UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders.

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JULY 31, 2012

Annual Report

Table of Contents

i	Message from the Chairman
2	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
76	Bull ProFund
78	Mid-Cap ProFund
83	Small-Cap ProFund
85	NASDAQ-100 ProFund
87	Large-Cap Value ProFund
92	Large-Cap Growth ProFund
96	Mid-Cap Value ProFund
100	Mid-Cap Growth ProFund
104	Small-Cap Value ProFund
110	Small-Cap Growth ProFund
114	Europe 30 ProFund
115	UltraBull ProFund
117	UltraMid-Cap ProFund
123	UltraSmall-Cap ProFund
125	UltraDow 30 ProFund
126	UltraNASDAQ-100 ProFund
128	UltraInternational ProFund
129	UltraEmerging Markets ProFund
131	UltraLatin America ProFund
133	UltraChina ProFund
135	UltraJapan ProFund
136	Bear ProFund
137	Short Small-Cap ProFund
138	Short NASDAQ-100 ProFund
139	UltraBear ProFund
140	UltraShort Mid-Cap ProFund
141	UltraShort Small-Cap ProFund
142	UltraShort Dow 30 ProFund
143	UltraShort NASDAQ-100 ProFund
144	UltraShort International ProFund
145	UltraShort Emerging Markets ProFund
146	UltraShort Latin America ProFund
147	UltraShort China ProFund
148	UltraShort Japan ProFund
149	Banks UltraSector ProFund
150	Basic Materials UltraSector ProFund
152	Biotechnology UltraSector ProFund
153	Consumer Goods UltraSector ProFund
155	Consumer Services UltraSector ProFund
158	Financials UltraSector ProFund
161	Health Care UltraSector ProFund
163	Industrials UltraSector ProFund
167	Internet UltraSector ProFund
168	Mobile Telecommunications UltraSector ProFund
169	Oil & Gas UltraSector ProFund
171	Oil Equipment, Services & Distribution UltraSector ProFund
172	Pharmaceuticals UltraSector ProFund
173	Precious Metals UltraSector ProFund
174	Real Estate UltraSector ProFund
176	Semiconductor UltraSector ProFund
177	Technology UltraSector ProFund
179	Telecommunications UltraSector ProFund
180	Utilities UltraSector ProFund
181	Short Oil & Gas ProFund
182	Short Precious Metals ProFund
183	Short Real Estate ProFund
184	U.S. Government Plus ProFund
185	Rising Rates Opportunity 10 ProFund
186	Rising Rates Opportunity ProFund
187	Rising U.S. Dollar ProFund
189	Falling U.S. Dollar ProFund
191	Statements of Assets and Liabilities
205	Statements of Operations
219	Statements of Changes in Net Assets
245	Financial Highlights
277	Notes to Financial Statements
305	Report of Independent Registered Public Accounting Firm
306	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the fiscal year ended July 31, 2012.

Equity Markets Mixed

U.S. equity markets were mixed for the 12 months ending July 31, 2012. While U.S. large-cap stocks were strong performers, with the S&P 500® up 9.1% and the Dow Jones Industrial Average up 10.1% for the period, mid- and small-cap stocks were weak. The S&P MidCap 400® rose only 1.2%, and the Russell 2000® was flat at 0.2%. Frequent flare-ups of the European debt crisis, and growing signs of economic contraction in the eurozone, led investors to prefer higher quality U.S. assets, in particular Treasurys, high-grade corporate bonds and blue-chip stocks.

Eight out of 10 U.S. sector indexes delivered positive returns for the August 2011 through July 2012 period, as measured by the Dow Jones U.S. Industry IndexesSM. The strongest performance came from the telecommunications, utilities and health care sectors, up 26.5%, 17.8% and 15.6%, respectively. The worst performance came from sectors more sensitive to external economic forces—basic materials, and oil and gas—which declined 15.1% and 6.3%, respectively.

Foreign equity markets were down sharply, reflecting weakness in Europe and emerging markets. The MSCI All Country World Index ex-U.S. fell 14.9%. The MSCI EAFE Index, which covers developed markets outside North America, was down 11.0%, the MSCI Europe Index declined 12.0%, and the MSCI Emerging Markets Index fell 13.6%.

The U.S. dollar gained 11.8% against the basket of major currencies that constitute the U.S. Dollar Index.

Fixed Income Markets Strong

U.S. Treasury securities prices soared and yields fell to historically low levels, as investors sought the safety of U.S. government debt during the 12 months ended July 31, 2012. The Ryan Labs Treasury 10 Year Index was up 15.4% and the Ryan Labs Treasury 30 Year Index rose a remarkable 38.2% during the period. The broader fixed income market gained 7.3%, as measured by the Barclays U.S. Aggregate Bond Index®. In keeping with the general flight to quality, corporate investment grade debt outperformed high yield debt, with the iBoxx $ Liquid Investment Grade Index returning 12.7% compared with 8.2% for the iBoxx $ Liquid High Yield Index.

Whatever your view on the market, our alternative mutual funds provide opportunities to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

i

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Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each a “Fund” and collectively, the “Funds”) is designed to seek daily investment results that, before fees and expenses, correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds(i) and the Falling U.S. Dollar ProFund is designed to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds are geared (leveraged and inverse) funds in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple, the inverse or an inverse multiple of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the benchmark for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment adviser, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate on a daily basis the performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in the benchmark, including counterparty risk on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk and increased correlation risk. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. In addition, when a Fund uses derivatives, there may be imperfect correlation between the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that materially affected the performance of each Fund during the year:

Primary factors affecting Fund performance include the following: the total return of the securities comprising the Fund’s benchmark; the volatility of the Fund’s benchmark; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.

•                  Compounding of Daily Returns and Volatility: Geared Funds are designed to provide a multiple, the inverse or an inverse multiple of benchmark returns for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause results for periods longer than a single day to be more or less than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the benchmark’s performance; b) the benchmark’s volatility; c) period of time; d) financing rates associated with the use of derivatives; e) other Fund expenses; and f) interest and dividends paid with respect to the securities in the benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Management Discussion of Fund Performance (unaudited) :: 3

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2012 was 23.4%, which was higher than the prior year’s volatility of 13.7%. The volatility of each benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones U.S. Banks Index	41.3%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	38.0%
S&P SmallCap 600 Value Index	36.7%
Dow Jones U.S. Basic Materials Index	33.4%
Russell 2000® Index	33.0%
Dow Jones U.S. Financials Index	32.6%
Dow Jones Precious Metals Index	32.3%
Bank of New York Mellon China Select ADR Index	32.2%
Dow Jones U.S. Mobile Telecommunications Index	31.5%
ProFunds Europe 30 Index®	31.2%
Bank of New York Mellon Latin America 35 ADR Index	30.7%
S&P SmallCap 600 Growth Index	30.6%
Dow Jones U.S. Oil & Gas Index	30.3%
Dow Jones Internet Composite Index	29.9%
Bank of New York Mellon Emerging Markets 50 ADR Index	29.6%
S&P MidCap 400 Value Index	29.2%
S&P MidCap 400 Growth Index	29.0%
S&P MidCap 400	29.0%
Dow Jones U.S. Semiconductors Index	28.6%
Dow Jones U.S. Real Estate Index	28.1%
Dow Jones U.S. Industrials Index	27.5%
S&P 500 Value Index	25.1%
Dow Jones U.S. Technology Index	24.5%
Dow Jones U.S. Biotechnology Index	24.3%
NASDAQ-100® Index	24.0%
MSCI EAFE Index®	23.5%
S&P 500®	23.4%
S&P 500 Growth Index	22.3%
Dow Jones U.S. Consumer Services Index	22.1%
Ryan Labs 30 Year Treasury Index	21.7%
Dow Jones Industrial Average	21.1%
Dow Jones U.S. Health Care Index	19.7%
Nikkei 225 Stock Average	18.9%
Dow Jones U.S. Consumer Goods Index	17.9%
Dow Jones U.S. Telecommunications Index	17.8%
Dow Jones U.S. Pharmaceuticals Index	17.4%
Dow Jones U.S. Utilities Index	16.6%
Ryan Labs 10 Year Treasury Index	8.8%
U.S. Dollar Index	8.4%

•                  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives to obtain leveraged long exposure (i.e., Funds with leverage multiples greater than one) were generally negatively impacted by financing costs (paid to the counterparty by the Fund) associated with long derivative positions. The performance of Funds that use derivatives to obtain inverse exposure (i.e., Funds with negative leverage multiples) were generally positively impacted by financing costs (paid to the Fund by the counterparty) associated with short derivative positions.

Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one week London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. One-week LIBOR averaged 0.19% over the period. In certain market environments, one-week LIBOR adjusted by the spread may result in the net financing rate being negative.

Under recent market environments, a Fund typically pays (or receives) amounts that approximate the negotiated financing rate, multiplied by Fund assets, multiplied by the Fund’s leverage multiple reduced by one. Under this formula, when the financing rate is positive, the leveraged Fund pays money and when the financing rate is negative, the leveraged Fund receives money. When the financing rate is positive, an inverse Fund receives money and when the financing rate is negative, the inverse Fund pays money.

For example, if a financing rate is positive, a Fund with a leverage multiple of positive two (a leveraged Fund) will pay the financing rate, multiplied by Fund assets, multiplied by one; a Fund with a leverage multiple of negative one (an inverse Fund) will receive the financing rate, multiplied by Fund assets, multiplied by two; and a Fund with a leveraged multiple of negative two (an inverse leveraged Fund) will receive the financing rate, multiplied by Fund assets, multiplied by three.

4 :: Management Discussion of Fund Performance (unaudited)

•                  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have an inverse multiple and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark.

Management Discussion of Fund Performance :: Bull ProFund :: 5

Bull ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500® (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 6.81%. For the same period, the Index had a total return of 9.13%(1) and a volatility of 23.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	6.81%	-0.74%	4.37%
Service	5.76%	-1.72%	3.33%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Futures Contracts	19%
Swap Agreements	50%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.4%
Exxon Mobil Corp.	1.0%
International Business Machines Corp.	0.6%
AT&T, Inc.	0.5%
Microsoft Corp.	0.5%

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -0.98%. For the same period, the Index had a total return of 1.20%(1) and a volatility of 28.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-0.98%	1.02%	6.88%
Service	-1.96%	0.00%	5.81%
S&P MidCap 400	1.20%	3.45%	9.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Futures Contracts	16%
Swap Agreements	56%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.3%
Regeneron Pharmaceuticals, Inc.	0.3%
Equinix, Inc.	0.2%
Church & Dwight, Inc.	0.2%
Kansas City Southern Industries, Inc.	0.2%

S&P MidCap 400 — Composition

% of Index
Financial	23%
Consumer Non-Cyclical	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	5%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 7

Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -1.06%. For the same period, the Index had a total return of 0.19%(1) and a volatility of 32.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization- weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-1.06%	0.21%	6.73%
Service	-2.04%	-0.81%	5.62%
Russell 2000 Index	0.19%	1.69%	8.62%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.75%
Service	2.87%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	15%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.1%
Primerica, Inc.	0.1%
Wright Express Corp.	0.1%
HMS Holdings Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	21%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 10.53%. For the same period, the Index had a total return of 13.06%(1) and a volatility of 23.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	10.53%	5.33%	9.46%
Service	9.41%	4.28%	8.37%
NASDAQ-100 Index	13.06%	7.28%	11.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	17%
Swap Agreements	33%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	9.5%
Microsoft Corp.	4.1%
Google, Inc. - Class A	2.7%
Oracle Corp.	2.5%
Intel Corp.	2.1%

NASDAQ-100 Index — Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	15%
Consumer Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 9

Large-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 5.73%. For the same period, the Index had a total return of 7.73%(1) and a volatility of 25.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	5.73%	-3.75%	4.53%
Service	4.68%	-4.71%	3.51%
S&P 500 Value Index	7.73%	-1.71%	7.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.73%
Service	2.89%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	3.9%
General Electric Co.	3.9%
Pfizer, Inc.	3.2%
Wells Fargo & Co.	3.2%
Berkshire Hathaway, Inc. - Class B	2.6%

S&P 500 Value Index — Composition

% of Index
Financial	26%
Communications	15%
Consumer Non-Cyclical	13%
Energy	11%
Industrial	11%
Consumer Cyclical	8%
Utilities	7%
Technology	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P 500/Barra Value Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 8.19%. For the same period, the Index had a total return of 10.40%(1) and a volatility of 22.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	8.19%	1.70%	4.85%
Service	7.14%	0.69%	3.86%
S&P 500 Growth Index	10.40%	3.89%	7.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.73%
Service	2.91%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.4%
Exxon Mobil Corp.	3.8%
International Business Machines Corp.	3.3%
Johnson & Johnson	2.8%
Coca-Cola Co.	2.7%

S&P 500 Growth Index – Composition

% of Index
Consumer Non-Cyclical	29%
Technology	22%
Energy	11%
Industrial	10%
Consumer Cyclical	9%
Communications	8%
Financial	6%
Basic Materials	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P 500/Barra Growth Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 11

Mid-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 0.93%. For the same period, the Index had a total return of 3.26%(1) and a volatility of 29.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	0.93%	-0.40%	6.48%
Service	-0.10%	-1.40%	5.43%
S&P MidCap 400 Value Index	3.26%	2.02%	9.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.76%
Service	2.87%	2.76%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.4%
New York Community Bancorp	1.0%
Ashland, Inc.	1.0%
Everest Re Group, Ltd.	1.0%
Foot Locker, Inc.	0.9%

S&P MidCap 400 Value Index – Composition

% of Index
Financial	29%
Industrial	18%
Consumer Cyclical	13%
Consumer Non-Cyclical	13%
Utilities	8%
Technology	6%
Basic Materials	6%
Energy	4%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from July 31, 2002 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -2.39%. For the same period, the Index had a total return of -0.38%(1) and a volatility of 29.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-2.39%	3.10%	7.09%
Service	-3.32%	2.09%	6.01%
S&P MidCap 400 Growth Index	-0.38%	5.01%	9.48%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.9%
Equinix, Inc.	1.5%
Church & Dwight, Inc.	1.4%
Ametek, Inc.	1.3%
PetSmart, Inc.	1.3%

S&P MidCap 400 Growth Index – Composition

% of Index
Consumer Non-Cyclical	23%
Industrial	19%
Financial	15%
Consumer Cyclical	14%
Technology	10%
Energy	6%
Communications	6%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from July 31, 2002 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 13

Small-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 2.23%. For the same period, the Index had a return of 4.50%(1) and a volatility of 36.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	2.23%	-0.84%	5.94%
Service	1.13%	-1.86%	4.85%
S&P SmallCap 600 Value Index	4.50%	1.51%	8.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.96%	1.73%
Service	2.96%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
LaSalle Hotel Properties	1.0%
Actuant Corp. - Class A	0.9%
Cabela’s, Inc.	0.9%
Susquehanna Bancshares, Inc.	0.9%
DiamondRock Hospitality Co.	0.8%

S&P SmallCap 600 Value Index – Composition

% of Index
Financial	27%
Industrial	22%
Consumer Cyclical	16%
Consumer Non-Cyclical	13%
Technology	5%
Communications	5%
Utilities	4%
Energy	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from July 31, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 1.86%. For the same period, the Index had a total return of 4.04%(1) and a volatility of 30.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float-adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	1.86%	2.17%	8.28%
Service	0.84%	1.16%	7.19%
S&P SmallCap 600 Growth Index	4.04%	4.19%	10.42%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Cubist Pharmaceuticals, Inc.	1.1%
Mid-America Apartment Communities, Inc.	1.1%
ProAssurance Corp.	1.1%
Salix Pharmaceuticals, Ltd.	1.0%
Casey’s General Stores, Inc.	1.0%

S&P SmallCap 600 Growth Index – Composition

% of Index
Consumer Non-Cyclical	22%
Consumer Cyclical	17%
Technology	16%
Industrial	15%
Financial	14%
Communications	5%
Utilities	4%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from July 31, 2002 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 15

Europe 30 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -11.48%. For the same period, the Index had a price return of -13.92%(1) and a volatility of 31.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-11.48%	-6.51%	3.98%
Service	-12.32%	-7.41%	3.88%
ProFunds Europe 30 Index	-13.92%	-7.60%	3.22%
Dow Jones STOXX 50 Index	-25.36%	-13.48%	0.87%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.3%
Vodafone Group PLC	5.3%
Royal Dutch Shell PLC - Class A	5.1%
SAP AG	4.9%
Anheuser-Busch InBev N.V.	4.6%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	27%
Energy	19%
Technology	13%
Financial	12%
Communications	11%
Basic Materials	10%
Industrial	8%

Country Composition
United Kingdom	40%
Netherlands	17%
Germany	8%
France	7%
Ireland	5%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 9.17%. For the same period, the Index had a total return of 9.13%(1) and a volatility of 23.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	9.17%	-8.19%	3.28%
Service	8.15%	-9.09%	2.32%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	13%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.8%
Exxon Mobil Corp.	2.0%
International Business Machines Corp.	1.1%
AT&T, Inc.	1.1%
Microsoft Corp.	1.1%

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -8.05%. For the same period, the Index had a total return of 1.20%(1) and a volatility of 28.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization- weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-8.05%	-5.26%	7.72%
Service	-8.98%	-6.18%	6.70%
S&P MidCap 400	1.20%	3.45%	9.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	18%
Swap Agreements	109%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.7%
Regeneron Pharmaceuticals, Inc.	0.7%
Equinix, Inc.	0.5%
Church & Dwight, Inc.	0.5%
Kansas City Southern Industries, Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Financial	23%
Consumer Non-Cyclical	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	5%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -12.17%. For the same period, the Index had a total return of 0.19%(1) and a volatility of 32.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-12.17%	-10.12%	5.20%
Service	-13.12%	-11.07%	4.12%
Russell 2000 Index	0.19%	1.69%	8.62%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	14%
Swap Agreements	119%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.2%
Primerica, Inc.	0.2%
Wright Express Corp.	0.2%
HMS Holdings Corp.	0.2%
Prosperity Bancshares, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financial	21%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 12.82%. For the same period, the Index had a total return of 10.12%(1) and a volatility of 21.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	12.82%	-4.84%	4.13%
Service	11.62%	-5.77%	3.14%
Dow Jones Industrial Average	10.12%	2.51%	6.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	20%
Swap Agreements	114%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	7.5%
Chevron Corp.	4.2%
3M Co.	3.5%
McDonald’s Corp.	3.4%
Exxon Mobil Corp.	3.3%

Dow Jones Industrial Average – Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	19%
Technology	16%
Consumer Cyclical	13%
Energy	11%
Financial	9%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 17.97%. For the same period, the Index had a total return of 13.06%(1) and a volatility of 23.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	17.97%	3.52%	11.95%
Service	16.84%	2.51%	11.04%
NASDAQ-100 Index	13.06%	7.28%	11.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	18%
Swap Agreements	113%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	13.1%
Microsoft Corp.	5.7%
Google, Inc. - Class A	3.7%
Oracle Corp.	3.4%
Intel Corp.	3.0%

NASDAQ-100 Index – Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	15%
Consumer Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -31.75%. For the same period, the Index had a total return of -10.99%(1) and a volatility of 23.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-31.75%	-23.05%	-16.06%
Service	-32.46%	-23.84%	-16.91%
MSCI EAFE Index	-10.99%	-5.14%	-0.89%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	23%
Industrials	13%
Consumer Staples	12%
Consumer Discretionary	10%
Health Care	10%
Other	32%

Country Composition
United Kingdom	23%
Japan	21%
Australia	9%
France	9%
Switzerland	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -34.06%. For the same period, the Index had a total return of -14.09%(1) and a volatility of 29.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-34.06%	-19.39%	-9.76%
Service	-34.68%	-20.19%	-10.66%
Bank of New York Mellon Emerging Markets 50 ADR Index	-14.09%	-1.58%	3.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
China Mobile, Ltd.	5.4%
America Movil S.A.B. de C.V.	4.3%
Petroleo Brasileiro S.A.	3.6%
Vale S.A.	3.1%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	24%
Basic Materials	19%
Energy	19%
Financial	16%
Technology	11%
Other	11%

Country Composition
Brazil	35%
China	22%
Taiwan	11%
Mexico	10%
South Korea	6%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 23

UltraLatin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -32.69%. For the same period, the Index had a price return of -12.77%(1) and a volatility of 30.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Since Inception
Investor	-32.69%	-21.85%
Service	-33.35%	-22.59%
Bank of New York Mellon Latin America 35 ADR Index	-12.77%	-0.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Companhia de Bebidas das Americas	5.3%
Vale S.A. - Preferred	5.0%
Petroleo Brasileiro S.A. - Preferred	4.3%
Petroleo Brasileiro S.A.	3.4%
Vale S.A.	3.3%

Bank of New York Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	23%
Consumer Non-Cyclical	22%
Financial	16%
Energy	15%
Communications	11%
Other	13%

Country Composition
Brazil	67%
Mexico	13%
Chile	12%
Colombia	6%
Peru	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -50.23%. For the same period, the Index had a price return of -24.98%(1) and a volatility of 32.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Since Inception
Investor	-50.23%	-28.93%
Service	-50.64%	-29.66%
Bank of New York Mellon China Select ADR Index	-24.98%	-7.15%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.73%
Service	2.77%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	9.5%
CNOOC, Ltd.	6.7%
PetroChina Co., Ltd.	5.9%
China Life Insurance Co., Ltd.	5.9%
Baidu, Inc.	4.8%

Bank of New York Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Communications	40%
Energy	26%
Financial	9%
Technology	6%
Consumer Non-Cyclical	6%
Consumer Cyclical	5%
Basic Materials	3%
Utilities	3%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 25

UltraJapan ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -27.87%. For the same period, the Index had a total return of -10.82%(1), as measured in unhedged U.S. Dollar terms, or -9.71%(1) in local (Japanese Yen) terms and a volatility of 18.94%. The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-27.87%	-33.71%	-11.00%
Service	-28.59%	-34.37%	-11.88%
Nikkei 225 Stock Average - USD	-10.82%	-3.41%	4.44%
Nikkei 225 Stock Average - Yen	-9.71%	-11.22%	0.08%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.73%
Service	2.91%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	186%
Swap Agreements	14%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	27%
Consumer Cyclical	26%
Consumer Non-Cyclical	18%
Communications	9%
Technology	7%
Financial	6%
Basic Materials	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -14.87%. For the same period, the Index had a total return of 9.13%(1) and a volatility of 23.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-14.87%	-7.68%	-8.32%
Service	-15.68%	-8.60%	-9.22%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.73%
Service	2.74%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -13.00%. For the same period, the Index had a total return of 0.19%(1) and a volatility of 32.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-13.00%	-13.30%	-13.49%
Service	-13.64%	-14.10%	-14.30%
Russell 2000 Index	0.19%	1.69%	8.62%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.73%
Service	2.95%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(82)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	21%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -18.64%. For the same period, the Index had a total return of 13.06%(1) and a volatility of 23.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization- weighted methodology.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-18.64%	-14.03%	-13.93%
Service	-19.69%	-14.92%	-14.83%
NASDAQ-100 Index	13.06%	7.28%	11.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.92%	1.73%
Service	2.92%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	15%
Consumer Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 29

UltraBear ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -31.17%. For the same period, the Index had a total return of 9.13%(1) and a volatility of 23.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	(31.17)%	(20.57)%	(20.10)%
Service	(31.81)%	(21.28)%	(20.81)%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(177)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -25.87%. For the same period, the Index had a total return of 1.20%(1) and a volatility of 28.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-25.87%	-28.74%	-25.00%
Service	-26.38%	-29.42%	-25.75%
S&P MidCap 400	1.20%	3.45%	7.14%

Expense Ratios**

Fund	Gross	Net
Investor	2.70%	1.73%
Service	3.70%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(179)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Financial	23%
Consumer Non-Cyclical	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	5%
Utilities	5%
Communications	5%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 31

UltraShort Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -31.78%. For the same period, the Index had a return of 0.19%(1) and a volatility of 32.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-31.78%	-32.89%	-26.99%
Service	-32.40%	-33.53%	-27.71%
Russell 2000 Index	0.19%	1.69%	5.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.73%
Service	2.93%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(179)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Financial	21%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -29.16%. For the same period, the Index had a total return of 10.12%(1) and a volatility of 21.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-29.16%	-20.39%	-18.57%
Service	-29.90%	-21.19%	-19.40%
Dow Jones Industrial Average	10.12%	2.51%	5.98%

Expense Ratios**

Fund	Gross	Net
Investor	2.05%	1.73%
Service	3.05%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	19%
Technology	16%
Consumer Cyclical	13%
Energy	11%
Financial	9%
Communications	9%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 33

UltraShort NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -35.50%. For the same period, the Index had a total return of 13.06%(1) and a volatility of 23.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the Index’s daily performance.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-35.50%	-30.48%	-30.29%
Service	-36.24%	-31.19%	-30.97%
NASDAQ-100 Index	13.06%	7.28%	11.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.73%
Service	2.77%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(184)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	52%
Communications	25%
Consumer Non-Cyclical	15%
Consumer Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -6.28%. For the same period, the Index had a total return of -10.99%(1) and a volatility of 23.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-6.28%	-19.44%	-19.69%
Service	-7.08%	-20.23%	-20.49%
MSCI EAFE Index	-10.99%	-5.14%	-0.89%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.73%
Service	2.84%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	23%
Industrials	13%
Consumer Staples	12%
Consumer Discretionary	10%
Health Care	10%
Other	32%

Country Composition
United Kingdom	23%
Japan	21%
Australia	9%
France	9%
Switzerland	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund  ::  35

UltraShort Emerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of NewYork Mellon Emerging Markets 50 ADR Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 0.17%. For the same period, the Index had a total return of -14.09%(1) and a volatility of 29.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	0.17%	-37.00%	-38.57%
Service	-0.08%	-37.60%	-39.16%
Bank of New York Mellon Emerging Markets 50 ADR Index	-14.09%	-1.58%	3.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.73%
Service	2.85%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Communications	24%
Basic Materials	19%
Energy	19%
Financial	16%
Technology	11%
Other	11%

Country Composition
Brazil	35%
China	22%
Taiwan	11%
Mexico	10%
South Korea	6%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -3.82%. For the same period, the Index had a total return of -12.77%(1) and a volatility of 30.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Since Inception
Investor	-3.82%	-46.37%
Service	-4.44%	-46.88%
Bank of New York Mellon Latin America 35 ADR Index	-12.77%	-0.54%

Expense Ratios**

Fund	Gross	Net
Investor	2.91%	1.73%
Service	3.91%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index
Basic Materials	23%
Consumer Non-Cyclical	22%
Financial	16%
Energy	15%
Communications	11%
Other	13%

Country Composition
Brazil	67%
Mexico	13%
Chile	12%
Colombia	6%
Peru	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 37

UltraShort China ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon China Select ADR Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 24.29%. For the same period, the Index had a total return of -24.98%(1) and a volatility of 32.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Since Inception
Investor	24.29%	-30.85%
Service	22.77%	-31.48%
Bank of New York Mellon China Select ADR Index	-24.98%	-7.15%

Expense Ratios**

Fund	Gross	Net
Investor	2.68%	1.73%
Service	3.68%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index
Communications	40%
Energy	26%
Financial	9%
Technology	6%
Consumer Non-Cyclical	6%
Consumer Cyclical	5%
Basic Materials	3%
Utilities	3%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 8.09%. For the same period, the Index had a total return of -10.82%(1), as measured in unhedged U.S. Dollar terms, or -9.71%(1) in local (Japanese Yen) terms and a volatility of 18.94%. The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price- weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	8.09%	-2.53%	-3.26%
Service	7.10%	-3.49%	-4.22%
Nikkei 225 Stock Average - USD	-10.82%	-3.41%	-2.45%
Nikkei 225 Stock Average - Yen	-9.71%	-11.22%	-8.57%

Expense Ratios**

Fund	Gross	Net
Investor	2.61%	1.73%
Service	3.61%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(182)%
Swap Agreements	(18)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	27%
Consumer Cyclical	26%
Consumer Non-Cyclical	18%
Communications	9%
Technology	7%
Financial	6%
Basic Materials	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)

1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 39

Banks UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -10.00%. For the same period, the Index had a total return of -1.40%(1) and a volatility of 41.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-10.00%	-32.59%	-14.53%
Service	-10.99%	-33.26%	-15.35%
Dow Jones U.S. Banks Index	-1.40%	-15.14%	-3.66%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.73%
Service	2.89%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	88%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	14.2%
J.P. Morgan Chase & Co.	11.6%
Citigroup, Inc.	6.7%
Bank of America Corp.	6.7%
U.S. Bancorp	5.4%

Dow Jones U.S. Banks Index – Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -27.04%. For the same period, the Index had a total return of -15.13%(1) and a volatility of 33.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-27.04%	-7.33%	4.38%
Service	-27.79%	-8.25%	3.40%
Dow Jones U.S. Basic Materials Index	-15.13%	0.71%	8.20%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.2%
The Dow Chemical Co.	4.6%
Freeport-McMoRan Copper & Gold, Inc.	4.2%
Praxair, Inc.	4.1%
Newmont Mining Corp.	2.9%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	64%
Industrial Metals	20%
Mining	12%
Forestry and Paper	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 41

Biotechnology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 42.15%. For the same period, the Index had a total return of 30.27%(1) and a volatility of 24.27%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	42.15%	11.48%	13.05%
Service	40.72%	10.40%	11.95%
Dow Jones U.S. Biotechnology Index	30.27%	10.94%	12.26%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.73%
Service	2.97%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.2%
Gilead Sciences, Inc.	7.7%
Biogen Idec, Inc.	6.7%
Celgene Corp.	5.7%
Alexion Pharmaceuticals, Inc.	3.8%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 12.59%. For the same period, the Index had a return of 10.99%(2) and a volatility of 17.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	12.59%	5.12%	6.24%
Service	11.48%	4.07%	5.19%
Dow Jones U.S. Consumer Goods Index	10.99%	6.74%	7.71%
S&P 500	9.13%	1.13%	4.47%

Expense Ratios**

Fund	Gross	Net
Investor	3.26%	1.73%
Service	4.26%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	7.0%
Coca-Cola Co.	6.7%
Philip Morris International, Inc.	6.2%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	2.9%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	22%
Food Producers	19%
Household Goods	18%
Tobacco	17%
Personal Goods	13%
Automobiles and Parts	8%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

(2)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(3)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 43

Consumer Services UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 19.37%. For the same period, the Index had a return of 15.57%(2) and a volatility of 22.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	19.37%	3.13%	3.29%
Service	18.24%	2.14%	2.31%
Dow Jones U.S. Consumer Services Index	15.57%	5.71%	5.86%
S&P 500	9.13%	1.13%	4.47%

Expense Ratios**

Fund	Gross	Net
Investor	2.78%	1.73%
Service	3.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.8%
McDonald’s Corp.	3.3%
Walt Disney Co.	3.0%
Amazon.com, Inc.	3.0%
The Home Depot, Inc.	2.9%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	42%
Media	27%
Travel and Leisure	20%
Food and Drug Retailers	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

(2)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(3)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -0.56%. For the same period, the Index had a return of 3.87%(1) and a volatility of 32.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-0.56%	-23.56%	-8.06%
Service	-1.66%	-24.33%	-8.96%
Dow Jones U.S. Financials Index	3.87%	-10.10%	-0.11%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.73%
Service	3.10%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	4.1%
J.P. Morgan Chase & Co.	3.4%
Berkshire Hathaway, Inc. - Class B	2.1%
Citigroup, Inc.	1.9%
Bank of America Corp.	1.9%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	33%
General Financial	24%
Real Estate Investment Trusts	22%
Nonlife Insurance	16%
Life Insurance	4%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 45

Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 20.15%. For the same period, the Index had a return of 15.61%(1) and a volatility of 19.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	20.15%	4.12%	5.30%
Service	19.02%	3.08%	4.28%
Dow Jones U.S. Health Care Index	15.61%	5.73%	6.79%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.15%	1.73%
Service	3.15%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	86%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.7%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	5.5%
Abbott Laboratories	4.2%
Amgen, Inc.	2.6%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	67%
Health Care Equipment and Services	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 3.88%. For the same period, the Index had a total return of 6.32%(1) and a volatility of 27.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	3.88%	-5.17%	2.58%
Service	2.87%	-6.10%	1.56%
Dow Jones U.S. Industrials Index	6.32%	0.71%	5.80%
S&P 500	9.13%	1.13%	4.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.90%	1.73%
Service	2.90%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	100%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.2%
United Technologies Corp.	1.7%
3M Co.	1.7%
Union Pacific Corp.	1.6%
United Parcel Service, Inc. - Class B	1.6%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	22%
Industrial Engineering	16%
Aerospace and Defense	16%
Industrial Transportation	15%
Support Services	14%
Electronic & Electrical Equipment	12%
Construction and Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -5.92%. For the same period, the Index had a total return of -0.18%(1) and a volatility of 29.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-5.92%	5.82%	20.05%
Service	-6.87%	4.77%	18.93%
Dow Jones Internet Composite Index	-0.18%	8.44%	17.97%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc. - Class A	6.3%
Amazon.com, Inc.	4.9%
eBay, Inc.	4.0%
Priceline.com, Inc.	3.4%
Yahoo!, Inc.	2.6%

Dow Jones Internet Composite Index – Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 15.61%. For the same period, the Index had a return of 14.49%(1) and a volatility of 31.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	15.61%	-33.54%	-4.81%
Service	14.47%	-34.17%	-5.77%
Dow Jones U.S. Mobile Telecommunications Index	14.49%	-17.53%	3.37%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.70%	1.73%
Service	3.70%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	21.1%
Sprint Nextel Corp.	16.7%
SBA Communications Corp. - Class A	9.3%
MetroPCS Communications, Inc.	3.6%
Telephone & Data Systems, Inc.	3.1%

Dow Jones U.S. Mobile Telecommunications Index – Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -14.45%. For the same period, the Index had a total return of -6.28%(1) and a volatility of 30.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-14.45%	-5.09%	12.74%
Service	-15.30%	-6.04%	11.64%
Dow Jones U.S. Oil & Gas Index	-6.28%	1.59%	13.34%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.2%
Chevron Corp.	10.2%
Schlumberger, Ltd.	4.5%
Occidental Petroleum Corp.	3.3%
ConocoPhillips	3.3%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Oil Equipment, Services & Distributions UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -31.44%. For the same period, the Index had a total return of -17.91%(1) and a volatility of 38.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-31.44%	-13.39%	-7.16%
Service	-32.16%	-14.25%	-8.08%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	-17.91%	-2.41%	1.73%
S&P 500	9.13%	1.13%	3.59%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.5%
Halliburton Co.	5.9%
National Oilwell Varco, Inc.	5.9%
Baker Hughes, Inc.	3.9%
The Williams Cos., Inc.	3.9%

Dow Jones U.S. Oil Equipment, Services & Distribution Index – Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 31.63%. For the same period, the Index had a total return of 22.87%(1) and a volatility of 17.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	31.63%	5.63%	2.15%
Service	29.97%	4.57%	1.16%
Dow Jones U.S. Pharmaceuticals Index	22.87%	6.72%	4.74%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.44%	1.73%
Service	3.44%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	97%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.4%
Pfizer, Inc.	11.8%
Merck & Co., Inc.	8.8%
Abbott Laboratories	6.8%
Bristol-Myers Squibb Co.	4.0%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -38.67%. For the same period, the Index had a return of -24.53%(1) and a volatility of 32.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-38.67%	-8.85%	5.62%
Service	-39.29%	-9.75%	4.60%
Dow Jones Precious Metals Index	-24.53%	1.42%	10.50%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)

Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from July 31, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 14.62%. For the same period, the Index had a total return of 13.12%(1) and a volatility of 28.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	14.62%	-7.32%	4.91%
Service	13.49%	-8.21%	3.87%
Dow Jones U.S. Real Estate Index	13.12%	3.42%	10.09%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.1%
American Tower Corp.	3.1%
Public Storage, Inc.	2.3%
HCP, Inc.	2.1%
Ventas, Inc.	2.1%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -2.76%. For the same period, the Index had a return of 1.46%(1) and a volatility of 28.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-2.76%	-7.48%	-2.02%
Service	-3.69%	-8.38%	-3.00%
Dow Jones U.S. Semiconductors Index	1.46%	-1.24%	3.46%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.73%
Service	2.94%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.0%
Texas Instruments, Inc.	5.3%
Broadcom Corp. - Class A	2.8%
Applied Materials, Inc.	2.4%
Analog Devices, Inc.	2.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 10.35%. For the same period, the Index had a total return of 9.98%(1) and a volatility of 24.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	10.35%	1.86%	7.41%
Service	9.28%	0.85%	6.44%
Dow Jones U.S. Technology Index	9.98%	4.89%	9.11%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.73%
Service	2.84%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	12.0%
Microsoft Corp.	4.7%
International Business Machines Corp.	4.6%
Google, Inc. - Class A	3.6%
Intel Corp.	2.8%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	57%
Software and Computer Services	43%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 37.11%. For the same period, the Index had a total return of 26.53%(1) and a volatility of 17.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	37.11%	-3.37%	6.69%
Service	35.75%	-4.30%	5.67%
Dow Jones U.S. Telecommunications Index	26.53%	1.59%	8.96%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.48%	1.73%
Service	3.48%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	101%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.3%
Verizon Communications, Inc.	13.9%
CenturyLink, Inc.	2.8%
Crown Castle International Corp.	1.8%
Sprint Nextel Corp.	1.4%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	90%
Mobile Telecommunications	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 23.57%. For the same period, the Index had a return of 17.84%(1) and a volatility of 16.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	23.57%	0.92%	9.48%
Service	22.46%	-0.06%	8.37%
Dow Jones U.S. Utilities Index	17.84%	3.96%	10.21%
S&P 500	9.13%	1.13%	6.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.73%
Service	2.89%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.0%
Southern Co.	4.4%
Exelon Corp.	3.5%
NextEra Energy, Inc.	2.8%
Dominion Resources, Inc.	2.8%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	69%
Gas, Water & MultiUtilities	31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -4.75%. For the same period, the Index had a total return of -6.28%(1) and a volatility of 30.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-4.75%	-14.31%	-14.47%
Service	-5.56%	-15.09%	-15.27%
Dow Jones U.S. Oil & Gas Index	-6.28%	1.59%	6.37%
S&P 500	9.13%	1.13%	3.71%

Expense Ratios**

Fund	Gross	Net
Investor	2.38%	1.73%
Service	3.38%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 17.08%. For the same period, the Index had a total return of -24.53%(1) and a volatility of 32.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	17.08%	-21.17%	-18.26%
Service	16.20%	-21.86%	-19.01%
Dow Jones Precious Metals Index	-24.53%	1.42%	2.29%
S&P 500	9.13%	1.13%	3.18%

Expense Ratios**

Fund	Gross	Net
Investor	2.03%	1.73%
Service	3.03%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -20.45%. For the same period, the Index had a return of 13.12%(1) and a volatility of 28.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-20.45%	-25.01%	-19.63%
Service	-21.04%	-25.71%	-20.38%
Dow Jones U.S. Real Estate Index	13.12%	3.42%	4.74%
S&P 500	9.13%	1.13%	3.71%

Expense Ratios**

Fund	Gross	Net
Investor	2.09%	1.73%
Service	3.09%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 61

U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 48.73%. For the same period, the Long Bond had a total return of 38.30%(1) and a volatility of 21.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2012 the most recent Long Bond issued carried a maturity date of May 15, 2042 and a 3.00% coupon.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	48.73%	13.62%	8.74%
Service	47.37%	12.52%	7.67%
30-year U.S. Treasury Bond	38.30%	13.05%	9.28%
Barclays Capital U.S. Treasury: Long-Term Index	29.63%	12.17%	8.85%

Expense Ratios**

Fund	Gross	Net
Investor	1.39%	1.39%
Service	2.39%	2.39%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	93%
U.S. Treasury Obligations	31%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)   The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -15.96%. For the same period, the Note had a total return of 15.56%(1) and a volatility of 8.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2012 the most recent Note carried a maturity date of May 15, 2022 and a 1.75% coupon.

During the year ended July 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-15.96%	-10.22%	-6.00%
Service	-16.80%	-11.12%	-6.94%
10-year U.S. Treasury Note	15.56%	9.52%	7.15%
Barclays Capital Composite U.S. Treasury Index	8.77%	6.54%	5.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

(3)   The Barclays Capital Composite U.S Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 63

Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”).The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -39.84%. For the same period, the Long Bond had a total return of 38.30%(1) and a volatility of 21.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2012 the most recent Long Bond issued carried a maturity date of May 15, 2042 and a 3.00% coupon.

During the year ended July 31, 2012, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2002 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Ten Year
Investor	-39.84%	-18.98%	-12.05%
Service	-40.39%	-19.77%	-12.90%
30-year U.S. Treasury Bond	38.30%	13.05%	9.28%
Barclays Capital U.S. Treasury: Long-Term Index	29.63%	12.17%	8.85%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)   The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of 8.70%. For the same period, the Index had a price return of 11.86%(1) and a volatility of 8.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics to the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 58%; Japanese Yen 14%; British Pound Sterling12%; Canadian Dollar 9%; Swedish Krona 4% and Swiss Franc 3%. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2012, the Fund invested in forward currency contracts and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	8.70%	-1.96%	-0.54%
Service	7.61%	-2.92%	-1.50%
U.S. Dollar Index	11.86%	0.45%	-0.13%
S&P 500	9.13%	1.13%	4.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	98%
Futures Contracts	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	58%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 65

Falling U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2012, the Fund (Investor Class shares) had a total return of -11.83%. For the same period, the Index had a price return of 11.86%(1) and a volatility of 8.43%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 58%; Japanese Yen 14%; British Pound Sterling 12%; Canadian Dollar 9%; Swedish Krona 4% and Swiss Franc 3%. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2012, the Fund invested in forward currency contracts and futures contracts as a substitute for investing directly in securities in order to gain exposure to the Benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/12

Fund	One Year	Five Year	Since Inception
Investor	-11.83%	-1.11%	0.01%
Service	-12.72%	-2.10%	-0.99%
U.S. Dollar Index	11.86%	0.45%	-0.13%
S&P 500	9.13%	1.13%	4.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.73%
Service	2.74%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2011. Contractual fee waivers are in effect through November 30, 2012.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	58%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

(1)   The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2012 and held for the entire period from February 1, 2012 through July 31, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Investor Class
Bull ProFund	$1,000.00	$1,051.90	$8.47	1.66%
Mid-Cap ProFund	1,000.00	1,001.20	9.06	1.82%
Small-Cap ProFund	1,000.00	989.40	8.56	1.73%
NASDAQ-100 ProFund	1,000.00	1,063.70	8.57	1.67%
Large-Cap Value ProFund	1,000.00	1,036.80	8.76	1.73%
Large-Cap Growth ProFund	1,000.00	1,064.70	8.83	1.72%
Mid-Cap Value ProFund	1,000.00	1,003.40	8.62	1.73%
Mid-Cap Growth ProFund	1,000.00	999.30	8.60	1.73%
Small-Cap Value ProFund	1,000.00	979.50	8.51	1.73%
Small-Cap Growth ProFund	1,000.00	1,011.10	8.65	1.73%
Europe 30 ProFund	1,000.00	954.40	9.48	1.95%
UltraBull ProFund	1,000.00	1,098.30	8.40	1.61%
UltraMid-Cap ProFund	1,000.00	996.30	8.29	1.67%
UltraSmall-Cap ProFund	1,000.00	967.80	9.34	1.91%
UltraDow 30 ProFund	1,000.00	1,067.70	8.89	1.73%
UltraNASDAQ-100 ProFund	1,000.00	1,130.20	9.00	1.70%
UltraInternational ProFund	1,000.00	924.30	8.09	1.69%
UltraEmerging Markets ProFund	1,000.00	788.40	6.71	1.51%
UltraLatin America ProFund	1,000.00	786.80	6.89	1.55%
UltraChina ProFund	1,000.00	755.30	7.55	1.73%
UltraJapan ProFund	1,000.00	927.00	8.29	1.73%
Bear ProFund	1,000.00	924.10	8.28	1.73%
Short Small-Cap ProFund	1,000.00	966.80	8.41	1.72%
Short NASDAQ-100 ProFund	1,000.00	902.50	8.14	1.72%
UltraBear ProFund	1,000.00	844.60	7.15	1.56%
UltraShort Mid-Cap ProFund	1,000.00	921.60	8.27	1.73%
UltraShort Small-Cap ProFund	1,000.00	928.00	8.29	1.73%
UltraShort Dow 30 ProFund	1,000.00	885.90	8.11	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	818.40	7.82	1.73%
UltraShort International ProFund	1,000.00	969.60	8.18	1.67%
UltraShort Emerging Markets ProFund	1,000.00	1,125.30	9.14	1.73%
UltraShort Latin America ProFund	1,000.00	1,125.20	9.14	1.73%
UltraShort China ProFund	1,000.00	1,152.90	9.26	1.73%
UltraShort Japan ProFund	1,000.00	977.20	8.50	1.73%
Banks UltraSector ProFund	1,000.00	1,056.50	8.85	1.73%
Basic Materials UltraSector ProFund	1,000.00	838.50	8.50	1.86%
Biotechnology UltraSector ProFund	1,000.00	1,236.90	9.62	1.73%
Consumer Goods UltraSector ProFund	1,000.00	1,093.20	9.00	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,132.50	9.17	1.73%
Financials UltraSector ProFund	1,000.00	1,081.60	8.95	1.73%
Health Care UltraSector ProFund	1,000.00	1,126.50	9.15	1.73%
Industrials UltraSector ProFund	1,000.00	991.50	8.57	1.73%
Internet UltraSector ProFund	1,000.00	1,043.90	9.55	1.88%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,377.10	10.22	1.73%
Oil & Gas UltraSector ProFund	1,000.00	977.10	8.55	1.74%

Expense Examples (unaudited) :: 69

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$916.20	$9.20	1.93%
Pharmaceuticals UltraSector ProFund	1,000.00	1,186.10	9.40	1.73%
Precious Metals UltraSector ProFund	1,000.00	635.60	7.08	1.74%
Real Estate UltraSector ProFund	1,000.00	1,139.80	9.20	1.73%
Semiconductor UltraSector ProFund	1,000.00	877.80	8.08	1.73%
Technology UltraSector ProFund	1,000.00	1,042.00	8.78	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,382.60	10.25	1.73%
Utilities UltraSector ProFund	1,000.00	1,148.80	9.24	1.73%
Short Oil & Gas ProFund	1,000.00	974.00	8.49	1.73%
Short Precious Metals ProFund	1,000.00	1,266.40	9.75	1.73%
Short Real Estate ProFund	1,000.00	886.80	8.12	1.73%
U.S. Government Plus ProFund	1,000.00	1,112.10	7.61	1.45%
Rising Rates Opportunity 10 ProFund	1,000.00	947.90	8.28	1.71%
Rising Rates Opportunity ProFund	1,000.00	868.60	8.13	1.75%
Rising U.S. Dollar ProFund	1,000.00	1,028.70	9.33	1.85%
Falling U.S. Dollar ProFund	1,000.00	952.20	8.40	1.73%

Service Class
Bull ProFund	1,000.00	1,046.60	13.54	2.66%
Mid-Cap ProFund	1,000.00	996.10	14.00	2.82%
Small-Cap ProFund	1,000.00	984.50	13.47	2.73%
NASDAQ-100 ProFund	1,000.00	1,058.30	13.66	2.67%
Large-Cap Value ProFund	1,000.00	1,031.60	13.79	2.73%
Large-Cap Growth ProFund	1,000.00	1,059.40	13.93	2.72%
Mid-Cap Value ProFund	1,000.00	998.30	13.56	2.73%
Mid-Cap Growth ProFund	1,000.00	994.60	13.54	2.73%
Small-Cap Value ProFund	1,000.00	974.30	13.40	2.73%
Small-Cap Growth ProFund	1,000.00	1,006.00	13.62	2.73%
Europe 30 ProFund	1,000.00	949.90	14.30	2.95%
UltraBull ProFund	1,000.00	1,093.40	13.53	2.60%
UltraMid-Cap ProFund	1,000.00	991.40	13.22	2.67%
UltraSmall-Cap ProFund	1,000.00	962.70	14.20	2.91%
UltraDow 30 ProFund	1,000.00	1,062.30	13.90	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,124.60	14.26	2.70%
UltraInternational ProFund	1,000.00	919.40	12.84	2.69%
UltraEmerging Markets ProFund	1,000.00	785.00	11.14	2.51%
UltraLatin America ProFund	1,000.00	783.00	11.30	2.55%
UltraChina ProFund	1,000.00	752.10	11.89	2.73%
UltraJapan ProFund	1,000.00	924.20	13.06	2.73%
Bear ProFund	1,000.00	919.90	12.84	2.69%
Short Small-Cap ProFund	1,000.00	964.10	13.28	2.72%
Short NASDAQ-100 ProFund	1,000.00	896.80	12.83	2.72%
UltraBear ProFund	1,000.00	841.30	11.31	2.47%
UltraShort Mid-Cap ProFund	1,000.00	918.70	13.02	2.73%
UltraShort Small-Cap ProFund	1,000.00	923.70	13.06	2.73%
UltraShort Dow 30 ProFund	1,000.00	881.20	12.77	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	815.00	11.64	2.58%
UltraShort International ProFund	1,000.00	964.60	13.04	2.67%
UltraShort Emerging Markets ProFund	1,000.00	1,121.70	14.40	2.73%
UltraShort Latin America ProFund	1,000.00	1,119.50	14.39	2.73%
UltraShort China ProFund	1,000.00	1,143.50	14.55	2.73%
UltraShort Japan ProFund	1,000.00	972.80	13.39	2.73%
Banks UltraSector ProFund	1,000.00	1,050.50	13.92	2.73%
Basic Materials UltraSector ProFund	1,000.00	834.30	13.04	2.86%
Biotechnology UltraSector ProFund	1,000.00	1,230.80	15.14	2.73%
Consumer Goods UltraSector ProFund	1,000.00	1,088.10	14.17	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,127.30	14.44	2.73%
Financials UltraSector ProFund	1,000.00	1,075.80	14.09	2.73%
Health Care UltraSector ProFund	1,000.00	1,120.40	14.39	2.73%
Industrials UltraSector ProFund	1,000.00	986.70	13.49	2.73%
Internet UltraSector ProFund	1,000.00	1,038.80	14.60	2.88%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,371.00	16.09	2.73%

70 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Oil & Gas UltraSector ProFund	1,000.00	972.40	13.44	2.74%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	911.00	13.92	2.93%
Pharmaceuticals UltraSector ProFund	1,000.00	1,178.00	14.78	2.73%
Precious Metals UltraSector ProFund	1,000.00	632.40	11.12	2.74%
Real Estate UltraSector ProFund	1,000.00	1,134.50	14.49	2.73%
Semiconductor UltraSector ProFund	1,000.00	873.20	12.71	2.73%
Technology UltraSector ProFund	1,000.00	1,036.60	13.82	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,375.70	16.01	2.71%
Utilities UltraSector ProFund	1,000.00	1,143.80	14.44	2.71%
Short Oil & Gas ProFund	1,000.00	970.80	11.56	2.36%
Short Precious Metals ProFund	1,000.00	1,263.40	15.36	2.73%
Short Real Estate ProFund	1,000.00	882.40	12.78	2.73%
U.S. Government Plus ProFund	1,000.00	1,107.00	12.78	2.44%
Rising Rates Opportunity 10 ProFund	1,000.00	943.20	12.85	2.66%
Rising Rates Opportunity ProFund	1,000.00	864.00	12.65	2.73%
Rising U.S. Dollar ProFund	1,000.00	1,023.90	14.19	2.82%
Falling U.S. Dollar ProFund	1,000.00	947.30	13.12	2.71%

*

Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 71

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Investor Class
Bull ProFund	$1,000.00	$1,016.61	$8.32	1.66%
Mid-Cap ProFund	1,000.00	1,015.81	9.12	1.82%
Small-Cap ProFund	1,000.00	1,016.26	8.67	1.73%
NASDAQ-100 ProFund	1,000.00	1,016.56	8.37	1.67%
Large-Cap Value ProFund	1,000.00	1,016.26	8.67	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.31	8.62	1.72%
Mid-Cap Value ProFund	1,000.00	1,016.26	8.67	1.73%
Mid-Cap Growth ProFund	1,000.00	1,016.26	8.67	1.73%
Small-Cap Value ProFund	1,000.00	1,016.26	8.67	1.73%
Small-Cap Growth ProFund	1,000.00	1,016.26	8.67	1.73%
Europe 30 ProFund	1,000.00	1,015.17	9.77	1.95%
UltraBull ProFund	1,000.00	1,016.86	8.07	1.61%
UltraMid-Cap ProFund	1,000.00	1,016.56	8.37	1.67%
UltraSmall-Cap ProFund	1,000.00	1,015.37	9.57	1.91%
UltraDow 30 ProFund	1,000.00	1,016.26	8.67	1.73%
UltraNASDAQ-100 ProFund	1,000.00	1,016.41	8.52	1.70%
UltraInternational ProFund	1,000.00	1,016.46	8.47	1.69%
UltraEmerging Markets ProFund	1,000.00	1,017.35	7.57	1.51%
UltraLatin America ProFund	1,000.00	1,017.16	7.77	1.55%
UltraChina ProFund	1,000.00	1,016.26	8.67	1.73%
UltraJapan ProFund	1,000.00	1,016.26	8.67	1.73%
Bear ProFund	1,000.00	1,016.26	8.67	1.73%
Short Small-Cap ProFund	1,000.00	1,016.31	8.62	1.72%
Short NASDAQ-100 ProFund	1,000.00	1,016.31	8.62	1.72%
UltraBear ProFund	1,000.00	1,017.11	7.82	1.56%
UltraShort Mid-Cap ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort Small-Cap ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort Dow 30 ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort International ProFund	1,000.00	1,016.56	8.37	1.67%
UltraShort Emerging Markets ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort Latin America ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort China ProFund	1,000.00	1,016.26	8.67	1.73%
UltraShort Japan ProFund	1,000.00	1,016.26	8.67	1.73%
Banks UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,015.61	9.32	1.86%
Biotechnology UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Consumer Goods UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Financials UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Health Care UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Internet UltraSector ProFund	1,000.00	1,015.51	9.42	1.88%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,016.21	8.72	1.74%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.27	9.67	1.93%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.21	8.72	1.74%
Real Estate UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Technology UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.26	8.67	1.73%
Short Oil & Gas ProFund	1,000.00	1,016.26	8.67	1.73%
Short Precious Metals ProFund	1,000.00	1,016.26	8.67	1.73%

72 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Short Real Estate ProFund	$1,000.00	$1,016.26	$8.67	1.73%
U.S. Government Plus ProFund	1,000.00	1,017.65	7.27	1.45%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.36	8.57	1.71%
Rising Rates Opportunity ProFund	1,000.00	1,016.16	8.77	1.75%
Rising U.S. Dollar ProFund	1,000.00	1,015.66	9.27	1.85%
Falling U.S. Dollar ProFund	1,000.00	1,016.26	8.67	1.73%

Service Class
Bull ProFund	1,000.00	1,011.64	13.30	2.66%
Mid-Cap ProFund	1,000.00	1,010.84	14.10	2.82%
Small-Cap ProFund	1,000.00	1,011.29	13.65	2.73%
NASDAQ-100 ProFund	1,000.00	1,011.59	13.35	2.67%
Large-Cap Value ProFund	1,000.00	1,011.29	13.65	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.34	13.60	2.72%
Mid-Cap Value ProFund	1,000.00	1,011.29	13.65	2.73%
Mid-Cap Growth ProFund	1,000.00	1,011.29	13.65	2.73%
Small-Cap Value ProFund	1,000.00	1,011.29	13.65	2.73%
Small-Cap Growth ProFund	1,000.00	1,011.29	13.65	2.73%
Europe 30 ProFund	1,000.00	1,010.19	14.74	2.95%
UltraBull ProFund	1,000.00	1,011.93	13.01	2.60%
UltraMid-Cap ProFund	1,000.00	1,011.59	13.35	2.67%
UltraSmall-Cap ProFund	1,000.00	1,010.39	14.55	2.91%
UltraDow 30 ProFund	1,000.00	1,011.39	13.55	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,011.44	13.50	2.70%
UltraInternational ProFund	1,000.00	1,011.49	13.45	2.69%
UltraEmerging Markets ProFund	1,000.00	1,012.38	12.56	2.51%
UltraLatin America ProFund	1,000.00	1,012.18	12.76	2.55%
UltraChina ProFund	1,000.00	1,011.29	13.65	2.73%
UltraJapan ProFund	1,000.00	1,011.29	13.65	2.73%
Bear ProFund	1,000.00	1,011.49	13.45	2.69%
Short Small-Cap ProFund	1,000.00	1,011.34	13.60	2.72%
Short NASDAQ-100 ProFund	1,000.00	1,011.34	13.60	2.72%
UltraBear ProFund	1,000.00	1,012.58	12.36	2.47%
UltraShort Mid-Cap ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort Small-Cap ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort Dow 30 ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,012.03	12.91	2.58%
UltraShort International ProFund	1,000.00	1,011.59	13.35	2.67%
UltraShort Emerging Markets ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort Latin America ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort China ProFund	1,000.00	1,011.29	13.65	2.73%
UltraShort Japan ProFund	1,000.00	1,011.29	13.65	2.73%
Banks UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,010.64	14.30	2.86%
Biotechnology UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Consumer Goods UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Financials UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Health Care UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Internet UltraSector ProFund	1,000.00	1,010.54	14.40	2.88%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,011.24	13.70	2.74%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,010.29	14.64	2.93%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.24	13.70	2.74%
Real Estate UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Technology UltraSector ProFund	1,000.00	1,011.29	13.65	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,011.39	13.55	2.71%
Utilities UltraSector ProFund	1,000.00	1,011.39	13.55	2.71%
Short Oil & Gas ProFund	1,000.00	1,013.13	11.81	2.36%

Expense Examples (unaudited) :: 73

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 - 7/31/12	Annualized Expense Ratio During Period 2/1/12 - 7/31/12
Short Precious Metals ProFund	$1,000.00	$1,011.29	$13.65	2.73%
Short Real Estate ProFund	1,000.00	1,011.29	13.65	2.73%
U.S. Government Plus ProFund	1,000.00	1,012.73	12.21	2.44%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.64	13.30	2.66%
Rising Rates Opportunity ProFund	1,000.00	1,011.29	13.65	2.73%
Rising U.S. Dollar ProFund	1,000.00	1,010.84	14.10	2.82%
Falling U.S. Dollar ProFund	1,000.00	1,011.39	13.55	2.71%

*

Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

76 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (30.8%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	1,595	$145,512
Abbott Laboratories (Pharmaceuticals)	0.3%	3,625	240,374
Altria Group, Inc. (Agriculture)	0.2%	4,698	168,987
Amazon.com, Inc.* (Internet)	0.2%	841	196,205
American Express Co. (Diversified Financial Services)	0.2%	2,320	133,887
Amgen, Inc. (Biotechnology)	0.2%	1,798	148,515
Apple Computer, Inc.* (Computers)	1.4%	2,146	1,310,691
AT&T, Inc. (Telecommunications)	0.6%	13,514	512,451
Bank of America Corp. (Banks)	0.2%	24,824	182,208
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.4%	4,060	344,450
Boeing Co. (Aerospace/Defense)	0.2%	1,740	128,603
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	3,886	138,342
Caterpillar, Inc. (Machinery-Construction & Mining)	0.1%	1,508	126,989
Chevron Corp. (Oil & Gas)	0.5%	4,553	498,918
Cisco Systems, Inc. (Telecommunications)	0.2%	12,354	197,046
Citigroup, Inc. (Banks)	0.2%	6,757	183,317
Coca-Cola Co. (Beverages)	0.5%	5,191	419,433
Comcast Corp.—Class A (Media)	0.2%	6,206	202,005
ConocoPhillips (Oil & Gas)	0.2%	2,900	157,876
CVS Caremark Corp. (Retail)	0.2%	2,958	133,850
Exxon Mobil Corp. (Oil & Gas)	1.0%	10,788	936,938
General Electric Co. (Miscellaneous Manufacturing)	0.6%	24,418	506,674
Google, Inc.—Class A* (Internet)	0.4%	580	367,123
Intel Corp. (Semiconductors)	0.3%	11,600	298,120
International Business Machines Corp. (Computers)	0.6%	2,668	522,875
J.P. Morgan Chase & Co. (Banks)	0.4%	8,787	316,332
Johnson & Johnson (Healthcare-Products)	0.5%	6,322	437,609
Kraft Foods, Inc. (Food)	0.2%	4,089	162,374
McDonald’s Corp. (Retail)	0.2%	2,349	209,907
Merck & Co., Inc. (Pharmaceuticals)	0.3%	7,018	309,985
Microsoft Corp. (Software)	0.6%	17,226	507,650
Occidental Petroleum Corp. (Oil & Gas)	0.2%	1,856	161,528
Oracle Corp. (Software)	0.3%	8,932	269,746
PepsiCo, Inc. (Beverages)	0.3%	3,596	261,537
Pfizer, Inc. (Pharmaceuticals)	0.5%	17,255	414,810
Philip Morris International, Inc. (Agriculture)	0.4%	3,944	360,639
Procter & Gamble Co. (Cosmetics/Personal Care)	0.4%	6,322	408,022
Qualcomm, Inc. (Telecommunications)	0.3%	3,944	235,378
Schlumberger, Ltd. (Oil & Gas Services)	0.2%	3,074	219,053
The Home Depot, Inc. (Retail)	0.2%	3,538	184,613
U.S. Bancorp (Banks)	0.2%	4,379	146,697
Union Pacific Corp. (Transportation)	0.2%	1,102	135,116
United Parcel Service, Inc.—Class B (Transportation)	0.2%	2,204	166,644
United Technologies Corp. (Aerospace/Defense)	0.2%	2,088	155,431
Verizon Communications, Inc. (Telecommunications)	0.3%	6,554	295,848
Visa, Inc.—Class A (Commercial Services)	0.2%	1,160	149,721
Wal-Mart Stores, Inc. (Retail)	0.3%	3,973	295,710
Walt Disney Co. (Media)	0.2%	4,118	202,359
Wells Fargo & Co. (Banks)	0.5%	12,238	413,767
Other Common Stocks	14.2%	376,826	14,094,947
TOTAL COMMON STOCKS (Cost $20,188,332)			28,716,812

Repurchase Agreements(a)(b) (68.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $64,251,197	$64,251,000	$64,251,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,251,000)		64,251,000
TOTAL INVESTMENT SECURITIES (Cost $84,439,332)—99.6%		92,967,812
Net other assets (liabilities)—0.4%		386,497
NET ASSETS—100.0%		$93,354,309

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $6,583,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $18,133,500)	264	$825,126

See accompanying notes to the financial statements.

July 31, 2012 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 77

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$22,224,535	$(106,970)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	24,479,981	(118,531)
		$(225,501)

Bull ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$42,033	NM
Aerospace/Defense	506,024	0.5%
Agriculture	641,164	0.7%
Airlines	16,257	NM
Apparel	162,647	0.2%
Auto Manufacturers	113,680	0.1%
Auto Parts & Equipment	62,424	0.1%
Banks	1,894,953	2.0%
Beverages	819,681	0.9%
Biotechnology	456,313	0.5%
Building Materials	9,768	NM
Chemicals	657,644	0.7%
Coal	32,108	NM
Commercial Services	471,719	0.5%
Computers	2,347,299	2.5%
Cosmetics/Personal Care	568,948	0.6%
Distribution/Wholesale	89,059	0.1%
Diversified Financial Services	494,742	0.5%
Electric	973,818	1.0%
Electrical Components & Equipment	88,362	0.1%
Electronics	170,979	0.2%
Energy-Alternate Sources	2,253	NM
Engineering & Construction	29,877	NM
Entertainment	7,550	NM
Environmental Control	76,734	0.1%
Food	525,263	0.6%
Forest Products & Paper	60,134	0.1%
Gas	87,201	0.1%
Hand/Machine Tools	36,985	NM
Healthcare-Products	957,846	1.0%
Healthcare-Services	317,613	0.3%
Holding Companies-Diversified	10,060	NM
Home Builders	31,108	NM
Home Furnishings	18,776	NM
Household Products/Wares	106,361	0.1%
Housewares	11,773	NM
Insurance	1,009,222	1.1%
Internet	901,711	1.0%
Iron/Steel	55,889	0.1%
Leisure Time	57,310	0.1%
Lodging	81,754	0.1%
Machinery-Construction & Mining	139,039	0.1%
Machinery-Diversified	181,915	0.2%
Media	941,294	1.0%
Metal Fabricate/Hardware	54,135	0.1%
Mining	158,009	0.2%
Miscellaneous Manufacturing	1,126,385	1.2%
Office/Business Equipment	27,703	NM
Oil & Gas	2,590,417	2.9%
Oil & Gas Services	461,510	0.5%
Packaging & Containers	35,600	NM
Pharmaceuticals	1,602,312	1.8%
Pipelines	155,860	0.2%
REIT	612,953	0.7%
Real Estate	11,747	NM
Retail	1,808,878	1.9%
Savings & Loans	17,040	NM
Semiconductors	635,117	0.7%
Software	1,080,539	1.2%
Telecommunications	1,503,773	1.6%
Textiles	10,343	NM
Toys/Games/Hobbies	36,887	NM
Transportation	520,314	0.6%
Other**	64,637,497	69.3%
Total	$93,354,309	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (28.1%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	510	$14,958
ACI Worldwide, Inc.* (Software)	255	11,223
Acuity Brands, Inc. (Electrical Components & Equipment)	306	17,730
Acxiom Corp.* (Software)	510	8,553
ADTRAN, Inc. (Telecommunications)	408	8,805
Advance Auto Parts, Inc. (Retail)	510	35,777
Advent Software, Inc.* (Software)	204	4,643
Aecom Technology Corp.* (Engineering & Construction)	765	12,401
Aeropostale, Inc.* (Retail)	561	11,063
Affiliated Managers Group, Inc.* (Diversified Financial Services)	357	39,838
AGCO Corp.* (Machinery-Diversified)	663	29,066
Alaska Air Group, Inc.* (Airlines)	459	15,996
Albemarle Corp. (Chemicals)	612	35,631
Alexander & Baldwin, Inc.* (Real Estate)	306	9,804
Alexandria Real Estate Equities, Inc. (REIT)	408	29,980
Alleghany Corp.* (Insurance)	102	35,273
Alliance Data Systems Corp.* (Commercial Services)	357	46,410
Alliant Energy Corp. (Electric)	765	35,733
Alliant Techsystems, Inc. (Aerospace/Defense)	204	9,449
Allscripts Healthcare Solutions, Inc.* (Software)	1,275	11,730
AMC Networks, Inc.—Class A* (Media)	408	17,691
American Campus Communities, Inc. (REIT)	612	29,168
American Eagle Outfitters, Inc. (Retail)	1,326	27,607
American Financial Group, Inc. (Insurance)	510	19,232
AMERIGROUP Corp.* (Healthcare-Services)	306	27,503
Ametek, Inc. (Electrical Components & Equipment)	1,581	49,011
ANN, Inc.* (Retail)	306	8,286
ANSYS, Inc.* (Software)	612	36,696
AOL, Inc.* (Internet)	612	19,498
Apollo Investment Corp. (Investment Companies)	1,377	10,575
AptarGroup, Inc. (Miscellaneous Manufacturing)	459	22,955
Aqua America, Inc. (Water)	918	23,538
Arch Coal, Inc. (Coal)	1,428	10,296
Arrow Electronics, Inc.* (Electronics)	765	25,819
Arthur J. Gallagher & Co. (Insurance)	765	27,142
Ascena Retail Group, Inc.* (Retail)	918	16,836
Ashland, Inc. (Chemicals)	510	35,899
Aspen Insurance Holdings, Ltd. (Insurance)	459	13,192
Associated Banc-Corp. (Banks)	1,173	14,651
Astoria Financial Corp. (Savings & Loans)	561	5,285
Atmel Corp.* (Semiconductors)	2,958	17,334
Atmos Energy Corp. (Gas)	612	21,940
Atwood Oceanics, Inc.* (Oil & Gas)	357	15,897
Avnet, Inc.* (Electronics)	969	30,524
Bally Technologies, Inc.* (Entertainment)	306	13,375
BancorpSouth, Inc. (Banks)	561	8,129
Bank of Hawaii Corp. (Banks)	306	14,293
Barnes & Noble, Inc.* (Retail)	255	3,384
BE Aerospace, Inc.* (Aerospace/Defense)	714	28,010
Bill Barrett Corp.* (Oil & Gas)	306	6,444
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	153	14,720
BioMed Realty Trust, Inc. (REIT)	1,020	19,176
Black Hills Corp. (Electric)	306	9,746
Bob Evans Farms, Inc. (Retail)	204	7,858
BRE Properties, Inc.—Class A (REIT)	510	26,867
Brinker International, Inc. (Retail)	510	16,529
Broadridge Financial Solutions, Inc. (Software)	816	17,275
Brown & Brown, Inc. (Insurance)	765	19,309
Cabot Corp. (Chemicals)	408	15,912
Cadence Design Systems, Inc.* (Computers)	1,836	22,436
Camden Property Trust (REIT)	561	40,005
CARBO Ceramics, Inc. (Oil & Gas Services)	153	9,820
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	408	20,600
Carpenter Technology Corp. (Iron/Steel)	306	14,645
Carter’s, Inc.* (Apparel)	357	18,089
Cathay Bancorp, Inc. (Banks)	510	8,257
CBOE Holdings, Inc. (Diversified Financial Services)	561	15,989
Charles River Laboratories International, Inc.* (Biotechnology)	306	10,413
Chico’s FAS, Inc. (Retail)	1,122	17,189
Church & Dwight, Inc. (Household Products/Wares)	918	52,886
Ciena Corp.* (Telecommunications)	663	10,628
Cimarex Energy Co. (Oil & Gas)	561	31,803
Cinemark Holdings, Inc. (Entertainment)	663	15,501
City National Corp. (Banks)	306	15,080
Clarcor, Inc. (Miscellaneous Manufacturing)	357	17,261
Clean Harbors, Inc.* (Environmental Control)	306	18,525
Cleco Corp. (Electric)	408	17,854
Collective Brands, Inc.* (Retail)	408	8,780
Commerce Bancshares, Inc. (Banks)	510	20,084
Commercial Metals Co. (Metal Fabricate/Hardware)	765	9,861
Community Health Systems, Inc.* (Healthcare-Services)	612	15,061
Compass Minerals International, Inc. (Mining)	204	14,757
Compuware Corp.* (Software)	1,428	13,152
Con-way, Inc. (Transportation)	357	12,716
Concur Technologies, Inc.* (Software)	306	20,667
Convergys Corp. (Commercial Services)	765	11,276
Copart, Inc.* (Retail)	714	16,965
CoreLogic, Inc.* (Commercial Services)	714	16,422
Corporate Office Properties Trust (REIT)	459	10,217
Corrections Corp. of America (Commercial Services)	663	20,606
Covance, Inc.* (Healthcare-Services)	357	16,758
Crane Co. (Miscellaneous Manufacturing)	306	11,934
Cree, Inc.* (Semiconductors)	765	18,322
Cullen/Frost Bankers, Inc. (Banks)	408	22,566
Cypress Semiconductor Corp. (Semiconductors)	1,020	10,904
Cytec Industries, Inc. (Chemicals)	306	18,837
Deckers Outdoor Corp.* (Apparel)	255	10,636
Deluxe Corp. (Commercial Services)	357	10,110
Dick’s Sporting Goods, Inc. (Retail)	612	30,061
Diebold, Inc. (Computers)	408	13,199
Domtar Corp. (Forest Products & Paper)	255	18,834
Donaldson Co., Inc. (Miscellaneous Manufacturing)	969	33,072
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	459	8,813
Dresser-Rand Group, Inc.* (Oil & Gas Services)	510	23,720

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Dril-Quip, Inc.* (Oil & Gas Services)	255	$18,694
DST Systems, Inc. (Computers)	204	10,996
Duke Realty Corp. (REIT)	1,785	25,811
East West Bancorp, Inc. (Banks)	969	21,124
Eaton Vance Corp. (Diversified Financial Services)	765	20,295
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	765	22,743
Energen Corp. (Oil & Gas)	459	23,505
Energizer Holdings, Inc.* (Electrical Components & Equipment)	459	35,696
Equinix, Inc.* (Internet)	306	54,523
Equity One, Inc. (REIT)	408	8,850
Essex Property Trust, Inc. (REIT)	255	40,127
Esterline Technologies Corp.* (Aerospace/ Defense)	204	11,979
Everest Re Group, Ltd. (Insurance)	357	36,307
Exelis, Inc. (Aerospace/Defense)	1,224	11,506
FactSet Research Systems, Inc. (Media)	306	28,446
Fair Isaac Corp. (Software)	204	8,831
Fairchild Semiconductor International, Inc.* (Semiconductors)	867	12,017
Federal Realty Investment Trust (REIT)	408	44,333
Fidelity National Title Group, Inc.—Class A (Insurance)	1,479	27,539
First American Financial Corp. (Insurance)	714	13,080
First Niagara Financial Group, Inc. (Savings & Loans)	2,346	17,783
FirstMerit Corp. (Banks)	714	11,567
Flowers Foods, Inc. (Food)	765	16,348
Foot Locker, Inc. (Retail)	1,020	33,680
Forest Oil Corp.* (Oil & Gas)	765	5,240
Fortune Brands Home & Security, Inc.* (Building Materials)	1,071	23,691
FTI Consulting, Inc.* (Commercial Services)	255	6,510
Fulton Financial Corp. (Banks)	1,326	12,186
Gardner Denver, Inc. (Machinery-Diversified)	357	20,342
Gartner Group, Inc.* (Commercial Services)	612	27,167
GATX Corp. (Trucking & Leasing)	306	12,873
General Cable Corp.* (Electrical Components & Equipment)	357	9,328
Gentex Corp. (Electronics)	969	15,514
Global Payments, Inc. (Commercial Services)	510	21,838
Graco, Inc. (Machinery-Diversified)	408	18,719
Granite Construction, Inc. (Engineering & Construction)	255	6,605
Great Plains Energy, Inc. (Electric)	1,020	22,624
Green Mountain Coffee Roasters, Inc.* (Beverages)	867	15,831
Greenhill & Co., Inc. (Diversified Financial Services)	204	8,103
Greif, Inc.—Class A (Packaging & Containers)	204	8,825
GUESS?, Inc. (Retail)	408	12,281
Hancock Holding Co. (Banks)	561	17,099
Hanesbrands, Inc.* (Apparel)	663	19,903
Hanover Insurance Group, Inc. (Insurance)	306	10,731
Harris Teeter Supermarkets, Inc. (Food)	306	12,650
Harsco Corp. (Miscellaneous Manufacturing)	561	11,921
Hawaiian Electric Industries, Inc. (Electric)	663	18,889
HCC Insurance Holdings, Inc. (Insurance)	663	20,314
Health Management Associates, Inc.—Class A* (Healthcare-Services)	1,734	11,410
Health Net, Inc.* (Healthcare-Services)	561	12,353
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	714	12,766
Henry Schein, Inc.* (Healthcare-Products)	612	45,784
Herman Miller, Inc. (Office Furnishings)	408	7,466
Highwoods Properties, Inc. (REIT)	510	17,274
Hill-Rom Holdings, Inc. (Healthcare-Products)	408	10,669
Hillshire Brands Co. (Food)	816	20,898
HMS Holdings Corp.* (Commercial Services)	561	19,304
HNI Corp. (Office Furnishings)	306	8,130
HollyFrontier Corp. (Oil & Gas)	1,377	51,486
Hologic, Inc.* (Healthcare-Products)	1,785	33,058
Home Properties, Inc. (REIT)	306	20,077
Hospitality Properties Trust (REIT)	816	19,804
HSN, Inc. (Retail)	255	10,802
Hubbell, Inc.—Class B (Electrical Components & Equipment)	408	33,570
Huntington Ingalls Industries, Inc.* (Shipbuilding)	306	11,931
IDACORP, Inc. (Electric)	357	15,065
IDEX Corp. (Machinery-Diversified)	561	21,402
IDEXX Laboratories, Inc.* (Healthcare-Products)	357	31,477
Informatica Corp.* (Software)	714	21,070
Ingram Micro, Inc.—Class A* (Distribution/ Wholesale)	1,020	15,290
Ingredion, Inc. (Food)	510	26,479
Integrated Device Technology, Inc.* (Semiconductors)	969	4,884
International Bancshares Corp. (Banks)	357	6,544
International Rectifier Corp.* (Semiconductors)	459	7,821
International Speedway Corp.—Class A (Entertainment)	204	5,231
Intersil Corp.—Class A (Semiconductors)	867	7,985
Intrepid Potash, Inc.* (Chemicals)	357	8,332
Itron, Inc.* (Electronics)	255	9,937
ITT Corp. (Miscellaneous Manufacturing)	612	11,469
ITT Educational Services, Inc.* (Commercial Services)	102	3,960
J.B. Hunt Transport Services, Inc. (Transportation)	612	33,672
Jack Henry & Associates, Inc. (Computers)	561	19,484
Janus Capital Group, Inc. (Diversified Financial Services)	1,275	9,218
Jefferies Group, Inc. (Diversified Financial Services)	1,020	12,791
JetBlue Airways Corp.* (Airlines)	1,530	8,430
John Wiley & Sons, Inc. (Media)	306	14,581
Jones Lang LaSalle, Inc. (Real Estate)	306	20,407
Kansas City Southern Industries, Inc. (Transportation)	714	51,979
KB Home (Home Builders)	459	4,241
KBR, Inc. (Engineering & Construction)	969	25,427
Kemper Corp. (Insurance)	306	10,012
Kennametal, Inc. (Hand/Machine Tools)	510	18,819
Kirby Corp.* (Transportation)	357	18,839
Korn/Ferry International* (Commercial Services)	306	4,027
Lamar Advertising Co.—Class A* (Advertising)	408	12,383
Lancaster Colony Corp. (Food)	153	10,601
Landstar System, Inc. (Transportation)	306	15,119

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Lender Processing Services, Inc. (Commercial Services)	561	$13,840
Lennox International, Inc. (Building Materials)	357	15,590
Liberty Property Trust (REIT)	765	27,762
Life Time Fitness, Inc.* (Leisure Time)	306	13,895
LifePoint Hospitals, Inc.* (Healthcare-Services)	306	11,665
Lincare Holdings, Inc. (Healthcare-Services)	561	23,225
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	561	22,373
LKQ Corp.* (Distribution/Wholesale)	969	34,235
Louisiana-Pacific Corp.* (Building Materials)	918	9,474
M.D.C. Holdings, Inc. (Home Builders)	255	8,124
Mack-Cali Realty Corp. (REIT)	561	15,029
Manpower, Inc. (Commercial Services)	510	18,146
ManTech International Corp.—Class A (Software)	153	3,355
Martin Marietta Materials (Building Materials)	306	22,993
Masimo Corp.* (Healthcare-Products)	357	7,997
Matson, Inc. (Transportation)	306	7,515
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	204	5,916
MDU Resources Group, Inc. (Electric)	1,275	28,547
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	408	13,431
Mednax, Inc.* (Healthcare-Services)	306	20,236
MEMC Electronic Materials, Inc.* (Semiconductors)	1,530	2,938
Mentor Graphics Corp.* (Computers)	612	9,351
Mercury General Corp. (Insurance)	255	9,236
Meredith Corp. (Media)	255	8,425
Mettler Toledo International, Inc.* (Electronics)	204	31,579
Micros Systems, Inc.* (Computers)	561	26,782
Mine Safety Appliances Co. (Environmental Control)	204	7,001
Minerals Technologies, Inc. (Chemicals)	102	6,522
Mohawk Industries, Inc.* (Textiles)	357	23,716
Monster Worldwide, Inc.* (Commercial Services)	816	5,916
MSC Industrial Direct Co.—Class A (Retail)	306	21,031
MSCI, Inc.—Class A* (Software)	816	27,050
National Fuel Gas Co. (Gas)	561	27,455
National Instruments Corp. (Electronics)	612	15,814
National Retail Properties, Inc. (REIT)	714	21,063
NCR Corp.* (Computers)	1,071	24,976
NeuStar, Inc.* (Telecommunications)	459	16,253
New York Community Bancorp (Savings & Loans)	2,907	37,733
NewMarket Corp. (Chemicals)	51	11,724
Nordson Corp. (Machinery-Diversified)	357	18,300
Northern Oil and Gas, Inc.* (Oil & Gas)	408	6,430
NV Energy, Inc. (Electric)	1,581	28,917
NVR, Inc.* (Home Builders)	51	39,473
Oceaneering International, Inc. (Oil & Gas Services)	714	36,907
Office Depot, Inc.* (Retail)	1,887	3,359
OGE Energy Corp. (Electric)	663	35,212
Oil States International, Inc.* (Oil & Gas Services)	357	25,954
Old Republic International Corp. (Insurance)	1,734	13,976
Olin Corp. (Chemicals)	510	10,322
OMEGA Healthcare Investors, Inc. (REIT)	714	17,307
Omnicare, Inc. (Pharmaceuticals)	765	24,029
Oshkosh Truck Corp.* (Auto Manufacturers)	612	13,782
Owens & Minor, Inc. (Distribution/Wholesale)	408	11,510
Packaging Corp. of America (Packaging & Containers)	663	20,414
Panera Bread Co.—Class A* (Retail)	204	32,128
Parametric Technology Corp.* (Software)	816	17,577
Patterson-UTI Energy, Inc. (Oil & Gas)	1,020	15,790
Pentair, Inc. (Miscellaneous Manufacturing)	663	29,059
PetSmart, Inc. (Retail)	714	47,203
Plains Exploration & Production Co.* (Oil & Gas)	867	34,645
Plantronics, Inc. (Telecommunications)	306	10,043
PNM Resources, Inc. (Electric)	510	10,608
Polaris Industries, Inc. (Leisure Time)	459	34,498
Polycom, Inc.* (Telecommunications)	1,173	10,252
Post Holdings, Inc.* (Food)	204	6,038
Potlatch Corp. (REIT)	255	8,826
Prosperity Bancshares, Inc. (Banks)	306	12,414
Protective Life Corp. (Insurance)	561	15,658
PVH Corp. (Retail)	459	36,458
QLogic Corp.* (Semiconductors)	663	7,651
Quest Software, Inc.* (Software)	357	9,975
Questar Corp. (Gas)	1,173	23,871
Quicksilver Resources, Inc.* (Oil & Gas)	816	3,688
Rackspace Hosting, Inc.* (Internet)	714	31,330
RadioShack Corp. (Retail)	663	1,929
Ralcorp Holdings, Inc.* (Food)	357	21,302
Raymond James Financial Corp. (Diversified Financial Services)	765	25,719
Rayonier, Inc. (REIT)	816	38,915
Realty Income Corp. (REIT)	867	35,720
Regal-Beloit Corp. (Hand/Machine Tools)	255	16,414
Regency Centers Corp. (REIT)	612	29,284
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	510	68,672
Regis Corp. (Retail)	408	6,903
Reinsurance Group of America, Inc. (Insurance)	510	28,392
Reliance Steel & Aluminum Co. (Iron/Steel)	510	26,255
Rent-A-Center, Inc. (Commercial Services)	408	14,508
ResMed, Inc.* (Healthcare-Products)	969	30,582
RF Micro Devices, Inc.* (Telecommunications)	1,836	7,124
Riverbed Technology, Inc.* (Computers)	1,071	18,892
Rock-Tenn Co.—Class A (Packaging & Containers)	459	26,723
Rollins, Inc. (Commercial Services)	408	9,621
Rosetta Resources, Inc.* (Oil & Gas)	357	14,894
Rovi Corp.* (Semiconductors)	765	10,236
Royal Gold, Inc. (Mining)	408	30,877
RPM, Inc. (Chemicals)	867	22,976
Saks, Inc.* (Retail)	1,071	11,171
Scholastic Corp. (Media)	153	4,610
Scientific Games Corp.—Class A* (Entertainment)	408	3,452
SEI Investments Co. (Commercial Services)	969	20,523
Semtech Corp.* (Semiconductors)	459	10,966
Senior Housing Properties Trust (REIT)	1,173	26,686
Sensient Technologies Corp. (Chemicals)	357	12,656
Service Corp. International (Commercial Services)	1,428	18,350
Shaw Group, Inc.* (Engineering & Construction)	459	17,878
Signature Bank* (Banks)	306	19,737

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
Signet Jewelers, Ltd. (Retail)	561	$24,639
Silgan Holdings, Inc. (Packaging & Containers)	306	12,610
Silicon Laboratories, Inc.* (Semiconductors)	306	11,307
Skyworks Solutions, Inc.* (Semiconductors)	1,275	36,886
SL Green Realty Corp. (REIT)	612	48,195
SM Energy Co. (Oil & Gas)	408	19,213
Smithfield Foods, Inc.* (Food)	1,071	19,814
Solarwinds, Inc.* (Software)	357	19,060
Solera Holdings, Inc. (Software)	459	17,924
Sonoco Products Co. (Packaging & Containers)	663	20,096
Sotheby’s—Class A (Commercial Services)	459	13,472
SPX Corp. (Miscellaneous Manufacturing)	357	21,677
StanCorp Financial Group, Inc. (Insurance)	306	9,107
Steel Dynamics, Inc. (Iron/Steel)	1,479	19,064
STERIS Corp. (Healthcare-Products)	408	12,293
Strayer Education, Inc. (Commercial Services)	102	7,411
Superior Energy Services, Inc.* (Oil & Gas Services)	1,071	23,209
SUPERVALU, Inc. (Food)	1,428	3,527
SVB Financial Group* (Banks)	306	17,690
Synopsys, Inc.* (Computers)	969	29,351
Synovus Financial Corp. (Banks)	5,253	9,981
Taubman Centers, Inc. (REIT)	408	31,628
TCF Financial Corp. (Banks)	1,071	11,063
Tech Data Corp.* (Electronics)	255	12,776
Techne Corp. (Healthcare-Products)	255	17,615
Teleflex, Inc. (Healthcare-Products)	255	16,254
Telephone & Data Systems, Inc. (Telecommunications)	663	16,064
Tellabs, Inc. (Telecommunications)	2,448	8,054
Tempur-Pedic International, Inc.* (Home Furnishings)	408	11,624
Terex Corp.* (Machinery-Construction & Mining)	714	13,923
The Brink’s Co. (Miscellaneous Manufacturing)	306	7,099
The Cheesecake Factory, Inc.* (Retail)	357	11,967
The Cooper Cos., Inc. (Healthcare-Products)	306	23,030
The Corporate Executive Board Co. (Commercial Services)	204	9,411
The Macerich Co. (REIT)	867	50,641
The New York Times Co.—Class A* (Media)	816	6,324
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	306	12,209
The Timken Co. (Metal Fabricate/Hardware)	561	20,308
The Valspar Corp. (Chemicals)	612	30,722
The Warnaco Group, Inc.* (Apparel)	255	10,878
The Wendy’s Co. (Retail)	1,989	9,130
Thor Industries, Inc. (Home Builders)	306	8,791
Thoratec Corp.* (Healthcare-Products)	408	13,998
Tibco Software, Inc.* (Internet)	1,122	31,517
Tidewater, Inc. (Transportation)	357	17,339
Toll Brothers, Inc.* (Home Builders)	969	28,266
Tootsie Roll Industries, Inc. (Food)	153	3,745
Towers Watson & Co.—Class A (Commercial Services)	357	20,931
Tractor Supply Co. (Retail)	459	41,709
Trimble Navigation, Ltd.* (Electronics)	816	36,116
Trinity Industries, Inc. (Miscellaneous Manufacturing)	510	14,280
Triumph Group, Inc. (Aerospace/Defense)	357	22,323
Trustmark Corp. (Banks)	408	9,865
Tupperware Corp. (Household Products/Wares)	357	18,714
tw telecom, Inc.* (Telecommunications)	1,020	25,633
UDR, Inc. (REIT)	1,683	44,785
UGI Corp. (Gas)	765	23,447
Under Armour, Inc.—Class A* (Apparel)	510	27,764
Unit Corp.* (Oil & Gas)	255	10,139
United Rentals, Inc.* (Commercial Services)	561	16,219
United Therapeutics Corp.* (Biotechnology)	357	19,556
Universal Corp. (Agriculture)	153	6,968
Universal Health Services, Inc.—Class B (Healthcare-Services)	663	25,910
URS Corp. (Engineering & Construction)	510	17,886
UTI Worldwide, Inc. (Transportation)	714	9,461
Valassis Communications, Inc.* (Commercial Services)	306	6,900
Valley National Bancorp (Banks)	1,326	12,332
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	153	18,954
ValueClick, Inc.* (Internet)	561	8,813
VCA Antech, Inc.* (Pharmaceuticals)	561	10,210
Vectren Corp. (Gas)	561	16,746
VeriFone Systems, Inc.* (Software)	714	25,911
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,428	69,272
Vishay Intertechnology, Inc.* (Electronics)	969	9,564
W.R. Berkley Corp. (Insurance)	765	28,022
Wabtec Corp. (Machinery-Diversified)	306	24,229
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	561	16,319
Washington Federal, Inc. (Savings & Loans)	714	11,374
Waste Connections, Inc. (Environmental Control)	816	25,108
Watsco, Inc. (Distribution/Wholesale)	204	13,860
Webster Financial Corp. (Banks)	510	10,465
Weingarten Realty Investors (REIT)	816	21,934
WellCare Health Plans, Inc.* (Healthcare- Services)	306	19,835
Werner Enterprises, Inc. (Transportation)	306	7,062
Westamerica Bancorp (Banks)	204	9,384
Westar Energy, Inc. (Electric)	867	26,496
WGL Holdings, Inc. (Gas)	357	14,441
Williams-Sonoma, Inc. (Retail)	663	23,039
WMS Industries, Inc.* (Leisure Time)	357	6,558
Woodward, Inc. (Electronics)	408	13,697
World Fuel Services Corp. (Retail)	459	18,585
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	357	7,747
Wright Express Corp.* (Commercial Services)	255	16,417
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	357	12,331
TOTAL COMMON STOCKS (Cost $5,132,724)		7,437,395

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (71.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $18,914,058	$18,914,000	$18,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,914,000)		18,914,000
TOTAL INVESTMENT SECURITIES (Cost $24,046,724)—99.7%		26,351,395
Net other assets (liabilities)—0.3%		81,427
NET ASSETS—100.0%		$26,432,822

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,242,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $4,223,700)	45	$(1,866)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$6,510,074	$(58,591)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	8,360,611	(76,833)
		$(135,424)

Mid-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$12,383	NM
Aerospace/Defense	83,267	0.3%
Agriculture	6,968	NM
Airlines	24,426	0.1%
Apparel	87,270	0.3%
Auto Manufacturers	13,782	0.1%
Banks	284,511	1.1%
Beverages	15,831	0.1%
Biotechnology	182,633	0.7%
Building Materials	71,748	0.3%
Chemicals	209,533	0.8%
Coal	10,296	NM
Commercial Services	394,253	1.5%
Computers	175,467	0.7%
Distribution/Wholesale	74,895	0.3%
Diversified Financial Services	148,272	0.6%
Electric	249,691	0.9%
Electrical Components & Equipment	145,335	0.5%
Electronics	201,340	0.8%
Engineering & Construction	80,197	0.3%
Entertainment	46,372	0.2%
Environmental Control	50,634	0.2%
Food	141,402	0.5%
Forest Products & Paper	18,834	0.1%
Gas	127,900	0.5%
Hand/Machine Tools	57,606	0.2%
Healthcare-Products	242,757	0.9%
Healthcare-Services	183,956	0.7%
Home Builders	88,895	0.3%
Home Furnishings	11,624	NM
Household Products/Wares	83,809	0.3%
Insurance	336,522	1.3%
Internet	145,681	0.6%
Investment Companies	10,575	NM
Iron/Steel	59,964	0.2%
Leisure Time	54,951	0.2%
Machinery-Construction & Mining	13,923	0.1%
Machinery-Diversified	144,389	0.5%
Media	80,077	0.3%
Metal Fabricate/Hardware	56,870	0.2%
Mining	45,634	0.2%
Miscellaneous Manufacturing	207,243	0.8%
Office Furnishings	15,596	0.1%
Oil & Gas	239,174	0.9%
Oil & Gas Services	151,070	0.6%
Packaging & Containers	88,668	0.3%
Pharmaceuticals	70,413	0.3%
REIT	749,464	2.8%
Real Estate	30,211	0.1%
Retail	546,349	2.1%
Savings & Loans	72,175	0.3%
Semiconductors	159,251	0.6%
Shipbuilding	11,931	NM
Software	274,692	1.0%
Telecommunications	112,856	0.4%
Textiles	23,716	0.1%
Transportation	173,702	0.7%
Trucking & Leasing	12,873	NM
Water	23,538	0.1%
Other**	18,995,427	71.9%
Total	$26,432,822	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Common Stocks (41.2%)

	Percentage of Net Assets	Shares	Value
Actuant Corp.—Class A (Miscellaneous Manufacturing)	0.1%	612	$17,418
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	306	17,730
Alaska Air Group, Inc.* (Airlines)	0.1%	510	17,773
Align Technology, Inc.* (Healthcare-Products)	0.1%	510	17,320
Alkermes PLC* (Pharmaceuticals)	0.1%	1,020	18,962
ALLETE, Inc. (Electric)	0.1%	459	19,030
athenahealth, Inc.* (Software)	0.1%	204	18,666
Black Hills Corp. (Electric)	0.1%	612	19,492
Cabela’s, Inc.* (Retail)	0.1%	408	18,744
Casey’s General Stores, Inc. (Retail)	0.1%	306	18,186
Cathay Bancorp, Inc. (Banks)	0.1%	1,122	18,165
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	408	19,727
Cleco Corp. (Electric)	0.1%	408	17,854
Cubist Pharmaceuticals, Inc.* (Biotechnology)	0.1%	459	19,765
Darling International, Inc.* (Environmental Control)	0.1%	1,071	17,693
Deluxe Corp. (Commercial Services)	0.1%	612	17,332
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	255	18,694
El Paso Electric Co. (Electric)	0.1%	612	20,716
Entertainment Properties Trust (REIT)	0.1%	459	20,728
Equity One, Inc. (REIT)	0.1%	816	17,699
First American Financial Corp. (Insurance)	0.1%	969	17,752
Genesee & Wyoming, Inc.—Class A* (Transportation)	0.1%	306	18,990
Hancock Holding Co. (Banks)	0.1%	663	20,208
HEALTHSOUTH Corp.* (Healthcare-Services)	0.1%	816	18,278
Hexcel Corp.* (Miscellaneous Manufacturing)	0.1%	765	17,817
HMS Holdings Corp.* (Commercial Services)	0.1%	663	22,814
IDACORP, Inc. (Electric)	0.1%	408	17,218
Invesco Mortgage Capital, Inc. (REIT)	0.1%	867	17,158
LaSalle Hotel Properties (REIT)	0.1%	663	17,410
NorthWestern Corp. (Electric)	0.1%	510	18,834
Ocwen Financial Corp.* (Diversified Financial Services)	0.1%	969	19,147
OMEGA Healthcare Investors, Inc. (REIT)	0.1%	918	22,252
Parametric Technology Corp.* (Software)	0.1%	867	18,675
Pharmacyclics, Inc.* (Pharmaceuticals)	0.1%	408	21,710
PNM Resources, Inc. (Electric)	0.1%	1,020	21,216
Portland General Electric Co. (Electric)	0.1%	714	19,442
Primerica, Inc. (Insurance)	0.1%	867	23,730
Prosperity Bancshares, Inc. (Banks)	0.1%	561	22,760
RLJ Lodging Trust (REIT)	0.1%	1,020	17,952
Seattle Genetics, Inc.* (Biotechnology)	0.1%	663	17,344
Six Flags Entertainment Corp. (Entertainment)	0.1%	306	17,629
Smith Corp. (Miscellaneous Manufacturing)	0.1%	510	25,204
Starwood Property Trust, Inc. (REIT)	0.1%	1,020	22,705
Susquehanna Bancshares, Inc. (Banks)	0.1%	1,734	18,484
Tetra Tech, Inc.* (Environmental Control)	0.1%	765	19,668
The Geo Group, Inc.* (Commercial Services)	0.1%	816	18,866
UMB Financial Corp. (Banks)	0.1%	357	17,157
United Natural Foods, Inc.* (Food)	0.1%	408	22,154
Wright Express Corp.* (Commercial Services)	0.1%	357	22,984
Other Common Stocks	36.3%	475,779	7,256,610
TOTAL COMMON STOCKS (Cost $7,124,342)			8,203,862

Repurchase Agreements(a)(b) (57.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $11,369,035	$11,369,000	$11,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,369,000)		11,369,000
TOTAL INVESTMENT SECURITIES (Cost $18,493,342)—98.3%		19,572,862
Net other assets (liabilities)—1.7%		335,137
NET ASSETS—100.0%		$19,907,999

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,514,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2012

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,054,480)	39	$(9,632)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,542,286	$(52,057)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,035,294	(49,138)
		$(101,195)

Small-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$3,039	NM
Aerospace/Defense	93,582	0.5%
Agriculture	37,466	0.2%
Airlines	56,238	0.3%
Apparel	87,342	0.4%
Auto Manufacturers	4,495	NM
Auto Parts & Equipment	72,582	0.4%
Banks	505,198	2.6%
Beverages	13,185	0.1%
Biotechnology	211,389	1.1%
Building Materials	66,000	0.3%
Chemicals	137,530	0.7%
Coal	28,925	0.1%
Commercial Services	583,454	3.0%
Computers	172,440	0.9%
Cosmetics/Personal Care	9,948	NM
Distribution/Wholesale	67,234	0.3%
Diversified Financial Services	180,589	0.9%
Electric	242,653	1.2%
Electrical Components & Equipment	82,348	0.4%
Electronics	182,013	0.9%
Energy-Alternate Sources	24,103	0.1%
Engineering & Construction	65,809	0.3%
Entertainment	83,504	0.4%
Environmental Control	55,289	0.3%
Food	183,252	0.9%
Forest Products & Paper	62,886	0.3%
Gas	90,715	0.5%
Healthcare-Products	287,998	1.4%
Healthcare-Services	125,182	0.6%
Holding Companies-Diversified	12,753	0.1%
Home Builders	33,327	0.2%
Home Furnishings	28,012	0.1%
Household Products/Wares	60,147	0.3%
Insurance	220,961	1.1%
Internet	222,084	1.1%
Investment Companies	75,359	0.4%
Iron/Steel	7,321	NM
Leisure Time	48,123	0.2%
Lodging	29,069	0.1%
Machinery-Construction & Mining	5,957	NM
Machinery-Diversified	130,017	0.7%
Media	47,854	0.2%
Metal Fabricate/Hardware	75,870	0.4%
Mining	65,495	0.3%
Miscellaneous Manufacturing	195,740	1.0%
Office Furnishings	44,664	0.2%
Oil & Gas	261,591	1.3%
Oil & Gas Services	132,437	0.7%
Packaging & Containers	6,569	NM
Pharmaceuticals	331,500	1.7%
Pipelines	12,034	0.1%
Private Equity	11,479	0.1%
REIT	629,988	3.3%
Real Estate	10,973	0.1%
Retail	504,976	2.5%
Savings & Loans	78,339	0.4%
Semiconductors	282,199	1.4%
Software	337,023	1.7%
Storage/Warehousing	10,658	0.1%
Telecommunications	259,535	1.3%
Textiles	6,387	NM
Toys/Games/Hobbies	15,433	0.1%
Transportation	147,540	0.7%
Trucking & Leasing	26,463	0.1%
Water	19,597	0.1%
Other**	11,704,137	58.9%
Total	$19,907,999	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 85

Common Stocks (49.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,524	$90,514
Adobe Systems, Inc.* (Software)	3,366	103,942
Akamai Technologies, Inc.* (Internet)	1,221	42,955
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,287	134,942
Altera Corp. (Semiconductors)	2,178	77,210
Amazon.com, Inc.* (Internet)	3,036	708,299
Amgen, Inc. (Biotechnology)	5,247	433,402
Apollo Group, Inc.—Class A* (Commercial Services)	825	22,440
Apple Computer, Inc.* (Computers)	6,336	3,869,775
Applied Materials, Inc. (Semiconductors)	8,679	94,514
Autodesk, Inc.* (Software)	1,551	52,610
Automatic Data Processing, Inc. (Commercial Services)	3,300	186,615
Avago Technologies, Ltd. (Semiconductors)	1,650	61,050
Baidu, Inc.ADR* (Internet)	1,848	222,721
Bed Bath & Beyond, Inc.* (Retail)	1,584	96,545
Biogen Idec, Inc.* (Biotechnology)	1,617	235,807
BMC Software, Inc.* (Software)	1,089	43,124
Broadcom Corp.—Class A (Semiconductors)	3,366	114,040
C.H. Robinson Worldwide, Inc. (Transportation)	1,089	57,554
CA, Inc. (Software)	3,201	77,048
Celgene Corp.* (Biotechnology)	2,970	203,326
Cerner Corp.* (Software)	1,155	85,378
Check Point Software Technologies, Ltd.* (Software)	1,386	67,318
Cisco Systems, Inc. (Telecommunications)	36,201	577,406
Citrix Systems, Inc.* (Software)	1,254	91,141
Cognizant Technology Solutions Corp.* (Computers)	2,046	116,151
Comcast Corp.—Class A (Media)	14,256	464,033
Costco Wholesale Corp. (Retail)	2,937	282,481
Dell, Inc.* (Computers)	11,814	140,350
DENTSPLY International, Inc. (Healthcare-Products)	957	34,777
DIRECTV—Class A* (Media)	4,422	219,596
Dollar Tree, Inc.* (Retail)	1,584	79,739
eBay, Inc.* (Internet)	8,745	387,403
Electronic Arts, Inc.* (Software)	2,145	23,638
Expedia, Inc. (Internet)	759	43,255
Expeditors International of Washington, Inc. (Transportation)	1,452	51,648
Express Scripts Holding Co.* (Pharmaceuticals)	5,445	315,483
F5 Networks, Inc.* (Internet)	528	49,305
Fastenal Co. (Distribution/Wholesale)	2,013	86,801
Fiserv, Inc.* (Software)	924	64,800
Flextronics International, Ltd.* (Electronics)	4,554	29,191
Fossil, Inc.* (Distribution/Wholesale)	429	30,755
Garmin, Ltd. (Electronics)	1,419	54,788
Gilead Sciences, Inc.* (Biotechnology)	5,115	277,898
Google, Inc.—Class A* (Internet)	1,749	1,107,065
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,056	19,283
Henry Schein, Inc.* (Healthcare-Products)	594	44,437
Infosys Technologies, Ltd.ADR (Computers)	528	20,898
Intel Corp. (Semiconductors)	34,023	874,391
Intuit, Inc. (Software)	1,980	114,880
Intuitive Surgical, Inc.* (Healthcare-Products)	264	127,116
KLA-Tencor Corp. (Semiconductors)	1,122	57,121
Kraft Foods, Inc.—Class A (Food)	11,715	465,203
Lam Research Corp.* (Semiconductors)	825	28,388
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,597	67,372
Life Technologies Corp.* (Biotechnology)	1,221	53,577
Linear Technology Corp. (Semiconductors)	1,551	50,020
Marvell Technology Group, Ltd. (Semiconductors)	3,861	43,475
Mattel, Inc. (Toys/Games/Hobbies)	2,310	81,243
Maxim Integrated Products, Inc. (Semiconductors)	1,980	53,915
Microchip Technology, Inc. (Semiconductors)	1,320	44,062
Micron Technology, Inc.* (Semiconductors)	6,699	41,601
Microsoft Corp. (Software)	56,793	1,673,690
Monster Beverage Corp.* (Beverages)	1,188	78,966
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,904	66,879
NetApp, Inc.* (Computers)	2,442	79,780
Netflix, Inc.* (Internet)	363	20,637
News Corp.—Class A (Media)	10,956	252,207
Nuance Communications, Inc.* (Software)	2,079	42,308
NVIDIA Corp.* (Semiconductors)	4,191	56,746
O’Reilly Automotive, Inc.* (Retail)	858	73,565
Oracle Corp. (Software)	33,627	1,015,535
PACCAR, Inc. (Auto Manufacturers)	2,409	96,384
Paychex, Inc. (Commercial Services)	2,442	79,829
Perrigo Co. (Pharmaceuticals)	627	71,491
Priceline.com, Inc.* (Internet)	330	218,374
Qualcomm, Inc. (Telecommunications)	11,583	691,273
Randgold Resources, Ltd.ADR (Mining)	363	32,481
Research In Motion, Ltd.* (Computers)	3,498	25,011
Ross Stores, Inc. (Retail)	1,518	100,856
SanDisk Corp.* (Computers)	1,650	67,864
Seagate Technology PLC (Computers)	2,871	86,187
Sears Holdings Corp.* (Retail)	726	35,930
Sigma-Aldrich Corp. (Chemicals)	825	57,090
Sirius XM Radio, Inc.* (Media)	25,707	55,527
Staples, Inc. (Retail)	4,653	59,279
Starbucks Corp. (Retail)	5,115	231,607
Stericycle, Inc.* (Environmental Control)	561	52,089
Symantec Corp.* (Internet)	4,884	76,923
Texas Instruments, Inc. (Semiconductors)	7,722	210,347
VeriSign, Inc.* (Internet)	1,056	46,907
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,419	68,836
Viacom, Inc.—Class B (Media)	3,234	151,060
Virgin Media, Inc. (Telecommunications)	1,881	51,502
Vodafone Group PLCADR (Telecommunications)	6,204	178,365
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,683	28,611
Whole Foods Market, Inc. (Food)	1,254	115,092
Wynn Resorts, Ltd. (Lodging)	693	64,969
Xilinx, Inc. (Semiconductors)	1,782	57,737
Yahoo!, Inc.* (Internet)	8,250	130,680
TOTAL COMMON STOCKS (Cost $9,279,225)		20,298,429

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (45.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $18,629,057	$18,629,000	$18,629,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,629,000)		18,629,000
TOTAL INVESTMENT SECURITIES (Cost $27,908,225)—95.2%		38,927,429
Net other assets (liabilities)—4.8%		1,981,184
NET ASSETS—100.0%		$40,908,613

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,116,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $6,801,525)	129	$250,902

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$11,116,202	$(17,634)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	2,690,436	(663)
		$(18,297)

NASDAQ-100 ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$96,384	0.2%
Beverages	98,249	0.2%
Biotechnology	1,407,788	3.4%
Chemicals	57,090	0.1%
Commercial Services	288,884	0.7%
Computers	4,406,016	10.9%
Distribution/Wholesale	117,556	0.3%
Electronics	83,979	0.2%
Environmental Control	52,089	0.1%
Food	580,295	1.4%
Healthcare-Products	206,330	0.5%
Internet	3,121,896	7.6%
Lodging	64,969	0.2%
Media	1,142,423	2.8%
Mining	32,481	0.1%
Pharmaceuticals	482,464	1.2%
Retail	960,002	2.3%
Semiconductors	1,864,617	4.6%
Software	3,545,926	8.7%
Telecommunications	1,498,546	3.7%
Toys/Games/Hobbies	81,243	0.2%
Transportation	109,202	0.3%
Other**	20,610,184	50.3%
Total	$40,908,613	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 87

Common Stocks (99.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,205	$109,932
Abercrombie & Fitch Co.—Class A (Retail)	723	24,437
Accenture PLC—Class A (Computers)	1,205	72,662
ACE, Ltd. (Insurance)	2,651	194,849
Adobe Systems, Inc.* (Software)	1,928	59,537
Advanced Micro Devices, Inc.* (Semiconductors)	4,579	18,591
Aetna, Inc. (Healthcare-Services)	1,205	43,452
Agilent Technologies, Inc. (Electronics)	723	27,684
AGL Resources, Inc. (Gas)	964	39,042
Air Products & Chemicals, Inc. (Chemicals)	482	38,767
Airgas, Inc. (Chemicals)	241	19,116
Alcoa, Inc. (Mining)	8,194	69,403
Allegheny Technologies, Inc. (Iron/Steel)	723	21,712
Allstate Corp. (Insurance)	3,615	123,995
Alpha Natural Resources, Inc.* (Coal)	1,687	11,826
Altria Group, Inc. (Agriculture)	10,363	372,757
Ameren Corp. (Electric)	1,928	65,957
American Electric Power, Inc. (Electric)	3,615	152,698
American Express Co. (Diversified Financial Services)	3,133	180,805
American International Group, Inc.* (Insurance)	4,820	150,721
Ameriprise Financial, Inc. (Diversified Financial Services)	1,687	87,252
AmerisourceBergen Corp. (Pharmaceuticals)	1,928	76,542
Anadarko Petroleum Corp. (Oil & Gas)	1,928	133,880
Analog Devices, Inc. (Semiconductors)	964	37,673
Aon PLC (Insurance)	723	35,572
Apache Corp. (Oil & Gas)	964	83,020
Apartment Investment and Management Co.—Class A (REIT)	482	13,221
Applied Materials, Inc. (Semiconductors)	9,640	104,980
Archer-Daniels-Midland Co. (Agriculture)	5,061	132,041
Assurant, Inc. (Insurance)	723	26,180
AT&T, Inc. (Telecommunications)	44,344	1,681,524
Autodesk, Inc.* (Software)	964	32,699
AutoNation, Inc.* (Retail)	241	9,503
AvalonBay Communities, Inc. (REIT)	241	35,449
Avery Dennison Corp. (Household Products/Wares)	723	22,261
Avon Products, Inc. (Cosmetics/Personal Care)	3,374	52,263
Baker Hughes, Inc. (Oil & Gas Services)	1,446	66,979
Ball Corp. (Packaging & Containers)	482	20,032
Bank of America Corp. (Banks)	81,699	599,671
Bank of New York Mellon Corp. (Banks)	8,917	189,754
BB&T Corp. (Banks)	5,302	166,324
Beam, Inc. (Beverages)	1,205	75,770
Bemis Co., Inc. (Packaging & Containers)	723	22,232
Berkshire Hathaway, Inc.—Class B* (Insurance)	13,255	1,124,554
Best Buy Co., Inc. (Retail)	2,169	39,237
Big Lots, Inc.* (Retail)	241	9,763
BMC Software, Inc.* (Software)	241	9,544
Boeing Co. (Aerospace/Defense)	2,169	160,311
BorgWarner, Inc.* (Auto Parts & Equipment)	241	16,171
Boston Properties, Inc. (REIT)	482	53,454
Boston Scientific Corp.* (Healthcare-Products)	10,845	56,069
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,061	180,172
CA, Inc. (Software)	2,651	63,810
Cablevision Systems Corp. NY—Class A (Media)	1,687	25,879
Campbell Soup Co. (Food)	723	23,939
Capital One Financial Corp. (Banks)	4,338	245,054
Cardinal Health, Inc. (Pharmaceuticals)	2,651	114,232
CareFusion Corp.* (Healthcare-Products)	1,687	41,180
CarMax, Inc.* (Retail)	1,687	46,949
Carnival Corp.—Class A (Leisure Time)	3,374	112,287
Caterpillar, Inc. (Machinery-Construction & Mining)	1,687	142,062
CBRE Group, Inc.—Class A* (Real Estate)	2,410	37,548
CBS Corp.—Class B (Media)	4,820	161,277
CenterPoint Energy, Inc. (Gas)	3,133	65,981
CenturyLink, Inc. (Telecommunications)	4,820	200,223
Chesapeake Energy Corp. (Oil & Gas)	5,061	95,248
Chevron Corp. (Oil & Gas)	6,989	765,855
CIGNA Corp. (Healthcare-Services)	2,169	87,367
Cincinnati Financial Corp. (Insurance)	1,205	45,597
Cintas Corp. (Textiles)	723	28,652
Cisco Systems, Inc. (Telecommunications)	40,488	645,784
Citigroup, Inc. (Banks)	22,172	601,526
Clorox Co. (Household Products/Wares)	241	17,523
CME Group, Inc. (Diversified Financial Services)	2,410	125,585
CMS Energy Corp. (Electric)	1,928	47,544
Coca-Cola Enterprises, Inc. (Beverages)	2,169	63,595
Comcast Corp.—Class A (Media)	20,485	666,787
Comerica, Inc. (Banks)	1,446	43,684
Computer Sciences Corp. (Computers)	1,205	29,667
ConAgra Foods, Inc. (Food)	3,133	77,354
ConocoPhillips (Oil & Gas)	9,640	524,802
CONSOL Energy, Inc. (Coal)	482	13,968
Consolidated Edison, Inc. (Electric)	964	62,178
Constellation Brands, Inc.* (Beverages)	1,205	33,993
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	482	34,646
Corning, Inc. (Telecommunications)	11,568	131,991
Costco Wholesale Corp. (Retail)	1,446	139,076
Coventry Health Care, Inc. (Healthcare-Services)	964	32,130
Covidien PLC (Healthcare-Products)	964	53,868
CSX Corp. (Transportation)	4,097	93,985
Cummins, Inc. (Machinery-Diversified)	482	46,224
CVS Caremark Corp. (Retail)	9,640	436,210
D.R. Horton, Inc. (Home Builders)	2,169	38,239
Danaher Corp. (Miscellaneous Manufacturing)	964	50,909
Darden Restaurants, Inc. (Retail)	241	12,334
Dean Foods Co.* (Food)	1,446	17,887
Dell, Inc.* (Computers)	11,327	134,565
Denbury Resources, Inc.* (Oil & Gas)	2,892	43,727
DENTSPLY International, Inc. (Healthcare-Products)	482	17,516
Devon Energy Corp. (Oil & Gas)	3,133	185,223
Discover Financial Services (Diversified Financial Services)	4,097	147,328
Dominion Resources, Inc. (Electric)	1,205	65,444
Dover Corp. (Miscellaneous Manufacturing)	482	26,255
Dr. Pepper Snapple Group, Inc. (Beverages)	723	32,954
DTE Energy Co. (Electric)	1,205	73,951
Duke Energy Corp. (Electric)	5,302	359,370
E*TRADE Financial Corp.* (Diversified Financial Services)	1,928	14,711
E.I. du Pont de Nemours & Co. (Chemicals)	2,169	107,799

See accompanying notes to the financial statements.

88 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Eastman Chemical Co. (Chemicals)	482	$25,199
Eaton Corp. (Miscellaneous Manufacturing)	2,651	116,220
eBay, Inc.* (Internet)	3,133	138,792
Edison International (Electric)	2,410	111,294
Electronic Arts, Inc.* (Software)	1,205	13,279
Eli Lilly & Co. (Pharmaceuticals)	2,410	106,112
EMC Corp.* (Computers)	7,230	189,498
Emerson Electric Co. (Electrical Components & Equipment)	1,687	80,588
Ensco PLC—Class A (Oil & Gas)	1,205	65,468
Entergy Corp. (Electric)	1,446	105,081
EQT Corp. (Oil & Gas)	482	27,185
Equifax, Inc. (Commercial Services)	482	22,577
Equity Residential (REIT)	723	45,773
Exelon Corp. (Electric)	6,507	254,554
Expedia, Inc. (Internet)	241	13,735
Expeditors International of Washington, Inc. (Transportation)	482	17,145
Exxon Mobil Corp. (Oil & Gas)	12,773	1,109,335
Fastenal Co. (Distribution/Wholesale)	723	31,176
Federated Investors, Inc.—Class B (Diversified Financial Services)	723	14,540
FedEx Corp. (Transportation)	2,410	217,623
Fidelity National Information Services, Inc. (Software)	1,928	60,616
Fifth Third Bancorp (Banks)	6,989	96,588
First Horizon National Corp. (Banks)	1,929	15,874
FirstEnergy Corp. (Electric)	3,133	157,339
FLIR Systems, Inc. (Electronics)	241	4,928
Fluor Corp. (Engineering & Construction)	482	23,898
Ford Motor Co. (Auto Manufacturers)	28,920	267,221
Forest Laboratories, Inc.* (Pharmaceuticals)	1,928	64,684
Freeport-McMoRan Copper & Gold, Inc. (Mining)	7,230	243,434
Frontier Communications Corp. (Telecommunications)	7,471	29,286
GameStop Corp.—Class A (Retail)	964	15,443
Gannett Co., Inc. (Media)	1,687	23,804
General Dynamics Corp. (Aerospace/Defense)	964	61,156
General Electric Co. (Miscellaneous Manufacturing)	80,253	1,665,250
General Mills, Inc. (Food)	1,687	65,287
Genuine Parts Co. (Distribution/Wholesale)	241	15,431
Genworth Financial, Inc.—Class A* (Insurance)	3,615	18,220
H & R Block, Inc. (Commercial Services)	2,169	34,986
Halliburton Co. (Oil & Gas Services)	2,892	95,812
Harley-Davidson, Inc. (Leisure Time)	964	41,674
Harman International Industries, Inc. (Home Furnishings)	482	19,449
Harris Corp. (Telecommunications)	964	40,151
Hartford Financial Services Group, Inc. (Insurance)	3,374	55,502
Hasbro, Inc. (Toys/Games/Hobbies)	482	17,265
HCP, Inc. (REIT)	1,687	79,643
Health Care REIT, Inc. (REIT)	723	44,992
Heinz (H.J.) Co. (Food)	482	26,611
Hess Corp. (Oil & Gas)	2,410	113,656
Hewlett-Packard Co. (Computers)	14,942	272,542
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,169	125,910
Hormel Foods Corp. (Food)	482	13,453
Hospira, Inc.* (Healthcare-Products)	1,205	41,874
Host Hotels & Resorts, Inc. (REIT)	5,543	81,371
Hudson City Bancorp, Inc. (Savings & Loans)	4,097	26,016
Humana, Inc. (Healthcare-Services)	482	29,691
Huntington Bancshares, Inc. (Banks)	6,507	40,441
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,446	78,576
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,169	91,987
Integrys Energy Group, Inc. (Electric)	482	29,180
Intel Corp. (Semiconductors)	18,557	476,915
International Game Technology (Entertainment)	2,169	24,553
International Paper Co. (Forest Products & Paper)	3,374	110,701
Invesco, Ltd. (Diversified Financial Services)	3,374	74,667
Iron Mountain, Inc. (Commercial Services)	723	23,288
J.C. Penney Co., Inc. (Retail)	1,205	27,125
J.P. Morgan Chase & Co. (Banks)	28,920	1,041,120
Jabil Circuit, Inc. (Electronics)	1,446	31,378
Jacobs Engineering Group, Inc.* (Engineering & Construction)	964	37,181
JDS Uniphase Corp.* (Telecommunications)	1,687	16,600
Johnson Controls, Inc. (Auto Parts & Equipment)	5,061	124,754
Juniper Networks, Inc.* (Telecommunications)	1,446	25,348
KeyCorp (Banks)	7,230	57,695
Kimco Realty Corp. (REIT)	3,133	61,062
Kinder Morgan, Inc. (Pipelines)	1,928	69,042
Kohls Corp. (Retail)	723	35,948
Kraft Foods, Inc.—Class A (Food)	6,266	248,823
Kroger Co. (Food)	4,338	96,173
L-3 Communications Holdings, Inc. (Aerospace/Defense)	723	51,253
Legg Mason, Inc. (Diversified Financial Services)	964	23,637
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	964	22,346
Lennar Corp.—Class A (Home Builders)	1,205	35,198
Leucadia National Corp. (Holding Companies-Diversified)	1,446	31,349
Lexmark International, Inc.—Class A (Computers)	482	8,430
Lincoln National Corp. (Insurance)	2,169	43,488
Linear Technology Corp. (Semiconductors)	723	23,317
Loews Corp. (Insurance)	2,410	95,412
Lorillard, Inc. (Agriculture)	241	31,002
Lowe’s Cos., Inc. (Retail)	8,917	226,224
LSI Logic Corp.* (Semiconductors)	2,169	14,966
M&T Bank Corp. (Banks)	964	82,750
Macy’s, Inc. (Retail)	3,133	112,287
Marathon Oil Corp. (Oil & Gas)	5,302	140,344
Marathon Petroleum Corp. (Oil & Gas)	2,651	125,392
Marriott International, Inc.—Class A (Lodging)	1,206	43,910
Marsh & McLennan Cos., Inc. (Insurance)	4,097	136,061
Masco Corp. (Building Materials)	1,928	23,194
Mattel, Inc. (Toys/Games/Hobbies)	1,446	50,856
McCormick & Co., Inc. (Food)	241	14,672
McGraw-Hill Cos., Inc. (Media)	964	45,269
McKesson Corp. (Pharmaceuticals)	1,687	153,062

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
MeadWestvaco Corp. (Forest Products & Paper)	1,205	$34,222
Medtronic, Inc. (Healthcare-Products)	2,651	104,502
Merck & Co., Inc. (Pharmaceuticals)	7,953	351,284
MetLife, Inc. (Insurance)	7,953	244,714
MetroPCS Communications, Inc.* (Telecommunications)	2,169	19,000
Micron Technology, Inc.* (Semiconductors)	7,471	46,395
Microsoft Corp. (Software)	24,341	717,329
Molex, Inc. (Electrical Components & Equipment)	964	24,216
Molson Coors Brewing Co.—Class B (Beverages)	1,205	50,996
Moody’s Corp. (Commercial Services)	723	29,303
Morgan Stanley Dean Witter & Co. (Banks)	11,568	158,019
Motorola Solutions, Inc. (Telecommunications)	2,169	104,849
Murphy Oil Corp. (Oil & Gas)	1,446	77,592
Nabors Industries, Ltd.* (Oil & Gas)	2,169	30,019
NASDAQ Stock Market, Inc. (Diversified Financial Services)	964	21,883
National Oilwell Varco, Inc. (Oil & Gas Services)	964	69,697
Newell Rubbermaid, Inc. (Housewares)	2,169	38,283
Newfield Exploration Co.* (Oil & Gas)	241	7,358
News Corp.—Class A (Media)	15,906	366,156
NextEra Energy, Inc. (Electric)	1,446	102,521
NiSource, Inc. (Gas)	2,169	55,505
Noble Corp. (Oil & Gas)	1,928	71,336
Noble Energy, Inc. (Oil & Gas)	482	42,141
Nordstrom, Inc. (Retail)	241	13,048
Norfolk Southern Corp. (Transportation)	482	35,692
Northeast Utilities System (Electric)	2,410	96,111
Northern Trust Corp. (Banks)	1,928	87,531
Northrop Grumman Corp. (Aerospace/Defense)	1,928	127,634
NRG Energy, Inc. (Electric)	1,687	33,436
Nucor Corp. (Iron/Steel)	2,410	94,472
NVIDIA Corp.* (Semiconductors)	3,133	42,421
NYSE Euronext (Diversified Financial Services)	1,928	49,125
Occidental Petroleum Corp. (Oil & Gas)	1,687	146,820
Omnicom Group, Inc. (Advertising)	964	48,374
ONEOK, Inc. (Pipelines)	723	32,181
Owens-Illinois, Inc.* (Packaging & Containers)	1,205	22,232
PACCAR, Inc. (Auto Manufacturers)	2,651	106,067
Parker Hannifin Corp. (Miscellaneous Manufacturing)	482	38,714
Patterson Cos., Inc. (Healthcare-Products)	241	8,218
Paychex, Inc. (Commercial Services)	1,205	39,391
People’s United Financial, Inc. (Savings & Loans)	2,651	30,380
Pepco Holdings, Inc. (Electric)	1,687	33,673
PerkinElmer, Inc. (Electronics)	964	24,630
Pfizer, Inc. (Pharmaceuticals)	56,635	1,361,505
PG&E Corp. (Electric)	3,133	144,619
Phillips 66 (Oil & Gas)	4,820	181,232
Pinnacle West Capital Corp. (Electric)	723	38,709
Pitney Bowes, Inc. (Office/Business Equipment)	1,446	19,319
Plum Creek Timber Co., Inc. (Forest Products & Paper)	723	29,347
PNC Financial Services Group (Banks)	4,097	242,133
PPL Corp. (Electric)	4,338	125,368
Precision Castparts Corp. (Metal Fabricate/Hardware)	482	74,980
Principal Financial Group, Inc. (Insurance)	2,169	55,505
Procter & Gamble Co. (Cosmetics/Personal Care)	5,302	342,191
Progressive Corp. (Insurance)	4,579	90,389
Prologis, Inc. (REIT)	2,169	70,124
Prudential Financial, Inc. (Insurance)	3,615	174,532
Public Service Enterprise Group, Inc. (Electric)	3,856	128,173
Public Storage, Inc. (REIT)	241	35,897
PulteGroup, Inc.* (Home Builders)	1,446	16,340
QEP Resources, Inc. (Oil & Gas)	1,446	43,423
Quanta Services, Inc.* (Commercial Services)	1,687	38,784
R.R. Donnelley & Sons Co. (Commercial Services)	1,446	17,526
Range Resources Corp. (Oil & Gas)	241	15,087
Raytheon Co. (Aerospace/Defense)	964	53,483
Regions Financial Corp. (Banks)	10,604	73,804
Republic Services, Inc. (Environmental Control)	2,410	69,721
Reynolds American, Inc. (Agriculture)	1,205	55,755
Robert Half International, Inc. (Commercial Services)	723	19,528
Rockwell Collins, Inc. (Aerospace/Defense)	241	12,187
Rowan Cos. PLC—Class A* (Oil & Gas)	964	33,865
Ryder System, Inc. (Transportation)	482	19,010
Safeway, Inc. (Food)	1,928	29,980
SAIC, Inc. (Commercial Services)	2,169	25,095
SCANA Corp. (Electric)	964	47,400
Seagate Technology PLC (Computers)	1,928	57,879
Sealed Air Corp. (Packaging & Containers)	1,446	23,425
Sears Holdings Corp.* (Retail)	241	11,927
Sempra Energy (Gas)	1,928	135,750
Simon Property Group, Inc. (REIT)	723	116,034
SLM Corp. (Diversified Financial Services)	3,615	57,804
Snap-on, Inc. (Hand/Machine Tools)	241	16,335
Southern Co. (Electric)	2,651	127,646
Southwest Airlines Co. (Airlines)	5,784	53,155
Spectra Energy Corp. (Pipelines)	2,651	81,359
Sprint Nextel Corp.* (Telecommunications)	22,654	98,771
Stanley Black & Decker, Inc. (Hand/Machine Tools)	482	32,241
Staples, Inc. (Retail)	5,302	67,547
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	723	39,150
State Street Corp. (Banks)	3,615	145,974
Sunoco, Inc. (Oil & Gas)	723	34,841
SunTrust Banks, Inc. (Banks)	4,097	96,894
Symantec Corp.* (Internet)	3,133	49,345
Sysco Corp. (Food)	4,338	127,494
Target Corp. (Retail)	1,928	116,933
TE Connectivity, Ltd. (Electronics)	3,133	103,420
TECO Energy, Inc. (Electric)	1,687	30,687
Tenet Healthcare Corp.* (Healthcare-Services)	3,133	14,474
Teradyne, Inc.* (Semiconductors)	482	7,090
Tesoro Petroleum Corp.* (Oil & Gas)	964	26,655
Texas Instruments, Inc. (Semiconductors)	3,615	98,473
Textron, Inc. (Miscellaneous Manufacturing)	2,169	56,502
The AES Corp.* (Electric)	4,820	58,129
The Charles Schwab Corp. (Diversified Financial Services)	8,194	103,490
The Chubb Corp. (Insurance)	964	70,073
The Dow Chemical Co. (Chemicals)	9,158	263,567
The Gap, Inc. (Retail)	2,410	71,071

See accompanying notes to the financial statements.

90 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
The Goldman Sachs Group, Inc. (Banks)	3,615	$364,754
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,928	22,076
The Home Depot, Inc. (Retail)	6,266	326,960
The Interpublic Group of Cos., Inc. (Advertising)	3,374	33,301
The JM Smucker Co.—Class A (Food)	241	18,509
The Limited, Inc. (Retail)	482	22,919
The Mosaic Co. (Chemicals)	723	42,014
The Travelers Cos., Inc. (Insurance)	1,446	90,592
The Williams Cos., Inc. (Pipelines)	2,651	84,275
Thermo Fisher Scientific, Inc. (Electronics)	1,205	67,082
Time Warner Cable, Inc. (Media)	723	61,404
Time Warner, Inc. (Media)	7,230	282,838
Titanium Metals Corp. (Mining)	723	8,430
Torchmark Corp. (Insurance)	723	35,969
Total System Services, Inc. (Commercial Services)	1,205	28,498
TripAdvisor, Inc.* (Internet)	241	9,016
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,615	198,608
Tyson Foods, Inc.—Class A (Food)	2,169	32,557
U.S. Bancorp (Banks)	14,460	484,410
United States Steel Corp. (Iron/Steel)	1,205	24,883
United Technologies Corp. (Aerospace/Defense)	1,928	143,520
UnumProvident Corp. (Insurance)	2,169	40,972
Urban Outfitters, Inc.* (Retail)	241	7,363
Valero Energy Corp. (Oil & Gas)	4,097	112,668
VeriSign, Inc.* (Internet)	723	32,116
Verizon Communications, Inc. (Telecommunications)	9,881	446,028
Vornado Realty Trust (REIT)	723	60,371
Vulcan Materials Co. (Mining)	964	37,345
Wal-Mart Stores, Inc. (Retail)	4,820	358,753
Walgreen Co. (Retail)	6,507	236,595
Walt Disney Co. (Media)	13,496	663,193
Waste Management, Inc. (Environmental Control)	3,615	124,356
WellPoint, Inc. (Healthcare-Services)	1,205	64,214
Wells Fargo & Co. (Banks)	40,247	1,360,751
Western Digital Corp.* (Computers)	1,687	67,092
Western Union Co. (Commercial Services)	2,410	42,006
Weyerhaeuser Co. (REIT)	4,097	95,665
Whirlpool Corp. (Home Furnishings)	482	32,564
Whole Foods Market, Inc. (Food)	241	22,119
Windstream Corp. (Telecommunications)	4,338	43,206
Wisconsin Energy Corp. (Electric)	1,687	68,728
WPX Energy, Inc.* (Oil & Gas)	723	11,532
Wyndham Worldwide Corp. (Lodging)	1,205	62,720
Xcel Energy, Inc. (Electric)	3,615	105,920
Xerox Corp. (Office/Business Equipment)	10,122	70,145
XL Group PLC (Insurance)	2,410	49,767
Xylem, Inc. (Machinery-Diversified)	1,446	34,675
Yahoo!, Inc.* (Internet)	9,158	145,063
Zions Bancorp (Banks)	1,446	26,317
TOTAL COMMON STOCKS (Cost $37,042,931)		42,518,194

Repurchase Agreements(a) (0.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $287,001	$287,000	$287,000
TOTAL REPURCHASE AGREEMENTS (Cost $287,000)		287,000
TOTAL INVESTMENT SECURITIES (Cost $37,329,931)—100.1%		42,805,194
Net other assets (liabilities)—(0.1)%		(46,930)
NET ASSETS—100.0%		$42,758,264

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$81,675	0.2%
Aerospace/Defense	609,544	1.4%
Agriculture	591,555	1.4%
Airlines	53,155	0.1%
Auto Manufacturers	373,288	0.9%
Auto Parts & Equipment	163,001	0.4%
Banks	6,221,068	14.6%
Beverages	257,308	0.6%
Building Materials	23,194	0.1%
Chemicals	496,462	1.2%
Coal	25,794	0.1%
Commercial Services	320,982	0.8%
Computers	832,335	1.9%
Cosmetics/Personal Care	394,454	0.9%
Distribution/Wholesale	46,607	0.1%
Diversified Financial Services	900,827	2.1%
Electric	2,625,710	6.1%
Electrical Components & Equipment	104,804	0.2%
Electronics	259,122	0.6%
Engineering & Construction	61,079	0.1%
Entertainment	24,553	0.1%
Environmental Control	194,077	0.5%
Food	814,858	1.9%
Forest Products & Paper	174,270	0.4%
Gas	296,278	0.7%
Hand/Machine Tools	48,576	0.1%
Healthcare-Products	323,227	0.8%
Healthcare-Services	271,328	0.6%
Holding Companies-Diversified	31,349	0.1%
Home Builders	89,777	0.2%
Home Furnishings	52,013	0.1%
Household Products/Wares	39,784	0.1%
Housewares	38,283	0.1%
Insurance	2,902,664	6.8%
Internet	388,067	0.9%
Iron/Steel	141,067	0.3%
Leisure Time	153,961	0.4%

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 91

	Value	% of Net Assets
Lodging	$145,780	0.3%
Machinery-Construction & Mining	142,062	0.3%
Machinery-Diversified	80,899	0.2%
Media	2,296,607	5.4%
Metal Fabricate/Hardware	74,980	0.2%
Mining	358,612	0.8%
Miscellaneous Manufacturing	2,615,855	6.1%
Office/Business Equipment	89,464	0.2%
Oil & Gas	4,247,704	10.0%
Oil & Gas Services	232,488	0.5%
Packaging & Containers	87,921	0.2%
Pharmaceuticals	2,407,593	5.6%
Pipelines	266,857	0.6%
REIT	793,056	1.9%
Real Estate	37,548	0.1%
Retail	2,367,652	5.5%
Savings & Loans	56,396	0.1%
Semiconductors	870,821	2.0%
Software	956,814	2.2%
Telecommunications	3,482,761	8.1%
Textiles	28,652	0.1%
Toys/Games/Hobbies	68,121	0.2%
Transportation	383,455	0.9%
Other**	240,070	0.6%
Total	$42,758,264	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment TrustNM

See accompanying notes to the financial statements.

92 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (99.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,675	$335,270
Abbott Laboratories (Pharmaceuticals)	11,025	731,068
Accenture PLC—Class A (Computers)	3,430	206,829
Adobe Systems, Inc.* (Software)	1,715	52,959
Aetna, Inc. (Healthcare-Services)	1,225	44,174
AFLAC, Inc. (Insurance)	3,185	139,439
Agilent Technologies, Inc. (Electronics)	1,715	65,667
Air Products & Chemicals, Inc. (Chemicals)	980	78,821
Airgas, Inc. (Chemicals)	245	19,433
Akamai Technologies, Inc.* (Internet)	1,225	43,096
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,470	154,129
Allergan, Inc. (Pharmaceuticals)	2,205	180,964
Altera Corp. (Semiconductors)	2,205	78,167
Altria Group, Inc. (Agriculture)	4,655	167,440
Amazon.com, Inc.* (Internet)	2,450	571,585
American Express Co. (Diversified Financial Services)	4,165	240,362
American Tower Corp. (REIT)	2,695	194,875
Amgen, Inc. (Biotechnology)	5,390	445,214
Amphenol Corp.—Class A (Electronics)	1,225	72,128
Anadarko Petroleum Corp. (Oil & Gas)	1,715	119,090
Analog Devices, Inc. (Semiconductors)	1,225	47,873
Aon PLC (Insurance)	1,470	72,324
Apache Corp. (Oil & Gas)	1,960	168,795
Apartment Investment and Management Co.—Class A (REIT)	490	13,441
Apollo Group, Inc.—Class A* (Commercial Services)	735	19,992
Apple Computer, Inc.* (Computers)	6,615	4,040,177
Autodesk, Inc.* (Software)	735	24,931
Automatic Data Processing, Inc. (Commercial Services)	3,430	193,966
AutoZone, Inc.* (Retail)	245	91,931
AvalonBay Communities, Inc. (REIT)	490	72,074
Baker Hughes, Inc. (Oil & Gas Services)	1,960	90,787
Ball Corp. (Packaging & Containers)	735	30,547
Bard (C.R.), Inc. (Healthcare-Products)	490	47,657
Baxter International, Inc. (Healthcare-Products)	3,920	229,359
Becton, Dickinson & Co. (Healthcare-Products)	1,470	111,294
Bed Bath & Beyond, Inc.* (Retail)	1,715	104,529
Big Lots, Inc.* (Retail)	245	9,925
Biogen Idec, Inc.* (Biotechnology)	1,715	250,098
BlackRock, Inc. (Diversified Financial Services)	980	166,855
BMC Software, Inc.* (Software)	735	29,106
Boeing Co. (Aerospace/Defense)	3,185	235,403
BorgWarner, Inc.* (Auto Parts & Equipment)	735	49,319
Boston Properties, Inc. (REIT)	490	54,341
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,350	261,660
Broadcom Corp.—Class A (Semiconductors)	3,430	116,208
Brown-Forman Corp. (Beverages)	735	68,767
C.H. Robinson Worldwide, Inc. (Transportation)	1,225	64,741
Cabot Oil & Gas Corp. (Oil & Gas)	1,470	62,019
Cameron International Corp.* (Oil & Gas Services)	1,715	86,213
Campbell Soup Co. (Food)	735	24,336
Caterpillar, Inc. (Machinery-Construction & Mining)	2,940	247,577
Celgene Corp.* (Biotechnology)	3,185	218,045
Cerner Corp.* (Software)	980	72,442
CF Industries Holdings, Inc. (Chemicals)	490	95,922
Chevron Corp. (Oil & Gas)	7,595	832,260
Chipotle Mexican Grill, Inc.* (Retail)	245	71,621
Citrix Systems, Inc.* (Software)	1,225	89,033
Cliffs Natural Resources, Inc. (Iron/Steel)	980	40,072
Clorox Co. (Household Products/Wares)	735	53,442
Coach, Inc. (Apparel)	1,960	96,687
Coca-Cola Co. (Beverages)	15,925	1,286,740
Cognizant Technology Solutions Corp.* (Computers)	2,205	125,178
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,430	368,245
CONSOL Energy, Inc. (Coal)	1,225	35,501
Consolidated Edison, Inc. (Electric)	980	63,210
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	735	52,832
Costco Wholesale Corp. (Retail)	1,715	164,949
Covidien PLC (Healthcare-Products)	2,450	136,906
Crown Castle International Corp.* (Telecommunications)	1,715	106,124
CSX Corp. (Transportation)	3,430	78,684
Cummins, Inc. (Machinery-Diversified)	980	93,982
Danaher Corp. (Miscellaneous Manufacturing)	3,185	168,200
Darden Restaurants, Inc. (Retail)	735	37,617
DaVita, Inc.* (Healthcare-Services)	735	72,339
Deere & Co. (Machinery-Diversified)	2,695	207,030
DENTSPLY International, Inc. (Healthcare-Products)	490	17,807
DeVry, Inc. (Commercial Services)	490	9,619
Diamond Offshore Drilling, Inc. (Oil & Gas)	490	32,056
DIRECTV—Class A* (Media)	4,655	231,167
Discovery Communications, Inc.—Class A* (Media)	1,715	86,830
Dollar Tree, Inc.* (Retail)	1,470	74,000
Dominion Resources, Inc. (Electric)	2,940	159,671
Dover Corp. (Miscellaneous Manufacturing)	980	53,381
Dr. Pepper Snapple Group, Inc. (Beverages)	735	33,501
Dun & Bradstreet Corp. (Software)	245	19,647
E.I. du Pont de Nemours & Co. (Chemicals)	4,410	219,177
Eastman Chemical Co. (Chemicals)	490	25,617
eBay, Inc.* (Internet)	5,390	238,777
Ecolab, Inc. (Chemicals)	1,960	128,282
Edwards Lifesciences Corp.* (Healthcare-Products)	735	74,382
Electronic Arts, Inc.* (Software)	980	10,800
Eli Lilly & Co. (Pharmaceuticals)	5,145	226,534
EMC Corp.* (Computers)	8,085	211,908
Emerson Electric Co. (Electrical Components & Equipment)	3,675	175,555
Ensco PLC—Class A (Oil & Gas)	490	26,622
EOG Resources, Inc. (Oil & Gas)	1,960	192,100
EQT Corp. (Oil & Gas)	735	41,454
Equifax, Inc. (Commercial Services)	490	22,952
Equity Residential (REIT)	1,470	93,066
Expedia, Inc. (Internet)	490	27,925
Expeditors International of Washington, Inc. (Transportation)	980	34,859
Express Scripts Holding Co.* (Pharmaceuticals)	5,635	326,492
Exxon Mobil Corp. (Oil & Gas)	21,070	1,829,929
F5 Networks, Inc.* (Internet)	490	45,756
Family Dollar Stores, Inc. (Retail)	735	48,569
Fastenal Co. (Distribution/Wholesale)	1,470	63,386

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	1	$7
First Solar, Inc.* (Energy-Alternate Sources)	490	7,615
Fiserv, Inc.* (Software)	980	68,727
FLIR Systems, Inc. (Electronics)	735	15,031
Flowserve Corp. (Machinery-Diversified)	245	29,395
Fluor Corp. (Engineering & Construction)	735	36,441
FMC Corp. (Chemicals)	980	53,606
FMC Technologies, Inc.* (Oil & Gas Services)	1,715	77,381
Fossil, Inc.* (Distribution/Wholesale)	245	17,564
Franklin Resources, Inc. (Diversified Financial Services)	980	112,651
General Dynamics Corp. (Aerospace/Defense)	1,470	93,257
General Mills, Inc. (Food)	2,940	113,778
Genuine Parts Co. (Distribution/Wholesale)	735	47,062
Gilead Sciences, Inc.* (Biotechnology)	5,390	292,839
Google, Inc.—Class A* (Internet)	1,715	1,085,544
Halliburton Co. (Oil & Gas Services)	3,675	121,753
Harley-Davidson, Inc. (Leisure Time)	735	31,774
Hasbro, Inc. (Toys/Games/Hobbies)	490	17,552
HCP, Inc. (REIT)	1,225	57,832
Health Care REIT, Inc. (REIT)	980	60,985
Heinz (H.J.) Co. (Food)	1,715	94,685
Helmerich & Payne, Inc. (Oil & Gas)	735	34,178
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,430	199,111
Hormel Foods Corp. (Food)	490	13,676
Humana, Inc. (Healthcare-Services)	735	45,276
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,960	106,506
Intel Corp. (Semiconductors)	18,130	465,941
IntercontinentalExchange, Inc.* (Diversified Financial Services)	490	64,298
International Business Machines Corp. (Computers)	8,085	1,584,498
International Flavors & Fragrances, Inc. (Chemicals)	490	27,313
Intuit, Inc. (Software)	1,960	113,719
Intuitive Surgical, Inc.* (Healthcare-Products)	245	117,967
Iron Mountain, Inc. (Commercial Services)	735	23,674
Johnson & Johnson (Healthcare-Products)	19,355	1,339,753
Joy Global, Inc. (Machinery-Construction & Mining)	735	38,176
Juniper Networks, Inc.* (Telecommunications)	2,450	42,949
Kellogg Co. (Food)	1,715	81,806
Kimberly-Clark Corp. (Household Products/Wares)	2,695	234,222
Kinder Morgan, Inc. (Pipelines)	1,715	61,414
KLA-Tencor Corp. (Semiconductors)	1,225	62,365
Kohls Corp. (Retail)	980	48,726
Kraft Foods, Inc.—Class A (Food)	6,860	272,411
Laboratory Corp. of America Holdings* (Healthcare-Services)	735	61,806
Lam Research Corp.* (Semiconductors)	1,470	50,583
Life Technologies Corp.* (Biotechnology)	1,225	53,753
Linear Technology Corp. (Semiconductors)	980	31,605
Lockheed Martin Corp. (Aerospace/Defense)	1,960	174,969
Lorillard, Inc. (Agriculture)	735	94,550
LSI Logic Corp.* (Semiconductors)	1,960	13,524
Marriott International, Inc.—Class A (Lodging)	736	26,794
Masco Corp. (Building Materials)	735	8,842
MasterCard, Inc.—Class A (Commercial Services)	735	320,879
Mattel, Inc. (Toys/Games/Hobbies)	980	34,467
McCormick & Co., Inc. (Food)	735	44,747
McDonald’s Corp. (Retail)	7,105	634,903
McGraw-Hill Cos., Inc. (Media)	1,225	57,526
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,470	107,251
Medtronic, Inc. (Healthcare-Products)	4,655	183,500
Merck & Co., Inc. (Pharmaceuticals)	13,965	616,834
Microchip Technology, Inc. (Semiconductors)	1,470	49,069
Microsoft Corp. (Software)	30,135	888,078
Monsanto Co. (Chemicals)	3,675	314,653
Monster Beverage Corp.* (Beverages)	1,225	81,426
Moody’s Corp. (Commercial Services)	735	29,790
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,940	67,708
National Oilwell Varco, Inc. (Oil & Gas Services)	2,205	159,421
NetApp, Inc.* (Computers)	2,450	80,042
Netflix, Inc.* (Internet)	490	27,857
Newfield Exploration Co.* (Oil & Gas)	735	22,440
Newmont Mining Corp. (Mining)	3,430	152,532
NextEra Energy, Inc. (Electric)	1,715	121,593
NIKE, Inc.—Class B (Apparel)	2,695	251,578
Noble Energy, Inc. (Oil & Gas)	735	64,261
Nordstrom, Inc. (Retail)	735	39,793
Norfolk Southern Corp. (Transportation)	1,715	126,996
NVIDIA Corp.* (Semiconductors)	1,470	19,904
O’Reilly Automotive, Inc.* (Retail)	980	84,025
Occidental Petroleum Corp. (Oil & Gas)	4,165	362,480
Omnicom Group, Inc. (Advertising)	1,225	61,471
ONEOK, Inc. (Pipelines)	980	43,620
Oracle Corp. (Software)	27,440	828,688
Pall Corp. (Miscellaneous Manufacturing)	735	39,256
Parker Hannifin Corp. (Miscellaneous Manufacturing)	735	59,035
Patterson Cos., Inc. (Healthcare-Products)	245	8,355
Paychex, Inc. (Commercial Services)	1,225	40,045
Peabody Energy Corp. (Coal)	1,960	40,925
PepsiCo, Inc. (Beverages)	11,025	801,848
Perrigo Co. (Pharmaceuticals)	735	83,805
Philip Morris International, Inc. (Agriculture)	12,005	1,097,737
Pioneer Natural Resources Co. (Oil & Gas)	980	86,857
Plum Creek Timber Co., Inc. (Forest Products & Paper)	490	19,889
PPG Industries, Inc. (Chemicals)	980	107,271
Praxair, Inc. (Chemicals)	2,205	228,791
Precision Castparts Corp. (Metal Fabricate/Hardware)	735	114,337
Priceline.com, Inc.* (Internet)	245	162,126
Procter & Gamble Co. (Cosmetics/Personal Care)	14,455	932,926
Prologis, Inc. (REIT)	1,225	39,604
Public Storage, Inc. (REIT)	735	109,478
PulteGroup, Inc.* (Home Builders)	980	11,074
Qualcomm, Inc. (Telecommunications)	12,005	716,458
Quest Diagnostics, Inc. (Healthcare-Services)	1,225	71,577
Ralph Lauren Corp. (Apparel)	490	70,727
Range Resources Corp. (Oil & Gas)	735	46,011
Raytheon Co. (Aerospace/Defense)	1,470	81,556
Red Hat, Inc.* (Software)	1,470	78,880

See accompanying notes to the financial statements.

94 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Reynolds American, Inc. (Agriculture)	1,225	$56,681
Robert Half International, Inc. (Commercial Services)	245	6,617
Rockwell Automation, Inc. (Machinery-Diversified)	980	66,013
Rockwell Collins, Inc. (Aerospace/Defense)	735	37,169
Roper Industries, Inc. (Machinery-Diversified)	735	73,096
Ross Stores, Inc. (Retail)	1,470	97,667
Salesforce.com, Inc.* (Software)	980	121,873
SanDisk Corp.* (Computers)	1,715	70,538
Schlumberger, Ltd. (Oil & Gas Services)	9,310	663,431
Scripps Networks Interactive—Class A (Media)	735	39,580
Seagate Technology PLC (Computers)	735	22,065
Sherwin-Williams Co. (Chemicals)	490	65,832
Sigma-Aldrich Corp. (Chemicals)	735	50,862
Simon Property Group, Inc. (REIT)	1,470	235,920
Snap-on, Inc. (Hand/Machine Tools)	245	16,606
Southern Co. (Electric)	3,675	176,951
Southwestern Energy Co.* (Oil & Gas)	2,450	81,463
Spectra Energy Corp. (Pipelines)	1,960	60,152
St. Jude Medical, Inc. (Healthcare-Products)	2,205	82,379
Stanley Black & Decker, Inc. (Hand/Machine Tools)	735	49,164
Starbucks Corp. (Retail)	5,390	244,059
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	735	39,800
Stericycle, Inc.* (Environmental Control)	490	45,497
Stryker Corp. (Healthcare-Products)	2,205	114,726
Symantec Corp.* (Internet)	2,205	34,729
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,715	104,186
Target Corp. (Retail)	2,940	178,311
Teradata Corp.* (Computers)	1,225	82,834
Teradyne, Inc.* (Semiconductors)	735	10,812
Texas Instruments, Inc. (Semiconductors)	4,655	126,802
The Chubb Corp. (Insurance)	980	71,236
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,470	76,999
The Hershey Co. (Food)	980	70,305
The Home Depot, Inc. (Retail)	4,900	255,682
The JM Smucker Co.—Class A (Food)	490	37,632
The Limited, Inc. (Retail)	1,225	58,249
The Mosaic Co. (Chemicals)	1,225	71,185
The Travelers Cos., Inc. (Insurance)	1,470	92,095
The Williams Cos., Inc. (Pipelines)	1,960	62,308
Thermo Fisher Scientific, Inc. (Electronics)	1,470	81,835
Tiffany & Co. (Retail)	980	53,831
Time Warner Cable, Inc. (Media)	1,470	124,847
TJX Cos., Inc. (Retail)	5,145	227,821
TripAdvisor, Inc.* (Internet)	490	18,331
Union Pacific Corp. (Transportation)	3,430	420,552
United Parcel Service, Inc.—Class B (Transportation)	6,860	518,685
United Technologies Corp. (Aerospace/Defense)	4,655	346,518
UnitedHealth Group, Inc. (Healthcare-Services)	7,350	375,511
Urban Outfitters, Inc.* (Retail)	490	14,970
V.F. Corp. (Apparel)	490	73,157
Varian Medical Systems, Inc.* (Healthcare-Products)	735	40,116
Ventas, Inc. (REIT)	1,960	131,810
VeriSign, Inc.* (Internet)	490	21,766
Verizon Communications, Inc. (Telecommunications)	10,780	486,609
Viacom, Inc.—Class B (Media)	3,675	171,659
Visa, Inc.—Class A (Commercial Services)	3,430	442,710
Vornado Realty Trust (REIT)	735	61,373
W.W. Grainger, Inc. (Distribution/Wholesale)	490	100,367
Wal-Mart Stores, Inc. (Retail)	7,595	565,296
Waters Corp.* (Electronics)	735	56,948
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	980	76,273
WellPoint, Inc. (Healthcare-Services)	1,225	65,280
Western Union Co. (Commercial Services)	1,960	34,163
Whole Foods Market, Inc. (Food)	980	89,944
WPX Energy, Inc.* (Oil & Gas)	735	11,723
Wynn Resorts, Ltd. (Lodging)	490	45,938
Xilinx, Inc. (Semiconductors)	1,960	63,504
YUM! Brands, Inc. (Retail)	3,185	206,515
Zimmer Holdings, Inc. (Healthcare-Products)	1,225	72,189
TOTAL COMMON STOCKS (Cost $40,558,560)		48,083,568
TOTAL INVESTMENT SECURITIES (Cost $40,558,560)—99.8%		48,083,568
Net other assets (liabilities)—0.2%		88,478
NET ASSETS—100.0%		$48,172,046

*  Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$61,471	0.1%
Aerospace/Defense	968,872	2.0%
Agriculture	1,416,408	2.9%
Apparel	492,149	1.0%
Auto Parts & Equipment	49,319	0.1%
Banks	7	NM
Beverages	2,272,282	4.7%
Biotechnology	1,414,078	2.9%
Building Materials	8,842	NM
Chemicals	1,486,765	3.1%
Coal	76,426	0.2%
Commercial Services	1,144,407	2.4%
Computers	6,424,069	13.3%
Cosmetics/Personal Care	1,378,170	2.9%
Distribution/Wholesale	228,379	0.5%
Diversified Financial Services	688,352	1.4%
Electric	521,425	1.1%
Electrical Components & Equipment	175,555	0.4%
Electronics	291,609	0.6%
Energy-Alternate Sources	7,615	NM
Engineering & Construction	36,441	0.1%
Environmental Control	45,497	0.1%
Food	843,320	1.8%
Forest Products & Paper	19,889	NM
Hand/Machine Tools	65,770	0.1%
Healthcare-Products	2,576,390	5.3%
Healthcare-Services	735,963	1.5%
Home Builders	11,074	NM
Household Products/Wares	287,664	0.6%

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 95

	Value	% of Net Assets
Insurance	$375,094	0.8%
Internet	2,277,492	4.7%
Iron/Steel	40,072	0.1%
Leisure Time	31,774	0.1%
Lodging	112,532	0.2%
Machinery-Construction & Mining	285,753	0.6%
Machinery-Diversified	469,516	1.0%
Media	711,609	1.5%
Metal Fabricate/Hardware	114,337	0.2%
Mining	152,532	0.3%
Miscellaneous Manufacturing	1,013,591	2.1%
Oil & Gas	4,013,738	8.3%
Oil & Gas Services	1,198,986	2.5%
Packaging & Containers	30,547	0.1%
Pharmaceuticals	2,678,589	5.6%
Pipelines	227,494	0.5%
REIT	1,124,799	2.3%
Retail	3,312,989	6.9%
Semiconductors	1,136,357	2.4%
Software	2,398,883	5.0%
Telecommunications	1,352,140	2.8%
Toys/Games/Hobbies	52,019	0.1%
Transportation	1,244,517	2.6%
Other**	88,478	0.2%
Total	$48,172,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

96 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (99.2%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	261	$7,655
Acuity Brands, Inc. (Electrical Components & Equipment)	145	8,401
Acxiom Corp.* (Software)	638	10,699
Aecom Technology Corp.* (Engineering & Construction)	957	15,513
Aeropostale, Inc.* (Retail)	261	5,147
Affiliated Managers Group, Inc.* (Diversified Financial Services)	203	22,653
AGCO Corp.* (Machinery-Diversified)	812	35,598
Alexander & Baldwin, Inc.* (Real Estate)	203	6,504
Alexandria Real Estate Equities, Inc. (REIT)	232	17,047
Alleghany Corp.* (Insurance)	58	20,057
Alliant Energy Corp. (Electric)	493	23,028
Alliant Techsystems, Inc. (Aerospace/Defense)	145	6,716
AMC Networks, Inc.—Class A* (Media)	290	12,574
American Campus Communities, Inc. (REIT)	261	12,439
American Eagle Outfitters, Inc. (Retail)	1,624	33,812
American Financial Group, Inc. (Insurance)	638	24,059
ANN, Inc.* (Retail)	406	10,994
AOL, Inc.* (Internet)	783	24,946
Apollo Investment Corp. (Investment Companies)	1,682	12,918
Aqua America, Inc. (Water)	522	13,384
Arch Coal, Inc. (Coal)	1,769	12,754
Arrow Electronics, Inc.* (Electronics)	928	31,320
Arthur J. Gallagher & Co. (Insurance)	464	16,463
Ascena Retail Group, Inc.* (Retail)	406	7,446
Ashland, Inc. (Chemicals)	667	46,950
Aspen Insurance Holdings, Ltd. (Insurance)	609	17,503
Associated Banc-Corp. (Banks)	1,450	18,110
Astoria Financial Corp. (Savings & Loans)	696	6,556
Atmel Corp.* (Semiconductors)	2,117	12,406
Atmos Energy Corp. (Gas)	754	27,031
Atwood Oceanics, Inc.* (Oil & Gas)	145	6,457
Avnet, Inc.* (Electronics)	1,218	38,367
Bally Technologies, Inc.* (Entertainment)	145	6,338
BancorpSouth, Inc. (Banks)	696	10,085
Bank of Hawaii Corp. (Banks)	203	9,482
Barnes & Noble, Inc.* (Retail)	348	4,618
BE Aerospace, Inc.* (Aerospace/Defense)	348	13,652
BioMed Realty Trust, Inc. (REIT)	1,276	23,989
Black Hills Corp. (Electric)	145	4,618
Bob Evans Farms, Inc. (Retail)	232	8,937
BRE Properties, Inc.—Class A (REIT)	261	13,749
Brinker International, Inc. (Retail)	638	20,678
Broadridge Financial Solutions, Inc. (Software)	580	12,279
Brown & Brown, Inc. (Insurance)	580	14,639
Cabot Corp. (Chemicals)	522	20,358
Cadence Design Systems, Inc.* (Computers)	1,508	18,428
Camden Property Trust (REIT)	203	14,476
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	290	14,642
Carpenter Technology Corp. (Iron/Steel)	145	6,940
Cathay Bancorp, Inc. (Banks)	667	10,799
CBOE Holdings, Inc. (Diversified Financial Services)	232	6,612
Charles River Laboratories International, Inc.* (Biotechnology)	232	7,895
Chico’s FAS, Inc. (Retail)	1,392	21,325
Ciena Corp.* (Telecommunications)	377	6,043
Cinemark Holdings, Inc. (Entertainment)	319	7,458
City National Corp. (Banks)	406	20,008
Clarcor, Inc. (Miscellaneous Manufacturing)	116	5,609
Cleco Corp. (Electric)	232	10,152
Collective Brands, Inc.* (Retail)	522	11,233
Commerce Bancshares, Inc. (Banks)	377	14,846
Commercial Metals Co. (Metal Fabricate/Hardware)	957	12,336
Community Health Systems, Inc.* (Healthcare-Services)	754	18,556
Compuware Corp.* (Software)	1,827	16,827
Con-way, Inc. (Transportation)	464	16,528
Convergys Corp. (Commercial Services)	986	14,534
CoreLogic, Inc.* (Commercial Services)	899	20,677
Corporate Office Properties Trust (REIT)	609	13,556
Corrections Corp. of America (Commercial Services)	841	26,138
Crane Co. (Miscellaneous Manufacturing)	116	4,524
Cree, Inc.* (Semiconductors)	261	6,251
Cullen/Frost Bankers, Inc. (Banks)	232	12,832
Cypress Semiconductor Corp. (Semiconductors)	841	8,990
Cytec Industries, Inc. (Chemicals)	377	23,208
Deluxe Corp. (Commercial Services)	435	12,319
Dick’s Sporting Goods, Inc. (Retail)	232	11,396
Diebold, Inc. (Computers)	522	16,887
Domtar Corp. (Forest Products & Paper)	145	10,710
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	609	11,693
DST Systems, Inc. (Computers)	290	15,631
Duke Realty Corp. (REIT)	2,233	32,289
East West Bancorp, Inc. (Banks)	1,218	26,552
Eaton Vance Corp. (Diversified Financial Services)	435	11,541
Energen Corp. (Oil & Gas)	174	8,911
Energizer Holdings, Inc.* (Electrical Components & Equipment)	232	18,043
Equity One, Inc. (REIT)	493	10,693
Esterline Technologies Corp.* (Aerospace/Defense)	116	6,812
Everest Re Group, Ltd. (Insurance)	435	44,239
Exelis, Inc. (Aerospace/Defense)	1,566	14,720
Fair Isaac Corp. (Software)	116	5,022
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,073	14,872
Fidelity National Title Group, Inc.—Class A (Insurance)	1,856	34,559
First American Financial Corp. (Insurance)	899	16,470
First Niagara Financial Group, Inc. (Savings & Loans)	2,958	22,422
FirstMerit Corp. (Banks)	928	15,034
Flowers Foods, Inc. (Food)	464	9,916
Foot Locker, Inc. (Retail)	1,276	42,134
Forest Oil Corp.* (Oil & Gas)	986	6,754
Fortune Brands Home & Security, Inc.* (Building Materials)	870	19,244
Fulton Financial Corp. (Banks)	1,682	15,458
GATX Corp. (Trucking & Leasing)	203	8,540
General Cable Corp.* (Electrical Components & Equipment)	406	10,609
Graco, Inc. (Machinery-Diversified)	174	7,983

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 97

Common Stocks, continued

	Shares	Value
Granite Construction, Inc. (Engineering & Construction)	290	$7,511
Great Plains Energy, Inc. (Electric)	1,276	28,302
Greenhill & Co., Inc. (Diversified Financial Services)	145	5,759
Greif, Inc.—Class A (Packaging & Containers)	261	11,291
GUESS?, Inc. (Retail)	174	5,237
Hancock Holding Co. (Banks)	696	21,214
Hanesbrands, Inc.* (Apparel)	812	24,376
Hanover Insurance Group, Inc. (Insurance)	377	13,221
Harris Teeter Supermarkets, Inc. (Food)	406	16,784
Harsco Corp. (Miscellaneous Manufacturing)	667	14,174
Hawaiian Electric Industries, Inc. (Electric)	812	23,134
HCC Insurance Holdings, Inc. (Insurance)	841	25,768
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,146	14,121
Health Net, Inc.* (Healthcare-Services)	696	15,326
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	667	11,926
Herman Miller, Inc. (Office Furnishings)	493	9,022
Highwoods Properties, Inc. (REIT)	348	11,787
Hill-Rom Holdings, Inc. (Healthcare-Products)	232	6,067
Hillshire Brands Co. (Food)	638	16,339
HNI Corp. (Office Furnishings)	377	10,017
HollyFrontier Corp. (Oil & Gas)	1,740	65,059
Hologic, Inc.* (Healthcare-Products)	957	17,724
Hospitality Properties Trust (REIT)	1,044	25,338
HSN, Inc. (Retail)	174	7,371
Hubbell, Inc.—Class B (Electrical Components & Equipment)	116	9,544
Huntington Ingalls Industries, Inc.* (Shipbuilding)	406	15,830
IDACORP, Inc. (Electric)	174	7,343
IDEX Corp. (Machinery-Diversified)	261	9,957
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,276	19,127
Integrated Device Technology, Inc.* (Semiconductors)	1,189	5,993
International Bancshares Corp. (Banks)	435	7,974
International Rectifier Corp.* (Semiconductors)	580	9,883
International Speedway Corp.—Class A (Entertainment)	232	5,948
Intersil Corp.—Class A (Semiconductors)	1,073	9,882
Itron, Inc.* (Electronics)	348	13,562
ITT Corp. (Miscellaneous Manufacturing)	783	14,673
Janus Capital Group, Inc. (Diversified Financial Services)	1,566	11,322
Jefferies Group, Inc. (Diversified Financial Services)	1,247	15,637
JetBlue Airways Corp.* (Airlines)	1,914	10,546
John Wiley & Sons, Inc. (Media)	116	5,527
Jones Lang LaSalle, Inc. (Real Estate)	377	25,142
Kansas City Southern Industries, Inc. (Transportation)	319	23,223
KB Home (Home Builders)	609	5,627
KBR, Inc. (Engineering & Construction)	1,247	32,721
Kemper Corp. (Insurance)	406	13,284
Kennametal, Inc. (Hand/Machine Tools)	667	24,612
Kirby Corp.* (Transportation)	116	6,121
Korn/Ferry International* (Commercial Services)	406	5,343
Lamar Advertising Co.—Class A* (Advertising)	261	7,921
Landstar System, Inc. (Transportation)	116	5,732
Lender Processing Services, Inc. (Commercial Services)	290	7,154
Lennox International, Inc. (Building Materials)	435	18,996
Liberty Property Trust (REIT)	580	21,048
LifePoint Hospitals, Inc.* (Healthcare-Services)	406	15,477
Lincare Holdings, Inc. (Healthcare-Services)	290	12,006
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	348	13,878
Louisiana-Pacific Corp.* (Building Materials)	1,160	11,971
M.D.C. Holdings, Inc. (Home Builders)	319	10,163
Mack-Cali Realty Corp. (REIT)	725	19,423
Manpower, Inc. (Commercial Services)	667	23,732
ManTech International Corp.—Class A (Software)	87	1,908
Martin Marietta Materials (Building Materials)	174	13,074
Masimo Corp.* (Healthcare-Products)	145	3,248
Matson, Inc. (Transportation)	348	8,547
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	116	3,364
MDU Resources Group, Inc. (Electric)	1,566	35,063
MEMC Electronic Materials, Inc.* (Semiconductors)	1,914	3,675
Mentor Graphics Corp.* (Computers)	783	11,964
Mercury General Corp. (Insurance)	290	10,504
Meredith Corp. (Media)	319	10,540
Mine Safety Appliances Co. (Environmental Control)	145	4,976
Minerals Technologies, Inc. (Chemicals)	58	3,709
Mohawk Industries, Inc.* (Textiles)	464	30,824
Monster Worldwide, Inc.* (Commercial Services)	1,015	7,359
National Fuel Gas Co. (Gas)	290	14,193
National Instruments Corp. (Electronics)	290	7,494
National Retail Properties, Inc. (REIT)	464	13,688
NCR Corp.* (Computers)	1,334	31,109
New York Community Bancorp (Savings & Loans)	3,683	47,805
Nordson Corp. (Machinery-Diversified)	145	7,433
NV Energy, Inc. (Electric)	1,972	36,068
NVR, Inc.* (Home Builders)	29	22,445
Office Depot, Inc.* (Retail)	2,378	4,233
OGE Energy Corp. (Electric)	261	13,862
Old Republic International Corp. (Insurance)	2,175	17,531
Olin Corp. (Chemicals)	667	13,500
OMEGA Healthcare Investors, Inc. (REIT)	493	11,950
Omnicare, Inc. (Pharmaceuticals)	957	30,059
Oshkosh Truck Corp.* (Auto Manufacturers)	754	16,980
Owens & Minor, Inc. (Distribution/Wholesale)	522	14,726
Packaging Corp. of America (Packaging & Containers)	464	14,287
Parametric Technology Corp.* (Software)	522	11,244
Patterson-UTI Energy, Inc. (Oil & Gas)	1,305	20,201
Pentair, Inc. (Miscellaneous Manufacturing)	493	21,608
Plains Exploration & Production Co.* (Oil & Gas)	696	27,812
Plantronics, Inc. (Telecommunications)	203	6,662

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
PNM Resources, Inc. (Electric)	667	$13,874
Polycom, Inc.* (Telecommunications)	609	5,323
Post Holdings, Inc.* (Food)	116	3,434
Potlatch Corp. (REIT)	203	7,026
Prosperity Bancshares, Inc. (Banks)	174	7,059
Protective Life Corp. (Insurance)	667	18,616
QLogic Corp.* (Semiconductors)	377	4,351
Quest Software, Inc.* (Software)	203	5,672
Questar Corp. (Gas)	1,044	21,245
Quicksilver Resources, Inc.* (Oil & Gas)	1,015	4,588
RadioShack Corp. (Retail)	841	2,447
Ralcorp Holdings, Inc.* (Food)	261	15,574
Raymond James Financial Corp. (Diversified Financial Services)	928	31,199
Rayonier, Inc. (REIT)	319	15,213
Realty Income Corp. (REIT)	435	17,922
Regal-Beloit Corp. (Hand/Machine Tools)	145	9,334
Regency Centers Corp. (REIT)	406	19,427
Regis Corp. (Retail)	493	8,342
Reinsurance Group of America, Inc. (Insurance)	609	33,903
Reliance Steel & Aluminum Co. (Iron/Steel)	638	32,844
Rent-A-Center, Inc. (Commercial Services)	493	17,531
RF Micro Devices, Inc.* (Telecommunications)	2,320	9,002
Rollins, Inc. (Commercial Services)	203	4,787
RPM, Inc. (Chemicals)	1,102	29,203
Saks, Inc.* (Retail)	1,334	13,914
Scholastic Corp. (Media)	203	6,116
Scientific Games Corp.—Class A* (Entertainment)	319	2,699
SEI Investments Co. (Commercial Services)	783	16,584
Senior Housing Properties Trust (REIT)	812	18,473
Sensient Technologies Corp. (Chemicals)	174	6,168
Service Corp. International (Commercial Services)	1,827	23,477
Shaw Group, Inc.* (Engineering & Construction)	551	21,461
Signet Jewelers, Ltd. (Retail)	348	15,284
Silgan Holdings, Inc. (Packaging & Containers)	145	5,975
Skyworks Solutions, Inc.* (Semiconductors)	522	15,101
SL Green Realty Corp. (REIT)	348	27,405
Smithfield Foods, Inc.* (Food)	1,334	24,679
Sonoco Products Co. (Packaging & Containers)	841	25,491
Sotheby’s—Class A (Commercial Services)	348	10,214
SPX Corp. (Miscellaneous Manufacturing)	203	12,326
StanCorp Financial Group, Inc. (Insurance)	377	11,220
Steel Dynamics, Inc. (Iron/Steel)	1,827	23,550
STERIS Corp. (Healthcare-Products)	232	6,990
Superior Energy Services, Inc.* (Oil & Gas Services)	841	18,224
SUPERVALU, Inc. (Food)	1,769	4,369
SVB Financial Group* (Banks)	174	10,059
Synopsys, Inc.* (Computers)	609	18,447
Synovus Financial Corp. (Banks)	6,583	12,508
TCF Financial Corp. (Banks)	1,363	14,080
Tech Data Corp.* (Electronics)	319	15,982
Teleflex, Inc. (Healthcare-Products)	116	7,394
Telephone & Data Systems, Inc. (Telecommunications)	812	19,675
Tellabs, Inc. (Telecommunications)	3,074	10,113
Terex Corp.* (Machinery-Construction & Mining)	928	18,096
The Brink’s Co. (Miscellaneous Manufacturing)	406	9,419
The Cheesecake Factory, Inc.* (Retail)	145	4,860
The Corporate Executive Board Co. (Commercial Services)	116	5,351
The Macerich Co. (REIT)	551	32,184
The New York Times Co.—Class A* (Media)	1,015	7,866
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	116	4,628
The Timken Co. (Metal Fabricate/Hardware)	696	25,195
The Valspar Corp. (Chemicals)	435	21,837
The Wendy’s Co. (Retail)	2,465	11,314
Thor Industries, Inc. (Home Builders)	348	9,998
Tidewater, Inc. (Transportation)	435	21,128
Toll Brothers, Inc.* (Home Builders)	1,218	35,529
Tootsie Roll Industries, Inc. (Food)	116	2,840
Towers Watson & Co.—Class A (Commercial Services)	116	6,801
Trinity Industries, Inc. (Miscellaneous Manufacturing)	667	18,676
Trustmark Corp. (Banks)	551	13,323
tw telecom, Inc.* (Telecommunications)	464	11,660
UDR, Inc. (REIT)	1,015	27,009
UGI Corp. (Gas)	928	28,443
Unit Corp.* (Oil & Gas)	348	13,836
United Rentals, Inc.* (Commercial Services)	435	12,576
Universal Corp. (Agriculture)	203	9,245
Universal Health Services, Inc.—Class B (Healthcare-Services)	290	11,333
URS Corp. (Engineering & Construction)	638	22,375
UTI Worldwide, Inc. (Transportation)	870	11,528
Valassis Communications, Inc.* (Commercial Services)	348	7,847
Valley National Bancorp (Banks)	1,653	15,373
ValueClick, Inc.* (Internet)	435	6,834
VCA Antech, Inc.* (Pharmaceuticals)	725	13,195
Vectren Corp. (Gas)	696	20,776
Vertex Pharmaceuticals, Inc.* (Biotechnology)	841	40,797
Vishay Intertechnology, Inc.* (Electronics)	1,189	11,735
W.R. Berkley Corp. (Insurance)	928	33,993
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	290	8,436
Washington Federal, Inc. (Savings & Loans)	899	14,321
Waste Connections, Inc. (Environmental Control)	319	9,816
Webster Financial Corp. (Banks)	609	12,497
Weingarten Realty Investors (REIT)	1,015	27,283
WellCare Health Plans, Inc.* (Healthcare-Services)	348	22,557
Werner Enterprises, Inc. (Transportation)	377	8,701
Westamerica Bancorp (Banks)	87	4,002
Westar Energy, Inc. (Electric)	1,044	31,905
WGL Holdings, Inc. (Gas)	203	8,211
Williams-Sonoma, Inc. (Retail)	406	14,109
WMS Industries, Inc.* (Leisure Time)	464	8,524
World Fuel Services Corp. (Retail)	609	24,658
Worthington Industries, Inc. (Metal Fabricate/Hardware)	435	9,440
TOTAL COMMON STOCKS (Cost $3,002,847)		4,526,594

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 99

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $51,000	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $3,053,847)—100.3%		4,577,594
Net other assets (liabilities)—(0.3)%		(12,015)
NET ASSETS—100.0%		$4,565,579

*                      Non-income producing security

(a)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Value ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$7,921	0.2%
Aerospace/Defense	41,900	0.9%
Agriculture	9,245	0.2%
Airlines	10,546	0.2%
Apparel	24,376	0.5%
Auto Manufacturers	16,980	0.4%
Banks	271,295	6.0%
Biotechnology	48,692	1.1%
Building Materials	63,285	1.4%
Chemicals	164,933	3.6%
Coal	12,754	0.3%
Commercial Services	230,079	5.0%
Computers	112,466	2.5%
Distribution/Wholesale	33,853	0.7%
Diversified Financial Services	113,159	2.5%
Electric	227,349	5.0%
Electrical Components & Equipment	46,597	1.0%
Electronics	118,460	2.6%
Engineering & Construction	99,581	2.2%
Entertainment	34,136	0.7%
Environmental Control	14,792	0.3%
Food	93,935	2.1%
Forest Products & Paper	10,710	0.2%
Gas	119,899	2.6%
Hand/Machine Tools	47,824	1.0%
Healthcare-Products	41,423	0.9%
Healthcare-Services	109,376	2.4%
Home Builders	83,762	1.8%
Household Products/Wares	4,628	0.1%
Insurance	366,029	8.1%
Internet	31,780	0.7%
Investment Companies	12,918	0.3%
Iron/Steel	63,334	1.4%
Leisure Time	8,524	0.2%
Machinery-Construction & Mining	18,096	0.4%
Machinery-Diversified	60,971	1.3%
Media	42,623	0.9%
Metal Fabricate/Hardware	46,971	1.0%
Miscellaneous Manufacturing	119,015	2.6%
Office Furnishings	19,039	0.4%
Oil & Gas	153,618	3.4%
Oil & Gas Services	30,150	0.7%
Packaging & Containers	57,044	1.2%
Pharmaceuticals	43,254	0.9%
REIT	433,414	9.6%
Real Estate	31,646	0.7%
Retail	289,489	6.4%
Savings & Loans	91,104	2.0%
Semiconductors	91,404	2.0%
Shipbuilding	15,830	0.3%
Software	63,651	1.4%
Telecommunications	68,478	1.5%
Textiles	30,824	0.7%
Transportation	101,508	2.2%
Trucking & Leasing	8,540	0.2%
Water	13,384	0.3%
Other**	38,985	0.8%
Total	$4,565,579	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

100 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (100.2%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,152	$33,788
ACI Worldwide, Inc.* (Software)	1,152	50,700
Acuity Brands, Inc. (Electrical Components & Equipment)	720	41,717
ADTRAN, Inc. (Telecommunications)	1,728	37,290
Advance Auto Parts, Inc. (Retail)	2,016	141,422
Advent Software, Inc.* (Software)	864	19,665
Aeropostale, Inc.* (Retail)	1,440	28,397
Affiliated Managers Group, Inc.* (Diversified Financial Services)	720	80,345
Alaska Air Group, Inc.* (Airlines)	2,016	70,258
Albemarle Corp. (Chemicals)	2,448	142,523
Alexander & Baldwin, Inc.* (Real Estate)	576	18,455
Alexandria Real Estate Equities, Inc. (REIT)	1,008	74,068
Alleghany Corp.* (Insurance)	144	49,797
Alliance Data Systems Corp.* (Commercial Services)	1,440	187,200
Alliant Energy Corp. (Electric)	1,440	67,262
Alliant Techsystems, Inc. (Aerospace/ Defense)	432	20,010
Allscripts Healthcare Solutions, Inc.* (Software)	5,328	49,018
AMC Networks, Inc.—Class A* (Media)	576	24,975
American Campus Communities, Inc. (REIT)	1,584	75,493
AMERIGROUP Corp.* (Healthcare-Services)	1,296	116,484
Ametek, Inc. (Electrical Components & Equipment)	6,624	205,344
ANSYS, Inc.* (Software)	2,592	155,416
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,872	93,619
Aqua America, Inc. (Water)	2,016	51,690
Arthur J. Gallagher & Co. (Insurance)	1,728	61,309
Ascena Retail Group, Inc.* (Retail)	2,448	44,896
Atmel Corp.* (Semiconductors)	5,328	31,222
Atwood Oceanics, Inc.* (Oil & Gas)	1,152	51,299
Bally Technologies, Inc.* (Entertainment)	720	31,471
Bank of Hawaii Corp. (Banks)	576	26,905
BE Aerospace, Inc.* (Aerospace/Defense)	1,728	67,789
Bill Barrett Corp.* (Oil & Gas)	1,296	27,294
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	576	55,417
Black Hills Corp. (Electric)	720	22,932
BRE Properties, Inc.—Class A (REIT)	1,296	68,273
Broadridge Financial Solutions, Inc. (Software)	1,584	33,533
Brown & Brown, Inc. (Insurance)	1,296	32,711
Cadence Design Systems, Inc.* (Computers)	2,592	31,674
Camden Property Trust (REIT)	1,584	112,955
CARBO Ceramics, Inc. (Oil & Gas Services)	576	36,968
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	720	36,353
Carpenter Technology Corp. (Iron/Steel)	720	34,459
Carter’s, Inc.* (Apparel)	1,440	72,965
CBOE Holdings, Inc. (Diversified Financial Services)	1,584	45,144
Charles River Laboratories International, Inc.* (Biotechnology)	576	19,601
Church & Dwight, Inc. (Household Products/Wares)	3,888	223,988
Ciena Corp.* (Telecommunications)	1,440	23,083
Cimarex Energy Co. (Oil & Gas)	2,448	138,777
Cinemark Holdings, Inc. (Entertainment)	1,728	40,401
Clarcor, Inc. (Miscellaneous Manufacturing)	1,008	48,737
Clean Harbors, Inc.* (Environmental Control)	1,296	78,460
Cleco Corp. (Electric)	864	37,809
Commerce Bancshares, Inc. (Banks)	864	34,024
Compass Minerals International, Inc. (Mining)	864	62,502
Concur Technologies, Inc.* (Software)	1,296	87,532
Copart, Inc.* (Retail)	2,880	68,429
Covance, Inc.* (Healthcare-Services)	1,584	74,353
Crane Co. (Miscellaneous Manufacturing)	1,008	39,312
Cree, Inc.* (Semiconductors)	2,304	55,181
Cullen/Frost Bankers, Inc. (Banks)	1,008	55,752
Cypress Semiconductor Corp. (Semiconductors)	1,440	15,394
Deckers Outdoor Corp.* (Apparel)	1,008	42,044
Dick’s Sporting Goods, Inc. (Retail)	1,872	91,953
Domtar Corp. (Forest Products & Paper)	576	42,543
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,176	142,527
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,160	100,462
Dril-Quip, Inc.* (Oil & Gas Services)	1,008	73,896
Eaton Vance Corp. (Diversified Financial Services)	1,728	45,844
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,312	98,466
Energen Corp. (Oil & Gas)	1,440	73,742
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,008	78,392
Equinix, Inc.* (Internet)	1,296	230,921
Essex Property Trust, Inc. (REIT)	1,008	158,619
Esterline Technologies Corp.* (Aerospace/Defense)	432	25,367
FactSet Research Systems, Inc. (Media)	1,296	120,476
Fair Isaac Corp. (Software)	576	24,935
Federal Realty Investment Trust (REIT)	1,728	187,764
Flowers Foods, Inc. (Food)	1,584	33,850
Fortune Brands Home & Security, Inc.* (Building Materials)	1,440	31,853
FTI Consulting, Inc.* (Commercial Services)	1,152	29,411
Gardner Denver, Inc. (Machinery-Diversified)	1,440	82,051
Gartner Group, Inc.* (Commercial Services)	2,592	115,059
GATX Corp. (Trucking & Leasing)	576	24,232
Gentex Corp. (Electronics)	4,032	64,552
Global Payments, Inc. (Commercial Services)	2,160	92,491
Graco, Inc. (Machinery-Diversified)	1,008	46,247
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,600	65,736
Greenhill & Co., Inc. (Diversified Financial Services)	288	11,439
GUESS?, Inc. (Retail)	1,152	34,675
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	720	12,874
Henry Schein, Inc.* (Healthcare-Products)	2,448	183,135
Highwoods Properties, Inc. (REIT)	864	29,264
Hill-Rom Holdings, Inc. (Healthcare-Products)	864	22,594
Hillshire Brands Co. (Food)	1,296	33,191
HMS Holdings Corp.* (Commercial Services)	2,448	84,236
Hologic, Inc.* (Healthcare-Products)	4,176	77,340
Home Properties, Inc. (REIT)	1,296	85,031
HSN, Inc. (Retail)	576	24,399

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 101

Common Stocks, continued

	Shares	Value
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,152	$94,787
IDACORP, Inc. (Electric)	864	36,461
IDEX Corp. (Machinery-Diversified)	1,440	54,936
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,584	139,661
Informatica Corp.* (Software)	3,024	89,238
Ingredion, Inc. (Food)	2,160	112,147
Intrepid Potash, Inc.* (Chemicals)	1,440	33,610
ITT Educational Services, Inc.* (Commercial Services)	432	16,770
J.B. Hunt Transport Services, Inc. (Transportation)	2,448	134,689
Jack Henry & Associates, Inc. (Computers)	2,448	85,019
John Wiley & Sons, Inc. (Media)	864	41,170
Kansas City Southern Industries, Inc. (Transportation)	2,016	146,765
Kirby Corp.* (Transportation)	1,152	60,791
Lamar Advertising Co.—Class A* (Advertising)	720	21,852
Lancaster Colony Corp. (Food)	576	39,911
Landstar System, Inc. (Transportation)	1,008	49,805
Lender Processing Services, Inc. (Commercial Services)	1,296	31,972
Liberty Property Trust (REIT)	1,296	47,032
Life Time Fitness, Inc.* (Leisure Time)	1,152	52,312
Lincare Holdings, Inc. (Healthcare-Services)	1,440	59,616
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,152	45,942
LKQ Corp.* (Distribution/Wholesale)	4,032	142,451
ManTech International Corp.—Class A (Software)	288	6,316
Martin Marietta Materials (Building Materials)	720	54,101
Masimo Corp.* (Healthcare-Products)	1,152	25,805
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	432	12,528
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,584	52,145
Mednax, Inc.* (Healthcare-Services)	1,296	85,704
Mettler Toledo International, Inc.* (Electronics)	864	133,747
Micros Systems, Inc.* (Computers)	2,160	103,118
Mine Safety Appliances Co. (Environmental Control)	432	14,826
Minerals Technologies, Inc. (Chemicals)	288	18,415
MSC Industrial Direct Co.—Class A (Retail)	1,296	89,074
MSCI, Inc.—Class A* (Software)	3,312	109,793
National Fuel Gas Co. (Gas)	1,296	63,426
National Instruments Corp. (Electronics)	1,584	40,931
National Retail Properties, Inc. (REIT)	1,440	42,480
NeuStar, Inc.* (Telecommunications)	1,872	66,288
NewMarket Corp. (Chemicals)	288	66,205
Nordson Corp. (Machinery-Diversified)	1,152	59,052
Northern Oil and Gas, Inc.* (Oil & Gas)	1,728	27,233
Oceaneering International, Inc. (Oil & Gas Services)	3,024	156,311
OGE Energy Corp. (Electric)	1,872	99,422
Oil States International, Inc.* (Oil & Gas Services)	1,440	104,688
OMEGA Healthcare Investors, Inc. (REIT)	1,296	31,415
Packaging Corp. of America (Packaging & Containers)	1,152	35,470
Panera Bread Co.—Class A* (Retail)	864	136,071
Parametric Technology Corp.* (Software)	1,584	34,119
Pentair, Inc. (Miscellaneous Manufacturing)	1,152	50,492
PetSmart, Inc. (Retail)	3,024	199,917
Plains Exploration & Production Co.* (Oil & Gas)	1,296	51,788
Plantronics, Inc. (Telecommunications)	576	18,904
Polaris Industries, Inc. (Leisure Time)	1,872	140,699
Polycom, Inc.* (Telecommunications)	3,024	26,430
Post Holdings, Inc.* (Food)	288	8,525
Potlatch Corp. (REIT)	432	14,952
Prosperity Bancshares, Inc. (Banks)	720	29,210
PVH Corp. (Retail)	2,016	160,131
QLogic Corp.* (Semiconductors)	1,440	16,618
Quest Software, Inc.* (Software)	864	24,140
Questar Corp. (Gas)	1,440	29,304
Rackspace Hosting, Inc.* (Internet)	3,024	132,693
Ralcorp Holdings, Inc.* (Food)	720	42,962
Rayonier, Inc. (REIT)	2,304	109,878
Realty Income Corp. (REIT)	2,304	94,925
Regal-Beloit Corp. (Hand/Machine Tools)	576	37,077
Regency Centers Corp. (REIT)	1,152	55,123
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,160	290,844
ResMed, Inc.* (Healthcare-Products)	4,032	127,250
Riverbed Technology, Inc.* (Computers)	4,464	78,745
Rock-Tenn Co.—Class A (Packaging & Containers)	2,016	117,371
Rollins, Inc. (Commercial Services)	1,152	27,164
Rosetta Resources, Inc.* (Oil & Gas)	1,440	60,077
Rovi Corp.* (Semiconductors)	3,024	40,461
Royal Gold, Inc. (Mining)	1,728	130,775
Scientific Games Corp.—Class A* (Entertainment)	576	4,873
SEI Investments Co. (Commercial Services)	1,296	27,449
Semtech Corp.* (Semiconductors)	1,872	44,722
Senior Housing Properties Trust (REIT)	2,160	49,140
Sensient Technologies Corp. (Chemicals)	720	25,524
Signature Bank* (Banks)	1,296	83,592
Signet Jewelers, Ltd. (Retail)	1,296	56,920
Silgan Holdings, Inc. (Packaging & Containers)	864	35,605
Silicon Laboratories, Inc.* (Semiconductors)	1,152	42,566
Skyworks Solutions, Inc.* (Semiconductors)	3,600	104,148
SL Green Realty Corp. (REIT)	1,296	102,060
SM Energy Co. (Oil & Gas)	1,728	81,371
Solarwinds, Inc.* (Software)	1,440	76,882
Solera Holdings, Inc. (Software)	1,872	73,102
Sotheby’s—Class A (Commercial Services)	720	21,132
SPX Corp. (Miscellaneous Manufacturing)	720	43,718
STERIS Corp. (Healthcare-Products)	864	26,032
Strayer Education, Inc. (Commercial Services)	288	20,926
Superior Energy Services, Inc.* (Oil & Gas Services)	1,584	34,325
SVB Financial Group* (Banks)	576	33,299
Synopsys, Inc.* (Computers)	2,016	61,065
Taubman Centers, Inc. (REIT)	1,584	122,792
Techne Corp. (Healthcare-Products)	1,008	69,633
Teleflex, Inc. (Healthcare-Products)	720	45,893

See accompanying notes to the financial statements.

102 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Tempur-Pedic International, Inc.* (Home Furnishings)	1,728	$49,231
The Cheesecake Factory, Inc.* (Retail)	1,008	33,788
The Cooper Cos., Inc. (Healthcare-Products)	1,296	97,537
The Corporate Executive Board Co. (Commercial Services)	576	26,571
The Macerich Co. (REIT)	1,872	109,343
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	864	34,474
The Valspar Corp. (Chemicals)	1,008	50,602
The Warnaco Group, Inc.* (Apparel)	1,152	49,144
Thoratec Corp.* (Healthcare-Products)	1,584	54,347
Tibco Software, Inc.* (Internet)	4,608	129,439
Tootsie Roll Industries, Inc. (Food)	288	7,050
Towers Watson & Co.—Class A (Commercial Services)	1,008	59,099
Tractor Supply Co. (Retail)	2,016	183,194
Trimble Navigation, Ltd.* (Electronics)	3,456	152,963
Triumph Group, Inc. (Aerospace/Defense)	1,440	90,043
Tupperware Corp. (Household Products/Wares)	1,584	83,033
tw telecom, Inc.* (Telecommunications)	2,592	65,137
UDR, Inc. (REIT)	3,600	95,796
Under Armour, Inc.—Class A* (Apparel)	2,016	109,751
United Rentals, Inc.* (Commercial Services)	864	24,978
United Therapeutics Corp.* (Biotechnology)	1,440	78,883
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,728	67,530
Valmont Industries, Inc. (Metal Fabricate/Hardware)	576	71,355
ValueClick, Inc.* (Internet)	864	13,573
VeriFone Systems, Inc.* (Software)	3,024	109,741
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,168	153,680
Wabtec Corp. (Machinery-Diversified)	1,296	102,617
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,440	41,890
Waste Connections, Inc. (Environmental Control)	2,304	70,894
Watsco, Inc. (Distribution/Wholesale)	864	58,700
Westamerica Bancorp (Banks)	432	19,872
WGL Holdings, Inc. (Gas)	720	29,124
Williams-Sonoma, Inc. (Retail)	1,440	50,040
Woodward, Inc. (Electronics)	1,728	58,009
Wright Express Corp.* (Commercial Services)	1,008	64,895
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,440	49,738
TOTAL COMMON STOCKS (Cost $12,834,584)		15,740,356

Repurchase Agreements(a) (0.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $122,000	$122,000	$122,000
TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000
TOTAL INVESTMENT SECURITIES (Cost $12,956,584)—101.0%		15,862,356
Net other assets (liabilities)—(1.0)%		(152,372)
NET ASSETS—100.0%		$15,709,984

*                      Non-income producing security

(a)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$21,852	0.1%
Aerospace/Defense	203,209	1.3%
Airlines	70,258	0.4%
Apparel	273,904	1.7%
Banks	282,654	1.8%
Beverages	65,736	0.4%
Biotechnology	598,425	3.8%
Building Materials	85,954	0.5%
Chemicals	336,879	2.1%
Commercial Services	863,141	5.5%
Computers	359,621	2.3%
Distribution/Wholesale	201,151	1.3%
Diversified Financial Services	224,662	1.4%
Electric	263,886	1.7%
Electrical Components & Equipment	420,240	2.7%
Electronics	450,202	2.9%
Entertainment	76,745	0.5%
Environmental Control	164,180	1.0%
Food	277,636	1.8%
Forest Products & Paper	42,543	0.3%
Gas	121,854	0.8%
Hand/Machine Tools	83,019	0.5%
Healthcare-Products	869,227	5.5%
Healthcare-Services	403,687	2.6%
Home Furnishings	49,231	0.3%
Household Products/Wares	341,495	2.2%
Insurance	143,817	0.9%
Internet	506,626	3.2%
Iron/Steel	34,459	0.2%
Leisure Time	193,011	1.2%
Machinery-Diversified	394,641	2.5%
Media	186,621	1.2%
Metal Fabricate/Hardware	71,355	0.5%
Mining	193,277	1.2%
Miscellaneous Manufacturing	467,286	3.0%
Oil & Gas	511,581	3.3%
Oil & Gas Services	519,524	3.3%

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 103

	Value	% of Net Assets
Packaging & Containers	$188,446	1.2%
Pharmaceuticals	150,611	1.0%
REIT	1,666,403	10.7%
Real Estate	18,455	0.1%
Retail	1,343,306	8.6%
Semiconductors	350,312	2.2%
Software	944,130	6.0%
Telecommunications	237,132	1.5%
Transportation	392,050	2.5%
Trucking & Leasing	24,232	0.2%
Water	51,690	0.3%
Other**	(30,372)	(0.2)%
Total	$15,709,984	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

104 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (100.6%)

	Shares	Value
3D Systems Corp.* (Computers)	1,980	$75,240
A.M. Castle & Co.* (Metal Fabricate/ Hardware)	2,178	15,878
AAON, Inc. (Building Materials)	1,188	21,705
AAR Corp. (Aerospace/Defense)	5,148	73,153
ABM Industries, Inc. (Commercial Services)	6,336	117,850
Acadia Realty Trust (REIT)	2,178	52,141
Actuant Corp.—Class A (Miscellaneous Manufacturing)	9,504	270,484
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,148	63,423
Aegion Corp.* (Engineering & Construction)	5,148	89,575
Affymetrix, Inc.* (Healthcare-Products)	9,108	38,163
Agilysys, Inc.* (Computers)	1,980	17,206
AK Steel Holding Corp. (Iron/Steel)	14,256	75,842
Albany International Corp.—Class A (Machinery-Diversified)	3,564	63,796
Align Technology, Inc.* (Healthcare-Products)	2,970	100,861
ALLETE, Inc. (Electric)	2,178	90,300
Alliance One International, Inc.* (Agriculture)	11,286	36,792
Almost Family, Inc.* (Healthcare-Services)	990	21,790
AMCOL International Corp. (Mining)	1,386	42,550
Amedisys, Inc.* (Healthcare-Services)	3,960	48,272
American Greetings Corp.—Class A (Household Products/Wares)	4,554	60,523
American Vanguard Corp. (Chemicals)	1,782	41,681
Amerisafe, Inc.* (Insurance)	2,376	59,317
AMN Healthcare Services, Inc.* (Commercial Services)	5,346	31,221
AmSurg Corp.* (Healthcare-Services)	1,584	46,791
Anixter International, Inc. (Telecommunications)	3,564	202,827
Apogee Enterprises, Inc. (Building Materials)	3,564	57,701
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,376	88,292
Arctic Cat, Inc.* (Leisure Time)	1,584	69,696
Arkansas Best Corp. (Transportation)	3,366	46,081
Arris Group, Inc.* (Telecommunications)	14,652	185,934
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,574	75,161
ATMI, Inc.* (Semiconductors)	2,376	45,096
Avid Technology, Inc.* (Software)	3,762	34,648
Avista Corp. (Electric)	7,524	208,264
B&G Foods, Inc.—Class A (Food)	3,366	94,248
Badger Meter, Inc. (Electronics)	594	20,131
Bank Mutual Corp. (Savings & Loans)	5,940	25,304
Bank of the Ozarks, Inc. (Banks)	1,584	50,989
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,138	146,453
Basic Energy Services, Inc.* (Oil & Gas Services)	2,574	27,851
BBCN Bancorp, Inc.* (Banks)	10,098	114,511
Bel Fuse, Inc.—Class B (Electronics)	1,386	24,990
Belden, Inc. (Electrical Components & Equipment)	3,762	120,873
Benchmark Electronics, Inc.* (Electronics)	7,524	118,578
Big 5 Sporting Goods Corp. (Retail)	2,772	20,901
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,188	29,403
Black Box Corp. (Telecommunications)	2,178	58,022
Blyth, Inc. (Household Products/Wares)	396	13,575
Boston Private Financial Holdings, Inc. (Banks)	10,098	95,022
Bottomline Technologies, Inc.* (Software)	1,584	30,080
Boyd Gaming Corp.* (Lodging)	7,128	40,630
Brady Corp.—Class A (Electronics)	6,732	178,600
Briggs & Stratton Corp. (Machinery-Diversified)	6,336	110,500
Brightpoint, Inc.* (Distribution/Wholesale)	8,910	79,923
Bristow Group, Inc. (Transportation)	4,554	208,437
Brookline Bancorp, Inc. (Savings & Loans)	9,108	76,598
Brooks Automation, Inc. (Semiconductors)	2,772	25,669
Brown Shoe Co., Inc. (Retail)	5,544	76,285
Brunswick Corp. (Leisure Time)	7,920	174,161
Buckeye Technologies, Inc. (Forest Products & Paper)	1,782	53,674
Cabela’s, Inc.* (Retail)	5,742	263,787
Cal-Maine Foods, Inc. (Food)	1,782	67,235
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,574	27,207
Calavo Growers, Inc. (Food)	594	16,026
Calgon Carbon Corp.* (Environmental Control)	4,158	57,547
Callaway Golf Co. (Leisure Time)	8,514	46,742
Cambrex Corp.* (Biotechnology)	3,762	34,723
Cantel Medical Corp. (Healthcare-Products)	792	20,687
Cardtronics, Inc.* (Commercial Services)	2,178	67,540
Career Education Corp.* (Commercial Services)	6,930	32,640
Cascade Corp. (Machinery-Diversified)	594	27,983
Cbeyond, Inc.* (Telecommunications)	3,960	28,235
CDI Corp. (Commercial Services)	1,584	25,597
Cedar Realty Trust, Inc. (REIT)	7,326	37,729
Centene Corp.* (Healthcare-Services)	2,178	82,851
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,544	63,312
Century Aluminum Co.* (Mining)	6,930	42,342
Ceradyne, Inc. (Miscellaneous Manufacturing)	3,168	69,696
CH Energy Group, Inc. (Electric)	792	51,504
Checkpoint Systems, Inc.* (Electronics)	5,148	39,588
Christopher & Banks Corp. (Retail)	4,752	10,359
CIBER, Inc.* (Computers)	9,504	35,640
Cincinnati Bell, Inc.* (Telecommunications)	25,542	98,337
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,386	42,675
City Holding Co. (Banks)	990	32,720
Clearwater Paper Corp.* (Forest Products & Paper)	1,188	41,865
Cloud Peak Energy, Inc.* (Coal)	5,940	98,307
Cohu, Inc. (Semiconductors)	3,168	27,245
Coldwater Creek, Inc.* (Retail)	11,484	7,350
Colonial Properties Trust (REIT)	8,118	183,873
Columbia Banking System, Inc. (Banks)	5,148	92,921
Comfort Systems USA, Inc. (Building Materials)	4,752	46,522
Community Bank System, Inc. (Banks)	2,772	76,258
Comstock Resources, Inc.* (Oil & Gas)	6,138	99,313
Comtech Telecommunications Corp. (Telecommunications)	2,376	64,912
CONMED Corp. (Healthcare-Products)	3,564	97,796
Consolidated Graphics, Inc.* (Commercial Services)	396	9,389
Corinthian Colleges, Inc.* (Commercial Services)	11,088	22,398
Cousins Properties, Inc. (REIT)	13,464	102,192
Cracker Barrel Old Country Store, Inc. (Retail)	990	62,033
Crocs, Inc.* (Apparel)	7,524	115,493

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 105

Common Stocks, continued

	Shares	Value
Cross Country Healthcare, Inc.* (Commercial Services)	3,960	$18,058
CryoLife, Inc.* (Healthcare-Products)	3,564	19,816
CSG Systems International, Inc.* (Software)	1,782	31,417
CTS Corp. (Electronics)	4,356	38,768
Curtiss-Wright Corp. (Aerospace/Defense)	6,138	183,956
CVB Financial Corp. (Banks)	7,920	93,456
Daktronics, Inc. (Electronics)	4,752	36,733
Darling International, Inc.* (Environmental Control)	8,118	134,109
DealerTrack Holdings, Inc.* (Internet)	2,376	69,308
Diamond Foods, Inc. (Food)	1,188	19,329
DiamondRock Hospitality Co. (REIT)	24,354	230,389
Digi International, Inc.* (Software)	3,366	30,799
Digital Generation, Inc.* (Media)	3,564	37,992
Digital River, Inc.* (Internet)	4,752	84,538
Dime Community Bancshares, Inc. (Savings & Loans)	3,564	51,678
Diodes, Inc.* (Semiconductors)	1,782	33,751
Drew Industries, Inc.* (Building Materials)	2,574	69,138
DSP Group, Inc.* (Semiconductors)	2,772	16,022
Dycom Industries, Inc.* (Engineering & Construction)	4,356	75,882
E.W. Scripps Co.* (Media)	4,158	38,628
Eagle Materials, Inc. (Building Materials)	3,762	130,729
eHealth, Inc.* (Insurance)	792	14,549
El Paso Electric Co. (Electric)	1,980	67,023
Electro Scientific Industries, Inc. (Electronics)	3,168	39,315
EMCOR Group, Inc. (Engineering & Construction)	8,712	229,387
Emergent Biosolutions, Inc.* (Biotechnology)	990	14,464
Employers Holdings, Inc. (Insurance)	4,158	74,345
Encore Capital Group, Inc.* (Diversified Financial Services)	792	22,176
Encore Wire Corp. (Electrical Components & Equipment)	2,574	70,528
EnerSys* (Electrical Components & Equipment)	6,138	209,613
Engility Holdings, Inc.* (Engineering & Construction)	990	14,454
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,574	88,726
Entertainment Properties Trust (REIT)	2,772	125,184
Enzo Biochem, Inc.* (Biotechnology)	2,574	3,861
EPIQ Systems, Inc. (Software)	2,178	24,590
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,366	121,210
Ethan Allen Interiors, Inc. (Home Furnishings)	3,366	69,441
Exlservice Holdings, Inc.* (Commercial Services)	396	9,761
Exterran Holdings, Inc.* (Oil & Gas Services)	8,316	122,827
Extra Space Storage, Inc. (REIT)	6,930	226,888
F.N.B. Corp. (Banks)	18,018	196,036
Federal Signal Corp.* (Miscellaneous Manufacturing)	8,118	46,029
FEI Co. (Electronics)	1,584	75,573
Fifth & Pacific Cos., Inc.* (Retail)	7,128	78,978
First BanCorp.* (Banks)	2,574	9,730
First Commonwealth Financial Corp. (Banks)	13,662	95,771
First Financial Bancorp (Banks)	4,158	66,362
First Financial Bankshares, Inc. (Banks)	1,782	61,470
First Midwest Bancorp, Inc. (Banks)	9,702	109,633
Forestar Group, Inc.* (Real Estate)	4,554	51,825
Franklin Street Properties Corp. (REIT)	9,306	96,503
Fred’s, Inc. (Retail)	4,752	67,478
Fuller (H.B.) Co. (Chemicals)	3,564	104,140
G & K Services, Inc. (Textiles)	2,376	74,868
GenCorp, Inc.* (Aerospace/Defense)	7,722	65,251
General Communication, Inc.—Class A* (Telecommunications)	2,376	22,429
Gentiva Health Services, Inc.* (Healthcare-Services)	3,960	26,374
Getty Realty Corp. (REIT)	3,564	66,219
Gibraltar Industries, Inc.* (Building Materials)	3,960	37,699
Glacier Bancorp, Inc. (Banks)	9,306	141,172
Globe Specialty Metals, Inc. (Mining)	2,574	32,252
Greatbatch, Inc.* (Healthcare-Products)	990	22,602
Griffon Corp. (Miscellaneous Manufacturing)	5,940	52,213
Group 1 Automotive, Inc. (Retail)	2,970	159,637
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,782	49,557
Gulfport Energy Corp.* (Oil & Gas)	1,980	40,788
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	4,356	112,254
Hanmi Financial Corp.* (Banks)	2,574	28,185
Harmonic, Inc.* (Telecommunications)	15,246	64,643
Harte-Hanks, Inc. (Advertising)	5,742	36,175
Haverty Furniture Cos., Inc. (Retail)	2,376	26,801
Haynes International, Inc. (Metal Fabricate/Hardware)	594	28,625
Headwaters, Inc.* (Energy-Alternate Sources)	4,752	29,700
Healthcare Realty Trust, Inc. (REIT)	5,940	145,886
Healthcare Services Group, Inc. (Commercial Services)	3,168	68,682
HealthStream, Inc.* (Internet)	594	16,596
Healthways, Inc.* (Healthcare-Services)	4,356	48,831
Heartland Express, Inc. (Transportation)	4,158	57,796
Heartland Payment Systems, Inc. (Commercial Services)	1,980	62,766
Heidrick & Struggles International, Inc. (Commercial Services)	2,376	31,791
Helen of Troy, Ltd.* (Household Products/Wares)	1,782	54,280
Hillenbrand, Inc. (Commercial Services)	2,772	47,928
Home Bancshares, Inc. (Banks)	1,782	53,727
Horace Mann Educators Corp. (Insurance)	5,148	89,781
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,178	92,238
Hot Topic, Inc. (Retail)	5,544	56,327
Hub Group, Inc.—Class A* (Transportation)	2,178	64,796
Iconix Brand Group, Inc.* (Apparel)	2,574	45,637
iGATE Corp.* (Computers)	2,178	34,630
Independent Bank Corp./MA (Banks)	2,772	82,356
Inland Real Estate Corp. (REIT)	6,930	55,301
Insight Enterprises, Inc.* (Computers)	5,742	96,236
Insperity, Inc. (Commercial Services)	2,970	77,933
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	792	30,460
Inter Parfums, Inc. (Cosmetics/Personal Care)	990	16,097
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,950	68,558
Interface, Inc. (Office Furnishings)	7,524	99,768
Intermec, Inc.* (Machinery-Diversified)	6,732	40,527
Interval Leisure Group, Inc. (Leisure Time)	2,772	50,838
Intevac, Inc.* (Machinery-Diversified)	2,970	17,434

See accompanying notes to the financial statements.

106 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Invacare Corp. (Healthcare-Products)	4,158	$58,586
Investment Technology Group, Inc.* (Diversified Financial Services)	4,950	40,986
ION Geophysical Corp.* (Oil & Gas Services)	11,286	75,052
Jack in the Box, Inc.* (Retail)	5,742	154,977
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,772	44,407
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,762	55,113
K-Swiss, Inc.—Class A* (Apparel)	3,564	11,084
Kaiser Aluminum Corp. (Mining)	1,980	107,989
Kaman Corp. (Aerospace/Defense)	1,584	51,607
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,584	26,627
Kaydon Corp. (Metal Fabricate/Hardware)	2,574	54,311
Kelly Services, Inc.—Class A (Commercial Services)	3,762	44,617
Kilroy Realty Corp. (REIT)	4,356	206,213
Kindred Healthcare, Inc.* (Healthcare-Services)	6,930	65,627
Kirkland’s, Inc.* (Retail)	792	8,562
Kite Realty Group Trust (REIT)	8,316	41,829
Knight Transportation, Inc. (Transportation)	4,158	63,742
Kopin Corp.* (Semiconductors)	4,554	16,531
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,386	45,655
Kraton Performance Polymers, Inc.* (Chemicals)	1,782	41,734
La-Z-Boy, Inc.* (Home Furnishings)	6,732	80,515
Laclede Group, Inc. (Gas)	2,970	124,087
LaSalle Hotel Properties (REIT)	11,088	291,171
Lawson Products, Inc. (Metal Fabricate/Hardware)	396	3,849
Lexington Realty Trust (REIT)	17,622	157,541
LHC Group, Inc.* (Healthcare-Services)	1,980	35,422
Lincoln Educational Services Corp. (Commercial Services)	2,970	12,949
Lithia Motors, Inc.—Class A (Retail)	2,772	77,228
Live Nation, Inc.* (Commercial Services)	19,206	171,318
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,188	38,170
LTC Properties, Inc. (REIT)	1,782	63,617
Lumber Liquidators Holdings, Inc.* (Retail)	990	41,867
Lumos Networks Corp. (Telecommunications)	1,980	17,741
Lydall, Inc.* (Miscellaneous Manufacturing)	2,178	27,791
M/I Schottenstein Homes, Inc.* (Home Builders)	2,376	39,418
Maidenform Brands, Inc.* (Apparel)	1,386	29,217
Marcus Corp. (Lodging)	2,574	33,771
MarineMax, Inc.* (Retail)	2,970	22,097
Marriott Vacations Worldwide Corp.* (Entertainment)	3,564	110,555
Materion Corp. (Mining)	2,574	50,528
Matrix Service Co.* (Oil & Gas Services)	3,366	34,872
Meadowbrook Insurance Group, Inc. (Insurance)	6,534	45,999
Measurement Specialties, Inc.* (Electronics)	594	17,689
Medical Properties Trust, Inc. (REIT)	17,622	173,577
Mercury Computer Systems, Inc.* (Computers)	1,782	20,796
Meridian Bioscience, Inc. (Healthcare-Products)	2,178	36,394
Merit Medical Systems, Inc.* (Healthcare-Products)	2,178	29,425
Meritage Homes Corp.* (Home Builders)	3,960	138,996
Methode Electronics, Inc. (Electronics)	4,752	41,818
Micrel, Inc. (Semiconductors)	2,376	22,192
Microsemi Corp.* (Semiconductors)	3,366	65,166
MKS Instruments, Inc. (Semiconductors)	2,574	67,954
Mobile Mini, Inc.* (Storage/Warehousing)	4,752	68,049
Molina Healthcare, Inc.* (Healthcare-Services)	3,762	91,830
Monarch Casino & Resort, Inc.* (Lodging)	1,386	10,353
Monolithic Power Systems, Inc.* (Semiconductors)	1,386	26,861
Monotype Imaging Holdings, Inc.* (Software)	2,376	34,880
Moog, Inc.—Class A* (Aerospace/Defense)	1,980	72,052
Movado Group, Inc. (Miscellaneous Manufacturing)	2,376	55,693
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,950	211,018
Multimedia Games Holding Co., Inc.* (Entertainment)	2,376	33,620
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,356	71,613
Nanometrics, Inc.* (Semiconductors)	792	12,030
Nash Finch Co. (Food)	1,584	30,349
National Financial Partners* (Diversified Financial Services)	5,346	79,388
National Penn Bancshares, Inc. (Banks)	16,038	141,776
Natus Medical, Inc.* (Healthcare-Products)	3,762	46,498
Navigant Consulting Co.* (Commercial Services)	6,732	78,293
NBT Bancorp, Inc. (Banks)	4,356	91,520
NCI Building Systems, Inc.* (Building Materials)	1,980	21,305
NCI, Inc.—Class A* (Computers)	990	5,871
Neenah Paper, Inc. (Forest Products & Paper)	1,980	53,183
Neutral Tandem, Inc.* (Telecommunications)	1,188	16,228
New Jersey Resources Corp. (Gas)	2,376	109,058
Newport Corp.* (Electronics)	4,950	55,688
Northwest Bancshares, Inc. (Savings & Loans)	12,672	147,629
Northwest Natural Gas Co. (Gas)	1,386	67,484
NorthWestern Corp. (Electric)	2,178	80,434
Novatel Wireless, Inc.* (Telecommunications)	4,158	9,813
NTELOS Holdings Corp. (Telecommunications)	1,980	41,976
Nutrisystem, Inc. (Internet)	3,762	39,445
OfficeMax, Inc.* (Retail)	11,286	50,674
Old Dominion Freight Line, Inc.* (Transportation)	1,782	75,557
Old National Bancorp (Banks)	12,276	150,258
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,188	18,592
OM Group, Inc.* (Chemicals)	4,158	65,281
Omnicell, Inc.* (Software)	2,574	33,591
On Assignment, Inc.* (Commercial Services)	5,544	86,431
Oplink Communications, Inc.* (Telecommunications)	990	13,127
Orbital Sciences Corp.* (Aerospace/Defense)	7,722	101,158
Orion Marine Group, Inc.* (Engineering & Construction)	3,564	25,768
Oritani Financial Corp. (Savings & Loans)	1,584	22,319
Overseas Shipholding Group, Inc. (Transportation)	3,366	19,254
Oxford Industries, Inc. (Apparel)	990	42,808
PacWest Bancorp (Banks)	2,970	68,043
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,574	20,618
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,188	59,352

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

Common Stocks, continued

	Shares	Value
PAREXEL International Corp.* (Commercial Services)	4,356	$119,877
Park Electrochemical Corp. (Electronics)	1,584	42,784
Parkway Properties, Inc. (REIT)	2,772	30,852
PC-Tel, Inc. (Internet)	2,376	14,636
PDC Energy, Inc.* (Oil & Gas)	2,376	62,251
Penn Virginia Corp. (Oil & Gas)	5,940	39,798
Pennsylvania REIT (REIT)	7,326	105,201
Perficient, Inc.* (Internet)	4,158	55,260
Pericom Semiconductor Corp.* (Semiconductors)	2,970	23,879
Perry Ellis International, Inc.* (Apparel)	1,584	29,858
PetMed Express, Inc. (Retail)	2,574	25,019
PetroQuest Energy, Inc.* (Oil & Gas)	7,326	40,366
PharMerica Corp.* (Pharmaceuticals)	3,762	38,711
Piedmont Natural Gas Co., Inc. (Gas)	5,148	163,603
Pinnacle Entertainment, Inc.* (Entertainment)	8,118	88,080
Pinnacle Financial Partners, Inc.* (Banks)	4,554	89,031
Pioneer Energy Services Corp.* (Oil & Gas Services)	4,554	36,614
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,980	42,194
Plexus Corp.* (Electronics)	4,554	130,791
PolyOne Corp. (Chemicals)	11,682	172,076
Pool Corp. (Distribution/Wholesale)	3,168	116,772
Post Properties, Inc. (REIT)	2,970	153,400
Powell Industries, Inc.* (Electrical Components & Equipment)	1,188	40,713
Presidential Life Corp. (Insurance)	2,772	38,503
Prestige Brands Holdings, Inc.* (Household Products/Wares)	6,534	107,223
PrivateBancorp, Inc. (Banks)	7,722	118,301
Progress Software Corp.* (Software)	4,356	84,681
Prospect Capital Corp. (Investment Companies)	17,820	197,446
Provident Financial Services, Inc. (Savings & Loans)	6,930	105,544
PSS World Medical, Inc.* (Healthcare-Products)	2,376	49,635
Pulse Electronics Corp. (Electronics)	5,544	10,035
Quaker Chemical Corp. (Chemicals)	594	26,296
Quanex Building Products Corp. (Building Materials)	4,752	80,309
Quiksilver, Inc.* (Apparel)	16,038	46,350
QuinStreet, Inc.* (Internet)	1,188	10,775
RadiSys Corp.* (Computers)	2,970	10,128
Red Robin Gourmet Burgers, Inc.* (Retail)	1,386	41,372
Resources Connection, Inc. (Commercial Services)	5,544	62,592
Robbins & Myers, Inc. (Machinery-Diversified)	1,584	72,611
Rofin-Sinar Technologies, Inc.* (Electronics)	1,980	35,897
Rogers Corp.* (Electronics)	792	28,393
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,960	88,902
Ruby Tuesday, Inc.* (Retail)	8,316	53,306
Rudolph Technologies, Inc.* (Semiconductors)	4,158	41,580
Ruth’s Hospitality Group, Inc.* (Retail)	4,554	30,603
S&T Bancorp, Inc. (Banks)	3,762	62,073
Sabra Health Care REIT, Inc. (REIT)	2,772	51,337
Safety Insurance Group, Inc. (Insurance)	1,980	83,912
Saul Centers, Inc. (REIT)	396	16,489
ScanSource, Inc.* (Distribution/Wholesale)	3,564	102,893
Schulman (A.), Inc. (Chemicals)	3,762	82,237
Select Comfort Corp.* (Home Furnishings)	4,356	113,300
Selective Insurance Group, Inc. (Insurance)	7,128	123,029
Seneca Foods Corp.—Class A* (Food)	1,188	29,320
Shuffle Master, Inc.* (Entertainment)	3,960	57,856
Sigma Designs, Inc.* (Semiconductors)	4,356	29,621
Simmons First National Corp.—Class A (Banks)	2,178	50,835
Simpson Manufacturing Co., Inc. (Building Materials)	2,970	71,993
Skechers U.S.A., Inc.—Class A* (Apparel)	4,752	94,755
SkyWest, Inc. (Airlines)	6,534	45,738
Smith Corp. (Miscellaneous Manufacturing)	2,970	146,777
Snyders-Lance, Inc. (Food)	3,564	83,505
Sonic Automotive, Inc. (Retail)	4,554	77,964
Sonic Corp.* (Retail)	7,920	78,408
Southwest Gas Corp. (Gas)	3,168	141,483
Sovran Self Storage, Inc. (REIT)	1,782	101,752
Spartan Motors, Inc. (Auto Parts & Equipment)	4,356	22,216
Spartan Stores, Inc. (Food)	2,772	47,678
Stage Stores, Inc. (Retail)	3,960	75,002
Standard Microsystems Corp.* (Semiconductors)	1,584	58,465
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,574	36,190
Standard Pacific Corp.* (Home Builders)	13,068	74,096
Standex International Corp. (Miscellaneous Manufacturing)	1,584	67,764
Stein Mart, Inc.* (Retail)	3,564	28,334
Stepan Co. (Chemicals)	396	35,109
Sterling Bancorp (Banks)	3,960	37,976
Stewart Information Services Corp. (Insurance)	2,574	43,938
Stifel Financial Corp.* (Diversified Financial Services)	2,970	89,397
Stone Energy Corp.* (Oil & Gas)	6,336	166,383
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,980	6,613
Stratasys, Inc.* (Computers)	990	60,667
SunCoke Energy, Inc.* (Coal)	9,108	145,728
Super Micro Computer, Inc.* (Computers)	3,564	44,229
Superior Industries International, Inc. (Auto Parts & Equipment)	2,970	50,757
Supertex, Inc.* (Semiconductors)	990	16,820
SurModics, Inc.* (Healthcare-Products)	1,188	18,937
Susquehanna Bancshares, Inc. (Banks)	24,354	259,614
Swift Energy Co.* (Oil & Gas)	5,544	103,617
SWS Group, Inc.* (Diversified Financial Services)	3,762	21,556
Sykes Enterprises, Inc.* (Computers)	5,148	76,139
Symmetricom, Inc.* (Telecommunications)	5,346	32,023
Symmetry Medical, Inc.* (Healthcare-Products)	4,752	36,828
SYNNEX Corp.* (Software)	3,366	113,872
Take-Two Interactive Software, Inc.* (Software)	11,682	102,568
Tanger Factory Outlet Centers, Inc. (REIT)	4,950	159,390
TeleTech Holdings, Inc.* (Commercial Services)	1,980	32,591
Tennant Co. (Machinery-Diversified)	792	33,003
Tessera Technologies, Inc. (Semiconductors)	2,376	34,333
Tetra Tech, Inc.* (Environmental Control)	3,366	86,540
TETRA Technologies, Inc.* (Oil & Gas Services)	10,098	69,979
Texas Capital Bancshares, Inc.* (Banks)	2,772	119,445
Texas Industries, Inc. (Building Materials)	3,564	148,868
Texas Roadhouse, Inc. (Retail)	3,168	54,838
The Andersons, Inc. (Agriculture)	2,376	90,217

See accompanying notes to the financial statements.

108 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
The Cato Corp.—Class A (Retail)	1,584	$44,352
The Finish Line, Inc.—Class A (Retail)	3,366	70,282
The Geo Group, Inc.* (Commercial Services)	7,920	183,110
The Hain Celestial Group, Inc.* (Food)	2,178	121,293
The Men’s Wearhouse, Inc. (Retail)	6,534	178,051
The Navigators Group, Inc.* (Insurance)	594	28,767
The Pep Boys-Manny, Moe & Jack (Retail)	6,930	62,855
The Ryland Group, Inc. (Home Builders)	2,970	70,924
Tompkins Financial Corp. (Banks)	396	15,547
Tower Group, Inc. (Insurance)	5,148	95,959
Tredegar Corp. (Miscellaneous Manufacturing)	2,970	43,986
TriQuint Semiconductor, Inc.* (Semiconductors)	9,108	51,369
TrueBlue, Inc.* (Commercial Services)	5,148	78,353
TrustCo Bank Corp. NY (Banks)	12,078	66,550
TTM Technologies, Inc.* (Electronics)	6,732	73,648
Tuesday Morning Corp.* (Retail)	5,346	27,051
UIL Holdings Corp. (Electric)	3,960	146,678
Ultratech Stepper, Inc.* (Semiconductors)	990	31,492
UMB Financial Corp. (Banks)	1,584	76,127
Umpqua Holdings Corp. (Banks)	14,454	180,386
UniFirst Corp. (Textiles)	594	37,196
United Bankshares, Inc. (Banks)	5,940	138,402
United Community Banks, Inc.* (Banks)	2,376	16,181
United Fire Group, Inc. (Insurance)	2,772	54,331
United Natural Foods, Inc.* (Food)	2,574	139,768
United Online, Inc. (Internet)	11,682	49,532
United Stationers, Inc. (Distribution/Wholesale)	5,346	134,773
Universal Electronics, Inc.* (Home Furnishings)	1,980	24,928
Universal Forest Products, Inc. (Building Materials)	2,574	82,188
Universal Health Realty Income Trust (REIT)	594	25,863
Universal Technical Institute, Inc. (Commercial Services)	1,188	13,650
UNS Energy Corp. (Electric)	2,178	88,645
Urstadt Biddle Properties—Class A (REIT)	1,584	30,080
USA Mobility, Inc. (Telecommunications)	2,772	30,880
VASCO Data Security International, Inc.* (Internet)	2,376	21,978
Viad Corp. (Commercial Services)	2,574	44,607
Vicor Corp. (Electrical Components & Equipment)	1,188	7,971
ViewPoint Financial Group, Inc. (Savings & Loans)	1,386	24,401
Virtus Investment Partners, Inc.* (Diversified Financial Services)	198	16,577
Virtusa Corp.* (Computers)	1,188	17,998
VOXX International Corp.* (Home Furnishings)	2,376	17,796
Watts Water Technologies, Inc.—Class A (Electronics)	1,782	59,946
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,336	53,793
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,584	78,852
Wilshire Bancorp, Inc.* (Banks)	7,722	48,957
Winnebago Industries, Inc.* (Home Builders)	3,762	38,109
Wintrust Financial Corp. (Banks)	4,752	174,446
XO Group, Inc.* (Internet)	3,366	28,981
Zale Corp.* (Retail)	3,366	10,165
Zep, Inc. (Chemicals)	2,970	45,322
Zumiez, Inc.* (Retail)	990	35,967
TOTAL COMMON STOCKS (Cost $27,569,667)		30,415,296
TOTAL INVESTMENT SECURITIES (Cost $27,569,667)—100.6%		30,415,296
Net other assets (liabilities)—(0.6)%		(171,879)
NET ASSETS—100.0%		$30,243,417

*  Non-income producing security

Small-Cap Value ProFund invested in the following industries as of July 31, 2012:

		% of
	Value	Net Assets
Advertising	$36,175	0.1%
Aerospace/Defense	547,177	1.8%
Agriculture	127,009	0.4%
Airlines	45,738	0.2%
Apparel	415,202	1.4%
Auto Parts & Equipment	109,163	0.4%
Banks	3,305,787	11.0%
Biotechnology	53,048	0.2%
Building Materials	768,157	2.5%
Chemicals	613,876	2.0%
Coal	244,035	0.8%
Commercial Services	1,551,942	5.1%
Computers	494,780	1.6%
Cosmetics/Personal Care	16,097	0.1%
Distribution/Wholesale	434,361	1.4%
Diversified Financial Services	408,039	1.3%
Electric	732,848	2.4%
Electrical Components & Equipment	513,121	1.7%
Electronics	1,068,965	3.5%
Energy-Alternate Sources	29,700	0.1%
Engineering & Construction	435,066	1.4%
Entertainment	290,111	1.0%
Environmental Control	278,196	0.9%
Food	648,751	2.1%
Forest Products & Paper	229,142	0.8%
Gas	605,715	2.0%
Healthcare-Products	818,412	2.7%
Healthcare-Services	497,191	1.6%
Home Builders	361,543	1.2%
Home Furnishings	305,980	1.0%
Household Products/Wares	298,913	1.0%
Insurance	752,430	2.5%
Internet	391,049	1.3%
Investment Companies	197,446	0.7%
Iron/Steel	75,842	0.3%
Leisure Time	341,437	1.1%
Lodging	84,754	0.3%
Machinery-Construction & Mining	75,161	0.2%
Machinery-Diversified	454,146	1.5%
Media	76,620	0.3%
Metal Fabricate/Hardware	463,850	1.5%
Mining	275,661	0.9%
Miscellaneous Manufacturing	1,353,986	4.5%
Office Furnishings	99,768	0.3%
Oil & Gas	552,516	1.8%

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 109

		% of
	Value	Net Assets
Oil & Gas Services	$508,990	1.7%
Pharmaceuticals	98,063	0.3%
REIT	2,930,617	9.8%
Real Estate	51,825	0.2%
Retail	2,078,910	7.0%
Savings & Loans	453,473	1.5%
Semiconductors	646,076	2.1%
Software	521,126	1.7%
Storage/Warehousing	68,049	0.2%
Telecommunications	887,127	2.9%
Textiles	112,064	0.4%
Toys/Games/Hobbies	44,407	0.1%
Transportation	535,663	1.8%
Other**	(171,879)	(0.6)%
Total	$30,243,417	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

110 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (99.6%)

	Shares	Value
3D Systems Corp.* (Computers)	654	$24,852
AAON, Inc. (Building Materials)	327	5,974
Abaxis, Inc.* (Healthcare-Products)	763	27,231
Acadia Realty Trust (REIT)	981	23,485
Aerovironment, Inc.* (Aerospace/Defense)	654	15,277
Air Methods Corp.* (Healthcare-Services)	436	47,537
Akorn, Inc.* (Pharmaceuticals)	2,398	32,781
Align Technology, Inc.* (Healthcare-Products)	1,635	55,525
Allegiant Travel Co.* (Airlines)	545	38,728
ALLETE, Inc. (Electric)	654	27,115
AMCOL International Corp. (Mining)	545	16,731
American Public Education, Inc.* (Commercial Services)	654	16,422
American Science & Engineering, Inc. (Electronics)	327	18,652
American States Water Co. (Water)	654	26,585
American Vanguard Corp. (Chemicals)	327	7,649
AmSurg Corp.* (Healthcare-Services)	763	22,539
Analogic Corp. (Electronics)	436	27,913
Applied Industrial Technologies, Inc. (Machinery-Diversified)	872	32,404
Approach Resources, Inc.* (Oil & Gas)	981	25,898
Arbitron, Inc. (Commercial Services)	981	34,404
ArQule, Inc.* (Biotechnology)	2,180	13,189
Atlantic Tele-Network, Inc. (Telecommunications)	327	11,432
ATMI, Inc.* (Semiconductors)	545	10,344
AZZ, Inc. (Miscellaneous Manufacturing)	872	26,779
B&G Foods, Inc.—Class A (Food)	763	21,364
Badger Meter, Inc. (Electronics)	327	11,082
Balchem Corp. (Chemicals)	1,090	36,330
Bank of the Ozarks, Inc. (Banks)	545	17,544
Basic Energy Services, Inc.* (Oil & Gas Services)	327	3,538
Belden, Inc. (Electrical Components & Equipment)	654	21,013
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	545	13,489
BJ’s Restaurants, Inc.* (Retail)	872	34,514
Blackbaud, Inc. (Software)	1,635	44,112
Blucora, Inc.* (Internet)	1,417	21,609
Blue Nile, Inc.* (Internet)	545	13,996
Blyth, Inc. (Household Products/Wares)	218	7,473
Boston Beer Co., Inc.—Class A* (Beverages)	327	35,224
Bottomline Technologies, Inc.* (Software)	872	16,559
Brooks Automation, Inc. (Semiconductors)	1,635	15,140
Brunswick Corp. (Leisure Time)	981	21,572
Buckeye Technologies, Inc. (Forest Products & Paper)	981	29,548
Buffalo Wild Wings, Inc.* (Retail)	654	47,474
Cabot Microelectronics Corp. (Semiconductors)	872	25,637
CACI International, Inc.—Class A* (Computers)	981	55,377
Calavo Growers, Inc. (Food)	327	8,822
Calgon Carbon Corp.* (Environmental Control)	872	12,068
Cantel Medical Corp. (Healthcare-Products)	545	14,235
Capella Education Co.* (Commercial Services)	436	11,563
Cardtronics, Inc.* (Commercial Services)	981	30,421
Cascade Corp. (Machinery-Diversified)	109	5,135
Casey’s General Stores, Inc. (Retail)	1,417	84,212
Cash America International, Inc. (Retail)	1,090	41,769
CEC Entertainment, Inc. (Retail)	654	22,537
Centene Corp.* (Healthcare-Services)	1,199	45,610
CEVA, Inc.* (Semiconductors)	872	13,551
CH Energy Group, Inc. (Electric)	327	21,265
Chemed Corp. (Commercial Services)	654	41,052
CIRCOR International, Inc. (Metal Fabricate/Hardware)	218	6,712
Cirrus Logic, Inc.* (Semiconductors)	2,289	84,167
City Holding Co. (Banks)	218	7,205
Clearwater Paper Corp.* (Forest Products & Paper)	545	19,206
Cloud Peak Energy, Inc.* (Coal)	545	9,020
Cognex Corp. (Machinery-Diversified)	1,526	51,579
Coinstar, Inc.* (Retail)	1,090	51,764
Colonial Properties Trust (REIT)	872	19,751
Community Bank System, Inc. (Banks)	654	17,992
CommVault Systems, Inc.* (Software)	1,635	79,330
Computer Programs & Systems, Inc. (Software)	436	21,582
comScore, Inc.* (Internet)	1,308	20,143
Consolidated Graphics, Inc.* (Commercial Services)	218	5,169
Contango Oil & Gas Co.* (Oil & Gas)	436	25,833
CorVel Corp.* (Commercial Services)	218	10,059
Cracker Barrel Old Country Store, Inc. (Retail)	545	34,150
Crocs, Inc.* (Apparel)	1,199	18,405
CSG Systems International, Inc.* (Software)	763	13,452
Cubic Corp. (Aerospace/Defense)	545	26,362
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,289	98,564
CVB Financial Corp. (Banks)	981	11,576
Cyberonics, Inc.* (Healthcare-Products)	872	37,758
Cymer, Inc.* (Electronics)	1,090	62,359
Darling International, Inc.* (Environmental Control)	1,962	32,412
DealerTrack Holdings, Inc.* (Internet)	872	25,436
Deltic Timber Corp. (Forest Products & Paper)	436	26,949
Diamond Foods, Inc. (Food)	436	7,094
DineEquity, Inc.* (Retail)	545	29,048
Diodes, Inc.* (Semiconductors)	872	16,516
DTS, Inc.* (Home Furnishings)	545	10,153
Eagle Materials, Inc. (Building Materials)	545	18,939
EastGroup Properties, Inc. (REIT)	981	52,464
Ebix, Inc. (Software)	1,090	23,642
eHealth, Inc.* (Insurance)	436	8,009
El Paso Electric Co. (Electric)	872	29,517
Emergent Biosolutions, Inc.* (Biotechnology)	654	9,555
Encore Capital Group, Inc.* (Diversified Financial Services)	545	15,260
Engility Holdings, Inc.* (Engineering & Construction)	327	4,774
Entertainment Properties Trust (REIT)	872	39,379
Entropic Communications, Inc.* (Semiconductors)	3,161	18,966
Enzo Biochem, Inc.* (Biotechnology)	545	817
EPIQ Systems, Inc. (Software)	545	6,153
Exar Corp.* (Semiconductors)	1,635	12,099
Exlservice Holdings, Inc.* (Commercial Services)	436	10,747
Exponent, Inc.* (Engineering & Construction)	436	22,537
Extra Space Storage, Inc. (REIT)	1,853	60,667
EZCORP, Inc.—Class A* (Retail)	1,635	36,787

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 111

Common Stocks, continued

	Shares	Value
FARO Technologies, Inc.* (Electronics)	654	$28,142
FEI Co. (Electronics)	981	46,803
Fifth & Pacific Cos., Inc.* (Retail)	1,962	21,739
Financial Engines, Inc.* (Diversified Financial Services)	1,417	26,597
First Cash Financial Services, Inc.* (Retail)	981	39,338
First Financial Bancorp (Banks)	981	15,657
First Financial Bankshares, Inc. (Banks)	654	22,560
Forrester Research, Inc. (Commercial Services)	545	15,554
Forward Air Corp. (Transportation)	1,090	36,471
Franklin Electric Co., Inc. (Hand/Machine Tools)	654	36,892
Fuller (H.B.) Co. (Chemicals)	872	25,480
General Communication, Inc.—Class A* (Telecommunications)	545	5,145
Genesco, Inc.* (Retail)	872	57,744
Globe Specialty Metals, Inc. (Mining)	1,526	19,121
Greatbatch, Inc.* (Healthcare-Products)	545	12,442
GT Advanced Technologies, Inc.* (Semiconductors)	4,251	21,765
Gulfport Energy Corp.* (Oil & Gas)	1,090	22,454
Haemonetics Corp.* (Healthcare-Products)	872	62,705
Hanmi Financial Corp.* (Banks)	436	4,774
Hawkins, Inc. (Chemicals)	327	12,439
Haynes International, Inc. (Metal Fabricate/Hardware)	327	15,758
Headwaters, Inc.* (Energy-Alternate Sources)	872	5,450
Healthcare Realty Trust, Inc. (REIT)	1,199	29,447
Healthcare Services Group, Inc. (Commercial Services)	1,526	33,084
HealthStream, Inc.* (Internet)	545	15,227
Heartland Express, Inc. (Transportation)	872	12,121
Heartland Payment Systems, Inc. (Commercial Services)	872	27,642
Helen of Troy, Ltd.* (Household Products/Wares)	654	19,921
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	327	11,236
Hibbett Sports, Inc.* (Retail)	981	59,615
Higher One Holdings, Inc.* (Diversified Financial Services)	1,090	12,088
Hillenbrand, Inc. (Commercial Services)	1,526	26,385
Hittite Microwave Corp.* (Semiconductors)	981	49,707
Home Bancshares, Inc. (Banks)	327	9,859
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	654	27,697
Hub Group, Inc.—Class A* (Transportation)	763	22,699
Iconix Brand Group, Inc.* (Apparel)	1,853	32,854
ICU Medical, Inc.* (Healthcare-Products)	436	23,252
iGATE Corp.* (Computers)	545	8,665
II-VI, Inc.* (Electronics)	1,962	34,217
Infinity Property & Casualty Corp. (Insurance)	436	25,205
Inland Real Estate Corp. (REIT)	872	6,959
Innophos Holdings, Inc. (Chemicals)	763	44,231
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	545	20,961
Inter Parfums, Inc. (Cosmetics/Personal Care)	327	5,317
Interactive Intelligence Group, Inc.* (Software)	545	14,214
Interval Leisure Group, Inc. (Leisure Time)	654	11,994
ION Geophysical Corp.* (Oil & Gas Services)	1,417	9,423
IPC The Hospitalist Co.* (Healthcare-Services)	545	23,435
iRobot Corp.* (Machinery-Diversified)	981	22,328
J & J Snack Foods Corp. (Food)	545	31,496
j2 Global, Inc. (Computers)	1,635	48,936
JDA Software Group, Inc.* (Software)	1,526	45,139
Jos. A. Bank Clothiers, Inc.* (Retail)	981	41,457
Kaman Corp. (Aerospace/Defense)	545	17,756
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	981	16,491
Kaydon Corp. (Metal Fabricate/Hardware)	436	9,200
Kilroy Realty Corp. (REIT)	1,199	56,761
Kirkland’s, Inc.* (Retail)	327	3,535
Knight Transportation, Inc. (Transportation)	981	15,039
Kopin Corp.* (Semiconductors)	1,090	3,957
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	327	10,771
Kraton Performance Polymers, Inc.* (Chemicals)	654	15,317
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,616	28,959
Landauer, Inc. (Commercial Services)	327	18,626
Lindsay Manufacturing Co. (Machinery-Diversified)	436	30,912
Liquidity Services, Inc.* (Internet)	872	39,868
Littelfuse, Inc. (Electrical Components & Equipment)	763	40,927
LivePerson, Inc.* (Computers)	1,744	32,613
LogMeIn, Inc.* (Telecommunications)	763	14,459
LSB Industries, Inc.* (Miscellaneous Manufacturing)	327	10,506
LTC Properties, Inc. (REIT)	545	19,456
Lufkin Industries, Inc. (Oil & Gas Services)	1,199	55,214
Lumber Liquidators Holdings, Inc.* (Retail)	654	27,658
Luminex Corp.* (Healthcare-Products)	1,308	22,406
Magellan Health Services, Inc.* (Healthcare-Services)	981	47,284
Maidenform Brands, Inc.* (Apparel)	436	9,191
Manhattan Associates, Inc.* (Computers)	763	35,624
MAXIMUS, Inc. (Commercial Services)	1,199	60,549
Measurement Specialties, Inc.* (Electronics)	327	9,738
Medidata Solutions, Inc.* (Software)	763	27,018
Medifast, Inc.* (Commercial Services)	545	15,314
Mercury Computer Systems, Inc.* (Computers)	654	7,632
Meridian Bioscience, Inc. (Healthcare-Products)	872	14,571
Merit Medical Systems, Inc.* (Healthcare-Products)	872	11,781
Micrel, Inc. (Semiconductors)	1,090	10,181
Microsemi Corp.* (Semiconductors)	2,289	44,315
MicroStrategy, Inc.—Class A* (Software)	327	38,082
Mid-America Apartment Communities, Inc. (REIT)	1,417	98,099
MKS Instruments, Inc. (Semiconductors)	1,199	31,654
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,635	23,250
Monolithic Power Systems, Inc.* (Semiconductors)	763	14,787
Monotype Imaging Holdings, Inc.* (Software)	654	9,601
Monro Muffler Brake, Inc. (Commercial Services)	1,090	36,046
Moog, Inc.—Class A* (Aerospace/Defense)	1,090	39,665
MTS Systems Corp. (Computers)	545	23,691
Multimedia Games Holding Co., Inc.* (Entertainment)	327	4,627

See accompanying notes to the financial statements.

112 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	436	$39,715
Nanometrics, Inc.* (Semiconductors)	436	6,623
National Presto Industries, Inc. (Aerospace/Defense)	218	14,506
NCI Building Systems, Inc.* (Building Materials)	218	2,346
Neogen Corp.* (Pharmaceuticals)	872	33,546
NETGEAR, Inc.* (Telecommunications)	1,417	49,071
NetScout Systems, Inc.* (Computers)	1,199	28,009
Neutral Tandem, Inc.* (Telecommunications)	763	10,423
New Jersey Resources Corp. (Gas)	763	35,022
Nolan Co.* (Media)	1,090	5,319
Northwest Natural Gas Co. (Gas)	545	26,536
NorthWestern Corp. (Electric)	654	24,152
NuVasive, Inc.* (Healthcare-Products)	1,526	31,878
Old Dominion Freight Line, Inc.* (Transportation)	1,199	50,838
Omnicell, Inc.* (Software)	545	7,112
OpenTable, Inc.* (Internet)	763	27,743
Oplink Communications, Inc.* (Telecommunications)	436	5,781
OPNET Technologies, Inc. (Software)	545	14,410
Oritani Financial Corp. (Savings & Loans)	1,199	16,894
OSI Systems, Inc.* (Electronics)	763	49,244
Oxford Industries, Inc. (Apparel)	218	9,426
OYO Geospace Corp.* (Oil & Gas Services)	218	20,662
PacWest Bancorp (Banks)	436	9,989
Papa John’s International, Inc.* (Retail)	654	33,361
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	981	49,011
PAREXEL International Corp.* (Commercial Services)	981	26,997
Park Electrochemical Corp. (Electronics)	327	8,832
PDC Energy, Inc.* (Oil & Gas)	436	11,423
Peet’s Coffee & Tea, Inc.* (Beverages)	436	32,874
Piedmont Natural Gas Co., Inc. (Gas)	1,199	38,104
Pioneer Energy Services Corp.* (Oil & Gas Services)	981	7,887
Pool Corp. (Distribution/Wholesale)	763	28,124
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	654	55,381
Post Properties, Inc. (REIT)	1,090	56,298
Power Integrations, Inc. (Semiconductors)	981	34,570
ProAssurance Corp. (Insurance)	1,090	97,631
Progress Software Corp.* (Software)	1,090	21,190
PS Business Parks, Inc. (REIT)	654	44,217
PSS World Medical, Inc.* (Healthcare-Products)	1,090	22,770
Quaker Chemical Corp. (Chemicals)	327	14,476
Quality Systems, Inc. (Software)	1,417	22,899
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	2,180	80,377
QuinStreet, Inc.* (Internet)	545	4,943
RLI Corp. (Insurance)	654	42,124
Robbins & Myers, Inc. (Machinery-Diversified)	1,090	49,966
Rofin-Sinar Technologies, Inc.* (Electronics)	545	9,881
Rogers Corp.* (Electronics)	327	11,723
Rubicon Technology, Inc.* (Semiconductors)	654	6,573
Rue21, Inc.* (Retail)	545	13,429
Sabra Health Care REIT, Inc. (REIT)	545	10,093
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,071	92,822
Sanderson Farms, Inc. (Food)	654	24,087
Saul Centers, Inc. (REIT)	327	13,616
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	545	37,114
SEACOR SMIT, Inc.* (Oil & Gas Services)	763	64,817
Select Comfort Corp.* (Home Furnishings)	872	22,681
Shuffle Master, Inc.* (Entertainment)	872	12,740
Simpson Manufacturing Co., Inc. (Building Materials)	654	15,853
Smith Corp. (Miscellaneous Manufacturing)	654	32,321
Snyders-Lance, Inc. (Food)	763	17,877
Sourcefire, Inc.* (Internet)	1,090	55,644
South Jersey Industries, Inc. (Gas)	1,090	57,617
Southwest Gas Corp. (Gas)	763	34,076
Sovran Self Storage, Inc. (REIT)	545	31,119
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,853	25,923
Stamps.com, Inc.* (Internet)	545	11,527
Standard Microsystems Corp.* (Semiconductors)	327	12,070
Stepan Co. (Chemicals)	218	19,328
Steven Madden, Ltd.* (Apparel)	1,417	57,289
Stifel Financial Corp.* (Diversified Financial Services)	1,090	32,809
STR Holdings, Inc.* (Miscellaneous Manufacturing)	981	3,277
Stratasys, Inc.* (Computers)	545	33,398
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	654	32,327
Supertex, Inc.* (Semiconductors)	218	3,704
SurModics, Inc.* (Healthcare-Products)	218	3,475
Synaptics, Inc.* (Computers)	1,199	31,630
Synchronoss Technologies, Inc.* (Software)	981	18,757
Tanger Factory Outlet Centers, Inc. (REIT)	1,962	63,176
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,308	81,488
TeleTech Holdings, Inc.* (Commercial Services)	327	5,382
Tennant Co. (Machinery-Diversified)	436	18,168
Tessera Technologies, Inc. (Semiconductors)	1,199	17,326
Tetra Tech, Inc.* (Environmental Control)	1,308	33,629
Texas Capital Bancshares, Inc.* (Banks)	545	23,484
Texas Roadhouse, Inc. (Retail)	1,308	22,641
The Buckle, Inc. (Retail)	981	37,935
The Cato Corp.—Class A (Retail)	654	18,312
The Children’s Place Retail Stores, Inc.* (Retail)	872	44,298
The Ensign Group, Inc. (Healthcare-Services)	545	15,287
The Finish Line, Inc.—Class A (Retail)	981	20,483
The Hain Celestial Group, Inc.* (Food)	981	54,632
The Medicines Co.* (Biotechnology)	1,962	49,128
The Navigators Group, Inc.* (Insurance)	218	10,558
The Ryland Group, Inc. (Home Builders)	763	18,220
Tompkins Financial Corp. (Banks)	218	8,559
Toro Co. (Housewares)	2,180	81,968
TreeHouse Foods, Inc.* (Food)	1,308	73,235
TriQuint Semiconductor, Inc.* (Semiconductors)	3,488	19,672
True Religion Apparel, Inc. (Apparel)	872	22,881

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks, continued

	Shares	Value
Tyler Technologies, Inc.* (Software)	872	$34,025
UIL Holdings Corp. (Electric)	654	24,224
Ultratech Stepper, Inc.* (Semiconductors)	654	20,804
UMB Financial Corp. (Banks)	763	36,670
UniFirst Corp. (Textiles)	436	27,302
United Natural Foods, Inc.* (Food)	981	53,268
Universal Health Realty Income Trust (REIT)	327	14,238
Universal Technical Institute, Inc. (Commercial Services)	436	5,010
UNS Energy Corp. (Electric)	872	35,490
Urstadt Biddle Properties—Class A (REIT)	436	8,280
VASCO Data Security International, Inc.* (Internet)	436	4,033
Veeco Instruments, Inc.* (Semiconductors)	1,417	50,601
ViaSat, Inc.* (Telecommunications)	1,526	58,446
Vicor Corp. (Electrical Components & Equipment)	327	2,194
ViewPoint Financial Group, Inc. (Savings & Loans)	763	13,433
ViroPharma, Inc.* (Pharmaceuticals)	2,507	54,427
Virtus Investment Partners, Inc.* (Diversified Financial Services)	218	18,251
Virtusa Corp.* (Computers)	327	4,954
Vitamin Shoppe, Inc.* (Retail)	1,090	59,863
Volterra Semiconductor Corp.* (Semiconductors)	872	20,039
Watts Water Technologies, Inc.—Class A (Electronics)	545	18,334
WD-40 Co. (Household Products/Wares)	545	26,187
Websense, Inc.* (Internet)	1,308	19,633
West Pharmaceutical Services, Inc. (Healthcare-Products)	763	37,982
Wolverine World Wide, Inc. (Apparel)	1,744	77,486
World Acceptance Corp.* (Diversified Financial Services)	545	38,842
Zumiez, Inc.* (Retail)	545	19,800
TOTAL COMMON STOCKS (Cost $6,464,401)		8,825,886

Repurchase Agreements(a) (1.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $104,000	$104,000	$104,000
TOTAL REPURCHASE AGREEMENTS (Cost $104,000)		104,000
TOTAL INVESTMENT SECURITIES (Cost $6,568,401)—100.8%		8,929,886
Net other assets (liabilities)—(0.8)%		(69,008)
NET ASSETS—100.0%		$8,860,878

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$195,054	2.2%
Airlines	38,728	0.4%
Apparel	227,532	2.6%
Banks	185,869	2.1%
Beverages	68,098	0.8%
Biotechnology	194,503	2.2%
Building Materials	43,112	0.5%
Chemicals	175,250	2.0%
Coal	9,020	0.1%
Commercial Services	430,426	4.9%
Computers	335,381	3.8%
Cosmetics/Personal Care	5,317	0.1%
Distribution/Wholesale	67,839	0.8%
Diversified Financial Services	199,228	2.2%
Electric	161,763	1.8%
Electrical Components & Equipment	64,134	0.7%
Electronics	336,920	3.8%
Energy-Alternate Sources	5,450	0.1%
Engineering & Construction	27,311	0.3%
Entertainment	17,367	0.2%
Environmental Control	78,109	0.9%
Food	291,875	3.3%
Forest Products & Paper	129,308	1.5%
Gas	191,355	2.2%
Hand/Machine Tools	36,892	0.4%
Healthcare-Products	398,972	4.5%
Healthcare-Services	215,181	2.4%
Home Builders	18,220	0.2%
Home Furnishings	32,834	0.4%
Household Products/Wares	53,581	0.6%
Housewares	81,968	0.9%
Insurance	183,527	2.1%
Internet	259,802	2.9%
Leisure Time	33,566	0.4%
Machinery-Diversified	210,492	2.4%
Media	5,319	0.1%
Metal Fabricate/Hardware	31,670	0.4%
Mining	35,852	0.4%
Miscellaneous Manufacturing	115,981	1.3%
Oil & Gas	85,608	1.0%
Oil & Gas Services	189,238	2.1%
Pharmaceuticals	380,123	4.3%
REIT	647,505	7.2%
Retail	903,463	10.1%
Savings & Loans	30,327	0.3%
Semiconductors	593,727	6.7%
Software	457,277	5.2%
Telecommunications	154,757	1.7%
Textiles	27,302	0.3%
Transportation	137,168	1.5%
Water	26,585	0.3%
Other**	34,992	0.4%
Total	$8,860,878	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

114 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (100.2%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	3,608	$285,826
ArcelorMittalNYS (Iron/Steel)	6,642	105,608
ARM Holdings PLCADR (Semiconductors)	9,348	242,861
ASML Holding N.V.NYS (Semiconductors)	4,182	240,465
AstraZeneca PLCADR (Pharmaceuticals)	3,854	180,406
Banco Santander S.A.ADR (Banks)	24,764	147,593
Barclays PLCADR (Banks)	12,710	132,947
BHP Billiton PLCADR (Mining)	4,510	262,753
BP PLCADR (Oil & Gas)	6,150	245,385
Diageo PLCADR (Beverages)	2,296	245,442
Elan Corp. PLCADR* (Pharmaceuticals)	12,136	140,171
Eni SpAADR (Oil & Gas)	4,510	185,992
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,756	218,776
HSBC Holdings PLCADR (Banks)	7,790	325,622
ING Groep N.V.ADR* (Insurance)	20,500	134,890
Koninklijke Phillips Electronics N.V.NYS (Electronics)	6,314	138,971
Nokia, Corp.ADR (Telecommunications)	19,926	48,022
Rio Tinto PLCADR (Mining)	5,166	238,721
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	4,592	313,174
Sanofi-AventisADR (Pharmaceuticals)	5,576	226,609
SAP AGADR (Software)	4,756	301,340
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	1,886	162,535
Siemens AGADR (Miscellaneous Manufacturing)	2,624	222,227
Statoil ASAADR (Oil & Gas)	8,282	197,029
Telefonaktiebolaget LM EricssonADR (Telecommunications)	19,188	177,489
Telefonica S.A.ADR (Telecommunications)	12,546	142,397
Tenaris S.A.ADR (Metal Fabricate/Hardware)	4,346	166,365
Total S.A.ADR (Oil & Gas)	4,920	226,074
Unilever N.V.NYS (Food)	6,150	213,097
Vodafone Group PLCADR (Telecommunications)	11,316	325,335
TOTAL COMMON STOCKS (Cost $5,610,152)		6,194,122

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $5,623,152)—100.4%		6,207,122
Net other assets (liabilities)—(0.4)%		(27,674)
NET ASSETS—100.0%		$6,179,448

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Banks	$606,162	9.8%
Beverages	531,268	8.6%
Electronics	138,971	2.2%
Food	213,097	3.4%
Insurance	134,890	2.2%
Iron/Steel	105,608	1.7%
Metal Fabricate/Hardware	166,365	2.7%
Mining	501,474	8.1%
Miscellaneous Manufacturing	222,227	3.6%
Oil & Gas	1,167,654	19.0%
Pharmaceuticals	928,497	15.0%
Semiconductors	483,326	7.8%
Software	301,340	4.9%
Telecommunications	693,243	11.2%
Other**	(14,674)	(0.2)%
Total	$6,179,448	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2012:

	Value	% of Net Assets
Belgium	$285,826	4.6%
Finland	48,022	0.8%
France	452,683	7.3%
Germany	523,567	8.5%
Ireland	302,706	4.9%
Italy	185,992	3.0%
Luxembourg	271,973	4.4%
Netherlands	1,040,597	16.8%
Norway	197,029	3.2%
Spain	289,990	4.7%
Sweden	177,489	2.9%
United Kingdom	2,418,248	39.1%
Other**	(14,674)	(0.2)%
Total	$6,179,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund  ::  115

Common Stocks (60.4%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,695	$245,865
Abbott Laboratories (Pharmaceuticals)	0.5%	6,125	406,149
Altria Group, Inc. (Agriculture)	0.4%	7,938	285,530
Amazon.com, Inc.* (Internet)	0.4%	1,421	331,519
American Express Co. (Diversified Financial Services)	0.3%	3,920	226,223
Amgen, Inc. (Biotechnology)	0.3%	3,038	250,939
Apple Computer, Inc.* (Computers)	2.8%	3,626	2,214,616
AT&T, Inc. (Telecommunications)	1.1%	22,834	865,865
Bank of America Corp. (Banks)	0.4%	41,944	307,869
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.7%	6,860	582,002
Boeing Co. (Aerospace/ Defense)	0.3%	2,940	217,295
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	6,566	233,750
Caterpillar, Inc. (Machinery-Construction & Mining)	0.3%	2,548	214,567
Chevron Corp. (Oil & Gas)	1.1%	7,693	842,999
Cisco Systems, Inc. (Telecommunications)	0.4%	20,874	332,940
Citigroup, Inc. (Banks)	0.4%	11,417	309,743
Coca-Cola Co. (Beverages)	0.9%	8,771	708,697
Comcast Corp.—Class A (Media)	0.4%	10,486	341,319
ConocoPhillips (Oil & Gas)	0.3%	4,900	266,756
CVS Caremark Corp. (Retail)	0.3%	4,998	226,159
Exxon Mobil Corp. (Oil & Gas)	2.0%	18,228	1,583,102
General Electric Co. (Miscellaneous Manufacturing)	1.1%	41,258	856,103
Google, Inc.—Class A* (Internet)	0.8%	980	620,311
Intel Corp. (Semiconductors)	0.6%	19,600	503,720
International Business Machines Corp. (Computers)	1.1%	4,508	883,478
J.P. Morgan Chase & Co. (Banks)	0.7%	14,847	534,492
Johnson & Johnson (Healthcare-Products)	0.9%	10,682	739,408
Kraft Foods, Inc.—Class A (Food)	0.3%	6,909	274,356
McDonald’s Corp. (Retail)	0.4%	3,969	354,670
Merck & Co., Inc. (Pharmaceuticals)	0.7%	11,858	523,768
Microsoft Corp. (Software)	1.1%	29,106	857,754
Occidental Petroleum Corp. (Oil & Gas)	0.3%	3,136	272,926
Oracle Corp. (Software)	0.6%	15,092	455,778
PepsiCo, Inc. (Beverages)	0.6%	6,076	441,907
Pfizer, Inc. (Pharmaceuticals)	0.9%	29,155	700,886
Philip Morris International, Inc. (Agriculture)	0.8%	6,664	609,356
Procter & Gamble Co. (Cosmetics/Personal Care)	0.9%	10,682	689,416
Qualcomm, Inc. (Telecommunications)	0.5%	6,664	397,708
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	5,194	370,124
The Home Depot, Inc. (Retail)	0.4%	5,978	311,932
U.S. Bancorp (Banks)	0.3%	7,399	247,866
Union Pacific Corp. (Transportation)	0.3%	1,862	228,300
United Parcel Service, Inc.— Class B (Transportation)	0.4%	3,724	281,572
United Technologies Corp. (Aerospace/Defense)	0.3%	3,528	262,624
Verizon Communications, Inc. (Telecommunications)	0.6%	11,074	499,880
Visa, Inc.—Class A (Commercial Services)	0.3%	1,960	252,977
Wal-Mart Stores, Inc. (Retail)	0.6%	6,713	499,649
Walt Disney Co. (Media)	0.4%	6,958	341,916
Wells Fargo & Co. (Banks)	0.9%	20,678	699,123
Other Common Stocks	29.2%	636,707	23,815,698
TOTAL COMMON STOCKS (Cost $35,335,277)			48,521,602

Repurchase Agreements(a)(b) (39.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $32,090,098	$32,090,000	$32,090,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,090,000)		32,090,000
TOTAL INVESTMENT SECURITIES (Cost $67,425,277)—100.3%		80,611,602
Net other assets (liabilities)—(0.3)%		(278,110)
NET ASSETS—100.0%		$80,333,492

*             Non-income producing security

(a)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $13,622,000.

(b)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

		Unrealized
		Appreciation/
	Contracts	(Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $10,371,813)	151	$354,034

See accompanying notes to the financial statements.

116 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2012

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$54,324,285	$(258,230)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	47,779,453	(221,844)
		$(480,074)

UltraBull ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$71,021	0.1%
Aerospace/Defense	855,008	1.1%
Agriculture	1,083,345	1.3%
Airlines	27,469	NM
Apparel	274,818	0.3%
Auto Manufacturers	192,080	0.2%
Auto Parts & Equipment	105,475	0.1%
Banks	3,201,813	4.0%
Beverages	1,384,978	1.7%
Biotechnology	771,013	1.0%
Building Materials	16,505	NM
Chemicals	1,111,191	1.4%
Coal	54,252	0.1%
Commercial Services	797,042	1.0%
Computers	3,966,125	4.9%
Cosmetics/Personal Care	961,325	1.2%
Distribution/Wholesale	150,480	0.2%
Diversified Financial Services	835,946	1.0%
Electric	1,645,530	2.0%
Electrical Components & Equipment	149,302	0.2%
Electronics	288,898	0.4%
Energy-Alternate Sources	3,807	NM
Engineering & Construction	50,481	0.1%
Entertainment	12,758	NM
Environmental Control	129,654	0.2%
Food	887,510	1.1%
Forest Products & Paper	101,607	0.1%
Gas	147,339	0.2%
Hand/Machine Tools	62,493	0.1%
Healthcare-Products	1,618,429	2.0%
Healthcare-Services	536,657	0.7%
Holding Companies-Diversified	16,997	NM
Home Builders	52,562	0.1%
Home Furnishings	31,726	NM
Household Products/Wares	179,714	0.2%
Housewares	19,892	NM
Insurance	1,705,234	2.1%
Internet	1,523,582	1.9%
Iron/Steel	94,433	0.1%
Leisure Time	96,835	0.1%
Lodging	138,117	0.2%
Machinery-Construction & Mining	234,927	0.3%
Machinery-Diversified	307,373	0.4%
Media	1,590,461	2.0%
Metal Fabricate/Hardware	91,469	0.1%
Mining	266,979	0.3%
Miscellaneous Manufacturing	1,903,200	2.4%
Office/Business Equipment	46,808	0.1%
Oil & Gas	4,376,912	5.4%
Oil & Gas Services	779,793	1.0%
Packaging & Containers	60,151	0.1%
Pharmaceuticals	2,707,355	3.5%
Pipelines	263,348	0.3%
REIT	1,035,679	1.3%
Real Estate	19,849	NM
Retail	3,056,381	3.8%
Savings & Loans	28,791	NM
Semiconductors	1,073,129	1.3%
Software	1,825,742	2.3%
Telecommunications	2,540,857	3.2%
Textiles	17,477	NM
Toys/Games/Hobbies	62,327	0.1%
Transportation	879,151	1.1%
Other**	31,811,890	39.6%
Total	$80,333,492	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 117

Common Stocks (72.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,380	$40,475
ACI Worldwide, Inc.* (Software)	690	30,367
Acuity Brands, Inc. (Electrical Components & Equipment)	828	47,974
Acxiom Corp.* (Software)	1,380	23,143
ADTRAN, Inc. (Telecommunications)	1,104	23,824
Advance Auto Parts, Inc. (Retail)	1,380	96,807
Advent Software, Inc.* (Software)	552	12,564
Aecom Technology Corp.* (Engineering & Construction)	2,070	33,555
Aeropostale, Inc.* (Retail)	1,518	29,935
Affiliated Managers Group, Inc.* (Diversified Financial Services)	966	107,796
AGCO Corp.* (Machinery-Diversified)	1,794	78,649
Alaska Air Group, Inc.* (Airlines)	1,242	43,284
Albemarle Corp. (Chemicals)	1,656	96,412
Alexander & Baldwin, Inc.* (Real Estate)	828	26,529
Alexandria Real Estate Equities, Inc. (REIT)	1,104	81,122
Alleghany Corp.* (Insurance)	276	95,444
Alliance Data Systems Corp.* (Commercial Services)	966	125,580
Alliant Energy Corp. (Electric)	2,070	96,690
Alliant Techsystems, Inc. (Aerospace/Defense)	552	25,569
Allscripts Healthcare Solutions, Inc.* (Software)	3,450	31,740
AMC Networks, Inc.—Class A* (Media)	1,104	47,869
American Campus Communities, Inc. (REIT)	1,656	78,925
American Eagle Outfitters, Inc. (Retail)	3,588	74,702
American Financial Group, Inc. (Insurance)	1,380	52,040
AMERIGROUP Corp.* (Healthcare-Services)	828	74,421
Ametek, Inc. (Electrical Components & Equipment)	4,278	132,618
ANN, Inc.* (Retail)	828	22,422
ANSYS, Inc.* (Software)	1,656	99,294
AOL, Inc.* (Internet)	1,656	52,760
Apollo Investment Corp. (Investment Companies)	3,726	28,616
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,242	62,112
Aqua America, Inc. (Water)	2,484	63,690
Arch Coal, Inc. (Coal)	3,864	27,859
Arrow Electronics, Inc.* (Electronics)	2,070	69,862
Arthur J. Gallagher & Co. (Insurance)	2,070	73,444
Ascena Retail Group, Inc.* (Retail)	2,484	45,557
Ashland, Inc. (Chemicals)	1,380	97,138
Aspen Insurance Holdings, Ltd. (Insurance)	1,242	35,695
Associated Banc-Corp. (Banks)	3,174	39,643
Astoria Financial Corp. (Savings & Loans)	1,518	14,300
Atmel Corp.* (Semiconductors)	8,004	46,903
Atmos Energy Corp. (Gas)	1,656	59,368
Atwood Oceanics, Inc.* (Oil & Gas)	966	43,016
Avnet, Inc.* (Electronics)	2,622	82,593
Bally Technologies, Inc.* (Entertainment)	828	36,192
BancorpSouth, Inc. (Banks)	1,518	21,996
Bank of Hawaii Corp. (Banks)	828	38,676
Barnes & Noble, Inc.* (Retail)	690	9,156
BE Aerospace, Inc.* (Aerospace/Defense)	1,932	75,792
Bill Barrett Corp.* (Oil & Gas)	828	17,438
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	414	39,831
BioMed Realty Trust, Inc. (REIT)	2,760	51,888
Black Hills Corp. (Electric)	828	26,372
Bob Evans Farms, Inc. (Retail)	552	21,263
BRE Properties, Inc.—Class A (REIT)	1,380	72,698
Brinker International, Inc. (Retail)	1,380	44,726
Broadridge Financial Solutions, Inc. (Software)	2,208	46,743
Brown & Brown, Inc. (Insurance)	2,070	52,247
Cabot Corp. (Chemicals)	1,104	43,056
Cadence Design Systems, Inc.* (Computers)	4,968	60,709
Camden Property Trust (REIT)	1,518	108,249
CARBO Ceramics, Inc. (Oil & Gas Services)	414	26,571
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,104	55,741
Carpenter Technology Corp. (Iron/Steel)	828	39,628
Carter’s, Inc.* (Apparel)	966	48,947
Cathay Bancorp, Inc. (Banks)	1,380	22,342
CBOE Holdings, Inc. (Diversified Financial Services)	1,518	43,263
Charles River Laboratories International, Inc.* (Biotechnology)	828	28,177
Chico’s FAS, Inc. (Retail)	3,036	46,512
Church & Dwight, Inc. (Household Products/Wares)	2,484	143,103
Ciena Corp.* (Telecommunications)	1,794	28,758
Cimarex Energy Co. (Oil & Gas)	1,518	86,055
Cinemark Holdings, Inc. (Entertainment)	1,794	41,944
City National Corp. (Banks)	828	40,804
Clarcor, Inc. (Miscellaneous Manufacturing)	966	46,706
Clean Harbors, Inc.* (Environmental Control)	828	50,127
Cleco Corp. (Electric)	1,104	48,311
Collective Brands, Inc.* (Retail)	1,104	23,758
Commerce Bancshares, Inc. (Banks)	1,380	54,344
Commercial Metals Co. (Metal Fabricate/Hardware)	2,070	26,682
Community Health Systems, Inc.* (Healthcare-Services)	1,656	40,754
Compass Minerals International, Inc. (Mining)	552	39,932
Compuware Corp.* (Software)	3,864	35,587
Con-way, Inc. (Transportation)	966	34,409
Concur Technologies, Inc.* (Software)	828	55,923
Convergys Corp. (Commercial Services)	2,070	30,512
Copart, Inc.* (Retail)	1,932	45,904
CoreLogic, Inc.* (Commercial Services)	1,932	44,436
Corporate Office Properties Trust (REIT)	1,242	27,647
Corrections Corp. of America (Commercial Services)	1,794	55,758
Covance, Inc.* (Healthcare-Services)	966	45,344
Crane Co. (Miscellaneous Manufacturing)	828	32,292
Cree, Inc.* (Semiconductors)	2,070	49,577
Cullen/Frost Bankers, Inc. (Banks)	1,104	61,062
Cypress Semiconductor Corp. (Semiconductors)	2,760	29,504
Cytec Industries, Inc. (Chemicals)	828	50,972
Deckers Outdoor Corp.* (Apparel)	690	28,780
Deluxe Corp. (Commercial Services)	966	27,357
Dick’s Sporting Goods, Inc. (Retail)	1,656	81,343

See accompanying notes to the financial statements.

118 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	1,104	$35,714
Domtar Corp. (Forest Products & Paper)	690	50,963
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,622	89,489
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,242	23,846
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,380	64,184
Dril-Quip, Inc.* (Oil & Gas Services)	690	50,584
DST Systems, Inc. (Computers)	552	29,753
Duke Realty Corp. (REIT)	4,830	69,842
East West Bancorp, Inc. (Banks)	2,622	57,160
Eaton Vance Corp. (Diversified Financial Services)	2,070	54,917
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,070	61,541
Energen Corp. (Oil & Gas)	1,242	63,603
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,242	96,590
Equinix, Inc.* (Internet)	828	147,533
Equity One, Inc. (REIT)	1,104	23,946
Essex Property Trust, Inc. (REIT)	690	108,578
Esterline Technologies Corp.* (Aerospace/Defense)	552	32,413
Everest Re Group, Ltd. (Insurance)	966	98,242
Exelis, Inc. (Aerospace/Defense)	3,312	31,133
FactSet Research Systems, Inc. (Media)	828	76,971
Fair Isaac Corp. (Software)	552	23,896
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,346	32,516
Federal Realty Investment Trust (REIT)	1,104	119,961
Fidelity National Title Group, Inc.—Class A (Insurance)	4,002	74,517
First American Financial Corp. (Insurance)	1,932	35,394
First Niagara Financial Group, Inc. (Savings & Loans)	6,348	48,118
FirstMerit Corp. (Banks)	1,932	31,298
Flowers Foods, Inc. (Food)	2,070	44,236
Foot Locker, Inc. (Retail)	2,760	91,135
Forest Oil Corp.* (Oil & Gas)	2,070	14,180
Fortune Brands Home & Security, Inc.* (Building Materials)	2,898	64,104
FTI Consulting, Inc.* (Commercial Services)	690	17,616
Fulton Financial Corp. (Banks)	3,588	32,974
Gardner Denver, Inc. (Machinery-Diversified)	966	55,043
Gartner Group, Inc.* (Commercial Services)	1,656	73,510
GATX Corp. (Trucking & Leasing)	828	34,834
General Cable Corp.* (Electrical Components & Equipment)	966	25,242
Gentex Corp. (Electronics)	2,622	41,978
Global Payments, Inc. (Commercial Services)	1,380	59,092
Graco, Inc. (Machinery-Diversified)	1,104	50,652
Granite Construction, Inc. (Engineering & Construction)	690	17,871
Great Plains Energy, Inc. (Electric)	2,760	61,217
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,346	42,838
Greenhill & Co., Inc. (Diversified Financial Services)	552	21,925
Greif, Inc.—Class A (Packaging & Containers)	552	23,880
GUESS?, Inc. (Retail)	1,104	33,230
Hancock Holding Co. (Banks)	1,518	46,269
Hanesbrands, Inc.* (Apparel)	1,794	53,856
Hanover Insurance Group, Inc. (Insurance)	828	29,038
Harris Teeter Supermarkets, Inc. (Food)	828	34,230
Harsco Corp. (Miscellaneous Manufacturing)	1,518	32,258
Hawaiian Electric Industries, Inc. (Electric)	1,794	51,111
HCC Insurance Holdings, Inc. (Insurance)	1,794	54,968
Health Management Associates, Inc.— Class A* (Healthcare-Services)	4,692	30,873
Health Net, Inc.* (Healthcare-Services)	1,518	33,426
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,932	34,544
Henry Schein, Inc.* (Healthcare-Products)	1,656	123,885
Herman Miller, Inc. (Office Furnishings)	1,104	20,203
Highwoods Properties, Inc. (REIT)	1,380	46,741
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,104	28,870
Hillshire Brands Co. (Food)	2,208	56,547
HMS Holdings Corp.* (Commercial Services)	1,518	52,234
HNI Corp. (Office Furnishings)	828	22,000
HollyFrontier Corp. (Oil & Gas)	3,726	139,315
Hologic, Inc.* (Healthcare-Products)	4,830	89,452
Home Properties, Inc. (REIT)	828	54,325
Hospitality Properties Trust (REIT)	2,208	53,588
HSN, Inc. (Retail)	690	29,228
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,104	90,837
Huntington Ingalls Industries, Inc.* (Shipbuilding)	828	32,284
IDACORP, Inc. (Electric)	966	40,765
IDEX Corp. (Machinery-Diversified)	1,518	57,912
IDEXX Laboratories, Inc.* (Healthcare-Products)	966	85,172
Informatica Corp.* (Software)	1,932	57,013
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,760	41,372
Ingredion, Inc. (Food)	1,380	71,650
Integrated Device Technology, Inc.* (Semiconductors)	2,622	13,215
International Bancshares Corp. (Banks)	966	17,707
International Rectifier Corp.* (Semiconductors)	1,242	21,164
International Speedway Corp.—Class A (Entertainment)	552	14,153
Intersil Corp.—Class A (Semiconductors)	2,346	21,607
Intrepid Potash, Inc.* (Chemicals)	966	22,546
Itron, Inc.* (Electronics)	690	26,889
ITT Corp. (Miscellaneous Manufacturing)	1,656	31,033
ITT Educational Services, Inc.* (Commercial Services)	276	10,714
J.B. Hunt Transport Services, Inc. (Transportation)	1,656	91,113
Jack Henry & Associates, Inc. (Computers)	1,518	52,720
Janus Capital Group, Inc. (Diversified Financial Services)	3,450	24,944
Jefferies Group, Inc. (Diversified Financial Services)	2,760	34,610
JetBlue Airways Corp.* (Airlines)	4,140	22,811
John Wiley & Sons, Inc. (Media)	828	39,454
Jones Lang LaSalle, Inc. (Real Estate)	828	55,219

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
Kansas City Southern Industries, Inc. (Transportation)	1,932	$140,650
KB Home (Home Builders)	1,242	11,476
KBR, Inc. (Engineering & Construction)	2,622	68,801
Kemper Corp. (Insurance)	828	27,092
Kennametal, Inc. (Hand/Machine Tools)	1,380	50,922
Kirby Corp.* (Transportation)	966	50,976
Korn/Ferry International* (Commercial Services)	828	10,896
Lamar Advertising Co.—Class A* (Advertising)	1,104	33,506
Lancaster Colony Corp. (Food)	414	28,686
Landstar System, Inc. (Transportation)	828	40,911
Lender Processing Services, Inc. (Commercial Services)	1,518	37,449
Lennox International, Inc. (Building Materials)	966	42,185
Liberty Property Trust (REIT)	2,070	75,120
Life Time Fitness, Inc.* (Leisure Time)	828	37,599
LifePoint Hospitals, Inc.* (Healthcare-Services)	828	31,563
Lincare Holdings, Inc. (Healthcare-Services)	1,518	62,845
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,518	60,538
LKQ Corp.* (Distribution/Wholesale)	2,622	92,635
Louisiana-Pacific Corp.* (Building Materials)	2,484	25,635
M.D.C. Holdings, Inc. (Home Builders)	690	21,983
Mack-Cali Realty Corp. (REIT)	1,518	40,667
Manpower, Inc. (Commercial Services)	1,380	49,100
ManTech International Corp.—Class A (Software)	414	9,079
Martin Marietta Materials (Building Materials)	828	62,216
Masimo Corp.* (Healthcare-Products)	966	21,638
Matson, Inc. (Transportation)	828	20,336
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	552	16,008
MDU Resources Group, Inc. (Electric)	3,450	77,245
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,104	36,344
Mednax, Inc.* (Healthcare-Services)	828	54,756
MEMC Electronic Materials, Inc.* (Semiconductors)	4,140	7,949
Mentor Graphics Corp.* (Computers)	1,656	25,304
Mercury General Corp. (Insurance)	690	24,992
Meredith Corp. (Media)	690	22,798
Mettler Toledo International, Inc.* (Electronics)	552	85,450
Micros Systems, Inc.* (Computers)	1,518	72,469
Mine Safety Appliances Co. (Environmental Control)	552	18,945
Minerals Technologies, Inc. (Chemicals)	276	17,647
Mohawk Industries, Inc.* (Textiles)	966	64,171
Monster Worldwide, Inc.* (Commercial Services)	2,208	16,008
MSC Industrial Direct Co.—Class A (Retail)	828	56,908
MSCI, Inc.—Class A* (Software)	2,208	73,195
National Fuel Gas Co. (Gas)	1,518	74,291
National Instruments Corp. (Electronics)	1,656	42,791
National Retail Properties, Inc. (REIT)	1,932	56,994
NCR Corp.* (Computers)	2,898	67,581
NeuStar, Inc.* (Telecommunications)	1,242	43,979
New York Community Bancorp (Savings & Loans)	7,866	102,101
NewMarket Corp. (Chemicals)	138	31,723
Nordson Corp. (Machinery-Diversified)	966	49,517
Northern Oil and Gas, Inc.* (Oil & Gas)	1,104	17,399
NV Energy, Inc. (Electric)	4,278	78,245
NVR, Inc.* (Home Builders)	138	106,809
Oceaneering International, Inc. (Oil & Gas Services)	1,932	99,865
Office Depot, Inc.* (Retail)	5,106	9,089
OGE Energy Corp. (Electric)	1,794	95,279
Oil States International, Inc.* (Oil & Gas Services)	966	70,228
Old Republic International Corp. (Insurance)	4,692	37,818
Olin Corp. (Chemicals)	1,380	27,931
OMEGA Healthcare Investors, Inc. (REIT)	1,932	46,832
Omnicare, Inc. (Pharmaceuticals)	2,070	65,019
Oshkosh Truck Corp.* (Auto Manufacturers)	1,656	37,293
Owens & Minor, Inc. (Distribution/Wholesale)	1,104	31,144
Packaging Corp. of America (Packaging & Containers)	1,794	55,237
Panera Bread Co.—Class A* (Retail)	552	86,934
Parametric Technology Corp.* (Software)	2,208	47,560
Patterson-UTI Energy, Inc. (Oil & Gas)	2,760	42,725
Pentair, Inc. (Miscellaneous Manufacturing)	1,794	78,631
PetSmart, Inc. (Retail)	1,932	127,725
Plains Exploration & Production Co.* (Oil & Gas)	2,346	93,746
Plantronics, Inc. (Telecommunications)	828	27,175
PNM Resources, Inc. (Electric)	1,380	28,704
Polaris Industries, Inc. (Leisure Time)	1,242	93,349
Polycom, Inc.* (Telecommunications)	3,174	27,741
Post Holdings, Inc.* (Food)	552	16,339
Potlatch Corp. (REIT)	690	23,881
Prosperity Bancshares, Inc. (Banks)	828	33,592
Protective Life Corp. (Insurance)	1,518	42,367
PVH Corp. (Retail)	1,242	98,652
QLogic Corp.* (Semiconductors)	1,794	20,703
Quest Software, Inc.* (Software)	966	26,990
Questar Corp. (Gas)	3,174	64,591
Quicksilver Resources, Inc.* (Oil & Gas)	2,208	9,980
Rackspace Hosting, Inc.* (Internet)	1,932	84,776
RadioShack Corp. (Retail)	1,794	5,221
Ralcorp Holdings, Inc.* (Food)	966	57,641
Raymond James Financial Corp. (Diversified Financial Services)	2,070	69,593
Rayonier, Inc. (REIT)	2,208	105,300
Realty Income Corp. (REIT)	2,346	96,655
Regal-Beloit Corp. (Hand/Machine Tools)	690	44,415
Regency Centers Corp. (REIT)	1,656	79,240
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,380	185,817
Regis Corp. (Retail)	1,104	18,680
Reinsurance Group of America, Inc. (Insurance)	1,380	76,825
Reliance Steel & Aluminum Co. (Iron/Steel)	1,380	71,042
Rent-A-Center, Inc. (Commercial Services)	1,104	39,258
ResMed, Inc.* (Healthcare-Products)	2,622	82,750

See accompanying notes to the financial statements.

120 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
RF Micro Devices, Inc.* (Telecommunications)	4,968	$19,276
Riverbed Technology, Inc.* (Computers)	2,898	51,121
Rock-Tenn Co.—Class A (Packaging & Containers)	1,242	72,309
Rollins, Inc. (Commercial Services)	1,104	26,032
Rosetta Resources, Inc.* (Oil & Gas)	966	40,302
Rovi Corp.* (Semiconductors)	2,070	27,697
Royal Gold, Inc. (Mining)	1,104	83,551
RPM, Inc. (Chemicals)	2,346	62,169
Saks, Inc.* (Retail)	2,898	30,226
Scholastic Corp. (Media)	414	12,474
Scientific Games Corp.—Class A* (Entertainment)	1,104	9,340
SEI Investments Co. (Commercial Services)	2,622	55,534
Semtech Corp.* (Semiconductors)	1,242	29,671
Senior Housing Properties Trust (REIT)	3,174	72,208
Sensient Technologies Corp. (Chemicals)	966	34,245
Service Corp. International (Commercial Services)	3,864	49,652
Shaw Group, Inc.* (Engineering & Construction)	1,242	48,376
Signature Bank* (Banks)	828	53,406
Signet Jewelers, Ltd. (Retail)	1,518	66,671
Silgan Holdings, Inc. (Packaging & Containers)	828	34,122
Silicon Laboratories, Inc.* (Semiconductors)	828	30,595
Skyworks Solutions, Inc.* (Semiconductors)	3,450	99,808
SL Green Realty Corp. (REIT)	1,656	130,410
SM Energy Co. (Oil & Gas)	1,104	51,987
Smithfield Foods, Inc.* (Food)	2,898	53,613
Solarwinds, Inc.* (Software)	966	51,575
Solera Holdings, Inc. (Software)	1,242	48,500
Sonoco Products Co. (Packaging & Containers)	1,794	54,376
Sotheby’s—Class A (Commercial Services)	1,242	36,453
SPX Corp. (Miscellaneous Manufacturing)	966	58,656
StanCorp Financial Group, Inc. (Insurance)	828	24,641
Steel Dynamics, Inc. (Iron/Steel)	4,002	51,586
STERIS Corp. (Healthcare-Products)	1,104	33,264
Strayer Education, Inc. (Commercial Services)	276	20,054
Superior Energy Services, Inc.* (Oil & Gas Services)	2,898	62,800
SUPERVALU, Inc. (Food)	3,864	9,544
SVB Financial Group* (Banks)	828	47,867
Synopsys, Inc.* (Computers)	2,622	79,420
Synovus Financial Corp. (Banks)	14,214	27,007
Taubman Centers, Inc. (REIT)	1,104	85,582
TCF Financial Corp. (Banks)	2,898	29,936
Tech Data Corp.* (Electronics)	690	34,569
Techne Corp. (Healthcare-Products)	690	47,665
Teleflex, Inc. (Healthcare-Products)	690	43,981
Telephone & Data Systems, Inc. (Telecommunications)	1,794	43,469
Tellabs, Inc. (Telecommunications)	6,624	21,793
Tempur-Pedic International, Inc.* (Home Furnishings)	1,104	31,453
Terex Corp.* (Machinery-Construction & Mining)	1,932	37,674
The Brink’s Co. (Miscellaneous Manufacturing)	828	19,210
The Cheesecake Factory, Inc.* (Retail)	966	32,380
The Cooper Cos., Inc. (Healthcare-Products)	828	62,315
The Corporate Executive Board Co. (Commercial Services)	552	25,464
The Macerich Co. (REIT)	2,346	137,030
The New York Times Co.—Class A* (Media)	2,208	17,112
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	828	33,037
The Timken Co. (Metal Fabricate/Hardware)	1,518	54,952
The Valspar Corp. (Chemicals)	1,656	83,131
The Warnaco Group, Inc.* (Apparel)	690	29,435
The Wendy’s Co. (Retail)	5,382	24,703
Thor Industries, Inc. (Home Builders)	828	23,788
Thoratec Corp.* (Healthcare-Products)	1,104	37,878
Tibco Software, Inc.* (Internet)	3,036	85,281
Tidewater, Inc. (Transportation)	966	46,919
Toll Brothers, Inc.* (Home Builders)	2,622	76,484
Tootsie Roll Industries, Inc. (Food)	414	10,135
Towers Watson & Co.—Class A (Commercial Services)	966	56,637
Tractor Supply Co. (Retail)	1,242	112,861
Trimble Navigation, Ltd.* (Electronics)	2,208	97,726
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,380	38,640
Triumph Group, Inc. (Aerospace/Defense)	966	60,404
Trustmark Corp. (Banks)	1,104	26,695
Tupperware Corp. (Household Products/Wares)	966	50,638
tw telecom, Inc.* (Telecommunications)	2,760	69,359
UDR, Inc. (REIT)	4,554	121,182
UGI Corp. (Gas)	2,070	63,445
Under Armour, Inc.—Class A* (Apparel)	1,380	75,127
Unit Corp.* (Oil & Gas)	690	27,434
United Rentals, Inc.* (Commercial Services)	1,518	43,885
United Therapeutics Corp.* (Biotechnology)	966	52,917
Universal Corp. (Agriculture)	414	18,854
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,794	70,110
URS Corp. (Engineering & Construction)	1,380	48,397
UTI Worldwide, Inc. (Transportation)	1,932	25,599
Valassis Communications, Inc.* (Commercial Services)	828	18,671
Valley National Bancorp (Banks)	3,588	33,368
Valmont Industries, Inc. (Metal Fabricate/Hardware)	414	51,286
ValueClick, Inc.* (Internet)	1,518	23,848
VCA Antech, Inc.* (Pharmaceuticals)	1,518	27,628
Vectren Corp. (Gas)	1,518	45,312
VeriFone Systems, Inc.* (Software)	1,932	70,112
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,864	187,443
Vishay Intertechnology, Inc.* (Electronics)	2,622	25,879
W.R. Berkley Corp. (Insurance)	2,070	75,824
Wabtec Corp. (Machinery-Diversified)	828	65,561
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,518	44,159
Washington Federal, Inc. (Savings & Loans)	1,932	30,777
Waste Connections, Inc. (Environmental Control)	2,208	67,940

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 121

Common Stocks, continued

	Shares	Value
Watsco, Inc. (Distribution/Wholesale)	552	$37,503
Webster Financial Corp. (Banks)	1,380	28,318
Weingarten Realty Investors (REIT)	2,208	59,351
WellCare Health Plans, Inc.* (Healthcare-Services)	828	53,671
Werner Enterprises, Inc. (Transportation)	828	19,110
Westamerica Bancorp (Banks)	552	25,392
Westar Energy, Inc. (Electric)	2,346	71,694
WGL Holdings, Inc. (Gas)	966	39,075
Williams-Sonoma, Inc. (Retail)	1,794	62,342
WMS Industries, Inc.* (Leisure Time)	966	17,745
Woodward, Inc. (Electronics)	1,104	37,061
World Fuel Services Corp. (Retail)	1,242	50,289
Worthington Industries, Inc. (Metal Fabricate/Hardware)	966	20,962
Wright Express Corp.* (Commercial Services)	690	44,422
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	966	33,366
TOTAL COMMON STOCKS (Cost $12,563,072)		20,124,717

Repurchase Agreements(a)(b) (29.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $8,137,025	$8,137,000	$8,137,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,137,000)		8,137,000
TOTAL INVESTMENT SECURITIES (Cost $20,700,072)—102.1%		28,261,717
Net other assets (liabilities)—(2.1)%		(581,432)
NET ASSETS—100.0%		$27,680,285

*             Non-income producing security

(a)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,972,000.

(b)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $4,880,720)	52	$83,216

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$15,482,565	$(153,316)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	14,996,185	(137,813)
		$(291,129)

UltraMid-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$33,506	0.1%
Aerospace/Defense	225,311	0.8%
Agriculture	18,854	0.1%
Airlines	66,095	0.2%
Apparel	236,145	0.9%
Auto Manufacturers	37,293	0.1%
Banks	769,856	2.8%
Beverages	42,838	0.2%
Biotechnology	494,185	1.8%
Building Materials	194,140	0.7%
Chemicals	566,970	2.0%
Coal	27,859	0.1%
Commercial Services	1,066,799	3.9%
Computers	474,791	1.7%
Distribution/Wholesale	202,654	0.7%
Diversified Financial Services	401,207	1.4%
Electric	675,633	2.4%
Electrical Components & Equipment	393,261	1.4%
Electronics	544,798	2.0%
Engineering & Construction	217,000	0.8%
Entertainment	125,475	0.5%
Environmental Control	137,012	0.5%
Food	382,621	1.4%
Forest Products & Paper	50,963	0.2%
Gas	346,082	1.3%
Hand/Machine Tools	155,875	0.6%
Healthcare-Products	656,870	2.4%
Healthcare-Services	497,763	1.8%
Home Builders	240,540	0.9%
Home Furnishings	31,453	0.1%
Household Products/Wares	226,778	0.8%
Insurance	910,588	3.3%
Internet	394,198	1.4%
Investment Companies	28,616	0.1%
Iron/Steel	162,256	0.6%
Leisure Time	148,693	0.5%
Machinery-Construction & Mining	37,674	0.1%
Machinery-Diversified	390,700	1.4%
Media	216,678	0.8%
Metal Fabricate/Hardware	153,882	0.6%
Mining	123,483	0.4%
Miscellaneous Manufacturing	560,776	2.0%
Office Furnishings	42,203	0.2%
Oil & Gas	647,180	2.3%
Oil & Gas Services	408,776	1.5%
Packaging & Containers	239,924	0.9%
Pharmaceuticals	190,532	0.7%

See accompanying notes to the financial statements.

122 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

	Value	% of Net Assets
REIT	$2,027,962	7.3%
Real Estate	81,748	0.3%
Retail	1,478,359	5.3%
Savings & Loans	195,296	0.7%
Semiconductors	430,909	1.6%
Shipbuilding	32,284	0.1%
Software	743,281	2.7%
Telecommunications	305,374	1.1%
Textiles	64,171	0.2%
Transportation	470,023	1.7%
Trucking & Leasing	34,834	0.1%
Water	63,690	0.2%
Other**	7,555,568	27.3%
Total	$27,680,285	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 123

Common Stocks (67.4%)

	Percentage of Net Assets	Shares	Value
Actuant Corp.—Class A (Miscellaneous Manufacturing)	0.1%	1,380	$39,275
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	690	39,979
Alaska Air Group, Inc.* (Airlines)	0.1%	1,150	40,077
Align Technology, Inc.* (Healthcare-Products)	0.1%	1,150	39,054
Alkermes PLC* (Pharmaceuticals)	0.2%	2,300	42,757
ALLETE, Inc. (Electric)	0.2%	1,035	42,911
athenahealth, Inc.* (Software)	0.2%	460	42,090
Black Hills Corp. (Electric)	0.2%	1,380	43,953
Cabela’s, Inc.* (Retail)	0.2%	920	42,265
Casey’s General Stores, Inc. (Retail)	0.2%	690	41,007
Cathay Bancorp, Inc. (Banks)	0.2%	2,530	40,961
Clarcor, Inc. (Miscellaneous Manufacturing)	0.2%	920	44,482
Cleco Corp. (Electric)	0.1%	920	40,259
Cubist Pharmaceuticals, Inc.* (Biotechnology)	0.2%	1,035	44,567
Darling International, Inc.* (Environmental Control)	0.1%	2,415	39,896
Deluxe Corp. (Commercial Services)	0.1%	1,380	39,082
Dril-Quip, Inc.* (Oil & Gas Services)	0.2%	575	42,153
El Paso Electric Co. (Electric)	0.2%	1,380	46,713
Entertainment Properties Trust (REIT)	0.2%	1,035	46,741
Equity One, Inc. (REIT)	0.1%	1,840	39,910
First American Financial Corp. (Insurance)	0.1%	2,185	40,029
Genesee & Wyoming, Inc.—Class A* (Transportation)	0.2%	690	42,821
Hancock Holding Co. (Banks)	0.2%	1,495	45,568
HEALTHSOUTH Corp.* (Healthcare-Services)	0.2%	1,840	41,216
Hexcel Corp.* (Miscellaneous Manufacturing)	0.1%	1,725	40,175
HMS Holdings Corp.* (Commercial Services)	0.2%	1,495	51,443
IDACORP, Inc. (Electric)	0.1%	920	38,824
Invesco Mortgage Capital, Inc. (REIT)	0.1%	1,955	38,689
LaSalle Hotel Properties (REIT)	0.1%	1,495	39,259
NorthWestern Corp. (Electric)	0.2%	1,150	42,469
Ocwen Financial Corp.* (Diversified Financial Services)	0.2%	2,185	43,176
OMEGA Healthcare Investors, Inc. (REIT)	0.2%	2,070	50,177
Parametric Technology Corp.* (Software)	0.2%	1,955	42,111
Pharmacyclics, Inc.* (Pharmaceuticals)	0.2%	920	48,953
PNM Resources, Inc. (Electric)	0.2%	2,300	47,840
Portland General Electric Co. (Electric)	0.2%	1,610	43,840
Primerica, Inc. (Insurance)	0.2%	1,955	53,508
Prosperity Bancshares, Inc. (Banks)	0.2%	1,265	51,321
RLJ Lodging Trust (REIT)	0.1%	2,300	40,480
Seattle Genetics, Inc.* (Biotechnology)	0.1%	1,495	39,109
Six Flags Entertainment Corp. (Entertainment)	0.1%	690	39,751
Smith Corp. (Miscellaneous Manufacturing)	0.2%	1,150	56,833
Starwood Property Trust, Inc. (REIT)	0.2%	2,300	51,198
Susquehanna Bancshares, Inc. (Banks)	0.2%	3,910	41,681
Tetra Tech, Inc.* (Environmental Control)	0.2%	1,725	44,350
The Geo Group, Inc.* (Commercial Services)	0.2%	1,840	42,541
UMB Financial Corp. (Banks)	0.1%	805	38,688
United Natural Foods, Inc.* (Food)	0.2%	920	49,956
Wright Express Corp.* (Commercial Services)	0.2%	805	51,826
Other Common Stocks	59.3%	1,072,835	16,362,937
TOTAL COMMON STOCKS (Cost $15,411,323)			18,498,901

Repurchase Agreements(a)(b) (43.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $11,848,036	$11,848,000	$11,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,848,000)		11,848,000
TOTAL INVESTMENT SECURITIES (Cost $27,259,323)—110.5%		30,346,901
Net other assets (liabilities)—(10.5)%		(2,872,414)
NET ASSETS—100.0%		$27,474,487

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,104,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,759,360)	48	$120,464

See accompanying notes to the financial statements.

124 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2012

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$12,346,034	$(194,724)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,378,600	(215,125)
		$(409,849)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$6,852	NM
Aerospace/Defense	211,015	0.8%
Agriculture	84,483	0.3%
Airlines	126,813	0.5%
Apparel	196,948	0.7%
Auto Manufacturers	10,136	NM
Auto Parts & Equipment	163,661	0.6%
Banks	1,139,177	4.1%
Beverages	29,730	0.1%
Biotechnology	476,656	1.7%
Building Materials	148,830	0.5%
Chemicals	310,116	1.1%
Coal	65,221	0.2%
Commercial Services	1,315,632	5.0%
Computers	388,831	1.4%
Cosmetics/Personal Care	22,431	0.1%
Distribution/Wholesale	151,603	0.6%
Diversified Financial Services	407,212	1.5%
Electric	547,161	2.0%
Electrical Components & Equipment	185,685	0.7%
Electronics	410,424	1.5%
Energy-Alternate Sources	54,352	0.2%
Engineering & Construction	148,395	0.5%
Entertainment	188,297	0.7%
Environmental Control	124,671	0.5%
Food	413,216	1.5%
Forest Products & Paper	141,800	0.5%
Gas	204,553	0.7%
Healthcare-Products	649,405	2.4%
Healthcare-Services	282,274	1.0%
Holding Companies-Diversified	28,755	0.1%
Home Builders	75,153	0.3%
Home Furnishings	63,163	0.2%
Household Products/Wares	135,624	0.5%
Insurance	498,244	1.8%
Internet	500,779	1.8%
Investment Companies	169,928	0.6%
Iron/Steel	16,508	0.1%
Leisure Time	108,514	0.4%
Lodging	65,548	0.2%
Machinery-Construction & Mining	13,432	NM
Machinery-Diversified	293,177	1.1%
Media	107,909	0.4%
Metal Fabricate/Hardware	171,077	0.6%
Mining	147,684	0.5%
Miscellaneous Manufacturing	441,372	1.6%
Office Furnishings	100,713	0.4%
Oil & Gas	589,870	2.1%
Oil & Gas Services	298,630	1.1%
Packaging & Containers	14,812	0.1%
Pharmaceuticals	747,497	2.7%
Pipelines	27,137	0.1%
Private Equity	25,883	0.1%
REIT	1,420,558	5.3%
Real Estate	24,743	0.1%
Retail	1,138,663	4.1%
Savings & Loans	176,646	0.6%
Semiconductors	636,333	2.3%
Software	759,956	2.8%
Storage/Warehousing	24,033	0.1%
Telecommunications	585,221	2.1%
Textiles	14,403	0.1%
Toys/Games/Hobbies	34,800	0.1%
Transportation	332,694	1.2%
Trucking & Leasing	59,674	0.2%
Water	44,188	0.2%
Other**	8,975,586	32.6%
Total	$27,474,487	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 125

Common Stocks (66.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	6,030	$550,117
Alcoa, Inc. (Mining)	6,030	51,074
American Express Co. (Diversified Financial Services)	6,030	347,991
AT&T, Inc. (Telecommunications)	6,030	228,658
Bank of America Corp. (Banks)	6,030	44,260
Boeing Co. (Aerospace/Defense)	6,030	445,677
Caterpillar, Inc. (Machinery-Construction & Mining)	6,030	507,786
Chevron Corp. (Oil & Gas)	6,030	660,767
Cisco Systems, Inc. (Telecommunications)	6,030	96,179
Coca-Cola Co. (Beverages)	6,030	487,224
E.I. du Pont de Nemours & Co. (Chemicals)	6,030	299,691
Exxon Mobil Corp. (Oil & Gas)	6,030	523,706
General Electric Co. (Miscellaneous Manufacturing)	6,030	125,123
Hewlett-Packard Co. (Computers)	6,030	109,987
Intel Corp. (Semiconductors)	6,030	154,971
International Business Machines Corp. (Computers)	6,030	1,181,760
J.P. Morgan Chase & Co. (Banks)	6,030	217,080
Johnson & Johnson (Healthcare-Products)	6,030	417,397
Kraft Foods, Inc.—Class A (Food)	6,030	239,451
McDonald’s Corp. (Retail)	6,030	538,841
Merck & Co., Inc. (Pharmaceuticals)	6,030	266,345
Microsoft Corp. (Software)	6,030	177,704
Pfizer, Inc. (Pharmaceuticals)	6,030	144,961
Procter & Gamble Co. (Cosmetics/ Personal Care)	6,030	389,176
The Home Depot, Inc. (Retail)	6,030	314,645
The Travelers Cos., Inc. (Insurance)	6,030	377,780
United Technologies Corp. (Aerospace/Defense)	6,030	448,873
Verizon Communications, Inc. (Telecommunications)	6,030	272,194
Wal-Mart Stores, Inc. (Retail)	6,030	448,813
Walt Disney Co. (Media)	6,030	296,314
TOTAL COMMON STOCKS (Cost $6,606,312)		10,364,545

Repurchase Agreements(a)(b) (32.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $5,122,016	$5,122,000	$5,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,122,000)		5,122,000
TOTAL INVESTMENT SECURITIES (Cost $11,728,312)—98.9%		15,486,545
Net other assets (liabilities)—1.1%		178,101
NET ASSETS—100.0%		$15,664,646

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,266,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,172,750)	49	$106,864

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$11,621,359	$(60,377)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	6,171,956	(31,663)
		$(92,040)

UltraDow 30 ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$894,550	5.7%
Banks	261,340	1.7%
Beverages	487,224	3.1%
Chemicals	299,691	1.9%
Computers	1,291,747	8.2%
Cosmetics/Personal Care	389,176	2.5%
Diversified Financial Services	347,991	2.2%
Food	239,451	1.5%
Healthcare-Products	417,397	2.7%
Insurance	377,780	2.4%
Machinery-Construction & Mining	507,786	3.2%
Media	296,314	1.9%
Mining	51,074	0.3%
Miscellaneous Manufacturing	675,240	4.3%
Oil & Gas	1,184,473	7.6%
Pharmaceuticals	411,306	2.6%
Retail	1,302,299	8.5%
Semiconductors	154,971	1.0%
Software	177,704	1.1%
Telecommunications	597,031	3.8%
Other**	5,300,101	33.8%
Total	$15,664,646	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (68.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	32,604	$392,226
Adobe Systems, Inc.* (Software)	14,586	450,416
Akamai Technologies, Inc.* (Internet)	5,291	186,137
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,577	584,748
Altera Corp. (Semiconductors)	9,438	334,577
Amazon.com, Inc.* (Internet)	13,156	3,069,295
Amgen, Inc. (Biotechnology)	22,737	1,878,076
Apollo Group, Inc.—Class A* (Commercial Services)	3,575	97,240
Apple Computer, Inc.* (Computers)	27,456	16,769,027
Applied Materials, Inc. (Semiconductors)	37,609	409,562
Autodesk, Inc.* (Software)	6,721	227,976
Automatic Data Processing, Inc. (Commercial Services)	14,300	808,665
Avago Technologies, Ltd. (Semiconductors)	7,150	264,550
Baidu, Inc.ADR* (Internet)	8,008	965,124
Bed Bath & Beyond, Inc.* (Retail)	6,864	418,361
Biogen Idec, Inc.* (Biotechnology)	7,007	1,021,831
BMC Software, Inc.* (Software)	4,719	186,872
Broadcom Corp.—Class A (Semiconductors)	14,586	494,174
C.H. Robinson Worldwide, Inc. (Transportation)	4,719	249,399
CA, Inc. (Software)	13,871	333,875
Celgene Corp.* (Biotechnology)	12,870	881,080
Cerner Corp.* (Software)	5,005	369,970
Check Point Software Technologies, Ltd.* (Software)	6,006	291,711
Cisco Systems, Inc. (Telecommunications)	156,871	2,502,092
Citrix Systems, Inc.* (Software)	5,434	394,943
Cognizant Technology Solutions Corp.* (Computers)	8,866	503,323
Comcast Corp.—Class A (Media)	61,776	2,010,809
Costco Wholesale Corp. (Retail)	12,727	1,224,083
Dell, Inc.* (Computers)	51,194	608,185
DENTSPLY International, Inc. (Healthcare-Products)	4,147	150,702
DIRECTV—Class A* (Media)	19,162	951,585
Dollar Tree, Inc.* (Retail)	6,864	345,534
eBay, Inc.* (Internet)	37,895	1,678,748
Electronic Arts, Inc.* (Software)	9,295	102,431
Expedia, Inc. (Internet)	3,289	187,440
Expeditors International of Washington, Inc. (Transportation)	6,292	223,806
Express Scripts Holding Co.* (Pharmaceuticals)	23,595	1,367,094
F5 Networks, Inc.* (Internet)	2,288	213,653
Fastenal Co. (Distribution/Wholesale)	8,723	376,136
Fiserv, Inc.* (Software)	4,004	280,801
Flextronics International, Ltd.* (Electronics)	19,734	126,495
Fossil, Inc.* (Distribution/Wholesale)	1,859	133,272
Garmin, Ltd. (Electronics)	6,149	237,413
Gilead Sciences, Inc.* (Biotechnology)	22,165	1,204,224
Google, Inc.—Class A* (Internet)	7,579	4,797,280
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,576	83,558
Henry Schein, Inc.* (Healthcare-Products)	2,574	192,561
Infosys Technologies, Ltd.ADR (Computers)	2,288	90,559
Intel Corp. (Semiconductors)	147,433	3,789,028
Intuit, Inc. (Software)	8,580	497,812
Intuitive Surgical, Inc.* (Healthcare-Products)	1,144	550,836
KLA-Tencor Corp. (Semiconductors)	4,862	247,524
Kraft Foods, Inc.—Class A (Food)	50,765	2,015,878
Lam Research Corp.* (Semiconductors)	3,575	123,016
Liberty Media Holding Corp.—Interactive Series A* (Internet)	15,587	291,945
Life Technologies Corp.* (Biotechnology)	5,291	232,169
Linear Technology Corp. (Semiconductors)	6,721	216,752
Marvell Technology Group, Ltd. (Semiconductors)	16,731	188,391
Mattel, Inc. (Toys/Games/Hobbies)	10,010	352,052
Maxim Integrated Products, Inc. (Semiconductors)	8,580	233,633
Microchip Technology, Inc. (Semiconductors)	5,720	190,934
Micron Technology, Inc.* (Semiconductors)	29,029	180,270
Microsoft Corp. (Software)	246,103	7,252,655
Monster Beverage Corp.* (Beverages)	5,148	342,188
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,584	289,810
NetApp, Inc.* (Computers)	10,582	345,714
Netflix, Inc.* (Internet)	1,573	89,425
News Corp.—Class A (Media)	47,476	1,092,898
Nuance Communications, Inc.* (Software)	9,009	183,333
NVIDIA Corp.* (Semiconductors)	18,161	245,900
O’Reilly Automotive, Inc.* (Retail)	3,718	318,781
Oracle Corp. (Software)	145,717	4,400,653
PACCAR, Inc. (Auto Manufacturers)	10,439	417,664
Paychex, Inc. (Commercial Services)	10,582	345,926
Perrigo Co. (Pharmaceuticals)	2,717	309,792
Priceline.com, Inc.* (Internet)	1,430	946,288
Qualcomm, Inc. (Telecommunications)	50,193	2,995,518
Randgold Resources, Ltd.ADR (Mining)	1,573	140,752
Research In Motion, Ltd.* (Computers)	15,158	108,380
Ross Stores, Inc. (Retail)	6,578	437,042
SanDisk Corp.* (Computers)	7,150	294,079
Seagate Technology PLC (Computers)	12,441	373,479
Sears Holdings Corp.* (Retail)	3,146	155,696
Sigma-Aldrich Corp. (Chemicals)	3,575	247,390
Sirius XM Radio, Inc.* (Media)	111,397	240,618
Staples, Inc. (Retail)	20,163	256,877
Starbucks Corp. (Retail)	22,165	1,003,631
Stericycle, Inc.* (Environmental Control)	2,431	225,718
Symantec Corp.* (Internet)	21,164	333,333
Texas Instruments, Inc. (Semiconductors)	33,462	911,505
VeriSign, Inc.* (Internet)	4,576	203,266
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,149	298,288
Viacom, Inc.—Class B (Media)	14,014	654,594
Virgin Media, Inc. (Telecommunications)	8,151	223,174
Vodafone Group PLCADR (Telecommunications)	26,884	772,915
Warner Chilcott PLC—Class A* (Pharmaceuticals)	7,293	123,981
Whole Foods Market, Inc. (Food)	5,434	498,733
Wynn Resorts, Ltd. (Lodging)	3,003	281,531
Xilinx, Inc. (Semiconductors)	7,722	250,193
Yahoo!, Inc.* (Internet)	35,750	566,280
TOTAL COMMON STOCKS (Cost $39,067,537)		87,959,859

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 127

Repurchase Agreements(a)(b) (32.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $40,980,126	$40,980,000	$40,980,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,980,000)		40,980,000
TOTAL INVESTMENT SECURITIES (Cost $80,047,537)—100.7%		128,939,859
Net other assets (liabilities)—(0.7)%		(864,535)
NET ASSETS—100.0%		$128,075,324

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $20,261,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $23,251,725)	441	$764,900

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$64,079,113	$(105,332)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	81,497,090	(140,173)
		$(245,505)

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$417,664	0.3%
Beverages	425,746	0.3%
Biotechnology	6,100,416	4.8%
Chemicals	247,390	0.2%
Commercial Services	1,251,831	1.0%
Computers	19,092,746	14.8%
Distribution/Wholesale	509,408	0.4%
Electronics	363,908	0.3%
Environmental Control	225,718	0.2%
Food	2,514,611	2.0%
Healthcare-Products	894,099	0.7%
Internet	13,528,214	10.6%
Lodging	281,531	0.2%
Media	4,950,504	3.9%
Mining	140,752	0.1%
Pharmaceuticals	2,090,677	1.6%
Retail	4,160,005	3.2%
Semiconductors	8,080,009	6.3%
Software	15,365,674	12.0%
Telecommunications	6,493,699	5.1%
Toys/Games/Hobbies	352,052	0.3%
Transportation	473,205	0.4%
Other**	40,115,465	31.3%
Total	$128,075,324	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $31,004,095	$31,004,000	$31,004,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,004,000)		31,004,000
TOTAL INVESTMENT SECURITIES (Cost $31,004,000)—102.0%		31,004,000
Net other assets (liabilities)—(2.0)%		(608,099)
NET ASSETS—100.0%		$30,395,901

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $7,828,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$37,208,550	$(314,489)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	23,627,091	(203,938)
		$(518,427)

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 129

Common Stocks (57.0%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	27,664	$105,400
America Movil S.A.B. de C.V.ADR (Telecommunications)	46,816	1,249,519
AngloGold Ashanti, Ltd.ADR (Mining)	9,842	334,726
Baidu, Inc.ADR* (Internet)	3,458	416,758
Bancolombia S.A.ADR (Banks)	2,128	131,596
BRF-Brazil Foods S.A.ADR (Food)	17,024	244,805
Cemex S.A.B. de C.V.ADR* (Building Materials)	27,132	188,839
China Life Insurance Co., Ltd.ADR (Insurance)	12,768	526,425
China Mobile, Ltd.ADR (Telecommunications)	26,866	1,561,452
China Petroleum and Chemical Corp.ADR (Oil & Gas)	4,256	382,912
China Telecom Corp., Ltd.ADR (Telecommunications)	3,458	179,920
China Unicom, Ltd.ADR (Telecommunications)	12,236	178,768
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	9,842	292,012
CNOOC, Ltd.ADR (Oil & Gas)	3,990	799,197
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	6,118	189,536
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	20,216	104,719
Compania de Minas Buenaventura S.A.ADR (Mining)	4,788	174,379
Ecopetrol S.A.ADR (Oil & Gas)	5,320	304,464
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,926	146,271
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,788	408,991
Gold Fields, Ltd.ADR (Mining)	18,620	240,198
Grupo Televisa S.A.ADR (Media)	14,364	327,356
HDFC Bank, Ltd.ADR (Banks)	9,842	333,742
ICICI Bank, Ltd.ADR (Banks)	7,182	248,641
Infosys Technologies, Ltd.ADR (Computers)	12,236	484,301
KB Financial Group, Inc.ADR (Diversified Financial Services)	9,310	291,682
Korea Electric Power Corp.ADR* (Electric)	13,566	149,904
Mobile TeleSystemsADR (Telecommunications)	13,300	252,035
PetroChina Co., Ltd.ADR (Oil & Gas)	5,320	664,681
Petroleo Brasileiro S.A.ADR (Oil & Gas)	42,294	830,231
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,128	138,958
POSCOADR (Iron/Steel)	6,916	550,030
PT Telekomunikasi IndonesiaADR (Telecommunications)	6,384	247,891
Sasol, Ltd.ADR (Oil & Gas)	12,768	529,744
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	5,586	354,990
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	2,394	143,472
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	125,286	1,750,245
Tim Participacoes S.A.ADR (Telecommunications)	4,788	101,266
Ultrapar Participacoes S.A.ADR (Chemicals)	10,640	249,082
United Microelectronics Corp.ADR (Semiconductors)	64,106	139,110
Vale S.A.ADR (Mining)	33,516	604,964
TOTAL COMMON STOCKS (Cost $13,632,655)		16,553,212

Preferred Stocks (17.8%)

Banco Bradesco S.A.ADR (Banks)	49,210	754,881
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	3,724	152,274
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	20,482	789,581
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	12,236	232,606
Gerdau S.A.ADR (Iron/Steel)	22,876	208,172
Itau Unibanco Holding S.A.ADR (Banks)	57,456	908,379
Petroleo Brasileiro S.A.ADR (Oil & Gas)	54,796	1,042,768
Telefonica Brasil S.A.ADR (Telecommunications)	7,448	173,911
Vale S.A.ADR (Mining)	52,402	929,088
TOTAL PREFERRED STOCKS (Cost $4,422,191)		5,191,660

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $7,685,024	$7,685,000	$7,685,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,685,000)		7,685,000
TOTAL INVESTMENT SECURITIES (Cost $25,739,846)—101.3%		29,429,872
Net other assets (liabilities)—(1.3)%		(376,424)
NET ASSETS—100.0%		$29,053,448

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $4,285,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$15,426,668	$(163,748)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	20,895,229	(185,327)
		$(349,075)

See accompanying notes to the financial statements.

130 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2012

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Banks	$2,377,239	8.2%
Beverages	1,388,108	4.8%
Building Materials	188,839	0.6%
Chemicals	392,554	1.4%
Computers	484,301	1.7%
Diversified Financial Services	646,672	2.2%
Electric	528,781	1.8%
Food	397,079	1.4%
Insurance	526,425	1.8%
Internet	416,758	1.4%
Iron/Steel	862,921	3.0%
Media	327,356	1.1%
Mining	2,283,355	7.9%
Oil & Gas	4,553,997	15.5%
Semiconductors	1,994,755	6.9%
Telecommunications	4,375,732	15.1%
Other**	7,308,576	25.2%
Total	$29,053,448	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2012:

	Value	% of Net Assets
Brazil	$7,516,263	25.9%
Chile	289,743	1.0%
China	4,710,113	16.1%
Colombia	436,060	1.5%
India	1,066,684	3.7%
Indonesia	247,891	0.9%
Mexico	2,174,705	7.4%
Peru	174,379	0.6%
Philippines	138,958	0.5%
South Korea	1,346,606	4.6%
Russia	252,035	0.9%
South Africa	1,104,668	3.8%
Taiwan	2,286,767	7.9%
Other**	7,308,576	25.2%
Total	$29,053,448	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 131

Common Stocks (44.4%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	18,518	$494,245
Banco De ChileADR (Banks)	3,290	281,098
Banco Santander Brasil S.A.ADR (Banks)	35,062	267,523
Banco Santander Chile S.A.ADR (Banks)	3,948	296,732
Bancolombia S.A.ADR (Banks)	5,640	348,778
BRF-Brazil Foods S.A.ADR (Food)	37,976	546,095
Cemex S.A.B. de C.V.ADR* (Building Materials)	20,398	141,970
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,128	125,422
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	12,032	372,751
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	3,196	269,742
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	32,524	168,474
Compania de Minas Buenaventura S.A.ADR (Mining)	9,682	352,619
Ecopetrol S.A.ADR (Oil & Gas)	10,152	580,999
Embraer S.A.ADR (Aerospace/Defense)	6,956	176,543
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,264	263,147
Enersis S.A.ADR (Electric)	12,502	206,908
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	7,426	634,329
Grupo Televisa S.A.ADR (Media)	20,116	458,444
Lan Airlines S.A.ADR (Airlines)	15,322	376,768
Oi S.A.ADR (Telecommunications)	18,330	272,201
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,532	697,493
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,794	287,304
Tim Participacoes S.A.ADR (Telecommunications)	7,614	161,036
Ultrapar Participacoes S.A.ADR (Chemicals)	23,594	552,336
Vale S.A.ADR (Mining)	37,224	671,893
TOTAL COMMON STOCKS (Cost $6,295,779)		9,004,850

Preferred Stocks (27.5%)

Banco Bradesco S.A.ADR (Banks)	34,498	529,199
Centrais Eletricas Brasileiras S.A.—Class BADR (Electric)	10,716	103,410
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	9,494	388,210
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	27,824	1,072,615
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	21,996	418,144
Gerdau S.A.ADR (Iron/Steel)	36,848	335,317
Itau Unibanco Holding S.A.ADR (Banks)	34,310	542,441
Petroleo Brasileiro S.A.ADR (Oil & Gas)	45,966	874,733
Telefonica Brasil S.A.ADR (Telecommunications)	11,938	278,752
Vale S.A.ADR (Mining)	57,622	1,021,638
TOTAL PREFERRED STOCKS (Cost $3,473,066)		5,564,459

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $6,017,018	$6,017,000	$6,017,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,017,000)		6,017,000
TOTAL INVESTMENT SECURITIES (Cost $15,785,845)—101.6%		20,586,309
Net other assets (liabilities)—(1.6)%		(329,850)
NET ASSETS—100.0%		$20,256,459

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,318,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$14,884,437	$(264,894)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	11,040,701	(205,477)
		$(470,371)

UltraLatin America ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$176,543	0.9%
Airlines	376,768	1.9%
Banks	2,265,771	11.1%
Beverages	2,205,117	10.9%
Building Materials	141,970	0.7%
Chemicals	839,640	4.1%
Electric	991,609	4.9%
Food	934,305	4.6%
Iron/Steel	503,791	2.5%
Media	458,444	2.3%
Mining	2,046,150	10.1%
Oil & Gas	2,153,225	10.6%
Telecommunications	1,206,234	6.0%
Water	269,742	1.3%
Other**	5,687,150	28.1%
Total	$20,256,459	100.0%

See accompanying notes to the financial statements.

132 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2012

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2012:

	Value	% of Net Assets
Brazil	$9,720,546	48.0%
Chile	1,711,957	8.5%
Colombia	929,777	4.6%
Mexico	1,854,410	9.1%
Peru	352,619	1.7%
Other**	5,687,150	28.1%
Total	$20,256,459	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 133

Common Stocks (76.7%)

	Shares	Value
51job, Inc.ADR* (Commercial Services)	2,425	$84,026
Aluminum Corp. of China, Ltd.ADR* (Mining)	20,661	211,362
AutoNavi Holdings, Ltd.ADR* (Software)	7,954	98,391
Baidu, Inc.ADR* (Internet)	5,238	631,284
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	7,663	133,030
China Life Insurance Co., Ltd.ADR (Insurance)	19,012	783,865
China Mobile, Ltd.ADR (Telecommunications)	21,631	1,257,194
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,790	610,896
China Southern Airlines Co., Ltd.ADR (Airlines)	6,111	150,942
China Telecom Corp., Ltd.ADR (Telecommunications)	9,409	489,550
China Unicom, Ltd.ADR (Telecommunications)	31,428	459,163
CNOOC, Ltd.ADR (Oil & Gas)	4,462	893,739
Ctrip.com International, Ltd.ADR* (Internet)	14,550	181,584
E-Commerce China Dangdang, Inc.ADR* (Internet)	16,393	82,621
E-House China Holdings, Ltd.ADR (Real Estate)	19,109	90,003
Focus Media Holding, Ltd.ADR (Advertising)	10,961	216,808
Giant Interactive Group, Inc.ADR (Internet)	25,899	116,804
Guangshen Railway Co., Ltd.ADR (Transportation)	6,984	110,696
hiSoft Technology International, Ltd.ADR* (Software)	7,857	88,627
Huaneng Power International, Inc.ADR (Electric)	8,924	254,959
Melco Crown Entertainment, Ltd.ADR* (Lodging)	20,758	209,241
Mindray Medical International, Ltd.ADR (Healthcare-Products)	8,924	265,935
Netease.com, Inc.ADR* (Internet)	5,723	302,232
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	11,640	132,929
Perfect World Co., Ltd.ADR (Internet)	10,573	101,818
PetroChina Co., Ltd.ADR (Oil & Gas)	6,305	787,747
Renren, Inc.ADR* (Internet)	29,682	111,307
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	78,861	142,738
Shanda Games, Ltd.ADR (Software)	23,377	79,949
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,753	127,143
Spreadtrum Communications, Inc.ADR (Electronics)	7,760	140,301
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	18,527	87,447
VanceInfo Technologies, Inc.ADR* (Computers)	10,767	102,394
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	11,834	159,996
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	18,818	279,824
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	33,465	53,544
Youku.com, Inc.ADR* (Internet)	8,924	151,797
TOTAL COMMON STOCKS (Cost $8,124,445)		10,181,886

Repurchase Agreements(a)(b) (28.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $3,811,012	$3,811,000	$3,811,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,811,000)		3,811,000
TOTAL INVESTMENT SECURITIES (Cost $11,935,445)—105.4%		13,992,886
Net other assets (liabilities)—(5.4)%		(714,842)
NET ASSETS—100.0%		$13,278,044

*                                         Non-income producing security

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,489,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$6,498,929	$(60,359)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	9,871,220	(111,093)
		$(171,452)

UltraChina ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$216,808	1.6%
Airlines	283,972	2.1%
Biotechnology	159,996	1.2%
Chemicals	127,143	1.0%
Coal	279,824	2.1%
Commercial Services	216,955	1.6%
Computers	102,394	0.8%
Electric	254,959	1.9%
Electrical Components & Equipment	53,544	0.4%
Electronics	140,301	1.1%
Energy-Alternate Sources	87,447	0.7%
Healthcare-Products	265,935	2.0%
Insurance	783,865	5.9%
Internet	1,679,447	12.6%
Lodging	209,241	1.6%
Mining	211,362	1.6%
Oil & Gas	2,292,382	17.3%
Real Estate	90,003	0.7%

See accompanying notes to the financial statements.

134 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2012

	Value	% of Net Assets
Semiconductors	$142,738	1.1%
Software	266,967	2.0%
Telecommunications	2,205,907	16.6%
Transportation	110,696	0.8%
Other**	3,096,158	23.3%
Total	$13,278,044	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2012:

	Value	% of Net Assets
China	$10,181,886	76.7%
Other**	3,096,158	23.3%
Total	$13,278,044	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 135

Repurchase Agreements(a)(b) (93.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $11,521,035	$11,521,000	$11,521,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,521,000)		11,521,000
TOTAL INVESTMENT SECURITIES (Cost $11,521,000)—93.4%		11,521,000
Net other assets (liabilities)—6.6%		815,102
NET ASSETS—100.0%		$12,336,102

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $200,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/14/12 (Underlying notional amount at value $22,945,650)	533	$568,569

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$1,762,416	$(16,792)

See accompanying notes to the financial statements.

136 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (98.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $38,304,118	$38,304,000	$38,304,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,304,000)		38,304,000
TOTAL INVESTMENT SECURITIES (Cost $38,304,000)—98.5%		38,304,000
Net other assets (liabilities)—1.5%		564,508
NET ASSETS—100.0%		$38,868,508

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,238,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $7,830,375)	114	$(359,579)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(15,984,993)	$75,222
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(14,902,407)	71,062
		$146,284

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 137

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $7,861,024	$7,861,000	$7,861,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,861,000)		7,861,000
TOTAL INVESTMENT SECURITIES (Cost $7,861,000)—97.4%		7,861,000
Net other assets (liabilities)—2.6%		208,255
NET ASSETS—100.0%		$8,069,255

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $746,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,331,440)	17	$38,156

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(4,627,460)	$52,800
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,054,958)	66,457
		$119,257

See accompanying notes to the financial statements.

138 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,095,013	$4,095,000	$4,095,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,095,000)		4,095,000
TOTAL INVESTMENT SECURITIES (Cost $4,095,000)—101.2%		4,095,000
Net other assets (liabilities)—(1.2)%		(48,643)
NET ASSETS—100.0%		$4,046,357

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $494,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $632,700)	12	$1,562

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,667,679)	$5,309
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(750,342)	1,305
		$6,614

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 139

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $28,271,087	$28,271,000	$28,271,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,271,000)		28,271,000
TOTAL INVESTMENT SECURITIES (Cost $28,271,000)—97.1%		28,271,000
Net other assets (liabilities)—2.9%		831,459
NET ASSETS—100.0%		$29,102,459

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $8,407,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $6,319,250)	92	$(256,167)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(25,945,226)	$122,339
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(26,037,469)	125,449
		$247,788

See accompanying notes to the financial statements.

140 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (105.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $3,221,010	$3,221,000	$3,221,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,221,000)		3,221,000
TOTAL INVESTMENT SECURITIES (Cost $3,221,000)—105.2%		3,221,000
Net other assets (liabilities)—(5.2)%		(158,953)
NET ASSETS—100.0%		$3,062,047

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,272,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $657,020)	7	$1,087

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(2,358,240)	$25,179
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(3,114,418)	28,429
		$53,608

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 141

Repurchase Agreements(a)(b) (90.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $14,588,045	$14,588,000	$14,588,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,588,000)		14,588,000
TOTAL INVESTMENT SECURITIES (Cost $14,588,000)—90.0%		14,588,000
Net other assets (liabilities)—10.0%		1,616,861
NET ASSETS—100.0%		$16,204,861

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $4,028,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,211,120)	41	$63,791

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(18,911,872)	$195,047
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(10,124,884)	110,955
		$306,002

See accompanying notes to the financial statements.

142 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $6,006,018	$6,006,000	$6,006,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,006,000)		6,006,000
TOTAL INVESTMENT SECURITIES (Cost $6,006,000)—102.8%		6,006,000
Net other assets (liabilities)—(2.8)%		(164,991)
NET ASSETS—100.0%		$5,841,009

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,676,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,100,750)	17	$(28,156)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(9,072,422)	$46,812
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(1,492,495)	9,623
		$56,435

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 143

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $17,632,054	$17,632,000	$17,632,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,632,000)		17,632,000
TOTAL INVESTMENT SECURITIES (Cost $17,632,000)—99.6%		17,632,000
Net other assets (liabilities)—0.4%		76,273
NET ASSETS—100.0%		$17,708,273

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $4,691,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $2,847,150)	54	$14,227

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(22,931,474)	$35,691
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(9,605,286)	15,989
		$51,680

See accompanying notes to the financial statements.

144 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (104.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $17,888,055	$17,888,000	$17,888,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,888,000)		17,888,000
TOTAL INVESTMENT SECURITIES (Cost $17,888,000)—104.1%		17,888,000
Net other assets (liabilities)—(4.1)%		(710,504)
NET ASSETS—100.0%		$17,177,496

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,402,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(21,041,384)	$173,956
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(13,329,991)	121,163
		$295,119

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 145

Repurchase Agreements(a)(b) (91.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $8,135,025	$8,135,000	$8,135,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,135,000)		8,135,000
TOTAL INVESTMENT SECURITIES (Cost $8,135,000)—91.2%		8,135,000
Net other assets (liabilities)—8.8%		789,547
NET ASSETS—100.0%		$8,924,547

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,311,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(5,389,637)	$72,101
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(12,468,940)	117,067
		$189,168

See accompanying notes to the financial statements.

146 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $5,110,016	$5,110,000	$5,110,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,110,000)		5,110,000
TOTAL INVESTMENT SECURITIES (Cost $5,110,000)—100.0%		5,110,000
Net other assets (liabilities)—NM		2,302
NET ASSETS—100.0%		$5,112,302

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,972,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                     Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(5,288,471)	$92,536
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(4,959,232)	84,024
		$176,560

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 147

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,305,013	$4,305,000	$4,305,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,305,000)		4,305,000
TOTAL INVESTMENT SECURITIES (Cost $4,305,000)—95.7%		4,305,000
Net other assets (liabilities)—4.3%		195,328
NET ASSETS—100.0%		$4,500,328

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,679,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(5,794,415)	$62,720
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(3,223,943)	31,843
		$94,563

See accompanying notes to the financial statements.

148 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (82.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $1,829,006	$1,829,000	$1,829,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,829,000)		1,829,000
TOTAL INVESTMENT SECURITIES (Cost $1,829,000)—82.8%		1,829,000
Net other assets (liabilities)—17.2%		379,132
NET ASSETS—100.0%		$2,208,132

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $80,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/14/12 (Underlying notional amount at value $4,003,650)	93	$102,806

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(404,129)	$3,828

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 149

Common Stocks (62.9%)

	Shares	Value
Associated Banc-Corp. (Banks)	2,240	$27,978
Astoria Financial Corp. (Savings & Loans)	1,120	10,550
BancorpSouth, Inc. (Banks)	960	13,910
Bank of America Corp. (Banks)	136,960	1,005,286
Bank of Hawaii Corp. (Banks)	640	29,894
BB&T Corp. (Banks)	8,800	276,056
BOK Financial Corp. (Banks)	320	18,077
CapitalSource, Inc. (Banks)	3,520	23,056
Capitol Federal Financial, Inc. (Savings & Loans)	2,080	24,378
Cathay Bancorp, Inc. (Banks)	960	15,542
Citigroup, Inc. (Banks)	37,440	1,015,747
City National Corp. (Banks)	640	31,539
Comerica, Inc. (Banks)	2,560	77,338
Commerce Bancshares, Inc. (Banks)	1,120	44,106
Cullen/Frost Bankers, Inc. (Banks)	800	44,248
East West Bancorp, Inc. (Banks)	1,920	41,856
F.N.B. Corp. (Banks)	1,760	19,149
Fifth Third Bancorp (Banks)	11,680	161,417
First Financial Bankshares, Inc. (Banks)	480	16,558
First Horizon National Corp. (Banks)	3,200	26,339
First Midwest Bancorp, Inc. (Banks)	960	10,848
First Niagara Financial Group, Inc. (Savings & Loans)	4,480	33,958
First Republic Bank (Banks)	960	31,229
FirstMerit Corp. (Banks)	1,440	23,328
Fulton Financial Corp. (Banks)	2,560	23,526
Glacier Bancorp, Inc. (Banks)	960	14,563
Hancock Holding Co. (Banks)	960	29,261
Hudson City Bancorp, Inc. (Savings & Loans)	6,240	39,624
Huntington Bancshares, Inc. (Banks)	11,040	68,614
IBERIABANK Corp. (Banks)	320	14,986
International Bancshares Corp. (Banks)	800	14,664
J.P. Morgan Chase & Co. (Banks)	48,480	1,745,280
KeyCorp (Banks)	12,160	97,037
M&T Bank Corp. (Banks)	1,600	137,344
MB Financial, Inc. (Banks)	640	12,922
National Penn Bancshares, Inc. (Banks)	1,600	14,144
New York Community Bancorp (Savings & Loans)	5,600	72,688
Old National Bancorp (Banks)	1,280	15,667
PacWest Bancorp (Banks)	480	10,997
Park National Corp. (Banks)	160	10,838
People’s United Financial, Inc. (Savings & Loans)	4,480	51,341
PNC Financial Services Group (Banks)	6,720	397,152
Popular, Inc.* (Banks)	1,280	19,290
PrivateBancorp, Inc. (Banks)	800	12,256
Prosperity Bancshares, Inc. (Banks)	640	25,965
Provident Financial Services, Inc. (Savings & Loans)	800	12,184
Regions Financial Corp. (Banks)	17,920	124,723
Signature Bank* (Banks)	640	41,280
SunTrust Banks, Inc. (Banks)	6,880	162,712
Susquehanna Bancshares, Inc. (Banks)	2,400	25,584
SVB Financial Group* (Banks)	640	36,998
Synovus Financial Corp. (Banks)	9,280	17,632
TCF Financial Corp. (Banks)	1,920	19,834
TFS Financial Corp.* (Savings & Loans)	1,120	10,539
Trustmark Corp. (Banks)	800	19,344
U.S. Bancorp (Banks)	24,480	820,080
UMB Financial Corp. (Banks)	480	23,069
Umpqua Holdings Corp. (Banks)	1,440	17,971
United Bankshares, Inc. (Banks)	640	14,912
Valley National Bancorp (Banks)	2,560	23,808
Washington Federal, Inc. (Savings & Loans)	1,440	22,939
Webster Financial Corp. (Banks)	960	19,699
Wells Fargo & Co. (Banks)	63,680	2,153,021
Westamerica Bancorp (Banks)	320	14,720
Wintrust Financial Corp. (Banks)	480	17,621
Zions Bancorp (Banks)	2,400	43,680
TOTAL COMMON STOCKS (Cost $5,790,907)		9,492,896

Repurchase Agreements(a)(b) (35.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $5,415,017	$5,415,000	$5,415,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,415,000)		5,415,000
TOTAL INVESTMENT SECURITIES (Cost $11,205,907)—98.7%		14,907,896
Net other assets (liabilities)—1.3%		202,383
NET ASSETS—100.0%		$15,110,279

*                             Non-income producing security

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,871,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$7,064,263	$406,614
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	6,216,161	164,267
		$570,881

Banks UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Banks	$9,214,695	61.1%
Savings & Loans	278,201	1.8%
Other**	5,617,383	37.1%
Total	$15,110,279	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

150 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (57.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,158	$334,428
Airgas, Inc. (Chemicals)	1,386	109,938
AK Steel Holding Corp. (Iron/Steel)	2,268	12,066
Albemarle Corp. (Chemicals)	1,890	110,036
Alcoa, Inc. (Mining)	22,239	188,364
Allegheny Technologies, Inc. (Iron/Steel)	2,205	66,216
Allied Nevada Gold Corp.* (Mining)	1,701	43,971
Alpha Natural Resources, Inc.* (Coal)	4,599	32,239
Arch Coal, Inc. (Coal)	4,473	32,250
Ashland, Inc. (Chemicals)	1,512	106,430
Avery Dennison Corp. (Household Products/Wares)	2,142	65,952
Cabot Corp. (Chemicals)	1,260	49,140
Calgon Carbon Corp.* (Environmental Control)	1,197	16,566
Carpenter Technology Corp. (Iron/Steel)	945	45,228
Celanese Corp.—Series A (Chemicals)	3,276	124,914
CF Industries Holdings, Inc. (Chemicals)	1,386	271,323
Chemtura Corp.* (Chemicals)	2,079	28,108
Cliffs Natural Resources, Inc. (Iron/Steel)	3,024	123,651
Coeur d’Alene Mines Corp.* (Mining)	1,890	30,826
Commercial Metals Co. (Metal Fabricate/Hardware)	2,394	30,859
Compass Minerals International, Inc. (Mining)	693	50,132
CONSOL Energy, Inc. (Coal)	4,725	136,930
Cytec Industries, Inc. (Chemicals)	945	58,174
Domtar Corp. (Forest Products & Paper)	756	55,838
E.I. du Pont de Nemours & Co. (Chemicals)	19,530	970,641
Eastman Chemical Co. (Chemicals)	3,213	167,976
FMC Corp. (Chemicals)	2,898	158,521
Freeport-McMoRan Copper & Gold, Inc. (Mining)	19,719	663,939
Fuller (H.B.) Co. (Chemicals)	1,008	29,454
Hecla Mining Co. (Mining)	5,859	26,365
Huntsman Corp. (Chemicals)	4,032	51,005
International Flavors & Fragrances, Inc. (Chemicals)	1,701	94,814
International Paper Co. (Forest Products & Paper)	8,442	276,982
Intrepid Potash, Inc.* (Chemicals)	1,071	24,997
Kaiser Aluminum Corp. (Mining)	378	20,616
LyondellBasell Industries N.V.—Class A (Chemicals)	7,119	317,009
Minerals Technologies, Inc. (Chemicals)	378	24,169
Molycorp, Inc.* (Mining)	1,260	21,949
NewMarket Corp. (Chemicals)	189	43,447
Newmont Mining Corp. (Mining)	10,269	456,662
Nucor Corp. (Iron/Steel)	5,985	234,612
Olin Corp. (Chemicals)	1,512	30,603
OM Group, Inc.* (Chemicals)	693	10,880
Peabody Energy Corp. (Coal)	5,670	118,390
Polypore International, Inc.* (Miscellaneous Manufacturing)	819	30,434
PPG Industries, Inc. (Chemicals)	3,213	351,695
Praxair, Inc. (Chemicals)	6,237	647,151
Reliance Steel & Aluminum Co. (Iron/Steel)	1,575	81,081
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,575	14,459
Rockwood Holdings, Inc. (Chemicals)	1,449	64,075
Royal Gold, Inc. (Mining)	1,260	95,357
RPM, Inc. (Chemicals)	2,772	73,458
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	630	14,144
Schulman (A.), Inc. (Chemicals)	630	13,772
Sensient Technologies Corp. (Chemicals)	1,071	37,967
Sigma-Aldrich Corp. (Chemicals)	2,142	148,226
Southern Copper Corp. (Mining)	3,591	115,917
Steel Dynamics, Inc. (Iron/Steel)	4,599	59,281
Stillwater Mining Co.* (Mining)	2,394	21,259
The Dow Chemical Co. (Chemicals)	25,011	719,817
The Mosaic Co. (Chemicals)	6,237	362,432
Titanium Metals Corp. (Mining)	1,764	20,568
United States Steel Corp. (Iron/Steel)	3,150	65,047
W.R. Grace & Co.* (Chemicals)	1,260	70,610
Walter Energy, Inc. (Coal)	1,323	45,379
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,134	24,608
TOTAL COMMON STOCKS (Cost $4,036,155)		8,943,347

Repurchase Agreements(a)(b) (33.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $5,179,016	$5,179,000	$5,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,179,000)		5,179,000
TOTAL INVESTMENT SECURITIES (Cost $9,215,155)—90.2%		14,122,347
Net other assets (liabilities)—9.8%		1,540,810
NET ASSETS—100.0%		$15,663,157

*                             Non-income producing security

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,727,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$7,997,683	$66,381
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	6,579,073	39,068
		$105,449

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 151

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Chemicals	$5,605,210	35.9%
Coal	365,188	2.3%
Environmental Control	16,566	0.1%
Forest Products & Paper	347,279	2.2%
Household Products/Wares	65,952	0.4%
Iron/Steel	687,182	4.4%
Metal Fabricate/Hardware	69,611	0.4%
Mining	1,755,925	11.2%
Miscellaneous Manufacturing	30,434	0.2%
Other**	6,719,810	42.9%
Total	$15,663,157	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

152 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (50.8%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,665	$40,077
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,214	861,238
Amgen, Inc. (Biotechnology)	33,300	2,750,580
Amylin Pharmaceuticals, Inc.* (Biotechnology)	6,216	191,391
Biogen Idec, Inc.* (Biotechnology)	10,323	1,505,403
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,884	191,892
Celgene Corp.* (Biotechnology)	18,759	1,284,241
Charles River Laboratories International, Inc.* (Biotechnology)	2,109	71,769
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,664	114,712
Dendreon Corp.* (Biotechnology)	6,549	31,173
Gilead Sciences, Inc.* (Biotechnology)	32,079	1,742,852
Human Genome Sciences, Inc.* (Biotechnology)	9,879	140,677
Illumina, Inc.* (Biotechnology)	5,217	216,349
Incyte Corp.* (Biotechnology)	4,218	105,408
InterMune, Inc.* (Biotechnology)	2,775	24,503
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,996	48,432
Life Technologies Corp.* (Biotechnology)	7,659	336,077
Medivation, Inc.* (Pharmaceuticals)	1,554	154,934
Myriad Genetics, Inc.* (Biotechnology)	3,663	91,026
Nektar Therapeutics* (Pharmaceuticals)	4,884	41,612
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,664	199,720
PDL BioPharma, Inc. (Biotechnology)	5,994	40,699
Pharmacyclics, Inc.* (Pharmaceuticals)	2,220	118,126
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	418,492
Seattle Genetics, Inc.* (Biotechnology)	4,329	113,247
Techne Corp. (Healthcare-Products)	1,554	107,350
United Therapeutics Corp.* (Biotechnology)	1,998	109,450
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,991	436,153
TOTAL COMMON STOCKS (Cost $6,311,098)		11,487,583

Repurchase Agreements(a)(b) (42.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $9,601,029	$9,601,000	$9,601,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,601,000)		9,601,000
TOTAL INVESTMENT SECURITIES (Cost $15,912,098)—93.2%		21,088,583
Net other assets (liabilities)—6.8%		1,556,243
NET ASSETS—100.0%		$22,644,826

*                             Non-income producing security

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,417,000.

(b)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$11,570,785	$378,930
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	10,878,434	377,354
		$756,284

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Biotechnology	$10,625,517	47.0%
Healthcare-Products	107,350	0.5%
Pharmaceuticals	754,716	3.3%
Other**	11,142,243	49.2%
Total	$22,629,826	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 153

Common Stocks (61.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	731	$8,794
Altria Group, Inc. (Agriculture)	3,587	129,024
Archer-Daniels-Midland Co. (Agriculture)	1,054	27,499
Avon Products, Inc. (Cosmetics/Personal Care)	765	11,850
Beam, Inc. (Beverages)	272	17,103
BorgWarner, Inc.* (Auto Parts & Equipment)	204	13,688
Briggs & Stratton Corp. (Machinery-Diversified)	85	1,482
Brown-Forman Corp. (Beverages)	187	17,496
Brunswick Corp. (Leisure Time)	153	3,364
Bunge, Ltd. (Agriculture)	255	16,771
Campbell Soup Co. (Food)	340	11,257
Carter’s, Inc.* (Apparel)	85	4,307
Church & Dwight, Inc. (Household Products/Wares)	238	13,711
Clorox Co. (Household Products/Wares)	221	16,069
Coach, Inc. (Apparel)	510	25,158
Coca-Cola Co. (Beverages)	3,672	296,698
Coca-Cola Enterprises, Inc. (Beverages)	527	15,452
Colgate-Palmolive Co. (Cosmetics/Personal Care)	765	82,130
ConAgra Foods, Inc. (Food)	731	18,048
Constellation Brands, Inc.* (Beverages)	306	8,632
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	102	1,782
Crocs, Inc.* (Apparel)	153	2,349
D.R. Horton, Inc. (Home Builders)	493	8,692
Dana Holding Corp. (Auto Parts & Equipment)	255	3,361
Darling International, Inc.* (Environmental Control)	204	3,370
Dean Foods Co.* (Food)	323	3,996
Deckers Outdoor Corp.* (Apparel)	68	2,836
Dr. Pepper Snapple Group, Inc. (Beverages)	374	17,047
Electronic Arts, Inc.* (Software)	595	6,557
Energizer Holdings, Inc.* (Electrical Components & Equipment)	119	9,255
Flowers Foods, Inc. (Food)	238	5,086
Ford Motor Co. (Auto Manufacturers)	6,545	60,476
Fossil, Inc.* (Distribution/Wholesale)	85	6,094
Fresh Del Monte Produce, Inc. (Food)	68	1,666
General Mills, Inc. (Food)	1,071	41,448
General Motors Co.* (Auto Manufacturers)	1,020	20,104
Gentex Corp. (Electronics)	255	4,083
Genuine Parts Co. (Distribution/Wholesale)	272	17,416
Green Mountain Coffee Roasters, Inc.* (Beverages)	221	4,035
Hanesbrands, Inc.* (Apparel)	170	5,103
Harley-Davidson, Inc. (Leisure Time)	408	17,638
Harman International Industries, Inc. (Home Furnishings)	119	4,802
Hasbro, Inc. (Toys/Games/Hobbies)	204	7,307
Heinz (H.J.) Co. (Food)	561	30,973
Herbalife, Ltd. (Pharmaceuticals)	204	11,198
Herman Miller, Inc. (Office Furnishings)	102	1,867
Hillshire Brands Co. (Food)	204	5,224
HNI Corp. (Office Furnishings)	68	1,807
Hormel Foods Corp. (Food)	255	7,117
Iconix Brand Group, Inc.* (Apparel)	119	2,110
Ingredion, Inc. (Food)	136	7,061
Jarden Corp. (Household Products/Wares)	136	6,147
Johnson Controls, Inc. (Auto Parts & Equipment)	1,190	29,333
Kellogg Co. (Food)	425	20,273
Kimberly-Clark Corp. (Household Products/Wares)	697	60,576
Kraft Foods, Inc.—Class A (Food)	3,111	123,538
Lancaster Colony Corp. (Food)	34	2,356
Lear Corp. (Auto Parts & Equipment)	170	6,044
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	238	5,517
Lennar Corp.—Class A (Home Builders)	272	7,945
LKQ Corp.* (Distribution/Wholesale)	255	9,009
Lorillard, Inc. (Agriculture)	221	28,429
M.D.C. Holdings, Inc. (Home Builders)	68	2,166
Mattel, Inc. (Toys/Games/Hobbies)	595	20,926
McCormick & Co., Inc. (Food)	204	12,420
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	357	26,047
Michael Kors Holdings, Ltd.* (Retail)	68	2,808
Mohawk Industries, Inc.* (Textiles)	102	6,776
Molson Coors Brewing Co.—Class B (Beverages)	272	11,511
Monsanto Co. (Chemicals)	935	80,055
Monster Beverage Corp.* (Beverages)	272	18,080
Newell Rubbermaid, Inc. (Housewares)	510	9,002
NIKE, Inc.—Class B (Apparel)	646	60,304
Nu Skin Enterprises, Inc. (Retail)	102	5,203
NVR, Inc.* (Home Builders)	17	13,158
PepsiCo, Inc. (Beverages)	2,754	200,298
Philip Morris International, Inc. (Agriculture)	3,026	276,697
Polaris Industries, Inc. (Leisure Time)	119	8,944
Pool Corp. (Distribution/Wholesale)	85	3,133
Post Holdings, Inc.* (Food)	51	1,510
Procter & Gamble Co. (Cosmetics/Personal Care)	4,828	311,599
PulteGroup, Inc.* (Home Builders)	595	6,724
PVH Corp. (Retail)	119	9,452
Ralcorp Holdings, Inc.* (Food)	102	6,086
Ralph Lauren Corp. (Apparel)	102	14,723
Reynolds American, Inc. (Agriculture)	578	26,744
Smithfield Foods, Inc.* (Food)	272	5,032
Snap-on, Inc. (Hand/Machine Tools)	102	6,914
Stanley Black & Decker, Inc. (Hand/Machine Tools)	306	20,468
Steven Madden, Ltd.* (Apparel)	68	2,749
Take-Two Interactive Software, Inc.* (Software)	153	1,343
Tempur-Pedic International, Inc.* (Home Furnishings)	119	3,390
Tenneco, Inc.* (Auto Parts & Equipment)	102	2,988
Tesla Motors, Inc.* (Auto Manufacturers)	102	2,797
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	408	21,371
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	425	4,866
The Hain Celestial Group, Inc.* (Food)	68	3,787
The Hershey Co. (Food)	272	19,513
The JM Smucker Co.—Class A (Food)	204	15,667
The Jones Group, Inc. (Apparel)	136	1,438
The Middleby Corp.* (Machinery-Diversified)	34	3,329
The Ryland Group, Inc. (Home Builders)	85	2,030
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	68	2,713
The Warnaco Group, Inc.* (Apparel)	68	2,901
Thor Industries, Inc. (Home Builders)	85	2,442
TiVo, Inc.* (Home Furnishings)	204	1,773

See accompanying notes to the financial statements.

154 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.* (Home Builders)	255	$7,438
Tootsie Roll Industries, Inc. (Food)	51	1,248
TreeHouse Foods, Inc.* (Food)	68	3,807
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	187	7,349
Tupperware Corp. (Household Products/Wares)	102	5,347
Tyson Foods, Inc.—Class A (Food)	527	7,910
Under Armour, Inc.—Class A* (Apparel)	136	7,404
Universal Corp. (Agriculture)	34	1,548
V.F. Corp. (Apparel)	153	22,843
Visteon Corp.* (Auto Parts & Equipment)	85	2,757
WABCO Holdings, Inc.* (Auto Parts & Equipment)	119	6,535
WD-40 Co. (Household Products/Wares)	34	1,634
Whirlpool Corp. (Home Furnishings)	136	9,188
Wolverine World Wide, Inc. (Apparel)	85	3,777
TOTAL COMMON STOCKS (Cost $2,217,408)		2,710,222

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $1,243,004	$1,243,000	$1,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,243,000)		1,243,000
TOTAL INVESTMENT SECURITIES (Cost $3,460,408)—89.2%		3,953,222
Net other assets (liabilities)—10.8%		479,645
NET ASSETS—100.0%		$4,432,867

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $443,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,596,645	$12,715
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	2,323,167	25,439
		$38,154

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Agriculture	$506,712	11.5%
Apparel	158,002	3.6%
Auto Manufacturers	83,377	1.9%
Auto Parts & Equipment	78,703	1.8%
Beverages	606,352	13.7%
Chemicals	80,055	1.8%
Cosmetics/Personal Care	426,950	9.6%
Distribution/Wholesale	35,652	0.8%
Electrical Components & Equipment	9,255	0.2%
Electronics	4,083	0.1%
Environmental Control	3,370	0.1%
Food	355,023	8.0%
Hand/Machine Tools	27,382	0.6%
Home Builders	50,595	1.1%
Home Furnishings	19,153	0.4%
Household Products/Wares	106,197	2.4%
Housewares	9,002	0.2%
Leisure Time	29,946	0.7%
Machinery-Diversified	4,811	0.1%
Miscellaneous Manufacturing	5,517	0.1%
Office Furnishings	3,674	0.1%
Pharmaceuticals	37,245	0.8%
Retail	17,463	0.4%
Software	16,694	0.4%
Textiles	6,776	0.2%
Toys/Games/Hobbies	28,233	0.6%
Other**	1,722,645	38.8%
Total	$4,432,867	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 155

Common Stocks (67.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	180	$5,279
Abercrombie & Fitch Co.—Class A (Retail)	216	7,301
Acxiom Corp.* (Software)	216	3,622
Advance Auto Parts, Inc. (Retail)	180	12,627
Aeropostale, Inc.* (Retail)	216	4,260
Alaska Air Group, Inc.* (Airlines)	180	6,273
Amazon.com, Inc.* (Internet)	900	209,970
AMC Networks, Inc.—Class A* (Media)	144	6,244
American Eagle Outfitters, Inc. (Retail)	504	10,493
AmerisourceBergen Corp. (Pharmaceuticals)	648	25,726
ANN, Inc.* (Retail)	144	3,900
Apollo Group, Inc.—Class A* (Commercial Services)	288	7,834
Arbitron, Inc. (Commercial Services)	72	2,525
Ascena Retail Group, Inc.* (Retail)	324	5,942
AutoNation, Inc.* (Retail)	108	4,258
AutoZone, Inc.* (Retail)	72	27,017
Avis Budget Group, Inc.* (Commercial Services)	288	4,139
Bally Technologies, Inc.* (Entertainment)	108	4,721
Bed Bath & Beyond, Inc.* (Retail)	612	37,301
Best Buy Co., Inc. (Retail)	720	13,025
Big Lots, Inc.* (Retail)	180	7,292
Bob Evans Farms, Inc. (Retail)	72	2,773
Brinker International, Inc. (Retail)	180	5,834
Cabela’s, Inc.* (Retail)	144	6,615
Cablevision Systems Corp. NY—Class A (Media)	576	8,836
Cardinal Health, Inc. (Pharmaceuticals)	900	38,781
CarMax, Inc.* (Retail)	576	16,030
Carnival Corp.—Class A (Leisure Time)	1,044	34,744
Casey’s General Stores, Inc. (Retail)	108	6,418
CBS Corp.—Class B (Media)	1,584	53,001
CEC Entertainment, Inc. (Retail)	36	1,241
Charter Communications, Inc.—Class A* (Media)	108	8,307
Chemed Corp. (Commercial Services)	36	2,260
Chico’s FAS, Inc. (Retail)	432	6,618
Chipotle Mexican Grill, Inc.* (Retail)	72	21,048
Choice Hotels International, Inc. (Lodging)	72	2,886
Cinemark Holdings, Inc. (Entertainment)	252	5,892
Collective Brands, Inc.* (Retail)	144	3,099
Comcast Corp.—Class A (Media)	5,436	176,942
Comcast Corp.—Special Class A (Media)	1,512	48,278
Copart, Inc.* (Retail)	288	6,843
Costco Wholesale Corp. (Retail)	1,116	107,337
Cracker Barrel Old Country Store, Inc. (Retail)	72	4,512
CVS Caremark Corp. (Retail)	3,312	149,868
Darden Restaurants, Inc. (Retail)	324	16,582
Delta Air Lines, Inc.* (Airlines)	2,196	21,191
DeVry, Inc. (Commercial Services)	144	2,827
Dick’s Sporting Goods, Inc. (Retail)	252	12,378
Dillards, Inc.—Class A (Retail)	108	7,045
DIRECTV—Class A* (Media)	1,692	84,025
Discovery Communications, Inc.—Class A* (Media)	360	18,227
Discovery Communications, Inc.—Class C* (Media)	252	11,748
DISH Network Corp.—Class A (Media)	540	16,610
Dolby Laboratories, Inc.—Class A* (Electronics)	144	5,076
Dollar General Corp.* (Retail)	576	29,382
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	72	5,357
Dollar Tree, Inc.* (Retail)	576	28,996
Domino’s Pizza, Inc. (Retail)	144	4,916
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	180	3,456
DSW, Inc.—Class A (Retail)	72	4,257
Dun & Bradstreet Corp. (Software)	108	8,661
eBay, Inc.* (Internet)	2,880	127,584
Expedia, Inc. (Internet)	252	14,361
Express, Inc.* (Retail)	180	2,898
FactSet Research Systems, Inc. (Media)	108	10,040
Family Dollar Stores, Inc. (Retail)	288	19,031
Foot Locker, Inc. (Retail)	396	13,076
GameStop Corp.—Class A (Retail)	360	5,767
Gannett Co., Inc. (Media)	612	8,635
Gaylord Entertainment Co.* (Lodging)	108	3,969
Genesco, Inc.* (Retail)	72	4,768
GNC Holdings, Inc.—Class A (Retail)	216	8,322
Group 1 Automotive, Inc. (Retail)	72	3,870
GUESS?, Inc. (Retail)	180	5,418
H & R Block, Inc. (Commercial Services)	756	12,194
Harris Teeter Supermarkets, Inc. (Food)	108	4,465
Hertz Global Holdings, Inc.* (Commercial Services)	612	6,891
Hillenbrand, Inc. (Commercial Services)	180	3,112
HSN, Inc. (Retail)	108	4,575
Hyatt Hotels Corp.—Class A* (Lodging)	108	3,839
IHS, Inc.—Class A* (Computers)	108	11,909
International Game Technology (Entertainment)	792	8,965
International Speedway Corp.—Class A (Entertainment)	72	1,846
ITT Educational Services, Inc.* (Commercial Services)	72	2,795
J.C. Penney Co., Inc. (Retail)	396	8,914
Jack in the Box, Inc.* (Retail)	108	2,915
JetBlue Airways Corp.* (Airlines)	612	3,372
John Wiley & Sons, Inc. (Media)	144	6,862
Kohls Corp. (Retail)	576	28,639
Kroger Co. (Food)	1,368	30,329
Lamar Advertising Co.—Class A* (Advertising)	144	4,370
Las Vegas Sands Corp. (Lodging)	1,008	36,711
Liberty Global, Inc.—Class A* (Media)	360	19,001
Liberty Global, Inc.—Series C* (Media)	288	14,354
Liberty Media Corp.—Liberty Capital—Class A* (Media)	288	27,245
Liberty Media Holding Corp.—Interactive Series A* (Internet)	1,476	27,645
Life Time Fitness, Inc.* (Leisure Time)	108	4,904
Live Nation, Inc.* (Commercial Services)	432	3,853
Lowe’s Cos., Inc. (Retail)	3,096	78,546
Macy’s, Inc. (Retail)	1,080	38,707
Madison Square Garden, Inc.—Class A* (Entertainment)	144	5,220
Marriott International, Inc.—Class A (Lodging)	756	27,539
Marriott Vacations Worldwide Corp.* (Entertainment)	72	2,233
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	72	2,088
McDonald’s Corp. (Retail)	2,628	234,838
McGraw-Hill Cos., Inc. (Media)	720	33,811
McKesson Corp. (Pharmaceuticals)	612	55,527
Meredith Corp. (Media)	108	3,568
MGM Resorts International* (Lodging)	828	7,883

See accompanying notes to the financial statements.

156 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Morningstar, Inc. (Commercial Services)	72	$4,181
Neilsen Holdings N.V.* (Media)	180	5,130
Netflix, Inc.* (Internet)	144	8,186
News Corp.—Class A (Media)	4,356	100,275
News Corp.—Class B (Media)	1,116	25,880
Nordstrom, Inc. (Retail)	432	23,388
O’Reilly Automotive, Inc.* (Retail)	324	27,780
Office Depot, Inc.* (Retail)	720	1,282
Omnicare, Inc. (Pharmaceuticals)	288	9,046
Omnicom Group, Inc. (Advertising)	720	36,130
OpenTable, Inc.* (Internet)	72	2,618
Orient-Express Hotels, Ltd.—Class A* (Lodging)	252	2,298
Panera Bread Co.—Class A* (Retail)	72	11,339
Papa John’s International, Inc.* (Retail)	36	1,836
Penn National Gaming* (Entertainment)	180	7,006
PetSmart, Inc. (Retail)	288	19,040
Pier 1 Imports, Inc. (Retail)	288	4,749
Pinnacle Entertainment, Inc.* (Entertainment)	144	1,562
Priceline.com, Inc.* (Internet)	144	95,291
Regal Entertainment Group—Class A (Entertainment)	216	2,985
Regis Corp. (Retail)	144	2,436
Rent-A-Center, Inc. (Commercial Services)	144	5,121
Rite Aid Corp.* (Retail)	1,584	1,837
Rollins, Inc. (Commercial Services)	180	4,244
Ross Stores, Inc. (Retail)	576	38,269
Royal Caribbean Cruises, Ltd. (Leisure Time)	360	8,993
Safeway, Inc. (Food)	612	9,517
Saks, Inc.* (Retail)	288	3,004
Sally Beauty Holdings, Inc.* (Retail)	396	10,462
Scholastic Corp. (Media)	72	2,169
Scientific Games Corp.—Class A* (Entertainment)	144	1,218
Scripps Networks Interactive—Class A (Media)	216	11,632
Sears Holdings Corp.* (Retail)	108	5,345
Service Corp. International (Commercial Services)	576	7,402
Shutterfly, Inc.* (Internet)	72	2,364
Signet Jewelers, Ltd. (Retail)	216	9,487
Sirius XM Radio, Inc.* (Media)	9,792	21,151
Six Flags Entertainment Corp. (Entertainment)	144	8,296
Sotheby’s—Class A (Commercial Services)	180	5,283
Southwest Airlines Co. (Airlines)	1,980	18,196
Staples, Inc. (Retail)	1,800	22,932
Starbucks Corp. (Retail)	1,980	89,654
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	504	27,292
Strayer Education, Inc. (Commercial Services)	36	2,616
SUPERVALU, Inc. (Food)	540	1,334
Sysco Corp. (Food)	1,512	44,438
Target Corp. (Retail)	1,548	93,886
The Buckle, Inc. (Retail)	72	2,784
The Cato Corp.—Class A (Retail)	72	2,016
The Cheesecake Factory, Inc.* (Retail)	144	4,827
The Children’s Place Retail Stores, Inc.* (Retail)	72	3,658
The Gap, Inc. (Retail)	900	26,541
The Home Depot, Inc. (Retail)	3,996	208,511
The Interpublic Group of Cos., Inc. (Advertising)	1,152	11,370
The Limited, Inc. (Retail)	648	30,812
The Men’s Wearhouse, Inc. (Retail)	144	3,924
The New York Times Co.—Class A* (Media)	324	2,511
The Wendy’s Co. (Retail)	792	3,635
Tiffany & Co. (Retail)	324	17,797
Time Warner Cable, Inc. (Media)	828	70,322
Time Warner, Inc. (Media)	2,484	97,174
TJX Cos., Inc. (Retail)	1,908	84,486
Tractor Supply Co. (Retail)	180	16,357
TripAdvisor, Inc.* (Internet)	252	9,427
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	144	12,223
United Continental Holdings, Inc.* (Airlines)	864	16,321
United Natural Foods, Inc.* (Food)	108	5,864
Urban Outfitters, Inc.* (Retail)	288	8,798
US Airways Group, Inc.* (Airlines)	432	4,951
Vail Resorts, Inc. (Entertainment)	108	5,361
Valassis Communications, Inc.* (Commercial Services)	108	2,435
ValueClick, Inc.* (Internet)	216	3,393
VCA Antech, Inc.* (Pharmaceuticals)	216	3,931
Viacom, Inc.—Class B (Media)	1,260	58,855
Wal-Mart Stores, Inc. (Retail)	4,536	337,615
Walgreen Co. (Retail)	2,232	81,156
Walt Disney Co. (Media)	4,320	212,285
Washington Post Co.—Class B (Media)	36	12,186
WebMD Health Corp.* (Internet)	108	1,589
Weight Watchers International, Inc. (Commercial Services)	36	1,822
Whole Foods Market, Inc. (Food)	432	39,649
Williams-Sonoma, Inc. (Retail)	216	7,506
WMS Industries, Inc.* (Leisure Time)	144	2,645
Wyndham Worldwide Corp. (Lodging)	396	20,612
Wynn Resorts, Ltd. (Lodging)	216	20,250
YUM! Brands, Inc. (Retail)	1,188	77,030
TOTAL COMMON STOCKS (Cost $3,516,118)		4,787,259

Repurchase Agreements(a)(b) (31.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $2,217,007	$2,217,000	$2,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,217,000)		2,217,000
TOTAL INVESTMENT SECURITIES (Cost $5,733,118)—99.0%		7,004,259
Net other assets (liabilities)—1.0%		71,356
NET ASSETS—100.0%		$7,075,615

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,300,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 157

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$1,984,662	$18,375
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	3,867,568	55,666
		$74,041

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$51,870	0.7%
Airlines	70,304	1.0%
Commercial Services	92,170	1.3%
Computers	11,909	0.2%
Electronics	5,076	0.1%
Entertainment	58,761	0.8%
Food	135,596	1.9%
Internet	502,428	7.1%
Leisure Time	51,286	0.7%
Lodging	153,279	2.2%
Media	1,175,304	16.6%
Miscellaneous Manufacturing	2,088	NM
Pharmaceuticals	133,011	1.9%
Retail	2,331,894	33.0%
Software	12,283	0.2%
Other**	2,288,356	32.3%
Total	$7,075,615	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

158 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (55.8%)

	Shares	Value
ACE, Ltd. (Insurance)	1,242	$91,287
Affiliated Managers Group, Inc.* (Diversified Financial Services)	138	15,399
AFLAC, Inc. (Insurance)	1,656	72,500
Alexander & Baldwin, Inc.* (Real Estate)	138	4,422
Alexandria Real Estate Equities, Inc. (REIT)	276	20,280
Allied World Assurance Co. Holdings, Ltd. (Insurance)	138	10,409
Allstate Corp. (Insurance)	1,656	56,801
American Campus Communities, Inc. (REIT)	276	13,154
American Capital Agency Corp. (REIT)	1,242	43,644
American Express Co. (Diversified Financial Services)	3,726	215,027
American Financial Group, Inc. (Insurance)	276	10,408
American International Group, Inc.* (Insurance)	2,622	81,990
American Tower Corp. (REIT)	1,380	99,788
Ameriprise Financial, Inc. (Diversified Financial Services)	828	42,824
Annaly Mortgage Management, Inc. (REIT)	3,450	60,133
Aon PLC (Insurance)	1,242	61,106
Apartment Investment and Management Co.—Class A (REIT)	414	11,356
Arch Capital Group, Ltd.* (Insurance)	552	21,418
Argo Group International Holdings, Ltd. (Insurance)	138	4,059
Arthur J. Gallagher & Co. (Insurance)	414	14,689
Aspen Insurance Holdings, Ltd. (Insurance)	276	7,932
Associated Banc-Corp. (Banks)	690	8,618
Assurant, Inc. (Insurance)	276	9,994
Assured Guaranty, Ltd. (Insurance)	552	6,613
Astoria Financial Corp. (Savings & Loans)	276	2,600
AvalonBay Communities, Inc. (REIT)	414	60,895
Axis Capital Holdings, Ltd. (Insurance)	414	13,604
BancorpSouth, Inc. (Banks)	276	3,999
Bank of America Corp. (Banks)	38,916	285,643
Bank of Hawaii Corp. (Banks)	138	6,446
Bank of New York Mellon Corp. (Banks)	4,416	93,972
BB&T Corp. (Banks)	2,484	77,923
Berkshire Hathaway, Inc.—Class B* (Insurance)	3,588	304,406
BioMed Realty Trust, Inc. (REIT)	552	10,378
BlackRock, Inc. (Diversified Financial Services)	414	70,488
BOK Financial Corp. (Banks)	138	7,796
Boston Properties, Inc. (REIT)	552	61,217
Brandywine Realty Trust (REIT)	552	6,558
BRE Properties, Inc.—Class A (REIT)	276	14,540
Brookfield Properties Corp. (Real Estate)	966	16,490
Brown & Brown, Inc. (Insurance)	414	10,449
Camden Property Trust (REIT)	276	19,682
Capital One Financial Corp. (Banks)	2,070	116,934
CapitalSource, Inc. (Banks)	966	6,327
Capitol Federal Financial, Inc. (Savings & Loans)	552	6,469
Cash America International, Inc. (Retail)	138	5,288
Cathay Bancorp, Inc. (Banks)	276	4,468
CBL & Associates Properties, Inc. (REIT)	552	10,891
CBOE Holdings, Inc. (Diversified Financial Services)	276	7,866
CBRE Group, Inc.—Class A* (Real Estate)	1,104	17,200
Chimera Investment Corp. (REIT)	3,726	8,048
Cincinnati Financial Corp. (Insurance)	552	20,888
CIT Group, Inc.* (Banks)	690	25,199
Citigroup, Inc. (Banks)	10,626	288,283
City National Corp. (Banks)	138	6,801
CME Group, Inc. (Diversified Financial Services)	1,380	71,912
CNO Financial Group, Inc. (Insurance)	828	6,864
Colonial Properties Trust (REIT)	276	6,251
Comerica, Inc. (Banks)	690	20,845
Commerce Bancshares, Inc. (Banks)	276	10,869
CommonWealth REIT (REIT)	276	5,034
Corporate Office Properties Trust (REIT)	276	6,144
Cullen/Frost Bankers, Inc. (Banks)	276	15,266
DCT Industrial Trust, Inc. (REIT)	828	5,183
DDR Corp. (REIT)	828	12,453
DiamondRock Hospitality Co. (REIT)	552	5,222
Digital Realty Trust, Inc. (REIT)	414	32,321
Discover Financial Services (Diversified Financial Services)	1,932	69,475
Douglas Emmett, Inc. (REIT)	552	12,978
Duke Realty Corp. (REIT)	966	13,968
DuPont Fabros Technology, Inc. (REIT)	276	7,424
E*TRADE Financial Corp.* (Diversified Financial Services)	966	7,371
East West Bancorp, Inc. (Banks)	552	12,034
EastGroup Properties, Inc. (REIT)	138	7,380
Eaton Vance Corp. (Diversified Financial Services)	414	10,983
Endurance Specialty Holdings, Ltd. (Insurance)	138	4,784
Entertainment Properties Trust (REIT)	138	6,232
Equifax, Inc. (Commercial Services)	414	19,392
Equity Lifestyle Properties, Inc. (REIT)	138	9,925
Equity Residential (REIT)	1,104	69,894
Erie Indemnity Co.—Class A (Insurance)	138	9,838
Essex Property Trust, Inc. (REIT)	138	21,716
Everest Re Group, Ltd. (Insurance)	138	14,035
Extra Space Storage, Inc. (REIT)	414	13,554
EZCORP, Inc.—Class A* (Retail)	138	3,105
F.N.B. Corp. (Banks)	552	6,006
Federal Realty Investment Trust (REIT)	276	29,990
Federated Investors, Inc.—Class B (Diversified Financial Services)	414	8,326
Fidelity National Title Group, Inc.—Class A (Insurance)	828	15,417
Fifth Third Bancorp (Banks)	3,312	45,772
First American Financial Corp. (Insurance)	414	7,584
First Financial Bankshares, Inc. (Banks)	138	4,760
First Horizon National Corp. (Banks)	967	7,956
First Midwest Bancorp, Inc. (Banks)	276	3,119
First Niagara Financial Group, Inc. (Savings & Loans)	1,242	9,414
First Republic Bank (Banks)	276	8,978
FirstMerit Corp. (Banks)	414	6,707
Forest City Enterprises, Inc.—Class A* (Real Estate)	552	7,789
Franklin Resources, Inc. (Diversified Financial Services)	552	63,452
Franklin Street Properties Corp. (REIT)	276	2,862
Fulton Financial Corp. (Banks)	690	6,341
General Growth Properties, Inc. (REIT)	1,380	25,006
Genworth Financial, Inc.—Class A* (Insurance)	1,794	9,042
Glacier Bancorp, Inc. (Banks)	276	4,187
Greenhill & Co., Inc. (Diversified Financial Services)	138	5,481
Hancock Holding Co. (Banks)	276	8,412
Hanover Insurance Group, Inc. (Insurance)	138	4,840

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 159

Common Stocks, continued

	Shares	Value
Hartford Financial Services Group, Inc. (Insurance)	1,656	$27,241
Hatteras Financial Corp. (REIT)	414	12,110
HCC Insurance Holdings, Inc. (Insurance)	414	12,685
HCP, Inc. (REIT)	1,518	71,665
Health Care REIT, Inc. (REIT)	828	51,526
Healthcare Realty Trust, Inc. (REIT)	276	6,779
Highwoods Properties, Inc. (REIT)	276	9,348
Home Properties, Inc. (REIT)	138	9,054
Horace Mann Educators Corp. (Insurance)	138	2,407
Hospitality Properties Trust (REIT)	414	10,048
Host Hotels & Resorts, Inc. (REIT)	2,622	38,491
Hudson City Bancorp, Inc. (Savings & Loans)	1,794	11,392
Huntington Bancshares, Inc. (Banks)	3,174	19,726
IBERIABANK Corp. (Banks)	138	6,463
IntercontinentalExchange, Inc.* (Diversified Financial Services)	276	36,217
International Bancshares Corp. (Banks)	276	5,059
Invesco Mortgage Capital, Inc. (REIT)	414	8,193
Invesco, Ltd. (Diversified Financial Services)	1,656	36,647
J.P. Morgan Chase & Co. (Banks)	13,800	496,800
Janus Capital Group, Inc. (Diversified Financial Services)	690	4,989
Jefferies Group, Inc. (Diversified Financial Services)	552	6,922
Jones Lang LaSalle, Inc. (Real Estate)	138	9,203
Kemper Corp. (Insurance)	138	4,515
KeyCorp (Banks)	3,450	27,531
Kilroy Realty Corp. (REIT)	276	13,066
Kimco Realty Corp. (REIT)	1,518	29,586
LaSalle Hotel Properties (REIT)	276	7,248
Legg Mason, Inc. (Diversified Financial Services)	414	10,151
Lexington Realty Trust (REIT)	552	4,935
Liberty Property Trust (REIT)	414	15,024
Lincoln National Corp. (Insurance)	1,104	22,135
Loews Corp. (Insurance)	1,242	49,171
M&T Bank Corp. (Banks)	414	35,538
Mack-Cali Realty Corp. (REIT)	276	7,394
Marsh & McLennan Cos., Inc. (Insurance)	1,932	64,162
MasterCard, Inc.—Class A (Commercial Services)	414	180,740
MB Financial, Inc. (Banks)	138	2,786
MBIA, Inc.* (Insurance)	552	5,272
Mercury General Corp. (Insurance)	138	4,998
MetLife, Inc. (Insurance)	3,036	93,418
MFA Financial, Inc. (REIT)	1,242	10,035
Mid-America Apartment Communities, Inc. (REIT)	138	9,554
Montpelier Re Holdings, Ltd. (Insurance)	276	5,592
Moody’s Corp. (Commercial Services)	690	27,966
Morgan Stanley Dean Witter & Co. (Banks)	4,968	67,863
MSCI, Inc.—Class A* (Software)	414	13,724
NASDAQ Stock Market, Inc. (Diversified Financial Services)	552	12,530
National Penn Bancshares, Inc. (Banks)	414	3,660
National Retail Properties, Inc. (REIT)	414	12,213
New York Community Bancorp (Savings & Loans)	1,518	19,704
Northern Trust Corp. (Banks)	828	37,591
NYSE Euronext (Diversified Financial Services)	966	24,614
Ocwen Financial Corp.* (Diversified Financial Services)	414	8,181
Old National Bancorp (Banks)	276	3,378
Old Republic International Corp. (Insurance)	828	6,674
OMEGA Healthcare Investors, Inc. (REIT)	414	10,035
PacWest Bancorp (Banks)	138	3,162
PartnerRe, Ltd. (Insurance)	276	19,993
People’s United Financial, Inc. (Savings & Loans)	1,242	14,233
Piedmont Office Realty Trust, Inc.—Class A (REIT)	690	11,771
Platinum Underwriters Holdings, Ltd. (Insurance)	138	5,247
Plum Creek Timber Co., Inc. (Forest Products & Paper)	552	22,406
PNC Financial Services Group (Banks)	1,932	114,181
Popular, Inc.* (Banks)	414	6,239
Post Properties, Inc. (REIT)	138	7,128
Potlatch Corp. (REIT)	138	4,776
Principal Financial Group, Inc. (Insurance)	966	24,720
PrivateBancorp, Inc. (Banks)	276	4,228
ProAssurance Corp. (Insurance)	138	12,361
Progressive Corp. (Insurance)	2,070	40,862
Prologis, Inc. (REIT)	1,656	53,538
Prosperity Bancshares, Inc. (Banks)	138	5,599
Protective Life Corp. (Insurance)	276	7,703
Provident Financial Services, Inc. (Savings & Loans)	138	2,102
Prudential Financial, Inc. (Insurance)	1,794	86,614
Public Storage, Inc. (REIT)	552	82,220
Raymond James Financial Corp. (Diversified Financial Services)	414	13,919
Rayonier, Inc. (REIT)	414	19,744
Realty Income Corp. (REIT)	552	22,742
Redwood Trust, Inc. (REIT)	276	3,558
Regency Centers Corp. (REIT)	276	13,207
Regions Financial Corp. (Banks)	5,106	35,538
Reinsurance Group of America, Inc. (Insurance)	276	15,365
RenaissanceRe Holdings (Insurance)	138	10,211
SEI Investments Co. (Commercial Services)	552	11,691
Selective Insurance Group, Inc. (Insurance)	138	2,382
Senior Housing Properties Trust (REIT)	552	12,558
Signature Bank* (Banks)	138	8,901
Simon Property Group, Inc. (REIT)	1,104	177,181
SL Green Realty Corp. (REIT)	276	21,735
SLM Corp. (Diversified Financial Services)	1,794	28,686
St. Joe Co.* (Real Estate)	276	4,673
StanCorp Financial Group, Inc. (Insurance)	138	4,107
Starwood Property Trust, Inc. (REIT)	414	9,216
State Street Corp. (Banks)	1,794	72,442
Stifel Financial Corp.* (Diversified Financial Services)	138	4,154
Sunstone Hotel Investors, Inc.* (REIT)	414	4,144
SunTrust Banks, Inc. (Banks)	1,932	45,692
Susquehanna Bancshares, Inc. (Banks)	690	7,355
SVB Financial Group* (Banks)	138	7,978
Synovus Financial Corp. (Banks)	2,622	4,982
T. Rowe Price Group, Inc. (Diversified Financial Services)	966	58,684
Tanger Factory Outlet Centers, Inc. (REIT)	276	8,887
Taubman Centers, Inc. (REIT)	276	21,396
TCF Financial Corp. (Banks)	552	5,702
TD Ameritrade Holding Corp. (Diversified Financial Services)	828	13,182
TFS Financial Corp.* (Savings & Loans)	276	2,597

See accompanying notes to the financial statements.

160 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Diversified Financial Services)	3,726	$47,059
The Chubb Corp. (Insurance)	966	70,219
The Goldman Sachs Group, Inc. (Banks)	1,518	153,166
The Howard Hughes Corp.* (Real Estate)	138	8,505
The Macerich Co. (REIT)	414	24,182
The Travelers Cos., Inc. (Insurance)	1,380	86,457
Torchmark Corp. (Insurance)	414	20,596
Tower Group, Inc. (Insurance)	138	2,572
Trustmark Corp. (Banks)	138	3,337
Two Harbors Investment Corp. (REIT)	966	11,080
U.S. Bancorp (Banks)	6,900	231,150
UDR, Inc. (REIT)	828	22,033
UMB Financial Corp. (Banks)	138	6,632
Umpqua Holdings Corp. (Banks)	414	5,167
United Bankshares, Inc. (Banks)	138	3,215
UnumProvident Corp. (Insurance)	1,104	20,855
Validus Holdings, Ltd. (Insurance)	276	8,978
Valley National Bancorp (Banks)	690	6,417
Ventas, Inc. (REIT)	1,104	74,244
Visa, Inc.—Class A (Commercial Services)	1,932	249,363
Vornado Realty Trust (REIT)	690	57,615
W.R. Berkley Corp. (Insurance)	414	15,165
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	276	8,029
Washington Federal, Inc. (Savings & Loans)	414	6,595
Washington REIT (REIT)	276	7,369
Webster Financial Corp. (Banks)	276	5,664
Weingarten Realty Investors (REIT)	414	11,128
Wells Fargo & Co. (Banks)	18,078	611,217
Westamerica Bancorp (Banks)	138	6,348
Western Union Co. (Commercial Services)	2,208	38,485
Weyerhaeuser Co. (REIT)	1,932	45,112
Willis Group Holdings PLC (Insurance)	690	25,516
Wintrust Financial Corp. (Banks)	138	5,066
XL Group PLC (Insurance)	1,104	22,798
Zions Bancorp (Banks)	690	12,558
TOTAL COMMON STOCKS (Cost $6,085,539)		8,259,025

Repurchase Agreements(a)(b) (29.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,411,014	$4,411,000	$4,411,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,411,000)		4,411,000
TOTAL INVESTMENT SECURITIES (Cost $10,496,539)—85.6%		12,670,025
Net other assets (liabilities)—14.4%		2,130,415
NET ASSETS—100.0%		$14,800,440

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,995,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$8,611,436	$121,332
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	5,364,313	120,852
		$242,184

Financials UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Banks	$3,171,992	21.3%
Commercial Services	527,637	3.6%
Diversified Financial Services	902,568	6.1%
Forest Products & Paper	22,406	0.2%
Insurance	1,671,948	11.3%
REIT	1,796,969	12.1%
Real Estate	68,282	0.5%
Retail	8,393	0.1%
Savings & Loans	75,106	0.5%
Software	13,724	0.1%
Other**	6,541,415	44.2%
Total	$14,800,440	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 161

Common Stocks (65.1%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	6,016	$398,921
Acorda Therapeutics, Inc.* (Biotechnology)	128	3,081
Aetna, Inc. (Healthcare-Services)	1,344	48,465
Alere, Inc.* (Healthcare-Products)	320	6,038
Alexion Pharmaceuticals, Inc.* (Biotechnology)	704	73,814
Align Technology, Inc.* (Healthcare-Products)	256	8,694
Alkermes PLC* (Pharmaceuticals)	384	7,139
Allergan, Inc. (Pharmaceuticals)	1,152	94,545
AMERIGROUP Corp.* (Healthcare-Services)	192	17,257
Amgen, Inc. (Biotechnology)	2,944	243,174
Amylin Pharmaceuticals, Inc.* (Biotechnology)	576	17,735
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	640	12,243
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	192	5,172
Bard (C.R.), Inc. (Healthcare-Products)	320	31,123
Baxter International, Inc. (Healthcare-Products)	2,112	123,573
Becton, Dickinson & Co. (Healthcare-Products)	704	53,300
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	64	6,157
Biogen Idec, Inc.* (Biotechnology)	896	130,664
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	448	17,602
Boston Scientific Corp.* (Healthcare-Products)	5,504	28,456
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,464	230,118
Brookdale Senior Living, Inc.* (Healthcare-Services)	384	6,321
CareFusion Corp.* (Healthcare-Products)	832	20,309
Celgene Corp.* (Biotechnology)	1,664	113,917
Centene Corp.* (Healthcare-Services)	192	7,304
Cepheid, Inc.* (Healthcare-Products)	256	8,202
Charles River Laboratories International, Inc.* (Biotechnology)	192	6,534
CIGNA Corp. (Healthcare-Services)	1,088	43,825
Community Health Systems, Inc.* (Healthcare-Services)	320	7,875
Covance, Inc.* (Healthcare-Services)	192	9,013
Coventry Health Care, Inc. (Healthcare-Services)	576	19,198
Covidien PLC (Healthcare-Products)	1,856	103,713
Cubist Pharmaceuticals, Inc.* (Biotechnology)	256	11,023
DaVita, Inc.* (Healthcare-Services)	384	37,793
Dendreon Corp.* (Biotechnology)	576	2,742
DENTSPLY International, Inc. (Healthcare-Products)	512	18,606
Edwards Lifesciences Corp.* (Healthcare-Products)	448	45,338
Eli Lilly & Co. (Pharmaceuticals)	3,776	166,257
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	448	13,319
Express Scripts Holding Co.* (Pharmaceuticals)	3,072	177,992
Forest Laboratories, Inc.* (Pharmaceuticals)	960	32,208
Gilead Sciences, Inc.* (Biotechnology)	2,880	156,470
Haemonetics Corp.* (Healthcare-Products)	64	4,602
HCA Holdings, Inc. (Healthcare-Services)	640	16,947
Health Management Associates, Inc.—Class A* (Healthcare-Services)	960	6,317
Health Net, Inc.* (Healthcare-Services)	320	7,046
HEALTHSOUTH Corp.* (Healthcare-Services)	384	8,602
Henry Schein, Inc.* (Healthcare-Products)	320	23,939
Hill-Rom Holdings, Inc. (Healthcare-Products)	256	6,694
HMS Holdings Corp.* (Commercial Services)	320	11,011
Hologic, Inc.* (Healthcare-Products)	1,024	18,965
Hospira, Inc.* (Healthcare-Products)	640	22,240
Human Genome Sciences, Inc.* (Biotechnology)	896	12,759
Humana, Inc. (Healthcare-Services)	640	39,424
IDEXX Laboratories, Inc.* (Healthcare-Products)	192	16,929
Illumina, Inc.* (Biotechnology)	448	18,579
Impax Laboratories, Inc.* (Pharmaceuticals)	256	5,688
Incyte Corp.* (Biotechnology)	384	9,596
InterMune, Inc.* (Biotechnology)	256	2,260
Intuitive Surgical, Inc.* (Healthcare-Products)	128	61,632
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	384	4,654
Johnson & Johnson (Healthcare-Products)	10,432	722,103
Laboratory Corp. of America Holdings* (Healthcare-Services)	384	32,291
Life Technologies Corp.* (Biotechnology)	704	30,892
LifePoint Hospitals, Inc.* (Healthcare-Services)	192	7,319
Lincare Holdings, Inc. (Healthcare-Services)	320	13,248
Magellan Health Services, Inc.* (Healthcare-Services)	128	6,170
Masimo Corp.* (Healthcare-Products)	192	4,301
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	256	8,428
Medivation, Inc.* (Pharmaceuticals)	128	12,762
Mednax, Inc.* (Healthcare-Services)	192	12,697
Medtronic, Inc. (Healthcare-Products)	3,968	156,419
Merck & Co., Inc. (Pharmaceuticals)	11,648	514,492
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,600	36,848
Myriad Genetics, Inc.* (Biotechnology)	320	7,952
Nektar Therapeutics* (Pharmaceuticals)	448	3,817
NuVasive, Inc.* (Healthcare-Products)	192	4,011
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	256	19,192
Owens & Minor, Inc. (Distribution/Wholesale)	256	7,222
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	128	6,395
PAREXEL International Corp.* (Commercial Services)	256	7,045
Patterson Cos., Inc. (Healthcare-Products)	320	10,912
PDL BioPharma, Inc. (Biotechnology)	512	3,476
Perrigo Co. (Pharmaceuticals)	320	36,486
Pfizer, Inc. (Pharmaceuticals)	28,672	689,275
Pharmacyclics, Inc.* (Pharmaceuticals)	192	10,216
PSS World Medical, Inc.* (Healthcare-Products)	192	4,011
Quest Diagnostics, Inc. (Healthcare-Services)	576	33,656
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	192	7,079
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	256	34,470
ResMed, Inc.* (Healthcare-Products)	576	18,179
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	192	8,605
Seattle Genetics, Inc.* (Biotechnology)	384	10,045
Sirona Dental Systems, Inc.* (Healthcare-Products)	192	8,300
St. Jude Medical, Inc. (Healthcare-Products)	1,216	45,430
STERIS Corp. (Healthcare-Products)	192	5,785
Stryker Corp. (Healthcare-Products)	1,152	59,939
Techne Corp. (Healthcare-Products)	128	8,842
Teleflex, Inc. (Healthcare-Products)	128	8,159
Tenet Healthcare Corp.* (Healthcare-Services)	1,600	7,392
The Cooper Cos., Inc. (Healthcare-Products)	192	14,450
Theravance, Inc.* (Pharmaceuticals)	256	7,457
Thermo Fisher Scientific, Inc. (Electronics)	1,408	78,383
Thoratec Corp.* (Healthcare-Products)	256	8,783
United Therapeutics Corp.* (Biotechnology)	192	10,518
UnitedHealth Group, Inc. (Healthcare-Services)	3,968	202,725

See accompanying notes to the financial statements.

162 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc.—Class B (Healthcare-Services)	320	$12,506
Varian Medical Systems, Inc.* (Healthcare-Products)	448	24,452
Vertex Pharmaceuticals, Inc.* (Biotechnology)	832	40,360
ViroPharma, Inc.* (Pharmaceuticals)	256	5,558
VIVUS, Inc.* (Pharmaceuticals)	384	8,076
Volcano Corp.* (Healthcare-Products)	192	5,078
Warner Chilcott PLC—Class A* (Pharmaceuticals)	640	10,880
Waters Corp.* (Electronics)	320	24,794
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	512	39,849
WellCare Health Plans, Inc.* (Healthcare-Services)	192	12,445
WellPoint, Inc. (Healthcare-Services)	1,280	68,211
West Pharmaceutical Services, Inc. (Healthcare-Products)	128	6,372
Zimmer Holdings, Inc. (Healthcare-Products)	704	41,487
TOTAL COMMON STOCKS (Cost $4,503,956)		6,109,359

Repurchase Agreements(a)(b) (34.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $3,212,010	$3,212,000	$3,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,212,000)		3,212,000
TOTAL INVESTMENT SECURITIES (Cost $7,715,956)—99.3%		9,321,359
Net other assets (liabilities)—0.7%		65,797
NET ASSETS—100.0%		$9,387,156

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,602,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$3,747,647	$36,712
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	4,279,109	57,603
		$94,315

Health Care UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Biotechnology	$958,461	10.2%
Commercial Services	18,056	0.2%
Distribution/Wholesale	7,222	0.1%
Electronics	103,177	1.1%
Healthcare-Products	1,759,366	18.7%
Healthcare-Services	684,047	7.3%
Pharmaceuticals	2,579,030	27.5%
Other**	3,277,797	34.9%
Total	$9,387,156	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 163

Common Stocks (49.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,505	$137,301
ABM Industries, Inc. (Commercial Services)	86	1,600
Acacia Research Corp.* (Media)	86	2,435
Accenture PLC—Class A (Computers)	1,505	90,751
Actuant Corp.—Class A (Miscellaneous Manufacturing)	172	4,895
Acuity Brands, Inc. (Electrical Components & Equipment)	86	4,983
Aecom Technology Corp.* (Engineering & Construction)	215	3,485
Aegion Corp.* (Engineering & Construction)	86	1,496
AGCO Corp.* (Machinery-Diversified)	215	9,426
Agilent Technologies, Inc. (Electronics)	817	31,283
Air Lease Corp.* (Diversified Financial Services)	172	3,385
Alliance Data Systems Corp.* (Commercial Services)	129	16,770
Alliant Techsystems, Inc. (Aerospace/Defense)	86	3,984
Ametek, Inc. (Electrical Components & Equipment)	559	17,329
Amphenol Corp.—Class A (Electronics)	387	22,787
Anixter International, Inc. (Telecommunications)	86	4,894
AptarGroup, Inc. (Miscellaneous Manufacturing)	129	6,451
Arrow Electronics, Inc.* (Electronics)	258	8,707
Astec Industries, Inc.* (Machinery-Construction & Mining)	43	1,256
Automatic Data Processing, Inc. (Commercial Services)	1,161	65,655
Avnet, Inc.* (Electronics)	344	10,836
AVX Corp. (Electronics)	129	1,256
Babcock & Wilcox Co.* (Machinery-Diversified)	301	7,555
Ball Corp. (Packaging & Containers)	387	16,084
BE Aerospace, Inc.* (Aerospace/Defense)	215	8,434
Belden, Inc. (Electrical Components & Equipment)	86	2,763
Bemis Co., Inc. (Packaging & Containers)	258	7,933
Benchmark Electronics, Inc.* (Electronics)	129	2,033
Boeing Co. (Aerospace/Defense)	1,548	114,413
Brady Corp.—Class A (Electronics)	129	3,422
Broadridge Financial Solutions, Inc. (Software)	301	6,372
C.H. Robinson Worldwide, Inc. (Transportation)	387	20,453
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	129	6,513
Caterpillar, Inc. (Machinery-Construction & Mining)	1,376	115,873
Ceradyne, Inc. (Miscellaneous Manufacturing)	43	946
Cintas Corp. (Textiles)	258	10,225
Clarcor, Inc. (Miscellaneous Manufacturing)	129	6,237
Clean Harbors, Inc.* (Environmental Control)	129	7,810
Cognex Corp. (Machinery-Diversified)	86	2,907
Coinstar, Inc.* (Retail)	86	4,084
Con-way, Inc. (Transportation)	129	4,595
Convergys Corp. (Commercial Services)	258	3,803
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	387	27,818
CoreLogic, Inc.* (Commercial Services)	258	5,934
Corrections Corp. of America (Commercial Services)	215	6,682
CoStar Group, Inc.* (Commercial Services)	43	3,549
Covanta Holding Corp. (Energy-Alternate Sources)	258	4,432
Crane Co. (Miscellaneous Manufacturing)	129	5,031
Crown Holdings, Inc.* (Packaging & Containers)	344	12,350
CSX Corp. (Transportation)	2,451	56,226
Cummins, Inc. (Machinery-Diversified)	387	37,113
Curtiss-Wright Corp. (Aerospace/Defense)	129	3,866
Danaher Corp. (Miscellaneous Manufacturing)	1,376	72,667
Deere & Co. (Machinery-Diversified)	946	72,672
Deluxe Corp. (Commercial Services)	129	3,653
Donaldson Co., Inc. (Miscellaneous Manufacturing)	344	11,741
Dover Corp. (Miscellaneous Manufacturing)	430	23,422
Eagle Materials, Inc. (Building Materials)	86	2,988
Eaton Corp. (Miscellaneous Manufacturing)	774	33,932
Ecolab, Inc. (Chemicals)	602	39,401
EMCOR Group, Inc. (Engineering & Construction)	172	4,529
Emerson Electric Co. (Electrical Components & Equipment)	1,720	82,164
EnerSys* (Electrical Components & Equipment)	129	4,405
Engility Holdings, Inc.* (Engineering & Construction)	43	628
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	43	1,548
Esterline Technologies Corp.* (Aerospace/Defense)	86	5,050
Euronet Worldwide, Inc.* (Commercial Services)	129	2,358
Exelis, Inc. (Aerospace/Defense)	430	4,042
Expeditors International of Washington, Inc. (Transportation)	516	18,354
Fastenal Co. (Distribution/Wholesale)	688	29,667
FedEx Corp. (Transportation)	688	62,126
FEI Co. (Electronics)	86	4,103
Fidelity National Information Services, Inc. (Software)	602	18,927
Fiserv, Inc.* (Software)	301	21,109
Flextronics International, Ltd.* (Electronics)	1,634	10,474
FLIR Systems, Inc. (Electronics)	344	7,035
Flowserve Corp. (Machinery-Diversified)	129	15,477
Fluor Corp. (Engineering & Construction)	387	19,187
Fortune Brands Home & Security, Inc.* (Building Materials)	344	7,609
Forward Air Corp. (Transportation)	86	2,878
Foster Wheeler AG* (Engineering & Construction)	258	4,654
FTI Consulting, Inc.* (Commercial Services)	86	2,196
G & K Services, Inc. (Textiles)	43	1,355
Gardner Denver, Inc. (Machinery-Diversified)	129	7,350
GATX Corp. (Trucking & Leasing)	129	5,427
General Cable Corp.* (Electrical Components & Equipment)	129	3,371
General Dynamics Corp. (Aerospace/Defense)	731	46,375
General Electric Co. (Miscellaneous Manufacturing)	24,897	516,613
Genesee & Wyoming, Inc.—Class A* (Transportation)	86	5,337
Genpact, Ltd.* (Commercial Services)	258	4,494
Global Payments, Inc. (Commercial Services)	172	7,365
Graco, Inc. (Machinery-Diversified)	129	5,919
GrafTech International, Ltd.* (Electrical Components & Equipment)	301	3,145
Granite Construction, Inc. (Engineering & Construction)	86	2,227
Greif, Inc.—Class A (Packaging & Containers)	43	1,860
Harsco Corp. (Miscellaneous Manufacturing)	172	3,655
Heartland Express, Inc. (Transportation)	129	1,793

See accompanying notes to the financial statements.

164 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
Hexcel Corp.* (Miscellaneous Manufacturing)	215	$5,007
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,677	97,350
Hub Group, Inc.—Class A* (Transportation)	86	2,558
Hubbell, Inc.—Class B (Electrical Components & Equipment)	129	10,614
Huntington Ingalls Industries, Inc.* (Shipbuilding)	129	5,030
IDEX Corp. (Machinery-Diversified)	215	8,202
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	989	53,742
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	688	29,178
IPG Photonics Corp.* (Telecommunications)	86	4,457
Iron Mountain, Inc. (Commercial Services)	387	12,465
Itron, Inc.* (Electronics)	86	3,351
ITT Corp. (Miscellaneous Manufacturing)	215	4,029
J.B. Hunt Transport Services, Inc. (Transportation)	215	11,829
Jabil Circuit, Inc. (Electronics)	473	10,264
Jack Henry & Associates, Inc. (Computers)	215	7,467
Jacobs Engineering Group, Inc.* (Engineering & Construction)	301	11,610
Joy Global, Inc. (Machinery-Construction & Mining)	258	13,401
Kaman Corp. (Aerospace/Defense)	43	1,401
Kansas City Southern Industries, Inc. (Transportation)	258	18,782
Kaydon Corp. (Metal Fabricate/Hardware)	86	1,815
KBR, Inc. (Engineering & Construction)	344	9,027
Kennametal, Inc. (Hand/Machine Tools)	172	6,347
Kirby Corp.* (Transportation)	129	6,807
Knight Transportation, Inc. (Transportation)	129	1,978
L-3 Communications Holdings, Inc. (Aerospace/Defense)	215	15,241
Landstar System, Inc. (Transportation)	129	6,374
Lender Processing Services, Inc. (Commercial Services)	215	5,304
Lennox International, Inc. (Building Materials)	129	5,633
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	215	8,574
LinkedIn Corp.—Class A* (Internet)	129	13,242
Littelfuse, Inc. (Electrical Components & Equipment)	43	2,307
Lockheed Martin Corp. (Aerospace/Defense)	602	53,741
Louisiana-Pacific Corp.* (Building Materials)	301	3,106
Manitowoc Co. (Machinery-Diversified)	301	3,612
Manpower, Inc. (Commercial Services)	172	6,120
Martin Marietta Materials (Building Materials)	86	6,462
Masco Corp. (Building Materials)	860	10,346
Matson, Inc. (Transportation)	86	2,112
MDU Resources Group, Inc. (Electric)	430	9,628
MeadWestvaco Corp. (Forest Products & Paper)	387	10,991
Mettler Toledo International, Inc.* (Electronics)	86	13,313
Mine Safety Appliances Co. (Environmental Control)	86	2,952
Molex, Inc. (Electrical Components & Equipment)	172	4,321
Molex, Inc.—Class A (Electrical Components & Equipment)	172	3,557
Monster Worldwide, Inc.* (Commercial Services)	301	2,182
Moog, Inc.—Class A* (Aerospace/Defense)	86	3,130
MSC Industrial Direct Co.—Class A (Retail)	129	8,866
Mueller Industries, Inc. (Metal Fabricate/Hardware)	86	3,666
National Instruments Corp. (Electronics)	215	5,556
Navistar International Corp.* (Auto Manufacturers)	129	3,173
NeuStar, Inc.* (Telecommunications)	172	6,091
Nordson Corp. (Machinery-Diversified)	129	6,613
Norfolk Southern Corp. (Transportation)	774	57,315
Northrop Grumman Corp. (Aerospace/Defense)	559	37,006
Old Dominion Freight Line, Inc.* (Transportation)	129	5,470
Orbital Sciences Corp.* (Aerospace/Defense)	129	1,690
Oshkosh Truck Corp.* (Auto Manufacturers)	215	4,842
Owens Corning, Inc.* (Building Materials)	258	6,930
Owens-Illinois, Inc.* (Packaging & Containers)	387	7,140
PACCAR, Inc. (Auto Manufacturers)	860	34,409
Packaging Corp. of America (Packaging & Containers)	215	6,620
Pall Corp. (Miscellaneous Manufacturing)	258	13,780
Parker Hannifin Corp. (Miscellaneous Manufacturing)	344	27,630
Paychex, Inc. (Commercial Services)	774	25,302
Pentair, Inc. (Miscellaneous Manufacturing)	215	9,423
PerkinElmer, Inc. (Electronics)	258	6,592
PHH Corp.* (Commercial Services)	129	2,091
Plexus Corp.* (Electronics)	86	2,470
Precision Castparts Corp. (Metal Fabricate/Hardware)	344	53,513
Quanta Services, Inc.* (Commercial Services)	473	10,874
R.R. Donnelley & Sons Co. (Commercial Services)	430	5,212
Raytheon Co. (Aerospace/Defense)	774	42,942
Regal-Beloit Corp. (Hand/Machine Tools)	86	5,536
Republic Services, Inc. (Environmental Control)	731	21,148
Resources Connection, Inc. (Commercial Services)	86	971
Robbins & Myers, Inc. (Machinery-Diversified)	86	3,942
Robert Half International, Inc. (Commercial Services)	344	9,291
Rock-Tenn Co.—Class A (Packaging & Containers)	172	10,014
Rockwell Automation, Inc. (Machinery-Diversified)	344	23,172
Rockwell Collins, Inc. (Aerospace/Defense)	344	17,396
Roper Industries, Inc. (Machinery-Diversified)	215	21,382
Ryder System, Inc. (Transportation)	129	5,088
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	43	1,235
Sealed Air Corp. (Packaging & Containers)	430	6,966
Shaw Group, Inc.* (Engineering & Construction)	172	6,699
Sherwin-Williams Co. (Chemicals)	215	28,885
Silgan Holdings, Inc. (Packaging & Containers)	129	5,316
Simpson Manufacturing Co., Inc. (Building Materials)	86	2,085
Smith Corp. (Miscellaneous Manufacturing)	86	4,250
Sonoco Products Co. (Packaging & Containers)	258	7,820
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	258	6,063
SPX Corp. (Miscellaneous Manufacturing)	129	7,833
Stericycle, Inc.* (Environmental Control)	215	19,963
TE Connectivity, Ltd. (Electronics)	989	32,647
Teekay Shipping Corp. (Transportation)	86	2,643
Teledyne Technologies, Inc.* (Aerospace/Defense)	86	5,358
Terex Corp.* (Machinery-Construction & Mining)	258	5,031

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 165

Common Stocks, continued

	Shares	Value
Tetra Tech, Inc.* (Environmental Control)	129	$3,317
Texas Industries, Inc. (Building Materials)	43	1,796
Textron, Inc. (Miscellaneous Manufacturing)	645	16,802
The Brink’s Co. (Miscellaneous Manufacturing)	129	2,993
The Corporate Executive Board Co. (Commercial Services)	86	3,967
The Geo Group, Inc.* (Commercial Services)	129	2,982
The Timken Co. (Metal Fabricate/Hardware)	172	6,226
The Valspar Corp. (Chemicals)	215	10,793
Toro Co. (Housewares)	172	6,467
Total System Services, Inc. (Commercial Services)	430	10,169
Towers Watson & Co.—Class A (Commercial Services)	129	7,563
TransDigm Group, Inc.* (Aerospace/Defense)	129	15,913
Trimble Navigation, Ltd.* (Electronics)	301	13,322
Trinity Industries, Inc. (Miscellaneous Manufacturing)	172	4,816
Triumph Group, Inc. (Aerospace/Defense)	86	5,378
TrueBlue, Inc.* (Commercial Services)	86	1,309
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,075	59,060
Union Pacific Corp. (Transportation)	1,118	137,078
United Parcel Service, Inc.—Class B (Transportation)	1,720	130,049
United Rentals, Inc.* (Commercial Services)	172	4,973
United Stationers, Inc. (Distribution/Wholesale)	86	2,168
United Technologies Corp. (Aerospace/Defense)	1,849	137,640
Universal Display Corp.* (Electrical Components & Equipment)	86	2,731
URS Corp. (Engineering & Construction)	172	6,032
USG Corp.* (Building Materials)	172	2,793
UTI Worldwide, Inc. (Transportation)	258	3,418
Valmont Industries, Inc. (Metal Fabricate/Hardware)	43	5,327
Veeco Instruments, Inc.* (Semiconductors)	86	3,071
Verisk Analytics, Inc.—Class A* (Commercial Services)	344	17,286
Vishay Intertechnology, Inc.* (Electronics)	344	3,395
VistaPrint N.V.* (Commercial Services)	86	2,967
Vulcan Materials Co. (Mining)	258	9,995
W.W. Grainger, Inc. (Distribution/Wholesale)	129	26,423
Wabtec Corp. (Machinery-Diversified)	129	10,214
Waste Connections, Inc. (Environmental Control)	258	7,939
Waste Management, Inc. (Environmental Control)	1,032	35,501
Watsco, Inc. (Distribution/Wholesale)	43	2,921
Werner Enterprises, Inc. (Transportation)	129	2,977
WESCO International, Inc.* (Distribution/Wholesale)	86	4,791
Woodward, Inc. (Electronics)	129	4,331
World Fuel Services Corp. (Retail)	172	6,964
Wright Express Corp.* (Commercial Services)	86	5,537
Xylem, Inc. (Machinery-Diversified)	430	10,311
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	129	4,456
TOTAL COMMON STOCKS (Cost $3,122,947)		4,120,773

Repurchase Agreements(a)(b) (41.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $3,478,011	$3,478,000	$3,478,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,478,000)		3,478,000
TOTAL INVESTMENT SECURITIES (Cost $6,600,947)—91.4%		7,598,773
Net other assets (liabilities)—8.6%		713,439
NET ASSETS—100.0%		$8,312,212

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,127,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$4,100,152	$55,349
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	4,271,212	70,462
		$125,811

Industrials UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$529,063	6.5%
Auto Manufacturers	42,424	0.5%
Building Materials	49,748	0.6%
Chemicals	79,079	1.0%
Commercial Services	260,624	3.1%
Computers	98,218	1.2%
Distribution/Wholesale	65,970	0.8%
Diversified Financial Services	3,385	NM
Electric	9,628	0.1%
Electrical Components & Equipment	141,690	1.7%
Electronics	197,177	2.4%
Energy-Alternate Sources	4,432	0.1%
Engineering & Construction	69,574	0.8%
Environmental Control	98,630	1.2%
Forest Products & Paper	10,991	0.1%
Hand/Machine Tools	20,457	0.2%

See accompanying notes to the financial statements.

166 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

	Value	% of Net Assets
Housewares	$6,467	0.1%
Internet	13,242	0.2%
Iron/Steel	1,235	NM
Machinery-Construction & Mining	135,561	1.6%
Machinery-Diversified	250,323	3.0%
Media	2,435	NM
Metal Fabricate/Hardware	70,547	0.8%
Mining	9,995	0.1%
Miscellaneous Manufacturing	1,194,663	14.4%
Packaging & Containers	82,103	1.0%
Retail	19,914	0.2%
Semiconductors	3,071	NM
Shipbuilding	5,030	0.1%
Software	46,408	0.6%
Telecommunications	15,442	0.2%
Textiles	11,580	0.1%
Transportation	566,240	6.8%
Trucking & Leasing	5,427	0.1%
Other**	4,191,439	50.4%
Total	$8,312,212	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 167

Common Stocks (60.2%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	9,435	$331,923
Allscripts Healthcare Solutions, Inc.* (Software)	16,660	153,272
Amazon.com, Inc.* (Internet)	3,740	872,542
Ariba, Inc.* (Software)	5,695	253,029
Check Point Software Technologies, Ltd.* (Software)	6,460	313,762
Concur Technologies, Inc.* (Software)	3,315	223,895
Constant Contact, Inc.* (Internet)	5,270	88,378
DealerTrack Holdings, Inc.* (Internet)	5,355	156,205
Digital River, Inc.* (Internet)	6,800	120,972
E*TRADE Financial Corp.* (Diversified Financial Services)	22,610	172,514
EarthLink, Inc. (Internet)	15,895	108,881
eBay, Inc.* (Internet)	16,150	715,445
Ebix, Inc. (Software)	5,950	129,056
Equinix, Inc.* (Internet)	1,955	348,342
Expedia, Inc. (Internet)	5,525	314,870
Google, Inc.—Class A* (Internet)	1,785	1,129,852
IAC/InterActiveCorp (Internet)	4,845	254,896
j2 Global, Inc. (Computers)	5,780	172,995
Juniper Networks, Inc.* (Telecommunications)	20,740	363,572
LinkedIn Corp.—Class A* (Internet)	3,060	314,109
Monster Worldwide, Inc.* (Commercial Services)	16,320	118,320
Netflix, Inc.* (Internet)	3,570	202,955
NETGEAR, Inc.* (Telecommunications)	4,505	156,008
Priceline.com, Inc.* (Internet)	935	618,727
Quest Software, Inc.* (Software)	6,460	180,492
Rackspace Hosting, Inc.* (Internet)	6,035	264,816
Salesforce.com, Inc.* (Software)	3,315	412,253
Sapient Corp. (Internet)	13,090	130,376
Sonus Networks, Inc.* (Telecommunications)	41,140	68,292
TD Ameritrade Holding Corp. (Diversified Financial Services)	14,025	223,278
Tibco Software, Inc.* (Internet)	9,520	267,417
TripAdvisor, Inc.* (Internet)	5,950	222,590
United Online, Inc. (Internet)	21,420	90,821
ValueClick, Inc.* (Internet)	9,095	142,882
VeriSign, Inc.* (Internet)	7,565	336,037
VirnetX Holding Corp.* (Internet)	4,675	110,611
Vocus, Inc.* (Internet)	5,270	91,171
WebMD Health Corp.* (Internet)	5,865	86,274
Websense, Inc.* (Internet)	6,290	94,413
Yahoo!, Inc.* (Internet)	29,495	467,201
TOTAL COMMON STOCKS (Cost $6,023,004)		10,823,444

Repurchase Agreements(a)(b) (40.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $7,203,022	$7,203,000	$7,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,203,000)		7,203,000
TOTAL INVESTMENT SECURITIES (Cost $13,226,004)—100.3%		18,026,444
Net other assets (liabilities)—(0.3)%		(62,454)
NET ASSETS—100.0%		$17,963,990

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,721,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$9,893,601	$(29,297)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	6,236,128	62,516
		$33,219

Internet UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Commercial Services	$118,320	0.7%
Computers	172,995	1.0%
Diversified Financial Services	395,792	2.2%
Internet	7,882,706	43.7%
Software	1,665,759	9.3%
Telecommunications	587,872	3.3%
Other**	7,140,546	39.8%
Total	$17,963,990	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

168 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (56.2%)

	Shares	Value
Crown Castle International Corp.* (Telecommunications)	33,264	$2,058,376
MetroPCS Communications, Inc.* (Telecommunications)	40,128	351,521
NII Holdings, Inc.—Class B* (Telecommunications)	21,648	146,124
SBA Communications Corp.—Class A* (Telecommunications)	15,312	904,327
Sprint Nextel Corp.* (Telecommunications)	374,352	1,632,175
Telephone & Data Systems, Inc. (Telecommunications)	12,672	307,043
US Cellular Corp.* (Telecommunications)	2,112	86,845
TOTAL COMMON STOCKS (Cost $4,668,576)		5,486,411

Repurchase Agreements(a)(b) (42.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,129,013	$4,129,000	$4,129,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,129,000)		4,129,000
TOTAL INVESTMENT SECURITIES (Cost $8,797,576)—98.6%		9,615,411
Net other assets (liabilities)—1.4%		133,051
NET ASSETS—100.0%		$9,748,462

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,241,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$5,078,790	$402,876
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	4,069,944	349,609
		$752,485

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Telecommunications	$5,486,411	56.2%
Other**	4,262,051	43.8%
Total	$9,748,462	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 169

Common Stocks (71.1%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	10,385	$721,134
Apache Corp. (Oil & Gas)	8,060	694,127
Atwood Oceanics, Inc.* (Oil & Gas)	1,240	55,217
Baker Hughes, Inc. (Oil & Gas Services)	8,990	416,417
Berry Petroleum Co.—Class A (Oil & Gas)	1,085	41,252
Bill Barrett Corp.* (Oil & Gas)	930	19,586
Bristow Group, Inc. (Transportation)	775	35,472
Cabot Oil & Gas Corp. (Oil & Gas)	4,340	183,105
Cameron International Corp.* (Oil & Gas Services)	5,115	257,131
CARBO Ceramics, Inc. (Oil & Gas Services)	465	29,844
Carrizo Oil & Gas, Inc.* (Oil & Gas)	775	19,538
Chart Industries, Inc.* (Machinery-Diversified)	620	40,213
Cheniere Energy, Inc.* (Oil & Gas)	4,495	61,267
Chesapeake Energy Corp. (Oil & Gas)	13,640	256,705
Chevron Corp. (Oil & Gas)	41,075	4,500,998
Cimarex Energy Co. (Oil & Gas)	1,705	96,656
Cobalt International Energy, Inc.* (Oil & Gas)	3,875	97,262
Comstock Resources, Inc.* (Oil & Gas)	930	15,047
Concho Resources, Inc.* (Oil & Gas)	2,170	184,992
ConocoPhillips (Oil & Gas)	26,350	1,434,494
Continental Resources, Inc.* (Oil & Gas)	1,240	79,348
Core Laboratories N.V. (Oil & Gas Services)	930	103,751
CVR Energy, Inc.* (Oil & Gas)	310	8,854
Denbury Resources, Inc.* (Oil & Gas)	8,215	124,211
Devon Energy Corp. (Oil & Gas)	7,905	467,344
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,395	91,261
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,550	72,090
Dril-Quip, Inc.* (Oil & Gas Services)	775	56,815
Energen Corp. (Oil & Gas)	1,550	79,375
EOG Resources, Inc. (Oil & Gas)	5,580	546,896
EQT Corp. (Oil & Gas)	3,100	174,840
EXCO Resources, Inc. (Oil & Gas)	3,100	21,824
Exterran Holdings, Inc.* (Oil & Gas Services)	1,395	20,604
Exxon Mobil Corp. (Oil & Gas)	97,185	8,440,517
First Solar, Inc.* (Energy-Alternate Sources)	1,240	19,270
FMC Technologies, Inc.* (Oil & Gas Services)	4,960	223,795
Forest Oil Corp.* (Oil & Gas)	2,480	16,988
GT Advanced Technologies, Inc.* (Semiconductors)	2,480	12,698
Gulfport Energy Corp.* (Oil & Gas)	930	19,158
Halliburton Co. (Oil & Gas Services)	19,065	631,623
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,015	36,028
Helmerich & Payne, Inc. (Oil & Gas)	2,015	93,697
Hess Corp. (Oil & Gas)	6,355	299,702
HollyFrontier Corp. (Oil & Gas)	4,030	150,682
Key Energy Services, Inc.* (Oil & Gas Services)	3,100	24,831
Kinder Morgan, Inc. (Pipelines)	11,470	410,741
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,425	45,299
Lufkin Industries, Inc. (Oil & Gas Services)	775	35,689
Marathon Oil Corp. (Oil & Gas)	14,725	389,771
Marathon Petroleum Corp. (Oil & Gas)	7,130	337,249
McDermott International, Inc.* (Engineering & Construction)	4,805	56,219
McMoRan Exploration Co.* (Oil & Gas)	2,170	28,340
Murphy Oil Corp. (Oil & Gas)	4,030	216,250
Nabors Industries, Ltd.* (Oil & Gas)	6,045	83,663
National Oilwell Varco, Inc. (Oil & Gas Services)	8,835	638,770
Newfield Exploration Co.* (Oil & Gas)	2,790	85,179
Noble Corp. (Oil & Gas)	5,425	200,725
Noble Energy, Inc. (Oil & Gas)	3,720	325,240
Oasis Petroleum, Inc.* (Oil & Gas)	1,395	36,521
Occidental Petroleum Corp. (Oil & Gas)	16,895	1,470,372
Oceaneering International, Inc. (Oil & Gas Services)	2,325	120,179
OGE Energy Corp. (Electric)	2,015	107,017
Oil States International, Inc.* (Oil & Gas Services)	1,085	78,879
Parker Drilling Co.* (Oil & Gas)	2,480	11,482
Patterson-UTI Energy, Inc. (Oil & Gas)	3,255	50,387
Phillips 66 (Oil & Gas)	12,865	483,724
Pioneer Natural Resources Co. (Oil & Gas)	2,480	219,802
Plains Exploration & Production Co.* (Oil & Gas)	2,635	105,295
QEP Resources, Inc. (Oil & Gas)	3,720	111,712
Range Resources Corp. (Oil & Gas)	3,410	213,466
Rosetta Resources, Inc.* (Oil & Gas)	1,085	45,266
Rowan Cos. PLC—Class A* (Oil & Gas)	2,635	92,568
SandRidge Energy, Inc.* (Oil & Gas)	7,905	53,912
Schlumberger, Ltd. (Oil & Gas Services)	27,745	1,977,109
SEACOR SMIT, Inc.* (Oil & Gas Services)	465	39,502
SM Energy Co. (Oil & Gas)	1,395	65,691
Southwestern Energy Co.* (Oil & Gas)	7,130	237,072
Sunoco, Inc. (Oil & Gas)	2,170	104,572
Superior Energy Services, Inc.* (Oil & Gas Services)	3,324	72,031
Swift Energy Co.* (Oil & Gas)	930	17,382
Tesoro Petroleum Corp.* (Oil & Gas)	2,945	81,429
The Williams Cos., Inc. (Pipelines)	13,020	413,906
Tidewater, Inc. (Transportation)	1,085	52,698
Transocean, Ltd. (Oil & Gas)	7,285	341,157
Ultra Petroleum Corp.* (Oil & Gas)	3,100	73,656
Unit Corp.* (Oil & Gas)	930	36,977
Valero Energy Corp. (Oil & Gas)	11,470	315,425
Weatherford International, Ltd.* (Oil & Gas Services)	15,810	190,510
Whiting Petroleum Corp.* (Oil & Gas)	2,480	100,192
WPX Energy, Inc.* (Oil & Gas)	4,030	64,278
TOTAL COMMON STOCKS (Cost $13,201,259)		31,213,963

Repurchase Agreements(a)(b) (34.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $14,935,046	$14,935,000	$14,935,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,935,000)		14,935,000
TOTAL INVESTMENT SECURITIES (Cost $28,136,259)—105.1%		46,148,963
Net other assets (liabilities)—(5.1)%		(2,230,374)
NET ASSETS—100.0%		$43,918,589

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $8,636,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

170 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$17,915,831	$281,969
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	16,858,273	329,983
		$611,952

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Electric	$107,017	0.2%
Energy-Alternate Sources	19,270	NM
Engineering & Construction	56,219	0.1%
Machinery-Diversified	40,213	0.1%
Oil & Gas	25,040,131	57.1%
Oil & Gas Services	5,025,598	11.4%
Pipelines	824,647	1.9%
Semiconductors	12,698	NM
Transportation	88,170	0.3%
Other**	12,704,626	28.9%
Total	$43,918,589	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 171

Common Stocks (67.4%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,526	$67,953
Baker Hughes, Inc. (Oil & Gas Services)	11,554	535,181
Bristow Group, Inc. (Transportation)	872	39,911
Cameron International Corp.* (Oil & Gas Services)	6,540	328,766
CARBO Ceramics, Inc. (Oil & Gas Services)	545	34,978
Chart Industries, Inc.* (Machinery-Diversified)	763	49,488
Core Laboratories N.V. (Oil & Gas Services)	1,308	145,921
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,744	114,093
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,962	91,253
Dril-Quip, Inc.* (Oil & Gas Services)	981	71,917
Exterran Holdings, Inc.* (Oil & Gas Services)	1,744	25,759
FMC Technologies, Inc.* (Oil & Gas Services)	6,431	290,167
Halliburton Co. (Oil & Gas Services)	24,525	812,513
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,725	48,723
Helmerich & Payne, Inc. (Oil & Gas)	2,616	121,644
Key Energy Services, Inc.* (Oil & Gas Services)	4,033	32,304
Kinder Morgan, Inc. (Pipelines)	14,715	526,944
Lufkin Industries, Inc. (Oil & Gas Services)	872	40,156
McDermott International, Inc.* (Engineering & Construction)	6,213	72,692
Nabors Industries, Ltd.* (Oil & Gas)	7,630	105,599
National Oilwell Varco, Inc. (Oil & Gas Services)	11,227	811,712
Noble Corp. (Oil & Gas)	6,976	258,112
Oceaneering International, Inc. (Oil & Gas Services)	2,834	146,489
OGE Energy Corp. (Electric)	2,616	138,936
Oil States International, Inc.* (Oil & Gas Services)	1,417	103,016
Parker Drilling Co.* (Oil & Gas)	3,161	14,635
Patterson-UTI Energy, Inc. (Oil & Gas)	4,142	64,118
Rowan Cos. PLC—Class A* (Oil & Gas)	3,270	114,875
Schlumberger, Ltd. (Oil & Gas Services)	35,534	2,532,153
SEACOR SMIT, Inc.* (Oil & Gas Services)	545	46,298
Superior Energy Services, Inc.* (Oil & Gas Services)	4,378	94,871
The Williams Cos., Inc. (Pipelines)	16,677	530,162
Tidewater, Inc. (Transportation)	1,417	68,824
Transocean, Ltd. (Oil & Gas)	9,374	438,984
Unit Corp.* (Oil & Gas)	1,308	52,006
Weatherford International, Ltd.* (Oil & Gas Services)	20,274	244,302
TOTAL COMMON STOCKS (Cost $4,912,692)		9,215,455

Repurchase Agreements(a)(b) (30.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,194,013	$4,194,000	$4,194,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,194,000)		4,194,000
TOTAL INVESTMENT SECURITIES (Cost $9,106,692)—98.1%		13,409,455
Net other assets (liabilities)—1.9%		256,575
NET ASSETS—100.0%		$13,666,030

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,233,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$4,444,584	$263,670
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	6,822,783	169,249
		$432,919

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Electric	$138,936	1.0%
Engineering & Construction	72,692	0.5%
Machinery-Diversified	49,488	0.4%
Oil & Gas	1,352,019	9.9%
Oil & Gas Services	6,436,479	47.1%
Pipelines	1,057,106	7.7%
Transportation	108,735	0.8%
Other**	4,450,575	32.6%
Total	$13,666,030	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

172 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (53.0%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	15,515	$1,028,800
Alkermes PLC* (Pharmaceuticals)	963	17,902
Allergan, Inc. (Pharmaceuticals)	2,996	245,882
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,605	30,704
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	428	11,530
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,692	594,235
Eli Lilly & Co. (Pharmaceuticals)	9,737	428,720
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,177	34,992
Forest Laboratories, Inc.* (Pharmaceuticals)	2,461	82,567
Hospira, Inc.* (Healthcare-Products)	1,605	55,774
Impax Laboratories, Inc.* (Pharmaceuticals)	642	14,265
Johnson & Johnson (Healthcare-Products)	26,964	1,866,448
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	535	17,612
Merck & Co., Inc. (Pharmaceuticals)	29,960	1,323,333
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,173	96,104
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	321	16,037
Perrigo Co. (Pharmaceuticals)	856	97,601
Pfizer, Inc. (Pharmaceuticals)	73,830	1,774,873
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	535	19,725
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	535	23,979
Theravance, Inc.* (Pharmaceuticals)	642	18,702
ViroPharma, Inc.* (Pharmaceuticals)	749	16,261
VIVUS, Inc.* (Pharmaceuticals)	963	20,252
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,712	29,104
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,284	99,934
TOTAL COMMON STOCKS (Cost $6,890,477)		7,965,336

Repurchase Agreements(a)(b) (46.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $7,037,022	$7,037,000	$7,037,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,037,000)		7,037,000
TOTAL INVESTMENT SECURITIES (Cost $13,927,477)—99.8%		15,002,336
Net other assets (liabilities)—0.2%		30,586
NET ASSETS—100.0%		$15,032,922

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,933,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$6,829,679	$83,853
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	7,748,406	115,217
		$199,070

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Biotechnology	$30,704	0.2%
Healthcare-Products	1,922,222	12.8%
Pharmaceuticals	6,012,410	40.0%
Other**	7,067,586	47.0%
Total	$15,032,922	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 173

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $30,249,093	$30,249,000	$30,249,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,249,000)		30,249,000
TOTAL INVESTMENT SECURITIES (Cost $30,249,000)—97.4%		30,249,000
Net other assets (liabilities)—2.6%		819,783
NET ASSETS—100.0%		$31,068,783

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $9,271,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$22,318,832	$844,185
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	24,281,643	1,018,119
		$1,862,304

See accompanying notes to the financial statements.

174 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (55.5%)

	Shares	Value
Alexander & Baldwin, Inc.* (Real Estate)	2,175	$69,687
Alexandria Real Estate Equities, Inc. (REIT)	3,190	234,401
American Campus Communities, Inc. (REIT)	4,495	214,232
American Capital Agency Corp. (REIT)	16,965	596,150
American Tower Corp. (REIT)	20,155	1,457,408
Annaly Mortgage Management, Inc. (REIT)	49,590	864,354
Apartment Investment and Management Co.—Class A (REIT)	6,235	171,026
AvalonBay Communities, Inc. (REIT)	4,930	725,154
BioMed Realty Trust, Inc. (REIT)	7,830	147,204
Boston Properties, Inc. (REIT)	7,685	852,266
Brandywine Realty Trust (REIT)	7,395	87,853
BRE Properties, Inc.—Class A (REIT)	3,915	206,242
Brookfield Properties Corp. (Real Estate)	13,195	225,239
Camden Property Trust (REIT)	4,060	289,519
CBL & Associates Properties, Inc. (REIT)	7,540	148,764
CBRE Group, Inc.—Class A* (Real Estate)	15,370	239,465
Chimera Investment Corp. (REIT)	52,490	113,378
Colonial Properties Trust (REIT)	4,495	101,812
CommonWealth REIT (REIT)	4,206	76,708
Corporate Office Properties Trust (REIT)	3,625	80,693
DCT Industrial Trust, Inc. (REIT)	12,615	78,970
DDR Corp. (REIT)	11,890	178,826
DiamondRock Hospitality Co. (REIT)	9,570	90,532
Digital Realty Trust, Inc. (REIT)	6,235	486,766
Douglas Emmett, Inc. (REIT)	7,105	167,039
Duke Realty Corp. (REIT)	13,630	197,090
DuPont Fabros Technology, Inc. (REIT)	3,190	85,811
EastGroup Properties, Inc. (REIT)	1,450	77,546
Entertainment Properties Trust (REIT)	2,320	104,771
Equity Lifestyle Properties, Inc. (REIT)	2,175	156,426
Equity Residential (REIT)	15,370	973,075
Essex Property Trust, Inc. (REIT)	1,740	273,806
Extra Space Storage, Inc. (REIT)	5,365	175,650
Federal Realty Investment Trust (REIT)	3,190	346,625
Forest City Enterprises, Inc.—Class A* (Real Estate)	6,815	96,160
Franklin Street Properties Corp. (REIT)	3,770	39,095
General Growth Properties, Inc. (REIT)	19,720	357,326
Hatteras Financial Corp. (REIT)	4,930	144,202
HCP, Inc. (REIT)	21,460	1,013,127
Health Care REIT, Inc. (REIT)	10,875	676,751
Healthcare Realty Trust, Inc. (REIT)	3,915	96,152
Highwoods Properties, Inc. (REIT)	3,770	127,690
Home Properties, Inc. (REIT)	2,465	161,729
Hospitality Properties Trust (REIT)	6,235	151,323
Host Hotels & Resorts, Inc. (REIT)	36,685	538,536
Invesco Mortgage Capital, Inc. (REIT)	5,945	117,652
Jones Lang LaSalle, Inc. (Real Estate)	2,175	145,051
Kilroy Realty Corp. (REIT)	3,480	164,743
Kimco Realty Corp. (REIT)	20,735	404,125
LaSalle Hotel Properties (REIT)	4,350	114,231
Lexington Realty Trust (REIT)	6,960	62,222
Liberty Property Trust (REIT)	5,945	215,744
Mack-Cali Realty Corp. (REIT)	4,495	120,421
MFA Financial, Inc. (REIT)	18,270	147,622
Mid-America Apartment Communities, Inc. (REIT)	2,030	140,537
National Retail Properties, Inc. (REIT)	4,930	145,435
OMEGA Healthcare Investors, Inc. (REIT)	5,365	130,048
Piedmont Office Realty Trust, Inc.—Class A (REIT)	8,845	150,896
Plum Creek Timber Co., Inc. (Forest Products & Paper)	8,265	335,476
Post Properties, Inc. (REIT)	2,755	142,296
Potlatch Corp. (REIT)	2,030	70,258
Prologis, Inc. (REIT)	23,490	759,432
Public Storage, Inc. (REIT)	7,250	1,079,887
Rayonier, Inc. (REIT)	6,235	297,347
Realty Income Corp. (REIT)	6,815	280,778
Redwood Trust, Inc. (REIT)	3,625	46,726
Regency Centers Corp. (REIT)	4,640	222,024
Senior Housing Properties Trust (REIT)	8,265	188,029
Simon Property Group, Inc. (REIT)	14,935	2,396,918
SL Green Realty Corp. (REIT)	4,640	365,400
St. Joe Co.* (Real Estate)	4,640	78,555
Starwood Property Trust, Inc. (REIT)	5,945	132,336
Sunstone Hotel Investors, Inc.* (REIT)	6,090	60,961
Tanger Factory Outlet Centers, Inc. (REIT)	4,640	149,408
Taubman Centers, Inc. (REIT)	2,900	224,808
The Howard Hughes Corp.* (Real Estate)	1,305	80,427
The Macerich Co. (REIT)	6,815	398,064
Two Harbors Investment Corp. (REIT)	13,630	156,336
UDR, Inc. (REIT)	11,745	312,534
Ventas, Inc. (REIT)	14,790	994,627
Vornado Realty Trust (REIT)	9,425	786,987
Washington REIT (REIT)	3,335	89,045
Weingarten Realty Investors (REIT)	6,235	167,597
Weyerhaeuser Co. (REIT)	27,260	636,521
TOTAL COMMON STOCKS (Cost $19,627,432)		26,208,083

Repurchase Agreements(a)(b) (55.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $26,206,080	$26,206,000	$26,206,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,206,000)		26,206,000
TOTAL INVESTMENT SECURITIES (Cost $45,833,432)—111.0%		52,414,083
Net other assets (liabilities)—(11.0)%		(5,208,980)
NET ASSETS—100.0%		$47,205,103

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $11,634,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 175

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$25,451,053	$313,455
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	19,059,814	331,906
		$645,361

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Forest Products & Paper	$335,476	0.7%
REIT	24,938,023	52.8%
Real Estate	934,584	2.0%
Other**	20,997,020	44.5%
Total	$47,205,103	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

176 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (57.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	3,774	$15,322
Altera Corp. (Semiconductors)	2,072	73,452
Analog Devices, Inc. (Semiconductors)	1,924	75,190
Applied Materials, Inc. (Semiconductors)	8,362	91,062
Atmel Corp.* (Semiconductors)	2,886	16,912
ATMI, Inc.* (Semiconductors)	222	4,214
Broadcom Corp.—Class A (Semiconductors)	3,108	105,299
Cabot Microelectronics Corp. (Semiconductors)	148	4,351
Cavium, Inc.* (Semiconductors)	296	7,998
Cirrus Logic, Inc.* (Semiconductors)	444	16,326
Cree, Inc.* (Semiconductors)	740	17,723
Cymer, Inc.* (Electronics)	148	8,467
Cypress Semiconductor Corp. (Semiconductors)	1,036	11,075
Fairchild Semiconductor International, Inc.* (Semiconductors)	814	11,282
Hittite Microwave Corp.* (Semiconductors)	148	7,499
Integrated Device Technology, Inc.* (Semiconductors)	888	4,476
Intel Corp. (Semiconductors)	32,486	834,890
InterDigital, Inc. (Telecommunications)	296	8,081
International Rectifier Corp.* (Semiconductors)	444	7,566
Intersil Corp.—Class A (Semiconductors)	814	7,497
KLA-Tencor Corp. (Semiconductors)	1,110	56,510
Lam Research Corp.* (Semiconductors)	1,258	43,288
Linear Technology Corp. (Semiconductors)	1,406	45,344
LSI Logic Corp.* (Semiconductors)	3,626	25,019
Marvell Technology Group, Ltd. (Semiconductors)	3,182	35,829
Maxim Integrated Products, Inc. (Semiconductors)	1,924	52,391
Microchip Technology, Inc. (Semiconductors)	1,258	41,992
Micron Technology, Inc.* (Semiconductors)	6,438	39,980
Microsemi Corp.* (Semiconductors)	592	11,461
NVIDIA Corp.* (Semiconductors)	3,996	54,106
OmniVision Technologies, Inc.* (Semiconductors)	370	5,187
ON Semiconductor Corp.* (Semiconductors)	2,960	20,542
PMC-Sierra, Inc.* (Semiconductors)	1,480	7,874
RF Micro Devices, Inc.* (Telecommunications)	1,776	6,891
SanDisk Corp.* (Computers)	1,554	63,916
Semtech Corp.* (Semiconductors)	444	10,607
Silicon Laboratories, Inc.* (Semiconductors)	296	10,937
Skyworks Solutions, Inc.* (Semiconductors)	1,258	36,394
Teradyne, Inc.* (Semiconductors)	1,184	17,417
Tessera Technologies, Inc. (Semiconductors)	296	4,277
Texas Instruments, Inc. (Semiconductors)	7,400	201,576
TriQuint Semiconductor, Inc.* (Semiconductors)	1,036	5,843
Xilinx, Inc. (Semiconductors)	1,702	55,145
TOTAL COMMON STOCKS (Cost $1,004,600)		2,181,208

Repurchase Agreements(a)(b) (39.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $1,485,005	$1,485,000	$1,485,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,485,000)		1,485,000
TOTAL INVESTMENT SECURITIES (Cost $2,489,600)—96.6%		3,666,208
Net other assets (liabilities)—3.4%		129,441
NET ASSETS—100.0%		$3,795,649

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $620,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$2,195,125	$88,259
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	1,309,759	49,685
		$137,944

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Computers	$63,916	1.7%
Electronics	8,467	0.2%
Semiconductors	2,093,853	55.2%
Telecommunications	14,972	0.4%
Other**	1,614,441	42.5%
Total	$3,795,649	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 177

Common Stocks (50.8%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	130	$5,721
Acme Packet, Inc.* (Telecommunications)	130	2,061
Adobe Systems, Inc.* (Software)	1,430	44,158
ADTRAN, Inc. (Telecommunications)	130	2,805
Advanced Micro Devices, Inc.* (Semiconductors)	1,690	6,861
Advent Software, Inc.* (Software)	130	2,959
Akamai Technologies, Inc.* (Internet)	520	18,294
Allscripts Healthcare Solutions, Inc.* (Software)	520	4,784
Altera Corp. (Semiconductors)	910	32,259
Amdocs, Ltd.* (Telecommunications)	520	15,470
Analog Devices, Inc. (Semiconductors)	910	35,563
ANSYS, Inc.* (Software)	260	15,590
AOL, Inc.* (Internet)	260	8,284
Apple Computer, Inc.* (Computers)	2,730	1,667,375
Applied Materials, Inc. (Semiconductors)	3,770	41,055
Ariba, Inc.* (Software)	260	11,552
Arris Group, Inc.* (Telecommunications)	390	4,949
Aruba Networks, Inc.* (Telecommunications)	390	5,530
Aspen Technology, Inc.* (Software)	260	6,079
athenahealth, Inc.* (Software)	130	11,895
Atmel Corp.* (Semiconductors)	1,300	7,618
ATMI, Inc.* (Semiconductors)	130	2,467
Autodesk, Inc.* (Software)	650	22,048
BMC Software, Inc.* (Software)	390	15,444
Broadcom Corp.—Class A (Semiconductors)	1,430	48,448
Brocade Communications Systems, Inc.* (Computers)	1,300	6,461
CA, Inc. (Software)	1,040	25,033
Cabot Microelectronics Corp. (Semiconductors)	130	3,822
CACI International, Inc.—Class A* (Computers)	130	7,339
Cadence Design Systems, Inc.* (Computers)	780	9,532
Cavium, Inc.* (Semiconductors)	130	3,513
Cerner Corp.* (Software)	390	28,829
Check Point Software Technologies, Ltd.* (Software)	520	25,256
Ciena Corp.* (Telecommunications)	260	4,168
Cirrus Logic, Inc.* (Semiconductors)	130	4,780
Cisco Systems, Inc. (Telecommunications)	15,860	252,967
Citrix Systems, Inc.* (Software)	520	37,794
Cognizant Technology Solutions Corp.* (Computers)	910	51,661
CommVault Systems, Inc.* (Software)	130	6,308
Computer Sciences Corp. (Computers)	520	12,802
Compuware Corp.* (Software)	650	5,987
Concur Technologies, Inc.* (Software)	130	8,780
Corning, Inc. (Telecommunications)	4,550	51,915
Cree, Inc.* (Semiconductors)	390	9,341
Cymer, Inc.* (Electronics)	130	7,437
Cypress Semiconductor Corp. (Semiconductors)	520	5,559
Dell, Inc.* (Computers)	4,550	54,054
Diebold, Inc. (Computers)	130	4,206
Digital River, Inc.* (Internet)	130	2,313
DST Systems, Inc. (Computers)	130	7,007
EarthLink, Inc. (Internet)	260	1,781
Electronics for Imaging, Inc.* (Computers)	130	1,901
EMC Corp.* (Computers)	6,240	163,550
Emulex Corp.* (Semiconductors)	260	1,682
Equinix, Inc.* (Internet)	130	23,163
F5 Networks, Inc.* (Internet)	260	24,279
Facebook, Inc.—Class A* (Internet)	1,300	28,223
Fair Isaac Corp. (Software)	130	5,628
Fairchild Semiconductor International, Inc.* (Semiconductors)	390	5,405
Finisar Corp.* (Telecommunications)	260	3,232
Fortinet, Inc.* (Computers)	390	9,364
Garmin, Ltd. (Electronics)	390	15,058
Gartner Group, Inc.* (Commercial Services)	260	11,541
Google, Inc.—Class A* (Internet)	780	493,717
Harris Corp. (Telecommunications)	390	16,243
Hewlett-Packard Co. (Computers)	5,850	106,704
Hittite Microwave Corp.* (Semiconductors)	130	6,587
IAC/InterActiveCorp (Internet)	260	13,679
Informatica Corp.* (Software)	260	7,673
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	390	5,846
Insight Enterprises, Inc.* (Computers)	130	2,179
Integrated Device Technology, Inc.* (Semiconductors)	390	1,966
Intel Corp. (Semiconductors)	14,950	384,215
InterDigital, Inc. (Telecommunications)	130	3,549
International Business Machines Corp. (Computers)	3,250	636,935
International Rectifier Corp.* (Semiconductors)	260	4,430
Intersil Corp.—Class A (Semiconductors)	390	3,592
Intuit, Inc. (Software)	780	45,256
j2 Global, Inc. (Computers)	130	3,891
JDA Software Group, Inc.* (Software)	130	3,845
JDS Uniphase Corp.* (Telecommunications)	650	6,396
Juniper Networks, Inc.* (Telecommunications)	1,560	27,347
KLA-Tencor Corp. (Semiconductors)	520	26,473
Lam Research Corp.* (Semiconductors)	520	17,893
Lexmark International, Inc.—Class A (Computers)	260	4,547
Linear Technology Corp. (Semiconductors)	650	20,962
LSI Logic Corp.* (Semiconductors)	1,690	11,661
Marvell Technology Group, Ltd. (Semiconductors)	1,430	16,102
Maxim Integrated Products, Inc. (Semiconductors)	910	24,779
Mentor Graphics Corp.* (Computers)	260	3,973
Microchip Technology, Inc. (Semiconductors)	520	17,358
Micron Technology, Inc.* (Semiconductors)	2,990	18,568
Micros Systems, Inc.* (Computers)	260	12,412
Microsemi Corp.* (Semiconductors)	260	5,034
Microsoft Corp. (Software)	22,100	651,287
Motorola Solutions, Inc. (Telecommunications)	910	43,989
NCR Corp.* (Computers)	520	12,126
NetApp, Inc.* (Computers)	1,040	33,977
Nuance Communications, Inc.* (Software)	650	13,227
NVIDIA Corp.* (Semiconductors)	1,820	24,643
OmniVision Technologies, Inc.* (Semiconductors)	130	1,823
ON Semiconductor Corp.* (Semiconductors)	1,300	9,022
Oracle Corp. (Software)	11,310	341,562
Parametric Technology Corp.* (Software)	390	8,401
Pitney Bowes, Inc. (Office/Business Equipment)	520	6,947
Plantronics, Inc. (Telecommunications)	130	4,267
PMC-Sierra, Inc.* (Semiconductors)	650	3,458
Polycom, Inc.* (Telecommunications)	520	4,545
Progress Software Corp.* (Software)	130	2,527
QLIK Technologies, Inc.* (Software)	260	5,200

See accompanying notes to the financial statements.

178 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks, continued

	Shares	Value
QLogic Corp.* (Semiconductors)	260	$3,000
Qualcomm, Inc. (Telecommunications)	5,070	302,578
Quality Systems, Inc. (Software)	130	2,101
Quest Software, Inc.* (Software)	130	3,632
Rackspace Hosting, Inc.* (Internet)	390	17,113
Red Hat, Inc.* (Software)	520	27,903
RF Micro Devices, Inc.* (Telecommunications)	780	3,026
Riverbed Technology, Inc.* (Computers)	520	9,173
Rovi Corp.* (Semiconductors)	390	5,218
SAIC, Inc. (Commercial Services)	1,040	12,033
Salesforce.com, Inc.* (Software)	390	48,500
SanDisk Corp.* (Computers)	780	32,081
Seagate Technology PLC (Computers)	1,170	35,123
Semtech Corp.* (Semiconductors)	130	3,106
Silicon Laboratories, Inc.* (Semiconductors)	130	4,804
Skyworks Solutions, Inc.* (Semiconductors)	520	15,044
Solarwinds, Inc.* (Software)	130	6,941
Solera Holdings, Inc. (Software)	260	10,153
Symantec Corp.* (Internet)	2,210	34,807
Synaptics, Inc.* (Computers)	130	3,429
Synopsys, Inc.* (Computers)	390	11,813
Tech Data Corp.* (Electronics)	130	6,513
Tellabs, Inc. (Telecommunications)	1,040	3,422
Teradata Corp.* (Computers)	520	35,162
Teradyne, Inc.* (Semiconductors)	520	7,649
Tessera Technologies, Inc. (Semiconductors)	130	1,879
Texas Instruments, Inc. (Semiconductors)	3,380	92,071
The Ultimate Software Group, Inc.* (Software)	130	11,631
Tibco Software, Inc.* (Internet)	520	14,607
TriQuint Semiconductor, Inc.* (Semiconductors)	520	2,933
Unisys Corp.* (Computers)	130	2,526
VeriFone Systems, Inc.* (Software)	260	9,435
VeriSign, Inc.* (Internet)	520	23,098
ViaSat, Inc.* (Telecommunications)	130	4,979
VMware, Inc.—Class A* (Software)	260	23,598
Websense, Inc.* (Internet)	130	1,951
Western Digital Corp.* (Computers)	650	25,850
Xerox Corp. (Office/Business Equipment)	4,030	27,928
Xilinx, Inc. (Semiconductors)	780	25,272
Yahoo!, Inc.* (Internet)	3,380	53,539
TOTAL COMMON STOCKS (Cost $3,963,766)		7,057,374

Repurchase Agreements(a)(b) (48.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $6,687,021	$6,687,000	$6,687,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,687,000)		6,687,000
TOTAL INVESTMENT SECURITIES (Cost $10,650,766)—99.0%		13,744,374
Net other assets (liabilities)—1.0%		132,808
NET ASSETS—100.0%		$13,877,182

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $2,788,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$6,846,100	$139,286
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	6,926,198	143,520
		$282,806

Technology UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Commercial Services	$23,574	0.2%
Computers	2,967,153	21.2%
Distribution/Wholesale	5,846	NM
Electronics	29,008	0.2%
Internet	758,848	5.5%
Office/Business Equipment	34,875	0.3%
Semiconductors	967,915	7.0%
Software	1,506,717	10.9%
Telecommunications	763,438	5.5%
Other**	6,819,808	49.2%
Total	$13,877,182	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 179

Common Stocks (49.1%)

	Shares	Value
AT&T, Inc. (Telecommunications)	162,916	$6,177,775
CenturyLink, Inc. (Telecommunications)	17,238	716,066
Cincinnati Bell, Inc.* (Telecommunications)	5,408	20,821
Crown Castle International Corp.* (Telecommunications)	7,436	460,140
Frontier Communications Corp. (Telecommunications)	27,716	108,647
Leucadia National Corp. (Holding Companies-Diversified)	5,408	117,245
Level 3 Communications, Inc.* (Telecommunications)	4,732	91,186
MetroPCS Communications, Inc.* (Telecommunications)	8,788	76,983
NII Holdings, Inc.—Class B* (Telecommunications)	4,732	31,941
SBA Communications Corp.—Class A* (Telecommunications)	3,380	199,623
Sprint Nextel Corp.* (Telecommunications)	83,148	362,525
Telephone & Data Systems, Inc. (Telecommunications)	2,704	65,518
tw telecom, Inc.* (Telecommunications)	4,056	101,927
US Cellular Corp.* (Telecommunications)	338	13,899
Verizon Communications, Inc. (Telecommunications)	78,416	3,539,698
Virgin Media, Inc. (Telecommunications)	7,774	212,852
Windstream Corp. (Telecommunications)	16,224	161,591
TOTAL COMMON STOCKS (Cost $11,181,737)		12,458,437

Repurchase Agreements(a)(b) (41.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $10,595,033	$10,595,000	$10,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,595,000)		10,595,000
TOTAL INVESTMENT SECURITIES (Cost $21,776,737)—90.8%		23,053,437
Net other assets (liabilities)—9.2%		2,333,972
NET ASSETS—100.0%		$25,387,409

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $4,926,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$15,628,662	$737,370
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	10,010,328	390,608
		$1,127,978

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Holding Companies-Diversified	$117,245	0.5%
Telecommunications	12,341,192	48.6%
Other**	12,928,972	50.9%
Total	$25,387,409	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

180	:: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Common Stocks (59.7%)

	Shares	Value
AGL Resources, Inc. (Gas)	3,381	$136,930
ALLETE, Inc. (Electric)	1,029	42,662
Alliant Energy Corp. (Electric)	3,087	144,194
Ameren Corp. (Electric)	6,909	236,357
American Electric Power, Inc. (Electric)	13,671	577,463
American Water Works Co., Inc. (Water)	4,998	181,177
Aqua America, Inc. (Water)	3,969	101,765
Atmos Energy Corp. (Gas)	2,499	89,589
Avista Corp. (Electric)	1,617	44,759
Black Hills Corp. (Electric)	1,176	37,456
California Water Service Group (Water)	1,176	21,721
Calpine Corp.* (Electric)	10,878	185,905
CenterPoint Energy, Inc. (Gas)	11,319	238,378
Cleco Corp. (Electric)	1,764	77,193
CMS Energy Corp. (Electric)	7,497	184,876
Consolidated Edison, Inc. (Electric)	8,232	530,964
Dominion Resources, Inc. (Electric)	13,965	758,439
DTE Energy Co. (Electric)	4,851	297,706
Duke Energy Corp. (Electric)	19,992	1,355,058
Edison International (Electric)	8,526	393,731
El Paso Electric Co. (Electric)	1,176	39,808
Entergy Corp. (Electric)	4,998	363,205
Exelon Corp. (Electric)	24,108	943,105
FirstEnergy Corp. (Electric)	11,907	597,970
GenOn Energy, Inc.* (Electric)	22,050	52,479
Great Plains Energy, Inc. (Electric)	3,822	84,772
Hawaiian Electric Industries, Inc. (Electric)	2,793	79,573
IDACORP, Inc. (Electric)	1,470	62,034
Integrys Energy Group, Inc. (Electric)	2,205	133,491
ITC Holdings Corp. (Electric)	1,470	109,059
Laclede Group, Inc. (Gas)	588	24,567
National Fuel Gas Co. (Gas)	2,352	115,107
New Jersey Resources Corp. (Gas)	1,176	53,978
NextEra Energy, Inc. (Electric)	10,878	771,250
NiSource, Inc. (Gas)	8,085	206,895
Northeast Utilities System (Electric)	8,820	351,742
Northwest Natural Gas Co. (Gas)	735	35,787
NorthWestern Corp. (Electric)	1,029	38,001
NRG Energy, Inc. (Electric)	6,615	131,109
NV Energy, Inc. (Electric)	6,615	120,988
ONEOK, Inc. (Pipelines)	5,439	242,090
Pepco Holdings, Inc. (Electric)	6,468	129,101
PG&E Corp. (Electric)	12,054	556,413
Piedmont Natural Gas Co., Inc. (Gas)	2,058	65,403
Pinnacle West Capital Corp. (Electric)	3,087	165,278
PNM Resources, Inc. (Electric)	2,058	42,806
Portland General Electric Co. (Electric)	2,205	60,042
PPL Corp. (Electric)	16,464	475,810
Public Service Enterprise Group, Inc. (Electric)	14,553	483,742
Questar Corp. (Gas)	4,998	101,709
SCANA Corp. (Electric)	3,381	166,244
Sempra Energy (Gas)	6,321	445,062
South Jersey Industries, Inc. (Gas)	882	46,623
Southern Co. (Electric)	24,696	1,189,112
Southwest Gas Corp. (Gas)	1,323	59,085
Spectra Energy Corp. (Pipelines)	18,522	568,440
TECO Energy, Inc. (Electric)	5,733	104,283
The AES Corp.* (Electric)	18,375	221,602
UGI Corp. (Gas)	3,234	99,122
UIL Holdings Corp. (Electric)	1,470	54,449
UNS Energy Corp. (Electric)	1,176	47,863
Vectren Corp. (Gas)	2,352	70,207
Westar Energy, Inc. (Electric)	3,528	107,816
WGL Holdings, Inc. (Gas)	1,470	59,461
Wisconsin Energy Corp. (Electric)	6,615	269,495
Xcel Energy, Inc. (Electric)	13,818	404,867
TOTAL COMMON STOCKS (Cost $13,388,460)		16,187,368

Repurchase Agreements(a)(b) (39.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $10,787,033	$10,787,000	$10,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,787,000)		10,787,000
TOTAL INVESTMENT SECURITIES (Cost $24,175,460)—99.5%		26,974,368
Net other assets (liabilities)—0.5%		136,636
NET ASSETS—100.0%		$27,111,004

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,433,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$14,692,208	$159,302
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	9,796,131	18,808
		$178,110

Utilities UltraSector ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Electric	$13,224,272	48.8%
Gas	1,847,903	6.8%
Pipelines	810,530	3.0%
Water	304,663	1.1%
Other**	10,923,636	40.3%
Total	$27,111,004	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund ::	181

Repurchase Agreements(a)(b) (115.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $1,857,006	$1,857,000	$1,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,857,000)		1,857,000
TOTAL INVESTMENT SECURITIES (Cost $1,857,000)—115.1%		1,857,000
Net other assets (liabilities)—(15.1)%		(242,957)
NET ASSETS—100.0%		$1,614,043

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $913,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(676,634)	$(15,809)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(934,004)	(18,374)
		$(34,183)

See accompanying notes to the financial statements.

182	:: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $5,407,017	$5,407,000	$5,407,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,407,000)		5,407,000
TOTAL INVESTMENT SECURITIES (Cost $5,407,000)—97.2%		5,407,000
Net other assets (liabilities)—2.8%		157,196
NET ASSETS—100.0%		$5,564,196

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,512,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(2,412,678)	$(107,901)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(3,161,311)	(103,001)
		$(210,902)

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Short Real Estate ProFund ::	183

Repurchase Agreements(a)(b) (111.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $3,545,011	$3,545,000	$3,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,545,000)		3,545,000
TOTAL INVESTMENT SECURITIES (Cost $3,545,000)—111.4%		3,545,000
Net other assets (liabilities)—(11.4)%		(364,194)
NET ASSETS—100.0%		$3,180,806

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $761,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(1,471,914)	$(28,188)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(1,704,579)	(29,944)
		$(58,132)

See accompanying notes to the financial statements.

184	:: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2012

U.S. Treasury Obligations (30.5%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 5/15/42	$15,820,000	$17,259,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,110,770)		17,259,867

Repurchase Agreements(a)(b) (105.5%)

Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $59,680,183	59,680,000	59,680,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,680,000)		59,680,000
TOTAL INVESTMENT SECURITIES (Cost $75,790,770)—136.0%		76,939,867
Net other assets (liabilities)—(36.0)%		(20,361,357)
NET ASSETS—100.0%		$56,578,510

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $3,150,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.00% due on 5/15/42	$37,749,141	$457,348
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.00% due on 5/15/42	15,056,016	776,681
		$1,234,029

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund ::	185

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $35,792,110	$35,792,000	$35,792,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,792,000)		35,792,000
TOTAL INVESTMENT SECURITIES (Cost $35,792,000)—101.2%		35,792,000
Net other assets (liabilities)—(1.2)%		(431,272)
NET ASSETS—100.0%		$35,360,728

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $460,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 1.75% due 5/15/22	$(35,154,820)	$(277,782)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 1.75% due 5/15/22	(102,492)	(4,874)
		$(282,656)

See accompanying notes to the financial statements.

186	:: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2012

Repurchase Agreements(a)(b) (109.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $101,466,311	$101,466,000	$101,466,000
TOTAL REPURCHASE AGREEMENTS (Cost $101,466,000)		101,466,000
TOTAL INVESTMENT SECURITIES (Cost $101,466,000)—109.4%		101,466,000
Net other assets (liabilities)—(9.4)%		(8,724,416)
NET ASSETS—100.0%		$92,741,584

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,880,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.00% due on 5/15/42	$(75,825,586)	$(1,571,034)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.00% due on 5/15/42	(38,949,258)	(1,331,391)
		$(2,902,425)

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund ::	187

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $112,579,345	$112,579,000	$112,579,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,579,000)		112,579,000
TOTAL INVESTMENT SECURITIES (Cost $112,579,000)—99.1%		112,579,000
Net other assets (liabilities)—0.9%		1,014,374
NET ASSETS—100.0%		$113,593,374

(a)               A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2012, the aggregate amount held in a segregated account was $9,453,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contracts expiring 9/18/12 (Underlying notional amount at value $1,819,950)	22	$(683)

See accompanying notes to the financial statements.

188	:: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2012

At July 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/3/12	4,717,082	$7,321,336	$7,394,461	$(73,125)
Canadian Dollar vs. U.S. Dollar	8/3/12	6,322,515	6,192,776	6,305,685	(112,909)
Euro vs. U.S. Dollar	8/3/12	26,990,248	33,020,949	33,204,423	(183,474)
Japanese Yen vs. U.S. Dollar	8/3/12	508,769,772	6,380,038	6,513,723	(133,685)
Swedish Krona vs. U.S. Dollar	8/3/12	19,507,266	2,784,882	2,869,224	(84,342)
Swiss Franc vs. U.S. Dollar	8/3/12	2,250,437	2,293,556	2,306,175	(12,619)
Total Short Contracts			$57,993,537	$58,593,691	$(600,154)
Long:
British Pound Sterling vs. U.S. Dollar	8/3/12	377,343	$593,629	$591,519	$(2,110)
Canadian Dollar vs. U.S. Dollar	8/3/12	504,771	502,670	503,427	757
Euro vs. U.S. Dollar	8/3/12	1,830,585	2,252,423	2,252,055	(368)
Japanese Yen vs. U.S. Dollar	8/3/12	51,020,198	650,126	653,206	3,080
Swedish Krona vs. U.S. Dollar	8/3/12	1,515,267	220,551	222,873	2,322
Swiss Franc vs. U.S. Dollar	8/3/12	137,927	141,312	141,343	31
Total Long Contracts			$4,360,711	$4,364,423	$3,712

At July 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/3/12	4,081,049	$6,334,890	$6,397,421	$(62,531)
Canadian Dollar vs. U.S. Dollar	8/3/12	4,351,757	4,262,458	4,340,173	(77,715)
Euro vs. U.S. Dollar	8/3/12	26,951,875	32,976,967	33,157,215	(180,248)
Japanese Yen vs. U.S. Dollar	8/3/12	729,816,189	9,151,989	9,343,756	(191,767)
Swedish Krona vs. U.S. Dollar	8/3/12	14,120,825	2,015,936	2,076,960	(61,024)
Swiss Franc vs. U.S. Dollar	8/3/12	1,797,206	1,831,268	1,841,719	(10,451)
Total Short Contracts			$56,573,508	$57,157,244	$(583,736)

See accompanying notes to the financial statements.

July 31, 2012 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund ::	189

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $4,849,015	$4,849,000	$4,849,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,849,000)		4,849,000
TOTAL INVESTMENT SECURITIES (Cost $4,849,000)—99.1%		4,849,000
Net other assets (liabilities)—0.9%		44,901
NET ASSETS—100.0%		$4,893,901

(a)               A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2012, the aggregate amount held in a segregated account was $343,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

190	:: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2012

At July 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/3/12	81,331	$127,949	$127,494	$455
Canadian Dollar vs. U.S. Dollar	8/3/12	99,482	99,068	99,217	(149)
Euro vs. U.S. Dollar	8/3/12	519,055	638,666	638,562	104
Japanese Yen vs. U.S. Dollar	8/3/12	10,379,421	132,260	132,887	(627)
Swedish Krona vs. U.S. Dollar	8/3/12	311,853	45,391	45,869	(478)
Swiss Franc vs. U.S. Dollar	8/3/12	38,991	39,948	39,957	(9)
Total Short Contracts			$1,083,282	$1,083,986	$(704)
Long:
British Pound Sterling vs. U.S. Dollar	8/3/12	268,922	$417,334	$421,560	$4,226
Canadian Dollar vs. U.S. Dollar	8/3/12	437,497	429,037	436,332	7,295
Euro vs. U.S. Dollar	8/3/12	1,714,538	2,090,685	2,109,289	18,604
Japanese Yen vs. U.S. Dollar	8/3/12	28,275,939	357,843	362,014	4,171
Swedish Krona vs. U.S. Dollar	8/3/12	1,529,764	219,106	225,005	5,899
Swiss Franc vs. U.S. Dollar	8/3/12	111,931	113,626	114,703	1,077
Total Long Contracts			$3,627,631	$3,668,903	$41,272

At July 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/3/12	42,331	$65,833	$66,357	$(524)
Canadian Dollar vs. U.S. Dollar	8/3/12	46,468	45,625	46,344	(719)
Euro vs. U.S. Dollar	8/3/12	229,348	277,998	282,153	(4,155)
Japanese Yen vs. U.S. Dollar	8/3/12	5,689,509	72,646	72,842	(196)
Swedish Krona vs. U.S. Dollar	8/3/12	145,916	20,951	21,462	(511)
Swiss Franc vs. U.S. Dollar	8/3/12	17,202	17,362	17,628	(266)
Total Short Contracts			$500,415	$506,786	$(6,371)
Long:
British Pound Sterling vs. U.S. Dollar	8/3/12	225,461	$349,976	$353,432	$3,456
Canadian Dollar vs. U.S. Dollar	8/3/12	156,137	152,933	155,721	2,788
Euro vs. U.S. Dollar	8/3/12	1,328,065	1,624,954	1,633,836	8,882
Japanese Yen vs. U.S. Dollar	8/3/12	40,070,675	502,491	513,020	10,529
Swedish Krona vs. U.S. Dollar	8/3/12	341,684	48,780	50,257	1,477
Swiss Franc vs. U.S. Dollar	8/3/12	116,372	118,578	119,254	677
Total Long Contracts			$2,797,712	$2,825,520	$27,808

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

192 :: Statements of Assets and Liabilities :: July 31, 2012

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$84,439,332	$24,046,724	$18,493,342	$27,908,225
Securities, at value	28,716,812	7,437,395	8,203,862	20,298,429
Repurchase agreements, at value	64,251,000	18,914,000	11,369,000	18,629,000
Total Investment Securities, at value	92,967,812	26,351,395	19,572,862	38,927,429
Cash	762	502	808	456
Segregated cash balances with brokers	1,135,200	222,416	262,080	350,161
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	27,787	3,571	3,122	10,774
Receivable for investments sold	—	25,303	—	—
Receivable for capital shares issued	41,218	195,653	338,922	2,139,405
Prepaid expenses	31,207	4,828	11,112	29,682
TOTAL ASSETS	94,203,986	26,803,668	20,189,065	41,457,907

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	19,064	—	—
Payable for capital shares redeemed	277,904	126,260	105,573	397,471
Unrealized loss on swap agreements	225,501	135,424	101,195	18,297
Variation margin on futures contracts	95,700	25,200	26,130	1,308
Advisory fees payable	55,717	10,883	9,173	22,722
Management services fees payable	11,144	2,177	1,835	4,869
Administration fees payable	3,345	778	690	1,449
Distribution and services fees payable—Service Class	14,773	612	1,285	6,239
Trustee fees payable	450	79	54	244
Transfer agency fees payable	25,556	3,993	3,235	11,609
Fund accounting fees payable	7,590	1,766	1,565	3,288
Compliance services fees payable	826	238	139	428
Service fees payable	723	168	149	313
Other accrued expenses	130,448	44,204	30,043	81,057
TOTAL LIABILITIES	849,677	370,846	281,066	549,294
NET ASSETS	$93,354,309	$26,432,822	$19,907,999	$40,908,613

NET ASSETS CONSIST OF:
Capital	$130,598,131	$26,061,288	$43,865,627	$29,708,811
Accumulated net investment income (loss)	(615,764)	(299,836)	(266,004)	(440,093)
Accumulated net realized gains (losses) on investments	(45,756,163)	(1,496,011)	(24,660,317)	388,086
Net unrealized appreciation (depreciation) on investments	9,128,105	2,167,381	968,693	11,251,809
NET ASSETS	$93,354,309	$26,432,822	$19,907,999	$40,908,613

NET ASSETS:
Investor Class	$75,353,893	$25,541,684	$19,039,537	$34,988,219
Service Class	18,000,416	891,138	868,462	5,920,394

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,206,867	526,710	433,244	402,049
Service Class	324,566	20,266	22,082	76,802

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$62.44	$48.49	$43.95	$87.02
Service Class	55.46	43.97	39.33	77.09

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 193

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$37,329,931	$40,558,560	$3,053,847	$12,956,584	$27,569,667	$6,568,401
42,518,194	48,083,568	4,526,594	15,740,356	30,415,296	8,825,886
287,000	—	51,000	122,000	—	104,000
42,805,194	48,083,568	4,577,594	15,862,356	30,415,296	8,929,886
133	—	1,382	17	—	276
—	—	—	—	—	—
—	—	—	—	—	—
64,950	41,010	2,656	5,867	11,590	3,202
—	—	—	107,164	—	25,529
54,220	12,628,038	5,000	6,902	5,352	—
4,188	4,365	4,272	4,856	5,044	4,234
42,928,685	60,756,981	4,590,904	15,987,162	30,437,282	8,963,127

—	75,371	—	—	86,313	—
—	12,365,822	579	76,896	16,596	15,227
57,119	13,344	—	141,805	20,593	37,508
—	—	—	—	—	—
—	—	—	—	—	—
33,926	38,307	163	8,440	12,960	7,690
6,785	7,662	33	1,688	2,592	1,538
1,680	1,771	182	591	978	584
3,294	2,594	788	2,423	3,215	2,239
245	333	100	69	104	47
7,603	8,574	2,427	3,636	4,297	3,095
3,813	4,020	413	1,341	2,219	1,326
424	513	157	165	230	145
363	383	39	128	211	126
55,169	66,241	20,444	39,996	43,557	32,724
170,421	12,584,935	25,325	277,178	193,865	102,249
$42,758,264	$48,172,046	$4,565,579	$15,709,984	$30,243,417	$8,860,878

$39,714,197	$48,056,271	$6,499,609	$32,131,492	$59,871,076	$12,385,138
197,108	26,138	(100,480)	(142,261)	(98,731)	(101,938)
(2,628,304)	(7,435,371)	(3,357,297)	(19,185,019)	(32,374,557)	(5,783,807)
5,475,263	7,525,008	1,523,747	2,905,772	2,845,629	2,361,485
$42,758,264	$48,172,046	$4,565,579	$15,709,984	$30,243,417	$8,860,878

$37,979,965	$44,257,431	$3,670,421	$12,924,517	$27,367,088	$6,148,390
4,778,299	3,914,615	895,158	2,785,467	2,876,329	2,712,488

962,103	985,718	82,256	285,252	614,769	131,887
129,464	95,931	22,201	68,885	71,565	64,896

$39.48	$44.90	$44.62	$45.31	$44.52	$46.62
36.91	40.81	40.32	40.44	40.19	41.80

See accompanying notes to the financial statements.

194 :: Statements of Assets and Liabilities :: July 31, 2012

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$5,623,152	$67,425,277	$20,700,072	$27,259,323
Securities, at value	6,194,122	48,521,602	20,124,717	18,498,901
Repurchase agreements, at value	13,000	32,090,000	8,137,000	11,848,000
Total Investment Securities, at value	6,207,122	80,611,602	28,261,717	30,346,901
Cash	399	30,283	193	803
Segregated cash balances with brokers	—	664,871	295,649	423,124
Segregated cash balances with custodian	—	—	53	240
Dividends and interest receivable	6,167	32,089	9,531	8,103
Receivable for investments sold	—	—	68,466	—
Receivable for capital shares issued	68,628	2,583,803	455,720	259,419
Prepaid expenses	6,553	15,188	10,977	16,028
TOTAL ASSETS	6,288,869	83,937,836	29,102,306	31,054,618

LIABILITIES:
Payable for investments purchased	75,547	29,660	51,584	—
Payable for capital shares redeemed	13,874	2,877,611	947,844	3,008,532
Unrealized loss on swap agreements	—	480,074	291,129	409,849
Variation margin on futures contracts	—	55,208	29,149	41,736
Advisory fees payable	4,043	39,247	18,497	20,762
Management services fees payable	808	7,849	3,700	4,152
Administration fees payable	248	2,349	1,106	1,241
Distribution and services fees payable—Service Class	1,787	3,103	1,279	764
Trustee fees payable	12	332	174	190
Transfer agency fees payable	1,352	16,298	7,804	11,472
Fund accounting fees payable	562	5,329	2,509	2,815
Compliance services fees payable	46	679	379	408
Service fees payable	54	507	239	268
Other accrued expenses	11,088	86,098	66,628	77,942
TOTAL LIABILITIES	109,421	3,604,344	1,422,021	3,580,131
NET ASSETS	$6,179,448	$80,333,492	$27,680,285	$27,474,487

NET ASSETS CONSIST OF:
Capital	$18,332,526	$168,413,374	$45,815,968	$71,302,966
Accumulated net investment income (loss)	55,146	(302,701)	(334,472)	(589,113)
Accumulated net realized gains (losses) on investments	(12,792,194)	(100,837,466)	(25,154,943)	(46,037,559)
Net unrealized appreciation (depreciation) on investments	583,970	13,060,285	7,353,732	2,798,193
NET ASSETS	$6,179,448	$80,333,492	$27,680,285	$27,474,487

NET ASSETS:
Investor Class	$3,770,987	$76,941,025	$26,101,783	$26,714,900
Service Class	2,408,461	3,392,467	1,578,502	759,587

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	327,407	1,678,937	654,689	1,530,097
Service Class	201,785	83,245	44,008	48,990

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$11.52	$45.83	$39.87	$17.46
Service Class	11.94	40.75	35.87	15.50

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 195

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$11,728,312	$80,047,537	$31,004,000	$25,739,846	$15,785,845	$11,935,445
10,364,545	87,959,859	—	21,744,872	14,569,309	10,181,886
5,122,000	40,980,000	31,004,000	7,685,000	6,017,000	3,811,000
15,486,545	128,939,859	31,004,000	29,429,872	20,586,309	13,992,886
186	953	461	741	86	617
156,555	1,159,991	—	—	—	—
—	228	—	—	—	—
9,693	46,564	95	59,951	99,662	35,831
—	—	—	—	—	—
218,764	760,506	92,521	4,607,706	134,458	10,783
37,969	41,458	12,219	15,590	3,496	7,941
15,909,712	130,949,559	31,109,296	34,113,860	20,824,011	14,048,058

—	—	—	4,087,873	—	—
74,340	2,206,513	121,057	518,639	28,739	552,304
92,040	245,505	518,427	349,075	470,371	171,452
15,925	2,955	—	—	—	—
5,866	79,987	15,548	16,110	13,203	11,816
1,173	15,997	3,110	3,222	2,641	2,363
632	4,896	842	963	788	475
1,659	4,468	188	1,137	821	352
93	789	34	163	123	84
5,216	37,532	2,087	7,562	5,422	3,907
1,434	11,110	1,910	2,184	1,789	1,078
223	1,423	207	523	239	162
137	1,058	182	208	170	103
46,328	262,002	49,803	72,753	43,246	25,918
245,066	2,874,235	713,395	5,060,412	567,552	770,014
$15,664,646	$128,075,324	$30,395,901	$29,053,448	$20,256,459	$13,278,044

$31,763,229	$407,588,697	$62,313,137	$292,774,105	$36,193,233	$22,165,573
(168,623)	(885,861)	(327,743)	24,906	88,563	(13,135)
(19,703,017)	(328,039,229)	(31,071,066)	(267,086,514)	(20,355,430)	(10,760,383)
3,773,057	49,411,717	(518,427)	3,340,951	4,330,093	1,885,989
$15,664,646	$128,075,324	$30,395,901	$29,053,448	$20,256,459	$13,278,044

$13,693,727	$122,625,233	$30,135,496	$27,680,246	$19,331,309	$12,838,259
1,970,919	5,450,091	260,405	1,373,202	925,150	439,785

400,023	3,478,717	3,121,747	2,534,555	2,218,795	2,008,438
61,818	176,097	28,178	128,373	107,655	71,784

$34.23	$35.25	$9.65	$10.92	$8.71	$6.39
31.88	30.95	9.24	10.70	8.59	6.13

See accompanying notes to the financial statements.

196 :: Statements of Assets and Liabilities :: July 31, 2012

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$11,521,000	$38,304,000	$7,861,000	$4,095,000
Repurchase agreements, at value	11,521,000	38,304,000	7,861,000	4,095,000
Total Investment Securities, at value	11,521,000	38,304,000	7,861,000	4,095,000
Cash	264	709	526	793
Segregated cash balances with brokers	1,318,367	495,900	110,160	29,820
Segregated cash balances with custodian	—	—	958	—
Interest receivable	35	118	24	13
Unrealized gain on swap agreements	—	146,284	119,257	6,614
Receivable for capital shares issued	62,183	92,100	7,723	27,796
Receivable from financial intermediary relating to capital shares sold, less allowance of $147,956	—	—	—	—
Variation margin on futures contracts	—	41,325	11,390	60
Prepaid expenses	8,357	18,804	46,514	14,991
TOTAL ASSETS	12,910,206	39,099,240	8,157,552	4,175,087

LIABILITIES:
Payable for capital shares redeemed	463,261	79,502	58,158	91,969
Unrealized loss on swap agreements	16,792	—	—	—
Variation margin on futures contracts	49,981	—	—	—
Advisory fees payable	14,701	29,842	2,400	10,858
Management services fees payable	2,450	5,968	480	2,171
Administration fees payable	490	1,504	447	444
Distribution and services fees payable—Service Class	319	8,830	2,661	1,349
Trustee fees payable	71	309	59	74
Transfer agency fees payable	2,765	11,901	3,733	3,270
Fund accounting fees payable	1,113	3,413	1,014	1,007
Compliance services fees payable	179	421	139	137
Service fees payable	106	325	97	96
Other accrued expenses	21,876	88,717	19,109	17,355
TOTAL LIABILITIES	574,104	230,732	88,297	128,730
NET ASSETS	$12,336,102	$38,868,508	$8,069,255	$4,046,357

NET ASSETS CONSIST OF:
Capital	$129,685,367	$115,111,598	$74,108,985	$38,402,328
Accumulated net investment income (loss)	(211,405)	(442,403)	(178,115)	(113,038)
Accumulated net realized gains (losses) on investments	(117,689,637)	(75,587,392)	(66,019,028)	(34,251,109)
Net unrealized appreciation (depreciation) on investments	551,777	(213,295)	157,413	8,176
NET ASSETS	$12,336,102	$38,868,508	$8,069,255	$4,046,357

NET ASSETS:
Investor Class	$12,020,841	$28,690,034	$6,533,956	$3,469,210
Service Class	315,261	10,178,474	1,535,299	577,147

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,148,474	1,770,967	864,715	499,649
Service Class	61,596	633,011	197,154	86,281

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$5.60	$16.20	$7.56	$6.94
Service Class	5.12	16.08	7.79	6.69

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 197

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$28,271,000	$3,221,000	$14,588,000	$6,006,000	$17,632,000	$17,888,000
28,271,000	3,221,000	14,588,000	6,006,000	17,632,000	17,888,000
28,271,000	3,221,000	14,588,000	6,006,000	17,632,000	17,888,000
723	921	427	157	92	792
400,200	38,955	200,876	51,935	134,190	—
—	—	—	—	279	—
87	10	45	18	54	55
247,788	53,608	306,002	56,435	51,680	295,119
627,712	336,618	1,756,754	68,836	661,057	703,776
575,000	—	—	—	—	—
33,350	3,920	20,933	5,525	270	—
7,311	9,111	17,206	29,427	18,540	12,421
30,163,171	3,664,143	16,890,243	6,218,333	18,498,162	18,900,163

939,578	591,367	622,943	356,240	713,532	1,668,055
—	—	—	—	—	—
—	—	—	—	—	—
26,061	1,610	15,240	973	18,750	15,093
5,212	322	3,048	195	3,750	3,019
1,557	119	692	227	776	642
617	226	914	228	408	1,978
319	20	105	46	99	137
10,149	1,172	7,126	2,145	6,156	4,319
3,532	269	1,570	514	1,760	1,456
399	30	183	68	170	179
336	26	150	49	168	139
72,952	6,935	33,411	16,639	44,320	27,650
1,060,712	602,096	685,382	377,324	789,889	1,722,667
$29,102,459	$3,062,047	$16,204,861	$5,841,009	$17,708,273	$17,177,496

$242,728,624	$24,656,836	$135,921,983	$21,291,430	$285,327,625	$73,127,996
(340,747)	(47,548)	(236,487)	(110,811)	(162,826)	(227,789)
(213,277,039)	(21,601,936)	(119,850,428)	(15,367,889)	(267,522,433)	(56,017,830)
(8,379)	54,695	369,793	28,279	65,907	295,119
$29,102,459	$3,062,047	$16,204,861	$5,841,009	$17,708,273	$17,177,496

$28,401,641	$2,709,769	$15,298,411	$5,536,152	$17,181,403	$14,925,311
700,818	352,278	906,450	304,857	526,870	2,252,185

6,883,438	1,151,083	1,772,325	1,064,127	1,964,869	2,130,023
174,085	155,982	104,003	61,340	58,635	330,428

$4.13	$2.35	$8.63	$5.20	$8.74	$7.01
4.03	2.26	8.72	4.97	8.99	6.82

See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2012

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$8,135,000	$5,110,000	$4,305,000	$1,829,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	8,135,000	5,110,000	4,305,000	1,829,000
Total Investment Securities, at value	8,135,000	5,110,000	4,305,000	1,829,000
Cash	417	987	964	551
Segregated cash balances with brokers	—	—	—	249,038
Segregated cash balances with custodian	—	236	—	—
Dividends and interest receivable	25	16	13	6
Receivable for investments sold	—	—	—	—
Unrealized gain on swap agreements	189,168	176,560	94,563	3,828
Receivable for capital shares issued	731,154	202,637	116,384	126,660
Variation margin on futures contracts	—	—	—	6,258
Prepaid expenses	12,369	3,368	10,954	13,007
TOTAL ASSETS	9,068,133	5,493,804	4,527,878	2,228,348

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	117,107	362,711	11,589	6,126
Advisory fees payable	5,610	4,197	3,099	4,647
Management services fees payable	1,122	839	620	774
Administration fees payable	313	235	147	85
Distribution and services fees payable—Service Class	284	300	141	31
Trustee fees payable	55	46	22	14
Transfer agency fees payable	2,715	1,543	998	421
Fund accounting fees payable	709	533	334	192
Compliance services fees payable	75	57	44	26
Service fees payable	68	51	32	18
Other accrued expenses	15,528	10,990	10,524	7,882
TOTAL LIABILITIES	143,586	381,502	27,550	20,216
NET ASSETS	$8,924,547	$5,112,302	$4,500,328	$2,208,132

NET ASSETS CONSIST OF:
Capital	$106,487,373	$24,838,813	$12,036,232	$6,688,181
Accumulated net investment income (loss)	(93,514)	(61,619)	(50,526)	(30,135)
Accumulated net realized gains (losses) on investments	(97,658,480)	(19,841,452)	(7,579,941)	(4,556,548)
Net unrealized appreciation (depreciation) on investments	189,168	176,560	94,563	106,634
NET ASSETS	$8,924,547	$5,112,302	$4,500,328	$2,208,132

NET ASSETS:
Investor Class	$8,603,847	$4,796,220	$4,349,470	$2,170,107
Service Class	320,700	316,082	150,858	38,025

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	709,965	317,671	759,535	93,894
Service Class	26,970	21,909	27,428	1,691

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$12.12	$15.10	$5.73	$23.11
Service Class	11.89	14.43	5.50	22.49

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 199

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$11,205,907	$9,215,155	$15,912,098	$3,460,408	$5,733,118	$10,496,539
9,492,896	8,943,347	11,487,583	2,710,222	4,787,259	8,259,025
5,415,000	5,179,000	9,601,000	1,243,000	2,217,000	4,411,000
14,907,896	14,122,347	21,088,583	3,953,222	7,004,259	12,670,025
631	150	645	434	57	429
—	—	—	—	—	—
—	—	—	—	—	389
5,711	13,175	29	2,970	1,928	4,112
—	—	174,389	—	—	—
570,881	105,449	756,284	38,154	74,041	242,184
12,975	2,861,491	794,769	1,243,472	16,971	3,776,938
—	—	—	—	—	—
4,775	12,942	11,647	8,304	10,424	10,440
15,502,869	17,115,554	22,826,346	5,246,556	7,107,680	16,704,517

—	—	—	797,220	—	1,795,655
342,314	1,395,074	127,077	6,754	8,029	78,396
12,081	9,543	13,556	1,675	4,213	6,411
2,416	1,909	2,711	335	843	1,282
577	570	750	127	294	352
687	1,195	1,175	741	1,363	495
103	97	109	24	71	50
4,109	3,482	4,168	1,025	2,370	1,643
1,310	1,293	1,702	287	667	798
187	191	157	37	95	94
125	123	162	27	64	76
28,681	38,920	29,953	5,437	14,056	18,825
392,590	1,452,397	181,520	813,689	32,065	1,904,077
$15,110,279	$15,663,157	$22,644,826	$4,432,867	$7,075,615	$14,800,440

$27,949,414	$60,634,158	$34,221,081	$6,075,935	$7,219,305	$33,157,550
(32,073)	(68,605)	(162,608)	(10,909)	(59,925)	(82,471)
(17,079,932)	(49,915,037)	(17,346,416)	(2,163,127)	(1,428,947)	(20,690,309)
4,272,870	5,012,641	5,932,769	530,968	1,345,182	2,415,670
$15,110,279	$15,663,157	$22,644,826	$4,432,867	$7,075,615	$14,800,440

$14,303,475	$14,252,857	$21,019,484	$3,659,015	$5,384,388	$14,203,729
806,804	1,410,300	1,625,342	773,852	1,691,227	596,711

2,944,309	384,109	238,620	77,206	144,143	1,984,384
168,651	39,848	20,744	17,032	48,488	91,384

$4.86	$37.11	$88.09	$47.39	$37.35	$7.16
4.78	35.39	78.35	45.44	34.88	6.53

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2012

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$7,715,956	$6,600,947	$13,226,004	$8,797,576
Securities, at value	6,109,359	4,120,773	10,823,444	5,486,411
Repurchase agreements, at value	3,212,000	3,478,000	7,203,000	4,129,000
Total Investment Securities, at value	9,321,359	7,598,773	18,026,444	9,615,411
Cash	117	330	622	158
Segregated cash balances with custodian	623	—	—	—
Dividends and interest receivable	4,464	2,194	864	13
Receivable for investments sold	15,876	—	—	1,558,418
Unrealized gain on swap agreements	94,315	125,811	62,516	752,485
Receivable for capital shares issued	6,099	618,691	31,018	85,627
Prepaid expenses	13,704	8,891	10,923	11,615
TOTAL ASSETS	9,456,557	8,354,690	18,132,387	12,023,727

LIABILITIES:
Payable for capital shares redeemed	43,240	9,504	80,901	2,259,182
Unrealized loss on swap agreements	—	—	29,297	—
Advisory fees payable	5,146	3,249	9,233	7,522
Management services fees payable	1,029	650	1,846	1,505
Administration fees payable	337	212	551	255
Distribution and services fees payable—Service Class	1,056	503	588	339
Trustee fees payable	45	32	97	12
Transfer agency fees payable	2,297	1,024	3,030	1,045
Fund accounting fees payable	764	481	1,250	579
Compliance services fees payable	87	71	172	28
Service fees payable	73	46	119	55
Other accrued expenses	15,327	26,706	41,313	4,743
TOTAL LIABILITIES	69,401	42,478	168,397	2,275,265
NET ASSETS	$9,387,156	$8,312,212	$17,963,990	$9,748,462

NET ASSETS CONSIST OF:
Capital	$15,080,436	$15,199,203	$14,841,659	$22,160,369
Accumulated net investment income (loss)	(29,530)	(25,232)	(278,107)	(52,959)
Accumulated net realized gains (losses) on investments	(7,363,468)	(7,985,396)	(1,433,221)	(13,929,268)
Net unrealized appreciation (depreciation) on investments	1,699,718	1,123,637	4,833,659	1,570,320
NET ASSETS	$9,387,156	$8,312,212	$17,963,990	$9,748,462

NET ASSETS:
Investor Class	$7,934,088	$7,731,156	$17,391,357	$9,252,795
Service Class	1,453,068	581,056	572,633	495,667

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	414,543	213,721	147,492	316,307
Service Class	83,504	17,044	5,497	19,163

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.14	$36.17	$117.91	$29.25
Service Class	17.40	34.09	104.17	25.87

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 201

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$28,136,259	$9,106,692	$13,927,477	$30,249,000	$45,833,432	$2,489,600
31,213,963	9,215,455	7,965,336	—	26,208,083	2,181,208
14,935,000	4,194,000	7,037,000	30,249,000	26,206,000	1,485,000
46,148,963	13,409,455	15,002,336	30,249,000	52,414,083	3,666,208
26	627	14	639	962	414
2	—	—	—	—	83
27,088	7,962	9,856	93	15,017	1,263
—	—	—	—	—	—
611,952	432,919	199,070	1,862,304	645,361	137,944
250,209	35,784	90,109	321,753	3,139,982	50,728
15,235	14,077	13,594	27,095	15,110	12,326
47,053,475	13,900,824	15,314,979	32,460,884	56,230,515	3,868,966

2,980,336	175,708	249,151	1,269,951	8,905,037	55,351
—	—	—	—	—	—
27,342	10,238	8,897	21,308	30,709	3,512
5,469	2,048	1,779	4,262	6,142	702
1,637	557	450	1,271	1,698	180
2,902	772	2,589	2,385	3,996	146
257	84	59	226	233	38
9,767	3,425	2,652	13,384	10,058	1,083
3,714	1,264	1,022	2,885	3,853	407
476	167	124	420	305	46
354	120	97	275	367	39
102,632	40,411	15,237	75,734	63,014	11,813
3,134,886	234,794	282,057	1,392,101	9,025,412	73,317
$43,918,589	$13,666,030	$15,032,922	$31,068,783	$47,205,103	$3,795,649

$51,740,472	$41,815,724	$17,150,388	$113,585,353	$64,337,075	$34,165,288
(184,418)	(139,697)	72,616	(594,776)	81,493	(5,491)
(26,262,121)	(32,745,679)	(3,464,011)	(83,784,098)	(24,439,477)	(31,678,700)
18,624,656	4,735,682	1,273,929	1,862,304	7,226,012	1,314,552
$43,918,589	$13,666,030	$15,032,922	$31,068,783	$47,205,103	$3,795,649

$40,406,502	$12,405,452	$8,252,937	$27,846,373	$41,586,276	$3,619,552
3,512,087	1,260,578	6,779,985	3,222,410	5,618,827	176,097

1,040,101	667,841	670,987	1,122,938	1,494,681	265,189
101,834	72,012	585,246	139,780	203,618	14,362

$38.85	$18.58	$12.30	$24.80	$27.82	$13.65
34.49	17.51	11.58	23.05	27.59	12.26

See accompanying notes to the financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2012

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$10,650,766	$21,776,737	$24,175,460	$1,857,000
Securities, at value	7,057,374	12,458,437	16,187,368	—
Repurchase agreements, at value	6,687,000	10,595,000	10,787,000	1,857,000
Total Investment Securities, at value	13,744,374	23,053,437	26,974,368	1,857,000
Cash	92	774	181	8
Segregated cash balances with brokers	—	—	—	—
Segregated cash balances with custodian	141	763	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,270	72,866	8,667	6
Receivable for investments sold	—	147,416	—	—
Unrealized gain on swap agreements	282,806	1,127,978	178,110	—
Receivable for capital shares issued	20,392	1,028,082	169,558	94,229
Receivable for closed forward currency contracts	—	—	—	—
Prepaid expenses	11,494	12,892	16,815	5,942
TOTAL ASSETS	14,060,569	25,444,208	27,347,791	1,957,185

LIABILITIES:
Payable for capital shares redeemed	143,238	16,070	155,692	291,541
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	—	—	34,183
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	10,272	17,842	22,153	6,675
Management services fees payable	2,055	3,568	4,431	1,335
Administration fees payable	479	610	1,217	86
Distribution and services fees payable—Service Class	636	842	882	—
Trustee fees payable	84	33	132	18
Transfer agency fees payable	2,711	1,985	5,186	488
Fund accounting fees payable	1,087	1,384	2,762	195
Compliance services fees payable	159	46	243	26
Service fees payable	104	132	263	19
Other accrued expenses	22,562	14,287	43,826	8,576
TOTAL LIABILITIES	183,387	56,799	236,787	343,142
NET ASSETS	$13,877,182	$25,387,409	$27,111,004	$1,614,043

NET ASSETS CONSIST OF:
Capital	$21,218,452	$25,542,724	$40,450,060	$20,760,058
Accumulated net investment income (loss)	(122,166)	(27,582)	14,944	(26,580)
Accumulated net realized gains (losses) on investments	(10,595,518)	(2,532,411)	(16,331,018)	(19,085,252)
Net unrealized appreciation (depreciation) on investments	3,376,414	2,404,678	2,977,018	(34,183)
NET ASSETS	$13,877,182	$25,387,409	$27,111,004	$1,614,043

NET ASSETS:
Investor Class	$13,144,105	$24,643,601	$26,023,639	$1,572,493
Service Class	733,077	743,808	1,087,365	41,550

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	378,138	1,344,946	1,066,784	190,955
Service Class	23,311	42,149	46,806	4,994

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$34.76	$18.32	$24.39	$8.23
Service Class	31.45	17.65	23.23	8.32

See accompanying notes to the financial statements.

July 31, 2012 :: Statements of Assets and Liabilities :: 203

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$5,407,000	$3,545,000	$75,790,770	$35,792,000	$101,466,000	$112,579,000
—	—	17,259,867	—	—	—
5,407,000	3,545,000	59,680,000	35,792,000	101,466,000	112,579,000
5,407,000	3,545,000	76,939,867	35,792,000	101,466,000	112,579,000
953	612	408	806	699	975
—	—	—	—	—	37,796
—	—	—	—	—	—
—	—	—	—	—	6,190
17	11	100,778	110	311	345
—	—	—	—	—	—
—	—	1,234,029	—	—	—
792,753	7,800	855,987	12,657	353,308	419,350
—	—	—	—	—	2,135,324
7,038	2,382	18,794	8,180	27,408	22,020
6,207,761	3,555,805	79,149,863	35,813,753	101,847,726	115,201,000

409,205	302,900	22,386,022	54,376	5,790,695	40,591
—	—	—	—	—	1,186,368
210,902	58,132	—	282,656	2,902,425	—
—	—	—	—	—	3,190
5,694	4,046	28,748	22,982	70,025	74,220
1,139	809	8,624	4,597	14,005	14,844
204	126	2,580	1,373	4,181	4,440
263	85	12,854	824	3,371	2,574
37	20	409	229	660	805
2,014	826	21,707	6,941	20,133	18,765
463	286	5,855	3,116	9,487	10,074
51	33	554	382	1,310	1,112
44	27	557	297	903	959
13,549	7,709	103,443	75,252	288,947	249,684
643,565	374,999	22,571,353	453,025	9,106,142	1,607,626
$5,564,196	$3,180,806	$56,578,510	$35,360,728	$92,741,584	$113,593,374

$25,137,359	$62,511,324	$51,439,041	$60,302,892	$381,910,521	$115,445,270
(78,354)	(46,011)	(103,775)	(487,132)	(1,663,178)	(1,528,659)
(19,283,907)	(59,226,375)	2,860,118	(24,172,376)	(284,603,334)	857,624
(210,902)	(58,132)	2,383,126	(282,656)	(2,902,425)	(1,180,861)
$5,564,196	$3,180,806	$56,578,510	$35,360,728	$92,741,584	$113,593,374

$5,380,597	$3,078,007	$45,459,389	$34,422,703	$88,812,615	$110,381,067
183,599	102,799	11,119,121	938,025	3,928,969	3,212,307

754,300	537,682	850,106	1,993,778	13,041,357	4,166,138
24,374	18,750	212,355	54,272	606,169	126,957

$7.13	$5.72	$53.47	$17.27	$6.81	$26.49
7.53	5.48	52.36	17.28	6.48	25.30

See accompanying notes to the financial statements.

204 :: Statements of Assets and Liabilities :: July 31, 2012

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$4,849,000
Repurchase agreements, at value	4,849,000
Total Investment Securities, at value	4,849,000
Cash	254
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	69,639
Interest receivable	15
Receivable for capital shares issued	8,388
Prepaid expenses	7,238
TOTAL ASSETS	4,935,435

LIABILITIES:
Payable for capital shares redeemed	4,052
Unrealized depreciation on forward currency contracts	7,634
Advisory fees payable	8,380
Management services fees payable	1,676
Administration fees payable	212
Distribution and services fees payable—Service Class	133
Trustee fees payable	38
Transfer agency fees payable	1,248
Fund accounting fees payable	480
Compliance services fees payable	82
Service fees payable	46
Other accrued expenses	17,553
TOTAL LIABILITIES	41,534
NET ASSETS	$4,893,901

NET ASSETS CONSIST OF:
Capital	$6,463,690
Accumulated net investment income (loss)	(103,451)
Accumulated net realized gains (losses) on investments	(1,528,343)
Net unrealized appreciation (depreciation) on investments	62,005
NET ASSETS	$4,893,901

NET ASSETS:
Investor Class	$4,734,768
Service Class	159,133

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	214,000
Service Class	7,249

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$22.13
Service Class	21.95

See accompanying notes to the financial statements.

Statements of Operations

206 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012
INVESTMENT INCOME:
Dividends	$354,855	$103,823	$82,480	$196,073
Interest	33,124	7,563	5,124	13,678
Foreign tax withholding	—	—	(25)	—
TOTAL INVESTMENT INCOME	387,979	111,386	87,579	209,751

EXPENSES:
Advisory fees	501,889	160,712	105,162	294,445
Management services fees	100,379	32,143	21,032	63,096
Administration fees	31,465	10,331	6,642	20,239
Distribution and services fees—Service Class	112,507	15,648	19,514	62,428
Transfer agency fees	127,971	25,636	27,641	75,396
Administrative services fees	162,357	82,988	41,334	112,102
Registration and filing fees	64,112	33,817	46,137	43,659
Custody fees	10,548	7,616	9,973	7,927
Fund accounting fees	71,243	25,027	21,337	44,388
Trustee fees	1,926	684	446	1,318
Compliance services fees	720	87	79	292
Service fees	7,495	2,619	1,675	5,038
Other fees	73,280	16,120	17,651	58,477
Total Gross Expenses before reductions	1,265,892	413,428	318,623	788,805
Less Expenses reduced by the Advisor	—	(2,600)	(56,535)	—
TOTAL NET EXPENSES	1,265,892	410,828	262,088	788,805
NET INVESTMENT INCOME (LOSS)	(877,913)	(299,442)	(174,509)	(579,054)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	146,178	363,688	492,249	192,871
Net realized gains (losses) on futures contracts	(358,852)	(1,259,419)	6,442	765,406
Net realized gains (losses) on swap agreements	2,679,753	(1,487,470)	500,141	598,672
Change in net unrealized appreciation/depreciation on investments	1,602,346	(887,251)	(937,468)	2,071,064
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,069,425	(3,270,452)	61,364	3,628,013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,191,512	$(3,569,894)	$(113,145)	$3,048,959

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 207

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012

$748,552	$728,170	$191,541	$101,177	$302,119	$138,649
54	70	19	34	35	26
—	—	—	—	—	—
748,606	728,240	191,560	101,211	302,154	138,675

225,558	294,778	76,566	105,722	143,585	105,611
45,112	58,956	15,313	21,145	28,717	21,122
13,860	18,776	4,796	6,960	8,817	6,885
31,568	29,668	20,854	34,861	44,513	32,397
31,123	40,248	17,528	26,155	30,958	24,317
93,112	119,637	41,279	57,790	57,618	53,005
29,564	31,427	30,214	36,931	30,281	35,024
31,706	31,403	24,748	25,238	48,308	39,043
32,345	42,570	12,297	16,543	21,962	17,162
860	1,146	360	479	560	506
331	495	82	24	176	111
3,242	4,342	1,165	1,630	2,152	1,788
35,148	40,844	9,662	12,199	20,159	15,170
573,529	714,290	254,864	345,677	437,806	352,141
(21,672)	(7,700)	(57,397)	(66,950)	(62,088)	(76,134)
551,857	706,590	197,467	278,727	375,718	276,007
196,749	21,650	(5,907)	(177,516)	(73,564)	(137,332)

(1,961,492)	(1,893,616)	824,541	(3,529,160)	1,174,244	1,974,132
—	—	—	—	—	—
—	—	—	—	—	—
4,108,491	3,319,989	(1,889,206)	(1,394,366)	923,048	(3,065,118)
2,146,999	1,426,373	(1,064,665)	(4,923,526)	2,097,292	(1,090,986)
$2,343,748	$1,448,023	$(1,070,572)	$(5,101,042)	$2,023,728	$(1,228,318)

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012
INVESTMENT INCOME:
Dividends	$188,030	$596,642	$316,134	$250,005
Interest	11	19,683	7,259	12,321
Foreign tax withholding	(19,389)	—	—	(77)
TOTAL INVESTMENT INCOME	168,652	616,325	323,393	262,249

EXPENSES:
Advisory fees	28,760	429,292	271,157	288,007
Management services fees	5,752	85,859	54,232	57,602
Administration fees	1,808	26,978	17,135	18,577
Distribution and services fees—Service Class	6,889	53,592	31,047	22,332
Transfer agency fees	7,810	96,953	58,966	83,655
Administrative services fees	20,503	148,908	120,282	98,053
Registration and filing fees	38,518	41,246	38,440	52,221
Custody fees	6,805	9,723	10,352	12,334
Fund accounting fees	4,107	61,577	39,532	47,060
Trustee fees	122	1,823	1,207	1,253
Compliance services fees	11	469	174	201
Service fees	438	6,613	4,351	4,686
Other fees	5,141	61,588	38,447	66,640
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	126,664	1,024,621	685,322	752,621
Less Expenses reduced by the Advisor	(46,775)	—	—	(3,770)
TOTAL NET EXPENSES	79,889	1,024,621	685,322	748,851
NET INVESTMENT INCOME (LOSS)	88,763	(408,296)	(361,929)	(486,602)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(779,496)	2,313,012	1,911,928	652,410
Net realized gains (losses) on futures contracts	1,787	(731,429)	(1,503,004)	(107,530)
Net realized gains (losses) on swap agreements	—	(2,756,474)	(10,912,911)	(4,482,560)
Change in net unrealized appreciation/depreciation on investments	(637,320)	587,993	(2,171,498)	(987,371)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,415,029)	(586,898)	(12,675,485)	(4,925,051)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,326,266)	$(995,194)	$(13,037,414)	$(5,411,653)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 209

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012

$193,366	$849,675	$—	$1,017,422	$646,093	$286,940
7,589	29,174	12,710	8,389	3,745	2,770
—	—	—	(106,688)	(70,140)	(26,199)
200,955	878,849	12,710	919,123	579,698	263,511

158,018	953,829	157,770	358,896	163,473	103,339
31,604	190,767	31,554	71,780	32,695	20,668
9,918	60,246	9,314	22,436	10,582	6,484
25,350	59,985	7,081	28,064	17,028	5,442
36,105	218,967	19,700	66,830	39,151	21,772
64,329	365,048	85,296	136,832	55,126	40,176
62,851	69,703	35,581	42,561	34,941	32,977
6,524	14,471	6,295	11,685	8,376	14,748
21,668	130,659	20,013	48,513	23,065	14,302
676	4,019	543	1,447	777	464
171	1,028	54	369	125	75
2,529	14,848	2,280	5,624	2,673	1,625
28,799	180,089	18,717	56,093	16,420	13,615
—	—	6,485	—	—	—
448,542	2,263,659	400,683	851,130	404,432	275,687
(57,401)	—	—	—	—	(31,875)
391,141	2,263,659	400,683	851,130	404,432	243,812
(190,186)	(1,384,810)	(387,973)	67,993	175,266	19,699

—	877,684	—	(2,403,686)	2,294,379	(1,071,338)
311,988	2,638,454	—	—	—	—
398,884	6,757,883	(8,942,364)	(12,026,226)	(5,265,957)	(7,480,860)
956,642	8,333,661	(413,626)	(4,506,499)	(5,513,913)	(3,130,786)
1,667,514	18,607,682	(9,355,990)	(18,936,411)	(8,485,491)	(11,682,984)
$1,477,328	$17,222,872	$(9,743,963)	$(18,868,418)	$(8,310,225)	$(11,663,285)

See accompanying notes to the financial statements.

210 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012
INVESTMENT INCOME:
Interest	$7,045	$25,298	$6,926	$6,953

EXPENSES:
Advisory fees	118,293	412,935	102,360	78,617
Management services fees	19,716	82,588	20,472	15,724
Administration fees	6,228	26,167	6,246	4,759
Distribution and services fees—Service Class	3,056	64,834	38,592	10,572
Transfer agency fees	19,423	62,964	24,586	16,674
Administrative services fees	44,570	194,152	39,238	32,296
Registration and filing fees	30,373	54,725	66,186	34,144
Custody fees	4,353	8,156	7,338	5,604
Fund accounting fees	13,395	56,414	14,088	10,207
Trustee fees	440	1,918	497	331
Compliance services fees	107	338	104	88
Service fees	1,458	7,125	1,620	1,100
Other fees	5,852	53,366	18,991	10,787
Total Gross Expenses before reductions	267,264	1,025,682	340,318	220,903
Less Expenses reduced by the Advisor	(36,822)	(7,592)	(65,502)	(28,986)
TOTAL NET EXPENSES	230,442	1,018,090	274,816	191,917
NET INVESTMENT INCOME (LOSS)	(223,397)	(992,792)	(267,890)	(184,964)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,671,409)	(1,705,049)	31,950	(81,614)
Net realized gains (losses) on swap agreements	(117,902)	(8,253,564)	(436,042)	(513,965)
Change in net unrealized appreciation/depreciation on investments	(399,803)	(626,388)	129,383	49,982
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,189,114)	(10,585,001)	(274,709)	(545,597)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,412,511)	$(11,577,793)	$(542,599)	$(730,561)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 211

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012

$21,898	$2,169	$10,535	$3,777	$9,953	$11,097

333,391	34,704	144,241	68,444	141,346	137,729
66,679	6,941	28,848	13,689	28,270	27,546
21,314	2,203	8,935	4,299	8,907	8,915
16,845	5,450	17,208	6,931	5,789	16,492
68,634	9,678	43,313	15,673	38,836	22,766
120,384	16,118	38,233	25,191	48,095	51,844
38,487	31,833	70,154	55,425	45,177	30,001
7,855	5,592	8,025	5,686	7,857	6,622
46,097	4,773	19,923	9,296	19,268	19,251
1,716	177	636	306	649	583
163	25	123	54	100	173
5,766	607	2,293	1,260	2,355	2,235
39,748	3,382	28,838	11,174	24,232	13,744
767,079	121,483	410,770	217,428	370,881	337,901
—	(35,983)	(60,845)	(52,619)	(13,503)	(2,741)
767,079	85,500	349,925	164,809	357,378	335,160
(745,181)	(83,331)	(339,390)	(161,032)	(347,425)	(324,063)

(929,424)	(24,883)	(937,785)	(118,963)	(762,848)	—
(16,555,625)	(769,488)	(2,779,481)	(3,172,594)	(7,410,574)	1,616,309
(962,710)	(44,215)	264,451	(266,322)	101,317	238,660
(18,447,759)	(838,586)	(3,452,815)	(3,557,879)	(8,072,105)	1,854,969
$(19,192,940)	$(921,917)	$(3,792,205)	$(3,718,911)	$(8,419,530)	$1,530,906

See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	4,467	3,199	2,311	1,076
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	4,467	3,199	2,311	1,076

EXPENSES:
Advisory fees	58,004	37,166	30,467	21,251
Management services fees	11,601	7,433	6,093	3,542
Administration fees	3,703	2,362	1,735	996
Distribution and services fees—Service Class	5,660	2,471	2,525	821
Transfer agency fees	13,556	7,159	6,528	2,640
Administrative services fees	25,707	21,505	15,482	12,024
Registration and filing fees	30,811	33,092	29,430	26,531
Custody fees	6,290	5,607	4,718	3,367
Fund accounting fees	8,021	5,145	3,745	2,153
Trustee fees	260	166	119	70
Compliance services fees	28	52	37	7
Service fees	949	599	442	257
Other fees	16,422	3,431	5,194	3,850
Total Gross Expenses before reductions	181,012	126,188	106,515	77,509
Less Expenses reduced by the Advisor	(41,477)	(37,987)	(33,714)	(35,840)
TOTAL NET EXPENSES	139,535	88,201	72,801	41,669
NET INVESTMENT INCOME (LOSS)	(135,068)	(85,002)	(70,490)	(40,593)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(183,511)
Net realized gains (losses) on swap agreements	(780,872)	(341,198)	87,647	132,129
Change in net unrealized appreciation/depreciation on investments	142,591	179,873	117,281	23,159
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(638,281)	(161,325)	204,928	(28,223)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(773,349)	$(246,327)	$134,438	$(68,816)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 213

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012	Year Ended July 31, 2012

$219,784	$279,482	$42,190	$56,493	$58,784	$115,415
3,794	3,863	3,200	777	2,092	1,949
—	(8,435)	—	—	—	(24)
223,578	274,910	45,390	57,270	60,876	117,340

119,272	140,201	92,134	26,646	49,525	64,229
23,855	28,040	18,427	5,329	9,905	12,846
7,572	9,045	5,794	1,641	3,026	4,037
8,824	17,184	10,794	7,588	12,276	6,100
26,374	24,766	16,846	6,848	10,351	10,160
49,682	67,698	44,230	14,020	23,003	32,117
30,720	31,228	34,835	28,107	29,040	30,043
7,230	7,351	6,094	6,990	7,383	7,667
16,743	19,966	12,759	4,319	7,743	10,322
524	663	368	110	196	267
211	151	186	52	108	114
1,823	2,334	1,367	413	643	991
17,770	18,990	12,374	2,363	5,429	9,446
310,600	367,617	256,208	104,426	158,628	188,339
(26,655)	(6,176)	(32,893)	(35,373)	(32,114)	(34,083)
283,945	361,441	223,315	69,053	126,514	154,256
(60,367)	(86,531)	(177,925)	(11,783)	(65,638)	(36,916)

(1,263,913)	4,544,666	(98,331)	(41,582)	(380,648)	(116,233)
—	—	—	—	—	—
(203,002)	(5,127,688)	1,334,141	77,823	300,989	(390,365)
1,627,873	(6,232,685)	3,019,940	293,822	680,047	674,127
160,958	(6,815,707)	4,255,750	330,063	600,388	167,529
$100,591	$(6,902,238)	$4,077,825	$318,280	$534,750	$130,613

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012
INVESTMENT INCOME:
Dividends	$114,478	$77,531	$49,662	$3,900
Interest	1,698	1,419	2,823	676
TOTAL INVESTMENT INCOME	116,176	78,950	52,485	4,576

EXPENSES:
Advisory fees	57,427	43,882	132,936	19,543
Management services fees	11,486	8,777	26,588	3,909
Administration fees	3,554	2,959	8,775	1,135
Distribution and services fees—Service Class	10,299	6,772	11,933	1,697
Transfer agency fees	11,638	8,548	23,294	4,355
Administrative services fees	29,464	40,638	64,209	11,559
Registration and filing fees	31,564	30,557	32,423	27,781
Custody fees	8,182	10,789	7,087	5,211
Fund accounting fees	8,457	8,074	19,148	2,528
Trustee fees	241	216	645	73
Compliance services fees	118	34	171	29
Service fees	881	729	2,241	280
Other fees	7,239	10,987	16,419	149
Total Gross Expenses before reductions	180,550	172,962	345,869	78,249
Less Expenses reduced by the Advisor	(37,786)	(64,968)	(8,837)	(31,473)
TOTAL NET EXPENSES	142,764	107,994	337,032	46,776
NET INVESTMENT INCOME (LOSS)	(26,588)	(29,044)	(284,547)	(42,200)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(369,842)	(181,667)	1,102,961	(19,949)
Net realized gains (losses) on swap agreements	(383,458)	(882,095)	(3,745,627)	(58,935)
Change in net unrealized appreciation/depreciation on investments	1,037,309	545,390	(1,107,168)	1,279,887
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	284,009	(518,372)	(3,749,834)	1,201,003
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$257,421	$(547,416)	$(4,034,381)	$1,158,803

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012

$719,064	$172,815	$218,041	$—	$524,081	$110,851
7,544	3,197	2,386	24,348	6,853	1,304
726,608	176,012	220,427	24,348	530,934	112,155

377,254	144,370	76,599	333,040	208,310	43,745
75,451	28,874	15,320	66,609	41,662	8,749
24,023	9,308	4,664	21,310	13,109	2,726
39,698	11,292	8,324	71,037	25,203	2,645
67,343	27,447	10,813	98,586	34,987	7,731
195,543	76,637	39,766	100,674	97,858	24,824
38,209	34,890	30,159	52,324	33,140	31,063
10,939	7,206	6,288	8,115	7,870	6,255
52,432	20,289	10,259	45,842	29,001	6,175
1,761	716	291	1,506	850	178
376	75	192	463	360	39
6,246	2,480	1,177	5,518	3,185	704
66,522	20,768	13,241	49,603	35,864	2,748
955,797	384,352	217,093	854,627	531,399	137,582
—	(6,763)	(32,081)	—	(25,695)	(34,032)
955,797	377,589	185,012	854,627	505,704	103,550
(229,189)	(201,577)	35,415	(830,279)	25,230	8,605

1,795,973	(938,892)	115,022	—	178,378	216,938
(12,329,608)	(9,930,142)	1,052,873	(32,060,427)	(19,627)	(1,031,724)
(4,581,122)	(4,814,257)	1,029,079	7,891,360	2,292,257	(162,464)
(15,114,757)	(15,683,291)	2,196,974	(24,169,067)	2,451,008	(977,250)
$(15,343,946)	$(15,884,868)	$2,232,389	$(24,999,346)	$2,476,238	$(968,645)

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012
INVESTMENT INCOME:
Dividends	$86,432	$130,867	$466,873	$—
Interest	3,010	1,262	4,688	1,360
TOTAL INVESTMENT INCOME	89,442	132,129	471,561	1,360

EXPENSES:
Advisory fees	92,582	31,349	149,298	19,437
Management services fees	18,517	6,270	29,860	3,887
Administration fees	5,746	2,015	9,233	1,107
Distribution and services fees—Service Class	13,924	4,319	10,629	784
Transfer agency fees	18,317	5,336	23,357	2,631
Administrative services fees	31,932	18,014	70,900	13,778
Registration and filing fees	29,345	28,688	32,021	25,862
Custody fees	7,876	6,381	7,429	4,575
Fund accounting fees	13,356	4,582	20,484	2,401
Trustee fees	381	101	551	88
Compliance services fees	161	58	349	28
Service fees	1,320	484	2,289	291
Other fees	13,094	3,989	26,639	3,457
Total Gross Expenses before reductions	246,551	111,586	383,039	78,326
Less Expenses reduced by the Advisor	(18,312)	(34,956)	(28,029)	(32,708)
TOTAL NET EXPENSES	228,239	76,630	355,010	45,618
NET INVESTMENT INCOME (LOSS)	(138,797)	55,499	116,551	(44,258)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	129,480	24,982	(693,155)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(770,588)	418,695	259,805	(239,839)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	649,180	2,055,470	2,004,992	(105,661)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,072	2,499,147	1,571,642	(345,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(130,725)	$2,554,646	$1,688,193	$(389,758)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 217

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012	July 31, 2012

$—	$—	$—	$—	$—	$—
3,412	2,100	650,250	21,874	73,068	61,396
3,412	2,100	650,250	21,874	73,068	61,396

53,968	36,215	255,618	298,220	975,658	831,185
10,794	7,243	76,686	59,644	195,133	166,238
3,496	2,308	24,958	19,001	63,583	51,827
3,840	1,168	82,492	16,673	66,304	42,796
13,415	6,055	83,849	43,351	155,017	100,665
23,778	21,107	125,701	158,260	519,663	424,989
31,017	28,594	57,483	36,343	60,489	42,727
5,713	5,396	7,971	6,638	11,420	11,035
7,541	4,997	54,087	41,079	136,851	112,523
258	191	1,718	1,418	4,732	3,440
76	42	345	169	502	1,130
949	635	6,318	4,925	16,276	13,512
6,554	1,383	56,849	33,296	111,291	157,354
161,399	115,334	834,075	719,017	2,316,919	1,959,421
(33,074)	(30,629)	—	—	—	—
128,325	84,705	834,075	719,017	2,316,919	1,959,421
(124,913)	(82,605)	(183,825)	(697,143)	(2,243,851)	(1,898,025)

—	—	4,031,043	—	—	—
—	—	—	(134,020)	—	(174,839)
1,281,503	(1,432,812)	12,333,687	(8,366,259)	(91,840,445)	—
—	—	—	—	—	5,901,621
(776,026)	(180,511)	527,331	1,540,362	10,722,031	830,848
505,477	(1,613,323)	16,892,061	(6,959,917)	(81,118,414)	6,557,630
$380,564	$(1,695,928)	$16,708,236	$(7,657,060)	$(83,362,265)	$4,659,605

See accompanying notes to the financial statements.

218 :: Statements of Operations :: For the Periods Indicated

Falling
U.S. Dollar ProFund
Year Ended
July 31, 2012
INVESTMENT INCOME:
Interest	$4,699
TOTAL INVESTMENT INCOME	4,699

EXPENSES:
Advisory fees	70,270
Management services fees	14,054
Administration fees	4,434
Distribution and services fees—Service Class	2,967
Transfer agency fees	11,345
Administrative services fees	34,173
Registration and filing fees	27,804
Custody fees	5,578
Fund accounting fees	9,552
Trustee fees	342
Compliance services fees	23
Service fees	1,979
Other fees	13,656
Total Gross Expenses before reductions	196,177
Less Expenses reduced by the Advisor	(21,781)
TOTAL NET EXPENSES	174,396
NET INVESTMENT INCOME (LOSS)	(169,697)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(24,383)
Net realized gains (losses) on forward currency contracts	(1,239,465)
Change in net unrealized appreciation/depreciation on investments	(123,895)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,387,743)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,557,440)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(877,913)	$(511,614)	$(299,442)	$(501,165)
Net realized gains (losses) on investments	2,467,079	6,072,593	(2,383,201)	5,741,321
Change in net unrealized appreciation/depreciation on investments	1,602,346	(256,198)	(887,251)	1,571,672
Change in net assets resulting from operations	3,191,512	5,304,781	(3,569,894)	6,811,828
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	46,159,033	(12,102,055)	(4,514,637)	7,524,527
Change in net assets	49,350,545	(6,797,274)	(8,084,531)	14,336,355
NET ASSETS:
Beginning of period	44,003,764	50,801,038	34,517,353	20,180,998
End of period	$93,354,309	$44,003,764	$26,432,822	$34,517,353
Accumulated net investment income (loss)	$(615,764)	$(340,744)	$(299,836)	$(487,296)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$523,582,401	$693,958,844	$121,061,835	$127,488,234
Dividends reinvested	—	—	—	—
Value of shares redeemed	(489,577,582)	(703,582,298)	(120,502,861)	(124,520,625)
Service Class
Proceeds from shares issued	132,574,295	93,535,944	8,308,313	37,177,291
Dividends reinvested	—	—	—	—
Value of shares redeemed	(120,420,081)	(96,014,545)	(13,381,924)	(32,620,373)
Change in net assets resulting from capital transactions	$46,159,033	$(12,102,055)	$(4,514,637)	$7,524,527
SHARE TRANSACTIONS:
Investor Class
Issued	9,097,372	12,330,445	2,590,144	2,685,446
Reinvested	—	—	—	—
Redeemed	(8,563,522)	(12,549,139)	(2,637,955)	(2,590,351)
Service Class
Issued	2,507,540	1,859,109	200,446	902,977
Reinvested	—	—	—	—
Redeemed	(2,271,942)	(1,908,312)	(322,544)	(791,931)
Change in shares	769,448	(267,897)	(169,909)	206,141

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(174,509)	$(374,598)	$(579,054)	$(684,273)	$196,749	$96,772
998,832	3,714,642	1,556,949	9,890,929	(1,961,492)	2,268,222
(937,468)	939,603	2,071,064	1,078,621	4,108,491	(216,901)
(113,145)	4,279,647	3,048,959	10,285,277	2,343,748	2,148,093

—	—	—	(1,264,317)	—	—
—	—	—	(222,743)	—	—
—	—	—	(1,487,060)	—	—
6,072,117	(14,262,121)	(11,553,661)	(6,453,751)	23,214,573	798,998
5,958,972	(9,982,474)	(8,504,702)	2,344,466	25,558,321	2,947,091

13,949,027	23,931,501	49,413,315	47,068,849	17,199,943	14,252,852
$19,907,999	$13,949,027	$40,908,613	$49,413,315	$42,758,264	$17,199,943
$(266,004)	$(421,486)	$(440,093)	$(518,256)	$197,108	$72,110

$215,957,480	$197,500,766	$913,853,801	$834,443,838	$172,363,476	$125,306,850
—	—	—	1,206,208	—	—
(209,310,084)	(211,767,563)	(925,658,985)	(841,104,152)	(150,635,723)	(126,417,745)

126,941,687	223,225,375	142,915,747	127,997,578	14,393,585	12,159,852
—	—	—	216,683	—	—
(127,516,966)	(223,220,699)	(142,664,224)	(129,213,906)	(12,906,765)	(10,249,959)
$6,072,117	$(14,262,121)	$(11,553,661)	$(6,453,751)	$23,214,573	$798,998

4,990,248	4,655,587	11,218,279	11,213,768	4,661,334	3,376,497
—	—	—	16,074	—	—
(4,848,018)	(4,986,225)	(11,382,867)	(11,314,143)	(4,072,023)	(3,400,099)

3,264,602	5,809,140	1,969,633	1,954,041	402,204	340,757
—	—	—	3,208	—	—
(3,268,040)	(5,823,983)	(1,961,044)	(1,974,053)	(365,763)	(284,449)
138,792	(345,481)	(155,999)	(101,105)	625,752	32,706

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,650	$(37,157)	$(5,907)	$(28,250)
Net realized gains (losses) on investments	(1,893,616)	541,730	824,541	1,029,200
Change in net unrealized appreciation/depreciation on investments	3,319,989	1,604,745	(1,889,206)	1,159,857
Change in net assets resulting from operations	1,448,023	2,109,318	(1,070,572)	2,160,807
Change in net assets resulting from capital transactions	10,388,258	25,662,805	(12,856,397)	941,010
Change in net assets	11,836,281	27,772,123	(13,926,969)	3,101,817
NET ASSETS:
Beginning of period	36,335,765	8,563,642	18,492,548	15,390,731
End of period	$48,172,046	$36,335,765	$4,565,579	$18,492,548
Accumulated net investment income (loss)	$26,138	$(24,673)	$(100,480)	$(130,244)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$209,091,022	$102,955,320	$65,435,796	$142,957,250
Value of shares redeemed	(198,650,154)	(77,437,644)	(76,646,820)	(143,501,057)
Service Class
Proceeds from shares issued	18,748,303	6,812,154	11,713,845	12,768,401
Value of shares redeemed	(18,800,913)	(6,667,025)	(13,359,218)	(11,283,584)
Change in net assets resulting from capital transactions	$10,388,258	$25,662,805	$(12,856,397)	$941,010
SHARE TRANSACTIONS:
Investor Class
Issued	4,940,722	2,623,336	1,526,642	3,272,625
Redeemed	(4,736,611)	(1,998,262)	(1,797,755)	(3,298,978)
Service Class
Issued	484,747	188,026	295,921	309,617
Redeemed	(491,212)	(187,356)	(344,873)	(270,723)
Change in shares	197,646	625,744	(320,065)	12,541

(a)          Amount includes $20,263 and $1,212 for the Investor Class and Service Class, respectively, related to a voluntary contribution from the Advisor due to corrections of investment transactions.

(b)         Amount includes $23,535 and $3,533 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(177,516)	$(361,831)	$(73,564)	$(101,381)	$(137,332)	$(252,201)
(3,529,160)	2,204,401	1,174,244	2,208,076	1,974,132	1,123,609
(1,394,366)	1,634,061	923,048	(242,991)	(3,065,118)	3,752,656
(5,101,042)	3,476,631	2,023,728	1,863,704	(1,228,318)	4,624,064
(11,564,691)	15,962,575	19,371,907	(144,521)	(16,740,228)	(11,310,270)
(16,665,733)	19,439,206	21,395,635	1,719,183	(17,968,546)	(6,686,206)

32,375,717	12,936,511	8,847,782	7,128,599	26,829,424	33,515,630
$15,709,984	$32,375,717	$30,243,417	$8,847,782	$8,860,878	$26,829,424
$(142,261)	$(296,866)	$(98,731)	$(120,317)	$(101,938)	$(208,999)

$103,055,393	$132,910,129	$169,966,653	$122,259,718 (a)	$74,803,490	$151,202,000 (b)
(110,765,598)	(116,527,963)	(150,399,400)	(124,443,363)	(87,415,616)	(165,732,931)

10,806,709	23,746,866	29,942,571	15,899,153 (a)	11,132,671	23,861,685 (b)
(14,661,195)	(24,166,457)	(30,137,917)	(13,860,029)	(15,260,773)	(20,641,024)
$(11,564,691)	$15,962,575	$19,371,907	$(144,521)	$(16,740,228)	$(11,310,270)

2,267,271	2,978,338	3,992,496	2,997,877	1,684,414	3,494,757
(2,519,020)	(2,632,570)	(3,517,799)	(3,030,505)	(1,983,510)	(3,917,176)

267,394	587,288	756,717	410,693	271,979	589,569
(376,699)	(595,370)	(754,302)	(362,366)	(378,519)	(505,623)
(361,054)	337,686	477,112	15,699	(405,636)	(338,473)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$88,763	$474,519	$(408,296)	$(663,580)
Net realized gains (losses) on investments	(777,709)	(4,690,969)	(1,174,891)	23,447,023
Change in net unrealized appreciation/depreciation on investments	(637,320)	98,141	587,993	4,450,868
Change in net assets resulting from operations	(1,326,266)	(4,118,309)	(995,194)	27,234,311
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(344,769)	—	—	—
Service Class	(175,824)	—	—	—
Change in net assets resulting from distributions	(520,593)	—	—	—
Change in net assets resulting from capital transactions	345,140	(920,280)	(26,815,464)	(20,702,872)
Change in net assets	(1,501,719)	(5,038,589)	(27,810,658)	6,531,439
NET ASSETS:
Beginning of period	7,681,167	12,719,756	108,144,150	101,612,711
End of period	$6,179,448	$7,681,167	$80,333,492	$108,144,150
Accumulated net investment income (loss)	$55,146	$486,976	$(302,701)	$(462,221)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$120,018,337	$256,786,627	$2,188,655,064	$3,407,962,592
Dividends reinvested	341,573	—	—	—
Value of shares redeemed	(122,537,125)	(256,637,102)	(2,212,502,674)	(3,427,865,439)
Service Class
Proceeds from shares issued	7,650,665	15,919,002	50,183,708	103,751,406
Dividends reinvested	173,274	—	—	—
Value of shares redeemed	(5,301,584)	(16,988,807)	(53,151,562)	(104,551,431)
Change in net assets resulting from capital transactions	$345,140	$(920,280)	$(26,815,464)	$(20,702,872)
SHARE TRANSACTIONS:
Investor Class
Issued	9,506,646	18,178,404	52,378,173	86,420,316
Reinvested	29,484	—	—	—
Redeemed	(9,715,861)	(18,548,320)	(53,127,218)	(87,122,444)
Service Class
Issued	565,266	1,123,397	1,364,798	2,936,481
Reinvested	14,672	—	—	—
Redeemed	(398,277)	(1,228,159)	(1,446,598)	(2,933,375)
Change in shares	1,930	(474,678)	(830,845)	(699,022)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(361,929)	$(748,574)	$(486,602)	$(829,056)	$(190,186)	$(171,005)
(10,503,987)	17,820,096	(3,937,680)	19,632,589	710,872	3,683,369
(2,171,498)	3,294,323	(987,371)	2,118,579	956,642	629,991
(13,037,414)	20,365,845	(5,411,653)	20,922,112	1,477,328	4,142,355

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(24,489,101)	10,666,873	(18,059,705)	(11,542,088)	(5,810,238)	868,216
(37,526,515)	31,032,718	(23,471,358)	9,380,024	(4,332,910)	5,010,571

65,206,800	34,174,082	50,945,845	41,565,821	19,997,556	14,986,985
$27,680,285	$65,206,800	$27,474,487	$50,945,845	$15,664,646	$19,997,556
$(334,472)	$(698,088)	$(589,113)	$(919,803)	$(168,623)	$(149,391)

$358,518,330	$595,351,065	$924,294,606	$988,617,529	$422,086,816	$284,382,547
—	—	—	—	—	—
(382,330,785)	(582,473,947)	(941,424,771)	(997,547,581)	(427,721,251)	(279,391,692)

34,464,077	60,325,838	33,053,504	165,020,939	21,830,050	41,721,055
—	—	—	—	—	—
(35,140,723)	(62,536,083)	(33,983,044)	(167,632,975)	(22,005,853)	(45,843,694)
$(24,489,101)	$10,666,873	$(18,059,705)	$(11,542,088)	$(5,810,238)	$868,216

9,365,420	14,373,522	55,596,035	53,157,865	13,995,768	10,034,806
—	—	—	—	—	—
(10,167,780)	(14,017,204)	(56,509,408)	(53,620,442)	(14,190,555)	(9,872,811)

991,865	1,586,373	2,102,421	10,253,316	787,859	1,635,438
—	—	—	—	—	—
(999,411)	(1,630,922)	(2,186,091)	(10,277,561)	(794,384)	(1,816,075)
(809,906)	311,769	(997,043)	(486,822)	(201,312)	(18,642)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,384,810)	$(1,472,039)	$(387,973)	$(504,563)
Net realized gains (losses) on investments	10,274,021	55,542,329	(8,942,364)	3,811,337
Change in net unrealized appreciation/depreciation on investments	8,333,661	3,035,541	(413,626)	(106,607)
Change in net assets resulting from operations	17,222,872	57,105,831	(9,743,963)	3,200,167
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(15,882,967)	(53,004,116)	15,566,412	9,632,257
Change in net assets	1,339,905	4,101,715	5,822,449	12,832,424
NET ASSETS:
Beginning of period	126,735,419	122,633,704	24,573,452	11,741,028
End of period	$128,075,324	$126,735,419	$30,395,901	$24,573,452
Accumulated net investment income (loss)	$(885,861)	$(966,575)	$(327,743)	$(441,822)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,105,820,692	$933,446,082	$170,385,688	$179,721,332
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,121,400,854)	(981,133,342)	(154,667,596)	(168,920,447)
Service Class
Proceeds from shares issued	26,233,671	33,707,585	2,196,173	12,558,905
Dividends reinvested	—	—	—	—
Value of shares redeemed	(26,536,476)	(39,024,441)	(2,347,853)	(13,727,533)
Change in net assets resulting from capital transactions	$(15,882,967)	$(53,004,116)	$15,566,412	$9,632,257
SHARE TRANSACTIONS:
Investor Class
Issued	36,501,199	35,279,825	17,030,440	13,204,512
Reinvested	—	—	—	—
Redeemed	(37,074,282)	(37,199,504)	(15,601,390)	(12,447,919)
Service Class
Issued	938,173	1,488,600	210,905	990,925
Reinvested	—	—	—	—
Redeemed	(976,718)	(1,756,315)	(229,435)	(1,057,898)
Change in shares	(611,628)	(2,187,394)	1,410,520	689,620

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$67,993	$103,255	$175,266	$205,975	$19,699	$(202,252)
(14,429,912)	2,680,033	(2,971,578)	12,324,016	(8,552,198)	3,564,290
(4,506,499)	1,591,663	(5,513,913)	(2,968,455)	(3,130,786)	1,109,439
(18,868,418)	4,374,951	(8,310,225)	9,561,536	(11,663,285)	4,471,477

(151,521)	—	(287,632)	(261,752)	—	—
—	—	(5,582)	—	—	—

—	—	—	—	—	(271,315)
—	—	—	—	—	(12,981)
(151,521)	—	(293,214)	(261,752)	—	(284,296)
(2,593,386)	(24,368,152)	(3,292,231)	(26,990,935)	4,417,583	(3,664,679)
(21,613,325)	(19,993,201)	(11,895,670)	(17,691,151)	(7,245,702)	522,502

50,666,773	70,659,974	32,152,129	49,843,280	20,523,746	20,001,244
$29,053,448	$50,666,773	$20,256,459	$32,152,129	$13,278,044	$20,523,746
$24,906	$108,434	$88,563	$206,511	$(13,135)	$(143,672)

$254,999,442	$281,739,874	$101,611,663	$171,010,200	$146,452,046	$209,639,892
93,413	—	277,642	256,835	—	266,395
(255,969,233)	(302,363,585)	(104,549,888)	(196,036,985)	(141,996,962)	(213,470,478)

8,463,639	53,608,032	4,494,761	12,786,728	2,107,853	16,410,462
—	—	4,542	—	—	8,738
(10,180,647)	(57,352,473)	(5,130,951)	(15,007,713)	(2,145,354)	(16,519,688)
$(2,593,386)	$(24,368,152)	$(3,292,231)	$(26,990,935)	$4,417,583	$(3,664,679)

21,033,005	16,530,824	10,351,661	12,856,397	18,456,786	16,325,542
8,578	—	31,767	17,737	—	21,536
(21,309,916)	(18,108,583)	(10,443,993)	(14,724,128)	(17,981,398)	(16,627,112)

681,992	3,272,577	431,535	997,791	267,991	1,308,597
—	—	524	—	—	726
(805,475)	(3,503,760)	(490,631)	(1,178,570)	(263,468)	(1,343,790)
(391,816)	(1,808,942)	(119,137)	(2,030,773)	479,911	(314,501)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(223,397)	$(319,709)	$(992,792)	$(991,180)
Net realized gains (losses) on investments	(4,789,311)	205,244	(9,958,613)	(16,548,300)
Change in net unrealized appreciation/depreciation on investments	(399,803)	654,656	(626,388)	577,606
Change in net assets resulting from operations	(5,412,511)	540,191	(11,577,793)	(16,961,874)
Change in net assets resulting from capital transactions	1,776,287	(1,575,778)	(10,540,245)	(19,982,197)
Change in net assets	(3,636,224)	(1,035,587)	(22,118,038)	(36,944,071)
NET ASSETS:
Beginning of period	15,972,326	17,007,913	60,986,546	97,930,617
End of period	$12,336,102	$15,972,326	$38,868,508	$60,986,546
Accumulated net investment income (loss)	$(211,405)	$(263,485)	$(442,403)	$(425,161)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$105,847,545	$209,980,185	$376,228,907	$517,122,816
Value of shares redeemed	(104,278,085)	(211,396,945)	(394,177,401)	(538,484,077)
Service Class
Proceeds from shares issued	830,452	6,244,916	58,118,138	35,548,309
Value of shares redeemed	(623,625)	(6,403,934)	(50,709,889)	(34,169,245)
Change in net assets resulting from capital transactions	$1,776,287	$(1,575,778)	$(10,540,245)	$(19,982,197)
SHARE TRANSACTIONS:
Investor Class
Issued	16,775,510	27,016,093	19,663,424	25,092,524
Redeemed	(16,657,649)	(27,112,433)	(20,913,917)	(26,079,253)
Service Class
Issued	135,476	822,173	3,256,178	1,703,922
Redeemed	(106,745)	(840,669)	(2,806,891)	(1,659,626)
Change in shares	146,592	(114,836)	(801,206)	(942,433)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(267,890)	$(251,361)	$(184,964)	$(232,267)	$(745,181)	$(1,135,061)
(404,092)	(6,824,716)	(595,579)	(4,145,793)	(17,485,049)	(31,280,625)
129,383	52,487	49,982	(130,033)	(962,710)	953,775
(542,599)	(7,023,590)	(730,561)	(4,508,093)	(19,192,940)	(31,461,911)
(6,763,663)	(4,324,907)	(11,059,000)	13,598,742	1,558,181	(1,020,035)
(7,306,262)	(11,348,497)	(11,789,561)	9,090,649	(17,634,759)	(32,481,946)

15,375,517	26,724,014	15,835,918	6,745,269	46,737,218	79,219,164
$8,069,255	$15,375,517	$4,046,357	$15,835,918	$29,102,459	$46,737,218
$(178,115)	$(157,510)	$(113,038)	$(157,336)	$(340,747)	$(627,614)

$198,350,688	$193,848,351	$513,670,217	$649,354,718	$1,493,058,712	$1,652,638,614
(206,007,251)	(179,979,884)	(523,170,437)	(638,032,048)	(1,489,224,715)	(1,652,895,585)

221,289,320	170,620,647	89,414,604	71,287,564	10,760,829	38,295,570
(220,396,420)	(188,814,021)	(90,973,384)	(69,011,492)	(13,036,645)	(39,058,634)
$(6,763,663)	$(4,324,907)	$(11,059,000)	$13,598,742	$1,558,181	$(1,020,035)

24,245,258	19,569,581	67,442,108	69,044,769	266,929,965	242,764,446
(25,073,291)	(18,554,439)	(68,511,553)	(68,043,868)	(267,266,411)	(243,441,350)

25,905,201	17,450,113	11,834,562	7,890,360	1,922,437	5,502,244
(25,781,968)	(18,930,415)	(12,042,499)	(7,618,975)	(2,329,176)	(5,533,767)
(704,800)	(465,160)	(1,277,382)	1,272,286	(743,185)	(708,427)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012		Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(83,331)	$(55,497)	$(339,390)		$(408,515)
Net realized gains (losses) on investments	(794,371)	(2,216,882)	(3,717,266)		(15,850,167)
Change in net unrealized appreciation/depreciation on investments	(44,215)	129,424	264,451		272,919
Change in net assets resulting from operations	(921,917)	(2,142,955)	(3,792,205)		(15,985,763)
Change in net assets resulting from capital transactions	(2,630,384)	5,201,766	5,991,540		(8,463,527)
Change in net assets	(3,552,301)	3,058,811	2,199,335		(24,449,290)
NET ASSETS:
Beginning of period	6,614,348	3,555,537	14,005,526		38,454,816
End of period	$3,062,047	$6,614,348	$16,204,861		$14,005,526
Accumulated net investment income (loss)	$(47,548)	$(40,823)	$(236,487)		$(271,358)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$135,315,666	$103,163,489	$696,157,712		$558,438,763
Value of shares redeemed	(137,771,667)	(98,460,032)	(689,326,579)		(567,451,921)
Service Class
Proceeds from shares issued	7,583,733	3,805,259	40,822,397		114,392,409
Value of shares redeemed	(7,758,116)	(3,306,950)	(41,661,990)		(113,842,778)
Change in net assets resulting from capital transactions	$(2,630,384)	$5,201,766	$5,991,540		$(8,463,527)
SHARE TRANSACTIONS:
Investor Class
Issued	47,336,282	28,236,978	67,089,195	(a)	37,295,073	(a)
Redeemed	(48,061,560)	(26,935,071)	(66,264,918	)(a)	(37,836,208	)(a)
Service Class
Issued	2,560,566	1,095,733	4,002,859	(a)	7,251,664	(a)
Redeemed	(2,618,820)	(946,247)	(4,055,924	)(a)	(7,283,027	)(a)
Change in shares	(783,532)	1,451,393	771,212		(572,498)

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012		Year Ended July 31, 2011		Year Ended July 31, 2012	Year Ended July 31, 2011

$(161,032)	$(149,212)	$(347,425)		$(484,806)		$(324,063)	$(274,869)
(3,291,557)	(3,480,766)	(8,173,422)		(19,672,634)		1,616,309	(8,674,809)
(266,322)	315,773	101,317		187,569		238,660	136,463
(3,718,911)	(3,314,205)	(8,419,530)		(19,969,871)		1,530,906	(8,813,215)
(1,978,957)	4,229,705	6,374,614		7,955,205		2,076,604	6,807,094
(5,697,868)	915,500	(2,044,916)		(12,014,666)		3,607,510	(2,006,121)

11,538,877	10,623,377	19,753,189		31,767,855		13,569,986	15,576,107
$5,841,009	$11,538,877	$17,708,273		$19,753,189		$17,177,496	$13,569,986
$(110,811)	$(106,117)	$(162,826)		$(250,666)		$(227,789)	$(208,129)

$241,125,381	$139,271,232	$480,003,038		$454,865,227		$183,403,689	$164,343,046
(242,269,024)	(134,864,850)	(474,131,478)		(447,532,242)		(182,462,412)	(157,380,988)

2,883,649	20,713,210	9,276,072		18,266,012		5,487,234	8,368,308
(3,718,963)	(20,889,887)	(8,773,018)		(17,643,792)		(4,351,907)	(8,523,272)
$(1,978,957)	$4,229,705	$6,374,614		$7,955,205		$2,076,604	$6,807,094

37,847,363	16,782,670	42,755,618	(a)	27,259,368	(a)	22,642,975	19,407,486
(38,183,630)	(16,223,554)	(42,209,019	)(a)	(27,123,298	)(a)	(22,170,638)	(18,933,787)

436,884	2,049,306	725,491	(a)	983,407	(a)	705,033	934,043
(553,808)	(1,983,979)	(703,159	)(a)	(971,516	)(a)	(535,276)	(914,958)
(453,191)	624,443	568,931		147,961		642,094	492,784

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund				UltraShort Latin America ProFund
	Year Ended July 31, 2012		Year Ended July 31, 2011		Year Ended July 31, 2012		Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(135,068)		$(192,300)		$(85,002)		$(54,057)
Net realized gains (losses) on investments	(780,872)		(4,388,132)		(341,198)		(1,665,209)
Change in net unrealized appreciation/depreciation on investments	142,591		80,073		179,873		67,060
Change in net assets resulting from operations	(773,349)		(4,500,359)		(246,327)		(1,652,206)
Change in net assets resulting from capital transactions	4,539,016		1,938,990		1,983,881		921,231
Change in net assets	3,765,667		(2,561,369)		1,737,554		(730,975)
NET ASSETS:
Beginning of period	5,158,880		7,720,249		3,374,748		4,105,723
End of period	$8,924,547		$5,158,880		$5,112,302		$3,374,748
Accumulated net investment income (loss)	$(93,514)		$(153,609)		$(61,619)		$(38,191)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$207,275,974		$193,395,159		$72,513,042		$102,217,215
Value of shares redeemed	(202,188,860)		(190,433,140)		(70,560,972)		(101,214,233)
Service Class
Proceeds from shares issued	2,698,448		18,019,618		1,920,824		6,094,218
Value of shares redeemed	(3,246,546)		(19,042,647)		(1,889,013)		(6,175,969)
Change in net assets resulting from capital transactions	$4,539,016		$1,938,990		$1,983,881		$921,231
SHARE TRANSACTIONS:
Investor Class
Issued	16,300,117	(a)	14,876,294	(a)	4,633,607	(a)	6,000,052	(a)
Redeemed	(15,950,770	)(a)	(14,834,499	)(a)	(4,516,686	)(a)	(5,961,387	)(a)
Service Class
Issued	205,209	(a)	1,318,961	(a)	129,085	(a)	353,238	(a)
Redeemed	(246,389	)(a)	(1,391,624	)(a)	(121,833	)(a)	(356,860	)(a)
Change in shares	308,167		(30,868)		124,173		35,043

(a)               As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(70,490)	$(57,717)	$(40,593)	$(68,912)	$(60,367)	$(158,184)
87,647	(2,090,723)	(51,382)	(3,406,830)	(1,466,915)	(1,096,801)
117,281	(5,927)	23,159	(221,241)	1,627,873	(758,478)
134,438	(2,154,367)	(68,816)	(3,696,983)	100,591	(2,013,463)
2,332,638	(637,048)	647,639	(163,067)	(250,931)	1,062,477
2,467,076	(2,791,415)	578,823	(3,860,050)	(150,340)	(950,986)

2,033,252	4,824,667	1,629,309	5,489,359	15,260,619	16,211,605
$4,500,328	$2,033,252	$2,208,132	$1,629,309	$15,110,279	$15,260,619
$(50,526)	$(44,321)	$(30,135)	$(50,181)	$(32,073)	$(109,653)

$91,192,191	$99,845,091	$65,795,539	$148,912,094	$158,894,176	$179,266,797
(88,735,799)	(100,402,743)	(65,169,037)	(148,787,650)	(159,303,312)	(177,920,420)

1,789,980	6,276,220	1,188,103	6,706,906	4,365,655	2,876,318
(1,913,734)	(6,355,616)	(1,166,966)	(6,994,417)	(4,207,450)	(3,160,218)
$2,332,638	$(637,048)	$647,639	$(163,067)	$(250,931)	$1,062,477

16,942,586	19,187,313	2,887,047	6,114,735	35,558,327	29,400,512
(16,573,249)	(19,399,898)	(2,866,589)	(6,229,123)	(35,312,992)	(29,134,250)

328,820	1,166,834	46,251	269,328	867,942	443,224
(353,133)	(1,179,928)	(47,386)	(279,513)	(826,817)	(497,069)
345,024	(225,679)	19,323	(124,573)	286,460	212,417

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(86,531)	$(163,690)	$(177,925)	$(188,354)
Net realized gains (losses) on investments	(583,022)	8,288,797	1,235,810	1,985,655
Change in net unrealized appreciation/depreciation on investments	(6,232,685)	1,920,491	3,019,940	(293,727)
Change in net assets resulting from operations	(6,902,238)	10,045,598	4,077,825	1,503,574
Change in net assets resulting from capital transactions	(6,594,261)	(9,594,524)	8,020,993	641,900
Change in net assets	(13,496,499)	451,074	12,098,818	2,145,474
NET ASSETS:
Beginning of period	29,159,656	28,708,582	10,546,008	8,400,534
End of period	$15,663,157	$29,159,656	$22,644,826	$10,546,008
Accumulated net investment income (loss)	$(68,605)	$(122,446)	$(162,608)	$(154,461)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$162,084,002	$123,643,310	$62,286,908	$60,590,323
Value of shares redeemed	(168,804,608)	(129,929,151)	(54,849,832)	(59,929,487)
Service Class
Proceeds from shares issued	5,088,188	18,475,114	8,258,911	9,362,395
Value of shares redeemed	(4,961,843)	(21,783,797)	(7,674,994)	(9,381,331)
Change in net assets resulting from capital transactions	$(6,594,261)	$(9,594,524)	$8,020,993	$641,900
SHARE TRANSACTIONS:
Investor Class
Issued	4,005,472	2,465,027	883,500	1,036,845
Redeemed	(4,158,401)	(2,641,321)	(802,687)	(1,035,770)
Service Class
Issued	131,577	396,518	127,444	172,287
Redeemed	(129,400)	(465,224)	(120,483)	(174,222)
Change in shares	(150,752)	(245,000)	87,774	(860)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(11,783)	$(3,250)	$(65,638)	$(29,614)	$(36,916)	$(61,729)
36,241	100,583	(79,659)	902,287	(506,598)	221,577
293,822	148,004	680,047	259,505	674,127	(496,986)
318,280	245,337	534,750	1,132,178	130,613	(337,138)
1,548,217	(825,005)	2,866,379	75,150	6,125,649	(1,716,487)
1,866,497	(579,668)	3,401,129	1,207,328	6,256,262	(2,053,625)

2,566,370	3,146,038	3,674,486	2,467,158	8,544,178	10,597,803
$4,432,867	$2,566,370	$7,075,615	$3,674,486	$14,800,440	$8,544,178
$(10,909)	$(1,965)	$(59,925)	$(21,829)	$(82,471)	$(103,343)

$34,080,644	$28,476,604	$41,457,509	$22,456,602	$60,007,944	$77,492,203
(32,907,908)	(29,101,841)	(39,508,914)	(22,565,261)	(53,713,354)	(79,169,160)

5,258,645	4,864,570	6,323,783	7,325,001	2,309,210	1,540,965
(4,883,164)	(5,064,338)	(5,405,999)	(7,141,192)	(2,478,151)	(1,580,495)
$1,548,217	$(825,005)	$2,866,379	$75,150	$6,125,649	$(1,716,487)

773,489	710,300	1,200,012	821,767	9,250,091	9,930,524
(747,733)	(733,137)	(1,154,936)	(820,919)	(8,328,530)	(10,251,385)

119,830	127,584	193,437	260,865	361,550	217,634
(112,638)	(140,640)	(164,451)	(253,024)	(404,012)	(233,125)
32,948	(35,893)	74,062	8,689	879,099	(336,352)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,588)	$(34,441)	$(29,044)	$(58,489)
Net realized gains (losses) on investments	(753,300)	625,329	(1,063,762)	257,749
Change in net unrealized appreciation/depreciation on investments	1,037,309	(17,949)	545,390	(111,024)
Change in net assets resulting from operations	257,421	572,939	(547,416)	88,236
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(3,374,223)	8,485,231	1,152,156	2,594,412
Change in net assets	(3,116,802)	9,058,170	604,740	2,682,648
NET ASSETS:
Beginning of period	12,503,958	3,445,788	7,707,472	5,024,824
End of period	$9,387,156	$12,503,958	$8,312,212	$7,707,472
Accumulated net investment income (loss)	$(29,530)	$(33,317)	$(25,232)	$(53,382)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$40,450,720	$78,911,821	$58,715,457	$91,491,776
Dividends reinvested	—	—	—	—
Value of shares redeemed	(44,004,434)	(71,226,301)	(57,484,065)	(86,869,907)
Service Class
Proceeds from shares issued	4,375,594	4,673,862	2,912,367	6,754,265
Dividends reinvested	—	—	—	—
Value of shares redeemed	(4,196,103)	(3,874,151)	(2,991,603)	(8,781,722)
Change in net assets resulting from capital transactions	$(3,374,223)	$8,485,231	$1,152,156	$2,594,412
SHARE TRANSACTIONS:
Investor Class
Issued	2,409,920	5,035,260	1,735,027	2,510,293
Reinvested	—	—	—	—
Redeemed	(2,705,577)	(4,581,802)	(1,723,949)	(2,408,710)
Service Class
Issued	276,502	310,938	85,373	196,031
Reinvested	—	—	—	—
Redeemed	(274,688)	(261,820)	(88,003)	(260,196)
Change in shares	(293,843)	502,576	8,448	37,418

(a)               As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund				Oil & Gas UltraSector ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012		Year Ended July 31, 2011		Year Ended July 31, 2012	Year Ended July 31, 2011

$(284,547)	$(382,838)	$(42,200)		$(65,467)		$(229,189)	$(272,748)
(2,642,666)	6,487,388	(78,884)		72,781		(10,533,635)	15,940,301
(1,107,168)	3,053,960	1,279,887		(217,357)		(4,581,122)	9,535,800
(4,034,381)	9,158,510	1,158,803		(210,043)		(15,343,946)	25,203,353

—	(1,289,490)	—		—		—	—
—	(117,911)	—		—		—	—
—	(1,407,401)	—		—		—	—
(15,545,735)	17,234,410	5,113,930		(219,266)		(32,674,927)	27,431,588
(19,580,116)	24,985,519	6,272,733		(429,309)		(48,018,873)	52,634,941

37,544,106	12,558,587	3,475,729		3,905,038		91,937,462	39,302,521
$17,963,990	$37,544,106	$9,748,462		$3,475,729		$43,918,589	$91,937,462
$(278,107)	$(340,411)	$(52,959)		$(65,844)		$(184,418)	$(249,560)

$50,783,085	$115,521,719	$32,765,283		$32,499,116		$139,438,246	$273,698,145
—	1,255,831	—		—		—	—
(64,850,483)	(100,454,324)	(27,998,365)		(32,836,745)		(171,452,713)	(246,359,590)

3,982,665	9,825,967	2,064,353		5,013,932		10,252,735	13,607,004
—	115,973	—		—		—	—
(5,461,002)	(9,030,756)	(1,717,341)		(4,895,569)		(10,913,195)	(13,513,971)
$(15,545,735)	$17,234,410	$5,113,930		$(219,266)		$(32,674,927)	$27,431,588

447,331	978,369	1,438,530	(a)	1,258,760	(a)	3,704,881	6,597,582
—	10,056	—		—		—	—
(580,707)	(849,830)	(1,252,649	)(a)	(1,288,035	)(a)	(4,578,524)	(6,006,589)

40,398	97,557	91,548	(a)	218,064	(a)	299,553	356,224
—	1,034	—		—		—	—
(55,868)	(87,357)	(80,072	)(a)	(218,361	)(a)	(321,646)	(358,275)
(148,846)	149,829	197,357		(29,572)		(895,736)	588,942

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(201,577)	$(395,098)	$35,415	$22,141
Net realized gains (losses) on investments	(10,869,034)	6,168,398	1,167,895	440,481
Change in net unrealized appreciation/depreciation on investments	(4,814,257)	6,356,548	1,029,079	67,773
Change in net assets resulting from operations	(15,884,868)	12,129,848	2,232,389	530,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(24,525)	(22,373)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(24,525)	(22,373)
Change in net assets resulting from capital transactions	(16,992,880)	20,368,153	5,317,290	5,083,277
Change in net assets	(32,877,748)	32,498,001	7,525,154	5,591,299
NET ASSETS:
Beginning of period	46,543,778	14,045,777	7,507,768	1,916,469
End of period	$13,666,030	$46,543,778	$15,032,922	$7,507,768
Accumulated net investment income (loss)	$(139,697)	$(357,649)	$72,616	$61,726
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$157,809,332	$222,333,696	$42,304,988	$30,022,307
Dividends reinvested	—	—	23,529	21,022
Value of shares redeemed	(174,991,656)	(200,965,352)	(42,674,253)	(25,749,035)
Service Class
Proceeds from shares issued	7,412,968	18,119,558	13,426,268	4,553,876
Dividends reinvested	—	—	—	—
Value of shares redeemed	(7,223,524)	(19,119,749)	(7,763,242)	(3,764,893)
Change in net assets resulting from capital transactions	$(16,992,880)	$20,368,153	$5,317,290	$5,083,277
SHARE TRANSACTIONS:
Investor Class
Issued	8,206,251	9,615,638	4,161,311	3,312,703
Reinvested	—	—	2,254	2,485
Redeemed	(9,186,554)	(8,830,652)	(4,187,297)	(2,852,005)
Service Class
Issued	392,096	869,778	1,254,562	507,944
Reinvested	—	—	—	—
Redeemed	(392,982)	(920,824)	(781,935)	(421,147)
Change in shares	(981,189)	733,940	448,895	549,980

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(830,279)	$(1,169,282)	$25,230	$64,936	$8,605	$8,861
(32,060,427)	18,420,671	158,751	4,474,019	(814,786)	1,179,932
7,891,360	(4,170,237)	2,292,257	394,946	(162,464)	715,037
(24,999,346)	13,081,152	2,476,238	4,933,901	(968,645)	1,903,830

—	—	(51,374)	(87,175)	(18,498)	—
—	—	—	(5,312)	—	—
—	—	(51,374)	(92,487)	(18,498)	—
(7,406,062)	(11,575,261)	8,178,397	4,701,435	339,932	(10,249,090)
(32,405,408)	1,505,891	10,603,261	9,542,849	(647,211)	(8,345,260)

63,474,191	61,968,300	36,601,842	27,058,993	4,442,860	12,788,120
$31,068,783	$63,474,191	$47,205,103	$36,601,842	$3,795,649	$4,442,860
$(594,776)	$(890,535)	$81,493	$107,389	$(5,491)	$7,589

$410,410,021	$409,256,280	$234,088,645	$149,159,927	$54,020,045	$127,592,300
—	—	50,506	85,240	17,702	—
(411,256,134)	(423,307,945)	(228,377,705)	(143,694,687)	(53,652,383)	(137,643,023)

90,196,002	79,003,762	17,469,627	28,857,903	1,370,184	6,123,379
—	—	—	5,024	—	—
(96,755,951)	(76,527,358)	(15,052,676)	(29,711,972)	(1,415,616)	(6,321,746)
$(7,406,062)	$(11,575,261)	$8,178,397	$4,701,435	$339,932	$(10,249,090)

12,389,287	9,865,247	9,924,437	6,783,856	3,686,477	8,636,297
—	—	2,288	4,479	1,315	—
(12,457,432)	(10,260,410)	(9,797,989)	(6,664,563)	(3,719,537)	(9,382,205)

2,723,306	2,056,083	703,787	1,343,951	103,009	451,265
—	—	—	262	—	—
(2,986,897)	(2,009,887)	(639,207)	(1,404,773)	(109,066)	(474,176)
(331,736)	(348,967)	193,316	63,212	(37,802)	(768,819)

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(138,797)	$(145,642)	$55,499	$79,959
Net realized gains (losses) on investments	(641,108)	1,490,090	443,677	728,601
Change in net unrealized appreciation/depreciation on investments	649,180	701,014	2,055,470	85,776
Change in net assets resulting from operations	(130,725)	2,045,462	2,554,646	894,336
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(60,501)	(92,820)
Service Class	—	—	(981)	(11,448)
Change in net assets resulting from distributions	—	—	(61,482)	(104,268)
Change in net assets resulting from capital transactions	1,529,387	257,790	19,553,758	77,273
Change in net assets	1,398,662	2,303,252	22,046,922	867,341
NET ASSETS:
Beginning of period	12,478,520	10,175,268	3,340,487	2,473,146
End of period	$13,877,182	$12,478,520	$25,387,409	$3,340,487
Accumulated net investment income (loss)	$(122,166)	$(120,501)	$(27,582)	$(21,599)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$51,041,882	$57,748,799	$41,258,114	$29,500,345
Dividends reinvested	—	—	57,685	79,032
Value of shares redeemed	(48,815,193)	(55,859,105)	(21,874,872)	(29,247,766)
Service Class
Proceeds from shares issued	7,708,933	5,926,946	3,262,879	4,635,687
Dividends reinvested	—	—	980	8,817
Value of shares redeemed	(8,406,235)	(7,558,850)	(3,151,028)	(4,898,842)
Change in net assets resulting from capital transactions	$1,529,387	$257,790	$19,553,758	$77,273
SHARE TRANSACTIONS:
Investor Class
Issued	1,504,791	1,880,616	2,639,515	2,213,567
Reinvested	—	—	4,321	5,811
Redeemed	(1,480,946)	(1,827,389)	(1,507,847)	(2,167,483)
Service Class
Issued	246,153	210,018	211,878	370,662
Reinvested	—	—	76	677
Redeemed	(268,749)	(279,616)	(206,291)	(400,213)
Change in shares	1,249	(16,371)	1,141,652	23,021

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$116,551	$196,720	$(44,258)	$(64,829)	$(124,913)	$(180,765)
(433,350)	1,320,950	(239,839)	(4,755,794)	1,281,503	(4,826,519)
2,004,992	(129,966)	(105,661)	321,696	(776,026)	1,043,102
1,688,193	1,387,704	(389,758)	(4,498,927)	380,564	(3,964,182)

(143,766)	(147,143)	—	—	—	—
—	(10,340)	—	—	—	—
(143,766)	(157,483)	—	—	—	—
5,040,478	850,631	610,475	(93,148,019)	(5,744,308)	(8,453,748)
6,584,905	2,080,852	220,717	(97,646,946)	(5,363,744)	(12,417,930)

20,526,099	18,445,247	1,393,326	99,040,272	10,927,940	23,345,870
$27,111,004	$20,526,099	$1,614,043	$1,393,326	$5,564,196	$10,927,940
$14,944	$42,159	$(26,580)	$(37,619)	$(78,354)	$(131,770)

$165,899,777	$115,705,684	$62,756,586	$64,136,235	$95,631,610	$128,047,185
141,701	141,965	—	—	—	—
(160,591,077)	(114,495,123)	(62,058,172)	(157,454,262)	(101,281,366)	(136,808,695)

4,041,758	4,419,842	5,547,527	4,694,175	18,990,225	11,828,324
—	9,891	—	—	—	—
(4,451,681)	(4,931,628)	(5,635,466)	(4,524,167)	(19,084,777)	(11,520,562)
$5,040,478	$850,631	$610,475	$(93,148,019)	$(5,744,308)	$(8,453,748)

7,677,778	6,118,102	6,888,567	6,382,427	15,431,438	20,282,261
6,346	7,931	—	—	—	—
(7,579,388)	(6,160,091)	(6,844,275)	(13,723,370)	(16,419,935)	(21,475,233)

200,258	245,163	586,382	426,794	2,907,562	1,749,410
—	575	—	—	—	—
(228,035)	(278,604)	(595,653)	(413,019)	(2,932,441)	(1,713,558)
76,959	(66,924)	35,021	(7,327,168)	(1,013,376)	(1,157,120)

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(82,605)	$(195,180)	$(183,825)	$326,777
Net realized gains (losses) on investments	(1,432,812)	(3,391,695)	16,364,730	(6,508,689)
Change in net unrealized appreciation/depreciation on investments	(180,511)	483,715	527,331	1,415,250
Change in net assets resulting from operations	(1,695,928)	(3,103,160)	16,708,236	(4,766,662)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(1,611)	(354,235)
Class A(a)	—	—	—	(2)
Change in net assets resulting from distributions	—	—	(1,611)	(354,237)
Change in net assets resulting from capital transactions	640,217	(12,118,234)	15,556,306	(24,151,079)
Change in net assets	(1,055,711)	(15,221,394)	32,262,931	(29,271,978)
NET ASSETS:
Beginning of period	4,236,517	19,457,911	24,315,579	53,587,557
End of period	$3,180,806	$4,236,517	$56,578,510	$24,315,579
Accumulated net investment income (loss)	$(46,011)	$(102,620)	$(103,775)	$23,582
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$62,572,085	$64,830,031	$2,766,529,518	$4,098,819,750
Dividends reinvested	—	—	1,476	299,918
Value of shares redeemed	(61,926,646)	(77,070,034)	(2,752,110,294)	(4,120,931,901)
Service Class
Proceeds from shares issued	646,276	2,818,552	100,319,259	263,132,894
Value of shares redeemed	(651,498)	(2,696,783)	(99,183,653)	(265,470,518)
Class A(a)
Dividends reinvested	—	—	—	2
Value of shares redeemed	—	—	—	(1,224)
Change in net assets resulting from capital transactions	$640,217	$(12,118,234)	$15,556,306	$(24,151,079)
SHARE TRANSACTIONS:
Investor Class
Issued	8,744,112	8,005,832	59,345,689	119,861,102
Reinvested	—	—	33	8,832
Redeemed	(8,777,283)	(9,507,543)	(58,986,302)	(120,577,600)
Service Class
Issued	91,889	341,200	2,180,457	7,564,985
Redeemed	(92,583)	(353,680)	(2,155,963)	(7,665,137)
Class A(a)
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(35)
Change in shares	(33,865)	(1,514,191)	383,914	(807,853)

(a)  Class A shares liquidated on November 30, 2010.

(b)  Amount is less than 0.50 a share.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2012	Year Ended July 31, 2011

$(697,143)	$(1,005,872)	$(2,243,851)	$(3,947,577)	$(1,898,025)	$(787,626)
(8,500,279)	(3,848,193)	(91,840,445)	(11,577,838)	5,726,782	(6,532,676)
1,540,362	(757,790)	10,722,031	(8,717,685)	830,848	(1,628,289)
(7,657,060)	(5,611,855)	(83,362,265)	(24,243,100)	4,659,605	(8,948,591)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(7,488,420)	(7,738,733)	(113,922,911)	102,218,905	54,430,178	35,376,750
(15,145,480)	(13,350,588)	(197,285,176)	77,975,805	59,089,783	26,428,159

50,506,208	63,856,796	290,026,760	212,050,955	54,503,591	28,075,432
$35,360,728	$50,506,208	$92,741,584	$290,026,760	$113,593,374	$54,503,591
$(487,132)	$(730,568)	$(1,663,178)	$(3,188,601)	$(1,528,659)	$(687,277)

$50,395,235	$178,761,742	$2,405,253,739	$3,791,647,202	$412,006,703	$371,027,784
—	—	—	—	—	—
(56,935,373)	(186,603,985)	(2,520,142,295)	(3,693,028,825)	(357,918,889)	(336,968,459)

6,167,770	23,535,653	59,977,264	370,916,098	20,390,499	10,523,982
(7,116,052)	(23,431,412)	(59,011,619)	(367,314,940)	(20,048,135)	(9,206,557)

—	—	—	—	—	—
—	(731)	—	(630)	—	—
$(7,488,420)	$(7,738,733)	$(113,922,911)	$102,218,905	$54,430,178	$35,376,750

2,689,139	8,274,014	297,416,487	310,809,910	15,993,384	14,217,177
—	—	—	—	—	—
(3,039,189)	(8,700,209)	(309,224,861)	(302,738,408)	(13,963,703)	(13,034,431)

315,812	1,053,611	6,852,015	32,011,785	825,708	398,162
(374,587)	(1,062,416)	(7,057,459)	(31,929,758)	(802,315)	(351,235)

—	—	—	—	—	—
—	(33)	—	(51)	—	—
(408,825)	(435,033)	(12,013,818)	8,153,478	2,053,074	1,229,673

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2012	Year Ended July 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(169,697)	$(290,274)
Net realized gains (losses) on investments	(1,263,848)	1,665,385
Change in net unrealized appreciation/depreciation on investments	(123,895)	(20,839)
Change in net assets resulting from operations	(1,557,440)	1,354,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(1,288,747)
Service Class	—	(41,745)
Change in net assets resulting from distributions	—	(1,330,492	)(a)
Change in net assets resulting from capital transactions	(11,073,471)	(3,161,423)
Change in net assets	(12,630,911)	(3,137,643)
NET ASSETS:
Beginning of period	17,524,812	20,662,455
End of period	$4,893,901	$17,524,812
Accumulated net investment income (loss)	$(103,451)	$(1,541,670)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$43,764,523	$111,884,960
Dividends reinvested	—	1,131,169
Value of shares redeemed	(53,929,855)	(116,928,853)
Service Class
Proceeds from shares issued	306,697	6,450,558
Dividends reinvested	—	38,280
Value of shares redeemed	(1,214,836)	(5,737,537)
Change in net assets resulting from capital transactions	$(11,073,471)	$(3,161,423)
SHARE TRANSACTIONS:
Investor Class
Issued	1,856,081	4,421,975
Reinvested	—	48,237
Redeemed	(2,295,476)	(4,598,786)
Service Class
Issued	12,809	258,210
Reinvested	—	1,619
Redeemed	(50,179)	(229,672)
Change in shares	(476,765)	(98,417)

(a)          Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments
Bull ProFund
Investor Class
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—		—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(c)	—
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—
Service Class
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—		—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2012	$48.97	(0.62)	0.14 (d)	(0.48)	—	—		—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—		—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)
Service Class
Year Ended July 31, 2012	$44.85	(1.06)	0.18 (d)	(0.88)	—	—		—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—		—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)

			Ratios to Average Net Assets			Supplemental Data
Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—	$62.44	6.81%	1.72%	1.72%	(1.14)%	$75,354	3%
—	$58.45	17.01%	1.71%	1.71%	(1.01)%	$39,339	74%
—	$49.96	11.89%	1.70%	1.70%	(0.32)%	$44,547	225%
(0.06)	$44.65	(21.23)%	1.79%	1.79%	0.48%	$36,314	839%
(0.70)	$56.76	(12.51)%	1.59%	1.59%	0.67%	$37,092	690%

—	$55.46	5.76%	2.72%	2.72%	(2.14)%	$18,000	3%
—	$52.43	15.86%	2.71%	2.71%	(2.01)%	$4,665	74%
—	$45.26	10.77%	2.70%	2.70%	(1.32)%	$6,254	225%
—	$40.86	(21.98)%	2.79%	2.79%	(0.52)%	$9,650	839%
(0.03)	$52.37	(13.41)%	2.59%	2.59%	(0.33)%	$3,486	690%

—	$48.49	(0.98)%	1.86%	1.85%	(1.33)%	$25,542	12%
—	$48.97	23.35%	1.71%	1.71%	(1.27)%	$28,133	59%
—	$39.70	20.27%	1.78%	1.72%	(0.85)%	$19,031	365%
—	$33.01	(23.02)%	2.12%	1.65%	(0.69)%	$12,888	1,263%
(0.94)	$42.88	(6.96)%	1.90%	1.65%	0.21%	$10,660	857%

—	$43.97	(1.96)%	2.86%	2.85%	(2.33)%	$891	12%
—	$44.85	22.14%	2.71%	2.71%	(2.27)%	$6,385	59%
—	$36.72	19.03%	2.78%	2.72%	(1.85)%	$1,150	365%
—	$30.85	(23.85)%	3.12%	2.65%	(1.69)%	$1,010	1,263%
(0.82)	$40.51	(7.85)%	2.90%	2.65%	(0.79)%	$3,767	857%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2012	$44.41	(0.47)	0.01	(0.46)	—	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Year Ended July 31, 2008	$44.11	0.24	(3.56)	(3.32)	(0.02)	(0.57)	(0.59)
Service Class
Year Ended July 31, 2012	$40.14	(0.85)	0.04	(0.81)	—	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)	(3.51)	—	(0.57)	(0.57)
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2012	$78.72	(0.98)	9.28	8.30	—	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)	(3.37)	—	(1.25)	(1.25)
Service Class
Year Ended July 31, 2012	$70.45	(1.71)	8.35	6.64	—	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)	(3.77)	—	(1.25)	(1.25)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$43.95	(1.06)%	2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%	1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%	1.79%	1.71%	(1.22)%	$22,591	282%
$30.99	(22.92)%	1.82%	1.59%	(0.56)%	$17,310	351%
$40.20	(7.59)%	1.81%	1.63%	0.57%	$135,463	445%

$39.33	(2.04)%	3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%	2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%	2.79%	2.71%	(2.22)%	$1,341	282%
$28.62	(23.62)%	2.82%	2.59%	(1.56)%	$1,162	351%
$37.47	(8.50)%	2.81%	2.63%	(0.43)%	$2,067	445%

$87.02	10.53%	1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%	1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%	1.61%	1.61%	(1.16)%	$42,087	226%
$57.39	(14.17)%	1.63%	1.63%	(0.98)%	$132,788	758%
$67.03	(4.87)%	1.53%	1.53%	(0.83)%	$35,449	792%

$77.09	9.41%	2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%	2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%	2.61%	2.61%	(2.16)%	$4,981	226%
$52.61	(15.09)%	2.63%	2.63%	(1.98)%	$6,488	758%
$61.96	(5.81)%	2.53%	2.53%	(1.83)%	$4,937	792%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)
Service Class
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—
Service Class
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$39.48	5.73%	1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%	1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%	2.23%	1.71%	0.61%	$13,096	1,214%
$29.69	(25.30)%	1.88%	1.79%	1.77%	$5,142	919%
$40.45	(17.59)%	1.75%	1.75%	1.02%	$10,916	596%

$36.91	4.68%	2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%	2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%	3.23%	2.71%	(0.39)%	$1,157	1,214%
$28.41	(26.04)%	2.88%	2.79%	0.77%	$2,390	919%
$38.61	(18.40)%	2.75%	2.75%	0.02%	$3,381	596%

$44.90	8.19%	1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%	1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%	1.99%	1.85%	(0.20)%	$5,344	460%
$30.91	(18.42)%	1.95%	1.95%	(0.16)%	$22,507	483%
$37.89	(8.19)%	1.64%	1.64%	(0.32)%	$12,157	481%

$40.81	7.14%	2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%	2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%	2.99%	2.85%	(1.20)%	$3,220	460%
$28.95	(19.22)%	2.95%	2.95%	(1.16)%	$3,080	483%
$35.84	(9.13)%	2.64%	2.64%	(1.32)%	$5,542	481%

(a)                      Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2012	$44.21	0.06	0.35 (c)	0.41	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (d)	(1.45)	(1.45)
Service Class
Year Ended July 31, 2012	$40.35	(0.34)	0.31 (c)	(0.03)	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)
Service Class
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$44.62	0.93%	2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%	1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%	1.93%	1.70%	0.17%	$14,273	849%
$31.67	(22.62)%	1.91%	1.80%	0.78%	$6,832	722%
$40.93	(11.07)%	1.80%	1.78%	0.06%	$20,465	903%

$40.32	(0.10)%	3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%	2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%	2.93%	2.70%	(0.83)%	$1,118	849%
$29.30	(23.40)%	2.91%	2.80%	(0.22)%	$1,804	722%
$38.25	(11.97)%	2.80%	2.78%	(0.94)%	$3,280	903%

$45.31	(2.39)%	2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%	1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%	1.94%	1.86%	(0.98)%	$6,858	629%
$29.72	(21.40)%	1.71%	1.71%	(0.98)%	$15,656	743%
$37.81	(2.80)%	1.74%	1.74%	(1.14)%	$30,265	1,331%

$40.44	(3.32)%	3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%	2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%	2.94%	2.86%	(1.98)%	$6,079	629%
$27.33	(22.14)%	2.71%	2.71%	(1.98)%	$4,486	743%
$35.10	(3.73)%	2.74%	2.74%	(2.14)%	$7,802	1,331%

(a)                      Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)                      The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)                     Amount is less than $0.005.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)
Service Class
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2012	$45.77	(0.32)	1.17 (d)	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)
Service Class
Year Ended July 31, 2012	$41.44	(0.73)	1.09 (d)	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(c)	$43.55	17.23	%(c)	1.96%	1.73%	(0.43)%	$6,100	877%
—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
—		$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
—		$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%

—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(c)	$39.73	16.10	%(c)	2.96%	2.73%	(1.43)%	$2,748	877%
—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
—		$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
—		$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%

—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(e)	$45.77	27.46	%(e)	1.78%	1.73%	(0.64)%	$19,724	530%
—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
—		$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
—		$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%

—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(e)	$41.44	26.22	%(e)	2.78%	2.73%	(1.64)%	$7,105	530%
—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
—		$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
—		$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%

(a)                      Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)                      The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(d)                     The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)                      The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	—		—	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52 (c)	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(d)	(0.27)	(0.43)
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)
Service Class
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	—		—	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58 (c)	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)
UltraBull ProFund
Investor Class
Year Ended July 31, 2012	$41.98	(0.25)	4.10 (c)	3.85	—	—		—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)
Service Class
Year Ended July 31, 2012	$37.67	(0.62)	3.70 (c)	3.08	—	—		—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(d)	—	(0.04)
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$11.52	(11.48)%	3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%	1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%	1.86%	1.75%	0.40%	$11,109	1,107%
$12.41	(25.49)%	2.03%	1.94%	2.32%	$8,034	2,221%
$17.36	(8.74)%	1.67%	1.66%	1.16%	$6,553	1,791%

$11.94	(12.32)%	4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%	2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%	2.86%	2.75%	(0.60)%	$1,610	1,107%
$12.69	(26.16)%	3.03%	2.94%	1.32%	$1,581	2,221%
$17.64	(9.66)%	2.67%	2.66%	0.16%	$1,666	1,791%

$45.83	9.17%	1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%	1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%	1.65%	1.65%	(0.53)%	$97,062	741%
$25.59	(49.27)%	1.65%	1.65%	0.40%	$61,531	697%
$50.82	(28.23)%	1.50%	1.50%	0.87%	$94,384	350%

$40.75	8.15%	2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%	2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%	2.65%	2.65%	(1.53)%	$4,551	741%
$23.42	(49.77)%	2.65%	2.65%	(0.60)%	$5,752	697%
$46.70	(28.98)%	2.50%	2.50%	(0.13)%	$9,534	350%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (c)	— (c)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)
Service Class
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)
Service Class
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$39.87	(8.05)%	1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%	1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%	1.68%	1.68%	(0.76)%	$31,639	329%
$20.59	(51.97)%	1.76%	1.76%	(0.44)%	$28,094	469%
$42.88	(17.94)%	1.54%	1.54%	0.34%	$50,581	348%

$35.87	(8.98)%	2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%	2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%	2.68%	2.68%	(1.76)%	$2,535	329%
$19.09	(52.38)%	2.76%	2.76%	(1.44)%	$1,862	469%
$40.09	(18.76)%	2.54%	2.54%	(0.66)%	$4,747	348%

$17.46	(12.17)%	1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%	1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%	1.77%	1.76%	(1.23)%	$39,627	118%
$10.53	(54.70)%	1.80%	1.80%	(0.73)%	$26,338	203%
$23.26	(21.93)%	1.49%	1.49%	0.28%	$56,505	142%

$15.50	(13.12)%	2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%	2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%	2.77%	2.76%	(2.23)%	$1,939	118%
$9.64	(55.23)%	2.80%	2.80%	(1.73)%	$1,933	203%
$21.53	(22.75)%	2.49%	2.49%	(0.72)%	$3,355	142%

(a)               Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)               Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—	—	—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (d)	—	— (d)
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)
Service Class
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—	—	—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—	—	—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—
Service Class
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—	—	—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
—		$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	— (c)
—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
0.39	(e)	$17.35	(43.87	)%(e)	1.84%	1.84%	0.33%	$13,891	230%
—		$31.25	(29.58)%		1.55%	1.55%	1.27%	$22,668	282%

—		$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
—		$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	— (c)
—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
0.39	(e)	$16.64	(44.37	)%(e)	2.84%	2.84%	(0.67)%	$2,295	230%
—		$29.98	(30.31)%		2.55%	2.55%	0.27%	$2,693	282%

—		$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
—		$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%
—		$24.40	(17.73)%		1.46%	1.46%	(0.48)%	$181,556	291%

—		$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
—		$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%
—		$22.28	(18.51)%		2.46%	2.46%	(1.48)%	$10,493	291%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(d)	Amount is less than $0.005.
(e)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)
Service Class
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)
Service Class
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (f)	—	— (f)
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
—		$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(c)
—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
0.07	(d)	$11.14	(55.14	)%(d)	1.84%	1.84%	(1.29)%	$19,350	—
—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—

—		$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
—		$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(c)
—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
0.07	(d)	$11.00	(55.59	)%(d)	2.84%	2.84%	(2.29)%	$2,355	—
—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—

—		$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
—		$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(e)

—		$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
—		$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
October 16, 2007 through July 31, 2008(d)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)
Service Class
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (g)	—	— (g)
October 16, 2007 through July 31, 2008(d)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)
UltraChina ProFund
Investor Class
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (g)	—	— (g)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
February 4, 2008 through July 31, 2008(d)	$30.00	0.04	(10.95)	(10.91)	—	—	—
Service Class
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—
February 4, 2008 through July 31, 2008(d)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$8.71	(32.69)%		1.78%	1.78%		0.88%	$19,331	128%
$13.16	18.58%		1.66%	1.66%		0.50%	$30,002	88%
$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
$27.80	(5.47	)%(e)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(e)

$8.59	(33.35)%		2.78%	2.78%		(0.12)%	$925	128%
$12.93	17.44%		2.66%	2.66%		(0.50)%	$2,150	88%
$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
$27.66	(6.00	)%(e)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(e)

$6.39	(50.23)%		1.97%	1.73%		0.18%	$12,838	288%
$12.84	23.88%		1.77%	1.73%		(0.65)%	$19,688	216%
$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)

$6.13	(50.64)%		2.97%	2.73%		(0.82)%	$440	288%
$12.42	22.56%		2.77%	2.73%		(1.65)%	$836	216%
$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—	—		—	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—		—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(d)	—	(2.80)
Service Class
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—	—		—	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—		—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(d)	—	(1.96)
Bear ProFund
Investor Class
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—	—		—	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—		—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)
Service Class
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—	—		—	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—		—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(d)	—	(0.08)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$5.60	(27.87)%	2.01%	1.73%	(1.68)%	$12,021	—
$7.75	(0.90)%	1.91%	1.73%	(1.66)%	$15,737	1,297	%(c)
$7.82	(24.30)%	1.90%	1.79%	(1.73)%	$16,633	1,298	%(c)
$10.33	(57.68)%	1.84%	1.84%	(1.15)%	$25,137	—
$24.74	(44.16)%	1.66%	1.66%	2.09%	$63,590	—

$5.12	(28.59)%	3.01%	2.73%	(2.68)%	$315	—
$7.16	(1.78)%	2.91%	2.73%	(2.66)%	$235	1,297	%(c)
$7.30	(25.05)%	2.90%	2.79%	(2.73)%	$375	1,298	%(c)
$9.74	(58.09)%	2.84%	2.84%	(2.15)%	$797	—
$23.24	(44.74)%	2.66%	2.66%	1.09%	$1,103	—

$16.20	(14.87)%	1.75%	1.73%	(1.69)%	$28,690	—
$19.02	(19.36)%	1.74%	1.74%	(1.64)%	$57,483	1,297	%(c)
$23.60	(16.55)%	1.65%	1.65%	(1.56)%	$94,598	1,300	%(c)
$28.28	2.26%	1.68%	1.68%	(1.09)%	$74,982	—
$29.15	14.48%	1.56%	1.56%	1.41%	$157,729	—

$16.08	(15.68)%	2.73%	2.71%	(2.67)%	$10,178	—
$19.07	(20.21)%	2.74%	2.74%	(2.64)%	$3,503	1,297	%(c)
$23.90	(17.36)%	2.65%	2.65%	(2.56)%	$3,332	1,300	%(c)
$28.92	1.24%	2.68%	2.68%	(2.09)%	$2,308	—
$30.02	13.33%	2.56%	2.56%	0.41%	$2,797	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2012	$8.69	(0.14)	(0.99)	(1.13)	—	—
Year Ended July 31, 2011	$11.59	(0.16)	(2.74)	(2.90)	—	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)
Year Ended July 31, 2008	$16.48	0.35	0.40	0.75	(0.83)	(0.83)
Service Class
Year Ended July 31, 2012	$9.02	(0.23)	(1.00)	(1.23)	—	—
Year Ended July 31, 2011	$12.14	(0.26)	(2.86)	(3.12)	—	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—
Year Ended July 31, 2008	$17.25	0.18	0.46	0.64	(0.59)	(0.59)
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2012	$8.53	(0.13)	(1.46)	(1.59)	—	—
Year Ended July 31, 2011	$11.42	(0.15)	(2.74)	(2.89)	—	—
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)
Year Ended July 31, 2008	$16.24	0.29	0.08	0.37	(1.32)	(1.32)
Service Class
Year Ended July 31, 2012	$8.33	(0.20)	(1.44)	(1.64)	—	—
Year Ended July 31, 2011	$11.26	(0.24)	(2.69)	(2.93)	—	—
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—
Year Ended July 31, 2008	$15.96	0.13	0.12	0.25	(0.88)	(0.88)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$7.56	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—
—		$8.69	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
—		$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
—		$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—

—		$7.79	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—
—		$9.02	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
—		$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
—		$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—

—		$6.94	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—
—		$8.53	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297	%(c)
—		$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(c)
1.44	(d)	$14.16	(7.10	)%(d)	1.99%	1.86%	(1.43)%	$9,957	—
—		$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—

—		$6.69	(19.69)%		3.00%	2.73%	(2.66)%	$577	—
—		$8.33	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297	%(c)
—		$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(c)
1.44	(d)	$14.09	(8.09	)%(d)	2.99%	2.86%	(2.43)%	$137	—
—		$15.33	2.16%		2.74%	2.71%	0.85%	$479	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.
(d)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

258  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Return of Capital		Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2012	$6.00	(0.09)	(1.78)	(1.87	)(c)	—	—		—
Year Ended July 31, 2011	$9.31	(0.11)	(3.20)	(3.31)		—	—		—
Year Ended July 31, 2010	$13.69	(0.16)	(4.22)	(4.38)		—	—		—
Year Ended July 31, 2009	$16.10	(0.22)	(2.06)	(2.28)		(0.05)	(0.08)		(0.13)
Year Ended July 31, 2008	$13.62	0.26	2.68	2.94		(0.46)	—	(e)	(0.46)
Service Class
Year Ended July 31, 2012	$5.91	(0.14)	(1.74)	(1.88	)(c)	—	—		—
Year Ended July 31, 2011	$9.26	(0.18)	(3.17)	(3.35)		—	—		—
Year Ended July 31, 2010	$13.72	(0.27)	(4.19)	(4.46)		—	—		—
Year Ended July 31, 2009	$16.19	(0.42)	(2.05)	(2.47)		—	—		—
Year Ended July 31, 2008	$13.57	0.12	2.73	2.85		(0.23)	—	(e)	(0.23)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2012	$3.17	(0.05)	(0.77)	(0.82)		—	—		—
Year Ended July 31, 2011	$5.58	(0.06)	(2.35)	(2.41)		—	—		—
Year Ended July 31, 2010	$10.06	(0.12)	(4.36)	(4.48)		—	—		—
Year Ended July 31, 2009	$13.73	(0.23)	(3.09)	(3.32)		(0.35)	—		(0.35)
Year Ended July 31, 2008	$13.20	0.31	0.40	0.71		(0.18)	—		(0.18)
Service Class
Year Ended July 31, 2012	$3.07	(0.08)	(0.73)	(0.81)		—	—		—
Year Ended July 31, 2011	$5.45	(0.10)	(2.28)	(2.38)		—	—		—
Year Ended July 31, 2010	$9.93	(0.19)	(4.29)	(4.48)		—	—		—
Year Ended July 31, 2009	$13.53	(0.40)	(3.11)	(3.51)		(0.09)	—		(0.09)
Year Ended July 31, 2008	$13.00	0.17	0.40	0.57		(0.04)	—		(0.04)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$4.13	(31.17	)%(c)	1.69%	1.69%	(1.64)%	$28,402	—
$6.00	(35.55)%		1.64%	1.64%	(1.55)%	$43,304	1,297	%(d)
$9.31	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(d)
$13.69	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—
$16.10	22.51%		1.49%	1.49%	1.85%	$122,417	—

$4.03	(31.81	)%(c)	2.67%	2.67%	(2.62)%	$701	—
$5.91	(36.18)%		2.64%	2.64%	(2.55)%	$3,433	1,297	%(d)
$9.26	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(d)
$13.72	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—
$16.19	21.45%		2.49%	2.49%	0.85%	$10,981	—

$2.35	(25.87)%		2.51%	1.73%	(1.69)%	$2,710	—
$3.17	(43.09)%		2.70%	1.73%	(1.65)%	$5,956	—
$5.58	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
$10.06	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—
$13.73	5.50%		1.63%	1.57%	2.30%	$7,390	—

$2.26	(26.38)%		3.51%	2.73%	(2.69)%	$352	—
$3.07	(43.67)%		3.70%	2.73%	(2.65)%	$659	—
$5.45	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
$9.93	(26.27)%		2.87%	2.79%	(2.33)%	$277	—
$13.53	4.39%		2.63%	2.57%	1.30%	$1,813	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amounts include a write-off from an allowance on a receivable from a financial intermediary. The amount represented $0.02 to the net asset value and 0.34% to the total return. The net asset value and total return would have been higher absent this amount.

(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(c)
Investor Class
Year Ended July 31, 2012	$12.65	(0.17)	(3.85)	(4.02)	—	—	—
Year Ended July 31, 2011	$22.85	(0.25)	(9.95)	(10.20)	—	—	—
Year Ended July 31, 2010	$41.15	(0.45)	(17.85)	(18.30)	—	—	—
Year Ended July 31, 2009	$68.65	(0.65)	(20.50)	(21.15)	(6.35)	—	(6.35)
Year Ended July 31, 2008	$69.95	1.50	(1.25)	0.25	(1.55)	—	(1.55)
Service Class
Year Ended July 31, 2012	$12.90	(0.29)	(3.89)	(4.18)	—	—	—
Year Ended July 31, 2011	$23.50	(0.40)	(10.20)	(10.60)	—	—	—
Year Ended July 31, 2010	$42.80	(0.75)	(18.55)	(19.30)	—	—	—
Year Ended July 31, 2009	$68.70	(1.35)	(22.30)	(23.65)	(2.25)	—	(2.25)
Year Ended July 31, 2008	$70.05	0.80	(1.15)	(0.35)	(1.00)	—	(1.00)
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2012	$7.34	(0.11)	(2.03)	(2.14)	—	—	—
Year Ended July 31, 2011	$11.16	(0.14)	(3.68)	(3.82)	—	—	—
Year Ended July 31, 2010	$17.37	(0.22)	(5.98)	(6.20)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.35	(0.31)	(2.57)	(2.88)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$17.09	0.31	3.67	3.98	(0.72)	—	(0.72)
Service Class
Year Ended July 31, 2012	$7.09	(0.17)	(1.95)	(2.12)	—	—	—
Year Ended July 31, 2011	$10.90	(0.23)	(3.58)	(3.81)	—	—	—
Year Ended July 31, 2010	$17.12	(0.33)	(5.88)	(6.21)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.27	(0.55)	(2.50)	(3.05)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$16.78	0.13	3.69	3.82	(0.33)	—	(0.33)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$8.63	(31.78)%	2.05%	1.73%	(1.68)%	$15,298	—
$12.65	(44.64)%	1.93%	1.73%	(1.63)%	$11,983	1,297	%(d)
$22.85	(44.40)%	1.86%	1.66%	(1.59)%	$34,025	1,300	%(d)
$41.15	(35.45)%	2.05%	1.88%	(0.95)%	$20,224	—
$68.65	0.45%	1.46%	1.46%	2.10%	$134,257	—

$8.72	(32.40)%	3.05%	2.73%	(2.68)%	$906	—
$12.90	(45.11)%	2.93%	2.73%	(2.63)%	$2,023	1,297	%(d)
$23.50	(45.09)%	2.86%	2.66%	(2.59)%	$4,430	1,300	%(d)
$42.80	(36.03)%	3.05%	2.88%	(1.95)%	$13,639	—
$68.70	(0.47)%	2.46%	2.46%	1.10%	$9,994	—

$5.20	(29.16)%	2.31%	1.73%	(1.69)%	$5,536	—
$7.34	(34.29)%	2.05%	1.73%	(1.64)%	$10,275	—
$11.16	(35.64)%	1.87%	1.80%	(1.72)%	$9,392	—
$17.37	(14.26)%	1.86%	1.86%	(1.31)%	$10,516	—
$20.35	24.47%	1.66%	1.66%	1.75%	$16,981	—

$4.97	(29.90)%	3.31%	2.73%	(2.69)%	$305	—
$7.09	(34.95)%	3.05%	2.73%	(2.64)%	$1,264	—
$10.90	(36.28)%	2.87%	2.80%	(2.72)%	$1,231	—
$17.12	(15.15)%	2.86%	2.86%	(2.31)%	$127	—
$20.27	23.32%	2.66%	2.66%	0.75%	$1,176	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraShort NASDAQ-100 ProFund(c)
Investor Class
Year Ended July 31, 2012	$13.55	(0.20)	(4.61)		(4.81)	—	—		—
Year Ended July 31, 2011	$24.30	(0.30)	(10.45)		(10.75)	—	—		—
Year Ended July 31, 2010	$38.20	(0.45)	(13.45)		(13.90)	—	—		—
Year Ended July 31, 2009	$53.85	(0.65)	(14.00)		(14.65)	(0.70)	(0.30)		(1.00)
Year Ended July 31, 2008	$58.15	1.10	(2.40)		(1.30)	(3.00)	—	(e)	(3.00)
Service Class
Year Ended July 31, 2012	$14.10	(0.33)	(4.78)		(5.11)	—	—		—
Year Ended July 31, 2011	$25.50	(0.45)	(10.95)		(11.40)	—	—		—
Year Ended July 31, 2010	$40.50	(0.80)	(14.20)		(15.00)	—	—		—
Year Ended July 31, 2009	$56.95	(1.20)	(15.25)		(16.45)	—	—		—
Year Ended July 31, 2008	$60.45	0.55	(2.30)		(1.75)	(1.75)	—	(e)	(1.75)
UltraShort International ProFund
Investor Class
Year Ended July 31, 2012	$7.47	(0.13)	(0.33	)(f)	(0.46)	—	—		—
Year Ended July 31, 2011	$11.76	(0.15)	(4.14)		(4.29)	—	—		—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)		(4.62)	—	—		—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—		(0.40)
Year Ended July 31, 2008	$21.88	0.43	4.05		4.48	(0.88)	—		(0.88)
Service Class
Year Ended July 31, 2012	$7.34	(0.21)	(0.31	)(f)	(0.52)	—	—		—
Year Ended July 31, 2011	$11.67	(0.24)	(4.09)		(4.33)	—	—		—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)		(4.75)	—	—		—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—		(0.06)
Year Ended July 31, 2008	$22.00	0.20	4.08		4.28	(0.79)	—		(0.79)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$8.74	(35.50)%	1.94%	1.87%		(1.82)%	$17,181	—
$13.55	(44.24)%	1.77%	1.77%		(1.68)%	$19,242	1,297	%(d)
$24.30	(36.39)%	1.73%	1.73%		(1.66)%	$31,146	1,300	%(d)
$38.20	(28.19)%	1.67%	1.67%		(1.01)%	$39,663	—
$53.85	(1.17)%	1.50%	1.50%		2.05%	$118,583	—

$8.99	(36.24)%	2.91%	2.84%		(2.79)%	$527	—
$14.10	(44.71)%	2.77%	2.77%		(2.68)%	$511	1,297	%(d)
$25.50	(37.04)%	2.73%	2.73%		(2.66)%	$622	1,300	%(d)
$40.50	(28.88)%	2.67%	2.67%		(2.01)%	$39,465	—
$56.95	(2.29)%	2.50%	2.50%		1.05%	$2,251	—

$7.01	(6.28)%	1.75%	1.74	%(g)	(1.68)%	$14,925	—
$7.47	(36.39)%	1.84%	1.84%		(1.76)%	$12,391	—
$11.76	(28.21)%	1.91%	1.89%		(1.80)%	$13,924	—
$16.38	(34.83)%	1.72%	1.72%		(0.84)%	$10,331	—
$25.48	21.69%	1.62%	1.62%		1.93%	$45,556	—

$6.82	(7.08)%	2.75%	2.74	%(g)	(2.68)%	$2,252	—
$7.34	(37.10)%	2.84%	2.84%		(2.76)%	$1,179	—
$11.67	(28.93)%	2.91%	2.89%		(2.80)%	$1,652	—
$16.42	(35.45)%	2.72%	2.72%		(1.84)%	$531	—
$25.49	20.48%	2.62%	2.62%		0.93%	$3,491	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund(d)
Investor Class
Year Ended July 31, 2012	$12.10	(0.21)	0.23 (e)	0.02	—	—
Year Ended July 31, 2011	$16.80	(0.20)	(4.50)	(4.70)	—	—
Year Ended July 31, 2010	$28.20	(0.30)	(11.10)	(11.40)	—	—
Year Ended July 31, 2009	$82.20	(0.50)	(51.90)	(52.40)	(1.60)	(1.60)
Year Ended July 31, 2008	$135.10	2.00	(48.80)	(46.80)	(6.10)	(6.10)
Service Class
Year Ended July 31, 2012	$11.90	(0.34)	0.33 (e)	(0.01)	—	—
Year Ended July 31, 2011	$16.80	(0.30)	(4.60)	(4.90)	—	—
Year Ended July 31, 2010	$28.50	(0.50)	(11.20)	(11.70)	—	—
Year Ended July 31, 2009	$82.30	(1.40)	(52.40)	(53.80)	—	—
Year Ended July 31, 2008	$135.30	1.20	(48.70)	(47.50)	(5.50)	(5.50)
UltraShort Latin America ProFund(d)
Investor Class
Year Ended July 31, 2012	$15.70	(0.26)	(0.34)	(0.60)	—	—
Year Ended July 31, 2011	$22.80	(0.30)	(6.80)	(7.10)	—	—
Year Ended July 31, 2010	$49.00	(0.50)	(25.70)	(26.20)	—	—
Year Ended July 31, 2009	$189.00	(1.50)	(138.50)	(140.00)	—	—
October 16, 2007 through July 31, 2008(g)	$300.00	1.30	(111.40)	(110.10)	(0.90)	(0.90)
Service Class
Year Ended July 31, 2012	$15.10	(0.42)	(0.25)	(0.67)	—	—
Year Ended July 31, 2011	$22.30	(0.50)	(6.70)	(7.20)	—	—
Year Ended July 31, 2010	$48.20	(0.80)	(25.10)	(25.90)	—	—
Year Ended July 31, 2009	$188.00	(2.20)	(137.60)	(139.80)	—	—
October 16, 2007 through July 31, 2008(g)	$300.00	(0.20)	(111.00)	(111.20)	(0.80)	(0.80)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$12.12	0.17%		2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(f)
$28.20	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
$82.20	(33.95)%		1.53%	1.53%	2.35%	$66,212	—

$11.89	(0.08)%		3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(f)
$28.50	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
$82.30	(34.52)%		2.53%	2.53%	1.35%	$4,705	—

$15.10	(3.82)%		2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
$49.00	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
$189.00	(36.75	)%(h)	2.66%	1.95%	0.88%	$3,113	—

$14.43	(4.44)%		3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
$48.20	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
$188.00	(37.15	)%(h)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Year Ended July 31, 2012	$4.62	(0.09)	1.20	1.11	—	—
Year Ended July 31, 2011	$7.24	(0.09)	(2.53)	(2.62)	—	—
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)	—	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)	—	—
February 4, 2008 through July 31, 2008(d)	$30.00	0.05	5.92	5.97	—	—
Service Class
Year Ended July 31, 2012	$4.48	(0.14)	1.16	1.02	—	—
Year Ended July 31, 2011	$7.09	(0.14)	(2.47)	(2.61)	—	—
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)	—	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)	—	—
February 4, 2008 through July 31, 2008(d)	$30.00	(0.11)	5.90	5.79	—	—
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2012	$21.38	(0.39)	2.12 (f)	1.73	—	—
Year Ended July 31, 2011	$27.35	(0.40)	(5.57)	(5.97)	—	—
Year Ended July 31, 2010	$27.51	(0.43)	0.27	(0.16)	—	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)	—	—
Year Ended July 31, 2008	$26.89	0.56	10.77	11.33	(0.70)	(0.70)
Service Class
Year Ended July 31, 2012	$20.99	(0.63)	2.13 (f)	1.50	—	—
Year Ended July 31, 2011	$27.12	(0.63)	(5.50)	(6.13)	—	—
Year Ended July 31, 2010	$27.55	(0.69)	0.26	(0.43)	—	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)	—	—
Year Ended July 31, 2008	$27.26	0.19	10.98	11.17	(0.46)	(0.46)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$5.73	24.29%		2.56%	1.73%	(1.67)%	$4,349	—
$4.62	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
$7.24	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
$35.97	19.90	%(e)	2.65%	1.94%	0.31%	$4,656	—

$5.50	22.77%		3.56%	2.73%	(2.67)%	$151	—
$4.48	(36.81)%		3.63%	2.68%	(2.59)%	$232	—
$7.09	(35.01)%		3.76%	2.78%	(2.69)%	$460	—
$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
$35.79	19.30	%(e)	3.65%	2.94%	(0.69)%	$310	—

$23.11	8.09%		3.25%	1.73%	(1.69)%	$2,170	—
$21.38	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
$27.35	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—

$22.49	7.10%		4.25%	2.73%	(2.69)%	$38	—
$20.99	(22.57)%		3.61%	2.73%	(2.65)%	$59	—
$27.12	(1.56)%		3.47%	2.70%	(2.65)%	$353	—
$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
$37.97	41.33%		2.75%	2.67%	0.60%	$773	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Period from commencement of operations.

(e)          Not annualized for periods less than one year.

(f)            The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$5.40	(0.01)	(0.53	)(c)	(0.54)	—	—
Year Ended July 31, 2011	$6.20	(0.06)	(0.74)		(0.80)	—	—
Year Ended July 31, 2010	$5.63	(0.08)	0.65		0.57	— (d)	— (d)
Year Ended July 31, 2009	$18.02	0.03	(12.04)		(12.01)	(0.38)	(0.38)
Year Ended July 31, 2008	$36.99	0.82	(19.52)		(18.70)	(0.27)	(0.27)
Service Class
Year Ended July 31, 2012	$5.37	(0.06)	(0.53	)(c)	(0.59)	—	—
Year Ended July 31, 2011	$6.23	(0.12)	(0.74)		(0.86)	—	—
Year Ended July 31, 2010	$5.71	(0.14)	0.66		0.52	—	—
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)		(12.27)	(0.31)	(0.31)
Year Ended July 31, 2008	$37.70	0.56	(19.85)		(19.29)	(0.12)	(0.12)
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)		(13.75)	—	—
Year Ended July 31, 2011	$35.15	(0.14)	15.85		15.71	—	—
Year Ended July 31, 2010	$26.88	(0.11)	8.38		8.27	— (d)	— (d)
Year Ended July 31, 2009	$62.92	0.09	(35.92)		(35.83)	(0.21)	(0.21)
Year Ended July 31, 2008	$55.39	0.42	7.66		8.08	(0.55)	(0.55)
Service Class
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)		(13.61)	—	—
Year Ended July 31, 2011	$34.20	(0.61)	15.41		14.80	—	—
Year Ended July 31, 2010	$26.41	(0.44)	8.23		7.79	—	—
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)		(35.33)	—	—
Year Ended July 31, 2008	$54.44	(0.20)	7.50		7.30	— (d)	— (d)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$4.86	(10.00)%	1.90%	1.73%	(0.32)%	$14,303	254%
$5.40	(12.90)%	1.89%	1.73%	(0.93)%	$14,575	474%
$6.20	10.13%	1.94%	1.71%	(1.12)%	$15,082	800%
$5.63	(67.23)%	1.92%	1.63%	0.50%	$13,855	1,350%
$18.02	(50.80)%	1.98%	1.55%	3.54%	$16,348	1,222%

$4.78	(10.99)%	2.90%	2.73%	(1.32)%	$807	254%
$5.37	(13.80)%	2.89%	2.73%	(1.93)%	$685	474%
$6.23	9.11%	2.94%	2.71%	(2.12)%	$1,130	800%
$5.71	(67.51)%	2.92%	2.63%	(0.50)%	$1,178	1,350%
$18.29	(51.30)%	2.98%	2.55%	2.54%	$1,985	1,222%

$37.11	(27.04)%	1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%	1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%	1.76%	1.73%	(0.32)%	$25,070	331%
$26.88	(56.78)%	1.74%	1.74%	0.36%	$31,938	381%
$62.92	14.57%	1.56%	1.56%	0.66%	$78,070	273%

$35.39	(27.79)%	2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%	2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%	2.76%	2.73%	(1.32)%	$3,639	331%
$26.41	(57.22)%	2.74%	2.74%	(0.64)%	$5,009	381%
$61.74	13.41%	2.56%	2.56%	(0.34)%	$5,108	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$61.97	(0.94)	27.06	26.12	—	—
Year Ended July 31, 2011	$49.13	(1.04)	13.88	12.84	—	—
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—
Service Class
Year Ended July 31, 2012	$55.67	(1.56)	24.24	22.68	—	—
Year Ended July 31, 2011	$44.57	(1.57)	12.67	11.10	—	—
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	(0.04)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)
Service Class
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$88.09	42.15%	2.00%	1.73%	(1.36)%	$21,019	37%
$61.97	26.13%	1.97%	1.87%	(1.80)%	$9,779	297%
$49.13	(11.16)%	1.92%	1.92%	(1.78)%	$7,700	762%
$55.30	(21.14)%	1.73%	1.72%	(1.43)%	$14,796	519%
$70.12	37.09%	1.60%	1.55%	(0.54)%	$75,766	373%

$78.35	40.72%	3.00%	2.73%	(2.36)%	$1,625	37%
$55.67	24.93%	2.97%	2.87%	(2.80)%	$767	297%
$44.57	(11.99)%	2.92%	2.92%	(2.78)%	$701	762%
$50.64	(21.90)%	2.73%	2.72%	(2.43)%	$1,282	519%
$64.84	35.73%	2.60%	2.55%	(1.54)%	$5,049	373%

$47.39	12.59%	2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%	3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%	2.87%	1.72%	0.36%	$2,417	1,128%
$27.19	(18.76)%	3.41%	1.63%	0.34%	$5,829	1,093%
$34.24	(9.46)%	2.47%	1.55%	1.29%	$1,028	993%

$45.44	11.48%	3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%	4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%	3.87%	2.72%	(0.64)%	$729	1,128%
$26.86	(19.52)%	4.41%	2.63%	(0.66)%	$164	1,093%
$33.75	(10.33)%	3.47%	2.55%	0.29%	$202	993%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$31.28	(0.27)	6.34		6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87		8.71	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35		5.16	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)		(5.61)	—	—
Year Ended July 31, 2008	$32.54	0.13	(9.18)		(9.05)	(0.47)	(0.47)
Service Class
Year Ended July 31, 2012	$29.50	(0.59)	5.97		5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44		8.00	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18		4.76	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)		(5.61)	—	—
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)		(9.04)	(0.14)	(0.14)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$7.20	(0.02)	(0.02	)(c)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	(c)	0.24	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15		1.10	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)		(8.89)	(0.10)	(0.10)
Year Ended July 31, 2008	$28.31	0.31	(13.43)		(13.12)	(0.34)	(0.34)
Service Class
Year Ended July 31, 2012	$6.64	(0.08)	(0.03	)(c)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	(c)	0.16	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09		0.97	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)		(8.41)	(0.04)	(0.04)
Year Ended July 31, 2008	$26.73	0.12	(12.70)		(12.58)	(0.19)	(0.19)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$37.35	19.37%	2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%	2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%	2.79%	1.72%	(0.83)%	$2,216	857%
$17.41	(24.37)%	3.69%	1.64%	(0.52)%	$2,211	458%
$23.02	(28.09)%	3.53%	1.55%	0.46%	$1,084	1,327%

$34.88	18.24%	3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%	3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%	3.79%	2.72%	(1.83)%	$251	857%
$16.74	(25.10)%	4.69%	2.64%	(1.52)%	$103	458%
$22.35	(28.77)%	4.53%	2.55%	(0.54)%	$316	1,327%

$7.16	(0.56)%	2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%	2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%	2.11%	1.71%	(0.72)%	$9,630	476%
$5.86	(59.88)%	2.20%	1.62%	0.69%	$10,363	698%
$14.85	(46.76)%	2.02%	1.66%	1.57%	$12,375	761%

$6.53	(1.66)%	3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%	3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%	3.11%	2.71%	(1.72)%	$968	476%
$5.51	(60.26)%	3.20%	2.62%	(0.31)%	$1,508	698%
$13.96	(47.32)%	3.02%	2.66%	0.57%	$2,362	761%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)
Service Class
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (c)	— (c)
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$34.82	(0.13)	1.48 (d)	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)
Service Class
Year Ended July 31, 2012	$33.13	(0.46)	1.42 (d)	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$19.14	20.15%	2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%	2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%	2.35%	1.71%	(0.40)%	$3,083	674%
$11.52	(21.63)%	2.27%	1.61%	0.39%	$5,837	1,285%
$14.89	(6.03)%	1.76%	1.55%	0.58%	$9,463	616%

$17.40	19.02%	3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%	3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%	3.35%	2.71%	(1.40)%	$363	674%
$10.79	(22.35)%	3.27%	2.61%	(0.61)%	$1,948	1,285%
$13.90	(7.09)%	2.76%	2.55%	(0.42)%	$2,253	616%

$36.17	3.88%	2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%	1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%	2.57%	1.72%	(0.27)%	$2,796	914%
$20.64	(46.08)%	3.74%	1.64%	0.24%	$2,834	379%
$38.49	(18.82)%	2.18%	1.55%	0.73%	$3,061	433%

$34.09	2.87%	3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%	2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%	3.57%	2.72%	(1.27)%	$2,229	914%
$20.04	(46.63)%	4.74%	2.64%	(0.76)%	$359	379%
$37.67	(19.57)%	3.18%	2.55%	(0.27)%	$126	433%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$125.32	(1.72)	(5.69)	(7.41)	—	—	—
Year Ended July 31, 2011	$83.13	(1.35)	47.40	46.05	—	(3.86)	(3.86)
Year Ended July 31, 2010	$60.29	(1.21)	24.05	22.84	—	—	—
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—
Service Class
Year Ended July 31, 2012	$111.85	(2.73)	(4.95)	(7.68)	—	—	—
Year Ended July 31, 2011	$75.18	(2.43)	42.96	40.53	—	(3.86)	(3.86)
Year Ended July 31, 2010	$55.06	(1.90)	22.02	20.12	—	—	—
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—
Mobile Telecommunications UltraSector ProFund(c)
Investor Class
Year Ended July 31, 2012	$25.30	(0.35)	4.30	3.95	—	—	—
Year Ended July 31, 2011	$23.40	(0.40)	2.30 (d)	1.90	—	—	—
Year Ended July 31, 2010	$20.50	(0.30)	3.20	2.90	—	—	—
Year Ended July 31, 2009	$78.40	(0.40)	(57.50)	(57.90)	—	—	—
Year Ended July 31, 2008	$226.50	(0.10)	(147.40)	(147.50)	(0.60)	—	(0.60)
Service Class
Year Ended July 31, 2012	$22.60	(0.55)	3.82	3.27	—	—	—
Year Ended July 31, 2011	$21.10	(0.60)	2.10 (d)	1.50	—	—	—
Year Ended July 31, 2010	$18.60	(0.50)	3.00	2.50	—	—	—
Year Ended July 31, 2009	$72.00	(0.60)	(52.80)	(53.40)	—	—	—
Year Ended July 31, 2008	$209.40	(1.20)	(136.20)	(137.40)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$117.91	(5.92)%	1.89%	1.84%	(1.54)%	$17,391	24%
$125.32	55.43%	1.73%	1.73%	(1.12)%	$35,199	162%
$83.13	37.88%	1.78%	1.77%	(1.58)%	$11,827	622%
$60.29	(19.45)%	1.99%	1.94%	(1.60)%	$15,694	1,045%
$74.85	(18.31)%	1.67%	1.67%	(0.42)%	$7,571	403%

$104.17	(6.87)%	2.89%	2.84%	(2.54)%	$573	24%
$111.85	53.89%	2.73%	2.73%	(2.12)%	$2,345	162%
$75.18	36.56%	2.78%	2.77%	(2.58)%	$732	622%
$55.06	(20.24)%	2.99%	2.94%	(2.60)%	$1,929	1,045%
$69.04	(19.12)%	2.67%	2.67%	(1.42)%	$483	403%

$29.25	15.61%	2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%	2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%	2.48%	1.72%	(1.56)%	$3,737	1,338%
$20.50	(73.85)%	2.50%	1.64%	(1.31)%	$2,981	1,773%
$78.40	(65.24)%	1.92%	1.55%	(0.09)%	$5,630	1,101%

$25.87	14.47%	3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%	3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%	3.48%	2.72%	(2.56)%	$168	1,338%
$18.60	(74.17)%	3.50%	2.64%	(2.31)%	$191	1,773%
$72.00	(65.60)%	2.92%	2.55%	(1.09)%	$444	1,101%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—	—	—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—	—	—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (c)	—	— (c)
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)
Service Class
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—	—	—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—	—	—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—	—	—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—	—	—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)
Service Class
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—	—	—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—	—	—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$38.85	(14.45)%	1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%	1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%	1.69%	1.69%	(0.23)%	$36,182	81%
$26.79	(49.30)%	1.65%	1.65%	(0.04)%	$47,547	36%
$52.85	4.76%	1.50%	1.50%	0.38%	$122,187	102%

$34.49	(15.30)%	2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%	2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%	2.69%	2.69%	(1.23)%	$3,121	81%
$24.50	(49.80)%	2.65%	2.65%	(1.04)%	$4,275	36%
$48.82	3.68%	2.50%	2.50%	(0.62)%	$12,623	102%

$18.58	(31.44)%	1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%	1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%	1.86%	1.80%	(0.98)%	$12,342	749%
$13.09	(69.72)%	1.85%	1.78%	(0.72)%	$15,621	589%
$43.23	13.38%	1.54%	1.53%	(0.14)%	$41,679	431%

$17.51	(32.16)%	2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%	2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%	2.86%	2.80%	(1.98)%	$1,704	749%
$12.71	(70.00)%	2.85%	2.78%	(1.72)%	$2,495	589%
$42.37	12.21%	2.54%	2.53%	(1.14)%	$4,146	431%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)   Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (c)	—	— (c)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)
Service Class
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)
Service Class
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$12.30	31.63%	2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%	2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%	2.50%	1.72%	0.49%	$1,733	922%
$6.89	(13.80)%	2.50%	1.64%	0.59%	$7,525	1,046%
$8.12	(15.55)%	2.02%	1.55%	1.71%	$4,491	643%

$11.58	29.97%	3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%	3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%	3.49%	2.71%	(0.50)%	$184	922%
$6.61	(14.66)%	3.50%	2.64%	(0.41)%	$173	1,046%
$7.82	(16.35)%	3.02%	2.55%	0.71%	$405	643%

$24.80	(38.67)%	1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%	1.63%	1.63%	(1.54)%	$48,159	1,297	%(d)
$32.19	18.96%	1.63%	1.63%	(1.54)%	$51,063	1,300	%(d)
$27.06	(37.93)%	1.61%	1.61%	(0.89)%	$58,982	—
$43.96	10.64%	1.46%	1.46%	2.10%	$100,099	—

$23.05	(39.29)%	2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%	2.63%	2.63%	(2.54)%	$15,315	1,297	%(d)
$30.53	17.82%	2.63%	2.63%	(2.54)%	$10,906	1,300	%(d)
$25.92	(38.53)%	2.61%	2.61%	(1.89)%	$8,416	—
$42.17	9.57%	2.46%	2.46%	1.10%	$46,678	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)	(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)	(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)	(0.08)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	(0.15)
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	(1.17)
Service Class
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—	—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)	(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—	—
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	(0.96)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—	—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—	—
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	(0.02)
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	(0.11)
Service Class
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—	—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—	—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—	—
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$27.82	14.62%	1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%	1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%	1.84%	1.72%	1.07%	$23,289	469%
$10.94	(66.88)%	1.95%	1.74%	0.70%	$6,519	426%
$33.45	(19.58)%	1.78%	1.78%	(0.44)%	$18,740	776%

$27.59	13.49%	2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%	2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%	2.84%	2.72%	0.07%	$3,770	469%
$11.07	(67.20)%	2.95%	2.74%	(0.30)%	$779	426%
$33.75	(20.41)%	2.78%	2.78%	(1.44)%	$1,834	776%

$13.65	(2.76)%	2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%	1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%	1.94%	1.71%	(0.50)%	$12,321	888%
$10.71	(19.56)%	2.22%	1.64%	(0.12)%	$14,923	1,045%
$13.35	(34.11)%	1.77%	1.55%	0.33%	$9,022	597%

$12.26	(3.69)%	3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%	2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%	2.94%	2.71%	(1.50)%	$467	888%
$9.87	(20.34)%	3.22%	2.64%	(1.12)%	$1,092	1,045%
$12.39	(34.76)%	2.77%	2.55%	(0.67)%	$404	597%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$31.49	(0.33)	3.60	3.27	—	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—
Year Ended July 31, 2008	$31.76	— (c)	(5.42)	(5.42)	(0.07)	—	(0.07)
Service Class
Year Ended July 31, 2012	$28.78	(0.64)	3.31	2.67	—	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$13.71	0.21	4.75	4.96	(0.35)	—	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	—	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42	0.77	(0.13)	—	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)
Service Class
Year Ended July 31, 2012	$13.06	0.07	4.58	4.65	(0.06)	—	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	—	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39	0.64	(0.07)	—	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$34.76	10.35%	1.89%	1.74	%(e)	(1.01)%	$13,144	111%
$31.49	26.20%	1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%	2.07%	1.71%		(1.09)%	$7,514	467%
$20.94	(20.29)%	2.36%	1.64%		(0.81)%	$11,962	785%
$26.27	(17.13)%	1.82%	1.55%		— (d)	$7,538	383%

$31.45	9.28%	2.89%	2.74	%(e)	(2.01)%	$733	111%
$28.78	24.91%	2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%	3.07%	2.71%		(2.09)%	$2,661	467%
$19.53	(21.03)%	3.36%	2.64%		(1.81)%	$1,831	785%
$24.73	(17.98)%	2.82%	2.55%		(1.00)%	$570	383%

$18.32	37.11%	2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%	2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%	2.96%	1.72%		3.26%	$1,771	1,716%
$10.64	(27.09)%	2.87%	1.77%		2.15%	$1,699	1,384%
$14.76	(38.06)%	1.84%	1.78%		1.40%	$4,091	237%

$17.65	35.75%	3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%	3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%	3.96%	2.72%		2.26%	$702	1,716%
$10.17	(27.87)%	3.87%	2.77%		1.15%	$211	1,384%
$14.10	(38.62)%	2.84%	2.78%		0.40%	$286	237%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	(0.42)
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	(0.07)
Service Class
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	(0.11)
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	(1.12)
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	(0.33)
Service Class
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	(0.42)
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	(0.04)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$24.39	23.57%	1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%	1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%	2.10%	1.79%	1.01%	$16,728	1,120%
$15.15	(36.14)%	1.90%	1.86%	1.38%	$9,449	779%
$24.41	(1.97)%	1.62%	1.62%	1.37%	$29,165	595%

$23.23	22.46%	2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%	2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%	3.10%	2.79%	0.01%	$1,717	1,120%
$14.49	(36.72)%	2.90%	2.86%	0.38%	$963	779%
$23.08	(2.94)%	2.62%	2.62%	0.37%	$3,054	595%

$8.23	(4.75)%	3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%	2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%	2.07%	1.75%	(1.63)%	$99,034	—
$15.00	(6.48)%	2.01%	1.66%	(0.71)%	$6,196	—
$17.04	(9.94)%	1.62%	1.57%	1.85%	$28,676	—

$8.32	(5.56)%	3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%	3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%	3.01%	2.69%	(2.57)%	$7	—
$15.57	(7.39)%	3.01%	2.66%	(1.71)%	$32	—
$17.19	(10.79)%	2.62%	2.57%	0.85%	$2,602	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	—	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)
Service Class
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	—	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2012	$7.18	(0.12)	(1.34)	(1.46)	—	—	—
Year Ended July 31, 2011	$9.25	(0.15)	(1.92)	(2.07)	—	—	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)
Service Class
Year Ended July 31, 2012	$6.94	(0.18)	(1.28)	(1.46)	—	—	—
Year Ended July 31, 2011	$9.02	(0.23)	(1.85)	(2.08)	—	—	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)

		Ratios to				Supplemental
		Average Net Assets				Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total	Gross	Net		Income	Period	Turnover
Period	Return	Expenses	Expenses		(Loss)	(000’s)	Rate(b)

$7.13	17.08%	2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%	2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%	1.98%	1.88%		(1.79)%	$23,232	—
$10.81	(40.60)%	1.86%	1.86%		(1.19)%	$7,640	—
$18.55	(22.30)%	1.55%	1.55%		2.00%	$31,869	—

$7.53	16.20%	3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%	3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%	2.85%	2.75%		(2.66)%	$114	—
$11.71	(41.07)%	2.86%	2.86%		(2.19)%	$579	—
$19.87	(23.13)%	2.55%	2.55%		1.00%	$582	—

$5.72	(20.45)%	2.37%	1.73%		(1.69)%	$3,078	—
$7.18	(22.27)%	2.09%	1.99	%(c)	(1.88)%	$4,102	—
$9.25	(41.94)%	1.77%	1.77%		(1.67)%	$19,170	1,298	%(d)
$15.96	(33.86)%	1.68%	1.68%		(0.94)%	$27,945	—
$25.98	(0.17)%	1.53%	1.53%		2.08%	$78,191	—

$5.48	(21.04)%	3.37%	2.73%		(2.69)%	$103	—
$6.94	(23.06)%	3.09%	2.99	%(c)	(2.88)%	$135	—
$9.02	(42.48)%	2.73%	2.73%		(2.63)%	$288	1,298	%(d)
$15.71	(34.49)%	2.67%	2.67%		(1.93)%	$1,202	—
$25.84	(1.14)%	2.53%	2.53%		1.08%	$6,447	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	— (c)	—	— (c)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	—	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	—	(0.34)
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)
Service Class
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	—	(0.04)
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)
Service Class
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$53.47	48.73%	1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%	1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%	1.37%	1.37%	0.85%	$43,263	4,717%
$33.61	6.71%	1.34%	1.34%	1.66%	$29,648	1,755%
$31.78	9.74%	1.25%	1.25%	2.76%	$16,362	1,104%

$52.36	47.37%	2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%	2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%	2.37%	2.37%	(0.15)%	$10,323	4,717%
$33.41	5.74%	2.34%	2.34%	0.66%	$3,331	1,755%
$31.63	8.63%	2.25%	2.25%	1.76%	$5,439	1,104%

$17.27	(15.96)%	1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%	1.64%	1.64%	(1.55)%	$48,158	1,297	%(d)
$22.06	(10.07)%	1.64%	1.64%	(1.55)%	$61,111	1,300	%(d)
$24.53	(10.67)%	1.63%	1.63%	(1.26)%	$63,256	—
$27.49	(7.24)%	1.72%	1.72%	1.07%	$35,028	—

$17.28	(16.80)%	2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%	2.64%	2.64%	(2.55)%	$2,348	1,297	%(d)
$22.53	(11.02)%	2.64%	2.64%	(2.55)%	$2,745	1,300	%(d)
$25.32	(11.53)%	2.63%	2.63%	(2.26)%	$244	—
$28.62	(8.16)%	2.72%	2.72%	0.07%	$6,006	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)
Service Class
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)
Service Class
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$6.81	(39.84)%	1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%	1.58%	1.58%	(1.50)%	$281,208	1,297	%(c)
$12.13	(16.34)%	1.58%	1.58%	(1.49)%	$203,468	1,300	%(c)
$14.50	(18.26)%	1.64%	1.64%	(1.16)%	$205,547	—
$17.87	(9.04)%	1.51%	1.51%	1.87%	$176,917	—

$6.48	(40.39)%	2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%	2.58%	2.58%	(2.50)%	$8,819	1,297	%(c)
$11.76	(17.11)%	2.58%	2.58%	(2.49)%	$8,582	1,300	%(c)
$14.20	(19.13)%	2.64%	2.64%	(2.16)%	$9,571	—
$17.56	(9.93)%	2.51%	2.51%	0.87%	$9,456	—

$26.49	8.70%	1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%	1.62%	1.62%	(1.54)%	$52,069	1,297	%(c)
$27.83	1.29%	1.55%	1.55%	(1.45)%	$26,540	1,300	%(c)
$27.59	2.44%	1.70%	1.58%	(0.78)%	$12,468	—
$26.94	(8.28)%	1.71%	1.51%	1.78%	$20,034	—

$25.30	7.61%	2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%	2.62%	2.62%	(2.54)%	$2,434	1,297	%(c)
$27.11	0.27%	2.55%	2.55%	(2.45)%	$1,535	1,300	%(c)
$27.15	1.49%	2.70%	2.58%	(1.78)%	$5,463	—
$26.76	(9.21)%	2.71%	2.51%	0.78%	$7,690	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized				Net
	Value,	Investment	Gains	Total from	Net		Realized
	Beginning	Income	(Losses) on	Investment	Investment		Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income		Investments	Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—	—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(c)	—	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—	—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)		—	(1.55)
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)		(2.06)	(2.49)
Service Class
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—	—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(c)	—	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—	—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)		—	(1.04)
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)		(2.06)	(2.15)

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$22.13	(11.83)%	2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%	1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%	1.73%	1.70%	(1.63)%	$20,290	1,298	%(d)
$27.41	(7.51)%	1.88%	1.88%	(1.40)%	$40,733	—
$31.36	12.23%	1.49%	1.49%	2.20%	$33,443	—

$21.95	(12.72)%	3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%	2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%	2.73%	2.70%	(2.63)%	$372	1,298	%(d)
$27.45	(8.42)%	2.88%	2.88%	(2.40)%	$971	—
$31.15	11.07%	2.49%	2.49%	1.20%	$1,782	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.
(d)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

278 :: Notes to Financial Statements :: July 31, 2012

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the series of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as such exposure would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions include the allowance related to receivables from financial intermediaries. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a ProFund at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

The investments of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

At July 31, 2012, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.12%, dated 7/31/12, due 8/1/12(1)	HSBC Securities (USA), Inc., 0.10%, dated 7/31/12, due 8/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, dated 7/31/12, due 8/1/12(3)	UBS Securities, LLC, 0.12%, dated 7/31/12, due 8/1/12(4)	UMB Bank NA, 0.10%, dated 7/31/12, due 8/1/12(5)
Bull ProFund	$29,447,000	$10,515,000	$10,515,000	$4,205,000	$9,569,000
Mid-Cap ProFund	8,667,000	3,095,000	3,095,000	1,236,000	2,821,000
Small-Cap ProFund	5,209,000	1,860,000	1,860,000	744,000	1,696,000
NASDAQ-100 ProFund	8,537,000	3,047,000	3,047,000	1,218,000	2,780,000
Large-Cap Value ProFund	131,000	46,000	46,000	18,000	46,000
Mid-Cap Value ProFund	23,000	8,000	8,000	3,000	9,000
Mid-Cap Growth ProFund	55,000	19,000	19,000	7,000	22,000
Small-Cap Growth ProFund	47,000	17,000	17,000	6,000	17,000
Europe 30 ProFund	5,000	2,000	2,000	—	4,000
UltraBull ProFund	14,706,000	5,251,000	5,251,000	2,099,000	4,783,000

July 31, 2012 :: Notes to Financial Statements :: 279

Fund Name	Deutsche Bank Securities, Inc., 0.12%, dated 7/31/12, due 8/1/12(1)	HSBC Securities (USA), Inc., 0.10%, dated 7/31/12, due 8/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, dated 7/31/12, due 8/1/12(3)	UBS Securities, LLC, 0.12%, dated 7/31/12, due 8/1/12(4)	UMB Bank NA, 0.10%, dated 7/31/12, due 8/1/12(5)
UltraMid-Cap ProFund	$3,727,000	$1,330,000	$1,330,000	$531,000	$1,219,000
UltraSmall-Cap ProFund	5,428,000	1,937,000	1,937,000	774,000	1,772,000
UltraDow 30 ProFund	2,347,000	836,000	836,000	335,000	768,000
UltraNASDAQ-100 ProFund	18,780,000	6,705,000	6,705,000	2,680,000	6,110,000
UltraInternational ProFund	14,208,000	5,074,000	5,074,000	2,028,000	4,620,000
UltraEmerging Markets ProFund	3,521,000	1,256,000	1,256,000	501,000	1,151,000
UltraLatin America ProFund	2,757,000	983,000	983,000	392,000	902,000
UltraChina ProFund	1,745,000	622,000	622,000	248,000	574,000
UltraJapan ProFund	5,279,000	1,885,000	1,885,000	754,000	1,718,000
Bear ProFund	17,555,000	6,268,000	6,268,000	2,507,000	5,706,000
Short Small-Cap ProFund	3,602,000	1,285,000	1,285,000	513,000	1,176,000
Short NASDAQ-100 ProFund	1,875,000	669,000	669,000	266,000	616,000
UltraBear ProFund	12,956,000	4,626,000	4,626,000	1,849,000	4,214,000
UltraShort Mid-Cap ProFund	1,475,000	526,000	526,000	209,000	485,000
UltraShort Small-Cap ProFund	6,685,000	2,385,000	2,385,000	953,000	2,180,000
UltraShort Dow 30 ProFund	2,751,000	981,000	981,000	392,000	901,000
UltraShort NASDAQ-100 ProFund	8,080,000	2,884,000	2,884,000	1,153,000	2,631,000
UltraShort International ProFund	8,197,000	2,926,000	2,926,000	1,170,000	2,669,000
UltraShort Emerging Markets ProFund	3,728,000	1,330,000	1,330,000	531,000	1,216,000
UltraShort Latin America ProFund	2,341,000	835,000	835,000	333,000	766,000
UltraShort China ProFund	1,971,000	702,000	702,000	279,000	651,000
UltraShort Japan ProFund	837,000	299,000	299,000	119,000	275,000
Banks UltraSector ProFund	2,481,000	885,000	885,000	353,000	811,000
Basic Materials UltraSector ProFund	2,372,000	847,000	847,000	337,000	776,000
Biotechnology UltraSector ProFund	4,400,000	1,570,000	1,570,000	626,000	1,435,000
Consumer Goods UltraSector ProFund	568,000	202,000	202,000	80,000	191,000
Consumer Services UltraSector ProFund	1,015,000	362,000	362,000	144,000	334,000
Financials UltraSector ProFund	2,021,000	721,000	721,000	288,000	660,000
Health Care UltraSector ProFund	1,470,000	524,000	524,000	209,000	485,000
Industrials UltraSector ProFund	1,593,000	568,000	568,000	226,000	523,000
Internet UltraSector ProFund	3,300,000	1,177,000	1,177,000	470,000	1,079,000
Mobile Telecommunications UltraSector ProFund	1,891,000	675,000	675,000	269,000	619,000
Oil & Gas UltraSector ProFund	6,844,000	2,444,000	2,444,000	976,000	2,227,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,921,000	684,000	684,000	273,000	632,000
Pharmaceuticals UltraSector ProFund	3,224,000	1,150,000	1,150,000	459,000	1,054,000
Precious Metals UltraSector ProFund	13,863,000	4,950,000	4,950,000	1,979,000	4,507,000
Real Estate UltraSector ProFund	12,009,000	4,289,000	4,289,000	1,715,000	3,904,000
Semiconductor UltraSector ProFund	679,000	242,000	242,000	96,000	226,000
Technology UltraSector ProFund	3,064,000	1,094,000	1,094,000	437,000	998,000
Telecommunications UltraSector ProFund	4,854,000	1,732,000	1,732,000	692,000	1,585,000
Utilities UltraSector ProFund	4,942,000	1,765,000	1,765,000	704,000	1,611,000
Short Oil & Gas ProFund	849,000	302,000	302,000	120,000	284,000
Short Precious Metals ProFund	2,477,000	883,000	883,000	353,000	811,000
Short Real Estate ProFund	1,623,000	579,000	579,000	230,000	534,000
U.S. Government Plus ProFund	27,352,000	9,768,000	9,768,000	3,907,000	8,885,000
Rising Rates Opportunity 10 ProFund	16,403,000	5,857,000	5,857,000	2,342,000	5,333,000
Rising Rates Opportunity ProFund	46,504,000	16,607,000	16,607,000	6,642,000	15,106,000
Rising U.S. Dollar ProFund	51,598,000	18,426,000	18,426,000	7,370,000	16,759,000
Falling U.S. Dollar ProFund	2,221,000	792,000	792,000	317,000	727,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at July 31, 2012 as follows:

(1)  Federal Home Loan Banks, 0.25%, due 4/10/13, Federal Home Loan Banks Discount Notes, effective yield or interest rate in effect at July 31, 2012 0.12% to 0.15%, due 9/21/12 to 1/23/13, Federal National Mortgage Association, 0.70% to 0.875%, due 8/28/14 to 5/15/15, which had an aggregate value of $426,957,904.

(2)  Federal Home Loan Mortgage Corp., 3.00% due 7/28/14, Federal National Mortgage Association, 0.70% to 2.75%, due 2/5/14 to 5/15/15, which had an aggregate value of $152,379,139.

(3)  U.S. Treasury Notes, 2.625% due 6/30/14, total value $152,294,170.

(4)  Federal National Mortgage Association, 0.74%, due 6/26/15, which had an aggregate value of $60,952,000.

(5)  Federal Farm Credit, 0.90% to 4.50%, due 10/17/12 to 11/26/13, Federal Home Loan Banks, 0.50% to 2.75%, due 11/28/12 to 3/13/15, Federal Home Loan Mortgage Corp., 1.00% to 1.15%, due 9/30/15 to 2/28/17, Federal National Mortgage Association, 0.80%, due 11/18/13, U.S. Treasury Notes, 0.875%, due 1/31/17, which had an aggregate value of $139,056,897.

280 :: Notes to Financial Statements :: July 31, 2012

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars and trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2012, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with that ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended July 31, 2012. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative position in the Mid-Cap ProFund, UltraBull ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Biotechnology UltraSector ProFund, Industrials UltraSector ProFund and Technology UltraSector ProFund was 57%, 154%, 157%, 164%, 87%, 87% and 87%, respectively, based on average monthly notional amount in comparison to net assets during the year ended July 31, 2012.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

Each ProFund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund’s loss from an unhedged short position in a futures contract is potentially unlimited.

When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. Each ProFund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in

July 31, 2012 :: Notes to Financial Statements :: 281

unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that will likely affect the ability of the ProFunds to continue to claim this exclusion. If a ProFund were no longer able to claim the exclusion, the Advisor would be required to register as a “commodity pool operator,” and certain ProFunds and the Advisor would be subject to regulation under the CEA. These amendments may affect the ability of the ProFunds to use futures contracts, options on futures contracts or commodities (as well as swap agreements) and may substantially increase regulatory compliance costs for the Advisor and the ProFunds. As of the date of this report, the ultimate impact of the CFTC amendments on the ProFunds is uncertain. It is possible, however, that the amendments may adversely affect the Advisor’s ability to manage the ProFunds, may impair the ProFunds’ ability to achieve their investment objective and/or may result in reduced returns to ProFund investors.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engage in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may lose their margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom these ProFunds have an open forward position, defaults or becomes bankrupt. As of July 31, 2012, there was no collateral posted by counterparties.

282 :: Notes to Financial Statements :: July 31, 2012

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The swap market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swap markets, including potential government regulation could adversely affect the ProFunds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements. On February 9, 2012, the CFTC adopted amendments to its rules that will likely require the Advisor to register as a “commodity pool operator,” and certain ProFunds and the Advisor would be subject to regulation under the CEA. These amendments may affect the ability of the ProFunds to use swap agreements (as well as futures contracts, options on futures contracts or commodities) and may substantially increase regulatory compliance costs for the Advisor and the ProFunds. As of the date of this report, the ultimate impact of the CFTC amendments on the ProFunds is uncertain. It is possible, however, that the amendments may adversely affect the Advisor’s ability to manage the ProFunds, may impair the ProFunds’ ability to achieve their investment objective and/or may result in reduced returns to ProFund investors.

July 31, 2012 :: Notes to Financial Statements :: 283

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’ Statements of Assets and Liabilities as of July 31, 2012:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$825,126	$—	$—	$—	$225,501	$—
Mid-Cap ProFund	—	—	—	1,866	135,424	—
Small-Cap ProFund	—	—	—	9,632	101,195	—
NASDAQ-100 ProFund	250,902	—	—	—	18,297	—
UltraBull ProFund	354,034	—	—	—	480,074	—
UltraMid-Cap ProFund	83,216	—	—	—	291,129	—
UltraSmall-Cap ProFund	120,464	—	—	—	409,849	—
UltraDow 30 ProFund	106,864	—	—	—	92,040	—
UltraNASDAQ-100 ProFund	764,900	—	—	—	245,505	—
UltraInternational ProFund	—	—	—	—	518,427	—
UltraEmerging Markets ProFund	—	—	—	—	349,075	—
UltraLatin America ProFund	—	—	—	—	470,371	—
UltraChina ProFund	—	—	—	—	171,452	—
UltraJapan ProFund	568,569	—	—	—	16,792	—
Bear ProFund	—	146,284	—	359,579	—	—
Short Small-Cap ProFund	38,156	119,257	—	—	—	—
Short NASDAQ-100 ProFund	1,562	6,614	—	—	—	—
UltraBear ProFund	—	247,788	—	256,167	—	—
UltraShort Mid-Cap ProFund	1,087	53,608	—	—	—	—
UltraShort Small-Cap ProFund	63,791	306,002	—	—	—	—
UltraShort Dow 30 ProFund	—	56,435	—	28,156	—	—
UltraShort NASDAQ-100 ProFund	14,227	51,680	—	—	—	—
UltraShort International ProFund	—	295,119	—	—	—	—
UltraShort Emerging Markets ProFund	—	189,168	—	—	—	—
UltraShort Latin America ProFund	—	176,560	—	—	—	—
UltraShort China ProFund	—	94,563	—	—	—	—
UltraShort Japan ProFund	102,806	3,828	—	—	—	—
Banks UltraSector ProFund	—	570,881	—	—	—	—
Basic Materials UltraSector ProFund	—	105,449	—	—	—	—
Biotechnology UltraSector ProFund	—	756,284	—	—	—	—
Consumer Goods UltraSector ProFund	—	38,154	—	—	—	—
Consumer Services UltraSector ProFund	—	74,041	—	—	—	—
Financials UltraSector ProFund	—	242,184	—	—	—	—
Health Care UltraSector ProFund	—	94,315	—	—	—	—
Industrials UltraSector ProFund	—	125,811	—	—	—	—
Internet UltraSector ProFund	—	62,516	—	—	29,297	—
Mobile Telecommunications UltraSector ProFund	—	752,485	—	—	—	—
Oil & Gas UltraSector ProFund	—	611,952	—	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	432,919	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	199,070	—	—	—	—
Precious Metals UltraSector ProFund	—	1,862,304	—	—	—	—
Real Estate UltraSector ProFund	—	645,361	—	—	—	—
Semiconductor UltraSector ProFund	—	137,944	—	—	—	—
Technology UltraSector ProFund	—	282,806	—	—	—	—
Telecommunications UltraSector ProFund	—	1,127,978	—	—	—	—
Utilities UltraSector ProFund	—	178,110	—	—	—	—
Short Oil & Gas ProFund	—	—	—	—	34,183	—
Short Precious Metals ProFund	—	—	—	—	210,902	—
Short Real Estate ProFund	—	—	—	—	58,132	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	6,190	683	—	1,186,368
Falling U.S. Dollar ProFund	—	—	69,639	—	—	7,634

284 :: Notes to Financial Statements :: July 31, 2012

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	$—	$1,234,029	$—	$—	$—	$—
Rising Rates Opportunity 10 ProFund	—	—	—	—	282,656	—
Rising Rates Opportunity ProFund	—	—	—	—	2,902,425	—

*         Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’ Statements of Operations for the year ended July 31, 2012:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$(358,852)	$2,679,753	$—	$762,120
Mid-Cap ProFund	(1,259,419)	(1,487,470)	—	152,024
Small-Cap ProFund	6,442	500,141	—	(98,815)
NASDAQ-100 ProFund	765,406	598,672	—	171,679
Europe 30 ProFund	1,787	—	—	(620)
UltraBull ProFund	(731,429)	(2,756,474)	—	1,421,716
UltraMid-Cap ProFund	(1,503,004)	(10,912,911)	—	445,248
UltraSmall-Cap ProFund	(107,530)	(4,482,560)	—	(220,792)
UltraDow 30 ProFund	311,988	398,884	—	436,758
UltraNASDAQ-100 ProFund	2,638,454	6,757,883	—	150,308
UltraInternational ProFund	—	(8,942,364)	—	(413,626)
UltraEmerging Markets ProFund	—	(12,026,226)	—	(131,021)
UltraLatin America ProFund	—	(5,265,957)	—	(494,969)
UltraChina ProFund	—	(7,480,860)	—	(238,738)
UltraJapan ProFund	(4,671,409)	(117,902)	—	(399,803)
Bear ProFund	(1,705,049)	(8,253,564)	—	(626,388)
Short Small-Cap ProFund	31,950	(436,042)	—	129,383
Short NASDAQ-100 ProFund	(81,614)	(513,965)	—	49,982
UltraBear ProFund	(929,424)	(16,555,625)	—	(962,710)
UltraShort Mid-Cap ProFund	(24,883)	(769,488)	—	(44,215)
UltraShort Small-Cap ProFund	(937,785)	(2,779,481)	—	264,451
UltraShort Dow 30 ProFund	(118,963)	(3,172,594)	—	(266,322)
UltraShort NASDAQ-100 ProFund	(762,848)	(7,410,574)	—	101,317
UltraShort International ProFund	—	1,616,309	—	238,660
UltraShort Emerging Markets ProFund	—	(780,872)	—	142,591
UltraShort Latin America ProFund	—	(341,198)	—	179,873
UltraShort China ProFund	—	87,647	—	117,281
UltraShort Japan ProFund	(183,511)	132,129	—	23,159
Banks UltraSector ProFund	—	(203,002)	—	1,078,652
Basic Materials UltraSector ProFund	—	(5,127,688)	—	1,234,379
Biotechnology UltraSector ProFund	—	1,334,141	—	994,748
Consumer Goods UltraSector ProFund	—	77,823	—	97,534
Consumer Services UltraSector ProFund	—	300,989	—	183,962
Financials UltraSector ProFund	—	(390,365)	—	593,484
Health Care UltraSector ProFund	—	(383,458)	—	548,906
Industrials UltraSector ProFund	—	(882,095)	—	645,557
Internet UltraSector ProFund	—	(3,745,627)	—	1,523,905
Mobile Telecommunications UltraSector ProFund	—	(58,935)	—	911,014
Oil & Gas UltraSector ProFund	—	(12,329,608)	—	3,911,321

July 31, 2012 :: Notes to Financial Statements :: 285

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Oil Equipment, Services & Distribution UltraSector ProFund	$—	$(9,930,142)	$—	$1,609,473
Pharmaceuticals UltraSector ProFund	—	1,052,873	—	368,682
Precious Metals UltraSector ProFund	—	(32,060,427)	—	7,891,360
Real Estate UltraSector ProFund	—	(19,627)	—	1,660,261
Semiconductor UltraSector ProFund	—	(1,031,724)	—	281,755
Technology UltraSector ProFund	—	(770,588)	—	712,762
Telecommunications UltraSector ProFund	—	418,695	—	1,195,593
Utilities UltraSector ProFund	—	259,805	—	617,804
Short Oil & Gas ProFund	—	(239,839)	—	(105,661)
Short Precious Metals ProFund	—	1,281,503	—	(776,026)
Short Real Estate ProFund	—	(1,432,812)	—	(180,511)
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	(174,839)	—	5,901,621	830,848
Falling U.S. Dollar ProFund	(24,383)	—	(1,239,465)	(123,895)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	12,333,687	—	(290,816)
Rising Rates Opportunity 10 ProFund	(134,020)	(8,366,259)	—	1,540,362
Rising Rates Opportunity ProFund	—	(91,840,445)	—	10,722,031

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. For each of the ProFunds, net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Capital Transactions

The Funds maintain an allowance for estimated losses from past due receivables from capital shares sold. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our shareholders’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Management reviews its allowance monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential

286 :: Notes to Financial Statements :: July 31, 2012

for recovery is considered remote. As of July 31, 2012, UltraBear ProFund’s net assets includes a net past due receivable of $575,000 as reflected on the Statement of Assets and Liabilities. Write-offs for 2012 and 2011 were $147,956 and $0, respectively and were booked as a reduction to proceeds from shares issued in the statement of changes. The write-off occurred subsequent to year end based on additional information becoming available after year end. Therefore, the NAV and total return as reflected in the financial statements differs from that previously reported.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFunds’ net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFunds’ financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and

July 31, 2012 :: Notes to Financial Statements :: 287

forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$28,716,812	$—	$—	$—	$28,716,812	$—
Repurchase Agreements	—	—	64,251,000	—	64,251,000	—
Futures Contracts	—	825,126	—	—	—	825,126
Swap Agreements	—	—	—	(225,501)	—	(225,501)
Total	$28,716,812	$825,126	$64,251,000	$(225,501)	$92,967,812	$599,625
Mid-Cap ProFund
Common Stocks	$7,437,395	$—	$—	$—	$7,437,395	$—
Repurchase Agreements	—	—	18,914,000	—	18,914,000	—
Futures Contracts	—	(1,866)	—	—	—	(1,866)
Swap Agreements	—	—	—	(135,424)	—	(135,424)
Total	$7,437,395	$(1,866)	$18,914,000	$(135,424)	$26,351,395	$(137,290)
Small-Cap ProFund
Common Stocks	$8,203,862	$—	$—	$—	$8,203,862	$—
Repurchase Agreements	—	—	11,369,000	—	11,369,000	—
Futures Contracts	—	(9,632)	—	—	—	(9,632)
Swap Agreements	—	—	—	(101,195)	—	(101,195)
Total	$8,203,862	$(9,632)	$11,369,000	$(101,195)	$19,572,862	$(110,827)
NASDAQ-100 ProFund
Common Stocks	$20,298,429	$—	$—	$—	$20,298,429	$—
Repurchase Agreements	—	—	18,629,000	—	18,629,000	—
Futures Contracts	—	250,902	—	—	—	250,902
Swap Agreements	—	—	—	(18,297)	—	(18,297)
Total	$20,298,429	$250,902	$18,629,000	$(18,297)	$38,927,429	$232,605
Large-Cap Value ProFund
Common Stocks	$42,518,194	$—	$—	$—	$42,518,194	$—
Repurchase Agreements	—	—	287,000	—	287,000	—
Total	$42,518,194	$—	$287,000	$—	$42,805,194	$—
Large-Cap Growth ProFund
Common Stocks	$48,083,568	$—	$—	$—	$48,083,568	$—
Total	$48,083,568	$—	$—	$—	$48,083,568	$—
Mid-Cap Value ProFund
Common Stocks	$4,526,594	$—	$—	$—	$4,526,594	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Total	$4,526,594	$—	$51,000	$—	$4,577,594	$—

288 :: Notes to Financial Statements :: July 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Growth ProFund
Common Stocks	$15,740,356	$—	$—	$—	$15,740,356	$—
Repurchase Agreements	—	—	122,000	—	122,000	—
Total	$15,740,356	$—	$122,000	$—	$15,862,356	$—
Small-Cap Value ProFund
Common Stocks	$30,415,296	$—	$—	$—	$30,415,296	$—
Total	$30,415,296	$—	$—	$—	$30,415,296	$—
Small-Cap Growth ProFund
Common Stocks	$8,825,886	$—	$—	$—	$8,825,886	$—
Repurchase Agreements	—	—	104,000	—	104,000	—
Total	$8,825,886	$—	$104,000	$—	$8,929,886	$—
Europe 30 ProFund
Common Stocks	$6,194,122	$—	$—	$—	$6,194,122	$—
Repurchase Agreements	—	—	13,000	—	13,000
Total	$6,194,122	$—	$13,000	$—	$6,207,122	$—
UltraBull ProFund
Common Stocks	$48,521,602	$—	$—	$—	$48,521,602	$—
Repurchase Agreements	—	—	32,090,000	—	32,090,000	—
Futures Contracts	—	354,034	—	—	—	354,034
Swap Agreements	—	—	—	(480,074)	—	(480,074)
Total	$48,521,602	$354,034	$32,090,000	$(480,074)	$80,611,602	$(126,040)
UltraMid-Cap ProFund
Common Stocks	$20,124,717	$—	$—	$—	$20,124,717	$—
Repurchase Agreements	—	—	8,137,000	—	8,137,000	—
Futures Contracts	—	83,216	—	—	—	83,216
Swap Agreements	—	—	—	(291,129)	—	(291,129)
Total	$20,124,717	$83,216	$8,137,000	$(291,129)	$28,261,717	$(207,913)
UltraSmall-Cap ProFund
Common Stocks	$18,498,901	$—	$—	$—	$18,498,901	$—
Repurchase Agreements	—	—	11,848,000	—	11,848,000	—
Futures Contracts	—	120,464	—	—	—	120,464
Swap Agreements	—	—	—	(409,849)	—	(409,849)
Total	$18,498,901	$120,464	$11,848,000	$(409,849)	$30,346,901	$(289,385)
UltraDow 30 ProFund
Common Stocks	$10,364,545	$—	$—	$—	$10,364,545	$—
Repurchase Agreements	—	—	5,122,000	—	5,122,000	—
Futures Contracts	—	106,864	—	—	—	106,864
Swap Agreements	—	—	—	(92,040)	—	(92,040)
Total	$10,364,545	$106,864	$5,122,000	$(92,040)	$15,486,545	$14,824
UltraNASDAQ-100 ProFund
Common Stocks	$87,959,859	$—	$—	$—	$87,959,859	$—
Repurchase Agreements	—	—	40,980,000	—	40,980,000	—
Futures Contracts	—	764,900	—	—	—	764,900
Swap Agreements	—	—	—	(245,505)	—	(245,505)
Total	$87,959,859	$764,900	$40,980,000	$(245,505)	$128,939,859	$519,395
UltraInternational ProFund
Repurchase Agreements	$—	$—	$31,004,000	$—	$31,004,000	$—
Swap Agreements	—	—	—	(518,427)	—	(518,427)
Total	$—	$—	$31,004,000	$(518,427)	$31,004,000	$(518,427)

July 31, 2012 :: Notes to Financial Statements :: 289

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraEmerging Markets ProFund
Common Stocks	$16,553,212	$—	$—	$—	$16,553,212	$—
Preferred Stocks	5,191,660	—	—	—	5,191,660	—
Repurchase Agreements	—	—	7,685,000	—	7,685,000	—
Swap Agreements	—	—	—	(349,075)	—	(349,075)
Total	$21,744,872	$—	$7,685,000	$(349,075)	$29,429,872	$(349,075)
UltraLatin America ProFund
Common Stocks	$9,004,850	$—	$—	$—	$9,004,850	$—
Preferred Stocks	5,564,459	—	—	—	5,564,459	—
Repurchase Agreements	—	—	6,017,000	—	6,017,000	—
Swap Agreements	—	—	—	(470,371)	—	(470,371)
Total	$14,569,309	$—	$6,017,000	$(470,371)	$20,586,309	$(470,371)
UltraChina ProFund
Common Stocks	$10,181,886	$—	$—	$—	$10,181,886	$—
Repurchase Agreements	—	—	3,811,000	—	3,811,000	—
Swap Agreements	—	—	—	(171,452)	—	(171,452)
Total	$10,181,886	$—	$3,811,000	$(171,452)	$13,992,886	$(171,452)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$11,521,000	$—	$11,521,000	$—
Futures Contracts	—	568,569	—	—	—	568,569
Swap Agreements	—	—	—	(16,792)	—	(16,792)
Total	$—	$568,569	$11,521,000	$(16,792)	$11,521,000	$551,777
Bear ProFund
Repurchase Agreements	$—	$—	$38,304,000	$—	$38,304,000	$—
Futures Contracts	—	(359,579)	—	—	—	(359,579)
Swap Agreements	—	—	—	146,284	—	146,284
Total	$—	$(359,579)	$38,304,000	$146,284	$38,304,000	$(213,295)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$7,861,000	$—	$7,861,000	$—
Futures Contracts	—	38,156	—	—	—	38,156
Swap Agreements	—	—	—	119,257	—	119,257
Total	$—	$38,156	$7,861,000	$119,257	$7,861,000	$157,413
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$4,095,000	$—	$4,095,000	$—
Futures Contracts	—	1,562	—	—	—	1,562
Swap Agreements	—	—	—	6,614	—	6,614
Total	$—	$1,562	$4,095,000	$6,614	$4,095,000	$8,176
UltraBear ProFund
Repurchase Agreements	$—	$—	$28,271,000	$—	$28,271,000	$—
Futures Contracts	—	(256,167)	—	—	—	(256,167)
Swap Agreements	—	—	—	247,788	—	247,788
Total	$—	$(256,167)	$28,271,000	$247,788	$28,271,000	$(8,379)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$3,221,000	$—	$3,221,000	$—
Futures Contracts	—	1,087	—	—	—	1,087
Swap Agreements	—	—	—	53,608	—	53,608
Total	$—	$1,087	$3,221,000	$53,608	$3,221,000	$54,695

290 :: Notes to Financial Statements :: July 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$14,588,000	$—	$14,588,000	$—
Futures Contracts	—	63,791	—	—	—	63,791
Swap Agreements	—	—	—	306,002	—	306,002
Total	$—	$63,791	$14,588,000	$306,002	$14,588,000	$369,793
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$6,006,000	$—	$6,006,000	$—
Futures Contracts	—	(28,156)	—	—	—	(28,156)
Swap Agreements	—	—	—	56,435	—	56,435
Total	$—	$(28,156)	$6,006,000	$56,435	$6,006,000	$28,279
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$17,632,000	$—	$17,632,000	$—
Futures Contracts	—	14,227	—	—	—	14,227
Swap Agreements	—	—	—	51,680	—	51,680
Total	$—	$14,227	$17,632,000	$51,680	$17,632,000	$65,907
UltraShort International ProFund
Repurchase Agreements	$—	$—	$17,888,000	$—	$17,888,000	$—
Swap Agreements	—	—	—	295,119	—	295,119
Total	$—	$—	$17,888,000	$295,119	$17,888,000	$295,119
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$8,135,000	$—	$8,135,000	$—
Swap Agreements	—	—	—	189,168	—	189,168
Total	$—	$—	$8,135,000	$189,168	$8,135,000	$189,168
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$5,110,000	$—	$5,110,000	$—
Swap Agreements	—	—	—	176,560	—	176,560
Total	$—	$—	$5,110,000	$176,560	$5,110,000	$176,560
UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,305,000	$—	$4,305,000	$—
Swap Agreements	—	—	—	94,563	—	94,563
Total	$—	$—	$4,305,000	$94,563	$4,305,000	$94,563
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,829,000	$—	$1,829,000	$—
Futures Contracts	—	102,806	—	—	—	102,806
Swap Agreements	—	—	—	3,828	—	3,828
Total	$—	$102,806	$1,829,000	$3,828	$1,829,000	$106,634
Banks UltraSector ProFund
Common Stocks	$9,492,896	$—	$—	$—	$9,492,896	$—
Repurchase Agreements	—	—	5,415,000	—	5,415,000	—
Swap Agreements	—	—	—	570,881	—	570,881
Total	$9,492,896	$—	$5,415,000	$570,881	$14,907,896	$570,881
Basic Materials UltraSector ProFund
Common Stocks	$8,943,347	$—	$—	$—	$8,943,347	$—
Repurchase Agreements	—	—	5,179,000	—	5,179,000	—
Swap Agreements	—	—	—	105,449	—	105,449
Total	$8,943,347	$—	$5,179,000	$105,449	$14,122,347	$105,449

July 31, 2012 :: Notes to Financial Statements :: 291

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$11,487,583	$—	$—	$—	$11,487,583	$—
Repurchase Agreements	—	—	9,601,000	—	9,601,000	—
Swap Agreements	—	—	—	756,284	—	756,284
Total	$11,487,583	$—	$9,601,000	$756,284	$21,088,583	$756,284
Consumer Goods UltraSector ProFund
Common Stocks	$2,710,222	$—	$—	$—	$2,710,222	$—
Repurchase Agreements	—	—	1,243,000	—	1,243,000	—
Swap Agreements	—	—	—	38,154	—	38,154
Total	$2,710,222	$—	$1,243,000	$38,154	$3,953,222	$38,154
Consumer Services UltraSector ProFund
Common Stocks	$4,787,259	$—	$—	$—	$4,787,259	$—
Repurchase Agreements	—	—	2,217,000	—	2,217,000	—
Swap Agreements	—	—	—	74,041	—	74,041
Total	$4,787,259	$—	$2,217,000	$74,041	$7,004,259	$74,041
Financials UltraSector ProFund
Common Stocks	$8,259,025	$—	$—	$—	$8,259,025	$—
Repurchase Agreements	—	—	4,411,000	—	4,411,000	—
Swap Agreements	—	—	—	242,184	—	242,184
Total	$8,259,025	$—	$4,411,000	$242,184	$12,670,025	$242,184
Health Care UltraSector ProFund
Common Stocks	$6,109,359	$—	$—	$—	$6,109,359	$—
Repurchase Agreements	—	—	3,212,000	—	3,212,000	—
Swap Agreements	—	—	—	94,315	—	94,315
Total	$6,109,359	$—	$3,212,000	$94,315	$9,321,359	$94,315
Industrials UltraSector ProFund
Common Stocks	$4,120,773	$—	$—	$—	$4,120,773	$—
Repurchase Agreements	—	—	3,478,000	—	3,478,000	—
Swap Agreements	—	—	—	125,811	—	125,811
Total	$4,120,773	$—	$3,478,000	$125,811	$7,598,773	$125,811
Internet UltraSector ProFund
Common Stocks	$10,823,444	$—	$—	$—	$10,823,444	$—
Repurchase Agreements	—	—	7,203,000	—	7,203,000	—
Swap Agreements	—	—	—	33,219	—	33,219
Total	$10,823,444	$—	$7,203,000	$33,219	$18,026,444	$33,219
Mobile Telecommunications UltraSector ProFund
Common Stocks	$5,486,411	$—	$—	$—	$5,486,411	$—
Repurchase Agreements	—	—	4,129,000	—	4,129,000	—
Swap Agreements	—	—	—	752,485	—	752,485
Total	$5,486,411	$—	$4,129,000	$752,485	$9,615,411	$752,485
Oil & Gas UltraSector ProFund
Common Stocks	$31,213,963	$—	$—	$—	$31,213,963	$—
Repurchase Agreements	—	—	14,935,000	—	14,935,000	—
Swap Agreements	—	—	—	611,952	—	611,952
Total	$31,213,963	$—	$14,935,000	$611,952	$46,148,963	$611,952

292 :: Notes to Financial Statements :: July 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,215,455	$—	$—	$—	$9,215,455	$—
Repurchase Agreements	—	—	4,194,000	—	4,194,000	—
Swap Agreements	—	—	—	432,919	—	432,919
Total	$9,215,455	$—	$4,194,000	$432,919	$13,409,455	$432,919
Pharmaceuticals UltraSector ProFund
Common Stocks	$7,965,336	$—	$—	$—	$7,965,336	$—
Repurchase Agreements	—	—	7,037,000	—	7,037,000	—
Swap Agreements	—	—	—	199,070	—	199,070
Total	$7,965,336	$—	$7,037,000	$199,070	$15,002,336	$199,070
Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$30,249,000	$—	$30,249,000	$—
Swap Agreements	—	—	—	1,862,304	—	1,862,304
Total	$—	$—	$30,249,000	$1,862,304	$30,249,000	$1,862,304
Real Estate UltraSector ProFund
Common Stocks	$26,208,083	$—	$—	$—	$26,208,083	$—
Repurchase Agreements	—	—	26,206,000	—	26,206,000	—
Swap Agreements	—	—	—	645,361	—	645,361
Total	$26,208,083	$—	$26,206,000	$645,361	$52,414,083	$645,361
Semiconductor UltraSector ProFund
Common Stocks	$2,181,208	$—	$—	$—	$2,181,208	$—
Repurchase Agreements	—	—	1,485,000	—	1,485,000	—
Swap Agreements	—	—	—	137,944	—	137,944
Total	$2,181,208	$—	$1,485,000	$137,944	$3,666,208	$137,944
Technology UltraSector ProFund
Common Stocks	$7,057,374	$—	$—	$—	$7,057,374	$—
Repurchase Agreements	—	—	6,687,000	—	6,687,000	—
Swap Agreements	—	—	—	282,806	—	282,806
Total	$7,057,374	$—	$6,687,000	$282,806	$13,744,374	$282,806
Telecommunications UltraSector ProFund
Common Stocks	$12,458,437	$—	$—	$—	$12,458,437	$—
Repurchase Agreements	—	—	10,595,000	—	10,595,000	—
Swap Agreements	—	—	—	1,127,978	—	1,127,978
Total	$12,458,437	$—	$10,595,000	$1,127,978	$23,053,437	$1,127,978
Utilities UltraSector ProFund
Common Stocks	$16,187,368	$—	$—	$—	$16,187,368	$—
Repurchase Agreements	—	—	10,787,000	—	10,787,000	—
Swap Agreements	—	—	—	178,110	—	178,110
Total	$16,187,368	$—	$10,787,000	$178,110	$26,974,368	$178,110
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,857,000	$—	$1,857,000	$—
Swap Agreements	—	—	—	(34,183)	—	(34,183)
Total	$—	$—	$1,857,000	$(34,183)	$1,857,000	$(34,183)

July 31, 2012 :: Notes to Financial Statements :: 293

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,407,000	$—	$5,407,000	$—
Swap Agreements	—	—	—	(210,902)	—	(210,902)
Total	$—	$—	$5,407,000	$(210,902)	$5,407,000	$(210,902)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,545,000	$—	$3,545,000	$—
Swap Agreements	—	—	—	(58,132)	—	(58,132)
Total	$—	$—	$3,545,000	$(58,132)	$3,545,000	$(58,132)
U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$17,259,867	$—	$17,259,867	$—
Repurchase Agreements	—	—	59,680,000	—	59,680,000	—
Swap Agreements	—	—	—	1,234,029	—	1,234,029
Total	$—	$—	$76,939,867	$1,234,029	$76,939,867	$1,234,029
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$35,792,000	$—	$35,792,000	$—
Swap Agreements	—	—	—	(282,656)	—	(282,656)
Total	$—	$—	$35,792,000	$(282,656)	$35,792,000	$(282,656)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$101,466,000	$—	$101,466,000	$—
Swap Agreements	—	—	—	(2,902,425)	—	(2,902,425)
Total	$—	$—	$101,466,000	$(2,902,425)	$101,466,000	$(2,902,425)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$112,579,000	$—	$112,579,000	$—
Futures Contracts	—	(683)	—	—	—	(683)
Forward Currency Contracts	—	—	—	(1,180,178)	—	(1,180,178)
Total	$—	$(683)	$112,579,000	$(1,180,178)	$112,579,000	$(1,180,861)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$4,849,000	$—	$4,849,000	$—
Forward Currency Contracts	—	—	—	62,005	—	62,005
Total	$—	$—	$4,849,000	$62,005	$4,849,000	$62,005

^   Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee

294 :: Notes to Financial Statements :: July 31, 2012

based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, a series in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2012, actual Trustee compensation was $573,000 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2011 through November 30, 2012		For the Period December 1, 2010 through November 30, 2011
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.73%	2.73%
Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Large-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Europe 30 ProFund	1.95%	2.95%	1.73%	2.73%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.73%	2.73%
UltraDow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.73%	2.73%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.73%	2.73%	1.73%	2.73%
UltraJapan ProFund	1.73%	2.73%	1.73%	2.73%
Bear ProFund	1.73%	2.73%	1.95%	2.95%
Short Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.73%	2.73%	1.73%	2.73%

July 31, 2012 :: Notes to Financial Statements :: 295

	For the Period December 1, 2011 through November 30, 2012		For the Period December 1, 2010 through November 30, 2011
	Investor Class	Service Class	Investor Class	Service Class
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.73%	2.73%	1.95%	2.95%
UltraShort International ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Emerging Markets ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Latin America ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort China ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Japan ProFund	1.73%	2.73%	1.73%	2.73%
Banks UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Biotechnology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Goods UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Financials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Health Care UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Industrials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Internet UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	1.73%	2.73%
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Technology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Utilities UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Short Oil & Gas ProFund	1.73%	2.73%	1.73%	2.73%
Short Precious Metals ProFund	1.73%	2.73%	1.73%	2.73%
Short Real Estate ProFund	1.73%	2.73%	1.73%	2.73%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.73%	2.73%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2012, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Total
Mid-Cap ProFund	$40,464	$—	$2,627	$—	$43,091
Small-Cap ProFund	118,183	30,321	31,832	38,780	219,116
Large-Cap Value ProFund	36,964	66,001	24,132	7,643	134,740
Large-Cap Growth ProFund	—	41,326	18,839	—	60,165
Mid-Cap Value ProFund	2,424	67,441	16,938	45,579	132,382
Mid-Cap Growth ProFund	—	1,888	23,320	46,219	71,427
Small-Cap Value ProFund	103,126	52,358	40,574	39,854	235,912
Small-Cap Growth ProFund	64,891	33,665	26,940	55,005	180,501
Europe 30 ProFund	—	4,218	29,163	17,613	50,994
UltraSmall-Cap ProFund	—	1,433	3,770	—	5,203
UltraDow 30 ProFund	—	17,109	5,006	52,395	74,510
UltraInternational ProFund	—	28,683	—	—	28,683
UltraChina ProFund	—	23,269	43,900	16,004	83,173
UltraJapan ProFund	—	44,001	31,661	21,066	96,728

296 :: Notes to Financial Statements :: July 31, 2012

	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Total
Bear ProFund	$—	$—	$—	$7,592	$7,592
Short Small-Cap ProFund	150	63,317	6,045	59,457	128,969
Short NASDAQ-100 ProFund	19,211	24,635	30,656	16,585	91,087
UltraShort Mid-Cap ProFund	—	34,716	28,874	25,727	89,317
UltraShort Small-Cap ProFund	—	165,777	55,247	34,945	255,969
UltraShort Dow 30 ProFund	—	17,559	30,734	41,439	89,732
UltraShort NASDAQ-100 ProFund	—	—	—	13,503	13,503
UltraShort International ProFund	2,570	—	2,741	—	5,311
UltraShort Emerging Markets ProFund	26,533	35,416	6,908	34,569	103,426
UltraShort Latin America ProFund	29,292	42,067	36,785	23,873	132,017
UltraShort China ProFund	46,350	50,301	26,436	20,691	143,778
UltraShort Japan ProFund	45,286	45,382	36,187	21,364	148,219
Banks UltraSector ProFund	39,002	35,989	25,564	13,133	113,688
Basic Materials UltraSector ProFund	—	10,422	377	—	10,799
Biotechnology UltraSector ProFund	—	—	19,111	23,456	42,567
Consumer Goods UltraSector ProFund	48,571	37,500	37,613	22,572	146,256
Consumer Services UltraSector ProFund	39,608	45,513	37,755	19,424	142,300
Financials UltraSector ProFund	58,931	44,138	30,245	23,448	156,762
Health Care UltraSector ProFund	59,721	45,637	26,395	26,668	158,421
Industrials UltraSector ProFund	43,975	61,163	26,308	40,633	172,079
Internet UltraSector ProFund	—	—	8,837	—	8,837
Mobile Telecommunications UltraSector ProFund	34,358	34,265	36,865	18,648	124,136
Oil Equipment, Services & Distribution UltraSector ProFund	—	29,627	—	—	29,627
Pharmaceuticals UltraSector ProFund	38,519	40,049	23,843	21,551	123,962
Real Estate UltraSector ProFund	32,192	24,549	15,706	16,948	89,395
Semiconductor UltraSector ProFund	34,399	32,260	29,399	20,451	116,509
Technology UltraSector ProFund	62,874	42,223	4,438	13,874	123,409
Telecommunications UltraSector ProFund	38,344	33,541	32,196	22,628	126,709
Utilities UltraSector ProFund	9,950	36,769	22,020	18,616	87,355
Short Oil & Gas ProFund	32,544	39,003	39,563	13,308	124,418
Short Precious Metals ProFund	—	19,271	37,576	19,957	76,804
Short Real Estate ProFund	—	—	22,049	18,667	40,716
Rising U.S. Dollar ProFund	47,533	—	—	—	47,533
Falling U.S. Dollar ProFund	—	15,283	—	21,781	37,064

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2012 were as follows:

	Purchases	Sales
Bull ProFund	$15,243,139	$458,658
Mid-Cap ProFund	952,591	4,808,188
Small-Cap ProFund	4,495,690	4,663,025
NASDAQ-100 ProFund	1,591,863	834,773
Large-Cap Value ProFund	169,643,467	146,473,133
Large-Cap Growth ProFund	186,137,852	175,870,404
Mid-Cap Value ProFund	69,678,772	82,580,068
Mid-Cap Growth ProFund	86,044,003	97,723,886
Small-Cap Value ProFund	172,932,876	153,336,324
Small-Cap Growth ProFund	70,229,035	86,968,845
Europe 30 ProFund	115,972,346	115,887,642
UltraBull ProFund	88,635,730	76,739,886
UltraMid-Cap ProFund	2,869,789	11,373,959
UltraSmall-Cap ProFund	7,634,029	5,258,377
UltraDow 30 ProFund	2,857,485	—
UltraNASDAQ-100 ProFund	6,898,072	3,617,311
UltraEmerging Markets ProFund	67,148,054	74,829,616
UltraLatin America ProFund	21,137,782	26,356,976
UltraChina ProFund	29,767,855	30,380,606
Banks UltraSector ProFund	26,521,486	25,967,439
Basic Materials UltraSector ProFund	15,332,597	23,567,171
Biotechnology UltraSector ProFund	6,039,035	2,889,692

July 31, 2012 :: Notes to Financial Statements :: 297

	Purchases	Sales
Consumer Goods UltraSector ProFund	$10,547,954	$9,600,732
Consumer Services UltraSector ProFund	11,060,508	9,174,629
Financials UltraSector ProFund	10,204,650	6,855,016
Health Care UltraSector ProFund	13,146,708	14,702,368
Industrials UltraSector ProFund	10,574,024	11,103,923
Internet UltraSector ProFund	3,112,962	16,659,650
Mobile Telecommunications UltraSector ProFund	12,797,841	9,563,728
Oil & Gas UltraSector ProFund	3,798,138	28,507,760
Oil Equipment, Services & Distribution UltraSector ProFund	12,054,988	28,221,250
Pharmaceuticals UltraSector ProFund	17,655,061	15,208,780
Real Estate UltraSector ProFund	25,575,495	26,070,651
Semiconductor UltraSector ProFund	15,623,192	16,460,869
Technology UltraSector ProFund	8,519,991	8,447,668
Telecommunications UltraSector ProFund	15,951,700	5,817,463
Utilities UltraSector ProFund	44,978,148	42,496,333

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2012 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$1,071,318,370	$1,069,399,750

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 66% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

298 :: Notes to Financial Statements :: July 31, 2012

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Rising U.S. Dollar and Falling U.S. Dollar ProFunds) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2012, the collateral posted for swap agreements by counterparties consisted of U.S. Treasury securities and cash.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

July 31, 2012 :: Notes to Financial Statements :: 299

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2011, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2011
Europe 30 ProFund	$123,054	$—	$123,054	$—	$123,054
October 31, 2011
NASDAQ-100 ProFund	1,303,807	183,253	1,487,060	—	1,487,060
UltraLatin America ProFund	261,752	—	261,752	—	261,752
UltraChina ProFund	—	284,296	284,296	—	284,296
Internet UltraSector ProFund	775,793	631,608	1,407,401	—	1,407,401
Pharmaceuticals UltraSector ProFund	22,373	—	22,373	—	22,373
Real Estate UltraSector ProFund	2,509	—	2,509	—	2,509
Telecommunications UltraSector ProFund	104,268	—	104,268	—	104,268
Utilities UltraSector ProFund	157,483	—	157,483	—	157,483
U.S. Government Plus ProFund	330,078	—	330,078	—	330,078
Falling U.S. Dollar ProFund	—	—	—	1,330,492	1,330,492

The tax character of dividends paid to shareholders during the applicable tax year ended in 2010, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
October 31, 2010
NASDAQ-100 ProFund	$1,022,620	$—	$1,022,620	$—	$1,022,620
Large-Cap Value ProFund	116,891	—	116,891	—	116,891
Mid-Cap Value ProFund	71,248	—	71,248	—	71,248
UltraMid-Cap ProFund	—	—	—	2,849	2,849
UltraDow 30 ProFund	2,698	—	2,698	—	2,698
UltraLatin America ProFund	168,613	—	168,613	—	168,613
UltraChina ProFund	—	1,207	1,207	—	1,207
Banks UltraSector ProFund	—	—	—	225	225
Basic Materials UltraSector ProFund	—	—	—	3,216	3,216
Consumer Goods UltraSector ProFund	10,942	—	10,942	2,466	13,408
Pharmaceuticals UltraSector ProFund	2,513	—	2,513	—	2,513
Real Estate UltraSector ProFund	168,857	—	168,857	—	168,857
Telecommunications UltraSector ProFund	58,466	—	58,466	—	58,466
Utilities UltraSector ProFund	111,292	—	111,292	—	111,292
U.S. Government Plus ProFund	415,444	—	415,444	—	415,444

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2011
Bull ProFund	$—	$—	$—	$(48,447,651)	$4,297,836	$(44,149,815)
Europe 30 ProFund	397,538	—	—	(10,553,994)	(1,227,671)	(11,384,127)
UltraBull ProFund	—	—	—	(99,877,134)	1,448,997	(98,428,137)
UltraNASDAQ-100 ProFund	—	—	—	(317,998,726)	4,362,146	(313,636,580)
UltraJapan ProFund	—	—	—	(116,467,201)	(1,013)	(116,468,214)
Bear ProFund	—	—	—	(70,472,117)	292,169	(70,179,948)
UltraBear ProFund	—	—	—	(202,066,246)	1,112,014	(200,954,232)
UltraShort NASDAQ-100 ProFund	—	—	—	(261,533,264)	291,356	(261,241,908)
October 31, 2011
Mid-Cap ProFund	—	—	—	—	1,285,989	1,285,989
Small-Cap ProFund	—	—	—	(25,158,495)	427,653	(24,730,842)
NASDAQ-100 ProFund	—	—	—	—	7,203,942	7,203,942
Large-Cap Value ProFund	—	—	—	—	316,254	316,254
Large-Cap Growth ProFund	—	—	—	(3,953,284)	550,426	(3,402,858)
Mid-Cap Value ProFund	—	—	—	(2,077,320)	455,963	(1,621,357)
Mid-Cap Growth ProFund	—	—	—	(15,776,979)	675,279	(15,101,700)
Small-Cap Value ProFund	—	—	—	(31,641,617)	(609,271)	(32,250,888)
Small-Cap Growth ProFund	—	—	—	(5,240,768)	944,474	(4,296,294)
UltraMid-Cap ProFund	—	—	—	(22,991,977)	2,655,018	(20,336,959)

300 :: Notes to Financial Statements :: July 31, 2012

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
UltraSmall-Cap ProFund	$—	$—	$—	$(49,714,537)	$197,669	$(49,516,868)
UltraDow 30 ProFund	—	—	—	(21,208,225)	1,253,107	(19,955,118)
UltraInternational ProFund	—	—	—	(25,474,913)	(3,698,508)	(29,173,421)
UltraEmerging Markets ProFund	151,518	—	—	(249,646,871)	(3,972,983)	(253,468,336)
UltraLatin America ProFund	263,898	—	—	(12,472,752)	(863,902)	(13,072,756)
UltraChina ProFund	—	—	—	(4,477,082)	(27,846)	(4,504,928)
Short Small-Cap ProFund	—	—	—	(65,608,240)	305,717	(65,302,523)
Short NASDAQ-100 ProFund	—	—	—	(34,215,149)	136,905	(34,078,244)
UltraShort Mid-Cap ProFund	—	—	—	(20,483,435)	187,905	(20,295,530)
UltraShort Small-Cap ProFund	—	—	—	(116,948,921)	1,223,623	(115,725,298)
UltraShort Dow 30 ProFund	—	—	—	(12,665,528)	493,614	(12,171,914)
UltraShort International ProFund	—	—	—	(56,924,856)	1,556,603	(55,368,253)
UltraShort Emerging Markets ProFund	—	—	—	(97,911,620)	628,116	(97,283,504)
UltraShort Latin America ProFund	—	—	—	(19,930,817)	214,991	(19,715,826)
UltraShort China ProFund	—	—	—	(8,299,896)	400,616	(7,899,280)
UltraShort Japan ProFund	—	—	—	(4,310,975)	6,037	(4,304,938)
Banks UltraSector ProFund	—	—	—	(12,890,949)	(3,000,603)	(15,891,552)
Basic Materials UltraSector ProFund	—	—	—	(43,664,563)	409,065	(43,255,498)
Biotechnology UltraSector ProFund	—	—	—	(18,221,380)	1,760,301	(16,461,079)
Consumer Goods UltraSector ProFund	—	—	—	(2,197,550)	187,409	(2,010,141)
Consumer Services UltraSector ProFund	—	—	—	(1,221,685)	368,183	(853,502)
Financials UltraSector ProFund	—	—	—	(17,213,814)	(2,318,344)	(19,532,158)
Health Care UltraSector ProFund	—	—	—	(7,650,312)	391,979	(7,258,333)
Industrials UltraSector ProFund	—	—	—	(7,984,725)	557,151	(7,427,574)
Internet UltraSector ProFund	—	—	—	—	2,919,202	2,919,202
Mobile Telecommunications UltraSector ProFund	—	—	—	(13,689,939)	(376,237)	(14,066,176)
Oil & Gas UltraSector ProFund	—	—	—	(25,860,956)	17,907,405	(7,953,551)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(28,296,412)	1,477,437	(26,818,975)
Pharmaceuticals UltraSector ProFund	21,847	—	—	(4,865,391)	(172,822)	(5,016,366)
Precious Metals UltraSector ProFund	—	—	—	(59,610,085)	(2,585,604)	(62,195,689)
Real Estate UltraSector ProFund	48,864	—	—	(27,053,114)	3,426,617	(23,577,633)
Semiconductor UltraSector ProFund	10,239	—	—	(29,426,101)	(253,407)	(29,669,269)
Technology UltraSector ProFund	—	—	—	(9,563,886)	1,718,169	(7,845,717)
Telecommunications UltraSector ProFund	61,482	—	—	(2,950,269)	(7,642)	(2,896,429)
Utilities UltraSector ProFund	96,505	—	—	(16,347,299)	791,597	(15,459,197)
Short Oil & Gas ProFund	—	—	—	(18,912,894)	(4,779)	(18,917,673)
Short Precious Metals ProFund	—	—	—	(19,553,189)	(547,152)	(20,100,341)
Short Real Estate ProFund	—	—	—	(58,430,032)	(190,340)	(58,620,372)
U.S. Government Plus ProFund	—	—	—	(3,238,670)	(1,175,512)	(4,414,182)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,699,162)	344,612	(21,354,550)
Rising Rates Opportunity ProFund	—	—	—	(259,917,004)	(2,933,407)	(262,850,411)
Rising U.S. Dollar ProFund	—	—	—	(6,652,968)	—	(6,652,968)
Falling U.S. Dollar ProFund	—	—	—	(703,800)	—	(703,800)

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2012:

Qualified Late Year Capital Losses
December 31, 2011
Bull ProFund	$986,895
Europe 30 ProFund	46,921
UltraBull ProFund	1,994,545
UltraNASDAQ-100 ProFund	278,242
UltraJapan ProFund	1,152,121
Bear ProFund	1,613,255
UltraBear ProFund	2,431,408

July 31, 2012 :: Notes to Financial Statements :: 301

As of the end of their respective tax years ended October 31, 2011 and December 31, 2011, the following ProFunds have net capital loss carryforward (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$5,754,932	$—	$—	$—	$7,254,455	$32,813,603	$—	$—	$45,822,990
Europe 30 ProFund	—	—	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	—	—	72,977,556	21,680,120	—	—	94,657,676
UltraNASDAQ-100 ProFund	—	26,502,881	46,825,810	14,838,793	229,553,000	—	—	—	317,720,484
UltraJapan ProFund	—	—	28,858,476	19,441,046	58,133,440	—	4,395,355	—	110,828,317
Bear ProFund	—	—	—	—	—	29,734,887	27,224,745	—	56,959,632
UltraBear ProFund	—	—	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	54,766,192	21,312,254	40,417,926	54,052,522	—	56,065,314	24,229,670	—	250,843,878
October 31 tax year end ProFunds
Small-Cap ProFund	—	—	—	—	6,956,177	18,202,318	—	—	25,158,495
Large-Cap Growth ProFund	—	—	—	—	3,937,438	15,846	—	—	3,953,284
Mid-Cap Value ProFund	—	—	—	—	—	1,652,855	424,465	—	2,077,320
Mid-Cap Growth ProFund	—	—	—	—	14,942,636	834,343	—	—	15,776,979
Small-Cap Value ProFund	—	—	—	—	—	31,641,617	—	—	31,641,617
Small-Cap Growth ProFund	—	—	—	—	—	4,220,231	1,020,537	—	5,240,768
UltraMid-Cap ProFund	—	—	—	—	22,991,977	—	—	—	22,991,977
UltraSmall-Cap ProFund	—	—	—	—	41,074,610	8,639,927	—	—	49,714,537
UltraDow 30 ProFund	—	—	—	—	18,774,461	2,433,764	—	—	21,208,225
UltraInternational ProFund	—	—	—	—	22,084,405	—	2,004,577	1,385,931	25,474,913
UltraEmerging Markets ProFund	—	—	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	13,609,742	5,119,102	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	65,608,240
Short NASDAQ-100 ProFund	11,685,825	2,037,409	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	34,215,149
UltraShort Mid-Cap ProFund	—	—	—	3,559,632	—	12,184,360	3,530,168	1,209,275	20,483,435
UltraShort Small-Cap ProFund	—	—	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,775	116,948,921
UltraShort Dow 30 ProFund	—	—	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	—	—	13,157,329	—	32,455,983	6,213,490	5,098,054	56,924,856
UltraShort Emerging Markets ProFund	—	—	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	—	—	13,609,532	5,432,825	888,460	19,930,817
UltraShort China ProFund	—	—	—	—	—	4,316,750	2,251,078	1,732,068	8,299,896
UltraShort Japan ProFund	—	—	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	—	7,150,215	—	3,645,756	2,094,978	12,890,949
Basic Materials UltraSector ProFund	—	2,434,151	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	43,664,563
Biotechnology UltraSector ProFund	1,378,292	—	2,533,950	—	8,092,040	4,312,642	1,904,456	—	18,221,380
Consumer Goods UltraSector ProFund	—	—	—	—	2,152,688	—	44,862	—	2,197,550
Consumer Services UltraSector ProFund	—	—	—	—	787,268	—	434,417	—	1,221,685
Financials UltraSector ProFund	1,141,098	246,857	—	—	9,037,971	3,105,413	2,990,547	691,928	17,213,814
Health Care UltraSector ProFund	938,752	—	—	—	5,294,163	—	57,287	1,360,110	7,650,312
Industrials UltraSector ProFund	2,824,898	—	—	597,830	2,924,822	—	330,165	1,307,010	7,984,725
Mobile Telecommunications UltraSector ProFund	—	—	273,931	3,305,705	4,336,772	2,674,292	2,009,584	1,089,655	13,689,939

302 :: Notes to Financial Statements :: July 31, 2012

	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Oil & Gas UltraSector ProFund	$—	$—	$—	$—	$25,313,639	$547,317	$—	$—	$25,860,956
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	20,386,668	—	2,172,937	5,736,807	28,296,412
Pharmaceuticals UltraSector ProFund	1,307,698	481,679	—	1,440,695	899,662	294,619	—	441,038	4,865,391
Precious Metals UltraSector ProFund	—	—	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	299,141	—	—	7,146,925	14,262,294	2,790,520	—	2,554,234	27,053,114
Semiconductor UltraSector ProFund	12,367,587	3,424,745	8,625,195	33,063	4,305,713	—	669,798	—	29,426,101
Technology UltraSector ProFund	1,316,092	—	503,224	—	7,368,122	—	369,053	7,395	9,563,886
Telecommunications UltraSector ProFund	—	—	—	—	1,937,503	910,951	—	101,815	2,950,269
Utilities UltraSector ProFund	—	—	—	—	13,824,896	1,707,442	—	814,961	16,347,299
Short Oil & Gas ProFund	—	—	1,723,190	4,979,541	—	3,502,898	7,992,827	714,438	18,912,894
Short Precious Metals ProFund	—	—	—	2,229,646	—	11,647,689	4,821,283	854,571	19,553,189
Short Real Estate ProFund	—	—	—	—	—	33,669,962	22,825,780	1,934,290	58,430,032
U.S. Government Plus ProFund	—	—	—	—	—	—	—	3,238,670	3,238,670
Rising Rates Opportunity 10 ProFund	—	—	—	2,018,636	1,694,854	1,558,615	11,518,808	4,908,249	21,699,162
Rising Rates Opportunity ProFund	33,930,240	71,359,904	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	259,917,004
Rising U.S. Dollar ProFund	—	—	—	—	—	397,660	—	6,255,308	6,652,968
Falling U.S. Dollar ProFund	—	—	—	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Bull ProFund	$1,556,923	$80,843	$1,637,766
Europe 30 ProFund	1,557,540	104,744	1,662,284
UltraBull ProFund	3,224,913	—	3,224,913
UltraJapan ProFund	1,853,554	2,633,209	4,486,763
Bear ProFund	10,457,845	1,441,385	11,899,230
UltraBear ProFund	18,462,149	1,755,352	20,217,501
UltraShort NASDAQ-100 ProFund	10,446,390	242,996	10,689,386

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Board does not intend to authorize a distribution of any realized gain for a Fund until any applicable capital loss carry forward has been offset or expires.

At July 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$87,261,456	$8,652,183	$(2,945,827)	$5,706,356
Mid-Cap ProFund	24,313,890	2,551,136	(513,631)	2,037,505
Small-Cap ProFund	18,604,151	1,361,509	(392,798)	968,711
NASDAQ-100 ProFund	29,155,290	11,273,912	(1,501,773)	9,772,139
Large-Cap Value ProFund	40,488,133	5,653,185	(3,336,124)	2,317,061
Large-Cap Growth ProFund	45,176,252	7,551,171	(4,643,855)	2,907,316
Mid-Cap Value ProFund	4,123,176	1,539,582	(1,085,164)	454,418
Mid-Cap Growth ProFund	15,406,439	3,048,454	(2,592,537)	455,917
Small-Cap Value ProFund	30,752,362	2,952,307	(3,289,373)	(337,066)
Small-Cap Growth ProFund	7,554,966	2,418,792	(1,043,872)	1,374,920

July 31, 2012 :: Notes to Financial Statements :: 303

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Europe 30 ProFund	$7,369,415	$604,756	$(1,767,049)	$(1,162,293)
UltraBull ProFund	77,875,446	13,192,044	(10,455,888)	2,736,156
UltraMid-Cap ProFund	24,112,531	8,130,011	(3,980,825)	4,149,186
UltraSmall-Cap ProFund	27,943,977	3,976,554	(1,573,630)	2,402,924
UltraDow 30 ProFund	12,972,038	3,795,570	(1,281,063)	2,514,507
UltraNASDAQ-100 ProFund	112,189,808	50,009,474	(33,259,423)	16,750,051
UltraInternational ProFund	31,004,000	—	—	—
UltraEmerging Markets ProFund	32,512,833	3,800,546	(6,883,507)	(3,082,961)
UltraLatin America ProFund	21,752,515	5,067,577	(6,233,783)	(1,166,206)
UltraChina ProFund	13,846,614	2,249,457	(2,103,185)	146,272
UltraJapan ProFund	11,521,000	—	—	—
Bear ProFund	38,304,000	—	—	—
Short Small-Cap ProFund	7,861,000	—	—	—
Short NASDAQ-100 ProFund	4,095,000	—	—	—
UltraBear ProFund	28,271,000	—	—	—
UltraShort Mid-Cap ProFund	3,221,000	—	—	—
UltraShort Small-Cap ProFund	14,588,000	—	—	—
UltraShort Dow 30 ProFund	6,006,000	—	—	—
UltraShort NASDAQ-100 ProFund	17,632,000	—	—	—
UltraShort International ProFund	17,888,000	—	—	—
UltraShort Emerging Markets ProFund	8,135,000	—	—	—
UltraShort Latin America ProFund	5,110,000	—	—	—
UltraShort China ProFund	4,305,000	—	—	—
UltraShort Japan ProFund	1,829,000	—	—	—
Banks UltraSector ProFund	16,795,885	3,709,761	(5,597,750)	(1,887,989)
Basic Materials UltraSector ProFund	14,253,360	4,947,690	(5,078,703)	(131,013)
Biotechnology UltraSector ProFund	17,043,653	5,299,773	(1,254,843)	4,044,930
Consumer Goods UltraSector ProFund	3,568,419	496,640	(111,837)	384,803
Consumer Services UltraSector ProFund	6,126,694	1,302,046	(424,481)	877,565
Financials UltraSector ProFund	14,315,813	2,179,923	(3,825,711)	(1,645,788)
Health Care UltraSector ProFund	8,272,477	1,615,055	(566,173)	1,048,882
Industrials UltraSector ProFund	6,837,571	1,000,879	(239,677)	761,202
Internet UltraSector ProFund	14,817,578	5,156,959	(1,948,093)	3,208,866
Mobile Telecommunications UltraSector ProFund	9,249,108	860,100	(493,797)	366,303
Oil & Gas UltraSector ProFund	30,239,272	18,430,870	(2,521,179)	15,909,691
Oil Equipment, Services & Distribution UltraSector ProFund	12,549,670	4,325,439	(3,465,654)	859,785
Pharmaceuticals UltraSector ProFund	14,344,675	1,081,480	(423,819)	657,661
Precious Metals UltraSector ProFund	30,249,000	—	—	—
Real Estate UltraSector ProFund	47,816,403	6,624,666	(2,026,986)	4,597,680
Semiconductor UltraSector ProFund	3,761,250	1,176,608	(1,271,650)	(95,042)
Technology UltraSector ProFund	11,427,113	3,151,682	(834,421)	2,317,261
Telecommunications UltraSector ProFund	22,046,742	1,299,703	(293,008)	1,006,695
Utilities UltraSector ProFund	25,404,758	2,798,908	(1,229,298)	1,569,610
Short Oil & Gas ProFund	1,857,000	—	—	—
Short Precious Metals ProFund	5,407,000	—	—	—
Short Real Estate ProFund	3,545,000	—	—	—
U.S. Government Plus ProFund	76,150,519	1,149,096	(359,748)	789,348
Rising Rates Opportunity 10 ProFund	35,792,000	—	—	—
Rising Rates Opportunity ProFund	101,466,000	—	—	—
Rising U.S. Dollar ProFund	112,579,000	—	—	—
Falling U.S. Dollar ProFund	4,849,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFund for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFund’s financial statements. Accordingly, no loss is expected to be realized by the ProFund. The outstanding balances due from

304 :: Notes to Financial Statements :: July 31, 2012

Lehman are included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

Report of Independent Registered Public Accounting Firm :: 305

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2012, and the related statements of operations for the year then ended, changes in net assets for each year in the two year period then ended, and the financial highlights for each year in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended July 31, 2009 and prior were audited by other auditors whose report thereon dated September 28, 2009, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each year in the two-year period then ended, and the financial highlights for each year in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

September 27, 2012

306 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002—present)	ProFunds (112); Access One Trust (3); ProShares Trust (117)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (117)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (117)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (117)	None

*                 The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of ProFunds Advisors LLC.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to April 2012); ProShare Advisors LLC (November 2005 to April 2012); ProShare Capital Management LLC (June 2008 to April 2012)

Victor M. Frye c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present)

Trustees and Officers (unaudited) :: 307

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993-2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000-2005)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/12

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                  Audit Fees:

2011 $595,000

2012 $606,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2011 $6,000

2012 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2011 $267,750

2012 $264,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)                                 All Other Fees:

2011 $0

2012 $0

(e)(1)                  The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                  2011 0%

2012 0%

(f)                                    Not applicable.

(g)                                 2011 $273,750

2012 $270,000

(h)                                 Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks (30.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,595	$145,512
Abbott Laboratories (Pharmaceuticals)	3,625	240,374
Abercrombie & Fitch Co. - Class A (Retail)	203	6,861
Accenture PLC - Class A (Computers)	1,479	89,184
ACE, Ltd. (Insurance)	783	57,551
Adobe Systems, Inc.* (Software)	1,131	34,925
Advanced Micro Devices, Inc.* (Semiconductors)	1,363	5,534
Aetna, Inc. (Healthcare - Services)	812	29,281
AFLAC, Inc. (Insurance)	1,073	46,976
Agilent Technologies, Inc. (Electronics)	812	31,091
AGL Resources, Inc. (Gas)	261	10,571
Air Products & Chemicals, Inc. (Chemicals)	493	39,652
Airgas, Inc. (Chemicals)	174	13,802
Akamai Technologies, Inc.* (Internet)	406	14,283
Alcoa, Inc. (Mining)	2,465	20,879
Alexion Pharmaceuticals, Inc.* (Biotechnology)	435	45,610
Allegheny Technologies, Inc. (Iron/Steel)	261	7,838
Allergan, Inc. (Pharmaceuticals)	696	57,121
Allstate Corp. (Insurance)	1,131	38,793
Alpha Natural Resources, Inc.* (Coal)	522	3,659
Altera Corp. (Semiconductors)	754	26,729
Altria Group, Inc. (Agriculture)	4,698	168,987
Amazon.com, Inc.* (Internet)	841	196,205
Ameren Corp. (Electric)	551	18,850
American Electric Power, Inc. (Electric)	1,102	46,548
American Express Co. (Diversified Financial Services)	2,320	133,887
American International Group, Inc.* (Insurance)	1,479	46,248
American Tower Corp. (REIT)	899	65,007
Ameriprise Financial, Inc. (Diversified Financial Services)	493	25,498
AmerisourceBergen Corp. (Pharmaceuticals)	580	23,026
Amgen, Inc. (Biotechnology)	1,798	148,515
Amphenol Corp. - Class A (Electronics)	377	22,198
Anadarko Petroleum Corp. (Oil & Gas)	1,160	80,550
Analog Devices, Inc. (Semiconductors)	696	27,200
Aon PLC (Insurance)	754	37,097
Apache Corp. (Oil & Gas)	899	77,422
Apartment Investment and Management Co. - Class A (REIT)	319	8,750
Apollo Group, Inc. - Class A* (Commercial Services)	261	7,099
Apple Computer, Inc.* (Computers)	2,146	1,310,691
Applied Materials, Inc. (Semiconductors)	2,958	32,213
Archer-Daniels-Midland Co. (Agriculture)	1,508	39,344
Assurant, Inc. (Insurance)	203	7,351
AT&T, Inc. (Telecommunications)	13,514	512,451
Autodesk, Inc.* (Software)	522	17,706
Automatic Data Processing, Inc. (Commercial Services)	1,131	63,958
AutoNation, Inc.* (Retail)	87	3,430
AutoZone, Inc.* (Retail)	58	21,763
AvalonBay Communities, Inc. (REIT)	232	34,125
Avery Dennison Corp. (Household Products/Wares)	232	7,143
Avon Products, Inc. (Cosmetics/Personal Care)	986	15,273
Baker Hughes, Inc. (Oil & Gas Services)	1,015	47,015
Ball Corp. (Packaging & Containers)	348	14,463
Bank of America Corp. (Banks)	24,824	182,208
Bank of New York Mellon Corp. (Banks)	2,755	58,626
Bard (C.R.), Inc. (Healthcare - Products)	203	19,744
Baxter International, Inc. (Healthcare - Products)	1,276	74,659
BB&T Corp. (Banks)	1,624	50,945
Beam, Inc. (Beverages)	377	23,706
Becton, Dickinson & Co. (Healthcare - Products)	464	35,129
Bed Bath & Beyond, Inc.* (Retail)	522	31,816
Bemis Co., Inc. (Packaging & Containers)	232	7,134
Berkshire Hathaway, Inc. - Class B* (Insurance)	4,060	344,450
Best Buy Co., Inc. (Retail)	638	11,541
Big Lots, Inc.* (Retail)	145	5,874
Biogen Idec, Inc.* (Biotechnology)	551	80,352
BlackRock, Inc. (Diversified Financial Services)	290	49,375
BMC Software, Inc.* (Software)	377	14,929
Boeing Co. (Aerospace/Defense)	1,740	128,603
BorgWarner, Inc.* (Auto Parts & Equipment)	261	17,513
Boston Properties, Inc. (REIT)	348	38,593
Boston Scientific Corp.* (Healthcare - Products)	3,306	17,092
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,886	138,342
Broadcom Corp. - Class A (Semiconductors)	1,131	38,318
Brown-Forman Corp. (Beverages)	232	21,706
C.H. Robinson Worldwide, Inc. (Transportation)	377	19,924
CA, Inc. (Software)	812	19,545
Cablevision Systems Corp. NY - Class A (Media)	493	7,563
Cabot Oil & Gas Corp. (Oil & Gas)	493	20,800
Cameron International Corp.* (Oil & Gas Services)	580	29,157
Campbell Soup Co. (Food)	406	13,443
Capital One Financial Corp. (Banks)	1,334	75,358
Cardinal Health, Inc. (Pharmaceuticals)	812	34,989
CareFusion Corp.* (Healthcare - Products)	522	12,742
CarMax, Inc.* (Retail)	522	14,527
Carnival Corp. - Class A (Leisure Time)	1,044	34,744

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	1,508	$126,989
CBRE Group, Inc. - Class A* (Real Estate)	754	11,747
CBS Corp. - Class B (Media)	1,508	50,458
Celgene Corp.* (Biotechnology)	1,015	69,487
CenterPoint Energy, Inc. (Gas)	986	20,765
CenturyLink, Inc. (Telecommunications)	1,421	59,028
Cerner Corp.* (Software)	348	25,724
CF Industries Holdings, Inc. (Chemicals)	145	28,385
Chesapeake Energy Corp. (Oil & Gas)	1,537	28,926
Chevron Corp. (Oil & Gas)	4,553	498,918
Chipotle Mexican Grill, Inc.* (Retail)	87	25,433
CIGNA Corp. (Healthcare - Services)	667	26,867
Cincinnati Financial Corp. (Insurance)	377	14,266
Cintas Corp. (Textiles)	261	10,343
Cisco Systems, Inc. (Telecommunications)	12,354	197,046
Citigroup, Inc. (Banks)	6,757	183,317
Citrix Systems, Inc.* (Software)	435	31,616
Cliffs Natural Resources, Inc. (Iron/Steel)	319	13,044
Clorox Co. (Household Products/Wares)	290	21,086
CME Group, Inc. (Diversified Financial Services)	725	37,780
CMS Energy Corp. (Electric)	609	15,018
Coach, Inc. (Apparel)	667	32,903
Coca-Cola Co. (Beverages)	5,191	419,433
Coca-Cola Enterprises, Inc. (Beverages)	696	20,407
Cognizant Technology Solutions Corp.* (Computers)	696	39,512
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,102	118,311
Comcast Corp. - Class A (Media)	6,206	202,005
Comerica, Inc. (Banks)	464	14,017
Computer Sciences Corp. (Computers)	348	8,568
ConAgra Foods, Inc. (Food)	957	23,628
ConocoPhillips (Oil & Gas)	2,900	157,876
CONSOL Energy, Inc. (Coal)	522	15,128
Consolidated Edison, Inc. (Electric)	667	43,022
Constellation Brands, Inc.* (Beverages)	377	10,635
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	377	27,099
Corning, Inc. (Telecommunications)	3,509	40,038
Costco Wholesale Corp. (Retail)	986	94,833
Coventry Health Care, Inc. (Healthcare - Services)	319	10,632
Covidien PLC (Healthcare - Products)	1,102	61,580
Crown Castle International Corp.* (Telecommunications)	580	35,890
CSX Corp. (Transportation)	2,407	55,217
Cummins, Inc. (Machinery - Diversified)	435	41,717
CVS Caremark Corp. (Retail)	2,958	133,850
D.R. Horton, Inc. (Home Builders)	638	11,248
Danaher Corp. (Miscellaneous Manufacturing)	1,334	70,449
Darden Restaurants, Inc. (Retail)	290	14,842
DaVita, Inc.* (Healthcare - Services)	203	19,979
Dean Foods Co.* (Food)	435	5,381
Deere & Co. (Machinery - Diversified)	928	71,289
Dell, Inc.* (Computers)	3,422	40,653
Denbury Resources, Inc.* (Oil & Gas)	899	13,593
DENTSPLY International, Inc. (Healthcare - Products)	319	11,592
Devon Energy Corp. (Oil & Gas)	928	54,863
DeVry, Inc. (Commercial Services)	145	2,846
Diamond Offshore Drilling, Inc. (Oil & Gas)	174	11,383
DIRECTV - Class A* (Media)	1,508	74,887
Discover Financial Services (Diversified Financial Services)	1,218	43,799
Discovery Communications, Inc. - Class A* (Media)	580	29,365
Dollar Tree, Inc.* (Retail)	522	26,277
Dominion Resources, Inc. (Electric)	1,305	70,875
Dover Corp. (Miscellaneous Manufacturing)	435	23,694
Dr. Pepper Snapple Group, Inc. (Beverages)	493	22,471
DTE Energy Co. (Electric)	406	24,916
Duke Energy Corp. (Electric)	1,623	110,007
Dun & Bradstreet Corp. (Software)	116	9,302
E*TRADE Financial Corp.* (Diversified Financial Services)	580	4,425
E.I. du Pont de Nemours & Co. (Chemicals)	2,146	106,656
Eastman Chemical Co. (Chemicals)	319	16,677
Eaton Corp. (Miscellaneous Manufacturing)	783	34,327
eBay, Inc.* (Internet)	2,639	116,908
Ecolab, Inc. (Chemicals)	667	43,655
Edison International (Electric)	754	34,820
Edwards Lifesciences Corp.* (Healthcare - Products)	261	26,413
Electronic Arts, Inc.* (Software)	725	7,990
Eli Lilly & Co. (Pharmaceuticals)	2,349	103,426
EMC Corp.* (Computers)	4,843	126,935
Emerson Electric Co. (Electrical Components & Equipment)	1,682	80,349
Ensco PLC - Class A (Oil & Gas)	522	28,360
Entergy Corp. (Electric)	406	29,504
EOG Resources, Inc. (Oil & Gas)	609	59,688
EQT Corp. (Oil & Gas)	348	19,627
Equifax, Inc. (Commercial Services)	290	13,584
Equity Residential (REIT)	696	44,064
Exelon Corp. (Electric)	1,972	77,145
Expedia, Inc. (Internet)	203	11,569
Expeditors International of Washington, Inc. (Transportation)	493	17,536
Express Scripts Holding Co.* (Pharmaceuticals)	1,856	107,537
Exxon Mobil Corp. (Oil & Gas)	10,788	936,938
F5 Networks, Inc.* (Internet)	174	16,248
Family Dollar Stores, Inc. (Retail)	261	17,247
Fastenal Co. (Distribution/Wholesale)	667	28,761
Federated Investors, Inc. - Class B (Diversified Financial Services)	203	4,082

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
FedEx Corp. (Transportation)	725	$65,468
Fidelity National Information Services, Inc. (Software)	551	17,323
Fifth Third Bancorp (Banks)	2,117	29,257
First Horizon National Corp. (Banks)	580	4,776
First Solar, Inc.* (Energy - Alternate Sources)	145	2,253
FirstEnergy Corp. (Electric)	957	48,061
Fiserv, Inc.* (Software)	319	22,371
FLIR Systems, Inc. (Electronics)	348	7,117
Flowserve Corp. (Machinery - Diversified)	116	13,918
Fluor Corp. (Engineering & Construction)	377	18,692
FMC Corp. (Chemicals)	319	17,449
FMC Technologies, Inc.* (Oil & Gas Services)	551	24,861
Ford Motor Co. (Auto Manufacturers)	8,787	81,192
Forest Laboratories, Inc.* (Pharmaceuticals)	609	20,432
Fossil, Inc.* (Distribution/Wholesale)	116	8,316
Franklin Resources, Inc. (Diversified Financial Services)	319	36,669
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,175	73,232
Frontier Communications Corp. (Telecommunications)	2,291	8,981
GameStop Corp. - Class A (Retail)	290	4,646
Gannett Co., Inc. (Media)	551	7,775
General Dynamics Corp. (Aerospace/Defense)	841	53,353
General Electric Co. (Miscellaneous Manufacturing)	24,418	506,674
General Mills, Inc. (Food)	1,479	57,237
Genuine Parts Co. (Distribution/Wholesale)	348	22,282
Genworth Financial, Inc. - Class A* (Insurance)	1,131	5,700
Gilead Sciences, Inc.* (Biotechnology)	1,740	94,534
Google, Inc. - Class A* (Internet)	580	367,123
H & R Block, Inc. (Commercial Services)	667	10,759
Halliburton Co. (Oil & Gas Services)	2,117	70,136
Harley-Davidson, Inc. (Leisure Time)	522	22,566
Harman International Industries, Inc. (Home Furnishings)	174	7,021
Harris Corp. (Telecommunications)	261	10,871
Hartford Financial Services Group, Inc. (Insurance)	1,015	16,697
Hasbro, Inc. (Toys/Games/Hobbies)	261	9,349
HCP, Inc. (REIT)	957	45,180
Health Care REIT, Inc. (REIT)	493	30,679
Heinz (H.J.) Co. (Food)	725	40,027
Helmerich & Payne, Inc. (Oil & Gas)	261	12,137
Hess Corp. (Oil & Gas)	696	32,823
Hewlett-Packard Co. (Computers)	4,553	83,047
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,798	104,374
Hormel Foods Corp. (Food)	319	8,903
Hospira, Inc.* (Healthcare - Products)	377	13,101
Host Hotels & Resorts, Inc. (REIT)	1,653	24,266
Hudson City Bancorp, Inc. (Savings & Loans)	1,218	7,734
Humana, Inc. (Healthcare - Services)	377	23,223
Huntington Bancshares, Inc. (Banks)	2,001	12,436
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,102	59,883
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	696	29,517
Integrys Energy Group, Inc. (Electric)	174	10,534
Intel Corp. (Semiconductors)	11,600	298,120
IntercontinentalExchange, Inc.* (Diversified Financial Services)	174	22,832
International Business Machines Corp. (Computers)	2,668	522,875
International Flavors & Fragrances, Inc. (Chemicals)	174	9,699
International Game Technology (Entertainment)	667	7,550
International Paper Co. (Forest Products & Paper)	1,015	33,302
Intuit, Inc. (Software)	667	38,699
Intuitive Surgical, Inc.* (Healthcare - Products)	87	41,891
Invesco, Ltd. (Diversified Financial Services)	1,044	23,104
Iron Mountain, Inc. (Commercial Services)	406	13,077
J.C. Penney Co., Inc. (Retail)	348	7,833
J.P. Morgan Chase & Co. (Banks)	8,787	316,332
Jabil Circuit, Inc. (Electronics)	406	8,810
Jacobs Engineering Group, Inc.* (Engineering & Construction)	290	11,185
JDS Uniphase Corp.* (Telecommunications)	522	5,136
Johnson & Johnson (Healthcare - Products)	6,322	437,609
Johnson Controls, Inc. (Auto Parts & Equipment)	1,566	38,602
Joy Global, Inc. (Machinery - Construction & Mining)	232	12,050
Juniper Networks, Inc.* (Telecommunications)	1,218	21,352
Kellogg Co. (Food)	580	27,666
KeyCorp (Banks)	2,204	17,588
Kimberly-Clark Corp. (Household Products/Wares)	899	78,132
Kimco Realty Corp. (REIT)	928	18,087
Kinder Morgan, Inc. (Pipelines)	1,160	41,540
KLA -Tencor Corp. (Semiconductors)	377	19,193
Kohls Corp. (Retail)	551	27,396
Kraft Foods, Inc. (Food)	4,089	162,374
Kroger Co. (Food)	1,305	28,932
L-3 Communications Holdings, Inc. (Aerospace/Defense)	232	16,446
Laboratory Corp. of America Holdings* (Healthcare - Services)	232	19,509
Lam Research Corp.* (Semiconductors)	464	15,966
Legg Mason, Inc. (Diversified Financial Services)	290	7,111
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	319	7,394

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Lennar Corp. - Class A (Home Builders)	377	$11,012
Leucadia National Corp. (Holding Companies - Diversified)	464	10,060
Lexmark International, Inc. - Class A (Computers)	174	3,043
Life Technologies Corp.* (Biotechnology)	406	17,815
Lincoln National Corp. (Insurance)	667	13,373
Linear Technology Corp. (Semiconductors)	522	16,835
Lockheed Martin Corp. (Aerospace/Defense)	609	54,365
Loews Corp. (Insurance)	696	27,555
Lorillard, Inc. (Agriculture)	290	37,306
Lowe’s Cos., Inc. (Retail)	2,726	69,159
LSI Logic Corp.* (Semiconductors)	1,305	9,005
M&T Bank Corp. (Banks)	290	24,894
Macy’s, Inc. (Retail)	957	34,299
Marathon Oil Corp. (Oil & Gas)	1,624	42,987
Marathon Petroleum Corp. (Oil & Gas)	783	37,036
Marriott International, Inc. - Class A (Lodging)	610	22,202
Marsh & McLennan Cos., Inc. (Insurance)	1,247	41,413
Masco Corp. (Building Materials)	812	9,768
MasterCard, Inc. - Class A (Commercial Services)	232	101,284
Mattel, Inc. (Toys/Games/Hobbies)	783	27,538
McCormick & Co., Inc. (Food)	319	19,421
McDonald’s Corp. (Retail)	2,349	209,907
McGraw-Hill Cos., Inc. (Media)	638	29,960
McKesson Corp. (Pharmaceuticals)	551	49,992
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	464	33,853
MeadWestvaco Corp. (Forest Products & Paper)	406	11,530
Medtronic, Inc. (Healthcare - Products)	2,407	94,884
Merck & Co., Inc. (Pharmaceuticals)	7,018	309,985
MetLife, Inc. (Insurance)	2,436	74,956
MetroPCS Communications, Inc.* (Telecommunications)	667	5,843
Microchip Technology, Inc. (Semiconductors)	435	14,520
Micron Technology, Inc.* (Semiconductors)	2,291	14,227
Microsoft Corp. (Software)	17,226	507,650
Molex, Inc. (Electrical Components & Equipment)	319	8,013
Molson Coors Brewing Co. - Class B (Beverages)	348	14,727
Monsanto Co. (Chemicals)	1,218	104,285
Monster Beverage Corp.* (Beverages)	377	25,059
Moody’s Corp. (Commercial Services)	464	18,806
Morgan Stanley Dean Witter & Co. (Banks)	3,509	47,933
Motorola Solutions, Inc. (Telecommunications)	667	32,243
Murphy Oil Corp. (Oil & Gas)	435	23,342
Mylan Laboratories, Inc.* (Pharmaceuticals)	986	22,708
Nabors Industries, Ltd.* (Oil & Gas)	667	9,231
NASDAQ Stock Market, Inc. (Diversified Financial Services)	290	6,583
National Oilwell Varco, Inc. (Oil & Gas Services)	986	71,288
NetApp, Inc.* (Computers)	841	27,475
Netflix, Inc.* (Internet)	116	6,595
Newell Rubbermaid, Inc. (Housewares)	667	11,773
Newfield Exploration Co.* (Oil & Gas)	319	9,739
Newmont Mining Corp. (Mining)	1,131	50,296
News Corp. - Class A (Media)	4,843	111,486
NextEra Energy, Inc. (Electric)	957	67,851
NIKE, Inc. - Class B (Apparel)	841	78,507
NiSource, Inc. (Gas)	667	17,069
Noble Corp. (Oil & Gas)	580	21,460
Noble Energy, Inc. (Oil & Gas)	406	35,497
Nordstrom, Inc. (Retail)	377	20,411
Norfolk Southern Corp. (Transportation)	754	55,834
Northeast Utilities System (Electric)	725	28,913
Northern Trust Corp. (Banks)	551	25,015
Northrop Grumman Corp. (Aerospace/Defense)	580	38,396
NRG Energy, Inc. (Electric)	522	10,346
Nucor Corp. (Iron/Steel)	725	28,420
NVIDIA Corp.* (Semiconductors)	1,421	19,240
NYSE Euronext (Diversified Financial Services)	580	14,778
O’Reilly Automotive, Inc.* (Retail)	290	24,865
Occidental Petroleum Corp. (Oil & Gas)	1,856	161,528
Omnicom Group, Inc. (Advertising)	638	32,015
ONEOK, Inc. (Pipelines)	493	21,943
Oracle Corp. (Software)	8,932	269,746
Owens-Illinois, Inc.* (Packaging & Containers)	377	6,956
PACCAR, Inc. (Auto Manufacturers)	812	32,488
Pall Corp. (Miscellaneous Manufacturing)	261	13,940
Parker Hannifin Corp. (Miscellaneous Manufacturing)	348	27,951
Patterson Cos., Inc. (Healthcare - Products)	203	6,922
Paychex, Inc. (Commercial Services)	754	24,648
Peabody Energy Corp. (Coal)	638	13,321
People’s United Financial, Inc. (Savings & Loans)	812	9,306
Pepco Holdings, Inc. (Electric)	522	10,419
PepsiCo, Inc. (Beverages)	3,596	261,537
PerkinElmer, Inc. (Electronics)	261	6,669
Perrigo Co. (Pharmaceuticals)	203	23,146
Pfizer, Inc. (Pharmaceuticals)	17,255	414,810
PG&E Corp. (Electric)	986	45,514
Philip Morris International, Inc. (Agriculture)	3,944	360,639
Phillips 66 (Oil & Gas)	1,450	54,520
Pinnacle West Capital Corp. (Electric)	261	13,974
Pioneer Natural Resources Co. (Oil & Gas)	290	25,703
Pitney Bowes, Inc. (Office/Business Equipment)	464	6,199

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Plum Creek Timber Co., Inc. (Forest Products & Paper)	377	$15,302
PNC Financial Services Group (Banks)	1,218	71,984
PPG Industries, Inc. (Chemicals)	348	38,092
PPL Corp. (Electric)	1,334	38,553
Praxair, Inc. (Chemicals)	696	72,217
Precision Castparts Corp. (Metal Fabricate/Hardware)	348	54,135
Priceline.com, Inc.* (Internet)	116	76,762
Principal Financial Group, Inc. (Insurance)	696	17,811
Procter & Gamble Co. (Cosmetics/Personal Care)	6,322	408,022
Progressive Corp. (Insurance)	1,392	27,478
Prologis, Inc. (REIT)	1,073	34,690
Prudential Financial, Inc. (Insurance)	1,073	51,804
Public Service Enterprise Group, Inc. (Electric)	1,160	38,558
Public Storage, Inc. (REIT)	319	47,515
PulteGroup, Inc.* (Home Builders)	783	8,848
QEP Resources, Inc. (Oil & Gas)	406	12,192
Qualcomm, Inc. (Telecommunications)	3,944	235,378
Quanta Services, Inc.* (Commercial Services)	493	11,334
Quest Diagnostics, Inc. (Healthcare - Services)	377	22,028
R.R. Donnelley & Sons Co. (Commercial Services)	406	4,921
Ralph Lauren Corp. (Apparel)	145	20,929
Range Resources Corp. (Oil & Gas)	377	23,600
Raytheon Co. (Aerospace/Defense)	754	41,832
Red Hat, Inc.* (Software)	435	23,342
Regions Financial Corp. (Banks)	3,248	22,606
Republic Services, Inc. (Environmental Control)	725	20,974
Reynolds American, Inc. (Agriculture)	754	34,888
Robert Half International, Inc. (Commercial Services)	319	8,616
Rockwell Automation, Inc. (Machinery - Diversified)	319	21,488
Rockwell Collins, Inc. (Aerospace/Defense)	348	17,598
Roper Industries, Inc. (Machinery - Diversified)	232	23,072
Ross Stores, Inc. (Retail)	522	34,682
Rowan Cos. PLC - Class A* (Oil & Gas)	290	10,188
Ryder System, Inc. (Transportation)	116	4,575
Safeway, Inc. (Food)	551	8,568
SAIC, Inc. (Commercial Services)	638	7,382
Salesforce.com, Inc.* (Software)	319	39,671
SanDisk Corp.* (Computers)	551	22,663
SCANA Corp. (Electric)	261	12,833
Schlumberger, Ltd. (Oil & Gas Services)	3,074	219,053
Scripps Networks Interactive - Class A (Media)	203	10,932
Seagate Technology PLC (Computers)	841	25,247
Sealed Air Corp. (Packaging & Containers)	435	7,047
Sears Holdings Corp.* (Retail)	87	4,306
Sempra Energy (Gas)	551	38,796
Sherwin-Williams Co. (Chemicals)	203	27,273
Sigma-Aldrich Corp. (Chemicals)	290	20,068
Simon Property Group, Inc. (REIT)	696	111,701
SLM Corp. (Diversified Financial Services)	1,131	18,085
Snap-on, Inc. (Hand/Machine Tools)	145	9,828
Southern Co. (Electric)	2,001	96,348
Southwest Airlines Co. (Airlines)	1,769	16,257
Southwestern Energy Co.* (Oil & Gas)	812	26,999
Spectra Energy Corp. (Pipelines)	1,508	46,281
Sprint Nextel Corp.* (Telecommunications)	6,902	30,093
St. Jude Medical, Inc. (Healthcare - Products)	725	27,086
Stanley Black & Decker, Inc. (Hand/Machine Tools)	406	27,157
Staples, Inc. (Retail)	1,595	20,320
Starbucks Corp. (Retail)	1,740	78,787
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	464	25,126
State Street Corp. (Banks)	1,131	45,670
Stericycle, Inc.* (Environmental Control)	203	18,849
Stryker Corp. (Healthcare - Products)	754	39,231
Sunoco, Inc. (Oil & Gas)	232	11,180
SunTrust Banks, Inc. (Banks)	1,247	29,492
Symantec Corp.* (Internet)	1,653	26,035
Sysco Corp. (Food)	1,363	40,059
T. Rowe Price Group, Inc. (Diversified Financial Services)	580	35,235
Target Corp. (Retail)	1,537	93,219
TE Connectivity, Ltd. (Electronics)	986	32,548
TECO Energy, Inc. (Electric)	493	8,968
Tenet Healthcare Corp.* (Healthcare - Services)	957	4,421
Teradata Corp.* (Computers)	377	25,493
Teradyne, Inc.* (Semiconductors)	435	6,399
Tesoro Petroleum Corp.* (Oil & Gas)	319	8,820
Texas Instruments, Inc. (Semiconductors)	2,639	71,886
Textron, Inc. (Miscellaneous Manufacturing)	638	16,620
The AES Corp.* (Electric)	1,479	17,837
The Charles Schwab Corp. (Diversified Financial Services)	2,494	31,499
The Chubb Corp. (Insurance)	609	44,268
The Dow Chemical Co. (Chemicals)	2,755	79,289
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	522	27,342
The Gap, Inc. (Retail)	754	22,235
The Goldman Sachs Group, Inc. (Banks)	1,131	114,118
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	551	6,309
The Hershey Co. (Food)	348	24,966
The Home Depot, Inc. (Retail)	3,538	184,613
The Interpublic Group of Cos., Inc. (Advertising)	1,015	10,018
The JM Smucker Co. - Class A (Food)	261	20,045
The Limited, Inc. (Retail)	551	26,200

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	696	$40,445
The Travelers Cos., Inc. (Insurance)	899	56,322
The Williams Cos., Inc. (Pipelines)	1,450	46,096
Thermo Fisher Scientific, Inc. (Electronics)	841	46,818
Tiffany & Co. (Retail)	290	15,930
Time Warner Cable, Inc. (Media)	725	61,574
Time Warner, Inc. (Media)	2,204	86,220
Titanium Metals Corp. (Mining)	203	2,367
TJX Cos., Inc. (Retail)	1,711	75,763
Torchmark Corp. (Insurance)	232	11,542
Total System Services, Inc. (Commercial Services)	377	8,916
TripAdvisor, Inc.* (Internet)	232	8,679
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,073	58,951
Tyson Foods, Inc. - Class A (Food)	667	10,012
U.S. Bancorp (Banks)	4,379	146,697
Union Pacific Corp. (Transportation)	1,102	135,116
United Parcel Service, Inc. - Class B (Transportation)	2,204	166,644
United States Steel Corp. (Iron/Steel)	319	6,587
United Technologies Corp. (Aerospace/Defense)	2,088	155,431
UnitedHealth Group, Inc. (Healthcare - Services)	2,378	121,492
UnumProvident Corp. (Insurance)	667	12,600
Urban Outfitters, Inc.* (Retail)	261	7,974
V.F. Corp. (Apparel)	203	30,308
Valero Energy Corp. (Oil & Gas)	1,276	35,090
Varian Medical Systems, Inc.* (Healthcare - Products)	261	14,245
Ventas, Inc. (REIT)	667	44,856
VeriSign, Inc.* (Internet)	377	16,746
Verizon Communications, Inc. (Telecommunications)	6,554	295,848
Viacom, Inc. - Class B (Media)	1,218	56,893
Visa, Inc. - Class A (Commercial Services)	1,160	149,721
Vornado Realty Trust (REIT)	435	36,323
Vulcan Materials Co. (Mining)	290	11,235
W.W. Grainger, Inc. (Distribution/Wholesale)	145	29,700
Wal-Mart Stores, Inc. (Retail)	3,973	295,710
Walgreen Co. (Retail)	2,001	72,756
Walt Disney Co. (Media)	4,118	202,359
Washington Post Co. - Class B (Media)	29	9,817
Waste Management, Inc. (Environmental Control)	1,073	36,911
Waters Corp.* (Electronics)	203	15,728
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	290	22,571
WellPoint, Inc. (Healthcare - Services)	754	40,181
Wells Fargo & Co. (Banks)	12,238	413,767
Western Digital Corp.* (Computers)	551	21,913
Western Union Co. (Commercial Services)	1,421	24,768
Weyerhaeuser Co. (REIT)	1,247	29,117
Whirlpool Corp. (Home Furnishings)	174	11,755
Whole Foods Market, Inc. (Food)	377	34,601
Windstream Corp. (Telecommunications)	1,363	13,575
Wisconsin Energy Corp. (Electric)	522	21,266
WPX Energy, Inc.* (Oil & Gas)	464	7,401
Wyndham Worldwide Corp. (Lodging)	348	18,113
Wynn Resorts, Ltd. (Lodging)	174	16,313
Xcel Energy, Inc. (Electric)	1,131	33,138
Xerox Corp. (Office/Business Equipment)	3,103	21,504
Xilinx, Inc. (Semiconductors)	609	19,732
XL Group PLC (Insurance)	725	14,971
Xylem, Inc. (Machinery - Diversified)	435	10,431
Yahoo!, Inc.* (Internet)	2,813	44,558
YUM! Brands, Inc. (Retail)	1,073	69,573
Zimmer Holdings, Inc. (Healthcare - Products)	406	23,926
Zions Bancorp (Banks)	435	7,917
TOTAL COMMON STOCKS (Cost $20,188,332)		28,716,812

Repurchase Agreements(a)(b) (68.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $64,251,197	$64,251,000	$64,251,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,251,000)		64,251,000
TOTAL INVESTMENT SECURITIES (Cost $84,439,332) — 99.6%		92,967,812
Net other assets (liabilities) — 0.4%		386,497
NET ASSETS — 100.0%		$93,354,309

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $6,583,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $18,133,500)	264	$825,126

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$22,224,535	$(106,970)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2012

Swap Agreements, continued

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	$24,479,981	$(118,531)
		$(225,501)

Bull ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$42,033	NM
Aerospace/Defense	506,024	0.5%
Agriculture	641,164	0.7%
Airlines	16,257	NM
Apparel	162,647	0.2%
Auto Manufacturers	113,680	0.1%
Auto Parts & Equipment	62,424	0.1%
Banks	1,894,953	2.0%
Beverages	819,681	0.9%
Biotechnology	456,313	0.5%
Building Materials	9,768	NM
Chemicals	657,644	0.7%
Coal	32,108	NM
Commercial Services	471,719	0.5%
Computers	2,347,299	2.5%
Cosmetics/Personal Care	568,948	0.6%
Distribution/Wholesale	89,059	0.1%
Diversified Financial Services	494,742	0.5%
Electric	973,818	1.0%
Electrical Components & Equipment	88,362	0.1%
Electronics	170,979	0.2%
Energy - Alternate Sources	2,253	NM
Engineering & Construction	29,877	NM
Entertainment	7,550	NM
Environmental Control	76,734	0.1%
Food	525,263	0.6%
Forest Products & Paper	60,134	0.1%
Gas	87,201	0.1%
Hand/Machine Tools	36,985	NM
Healthcare - Products	957,846	1.0%
Healthcare - Services	317,613	0.3%
Holding Companies - Diversified	10,060	NM
Home Builders	31,108	NM
Home Furnishings	18,776	NM
Household Products/Wares	106,361	0.1%
Housewares	11,773	NM
Insurance	1,009,222	1.1%
Internet	901,711	1.0%
Iron/Steel	55,889	0.1%
Leisure Time	57,310	0.1%
Lodging	81,754	0.1%
Machinery - Construction & Mining	139,039	0.1%
Machinery - Diversified	181,915	0.2%
Media	941,294	1.0%
Metal Fabricate/Hardware	54,135	0.1%
Mining	158,009	0.2%
Miscellaneous Manufacturing	1,126,385	1.2%
Office/Business Equipment	27,703	NM
Oil & Gas	2,590,417	2.9%
Oil & Gas Services	461,510	0.5%
Packaging & Containers	35,600	NM
Pharmaceuticals	1,602,312	1.7%
Pipelines	155,860	0.2%
REIT	612,953	0.7%
Real Estate	11,747	NM
Retail	1,808,878	1.9%
Savings & Loans	17,040	NM
Semiconductors	635,117	0.7%
Software	1,080,539	1.2%
Telecommunications	1,503,773	1.6%
Textiles	10,343	NM
Toys/Games/Hobbies	36,887	NM
Transportation	520,314	0.6%
Other**	64,637,497	69.3%
Total	$93,354,309	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM     Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks (41.2%)

	Shares	Value
3D Systems Corp.* (Computers)	306	$11,628
8x8, Inc.* (Telecommunications)	918	5,021
AAR Corp. (Aerospace/Defense)	459	6,522
Abaxis, Inc.* (Healthcare - Products)	153	5,461
ABIOMED, Inc.* (Healthcare - Products)	255	5,750
ABM Industries, Inc. (Commercial Services)	663	12,332
Acacia Research Corp.* (Media)	408	11,550
Acadia Healthcare Co., Inc.* (Healthcare - Services)	255	4,116
Acadia Realty Trust (REIT)	357	8,547
Acco Brands Corp.* (Household Products/Wares)	1,122	9,503
Accretive Health, Inc.* (Commercial Services)	561	7,618
Accuray, Inc.* (Healthcare - Products)	714	4,505
Accuride Corp.* (Auto Parts & Equipment)	714	3,706
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	561	3,714
ACI Worldwide, Inc.* (Software)	255	11,223
Acorda Therapeutics, Inc.* (Biotechnology)	306	7,365
Actuant Corp. - Class A (Miscellaneous Manufacturing)	612	17,418
Acuity Brands, Inc. (Electrical Components & Equipment)	306	17,730
Acxiom Corp.* (Software)	714	11,974
ADTRAN, Inc. (Telecommunications)	510	11,006
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	357	4,398
Advent Software, Inc.* (Software)	204	4,643
Advisory Board Co.* (Commercial Services)	255	11,472
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	306	4,645
Aegion Corp.* (Engineering & Construction)	255	4,437
Aeropostale, Inc.* (Retail)	612	12,069
Aerovironment, Inc.* (Aerospace/Defense)	255	5,957
AFC Enterprises, Inc.* (Retail)	255	5,633
Affymax, Inc.* (Biotechnology)	357	5,794
Air Methods Corp.* (Healthcare - Services)	102	11,121
Aircastle, Ltd. (Trucking & Leasing)	663	7,843
Akorn, Inc.* (Pharmaceuticals)	663	9,063
Alaska Air Group, Inc.* (Airlines)	510	17,773
Albany International Corp. - Class A (Machinery - Diversified)	408	7,303
Align Technology, Inc.* (Healthcare - Products)	510	17,320
Alkermes PLC* (Pharmaceuticals)	1,020	18,962
Allegiant Travel Co.* (Airlines)	102	7,248
ALLETE, Inc. (Electric)	459	19,030
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	408	7,626
Alterra Capital Holdings, Ltd. (Insurance)	663	15,428
Altra Holdings, Inc. (Machinery - Diversified)	255	4,213
AMCOL International Corp. (Mining)	153	4,697
Amedisys, Inc.* (Healthcare - Services)	306	3,730
American Assets Trust, Inc. (REIT)	459	11,934
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	561	6,053
American Equity Investment Life Holding Co. (Insurance)	1,020	11,903
American Greetings Corp. - Class A (Household Products/Wares)	306	4,067
American Public Education, Inc.* (Commercial Services)	153	3,842
American Realty Capital Trust, Inc. (Investment Companies)	1,071	11,802
American Science & Engineering, Inc. (Electronics)	102	5,818
American States Water Co. (Water)	204	8,293
American Vanguard Corp. (Chemicals)	306	7,157
Ameristar Casinos, Inc. (Lodging)	255	4,302
Amkor Technology, Inc.* (Semiconductors)	918	4,893
AmSurg Corp.* (Healthcare - Services)	204	6,026
AmTrust Financial Services, Inc. (Insurance)	306	9,116
Analogic Corp. (Electronics)	102	6,530
Ancestry.com, Inc.* (Internet)	255	8,535
Angie’s List, Inc.* (Internet)	459	5,967
Anixter International, Inc. (Telecommunications)	204	11,610
ANN, Inc.* (Retail)	408	11,049
Annie’s, Inc.* (Food)	102	4,156
Antares Pharma, Inc.* (Pharmaceuticals)	1,173	5,666
Anworth Mortgage Asset Corp. (REIT)	918	6,096
Apogee Enterprises, Inc. (Building Materials)	357	5,780
Apollo Investment Corp. (Investment Companies)	1,326	10,184
Applied Industrial Technologies, Inc. (Machinery - Diversified)	408	15,161
Applied Micro Circuits Corp.* (Semiconductors)	816	4,668
Approach Resources, Inc.* (Oil & Gas)	255	6,732
Arabian American Development Co.* (Oil & Gas)	357	3,391
Arbitron, Inc. (Commercial Services)	153	5,366
Arch Coal, Inc. (Coal)	1,479	10,664
Arctic Cat, Inc.* (Leisure Time)	102	4,488
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,122	9,380
Argo Group International Holdings, Ltd. (Insurance)	204	6,000
Arkansas Best Corp. (Transportation)	357	4,887
Arlington Asset Investment Corp. - Class A (Investment Companies)	255	5,702

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Array BioPharma, Inc.* (Pharmaceuticals)	1,224	$6,291
Arris Group, Inc.* (Telecommunications)	1,122	14,238
ArthroCare Corp.* (Healthcare - Products)	204	6,034
Aruba Networks, Inc.* (Telecommunications)	765	10,848
Asbury Automotive Group, Inc.* (Retail)	255	6,671
Ashford Hospitality Trust (REIT)	612	4,670
Aspen Technology, Inc.* (Software)	714	16,693
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	306	4,287
Associated Estates Realty Corp. (REIT)	612	9,137
Astec Industries, Inc.* (Machinery - Construction & Mining)	204	5,957
Astex Pharmaceuticals, Inc.* (Biotechnology)	2,193	5,439
Astoria Financial Corp. (Savings & Loans)	969	9,128
athenahealth, Inc.* (Software)	204	18,666
Atlantic Power Corp. (Electric)	714	9,839
Atlantic Tele-Network, Inc. (Telecommunications)	153	5,349
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	9,253
ATMI, Inc.* (Semiconductors)	255	4,840
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	306	8,244
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,632	4,668
Aveo Phamaceuticals, Inc.* (Biotechnology)	408	5,345
Avis Budget Group, Inc.* (Commercial Services)	765	10,993
Avista Corp. (Electric)	459	12,705
B&G Foods, Inc. - Class A (Food)	408	11,424
Badger Meter, Inc. (Electronics)	102	3,457
Balchem Corp. (Chemicals)	204	6,799
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	255	5,182
BancorpSouth, Inc. (Banks)	969	14,041
Bank of the Ozarks, Inc. (Banks)	255	8,208
Bankrate, Inc.* (Internet)	510	8,134
Banner Corp. (Banks)	204	4,637
Barnes & Noble, Inc.* (Retail)	255	3,384
Barnes Group, Inc. (Miscellaneous Manufacturing)	459	10,952
BBCN Bancorp, Inc.* (Banks)	969	10,988
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	306	8,112
bebe Stores, Inc. (Retail)	816	4,896
Belden, Inc. (Electrical Components & Equipment)	357	11,470
Benchmark Electronics, Inc.* (Electronics)	714	11,253
Benihana, Inc. (Retail)	255	4,136
Berry Petroleum Co. - Class A (Oil & Gas)	408	15,512
BGC Partners, Inc. - Class A (Diversified Financial Services)	867	4,309
Bill Barrett Corp.* (Oil & Gas)	408	8,592
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	204	5,049
BioScrip, Inc.* (Pharmaceuticals)	561	3,568
BJ’s Restaurants, Inc.* (Retail)	153	6,056
Black Box Corp. (Telecommunications)	153	4,076
Black Hills Corp. (Electric)	612	19,492
Blackbaud, Inc. (Software)	255	6,880
BlackRock Kelso Capital Corp. (Investment Companies)	510	4,819
Blount International, Inc.* (Miscellaneous Manufacturing)	663	9,428
Blucora, Inc.* (Internet)	306	4,666
Blyth, Inc. (Household Products/Wares)	102	3,497
Bob Evans Farms, Inc. (Retail)	153	5,894
Boise, Inc. (Forest Products & Paper)	714	5,284
Boston Beer Co., Inc. - Class A* (Beverages)	51	5,494
Boston Private Financial Holdings, Inc. (Banks)	561	5,279
Bottomline Technologies, Inc.* (Software)	357	6,779
Boyd Gaming Corp.* (Lodging)	714	4,070
Brady Corp. - Class A (Electronics)	510	13,530
Bridgepoint Education, Inc.* (Commercial Services)	357	3,249
Briggs & Stratton Corp. (Machinery - Diversified)	612	10,673
Brightpoint, Inc.* (Distribution/Wholesale)	714	6,405
Bristow Group, Inc. (Transportation)	255	11,671
BroadSoft, Inc.* (Internet)	204	5,008
Brookline Bancorp, Inc. (Savings & Loans)	765	6,434
Brooks Automation, Inc. (Semiconductors)	510	4,723
Brown Shoe Co., Inc. (Retail)	408	5,614
Brunswick Corp. (Leisure Time)	561	12,336
Buckeye Technologies, Inc. (Forest Products & Paper)	255	7,681
Buffalo Wild Wings, Inc.* (Retail)	153	11,106
C&J Energy Services, Inc.* (Oil & Gas Services)	408	7,662
Cabela’s, Inc.* (Retail)	408	18,744
Cabot Microelectronics Corp. (Semiconductors)	204	5,998
CACI International, Inc. - Class A* (Computers)	204	11,516
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,071	4,541
Caesars Entertainment Corp.* (Lodging)	408	3,419
Cal-Maine Foods, Inc. (Food)	102	3,848
Calgon Carbon Corp.* (Environmental Control)	663	9,176
California Water Service Group (Water)	612	11,304
Calix, Inc.* (Telecommunications)	459	2,116
Callaway Golf Co. (Leisure Time)	612	3,360
Cambrex Corp.* (Biotechnology)	459	4,237
Campus Crest Communities, Inc. (REIT)	510	5,590

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Cantel Medical Corp. (Healthcare - Products)	204	$5,328
Capstead Mortgage Corp. (REIT)	765	10,771
Cardtronics, Inc.* (Commercial Services)	306	9,489
Career Education Corp.* (Commercial Services)	867	4,084
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	7,714
Casey’s General Stores, Inc. (Retail)	306	18,186
Cash America International, Inc. (Retail)	255	9,772
Cathay Bancorp, Inc. (Banks)	1,122	18,165
Cavium, Inc.* (Semiconductors)	408	11,024
Cbeyond, Inc.* (Telecommunications)	612	4,364
CBIZ, Inc.* (Commercial Services)	663	3,507
CEC Entertainment, Inc. (Retail)	153	5,272
Cedar Realty Trust, Inc. (REIT)	969	4,990
Centene Corp.* (Healthcare - Services)	357	13,580
Central Garden & Pet Co. - Class A* (Household Products/Wares)	612	6,989
Central Pacific Financial Corp.* (Banks)	459	6,151
Century Aluminum Co.* (Mining)	816	4,986
Cepheid, Inc.* (Healthcare - Products)	510	16,340
Ceradyne, Inc. (Miscellaneous Manufacturing)	204	4,488
CEVA, Inc.* (Semiconductors)	255	3,963
CH Energy Group, Inc. (Electric)	102	6,633
Chart Industries, Inc.* (Machinery - Diversified)	204	13,231
Checkpoint Systems, Inc.* (Electronics)	510	3,922
Chemed Corp. (Commercial Services)	102	6,403
Chemtura Corp.* (Chemicals)	816	11,032
Chesapeake Lodging Trust (REIT)	306	5,193
CIBER, Inc.* (Computers)	867	3,251
Ciena Corp.* (Telecommunications)	612	9,810
Cincinnati Bell, Inc.* (Telecommunications)	1,275	4,909
CIRCOR International, Inc. (Metal Fabricate/Hardware)	204	6,281
Cirrus Logic, Inc.* (Semiconductors)	408	15,002
Citizens Republic Bancorp, Inc.* (Banks)	510	9,180
City Holding Co. (Banks)	102	3,371
Clarcor, Inc. (Miscellaneous Manufacturing)	408	19,727
Clayton Williams Energy, Inc.* (Oil & Gas)	153	6,316
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	510	7,196
Clearwater Paper Corp.* (Forest Products & Paper)	153	5,392
Cleco Corp. (Electric)	408	17,854
Cloud Peak Energy, Inc.* (Coal)	561	9,285
Clovis Oncology, Inc.* (Pharmaceuticals)	153	2,707
CNO Financial Group, Inc. (Insurance)	1,632	13,529
Coeur d’Alene Mines Corp.* (Mining)	765	12,477
Cogent Communications Group, Inc.* (Internet)	357	6,594
Cognex Corp. (Machinery - Diversified)	357	12,067
Cohen & Steers, Inc. (Diversified Financial Services)	153	5,049
Coherent, Inc.* (Electronics)	204	9,961
Coinstar, Inc.* (Retail)	204	9,688
Collective Brands, Inc.* (Retail)	357	7,683
Colonial Properties Trust (REIT)	612	13,862
Colony Financial, Inc. (REIT)	714	13,102
Columbia Banking System, Inc. (Banks)	459	8,285
Columbia Sportswear Co. (Apparel)	153	7,740
Community Bank System, Inc. (Banks)	510	14,030
Community Trust Bancorp, Inc. (Banks)	102	3,462
CommVault Systems, Inc.* (Software)	306	14,847
comScore, Inc.* (Internet)	306	4,712
Comstock Resources, Inc.* (Oil & Gas)	408	6,601
Comverse Technology, Inc.* (Telecommunications)	1,632	8,862
Conceptus, Inc.* (Healthcare - Products)	204	3,790
CONMED Corp. (Healthcare - Products)	204	5,598
Consolidated Communications Holdings, Inc. (Telecommunications)	459	7,280
Constant Contact, Inc.* (Internet)	204	3,421
Convergys Corp. (Commercial Services)	1,122	16,538
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	8,019
Cornerstone OnDemand, Inc.* (Software)	357	8,489
CoStar Group, Inc.* (Commercial Services)	153	12,627
Cousins Properties, Inc. (REIT)	765	5,806
Cracker Barrel Old Country Store, Inc. (Retail)	153	9,587
Cray, Inc.* (Computers)	357	4,438
Credit Acceptance Corp.* (Diversified Financial Services)	51	4,889
CreXus Investment Corp. (REIT)	816	8,552
Crocs, Inc.* (Apparel)	663	10,177
CSG Systems International, Inc.* (Software)	408	7,193
CubeSmart (REIT)	816	9,784
Cubic Corp. (Aerospace/Defense)	204	9,867
Cubist Pharmaceuticals, Inc.* (Biotechnology)	459	19,765
Curis, Inc.* (Biotechnology)	918	4,443
Curtiss-Wright Corp. (Aerospace/Defense)	408	12,228
CVB Financial Corp. (Banks)	1,020	12,036
CVR Energy, Inc.* (Oil & Gas)	204	5,826
Cyberonics, Inc.* (Healthcare - Products)	153	6,625
Cymer, Inc.* (Electronics)	204	11,671
Dana Holding Corp. (Auto Parts & Equipment)	816	10,755

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Darling International, Inc.* (Environmental Control)	1,071	$17,693
DCT Industrial Trust, Inc. (REIT)	1,224	7,662
DealerTrack Holdings, Inc.* (Internet)	306	8,926
Delek US Holdings, Inc. (Oil & Gas)	255	5,034
Deltic Timber Corp. (Forest Products & Paper)	51	3,152
Deluxe Corp. (Commercial Services)	612	17,332
Demand Media, Inc.* (Media)	561	6,238
Dendreon Corp.* (Biotechnology)	1,122	5,341
DepoMed, Inc.* (Pharmaceuticals)	867	4,786
Dexcom, Inc.* (Healthcare - Products)	561	6,177
DFC Global Corp.* (Commercial Services)	459	8,799
DiamondRock Hospitality Co. (REIT)	1,326	12,544
Dice Holdings, Inc.* (Internet)	510	3,845
Digital River, Inc.* (Internet)	408	7,258
DigitalGlobe, Inc.* (Telecommunications)	357	6,951
Dime Community Bancshares, Inc. (Savings & Loans)	306	4,437
DineEquity, Inc.* (Retail)	102	5,437
Diodes, Inc.* (Semiconductors)	510	9,659
Dole Food Co., Inc.* (Food)	612	7,203
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	153	11,383
Domino’s Pizza, Inc. (Retail)	459	15,670
Dorman Products, Inc.* (Auto Parts & Equipment)	255	7,324
Douglas Dynamics, Inc. (Auto Parts & Equipment)	408	5,455
Dril-Quip, Inc.* (Oil & Gas Services)	255	18,694
Duff & Phelps Corp. - Class A (Diversified Financial Services)	306	4,510
DuPont Fabros Technology, Inc. (REIT)	561	15,091
DXP Enterprises, Inc.* (Machinery - Diversified)	102	4,508
Dycom Industries, Inc.* (Engineering & Construction)	357	6,219
Dynavax Technologies Corp.* (Biotechnology)	1,530	5,906
Dynex Capital, Inc. (REIT)	663	6,889
E.W. Scripps Co.* (Media)	459	4,264
Eagle Materials, Inc. (Building Materials)	306	10,633
EarthLink, Inc. (Internet)	816	5,590
EastGroup Properties, Inc. (REIT)	255	13,637
Ebix, Inc. (Software)	357	7,743
Echo Global Logistics, Inc.* (Transportation)	255	4,600
Education Realty Trust, Inc. (REIT)	765	8,966
El Paso Electric Co. (Electric)	612	20,716
Electronics for Imaging, Inc.* (Computers)	408	5,965
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	255	9,948
Ellie Mae, Inc.* (Diversified Financial Services)	255	5,227
EMCOR Group, Inc. (Engineering & Construction)	561	14,771
Emergent Biosolutions, Inc.* (Biotechnology)	357	5,216
Empire District Electric Co. (Electric)	612	13,158
Employers Holdings, Inc. (Insurance)	306	5,471
Emulex Corp.* (Semiconductors)	867	5,609
Encore Capital Group, Inc.* (Diversified Financial Services)	255	7,140
Encore Wire Corp. (Electrical Components & Equipment)	204	5,590
Endologix, Inc.* (Healthcare - Products)	459	5,393
Energy Partners, Ltd.* (Oil & Gas)	306	5,171
Energy XXI (Bermuda), Ltd. (Oil & Gas)	408	12,721
EnerSys* (Electrical Components & Equipment)	357	12,192
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	5,274
Entegris, Inc.* (Semiconductors)	1,224	9,853
Entertainment Properties Trust (REIT)	459	20,728
Entropic Communications, Inc.* (Semiconductors)	918	5,508
Enzon Pharmaceuticals, Inc.* (Biotechnology)	765	5,072
Equity One, Inc. (REIT)	816	17,699
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	153	5,510
Esterline Technologies Corp.* (Aerospace/Defense)	204	11,979
Ethan Allen Interiors, Inc. (Home Furnishings)	204	4,209
Euronet Worldwide, Inc.* (Commercial Services)	510	9,323
EverBank Financial Corp.* (Savings & Loans)	714	8,554
Evercore Partners, Inc. - Class A (Diversified Financial Services)	357	8,272
Exact Sciences Corp.* (Biotechnology)	561	5,750
ExactTarget, Inc.* (Internet)	306	6,977
ExamWorks Group, Inc.* (Commercial Services)	357	4,659
Exelixis, Inc.* (Biotechnology)	1,071	6,694
Exlservice Holdings, Inc.* (Commercial Services)	306	7,543
Exponent, Inc.* (Engineering & Construction)	102	5,272
Express, Inc.* (Retail)	663	10,674
Exterran Holdings, Inc.* (Oil & Gas Services)	561	8,286
Extreme Networks, Inc.* (Telecommunications)	1,173	3,754
EZCORP, Inc. - Class A* (Retail)	306	6,885
F.N.B. Corp. (Banks)	1,428	15,537
Fabrinet* (Miscellaneous Manufacturing)	306	4,064
Fair Isaac Corp. (Software)	204	8,831
FARO Technologies, Inc.* (Electronics)	102	4,389
FBL Financial Group, Inc. - Class A (Insurance)	204	6,314
Federal Signal Corp.* (Miscellaneous Manufacturing)	663	3,759

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Federal-Mogul Corp.* (Auto Parts & Equipment)	510	$5,074
FEI Co. (Electronics)	255	12,166
FelCor Lodging Trust, Inc.* (REIT)	867	4,196
Ferro Corp.* (Chemicals)	918	2,818
Fifth & Pacific Cos., Inc.* (Retail)	714	7,911
Fifth Street Finance Corp. (Investment Companies)	663	6,703
Financial Engines, Inc.* (Diversified Financial Services)	306	5,744
Finisar Corp.* (Telecommunications)	663	8,241
First American Financial Corp. (Insurance)	969	17,752
First BanCorp.* (Banks)	1,479	5,591
First Cash Financial Services, Inc.* (Retail)	153	6,135
First Commonwealth Financial Corp. (Banks)	1,122	7,865
First Financial Bancorp (Banks)	510	8,140
First Financial Bankshares, Inc. (Banks)	204	7,037
First Industrial Realty Trust, Inc.* (REIT)	816	10,396
First Midwest Bancorp, Inc. (Banks)	765	8,644
First Potomac Realty Trust (REIT)	663	7,684
First Solar, Inc.* (Energy - Alternate Sources)	510	7,925
FirstMerit Corp. (Banks)	918	14,872
Flagstone Reinsurance Holdings S.A. (Insurance)	510	3,560
Flotek Industries, Inc.* (Oil & Gas Services)	459	4,484
Forest Oil Corp.* (Oil & Gas)	1,122	7,686
FormFactor, Inc.* (Semiconductors)	561	3,433
Forum Energy Technologies, Inc.* (Oil & Gas Services)	459	9,566
Forward Air Corp. (Transportation)	153	5,119
Francesca’s Holdings Corp.* (Retail)	255	8,010
Franklin Street Properties Corp. (REIT)	561	5,818
Fred’s, Inc. (Retail)	306	4,345
Fresh Del Monte Produce, Inc. (Food)	510	12,495
FTI Consulting, Inc.* (Commercial Services)	408	10,416
Fuller (H.B.) Co. (Chemicals)	510	14,902
GasLog, Ltd.* (Transportation)	510	5,054
Gaylord Entertainment Co.* (Lodging)	255	9,371
Generac Holdings, Inc. (Electrical Components & Equipment)	306	6,983
Genesco, Inc.* (Retail)	204	13,509
Genesee & Wyoming, Inc. - Class A* (Transportation)	306	18,990
Genomic Health, Inc.* (Healthcare - Products)	204	6,848
GenOn Energy, Inc.* (Electric)	3,111	7,404
GeoEye, Inc.* (Telecommunications)	357	9,079
GeoResources, Inc.* (Oil & Gas)	153	5,119
Georgia Gulf Corp. (Chemicals)	255	8,359
Getty Realty Corp. (REIT)	306	5,685
Glacier Bancorp, Inc. (Banks)	612	9,284
Glatfelter (Forest Products & Paper)	714	11,360
Glimcher Realty Trust (REIT)	918	9,198
Global Cash Access Holdings, Inc.* (Commercial Services)	714	4,612
Global Power Equipment Group, Inc. (Machinery - Diversified)	204	4,192
Globe Specialty Metals, Inc. (Mining)	561	7,029
Glu Mobile, Inc.* (Software)	816	3,917
Gold Resource Corp. (Mining)	255	4,572
Government Properties Income Trust (REIT)	459	10,511
GP Strategies Corp.* (Miscellaneous Manufacturing)	204	3,490
Grand Canyon Education, Inc.* (Commercial Services)	459	7,638
Granite Construction, Inc. (Engineering & Construction)	408	10,567
Graphic Packaging Holding Co.* (Packaging & Containers)	1,173	6,569
Great Lakes Dredge & Dock Co. (Commercial Services)	612	4,364
Greatbatch, Inc.* (Healthcare - Products)	408	9,315
Green Dot Corp. - Class A* (Commercial Services)	306	3,195
Greenhill & Co., Inc. (Diversified Financial Services)	306	12,154
Group 1 Automotive, Inc. (Retail)	204	10,965
GSI Group, Inc.* (Electronics)	357	3,677
GT Advanced Technologies, Inc.* (Semiconductors)	918	4,700
Guidewire Software, Inc.* (Software)	204	5,235
GulfMark Offshore, Inc. - Class A* (Transportation)	204	7,334
Gulfport Energy Corp.* (Oil & Gas)	408	8,405
H&E Equipment Services, Inc.* (Commercial Services)	306	4,321
Haemonetics Corp.* (Healthcare - Products)	204	14,670
Halcon Resources Corp.* (Oil & Gas)	714	4,712
Halozyme Therapeutics, Inc.* (Biotechnology)	714	6,440
Hancock Holding Co. (Banks)	663	20,208
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	357	9,200
Harbinger Group, Inc.* (Holding Companies - Diversified)	765	7,084
Harmonic, Inc.* (Telecommunications)	1,377	5,838
Harris Teeter Supermarkets, Inc. (Food)	408	16,867
Harvest Natural Resources, Inc.* (Oil & Gas)	612	4,823
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	255	4,590
Headwaters, Inc.* (Energy - Alternate Sources)	765	4,781
Healthcare Realty Trust, Inc. (REIT)	561	13,778
Healthcare Services Group, Inc. (Commercial Services)	765	16,585
HEALTHSOUTH Corp.* (Healthcare - Services)	816	18,278
HealthStream, Inc.* (Internet)	153	4,275
Heartland Express, Inc. (Transportation)	765	10,633

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Heartland Payment Systems, Inc. (Commercial Services)	408	$12,934
HeartWare International, Inc.* (Healthcare - Products)	102	9,108
Hecla Mining Co. (Mining)	2,244	10,098
HEICO Corp. (Aerospace/Defense)	408	14,562
Helen of Troy, Ltd.* (Household Products/Wares)	204	6,214
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	867	15,502
Hercules Offshore, Inc.* (Oil & Gas)	1,887	6,774
Hercules Technology Growth Capital, Inc. (Private Equity)	459	5,155
Herman Miller, Inc. (Office Furnishings)	510	9,333
Hersha Hospitality Trust (REIT)	1,173	5,701
Hexcel Corp.* (Miscellaneous Manufacturing)	765	17,817
HFF, Inc. - Class A* (Real Estate)	306	3,996
Hibbett Sports, Inc.* (Retail)	153	9,298
Higher One Holdings, Inc.* (Diversified Financial Services)	408	4,525
Highwoods Properties, Inc. (REIT)	459	15,546
Hillenbrand, Inc. (Commercial Services)	816	14,109
Hilltop Holdings, Inc.* (Insurance)	408	4,288
Hittite Microwave Corp.* (Semiconductors)	204	10,337
HMS Holdings Corp.* (Commercial Services)	663	22,814
HNI Corp. (Office Furnishings)	306	8,130
Home Bancshares, Inc. (Banks)	153	4,613
Horace Mann Educators Corp. (Insurance)	510	8,894
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	255	10,799
HSN, Inc. (Retail)	306	12,962
Hub Group, Inc. - Class A* (Transportation)	306	9,103
Hudson Pacific Properties, Inc. (REIT)	561	9,975
Huron Consulting Group, Inc.* (Commercial Services)	204	6,871
IBERIABANK Corp. (Banks)	306	14,330
ICF International, Inc.* (Commercial Services)	204	5,012
Iconix Brand Group, Inc.* (Apparel)	510	9,042
ICU Medical, Inc.* (Healthcare - Products)	153	8,159
IDACORP, Inc. (Electric)	408	17,218
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	663	6,716
iGATE Corp.* (Computers)	255	4,054
II-VI, Inc.* (Electronics)	561	9,784
ImmunoGen, Inc.* (Biotechnology)	612	9,878
Impax Laboratories, Inc.* (Pharmaceuticals)	612	13,599
Imperva, Inc.* (Software)	204	5,386
Infinera Corp.* (Telecommunications)	1,224	6,756
Infoblox, Inc.* (Software)	204	4,286
Inland Real Estate Corp. (REIT)	969	7,733
InnerWorkings, Inc.* (Software)	408	4,892
Innophos Holdings, Inc. (Chemicals)	153	8,869
Innospec, Inc.* (Chemicals)	204	6,348
Insight Enterprises, Inc.* (Computers)	306	5,129
Insperity, Inc. (Commercial Services)	306	8,029
Insulet Corp.* (Healthcare - Products)	408	7,980
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	153	5,884
Integrated Device Technology, Inc.* (Semiconductors)	1,122	5,655
InterDigital, Inc. (Telecommunications)	357	9,746
Interface, Inc. (Office Furnishings)	714	9,468
Intermec, Inc.* (Machinery - Diversified)	816	4,912
InterMune, Inc.* (Biotechnology)	561	4,954
International Bancshares Corp. (Banks)	459	8,413
International Rectifier Corp.* (Semiconductors)	918	15,643
International Speedway Corp. - Class A (Entertainment)	357	9,153
Intersections, Inc. (Commercial Services)	255	3,631
Intersil Corp. - Class A (Semiconductors)	1,173	10,803
Interval Leisure Group, Inc. (Leisure Time)	306	5,612
Intralinks Holdings, Inc.* (Internet)	918	4,002
Invacare Corp. (Healthcare - Products)	408	5,749
InvenSense, Inc.* (Electronics)	357	4,605
Invesco Mortgage Capital, Inc. (REIT)	867	17,158
Investment Technology Group, Inc.* (Diversified Financial Services)	612	5,067
Investors Bancorp, Inc.* (Savings & Loans)	867	14,106
ION Geophysical Corp.* (Oil & Gas Services)	969	6,444
IPC The Hospitalist Co.* (Healthcare - Services)	153	6,579
Iridium Communications, Inc.* (Telecommunications)	663	6,007
iRobot Corp.* (Machinery - Diversified)	204	4,643
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	663	8,533
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	969	11,744
Ixia* (Telecommunications)	408	6,324
J & J Snack Foods Corp. (Food)	102	5,895
j2 Global, Inc. (Computers)	510	15,264
Jack in the Box, Inc.* (Retail)	408	11,012
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	561	8,987
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	306	14,709
JDA Software Group, Inc.* (Software)	357	10,560
JetBlue Airways Corp.* (Airlines)	1,479	8,149
Jive Software, Inc.* (Software)	204	4,086
Jos. A. Bank Clothiers, Inc.* (Retail)	153	6,466
K12, Inc.* (Commercial Services)	255	4,610
Kaiser Aluminum Corp. (Mining)	102	5,563
Kaman Corp. (Aerospace/Defense)	153	4,985

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	459	$7,716
Kaydon Corp. (Metal Fabricate/Hardware)	459	9,685
KB Home (Home Builders)	459	4,241
KBW, Inc. (Diversified Financial Services)	459	7,394
Kenexa Corp.* (Commercial Services)	255	6,072
Kennedy-Wilson Holdings, Inc. (Real Estate)	510	6,977
Key Energy Services, Inc.* (Oil & Gas Services)	1,275	10,213
Keynote Systems, Inc. (Internet)	306	4,207
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	969	10,010
Knight Transportation, Inc. (Transportation)	969	14,855
Knoll, Inc. (Office Furnishings)	561	7,680
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,683	14,053
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	5,040
Korn/Ferry International* (Commercial Services)	612	8,054
Kraton Performance Polymers, Inc.* (Chemicals)	306	7,167
Krispy Kreme Doughnuts, Inc.* (Retail)	816	4,978
La-Z-Boy, Inc.* (Home Furnishings)	510	6,100
Laclede Group, Inc. (Gas)	204	8,523
Lakeland Bancorp, Inc. (Banks)	306	2,883
Lancaster Colony Corp. (Food)	102	7,068
LaSalle Hotel Properties (REIT)	663	17,410
Lattice Semiconductor Corp.* (Semiconductors)	1,173	4,352
Leap Wireless International, Inc.* (Telecommunications)	561	3,186
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	561	6,446
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,856	6,912
Lexington Realty Trust (REIT)	969	8,663
Life Time Fitness, Inc.* (Leisure Time)	306	13,895
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	255	4,934
Lindsay Manufacturing Co. (Machinery - Diversified)	153	10,848
Lions Gate Entertainment Corp.* (Entertainment)	612	8,231
Liquidity Services, Inc.* (Internet)	204	9,327
Lithia Motors, Inc. - Class A (Retail)	204	5,683
Littelfuse, Inc. (Electrical Components & Equipment)	153	8,207
Live Nation, Inc.* (Commercial Services)	1,020	9,098
LivePerson, Inc.* (Computers)	459	8,583
LogMeIn, Inc.* (Telecommunications)	204	3,866
Loral Space & Communications, Inc. (Telecommunications)	102	7,339
Louisiana-Pacific Corp.* (Building Materials)	816	8,421
LSB Industries, Inc.* (Miscellaneous Manufacturing)	204	6,555
LTC Properties, Inc. (REIT)	204	7,283
LTX-Credence Corp.* (Semiconductors)	612	3,586
Lufkin Industries, Inc. (Oil & Gas Services)	204	9,394
Lumber Liquidators Holdings, Inc.* (Retail)	204	8,627
Luminex Corp.* (Healthcare - Products)	255	4,368
M.D.C. Holdings, Inc. (Home Builders)	204	6,499
Magellan Health Services, Inc.* (Healthcare - Services)	204	9,833
magicJack VocalTec, Ltd.* (Internet)	204	4,531
Magnum Hunter Resources Corp.* (Oil & Gas)	1,530	5,814
Main Street Capital Corp. (Investment Companies)	306	7,500
MAKO Surgical Corp.* (Healthcare - Products)	255	3,249
Manhattan Associates, Inc.* (Computers)	153	7,144
MannKind Corp.* (Pharmaceuticals)	1,887	4,491
ManTech International Corp. - Class A (Software)	255	5,592
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	306	4,318
MarketAxess Holdings, Inc. (Diversified Financial Services)	357	10,789
Marriott Vacations Worldwide Corp.* (Entertainment)	255	7,910
Masimo Corp.* (Healthcare - Products)	510	11,424
MasTec, Inc.* (Engineering & Construction)	663	10,581
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	204	5,916
MAXIMUS, Inc. (Commercial Services)	306	15,453
MB Financial, Inc. (Banks)	357	7,208
McEwen Mining, Inc.* (Mining)	2,346	7,015
McGrath Rentcorp (Commercial Services)	204	5,428
McMoRan Exploration Co.* (Oil & Gas)	765	9,991
Meadowbrook Insurance Group, Inc. (Insurance)	459	3,231
Measurement Specialties, Inc.* (Electronics)	153	4,556
MedAssets, Inc.* (Software)	510	6,727
Medical Properties Trust, Inc. (REIT)	969	9,545
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	510	16,789
Medidata Solutions, Inc.* (Software)	153	5,418
Medley Capital Corp. (Private Equity)	510	6,324
MEMC Electronic Materials, Inc.* (Semiconductors)	1,785	3,427
Mentor Graphics Corp.* (Computers)	663	10,131
Meredith Corp. (Media)	357	11,795
Meridian Bioscience, Inc. (Healthcare - Products)	255	4,261

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Healthcare - Products)	510	$6,890
Meritage Homes Corp.* (Home Builders)	204	7,160
Meritor, Inc.* (Auto Parts & Equipment)	867	4,058
MetroCorp Bancshares, Inc.* (Banks)	459	4,746
Metropolitan Health Networks, Inc.* (Healthcare - Services)	459	3,869
MGIC Investment Corp.* (Insurance)	2,499	6,023
Micrel, Inc. (Semiconductors)	561	5,240
Microsemi Corp.* (Semiconductors)	561	10,861
MicroStrategy, Inc. - Class A* (Software)	51	5,939
Millennial Media, Inc.* (Advertising)	306	3,039
Mine Safety Appliances Co. (Environmental Control)	255	8,752
Minerals Technologies, Inc. (Chemicals)	102	6,522
MIPS Technologies, Inc.* (Semiconductors)	612	3,764
Mistras Group, Inc.* (Engineering & Construction)	204	4,586
MKS Instruments, Inc. (Semiconductors)	306	8,078
MModal, Inc.* (Software)	459	6,573
Mobile Mini, Inc.* (Storage/Warehousing)	459	6,573
Molina Healthcare, Inc.* (Healthcare - Services)	204	4,980
Momenta Pharmaceuticals, Inc.* (Biotechnology)	459	6,527
Monmouth Real Estate Investment Corp. - Class A (REIT)	510	5,681
Monolithic Power Systems, Inc.* (Semiconductors)	255	4,942
Monotype Imaging Holdings, Inc.* (Software)	255	3,743
Monro Muffler Brake, Inc. (Commercial Services)	255	8,433
Monster Worldwide, Inc.* (Commercial Services)	969	7,025
Montpelier Re Holdings, Ltd. (Insurance)	663	13,432
Moog, Inc. - Class A* (Aerospace/Defense)	204	7,424
Move, Inc.* (Internet)	—	2
MTS Systems Corp. (Computers)	102	4,434
Mueller Industries, Inc. (Metal Fabricate/Hardware)	306	13,045
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,428	5,055
Multi-Color Corp. (Commercial Services)	204	3,966
Multimedia Games Holding Co., Inc.* (Entertainment)	306	4,330
MVC Capital, Inc. (Investment Companies)	306	3,889
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	51	4,646
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	4,192
MYR Group, Inc.* (Engineering & Construction)	255	4,162
Nanometrics, Inc.* (Semiconductors)	306	4,648
Nash Finch Co. (Food)	204	3,909
National CineMedia, Inc. (Entertainment)	459	6,490
National Financial Partners* (Diversified Financial Services)	357	5,301
National Health Investors, Inc. (REIT)	204	10,953
National Penn Bancshares, Inc. (Banks)	1,275	11,271
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	357	7,861
Navigant Consulting Co.* (Commercial Services)	714	8,304
NBT Bancorp, Inc. (Banks)	255	5,358
Nektar Therapeutics* (Pharmaceuticals)	918	7,821
Nelnet, Inc. - Class A (Diversified Financial Services)	255	5,995
Neogen Corp.* (Pharmaceuticals)	153	5,886
NETGEAR, Inc.* (Telecommunications)	306	10,597
NetScout Systems, Inc.* (Computers)	306	7,148
Netspend Holdings, Inc.* (Diversified Financial Services)	510	4,488
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	867	6,589
Neutral Tandem, Inc.* (Telecommunications)	306	4,180
New Jersey Resources Corp. (Gas)	306	14,045
NewLink Genetics Corp.* (Biotechnology)	255	3,029
Newpark Resources, Inc.* (Oil & Gas Services)	867	5,922
Newport Corp.* (Electronics)	357	4,016
NIC, Inc. (Internet)	561	7,551
NN, Inc.* (Metal Fabricate/Hardware)	357	3,213
Northern Oil and Gas, Inc.* (Oil & Gas)	459	7,234
Northwest Bancshares, Inc. (Savings & Loans)	1,173	13,665
Northwest Natural Gas Co. (Gas)	255	12,416
NorthWestern Corp. (Electric)	510	18,834
NPS Pharmaceuticals, Inc.* (Biotechnology)	918	7,078
NuVasive, Inc.* (Healthcare - Products)	357	7,458
NxStage Medical, Inc.* (Healthcare - Products)	408	6,140
Oasis Petroleum, Inc.* (Oil & Gas)	561	14,687
Ocwen Financial Corp.* (Diversified Financial Services)	969	19,147
OCZ Technology Group, Inc.* (Computers)	867	5,436
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,020	3,835
Office Depot, Inc.* (Retail)	2,754	4,902
OfficeMax, Inc.* (Retail)	969	4,351
Old Dominion Freight Line, Inc.* (Transportation)	306	12,974
Old National Bancorp (Banks)	816	9,988
Olin Corp. (Chemicals)	714	14,451
OM Group, Inc.* (Chemicals)	357	5,605

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	918	$22,252
Omeros Corp.* (Biotechnology)	408	3,856
OmniVision Technologies, Inc.* (Semiconductors)	357	5,005
On Assignment, Inc.* (Commercial Services)	459	7,156
Oncothyreon, Inc.* (Biotechnology)	816	3,452
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	306	3,883
OpenTable, Inc.* (Internet)	153	5,563
Opko Health, Inc.* (Pharmaceuticals)	1,173	4,974
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	357	4,877
Orbital Sciences Corp.* (Aerospace/Defense)	561	7,349
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	663	3,269
Orient-Express Hotels, Ltd. - Class A* (Lodging)	867	7,907
Oriental Financial Group, Inc. (Banks)	561	5,823
Oritani Financial Corp. (Savings & Loans)	510	7,186
Ormat Technologies, Inc. (Electric)	204	3,672
Orthofix International N.V.* (Healthcare - Products)	153	6,275
OSI Systems, Inc.* (Electronics)	153	9,875
Otter Tail Corp. (Electric)	255	5,985
Owens & Minor, Inc. (Distribution/Wholesale)	408	11,510
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,904
PacWest Bancorp (Banks)	357	8,179
Papa John’s International, Inc.* (Retail)	153	7,805
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	306	15,288
Parametric Technology Corp.* (Software)	867	18,675
PAREXEL International Corp.* (Commercial Services)	459	12,632
Park Electrochemical Corp. (Electronics)	153	4,133
Park National Corp. (Banks)	102	6,909
Parker Drilling Co.* (Oil & Gas)	969	4,486
PDC Energy, Inc.* (Oil & Gas)	255	6,681
PDL BioPharma, Inc. (Biotechnology)	918	6,233
Pebblebrook Hotel Trust (REIT)	561	12,746
Peet’s Coffee & Tea, Inc.* (Beverages)	102	7,691
Pegasystems, Inc. (Software)	204	5,667
Penn Virginia Corp. (Oil & Gas)	561	3,759
Pennsylvania REIT (REIT)	459	6,591
PennyMac Mortgage Investment Trust (REIT)	510	10,746
Penske Automotive Group, Inc. (Retail)	561	13,408
Perficient, Inc.* (Internet)	510	6,778
Pharmacyclics, Inc.* (Pharmaceuticals)	408	21,710
PharMerica Corp.* (Pharmaceuticals)	408	4,198
PHH Corp.* (Commercial Services)	459	7,440
Photronics, Inc.* (Semiconductors)	663	3,879
Piedmont Natural Gas Co., Inc. (Gas)	510	16,208
Pier 1 Imports, Inc. (Retail)	663	10,933
Pilgrim’s Pride Corp.* (Food)	969	4,506
Pinnacle Entertainment, Inc.* (Entertainment)	510	5,533
Pinnacle Financial Partners, Inc.* (Banks)	408	7,976
Pioneer Energy Services Corp.* (Oil & Gas Services)	714	5,741
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	255	5,434
Plantronics, Inc. (Telecommunications)	306	10,043
Platinum Underwriters Holdings, Ltd. (Insurance)	408	15,512
Plexus Corp.* (Electronics)	306	8,788
PNM Resources, Inc. (Electric)	1,020	21,216
PolyOne Corp. (Chemicals)	561	8,264
Pool Corp. (Distribution/Wholesale)	153	5,640
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	153	12,956
Portland General Electric Co. (Electric)	714	19,442
Post Holdings, Inc.* (Food)	306	9,058
Potlatch Corp. (REIT)	255	8,826
Power Integrations, Inc. (Semiconductors)	255	8,986
Power-One, Inc.* (Electrical Components & Equipment)	816	4,080
Preferred Bank* (Banks)	306	3,299
Premiere Global Services, Inc.* (Telecommunications)	663	6,073
Prestige Brands Holdings, Inc.* (Household Products/Wares)	510	8,369
PriceSmart, Inc. (Retail)	204	14,692
Primerica, Inc. (Insurance)	867	23,730
Primoris Services Corp. (Holding Companies - Diversified)	459	5,669
Primus Telecommunications Group, Inc. (Telecommunications)	306	4,844
PrivateBancorp, Inc. (Banks)	663	10,157
Progress Software Corp.* (Software)	510	9,914
Prospect Capital Corp. (Investment Companies)	867	9,606
Prosperity Bancshares, Inc. (Banks)	561	22,760
Proto Labs, Inc.* (Miscellaneous Manufacturing)	153	5,788
Provident Financial Services, Inc. (Savings & Loans)	561	8,544
PS Business Parks, Inc. (REIT)	204	13,792
PSS World Medical, Inc.* (Healthcare - Products)	459	9,589
QLIK Technologies, Inc.* (Software)	714	14,280
QLogic Corp.* (Semiconductors)	969	11,182
Quad Graphics, Inc. (Commercial Services)	306	4,709
Quaker Chemical Corp. (Chemicals)	102	4,516
Quality Systems, Inc. (Software)	306	4,945
Quanex Building Products Corp. (Building Materials)	357	6,033
Quantum Corp.* (Computers)	2,295	3,397
Quest Software, Inc.* (Software)	357	9,975

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	408	$15,043
Quicksilver Resources, Inc.* (Oil & Gas)	1,020	4,610
Quidel Corp.* (Healthcare - Products)	255	3,996
QuinStreet, Inc.* (Internet)	612	5,551
Radian Group, Inc. (Insurance)	1,530	4,284
RadioShack Corp. (Retail)	1,581	4,601
RailAmerica, Inc.* (Transportation)	255	6,995
Rambus, Inc.* (Semiconductors)	1,122	4,712
Raven Industries, Inc. (Miscellaneous Manufacturing)	204	6,677
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	153	7,167
RealD, Inc.* (Computers)	408	3,958
RealPage, Inc.* (Software)	357	7,933
Redwood Trust, Inc. (REIT)	714	9,203
Regis Corp. (Retail)	663	11,218
Rent-A-Center, Inc. (Commercial Services)	459	16,322
Resolute Energy Corp.* (Oil & Gas)	765	6,633
Resolute Forest Products, Inc.* (Forest Products & Paper)	918	8,427
Resources Connection, Inc. (Commercial Services)	510	5,758
Responsys, Inc.* (Internet)	510	5,686
Retail Opportunity Investments Corp. (REIT)	663	8,082
Rex Energy Corp.* (Oil & Gas)	459	5,820
Rexnord Corp.* (Metal Fabricate/Hardware)	408	7,915
RF Micro Devices, Inc.* (Telecommunications)	1,836	7,124
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	714	7,811
RLI Corp. (Insurance)	153	9,855
RLJ Lodging Trust (REIT)	1,020	17,952
Robbins & Myers, Inc. (Machinery - Diversified)	357	16,365
Rockwell Medical, Inc.* (Healthcare - Products)	357	3,220
Rofin-Sinar Technologies, Inc.* (Electronics)	255	4,623
Rogers Corp.* (Electronics)	102	3,657
Rosetta Resources, Inc.* (Oil & Gas)	306	12,766
Roundy’s, Inc. (Retail)	561	5,386
Rouse Properties, Inc. (REIT)	510	7,058
RPX Corp.* (Commercial Services)	357	4,480
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	357	8,015
S&T Bancorp, Inc. (Banks)	204	3,366
Sabra Health Care REIT, Inc. (REIT)	306	5,667
Saks, Inc.* (Retail)	1,275	13,298
Sanderson Farms, Inc. (Food)	153	5,635
Sanmina-SCI Corp.* (Electronics)	816	6,969
Santarus, Inc.* (Pharmaceuticals)	561	4,078
Sapient Corp. (Internet)	1,071	10,667
Sauer-Danfoss, Inc. (Machinery - Diversified)	153	5,537
ScanSource, Inc.* (Distribution/Wholesale)	204	5,889
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	255	7,321
Scholastic Corp. (Media)	255	7,683
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	102	6,946
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	663	3,812
Scientific Games Corp. - Class A* (Entertainment)	663	5,609
Seattle Genetics, Inc.* (Biotechnology)	663	17,344
Select Comfort Corp.* (Home Furnishings)	408	10,612
Select Income REIT (REIT)	255	6,416
Select Medical Holdings Corp.* (Healthcare - Services)	612	6,518
Selective Insurance Group, Inc. (Insurance)	561	9,683
SemGroup Corp. - Class A* (Pipelines)	357	12,034
Semtech Corp.* (Semiconductors)	408	9,747
Sensient Technologies Corp. (Chemicals)	459	16,272
Sequenom, Inc.* (Biotechnology)	1,275	3,583
ServiceSource International, Inc.* (Commercial Services)	510	5,753
Shenandoah Telecommunications Co. (Telecommunications)	306	4,819
Shuffle Master, Inc.* (Entertainment)	408	5,961
Shutterfly, Inc.* (Internet)	255	8,372
Silicon Graphics International Corp.* (Computers)	561	3,731
Silicon Image, Inc.* (Semiconductors)	918	3,599
Simpson Manufacturing Co., Inc. (Building Materials)	306	7,417
Six Flags Entertainment Corp. (Entertainment)	306	17,629
Skechers U.S.A., Inc. - Class A* (Apparel)	306	6,102
SkyWest, Inc. (Airlines)	612	4,284
Smart Balance, Inc.* (Food)	612	5,826
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	714	7,211
Smith Corp. (Miscellaneous Manufacturing)	510	25,204
Snyders-Lance, Inc. (Food)	612	14,339
Solar Capital, Ltd. (Investment Companies)	306	6,968
Solazyme, Inc.* (Energy - Alternate Sources)	306	4,201
Sonic Automotive, Inc. (Retail)	663	11,351
Sonic Corp.* (Retail)	561	5,554
Sonus Networks, Inc.* (Telecommunications)	2,550	4,233
Sotheby’s - Class A (Commercial Services)	459	13,472
Sourcefire, Inc.* (Internet)	204	10,414
South Jersey Industries, Inc. (Gas)	255	13,479
Southwest Gas Corp. (Gas)	306	13,666
Sovran Self Storage, Inc. (REIT)	204	11,648
Spansion, Inc. - Class A* (Computers)	612	6,273
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	459	16,905
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	561	7,848
Spirit Airlines, Inc.* (Airlines)	357	7,679

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
SS&C Technologies Holdings, Inc.* (Software)	561	$13,632
STAG Industrial, Inc. (REIT)	510	7,375
Stage Stores, Inc. (Retail)	306	5,796
Standard Microsystems Corp.* (Semiconductors)	255	9,412
Standard Motor Products, Inc. (Auto Parts & Equipment)	306	4,302
Standard Pacific Corp.* (Home Builders)	918	5,205
Star Scientific, Inc.* (Agriculture)	1,479	5,591
Starwood Property Trust, Inc. (REIT)	1,020	22,705
State Auto Financial Corp. (Insurance)	153	1,984
State Bank Finacial Corp.* (Banks)	255	4,057
STEC, Inc.* (Computers)	714	5,762
Steelcase, Inc. - Class A (Office Furnishings)	1,173	10,053
Stepan Co. (Chemicals)	51	4,522
STERIS Corp. (Healthcare - Products)	510	15,366
Steven Madden, Ltd.* (Apparel)	255	10,310
Stifel Financial Corp.* (Diversified Financial Services)	408	12,281
Stillwater Mining Co.* (Mining)	1,020	9,058
Stone Energy Corp.* (Oil & Gas)	357	9,375
Stratasys, Inc.* (Computers)	153	9,376
Strategic Hotels & Resorts, Inc.* (REIT)	1,530	9,272
Strayer Education, Inc. (Commercial Services)	102	7,411
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	153	7,563
Sun Communities, Inc. (REIT)	204	9,504
Sun Healthcare Group, Inc.* (Healthcare - Services)	765	6,395
SunCoke Energy, Inc.* (Coal)	561	8,976
SunPower Corp.* (Electrical Components & Equipment)	918	3,599
Sunstone Hotel Investors, Inc.* (REIT)	1,071	10,721
Super Micro Computer, Inc.* (Computers)	306	3,797
SUPERVALU, Inc. (Food)	2,091	5,165
Susquehanna Bancshares, Inc. (Banks)	1,734	18,484
Susser Holdings Corp.* (Retail)	153	5,525
Swift Energy Co.* (Oil & Gas)	408	7,626
Swift Transportation Co.* (Transportation)	765	6,349
Swisher Hygiene, Inc.* (Commercial Services)	2,142	4,305
Sykes Enterprises, Inc.* (Computers)	357	5,280
Symetra Financial Corp. (Insurance)	1,122	13,049
Symmetry Medical, Inc.* (Healthcare - Products)	561	4,348
Synageva BioPharma Corp.* (Pharmaceuticals)	153	7,659
Synaptics, Inc.* (Computers)	408	10,763
Synchronoss Technologies, Inc.* (Software)	306	5,851
SYNNEX Corp.* (Software)	306	10,352
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	663	4,873
Syntel, Inc. (Computers)	102	5,929
Take-Two Interactive Software, Inc.* (Software)	714	6,269
TAL International Group, Inc. (Trucking & Leasing)	255	8,708
Tangoe, Inc.* (Software)	306	5,872
Targa Resources Corp. (Oil & Gas Services)	204	8,986
Team Health Holdings, Inc.* (Commercial Services)	408	10,894
Team, Inc.* (Commercial Services)	153	4,764
Teledyne Technologies, Inc.* (Aerospace/Defense)	204	12,709
TeleTech Holdings, Inc.* (Commercial Services)	510	8,395
Tellabs, Inc. (Telecommunications)	3,519	11,578
Tennant Co. (Machinery - Diversified)	153	6,376
Tenneco, Inc.* (Auto Parts & Equipment)	357	10,457
Tessera Technologies, Inc. (Semiconductors)	510	7,369
Tetra Tech, Inc.* (Environmental Control)	765	19,668
TETRA Technologies, Inc.* (Oil & Gas Services)	918	6,362
Texas Capital Bancshares, Inc.* (Banks)	357	15,383
Texas Industries, Inc. (Building Materials)	255	10,651
Texas Roadhouse, Inc. (Retail)	459	7,945
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	5,756
The Active Network, Inc.* (Internet)	561	7,961
The Andersons, Inc. (Agriculture)	153	5,809
The Brink’s Co. (Miscellaneous Manufacturing)	561	13,015
The Buckle, Inc. (Retail)	204	7,889
The Cato Corp. - Class A (Retail)	204	5,712
The Cheesecake Factory, Inc.* (Retail)	357	11,967
The Chefs’ Warehouse, Inc.* (Food)	204	3,295
The Children’s Place Retail Stores, Inc.* (Retail)	204	10,363
The Corporate Executive Board Co. (Commercial Services)	255	11,763
The Ensign Group, Inc. (Healthcare - Services)	153	4,292
The Finish Line, Inc. - Class A (Retail)	408	8,519
The Geo Group, Inc.* (Commercial Services)	816	18,866
The Greenbrier Cos., Inc.* (Trucking & Leasing)	255	4,156
The Hain Celestial Group, Inc.* (Food)	255	14,201
The Jones Group, Inc. (Apparel)	918	9,703
The Medicines Co.* (Biotechnology)	306	7,662
The Men’s Wearhouse, Inc. (Retail)	306	8,338
The Middleby Corp.* (Machinery - Diversified)	102	9,988
The New York Times Co. - Class A* (Media)	816	6,324

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
The Ryland Group, Inc. (Home Builders)	255	$6,089
The Ultimate Software Group, Inc.* (Software)	153	13,689
The Warnaco Group, Inc.* (Apparel)	306	13,054
Theravance, Inc.* (Pharmaceuticals)	510	14,856
Thermon Group Holdings, Inc.* (Oil & Gas Services)	204	4,382
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	459	3,185
Titan International, Inc. (Auto Parts & Equipment)	357	7,379
Titan Machinery, Inc.* (Distribution/Wholesale)	153	4,351
TiVo, Inc.* (Home Furnishings)	816	7,091
TNS, Inc.* (Commercial Services)	204	3,454
Tootsie Roll Industries, Inc. (Food)	306	7,491
Tornier N.V.* (Healthcare - Products)	204	4,451
Tower Group, Inc. (Insurance)	459	8,556
TowneBank (Banks)	306	4,376
TPC Group, Inc.* (Chemicals)	102	3,927
TreeHouse Foods, Inc.* (Food)	255	14,277
Trex Co., Inc.* (Building Materials)	153	3,898
Triangle Capital Corp. (Investment Companies)	357	8,186
TriMas Corp.* (Miscellaneous Manufacturing)	306	6,652
TriQuint Semiconductor, Inc.* (Semiconductors)	1,326	7,479
Trius Therapeutics, Inc.* (Biotechnology)	663	3,653
True Religion Apparel, Inc. (Apparel)	204	5,353
TrueBlue, Inc.* (Commercial Services)	612	9,315
TrustCo Bank Corp. NY (Banks)	765	4,215
Trustmark Corp. (Banks)	561	13,565
TTM Technologies, Inc.* (Electronics)	816	8,927
Tumi Holdings, Inc.* (Household Products/Wares)	255	4,603
Tutor Perini Corp.* (Engineering & Construction)	459	5,214
Two Harbors Investment Corp. (REIT)	714	8,190
Tyler Technologies, Inc.* (Software)	204	7,960
UIL Holdings Corp. (Electric)	459	17,001
Ultratech Stepper, Inc.* (Semiconductors)	204	6,489
UMB Financial Corp. (Banks)	357	17,157
Umpqua Holdings Corp. (Banks)	1,071	13,366
UniFirst Corp. (Textiles)	102	6,387
Unisys Corp.* (Computers)	306	5,946
United Bankshares, Inc. (Banks)	306	7,130
United Community Banks, Inc.* (Banks)	561	3,820
United Natural Foods, Inc.* (Food)	408	22,154
United Stationers, Inc. (Distribution/Wholesale)	408	10,286
Universal American Corp.* (Insurance)	612	5,484
Universal Corp. (Agriculture)	306	13,935
Universal Display Corp.* (Electrical Components & Equipment)	255	8,099
Universal Forest Products, Inc. (Building Materials)	153	4,885
Universal Technical Institute, Inc. (Commercial Services)	306	3,516
UNS Energy Corp. (Electric)	306	12,454
US Airways Group, Inc.* (Airlines)	969	11,105
USANA Health Sciences, Inc.* (Pharmaceuticals)	102	4,588
USG Corp.* (Building Materials)	510	8,282
VAALCO Energy, Inc.* (Oil & Gas)	561	4,112
Vail Resorts, Inc. (Entertainment)	255	12,658
Valassis Communications, Inc.* (Commercial Services)	357	8,050
ValueClick, Inc.* (Internet)	663	10,416
Vector Group, Ltd. (Agriculture)	714	12,131
Veeco Instruments, Inc.* (Semiconductors)	306	10,927
Venoco, Inc.* (Oil & Gas)	510	4,728
Verint Systems, Inc.* (Software)	204	5,694
Viad Corp. (Commercial Services)	306	5,303
ViaSat, Inc.* (Telecommunications)	255	9,766
Vical, Inc.* (Biotechnology)	1,020	3,529
ViewPoint Financial Group, Inc. (Savings & Loans)	357	6,285
VirnetX Holding Corp.* (Internet)	306	7,240
ViroPharma, Inc.* (Pharmaceuticals)	561	12,179
VistaPrint N.V.* (Commercial Services)	306	10,557
Vitamin Shoppe, Inc.* (Retail)	255	14,005
VIVUS, Inc.* (Pharmaceuticals)	663	13,943
Vocera Communications, Inc.* (Computers)	153	4,107
Vocus, Inc.* (Internet)	255	4,411
Volcano Corp.* (Healthcare - Products)	408	10,792
Volterra Semiconductor Corp.* (Semiconductors)	357	8,204
Vonage Holdings Corp.* (Telecommunications)	2,856	5,112
W&T Offshore, Inc. (Oil & Gas)	459	8,487
Wabash National Corp.* (Auto Manufacturers)	663	4,495
Walter Investment Management Corp. (REIT)	153	3,461
Washington REIT (REIT)	510	13,617
Watsco, Inc. (Distribution/Wholesale)	153	10,395
Watts Water Technologies, Inc. - Class A (Electronics)	357	12,009
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	816	6,928
Web.com Group, Inc.* (Internet)	357	5,533
WebMD Health Corp.* (Internet)	561	8,252
Websense, Inc.* (Internet)	255	3,828
Webster Financial Corp. (Banks)	816	16,744
Weis Markets, Inc. (Food)	102	4,440
WellCare Health Plans, Inc.* (Healthcare - Services)	255	16,529
Werner Enterprises, Inc. (Transportation)	714	16,479
WesBanco, Inc. (Banks)	153	3,169
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	306	4,085
West Pharmaceutical Services, Inc. (Healthcare - Products)	306	15,233

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Westamerica Bancorp (Banks)	204	$9,384
Western Alliance Bancorp* (Banks)	612	5,643
Western Refining, Inc. (Oil & Gas)	408	9,600
WGL Holdings, Inc. (Gas)	306	12,378
Winnebago Industries, Inc.* (Home Builders)	408	4,133
Wintrust Financial Corp. (Banks)	306	11,233
WisdomTree Investments, Inc.* (Diversified Financial Services)	714	4,777
WMS Industries, Inc.* (Leisure Time)	459	8,432
Wolverine World Wide, Inc. (Apparel)	357	15,861
Woodward, Inc. (Electronics)	408	13,697
World Acceptance Corp.* (Diversified Financial Services)	102	7,270
Worthington Industries, Inc. (Metal Fabricate/Hardware)	714	15,494
Wright Express Corp.* (Commercial Services)	357	22,984
Wright Medical Group, Inc.* (Healthcare - Products)	306	5,704
XO Group, Inc.* (Internet)	561	4,830
XPO Logistics, Inc.* (Transportation)	255	3,244
Yelp, Inc.* (Internet)	153	3,054
ZIOPHARM Oncology, Inc.* (Biotechnology)	765	4,307
Zipcar, Inc.* (Commercial Services)	459	4,787
Zumiez, Inc.* (Retail)	204	7,411
TOTAL COMMON STOCKS (Cost $7,124,342)		8,203,862

Repurchase Agreements(a)(b) (57.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $11,369,035	$11,369,000	$11,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,369,000)		11,369,000
TOTAL INVESTMENT SECURITIES (Cost $18,493,342) — 98.3%		19,572,862
Net other assets (liabilities) — 1.7%		335,137
NET ASSETS — 100.0%		$19,907,999

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $1,514,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,054,480)	39	$(9,632)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,542,286	$(52,057)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,035,294	(49,138)
		$(101,195)

Small-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$3,039	NM
Aerospace/Defense	93,582	0.5%
Agriculture	37,466	0.2%
Airlines	56,238	0.3%
Apparel	87,342	0.4%
Auto Manufacturers	4,495	NM
Auto Parts & Equipment	72,582	0.4%
Banks	505,198	2.5%
Beverages	13,185	0.1%
Biotechnology	211,389	1.1%
Building Materials	66,000	0.3%
Chemicals	137,530	0.7%
Coal	28,925	0.1%
Commercial Services	583,454	3.0%
Computers	172,440	0.9%
Cosmetics/Personal Care	9,948	NM
Distribution/Wholesale	67,234	0.3%
Diversified Financial Services	180,589	0.9%
Electric	242,653	1.2%
Electrical Components & Equipment	82,348	0.4%
Electronics	182,013	0.9%
Energy - Alternate Sources	24,103	0.1%
Engineering & Construction	65,809	0.3%
Entertainment	83,504	0.4%
Environmental Control	55,289	0.3%
Food	183,252	0.9%
Forest Products & Paper	62,886	0.3%
Gas	90,715	0.5%
Healthcare - Products	287,998	1.4%
Healthcare - Services	125,182	0.6%
Holding Companies - Diversified	12,753	0.1%
Home Builders	33,327	0.2%
Home Furnishings	28,012	0.1%
Household Products/Wares	60,147	0.3%
Insurance	220,961	1.1%
Internet	222,084	1.1%
Investment Companies	75,359	0.4%
Iron/Steel	7,321	NM
Leisure Time	48,123	0.2%
Lodging	29,069	0.1%
Machinery - Construction & Mining	5,957	NM
Machinery - Diversified	130,017	0.7%

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2012

	Value	% of Net Assets
Media	$47,854	0.2%
Metal Fabricate/Hardware	75,870	0.4%
Mining	65,495	0.3%
Miscellaneous Manufacturing	195,740	1.0%
Office Furnishings	44,664	0.2%
Oil & Gas	261,591	1.3%
Oil & Gas Services	132,437	0.7%
Packaging & Containers	6,569	NM
Pharmaceuticals	331,500	1.7%
Pipelines	12,034	0.1%
Private Equity	11,479	0.1%
REIT	629,988	3.3%
Real Estate	10,973	0.1%
Retail	504,976	2.5%
Savings & Loans	78,339	0.4%
Semiconductors	282,199	1.4%
Software	337,023	1.7%
Storage/Warehousing	10,658	0.1%
Telecommunications	259,535	1.3%
Textiles	6,387	NM
Toys/Games/Hobbies	15,433	0.1%
Transportation	147,540	0.7%
Trucking & Leasing	26,463	0.1%
Water	19,597	0.1%
Other**	11,704,137	58.9%
Total	$19,907,999	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks (60.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,695	$245,865
Abbott Laboratories (Pharmaceuticals)	6,125	406,149
Abercrombie & Fitch Co. - Class A (Retail)	343	11,593
Accenture PLC - Class A (Computers)	2,499	150,690
ACE, Ltd. (Insurance)	1,323	97,240
Adobe Systems, Inc.* (Software)	1,911	59,012
Advanced Micro Devices, Inc.* (Semiconductors)	2,303	9,350
Aetna, Inc. (Healthcare - Services)	1,372	49,474
AFLAC, Inc. (Insurance)	1,813	79,373
Agilent Technologies, Inc. (Electronics)	1,372	52,534
AGL Resources, Inc. (Gas)	441	17,861
Air Products & Chemicals, Inc. (Chemicals)	833	66,998
Airgas, Inc. (Chemicals)	294	23,320
Akamai Technologies, Inc.* (Internet)	686	24,133
Alcoa, Inc. (Mining)	4,165	35,278
Alexion Pharmaceuticals, Inc.* (Biotechnology)	735	77,065
Allegheny Technologies, Inc. (Iron/Steel)	441	13,243
Allergan, Inc. (Pharmaceuticals)	1,176	96,514
Allstate Corp. (Insurance)	1,911	65,547
Alpha Natural Resources, Inc.* (Coal)	882	6,183
Altera Corp. (Semiconductors)	1,274	45,163
Altria Group, Inc. (Agriculture)	7,938	285,530
Amazon.com, Inc.* (Internet)	1,421	331,519
Ameren Corp. (Electric)	931	31,850
American Electric Power, Inc. (Electric)	1,862	78,651
American Express Co. (Diversified Financial Services)	3,920	226,223
American International Group, Inc.* (Insurance)	2,499	78,144
American Tower Corp. (REIT)	1,519	109,839
Ameriprise Financial, Inc. (Diversified Financial Services)	833	43,083
AmerisourceBergen Corp. (Pharmaceuticals)	980	38,906
Amgen, Inc. (Biotechnology)	3,038	250,939
Amphenol Corp. - Class A (Electronics)	637	37,507
Anadarko Petroleum Corp. (Oil & Gas)	1,960	136,102
Analog Devices, Inc. (Semiconductors)	1,176	45,958
Aon PLC (Insurance)	1,274	62,681
Apache Corp. (Oil & Gas)	1,519	130,816
Apartment Investment and Management Co. - Class A (REIT)	539	14,785
Apollo Group, Inc. - Class A* (Commercial Services)	441	11,995
Apple Computer, Inc.* (Computers)	3,626	2,214,616
Applied Materials, Inc. (Semiconductors)	4,998	54,428
Archer-Daniels-Midland Co. (Agriculture)	2,548	66,477
Assurant, Inc. (Insurance)	343	12,420
AT&T, Inc. (Telecommunications)	22,834	865,865
Autodesk, Inc.* (Software)	882	29,917
Automatic Data Processing, Inc. (Commercial Services)	1,911	108,067
AutoNation, Inc.* (Retail)	147	5,796
AutoZone, Inc.* (Retail)	98	36,773
AvalonBay Communities, Inc. (REIT)	392	57,659
Avery Dennison Corp. (Household Products/Wares)	392	12,070
Avon Products, Inc. (Cosmetics/Personal Care)	1,666	25,806
Baker Hughes, Inc. (Oil & Gas Services)	1,715	79,439
Ball Corp. (Packaging & Containers)	588	24,437
Bank of America Corp. (Banks)	41,944	307,869
Bank of New York Mellon Corp. (Banks)	4,655	99,058
Bard (C.R.), Inc. (Healthcare - Products)	343	33,360
Baxter International, Inc. (Healthcare - Products)	2,156	126,148
BB&T Corp. (Banks)	2,744	86,079
Beam, Inc. (Beverages)	637	40,055
Becton, Dickinson & Co. (Healthcare - Products)	784	59,357
Bed Bath & Beyond, Inc.* (Retail)	882	53,758
Bemis Co., Inc. (Packaging & Containers)	392	12,054
Berkshire Hathaway, Inc. - Class B* (Insurance)	6,860	582,002
Best Buy Co., Inc. (Retail)	1,078	19,501
Big Lots, Inc.* (Retail)	245	9,925
Biogen Idec, Inc.* (Biotechnology)	931	135,768
BlackRock, Inc. (Diversified Financial Services)	490	83,427
BMC Software, Inc.* (Software)	637	25,225
Boeing Co. (Aerospace/Defense)	2,940	217,295
BorgWarner, Inc.* (Auto Parts & Equipment)	441	29,591
Boston Properties, Inc. (REIT)	588	65,209
Boston Scientific Corp.* (Healthcare - Products)	5,586	28,880
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,566	233,750
Broadcom Corp. - Class A (Semiconductors)	1,911	64,745
Brown-Forman Corp. (Beverages)	392	36,676
C.H. Robinson Worldwide, Inc. (Transportation)	637	33,665
CA, Inc. (Software)	1,372	33,024
Cablevision Systems Corp. NY - Class A (Media)	833	12,778
Cabot Oil & Gas Corp. (Oil & Gas)	833	35,144
Cameron International Corp.* (Oil & Gas Services)	980	49,265
Campbell Soup Co. (Food)	686	22,713
Capital One Financial Corp. (Banks)	2,254	127,328
Cardinal Health, Inc. (Pharmaceuticals)	1,372	59,119
CareFusion Corp.* (Healthcare - Products)	882	21,530
CarMax, Inc.* (Retail)	882	24,546
Carnival Corp. - Class A (Leisure Time)	1,764	58,706

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery - Construction & Mining)	2,548	$214,567
CBRE Group, Inc. - Class A* (Real Estate)	1,274	19,849
CBS Corp. - Class B (Media)	2,548	85,256
Celgene Corp.* (Biotechnology)	1,715	117,409
CenterPoint Energy, Inc. (Gas)	1,666	35,086
CenturyLink, Inc. (Telecommunications)	2,401	99,738
Cerner Corp.* (Software)	588	43,465
CF Industries Holdings, Inc. (Chemicals)	245	47,961
Chesapeake Energy Corp. (Oil & Gas)	2,597	48,876
Chevron Corp. (Oil & Gas)	7,693	842,999
Chipotle Mexican Grill, Inc.* (Retail)	147	42,973
CIGNA Corp. (Healthcare - Services)	1,127	45,396
Cincinnati Financial Corp. (Insurance)	637	24,104
Cintas Corp. (Textiles)	441	17,477
Cisco Systems, Inc. (Telecommunications)	20,874	332,940
Citigroup, Inc. (Banks)	11,417	309,743
Citrix Systems, Inc.* (Software)	735	53,420
Cliffs Natural Resources, Inc. (Iron/Steel)	539	22,040
Clorox Co. (Household Products/Wares)	490	35,628
CME Group, Inc. (Diversified Financial Services)	1,225	63,835
CMS Energy Corp. (Electric)	1,029	25,375
Coach, Inc. (Apparel)	1,127	55,595
Coca-Cola Co. (Beverages)	8,771	708,697
Coca-Cola Enterprises, Inc. (Beverages)	1,176	34,480
Cognizant Technology Solutions Corp.* (Computers)	1,176	66,762
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,862	199,904
Comcast Corp. - Class A (Media)	10,486	341,319
Comerica, Inc. (Banks)	784	23,685
Computer Sciences Corp. (Computers)	588	14,477
ConAgra Foods, Inc. (Food)	1,617	39,924
ConocoPhillips (Oil & Gas)	4,900	266,756
CONSOL Energy, Inc. (Coal)	882	25,560
Consolidated Edison, Inc. (Electric)	1,127	72,691
Constellation Brands, Inc.* (Beverages)	637	17,970
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	637	45,788
Corning, Inc. (Telecommunications)	5,929	67,650
Costco Wholesale Corp. (Retail)	1,666	160,236
Coventry Health Care, Inc. (Healthcare - Services)	539	17,965
Covidien PLC (Healthcare - Products)	1,862	104,049
Crown Castle International Corp.* (Telecommunications)	980	60,642
CSX Corp. (Transportation)	4,067	93,297
Cummins, Inc. (Machinery - Diversified)	735	70,487
CVS Caremark Corp. (Retail)	4,998	226,159
D.R. Horton, Inc. (Home Builders)	1,078	19,005
Danaher Corp. (Miscellaneous Manufacturing)	2,254	119,034
Darden Restaurants, Inc. (Retail)	490	25,078
DaVita, Inc.* (Healthcare - Services)	343	33,758
Dean Foods Co.* (Food)	735	9,092
Deere & Co. (Machinery - Diversified)	1,568	120,454
Dell, Inc.* (Computers)	5,782	68,690
Denbury Resources, Inc.* (Oil & Gas)	1,519	22,967
DENTSPLY International, Inc. (Healthcare - Products)	539	19,587
Devon Energy Corp. (Oil & Gas)	1,568	92,700
DeVry, Inc. (Commercial Services)	245	4,809
Diamond Offshore Drilling, Inc. (Oil & Gas)	294	19,233
DIRECTV - Class A* (Media)	2,548	126,534
Discover Financial Services (Diversified Financial Services)	2,058	74,006
Discovery Communications, Inc. - Class A* (Media)	980	49,617
Dollar Tree, Inc.* (Retail)	882	44,400
Dominion Resources, Inc. (Electric)	2,205	119,754
Dover Corp. (Miscellaneous Manufacturing)	735	40,035
Dr. Pepper Snapple Group, Inc. (Beverages)	833	37,968
DTE Energy Co. (Electric)	686	42,100
Duke Energy Corp. (Electric)	2,744	185,988
Dun & Bradstreet Corp. (Software)	196	15,717
E*TRADE Financial Corp.* (Diversified Financial Services)	980	7,477
E.I. du Pont de Nemours & Co. (Chemicals)	3,626	180,212
Eastman Chemical Co. (Chemicals)	539	28,179
Eaton Corp. (Miscellaneous Manufacturing)	1,323	58,000
eBay, Inc.* (Internet)	4,459	197,534
Ecolab, Inc. (Chemicals)	1,127	73,762
Edison International (Electric)	1,274	58,833
Edwards Lifesciences Corp.* (Healthcare - Products)	441	44,629
Electronic Arts, Inc.* (Software)	1,225	13,500
Eli Lilly & Co. (Pharmaceuticals)	3,969	174,755
EMC Corp.* (Computers)	8,183	214,476
Emerson Electric Co. (Electrical Components & Equipment)	2,842	135,762
Ensco PLC - Class A (Oil & Gas)	882	47,919
Entergy Corp. (Electric)	686	49,852
EOG Resources, Inc. (Oil & Gas)	1,029	100,852
EQT Corp. (Oil & Gas)	588	33,163
Equifax, Inc. (Commercial Services)	490	22,952
Equity Residential (REIT)	1,176	74,453
Exelon Corp. (Electric)	3,332	130,348
Expedia, Inc. (Internet)	343	19,548
Expeditors International of Washington, Inc. (Transportation)	833	29,630
Express Scripts Holding Co.* (Pharmaceuticals)	3,136	181,700
Exxon Mobil Corp. (Oil & Gas)	18,228	1,583,102
F5 Networks, Inc.* (Internet)	294	27,454
Family Dollar Stores, Inc. (Retail)	441	29,141
Fastenal Co. (Distribution/Wholesale)	1,127	48,596
Federated Investors, Inc. - Class B (Diversified Financial Services)	343	6,898

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
FedEx Corp. (Transportation)	1,225	$110,617
Fidelity National Information Services, Inc. (Software)	931	29,271
Fifth Third Bancorp (Banks)	3,577	49,434
First Horizon National Corp. (Banks)	980	8,068
First Solar, Inc.* (Energy - Alternate Sources)	245	3,807
FirstEnergy Corp. (Electric)	1,617	81,206
Fiserv, Inc.* (Software)	539	37,800
FLIR Systems, Inc. (Electronics)	588	12,025
Flowserve Corp. (Machinery - Diversified)	196	23,516
Fluor Corp. (Engineering & Construction)	637	31,582
FMC Corp. (Chemicals)	539	29,483
FMC Technologies, Inc.* (Oil & Gas Services)	931	42,007
Ford Motor Co. (Auto Manufacturers)	14,847	137,186
Forest Laboratories, Inc.* (Pharmaceuticals)	1,029	34,523
Fossil, Inc.* (Distribution/Wholesale)	196	14,051
Franklin Resources, Inc. (Diversified Financial Services)	539	61,958
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,675	123,737
Frontier Communications Corp. (Telecommunications)	3,871	15,174
GameStop Corp. - Class A (Retail)	490	7,850
Gannett Co., Inc. (Media)	931	13,136
General Dynamics Corp. (Aerospace/Defense)	1,421	90,148
General Electric Co. (Miscellaneous Manufacturing)	41,258	856,103
General Mills, Inc. (Food)	2,499	96,711
Genuine Parts Co. (Distribution/Wholesale)	588	37,650
Genworth Financial, Inc. - Class A* (Insurance)	1,911	9,631
Gilead Sciences, Inc.* (Biotechnology)	2,940	159,730
Google, Inc. - Class A* (Internet)	980	620,311
H & R Block, Inc. (Commercial Services)	1,127	18,179
Halliburton Co. (Oil & Gas Services)	3,577	118,506
Harley-Davidson, Inc. (Leisure Time)	882	38,129
Harman International Industries, Inc. (Home Furnishings)	294	11,863
Harris Corp. (Telecommunications)	441	18,368
Hartford Financial Services Group, Inc. (Insurance)	1,715	28,212
Hasbro, Inc. (Toys/Games/Hobbies)	441	15,797
HCP, Inc. (REIT)	1,617	76,339
Health Care REIT, Inc. (REIT)	833	51,838
Heinz (H.J.) Co. (Food)	1,225	67,632
Helmerich & Payne, Inc. (Oil & Gas)	441	20,507
Hess Corp. (Oil & Gas)	1,176	55,460
Hewlett-Packard Co. (Computers)	7,693	140,320
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,038	176,356
Hormel Foods Corp. (Food)	539	15,043
Hospira, Inc.* (Healthcare - Products)	637	22,136
Host Hotels & Resorts, Inc. (REIT)	2,793	41,001
Hudson City Bancorp, Inc. (Savings & Loans)	2,058	13,068
Humana, Inc. (Healthcare - Services)	637	39,239
Huntington Bancshares, Inc. (Banks)	3,381	21,013
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,862	101,181
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,176	49,874
Integrys Energy Group, Inc. (Electric)	294	17,799
Intel Corp. (Semiconductors)	19,600	503,720
IntercontinentalExchange, Inc.* (Diversified Financial Services)	294	38,579
International Business Machines Corp. (Computers)	4,508	883,478
International Flavors & Fragrances, Inc. (Chemicals)	294	16,388
International Game Technology (Entertainment)	1,127	12,758
International Paper Co. (Forest Products & Paper)	1,715	56,269
Intuit, Inc. (Software)	1,127	65,389
Intuitive Surgical, Inc.* (Healthcare - Products)	147	70,780
Invesco, Ltd. (Diversified Financial Services)	1,764	39,037
Iron Mountain, Inc. (Commercial Services)	686	22,096
J.C. Penney Co., Inc. (Retail)	588	13,236
J.P. Morgan Chase & Co. (Banks)	14,847	534,492
Jabil Circuit, Inc. (Electronics)	686	14,886
Jacobs Engineering Group, Inc.* (Engineering & Construction)	490	18,899
JDS Uniphase Corp.* (Telecommunications)	882	8,679
Johnson & Johnson (Healthcare - Products)	10,682	739,408
Johnson Controls, Inc. (Auto Parts & Equipment)	2,646	65,224
Joy Global, Inc. (Machinery - Construction & Mining)	392	20,360
Juniper Networks, Inc.* (Telecommunications)	2,058	36,077
Kellogg Co. (Food)	980	46,746
KeyCorp (Banks)	3,724	29,718
Kimberly-Clark Corp. (Household Products/Wares)	1,519	132,016
Kimco Realty Corp. (REIT)	1,568	30,560
Kinder Morgan, Inc. (Pipelines)	1,960	70,188
KLA -Tencor Corp. (Semiconductors)	637	32,430
Kohls Corp. (Retail)	931	46,289
Kraft Foods, Inc. - Class A (Food)	6,909	274,356
Kroger Co. (Food)	2,205	48,885
L-3 Communications Holdings, Inc. (Aerospace/Defense)	392	27,789
Laboratory Corp. of America Holdings* (Healthcare - Services)	392	32,963
Lam Research Corp.* (Semiconductors)	784	26,977
Legg Mason, Inc. (Diversified Financial Services)	490	12,015
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	539	12,494

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Lennar Corp. - Class A (Home Builders)	637	$18,607
Leucadia National Corp. (Holding Companies - Diversified)	784	16,997
Lexmark International, Inc. - Class A (Computers)	294	5,142
Life Technologies Corp.* (Biotechnology)	686	30,102
Lincoln National Corp. (Insurance)	1,127	22,596
Linear Technology Corp. (Semiconductors)	882	28,445
Lockheed Martin Corp. (Aerospace/Defense)	1,029	91,859
Loews Corp. (Insurance)	1,176	46,558
Lorillard, Inc. (Agriculture)	490	63,034
Lowe’s Cos., Inc. (Retail)	4,606	116,854
LSI Logic Corp.* (Semiconductors)	2,205	15,215
M&T Bank Corp. (Banks)	490	42,062
Macy’s, Inc. (Retail)	1,617	57,953
Marathon Oil Corp. (Oil & Gas)	2,744	72,634
Marathon Petroleum Corp. (Oil & Gas)	1,323	62,578
Marriott International, Inc. - Class A (Lodging)	1,030	37,495
Marsh & McLennan Cos., Inc. (Insurance)	2,107	69,973
Masco Corp. (Building Materials)	1,372	16,505
MasterCard, Inc. - Class A (Commercial Services)	392	171,135
Mattel, Inc. (Toys/Games/Hobbies)	1,323	46,530
McCormick & Co., Inc. (Food)	539	32,814
McDonald’s Corp. (Retail)	3,969	354,670
McGraw-Hill Cos., Inc. (Media)	1,078	50,623
McKesson Corp. (Pharmaceuticals)	931	84,470
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	784	57,201
MeadWestvaco Corp. (Forest Products & Paper)	686	19,482
Medtronic, Inc. (Healthcare - Products)	4,067	160,321
Merck & Co., Inc. (Pharmaceuticals)	11,858	523,768
MetLife, Inc. (Insurance)	4,116	126,649
MetroPCS Communications, Inc.* (Telecommunications)	1,127	9,873
Microchip Technology, Inc. (Semiconductors)	735	24,534
Micron Technology, Inc.* (Semiconductors)	3,871	24,039
Microsoft Corp. (Software)	29,106	857,754
Molex, Inc. (Electrical Components & Equipment)	539	13,540
Molson Coors Brewing Co. - Class B (Beverages)	588	24,884
Monsanto Co. (Chemicals)	2,058	176,206
Monster Beverage Corp.* (Beverages)	637	42,341
Moody’s Corp. (Commercial Services)	784	31,776
Morgan Stanley Dean Witter & Co. (Banks)	5,929	80,990
Motorola Solutions, Inc. (Telecommunications)	1,127	54,479
Murphy Oil Corp. (Oil & Gas)	735	39,440
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,666	38,368
Nabors Industries, Ltd.* (Oil & Gas)	1,127	15,598
NASDAQ Stock Market, Inc. (Diversified Financial Services)	490	11,123
National Oilwell Varco, Inc. (Oil & Gas Services)	1,666	120,452
NetApp, Inc.* (Computers)	1,421	46,424
Netflix, Inc.* (Internet)	196	11,143
Newell Rubbermaid, Inc. (Housewares)	1,127	19,892
Newfield Exploration Co.* (Oil & Gas)	539	16,456
Newmont Mining Corp. (Mining)	1,911	84,982
News Corp. - Class A (Media)	8,183	188,373
NextEra Energy, Inc. (Electric)	1,617	114,645
NIKE, Inc. - Class B (Apparel)	1,421	132,650
NiSource, Inc. (Gas)	1,127	28,840
Noble Corp. (Oil & Gas)	980	36,260
Noble Energy, Inc. (Oil & Gas)	686	59,977
Nordstrom, Inc. (Retail)	637	34,487
Norfolk Southern Corp. (Transportation)	1,274	94,340
Northeast Utilities System (Electric)	1,225	48,853
Northern Trust Corp. (Banks)	931	42,267
Northrop Grumman Corp. (Aerospace/Defense)	980	64,876
NRG Energy, Inc. (Electric)	882	17,481
Nucor Corp. (Iron/Steel)	1,225	48,020
NVIDIA Corp.* (Semiconductors)	2,401	32,510
NYSE Euronext (Diversified Financial Services)	980	24,970
O’Reilly Automotive, Inc.* (Retail)	490	42,013
Occidental Petroleum Corp. (Oil & Gas)	3,136	272,926
Omnicom Group, Inc. (Advertising)	1,078	54,094
ONEOK, Inc. (Pipelines)	833	37,077
Oracle Corp. (Software)	15,092	455,778
Owens-Illinois, Inc.* (Packaging & Containers)	637	11,753
PACCAR, Inc. (Auto Manufacturers)	1,372	54,894
Pall Corp. (Miscellaneous Manufacturing)	441	23,554
Parker Hannifin Corp. (Miscellaneous Manufacturing)	588	47,228
Patterson Cos., Inc. (Healthcare - Products)	343	11,696
Paychex, Inc. (Commercial Services)	1,274	41,647
Peabody Energy Corp. (Coal)	1,078	22,509
People’s United Financial, Inc. (Savings & Loans)	1,372	15,723
Pepco Holdings, Inc. (Electric)	882	17,605
PepsiCo, Inc. (Beverages)	6,076	441,907
PerkinElmer, Inc. (Electronics)	441	11,268
Perrigo Co. (Pharmaceuticals)	343	39,109
Pfizer, Inc. (Pharmaceuticals)	29,155	700,886
PG&E Corp. (Electric)	1,666	76,903
Philip Morris International, Inc. (Agriculture)	6,664	609,356
Phillips 66 (Oil & Gas)	2,450	92,120
Pinnacle West Capital Corp. (Electric)	441	23,611
Pioneer Natural Resources Co. (Oil & Gas)	490	43,429
Pitney Bowes, Inc. (Office/Business Equipment)	784	10,474

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Plum Creek Timber Co., Inc. (Forest Products & Paper)	637	$25,856
PNC Financial Services Group (Banks)	2,058	121,628
PPG Industries, Inc. (Chemicals)	588	64,362
PPL Corp. (Electric)	2,254	65,141
Praxair, Inc. (Chemicals)	1,176	122,022
Precision Castparts Corp. (Metal Fabricate/Hardware)	588	91,469
Priceline.com, Inc.* (Internet)	196	129,701
Principal Financial Group, Inc. (Insurance)	1,176	30,094
Procter & Gamble Co. (Cosmetics/Personal Care)	10,682	689,416
Progressive Corp. (Insurance)	2,352	46,428
Prologis, Inc. (REIT)	1,813	58,614
Prudential Financial, Inc. (Insurance)	1,813	87,532
Public Service Enterprise Group, Inc. (Electric)	1,960	65,150
Public Storage, Inc. (REIT)	539	80,284
PulteGroup, Inc.* (Home Builders)	1,323	14,950
QEP Resources, Inc. (Oil & Gas)	686	20,601
Qualcomm, Inc. (Telecommunications)	6,664	397,708
Quanta Services, Inc.* (Commercial Services)	833	19,151
Quest Diagnostics, Inc. (Healthcare - Services)	637	37,220
R.R. Donnelley & Sons Co. (Commercial Services)	686	8,314
Ralph Lauren Corp. (Apparel)	245	35,363
Range Resources Corp. (Oil & Gas)	637	39,876
Raytheon Co. (Aerospace/Defense)	1,274	70,682
Red Hat, Inc.* (Software)	735	39,440
Regions Financial Corp. (Banks)	5,488	38,196
Republic Services, Inc. (Environmental Control)	1,225	35,439
Reynolds American, Inc. (Agriculture)	1,274	58,948
Robert Half International, Inc. (Commercial Services)	539	14,558
Rockwell Automation, Inc. (Machinery - Diversified)	539	36,307
Rockwell Collins, Inc. (Aerospace/Defense)	588	29,735
Roper Industries, Inc. (Machinery - Diversified)	392	38,984
Ross Stores, Inc. (Retail)	882	58,600
Rowan Cos. PLC - Class A* (Oil & Gas)	490	17,214
Ryder System, Inc. (Transportation)	196	7,730
Safeway, Inc. (Food)	931	14,477
SAIC, Inc. (Commercial Services)	1,078	12,472
Salesforce.com, Inc.* (Software)	539	67,030
SanDisk Corp.* (Computers)	931	38,292
SCANA Corp. (Electric)	441	21,684
Schlumberger, Ltd. (Oil & Gas Services)	5,194	370,124
Scripps Networks Interactive - Class A (Media)	343	18,471
Seagate Technology PLC (Computers)	1,421	42,658
Sealed Air Corp. (Packaging & Containers)	735	11,907
Sears Holdings Corp.* (Retail)	147	7,275
Sempra Energy (Gas)	931	65,552
Sherwin-Williams Co. (Chemicals)	343	46,082
Sigma-Aldrich Corp. (Chemicals)	490	33,908
Simon Property Group, Inc. (REIT)	1,176	188,736
SLM Corp. (Diversified Financial Services)	1,911	30,557
Snap-on, Inc. (Hand/Machine Tools)	245	16,606
Southern Co. (Electric)	3,381	162,795
Southwest Airlines Co. (Airlines)	2,989	27,469
Southwestern Energy Co.* (Oil & Gas)	1,372	45,619
Spectra Energy Corp. (Pipelines)	2,548	78,198
Sprint Nextel Corp.* (Telecommunications)	11,662	50,846
St. Jude Medical, Inc. (Healthcare - Products)	1,225	45,766
Stanley Black & Decker, Inc. (Hand/Machine Tools)	686	45,887
Staples, Inc. (Retail)	2,695	34,334
Starbucks Corp. (Retail)	2,940	133,123
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	784	42,454
State Street Corp. (Banks)	1,911	77,166
Stericycle, Inc.* (Environmental Control)	343	31,848
Stryker Corp. (Healthcare - Products)	1,274	66,286
Sunoco, Inc. (Oil & Gas)	392	18,890
SunTrust Banks, Inc. (Banks)	2,107	49,831
Symantec Corp.* (Internet)	2,793	43,990
Sysco Corp. (Food)	2,303	67,685
T. Rowe Price Group, Inc. (Diversified Financial Services)	980	59,535
Target Corp. (Retail)	2,597	157,508
TE Connectivity, Ltd. (Electronics)	1,666	54,995
TECO Energy, Inc. (Electric)	833	15,152
Tenet Healthcare Corp.* (Healthcare - Services)	1,617	7,471
Teradata Corp.* (Computers)	637	43,074
Teradyne, Inc.* (Semiconductors)	735	10,812
Tesoro Petroleum Corp.* (Oil & Gas)	539	14,903
Texas Instruments, Inc. (Semiconductors)	4,459	121,463
Textron, Inc. (Miscellaneous Manufacturing)	1,078	28,082
The AES Corp.* (Electric)	2,499	30,138
The Charles Schwab Corp. (Diversified Financial Services)	4,214	53,223
The Chubb Corp. (Insurance)	1,029	74,798
The Dow Chemical Co. (Chemicals)	4,655	133,971
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	882	46,199
The Gap, Inc. (Retail)	1,274	37,570
The Goldman Sachs Group, Inc. (Banks)	1,911	192,820
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	931	10,660
The Hershey Co. (Food)	588	42,183
The Home Depot, Inc. (Retail)	5,978	311,932
The Interpublic Group of Cos., Inc. (Advertising)	1,715	16,927
The JM Smucker Co. - Class A (Food)	441	33,869
The Limited, Inc. (Retail)	931	44,269

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	1,176	$68,337
The Travelers Cos., Inc. (Insurance)	1,519	95,165
The Williams Cos., Inc. (Pipelines)	2,450	77,885
Thermo Fisher Scientific, Inc. (Electronics)	1,421	79,107
Tiffany & Co. (Retail)	490	26,916
Time Warner Cable, Inc. (Media)	1,225	104,039
Time Warner, Inc. (Media)	3,724	145,683
Titanium Metals Corp. (Mining)	343	3,999
TJX Cos., Inc. (Retail)	2,891	128,013
Torchmark Corp. (Insurance)	392	19,502
Total System Services, Inc. (Commercial Services)	637	15,065
TripAdvisor, Inc.* (Internet)	392	14,665
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,813	99,606
Tyson Foods, Inc. - Class A (Food)	1,127	16,916
U.S. Bancorp (Banks)	7,399	247,866
Union Pacific Corp. (Transportation)	1,862	228,300
United Parcel Service, Inc. - Class B (Transportation)	3,724	281,572
United States Steel Corp. (Iron/Steel)	539	11,130
United Technologies Corp. (Aerospace/Defense)	3,528	262,624
UnitedHealth Group, Inc. (Healthcare - Services)	4,018	205,280
UnumProvident Corp. (Insurance)	1,127	21,289
Urban Outfitters, Inc.* (Retail)	441	13,473
V.F. Corp. (Apparel)	343	51,210
Valero Energy Corp. (Oil & Gas)	2,156	59,290
Varian Medical Systems, Inc.* (Healthcare - Products)	441	24,070
Ventas, Inc. (REIT)	1,127	75,791
VeriSign, Inc.* (Internet)	637	28,296
Verizon Communications, Inc. (Telecommunications)	11,074	499,880
Viacom, Inc. - Class B (Media)	2,058	96,129
Visa, Inc. - Class A (Commercial Services)	1,960	252,977
Vornado Realty Trust (REIT)	735	61,373
Vulcan Materials Co. (Mining)	490	18,983
W.W. Grainger, Inc. (Distribution/Wholesale)	245	50,183
Wal-Mart Stores, Inc. (Retail)	6,713	499,649
Walgreen Co. (Retail)	3,381	122,933
Walt Disney Co. (Media)	6,958	341,916
Washington Post Co. - Class B (Media)	49	16,587
Waste Management, Inc. (Environmental Control)	1,813	62,367
Waters Corp.* (Electronics)	343	26,576
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	490	38,137
WellPoint, Inc. (Healthcare - Services)	1,274	67,891
Wells Fargo & Co. (Banks)	20,678	699,123
Western Digital Corp.* (Computers)	931	37,026
Western Union Co. (Commercial Services)	2,401	41,849
Weyerhaeuser Co. (REIT)	2,107	49,198
Whirlpool Corp. (Home Furnishings)	294	19,863
Whole Foods Market, Inc. (Food)	637	58,464
Windstream Corp. (Telecommunications)	2,303	22,938
Wisconsin Energy Corp. (Electric)	882	35,933
WPX Energy, Inc.* (Oil & Gas)	784	12,505
Wyndham Worldwide Corp. (Lodging)	588	30,605
Wynn Resorts, Ltd. (Lodging)	294	27,563
Xcel Energy, Inc. (Electric)	1,911	55,992
Xerox Corp. (Office/Business Equipment)	5,243	36,334
Xilinx, Inc. (Semiconductors)	1,029	33,340
XL Group PLC (Insurance)	1,225	25,296
Xylem, Inc. (Machinery - Diversified)	735	17,625
Yahoo!, Inc.* (Internet)	4,753	75,288
YUM! Brands, Inc. (Retail)	1,813	117,555
Zimmer Holdings, Inc. (Healthcare - Products)	686	40,426
Zions Bancorp (Banks)	735	13,377
TOTAL COMMON STOCKS (Cost $35,335,277)		48,521,602

Repurchase Agreements(a)(b) (39.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%—0.12%, dated 7/31/12, due 8/1/12, total to be received $32,090,098	$32,090,000	$32,090,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,090,000)		32,090,000
TOTAL INVESTMENT SECURITIES (Cost $67,425,277) — 100.3%		80,611,602
Net other assets (liabilities) — (0.3)%		(278,110)
NET ASSETS — 100.0%		$80,333,492

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $13,622,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $10,371,813)	151	$354,034

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$54,324,285	$(258,230)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2012

Swap Agreements, Continued

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$47,779,453	$(221,844)
		$(480,074)

UltraBull ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$71,021	0.1%
Aerospace/Defense	855,008	1.1%
Agriculture	1,083,345	1.3%
Airlines	27,469	NM
Apparel	274,818	0.3%
Auto Manufacturers	192,080	0.2%
Auto Parts & Equipment	105,475	0.1%
Banks	3,201,813	4.0%
Beverages	1,384,978	1.7%
Biotechnology	771,013	1.0%
Building Materials	16,505	NM
Chemicals	1,111,191	1.4%
Coal	54,252	0.1%
Commercial Services	797,042	1.0%
Computers	3,966,125	4.9%
Cosmetics/Personal Care	961,325	1.2%
Distribution/Wholesale	150,480	0.2%
Diversified Financial Services	835,946	1.0%
Electric	1,645,530	2.0%
Electrical Components & Equipment	149,302	0.2%
Electronics	288,898	0.4%
Energy - Alternate Sources	3,807	NM
Engineering & Construction	50,481	0.1%
Entertainment	12,758	NM
Environmental Control	129,654	0.2%
Food	887,510	1.1%
Forest Products & Paper	101,607	0.1%
Gas	147,339	0.2%
Hand/Machine Tools	62,493	0.1%
Healthcare - Products	1,618,429	2.0%
Healthcare - Services	536,657	0.7%
Holding Companies - Diversified	16,997	NM
Home Builders	52,562	0.1%
Home Furnishings	31,726	NM
Household Products/Wares	179,714	0.2%
Housewares	19,892	NM
Insurance	1,705,234	2.1%
Internet	1,523,582	1.9%
Iron/Steel	94,433	0.1%
Leisure Time	96,835	0.1%
Lodging	138,117	0.2%
Machinery - Construction & Mining	234,927	0.3%
Machinery - Diversified	307,373	0.4%
Media	1,590,461	2.0%
Metal Fabricate/Hardware	91,469	0.1%
Mining	266,979	0.3%
Miscellaneous Manufacturing	1,903,200	2.4%
Office/Business Equipment	46,808	0.1%
Oil & Gas	4,376,912	5.4%
Oil & Gas Services	779,793	1.0%
Pharmaceuticals	2,707,355	3.5%
Pipelines	263,348	0.3%
REIT	1,035,679	1.3%
Packaging & Containers	60,151	0.1%
Real Estate	19,849	NM
Retail	3,056,381	3.8%
Savings & Loans	28,791	NM
Semiconductors	1,073,129	1.3%
Software	1,825,742	2.3%
Telecommunications	2,540,857	3.2%
Textiles	17,477	NM
Toys/Games/Hobbies	62,327	0.1%
Transportation	879,151	1.1%
Other**	31,811,890	39.6%
Total	$80,333,492	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks (67.4%)

	Shares	Value
3D Systems Corp.* (Computers)	690	$26,220
8x8, Inc.* (Telecommunications)	2,070	11,323
AAR Corp. (Aerospace/Defense)	1,035	14,707
Abaxis, Inc.* (Healthcare - Products)	345	12,313
ABIOMED, Inc.* (Healthcare - Products)	575	12,966
ABM Industries, Inc. (Commercial Services)	1,495	27,807
Acacia Research Corp.* (Media)	920	26,045
Acadia Healthcare Co., Inc.* (Healthcare - Services)	575	9,281
Acadia Realty Trust (REIT)	805	19,272
Acco Brands Corp.* (Household Products/Wares)	2,530	21,429
Accretive Health, Inc.* (Commercial Services)	1,265	17,179
Accuray, Inc.* (Healthcare - Products)	1,610	10,159
Accuride Corp.* (Auto Parts & Equipment)	1,610	8,356
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,265	8,374
ACI Worldwide, Inc.* (Software)	575	25,306
Acorda Therapeutics, Inc.* (Biotechnology)	690	16,608
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,380	39,275
Acuity Brands, Inc. (Electrical Components & Equipment)	690	39,979
Acxiom Corp.* (Software)	1,610	27,000
ADTRAN, Inc. (Telecommunications)	1,150	24,817
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	805	9,918
Advent Software, Inc.* (Software)	460	10,470
Advisory Board Co.* (Commercial Services)	575	25,869
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	690	10,474
Aegion Corp.* (Engineering & Construction)	575	10,005
Aeropostale, Inc.* (Retail)	1,380	27,214
Aerovironment, Inc.* (Aerospace/Defense)	575	13,432
AFC Enterprises, Inc.* (Retail)	575	12,702
Affymax, Inc.* (Biotechnology)	805	13,065
Air Methods Corp.* (Healthcare - Services)	230	25,077
Aircastle, Ltd. (Trucking & Leasing)	1,495	17,686
Akorn, Inc.* (Pharmaceuticals)	1,495	20,437
Alaska Air Group, Inc.* (Airlines)	1,150	40,077
Albany International Corp. - Class A (Machinery - Diversified)	920	16,468
Align Technology, Inc.* (Healthcare - Products)	1,150	39,054
Alkermes PLC* (Pharmaceuticals)	2,300	42,757
Allegiant Travel Co.* (Airlines)	230	16,344
ALLETE, Inc. (Electric)	1,035	42,911
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	920	17,195
Alterra Capital Holdings, Ltd. (Insurance)	1,495	34,789
Altra Holdings, Inc. (Machinery - Diversified)	575	9,499
AMCOL International Corp. (Mining)	345	10,592
Amedisys, Inc.* (Healthcare - Services)	690	8,411
American Assets Trust, Inc. (REIT)	1,035	26,910
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,265	13,649
American Equity Investment Life Holding Co. (Insurance)	2,300	26,841
American Greetings Corp. - Class A (Household Products/Wares)	690	9,170
American Public Education, Inc.* (Commercial Services)	345	8,663
American Realty Capital Trust, Inc. (Investment Companies)	2,415	26,613
American Science & Engineering, Inc. (Electronics)	230	13,119
American States Water Co. (Water)	460	18,699
American Vanguard Corp. (Chemicals)	690	16,139
Ameristar Casinos, Inc. (Lodging)	575	9,700
Amkor Technology, Inc.* (Semiconductors)	2,070	11,033
AmSurg Corp.* (Healthcare - Services)	460	13,588
AmTrust Financial Services, Inc. (Insurance)	690	20,555
Analogic Corp. (Electronics)	230	14,725
Ancestry.com, Inc.* (Internet)	575	19,245
Angie’s List, Inc.* (Internet)	1,035	13,455
Anixter International, Inc. (Telecommunications)	460	26,179
ANN, Inc.* (Retail)	920	24,914
Annie’s, Inc.* (Food)	230	9,373
Antares Pharma, Inc.* (Pharmaceuticals)	2,645	12,775
Anworth Mortgage Asset Corp. (REIT)	2,070	13,745
Apogee Enterprises, Inc. (Building Materials)	805	13,033
Apollo Investment Corp. (Investment Companies)	2,990	22,963
Applied Industrial Technologies, Inc. (Machinery - Diversified)	920	34,187
Applied Micro Circuits Corp.* (Semiconductors)	1,840	10,525
Approach Resources, Inc.* (Oil & Gas)	575	15,180
Arabian American Development Co.* (Oil & Gas)	805	7,648
Arbitron, Inc. (Commercial Services)	345	12,099
Arch Coal, Inc. (Coal)	3,335	24,045
Arctic Cat, Inc.* (Leisure Time)	230	10,120
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,530	21,151
Argo Group International Holdings, Ltd. (Insurance)	460	13,529
Arkansas Best Corp. (Transportation)	805	11,020
Arlington Asset Investment Corp. - Class A (Investment Companies)	575	12,857

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Array BioPharma, Inc.* (Pharmaceuticals)	2,760	$14,186
Arris Group, Inc.* (Telecommunications)	2,530	32,106
ArthroCare Corp.* (Healthcare - Products)	460	13,607
Aruba Networks, Inc.* (Telecommunications)	1,725	24,460
Asbury Automotive Group, Inc.* (Retail)	575	15,042
Ashford Hospitality Trust (REIT)	1,380	10,529
Aspen Technology, Inc.* (Software)	1,610	37,642
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	690	9,667
Associated Estates Realty Corp. (REIT)	1,380	20,603
Astec Industries, Inc.* (Machinery - Construction & Mining)	460	13,432
Astex Pharmaceuticals, Inc.* (Biotechnology)	4,945	12,264
Astoria Financial Corp. (Savings & Loans)	2,185	20,583
athenahealth, Inc.* (Software)	460	42,090
Atlantic Power Corp. (Electric)	1,610	22,186
Atlantic Tele-Network, Inc. (Telecommunications)	345	12,061
Atlas Air Worldwide Holdings, Inc.* (Transportation)	460	20,866
ATMI, Inc.* (Semiconductors)	575	10,914
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	690	18,589
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	3,680	10,525
Aveo Phamaceuticals, Inc.* (Biotechnology)	920	12,052
Avis Budget Group, Inc.* (Commercial Services)	1,725	24,788
Avista Corp. (Electric)	1,035	28,649
B&G Foods, Inc. - Class A (Food)	920	25,760
Badger Meter, Inc. (Electronics)	230	7,795
Balchem Corp. (Chemicals)	460	15,332
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	575	11,684
BancorpSouth, Inc. (Banks)	2,185	31,661
Bank of the Ozarks, Inc. (Banks)	575	18,509
Bankrate, Inc.* (Internet)	1,150	18,342
Banner Corp. (Banks)	460	10,456
Barnes & Noble, Inc.* (Retail)	575	7,630
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,035	24,695
BBCN Bancorp, Inc.* (Banks)	2,185	24,778
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	690	18,292
bebe Stores, Inc. (Retail)	1,840	11,040
Belden, Inc. (Electrical Components & Equipment)	805	25,865
Benchmark Electronics, Inc.* (Electronics)	1,610	25,374
Benihana, Inc. (Retail)	575	9,327
Berry Petroleum Co. - Class A (Oil & Gas)	920	34,978
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,955	9,716
Bill Barrett Corp.* (Oil & Gas)	920	19,375
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	460	11,385
BioScrip, Inc.* (Pharmaceuticals)	1,265	8,045
BJ’s Restaurants, Inc.* (Retail)	345	13,655
Black Box Corp. (Telecommunications)	345	9,191
Black Hills Corp. (Electric)	1,380	43,953
Blackbaud, Inc. (Software)	575	15,513
BlackRock Kelso Capital Corp. (Investment Companies)	1,150	10,868
Blount International, Inc.* (Miscellaneous Manufacturing)	1,495	21,259
Blucora, Inc.* (Internet)	690	10,523
Blyth, Inc. (Household Products/Wares)	230	7,884
Bob Evans Farms, Inc. (Retail)	345	13,289
Boise, Inc. (Forest Products & Paper)	1,610	11,914
Boston Beer Co., Inc. - Class A* (Beverages)	115	12,388
Boston Private Financial Holdings, Inc. (Banks)	1,265	11,904
Bottomline Technologies, Inc.* (Software)	805	15,287
Boyd Gaming Corp.* (Lodging)	1,610	9,177
Brady Corp. - Class A (Electronics)	1,150	30,509
Bridgepoint Education, Inc.* (Commercial Services)	805	7,326
Briggs & Stratton Corp. (Machinery - Diversified)	1,380	24,067
Brightpoint, Inc.* (Distribution/Wholesale)	1,610	14,442
Bristow Group, Inc. (Transportation)	575	26,318
BroadSoft, Inc.* (Internet)	460	11,293
Brookline Bancorp, Inc. (Savings & Loans)	1,725	14,507
Brooks Automation, Inc. (Semiconductors)	1,150	10,649
Brown Shoe Co., Inc. (Retail)	920	12,659
Brunswick Corp. (Leisure Time)	1,265	27,817
Buckeye Technologies, Inc. (Forest Products & Paper)	575	17,319
Buffalo Wild Wings, Inc.* (Retail)	345	25,044
C&J Energy Services, Inc.* (Oil & Gas Services)	920	17,278
Cabela’s, Inc.* (Retail)	920	42,265
Cabot Microelectronics Corp. (Semiconductors)	460	13,524
CACI International, Inc. - Class A* (Computers)	460	25,967
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	2,415	10,240
Caesars Entertainment Corp.* (Lodging)	920	7,710
Cal-Maine Foods, Inc. (Food)	230	8,678
Calgon Carbon Corp.* (Environmental Control)	1,495	20,691
California Water Service Group (Water)	1,380	25,489
Calix, Inc.* (Telecommunications)	1,035	4,771
Callaway Golf Co. (Leisure Time)	1,380	7,576
Cambrex Corp.* (Biotechnology)	1,035	9,553
Campus Crest Communities, Inc. (REIT)	1,150	12,604

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Cantel Medical Corp. (Healthcare - Products)	460	$12,015
Capstead Mortgage Corp. (REIT)	1,725	24,288
Cardtronics, Inc.* (Commercial Services)	690	21,397
Career Education Corp.* (Commercial Services)	1,955	9,208
Carrizo Oil & Gas, Inc.* (Oil & Gas)	690	17,395
Casey’s General Stores, Inc. (Retail)	690	41,007
Cash America International, Inc. (Retail)	575	22,034
Cathay Bancorp, Inc. (Banks)	2,530	40,961
Cavium, Inc.* (Semiconductors)	920	24,858
Cbeyond, Inc.* (Telecommunications)	1,380	9,839
CBIZ, Inc.* (Commercial Services)	1,495	7,909
CEC Entertainment, Inc. (Retail)	345	11,889
Cedar Realty Trust, Inc. (REIT)	2,185	11,253
Centene Corp.* (Healthcare - Services)	805	30,622
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,380	15,760
Central Pacific Financial Corp.* (Banks)	1,035	13,869
Century Aluminum Co.* (Mining)	1,840	11,242
Cepheid, Inc.* (Healthcare - Products)	1,150	36,846
Ceradyne, Inc. (Miscellaneous Manufacturing)	460	10,120
CEVA, Inc.* (Semiconductors)	575	8,936
CH Energy Group, Inc. (Electric)	230	14,957
Chart Industries, Inc.* (Machinery - Diversified)	460	29,836
Checkpoint Systems, Inc.* (Electronics)	1,150	8,844
Chemed Corp. (Commercial Services)	230	14,437
Chemtura Corp.* (Chemicals)	1,840	24,877
Chesapeake Lodging Trust (REIT)	690	11,709
CIBER, Inc.* (Computers)	1,955	7,331
Ciena Corp.* (Telecommunications)	1,380	22,121
Cincinnati Bell, Inc.* (Telecommunications)	2,875	11,069
CIRCOR International, Inc. (Metal Fabricate/Hardware)	460	14,163
Cirrus Logic, Inc.* (Semiconductors)	920	33,828
Citizens Republic Bancorp, Inc.* (Banks)	1,150	20,700
City Holding Co. (Banks)	230	7,602
Clarcor, Inc. (Miscellaneous Manufacturing)	920	44,482
Clayton Williams Energy, Inc.* (Oil & Gas)	345	14,242
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,150	16,226
Clearwater Paper Corp.* (Forest Products & Paper)	345	12,158
Cleco Corp. (Electric)	920	40,259
Cloud Peak Energy, Inc.* (Coal)	1,265	20,936
Clovis Oncology, Inc.* (Pharmaceuticals)	345	6,103
CNO Financial Group, Inc. (Insurance)	3,680	30,507
Coeur d’Alene Mines Corp.* (Mining)	1,725	28,135
Cogent Communications Group, Inc.* (Internet)	805	14,868
Cognex Corp. (Machinery - Diversified)	805	27,209
Cohen & Steers, Inc. (Diversified Financial Services)	345	11,385
Coherent, Inc.* (Electronics)	460	22,462
Coinstar, Inc.* (Retail)	460	21,845
Collective Brands, Inc.* (Retail)	805	17,324
Colonial Properties Trust (REIT)	1,380	31,257
Colony Financial, Inc. (REIT)	1,610	29,543
Columbia Banking System, Inc. (Banks)	1,035	18,682
Columbia Sportswear Co. (Apparel)	345	17,454
Community Bank System, Inc. (Banks)	1,150	31,636
Community Trust Bancorp, Inc. (Banks)	230	7,806
CommVault Systems, Inc.* (Software)	690	33,479
comScore, Inc.* (Internet)	690	10,626
Comstock Resources, Inc.* (Oil & Gas)	920	14,886
Comverse Technology, Inc.* (Telecommunications)	3,680	19,982
Conceptus, Inc.* (Healthcare - Products)	460	8,547
CONMED Corp. (Healthcare - Products)	460	12,622
Consolidated Communications Holdings, Inc. (Telecommunications)	1,035	16,415
Constant Contact, Inc.* (Internet)	460	7,714
Convergys Corp. (Commercial Services)	2,530	37,292
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,035	18,081
Cornerstone OnDemand, Inc.* (Software)	805	19,143
CoStar Group, Inc.* (Commercial Services)	345	28,473
Cousins Properties, Inc. (REIT)	1,725	13,093
Cracker Barrel Old Country Store, Inc. (Retail)	345	21,618
Cray, Inc.* (Computers)	805	10,006
Credit Acceptance Corp.* (Diversified Financial Services)	115	11,024
CreXus Investment Corp. (REIT)	1,840	19,283
Crocs, Inc.* (Apparel)	1,495	22,948
CSG Systems International, Inc.* (Software)	920	16,220
CubeSmart (REIT)	1,840	22,062
Cubic Corp. (Aerospace/Defense)	460	22,250
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,035	44,567
Curis, Inc.* (Biotechnology)	2,070	10,019
Curtiss-Wright Corp. (Aerospace/Defense)	920	27,572
CVB Financial Corp. (Banks)	2,300	27,140
CVR Energy, Inc.* (Oil & Gas)	460	13,138
Cyberonics, Inc.* (Healthcare - Products)	345	14,938
Cymer, Inc.* (Electronics)	460	26,317
Dana Holding Corp. (Auto Parts & Equipment)	1,840	24,251

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Darling International, Inc.* (Environmental Control)	2,415	$39,896
DCT Industrial Trust, Inc. (REIT)	2,760	17,278
DealerTrack Holdings, Inc.* (Internet)	690	20,127
Delek US Holdings, Inc. (Oil & Gas)	575	11,351
Deltic Timber Corp. (Forest Products & Paper)	115	7,108
Deluxe Corp. (Commercial Services)	1,380	39,082
Demand Media, Inc.* (Media)	1,265	14,067
Dendreon Corp.* (Biotechnology)	2,530	12,043
DepoMed, Inc.* (Pharmaceuticals)	1,955	10,792
Dexcom, Inc.* (Healthcare - Products)	1,265	13,928
DFC Global Corp.* (Commercial Services)	1,035	19,841
DiamondRock Hospitality Co. (REIT)	2,990	28,285
Dice Holdings, Inc.* (Internet)	1,150	8,671
Digital River, Inc.* (Internet)	920	16,367
DigitalGlobe, Inc.* (Telecommunications)	805	15,673
Dime Community Bancshares, Inc. (Savings & Loans)	690	10,005
DineEquity, Inc.* (Retail)	230	12,259
Diodes, Inc.* (Semiconductors)	1,150	21,781
Dole Food Co., Inc.* (Food)	1,380	16,243
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	345	25,668
Domino’s Pizza, Inc. (Retail)	1,035	35,335
Dorman Products, Inc.* (Auto Parts & Equipment)	575	16,514
Douglas Dynamics, Inc. (Auto Parts & Equipment)	920	12,300
Dril-Quip, Inc.* (Oil & Gas Services)	575	42,153
Duff & Phelps Corp. - Class A (Diversified Financial Services)	690	10,171
DuPont Fabros Technology, Inc. (REIT)	1,265	34,028
DXP Enterprises, Inc.* (Machinery - Diversified)	230	10,166
Dycom Industries, Inc.* (Engineering & Construction)	805	14,023
Dynavax Technologies Corp.* (Biotechnology)	3,450	13,317
Dynex Capital, Inc. (REIT)	1,495	15,533
E.W. Scripps Co.* (Media)	1,035	9,615
Eagle Materials, Inc. (Building Materials)	690	23,977
EarthLink, Inc. (Internet)	1,840	12,604
EastGroup Properties, Inc. (REIT)	575	30,751
Ebix, Inc. (Software)	805	17,460
Echo Global Logistics, Inc.* (Transportation)	575	10,373
Education Realty Trust, Inc. (REIT)	1,725	20,217
El Paso Electric Co. (Electric)	1,380	46,713
Electronics for Imaging, Inc.* (Computers)	920	13,450
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	575	22,431
Ellie Mae, Inc.* (Diversified Financial Services)	575	11,788
EMCOR Group, Inc. (Engineering & Construction)	1,265	33,307
Emergent Biosolutions, Inc.* (Biotechnology)	805	11,761
Empire District Electric Co. (Electric)	1,380	29,670
Employers Holdings, Inc. (Insurance)	690	12,337
Emulex Corp.* (Semiconductors)	1,955	12,649
Encore Capital Group, Inc.* (Diversified Financial Services)	575	16,100
Encore Wire Corp. (Electrical Components & Equipment)	460	12,604
Endologix, Inc.* (Healthcare - Products)	1,035	12,161
Energy Partners, Ltd.* (Oil & Gas)	690	11,661
Energy XXI (Bermuda), Ltd. (Oil & Gas)	920	28,686
EnerSys* (Electrical Components & Equipment)	805	27,491
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	345	11,892
Entegris, Inc.* (Semiconductors)	2,760	22,218
Entertainment Properties Trust (REIT)	1,035	46,741
Entropic Communications, Inc.* (Semiconductors)	2,070	12,420
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,725	11,437
Equity One, Inc. (REIT)	1,840	39,910
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	345	12,423
Esterline Technologies Corp.* (Aerospace/Defense)	460	27,011
Ethan Allen Interiors, Inc. (Home Furnishings)	460	9,490
Euronet Worldwide, Inc.* (Commercial Services)	1,150	21,022
EverBank Financial Corp.* (Savings & Loans)	1,610	19,288
Evercore Partners, Inc. - Class A (Diversified Financial Services)	805	18,652
Exact Sciences Corp.* (Biotechnology)	1,265	12,966
ExactTarget, Inc.* (Internet)	690	15,732
ExamWorks Group, Inc.* (Commercial Services)	805	10,505
Exelixis, Inc.* (Biotechnology)	2,415	15,094
ExlService Holdings, Inc.* (Commercial Services)	690	17,008
Exponent, Inc.* (Engineering & Construction)	230	11,889
Express, Inc.* (Retail)	1,495	24,069
Exterran Holdings, Inc.* (Oil & Gas Services)	1,265	18,684
Extreme Networks, Inc.* (Telecommunications)	2,645	8,464
EZCORP, Inc. - Class A* (Retail)	690	15,525
F.N.B. Corp. (Banks)	3,220	35,034
Fabrinet* (Miscellaneous Manufacturing)	690	9,163
Fair Isaac Corp. (Software)	460	19,913
FARO Technologies, Inc.* (Electronics)	230	9,897
FBL Financial Group, Inc. - Class A (Insurance)	460	14,237
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,495	8,477

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Federal-Mogul Corp.* (Auto Parts & Equipment)	1,150	$11,443
FEI Co. (Electronics)	575	27,433
FelCor Lodging Trust, Inc.* (REIT)	1,955	9,462
Ferro Corp.* (Chemicals)	2,070	6,355
Fifth & Pacific Cos., Inc.* (Retail)	1,610	17,839
Fifth Street Finance Corp. (Investment Companies)	1,495	15,114
Financial Engines, Inc.* (Diversified Financial Services)	690	12,951
Finisar Corp.* (Telecommunications)	1,495	18,583
First American Financial Corp. (Insurance)	2,185	40,029
First BanCorp.* (Banks)	3,335	12,606
First Cash Financial Services, Inc.* (Retail)	345	13,834
First Commonwealth Financial Corp. (Banks)	2,530	17,735
First Financial Bancorp (Banks)	1,150	18,354
First Financial Bankshares, Inc. (Banks)	460	15,868
First Industrial Realty Trust, Inc.* (REIT)	1,840	23,442
First Midwest Bancorp, Inc. (Banks)	1,725	19,492
First Potomac Realty Trust (REIT)	1,495	17,327
First Solar, Inc.* (Energy - Alternate Sources)	1,150	17,871
FirstMerit Corp. (Banks)	2,070	33,534
Flagstone Reinsurance Holdings S.A. (Insurance)	1,150	8,027
Flotek Industries, Inc.* (Oil & Gas Services)	1,035	10,112
Forest Oil Corp.* (Oil & Gas)	2,530	17,330
FormFactor, Inc.* (Semiconductors)	1,265	7,742
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,035	21,569
Forward Air Corp. (Transportation)	345	11,544
Francesca’s Holdings Corp.* (Retail)	575	18,061
Franklin Street Properties Corp. (REIT)	1,265	13,118
Fred’s, Inc. (Retail)	690	9,798
Fresh Del Monte Produce, Inc. (Food)	1,150	28,175
FTI Consulting, Inc.* (Commercial Services)	920	23,488
Fuller (H.B.) Co. (Chemicals)	1,150	33,603
GasLog, Ltd.* (Transportation)	1,150	11,397
Gaylord Entertainment Co.* (Lodging)	575	21,131
Generac Holdings, Inc. (Electrical Components & Equipment)	690	15,746
Genesco, Inc.* (Retail)	460	30,461
Genesee & Wyoming, Inc. - Class A* (Transportation)	690	42,821
Genomic Health, Inc.* (Healthcare - Products)	460	15,442
GenOn Energy, Inc.* (Electric)	7,015	16,696
GeoEye, Inc.* (Telecommunications)	805	20,471
GeoResources, Inc.* (Oil & Gas)	345	11,544
Georgia Gulf Corp. (Chemicals)	575	18,848
Getty Realty Corp. (REIT)	690	12,820
Glacier Bancorp, Inc. (Banks)	1,380	20,935
Glatfelter (Forest Products & Paper)	1,610	25,615
Glimcher Realty Trust (REIT)	2,070	20,741
Global Cash Access Holdings, Inc.* (Commercial Services)	1,610	10,401
Global Power Equipment Group, Inc. (Machinery - Diversified)	460	9,453
Globe Specialty Metals, Inc. (Mining)	1,265	15,850
Glu Mobile, Inc.* (Software)	1,840	8,832
Gold Resource Corp. (Mining)	575	10,310
Government Properties Income Trust (REIT)	1,035	23,701
GP Strategies Corp.* (Miscellaneous Manufacturing)	460	7,871
Grand Canyon Education, Inc.* (Commercial Services)	1,035	17,222
Granite Construction, Inc. (Engineering & Construction)	920	23,828
Graphic Packaging Holding Co.* (Packaging & Containers)	2,645	14,812
Great Lakes Dredge & Dock Co. (Commercial Services)	1,380	9,839
Greatbatch, Inc.* (Healthcare - Products)	920	21,004
Green Dot Corp. - Class A* (Commercial Services)	690	7,204
Greenhill & Co., Inc. (Diversified Financial Services)	690	27,407
Group 1 Automotive, Inc. (Retail)	460	24,725
GSI Group, Inc.* (Electronics)	805	8,292
GT Advanced Technologies, Inc.* (Semiconductors)	2,070	10,598
Guidewire Software, Inc.* (Software)	460	11,804
GulfMark Offshore, Inc. - Class A* (Transportation)	460	16,537
Gulfport Energy Corp.* (Oil & Gas)	920	18,952
H&E Equipment Services, Inc.* (Commercial Services)	690	9,743
Haemonetics Corp.* (Healthcare - Products)	460	33,079
Halcon Resources Corp.* (Oil & Gas)	1,610	10,626
Halozyme Therapeutics, Inc.* (Biotechnology)	1,610	14,522
Hancock Holding Co. (Banks)	1,495	45,568
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	805	20,745
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,725	15,973
Harmonic, Inc.* (Telecommunications)	3,105	13,165
Harris Teeter Supermarkets, Inc. (Food)	920	38,033
Harvest Natural Resources, Inc.* (Oil & Gas)	1,380	10,874
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	575	10,350
Headwaters, Inc.* (Energy - Alternate Sources)	1,725	10,781
Healthcare Realty Trust, Inc. (REIT)	1,265	31,068
Healthcare Services Group, Inc. (Commercial Services)	1,725	37,398
HEALTHSOUTH Corp.* (Healthcare - Services)	1,840	41,216
HealthStream, Inc.* (Internet)	345	9,639
Heartland Express, Inc. (Transportation)	1,725	23,977

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Heartland Payment Systems, Inc. (Commercial Services)	920	$29,164
HeartWare International, Inc.* (Healthcare - Products)	230	20,537
Hecla Mining Co. (Mining)	5,060	22,770
HEICO Corp. (Aerospace/Defense)	920	32,835
Helen of Troy, Ltd.* (Household Products/Wares)	460	14,012
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,955	34,955
Hercules Offshore, Inc.* (Oil & Gas)	4,255	15,275
Hercules Technology Growth Capital, Inc. (Private Equity)	1,035	11,623
Herman Miller, Inc. (Office Furnishings)	1,150	21,045
Hersha Hospitality Trust (REIT)	2,645	12,855
Hexcel Corp.* (Miscellaneous Manufacturing)	1,725	40,175
HFF, Inc. - Class A* (Real Estate)	690	9,011
Hibbett Sports, Inc.* (Retail)	345	20,966
Higher One Holdings, Inc.* (Diversified Financial Services)	920	10,203
Highwoods Properties, Inc. (REIT)	1,035	35,055
Hillenbrand, Inc. (Commercial Services)	1,840	31,814
Hilltop Holdings, Inc.* (Insurance)	920	9,669
Hittite Microwave Corp.* (Semiconductors)	460	23,308
HMS Holdings Corp.* (Commercial Services)	1,495	51,443
HNI Corp. (Office Furnishings)	690	18,333
Home Bancshares, Inc. (Banks)	345	10,402
Horace Mann Educators Corp. (Insurance)	1,150	20,056
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	575	24,351
HSN, Inc. (Retail)	690	29,228
Hub Group, Inc. - Class A* (Transportation)	690	20,527
Hudson Pacific Properties, Inc. (REIT)	1,265	22,492
Huron Consulting Group, Inc.* (Commercial Services)	460	15,493
IBERIABANK Corp. (Banks)	690	32,313
ICF International, Inc.* (Commercial Services)	460	11,302
Iconix Brand Group, Inc.* (Apparel)	1,150	20,389
ICU Medical, Inc.* (Healthcare - Products)	345	18,399
IDACORP, Inc. (Electric)	920	38,824
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	15,144
iGATE Corp.* (Computers)	575	9,143
II-VI, Inc.* (Electronics)	1,265	22,062
ImmunoGen, Inc.* (Biotechnology)	1,380	22,273
Impax Laboratories, Inc.* (Pharmaceuticals)	1,380	30,664
Imperva, Inc.* (Software)	460	12,144
Infinera Corp.* (Telecommunications)	2,760	15,235
Infoblox, Inc.* (Software)	460	9,665
Inland Real Estate Corp. (REIT)	2,185	17,436
InnerWorkings, Inc.* (Software)	920	11,031
Innophos Holdings, Inc. (Chemicals)	345	20,000
Innospec, Inc.* (Chemicals)	460	14,315
Insight Enterprises, Inc.* (Computers)	690	11,564
Insperity, Inc. (Commercial Services)	690	18,106
Insulet Corp.* (Healthcare - Products)	920	17,995
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	345	13,269
Integrated Device Technology, Inc.* (Semiconductors)	2,530	12,751
InterDigital, Inc. (Telecommunications)	805	21,976
Interface, Inc. (Office Furnishings)	1,610	21,349
Intermec, Inc.* (Machinery - Diversified)	1,840	11,077
InterMune, Inc.* (Biotechnology)	1,265	11,170
International Bancshares Corp. (Banks)	1,035	18,972
International Rectifier Corp.* (Semiconductors)	2,070	35,273
International Speedway Corp. - Class A (Entertainment)	805	20,640
Intersections, Inc. (Commercial Services)	575	8,188
Intersil Corp. - Class A (Semiconductors)	2,645	24,360
Interval Leisure Group, Inc. (Leisure Time)	690	12,655
Intralinks Holdings, Inc.* (Internet)	2,070	9,025
Invacare Corp. (Healthcare - Products)	920	12,963
InvenSense, Inc.* (Electronics)	805	10,385
Invesco Mortgage Capital, Inc. (REIT)	1,955	38,689
Investment Technology Group, Inc.* (Diversified Financial Services)	1,380	11,426
Investors Bancorp, Inc.* (Savings & Loans)	1,955	31,808
ION Geophysical Corp.* (Oil & Gas Services)	2,185	14,530
IPC The Hospitalist Co.* (Healthcare - Services)	345	14,835
Iridium Communications, Inc.* (Telecommunications)	1,495	13,545
iRobot Corp.* (Machinery - Diversified)	460	10,470
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	19,241
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,185	26,482
Ixia* (Telecommunications)	920	14,260
J & J Snack Foods Corp. (Food)	230	13,292
j2 Global, Inc. (Computers)	1,150	34,419
Jack in the Box, Inc.* (Retail)	920	24,831
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,265	20,265
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	690	33,168
JDA Software Group, Inc.* (Software)	805	23,812
JetBlue Airways Corp.* (Airlines)	3,335	18,376
Jive Software, Inc.* (Software)	460	9,214
Jos. A. Bank Clothiers, Inc.* (Retail)	345	14,580
K12, Inc.* (Commercial Services)	575	10,396
Kaiser Aluminum Corp. (Mining)	230	12,544
Kaman Corp. (Aerospace/Defense)	345	11,240

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,035	$17,398
Kaydon Corp. (Metal Fabricate/Hardware)	1,035	21,838
KB Home (Home Builders)	1,035	9,563
KBW, Inc. (Diversified Financial Services)	1,035	16,674
Kenexa Corp.* (Commercial Services)	575	13,691
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,150	15,732
Key Energy Services, Inc.* (Oil & Gas Services)	2,875	23,029
Keynote Systems, Inc. (Internet)	690	9,488
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	2,185	22,571
Knight Transportation, Inc. (Transportation)	2,185	33,496
Knoll, Inc. (Office Furnishings)	1,265	17,318
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,795	31,688
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	345	11,364
Korn/Ferry International* (Commercial Services)	1,380	18,161
Kraton Performance Polymers, Inc.* (Chemicals)	690	16,160
Krispy Kreme Doughnuts, Inc.* (Retail)	1,840	11,224
La-Z-Boy, Inc.* (Home Furnishings)	1,150	13,754
Laclede Group, Inc. (Gas)	460	19,219
Lakeland Bancorp, Inc. (Banks)	690	6,500
Lancaster Colony Corp. (Food)	230	15,937
LaSalle Hotel Properties (REIT)	1,495	39,259
Lattice Semiconductor Corp.* (Semiconductors)	2,645	9,813
Leap Wireless International, Inc.* (Telecommunications)	1,265	7,185
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,265	14,535
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	6,440	15,585
Lexington Realty Trust (REIT)	2,185	19,534
Life Time Fitness, Inc.* (Leisure Time)	690	31,333
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	575	11,126
Lindsay Manufacturing Co. (Machinery - Diversified)	345	24,460
Lions Gate Entertainment Corp.* (Entertainment)	1,380	18,561
Liquidity Services, Inc.* (Internet)	460	21,031
Lithia Motors, Inc. - Class A (Retail)	460	12,816
Littelfuse, Inc. (Electrical Components & Equipment)	345	18,506
Live Nation, Inc.* (Commercial Services)	2,300	20,516
LivePerson, Inc.* (Computers)	1,035	19,354
LogMeIn, Inc.* (Telecommunications)	460	8,717
Loral Space & Communications, Inc. (Telecommunications)	230	16,548
Louisiana-Pacific Corp.* (Building Materials)	1,840	18,989
LSB Industries, Inc.* (Miscellaneous Manufacturing)	460	14,780
LTC Properties, Inc. (REIT)	460	16,422
LTX-Credence Corp.* (Semiconductors)	1,380	8,087
Lufkin Industries, Inc. (Oil & Gas Services)	460	21,183
Lumber Liquidators Holdings, Inc.* (Retail)	460	19,453
Luminex Corp.* (Healthcare - Products)	575	9,850
M.D.C. Holdings, Inc. (Home Builders)	460	14,656
Magellan Health Services, Inc.* (Healthcare - Services)	460	22,172
magicJack VocalTec, Ltd.* (Internet)	460	10,217
Magnum Hunter Resources Corp.* (Oil & Gas)	3,450	13,110
Main Street Capital Corp. (Investment Companies)	690	16,912
MAKO Surgical Corp.* (Healthcare - Products)	575	7,326
Manhattan Associates, Inc.* (Computers)	345	16,108
MannKind Corp.* (Pharmaceuticals)	4,255	10,127
ManTech International Corp. - Class A (Software)	575	12,610
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	690	9,736
MarketAxess Holdings, Inc. (Diversified Financial Services)	805	24,327
Marriott Vacations Worldwide Corp.* (Entertainment)	575	17,836
Masimo Corp.* (Healthcare - Products)	1,150	25,760
MasTec, Inc.* (Engineering & Construction)	1,495	23,860
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	460	13,340
MAXIMUS, Inc. (Commercial Services)	690	34,845
MB Financial, Inc. (Banks)	805	16,253
McEwen Mining, Inc.* (Mining)	5,290	15,817
McGrath Rentcorp (Commercial Services)	460	12,241
McMoRan Exploration Co.* (Oil & Gas)	1,725	22,528
Meadowbrook Insurance Group, Inc. (Insurance)	1,035	7,286
Measurement Specialties, Inc.* (Electronics)	345	10,274
MedAssets, Inc.* (Software)	1,150	15,168
Medical Properties Trust, Inc. (REIT)	2,185	21,522
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,150	37,858
Medidata Solutions, Inc.* (Software)	345	12,216
Medley Capital Corp. (Private Equity)	1,150	14,260
MEMC Electronic Materials, Inc.* (Semiconductors)	4,025	7,728
Mentor Graphics Corp.* (Computers)	1,495	22,844
Meredith Corp. (Media)	805	26,597
Meridian Bioscience, Inc. (Healthcare - Products)	575	9,608

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Healthcare - Products)	1,150	$15,536
Meritage Homes Corp.* (Home Builders)	460	16,146
Meritor, Inc.* (Auto Parts & Equipment)	1,955	9,149
MetroCorp Bancshares, Inc.* (Banks)	1,035	10,702
Metropolitan Health Networks, Inc.* (Healthcare - Services)	1,035	8,725
MGIC Investment Corp.* (Insurance)	5,635	13,580
Micrel, Inc. (Semiconductors)	1,265	11,815
Microsemi Corp.* (Semiconductors)	1,265	24,490
MicroStrategy, Inc. - Class A* (Software)	115	13,393
Millennial Media, Inc.* (Advertising)	690	6,852
Mine Safety Appliances Co. (Environmental Control)	575	19,734
Minerals Technologies, Inc. (Chemicals)	230	14,706
MIPS Technologies, Inc.* (Semiconductors)	1,380	8,487
Mistras Group, Inc.* (Engineering & Construction)	460	10,341
MKS Instruments, Inc. (Semiconductors)	690	18,216
MModal, Inc.* (Software)	1,035	14,821
Mobile Mini, Inc.* (Storage/Warehousing)	1,035	14,821
Molina Healthcare, Inc.* (Healthcare - Services)	460	11,229
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,035	14,718
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,150	12,811
Monolithic Power Systems, Inc.* (Semiconductors)	575	11,144
Monotype Imaging Holdings, Inc.* (Software)	575	8,441
Monro Muffler Brake, Inc. (Commercial Services)	575	19,015
Monster Worldwide, Inc.* (Commercial Services)	2,185	15,841
Montpelier Re Holdings, Ltd. (Insurance)	1,495	30,289
Moog, Inc. - Class A* (Aerospace/Defense)	460	16,739
Move, Inc.* (Internet)	—	2
MTS Systems Corp. (Computers)	230	9,998
Mueller Industries, Inc. (Metal Fabricate/Hardware)	690	29,415
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,220	11,399
Multi-Color Corp. (Commercial Services)	460	8,942
Multimedia Games Holding Co., Inc.* (Entertainment)	690	9,764
MVC Capital, Inc. (Investment Companies)	690	8,770
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	115	10,475
Myers Industries, Inc. (Miscellaneous Manufacturing)	575	9,453
MYR Group, Inc.* (Engineering & Construction)	575	9,384
Nanometrics, Inc.* (Semiconductors)	690	10,481
Nash Finch Co. (Food)	460	8,814
National CineMedia, Inc. (Entertainment)	1,035	14,635
National Financial Partners* (Diversified Financial Services)	805	11,954
National Health Investors, Inc. (REIT)	460	24,697
National Penn Bancshares, Inc. (Banks)	2,875	25,415
Nationstar Mortgage Holdings, inc.* (Diversified Financial Services)	805	17,726
Navigant Consulting Co.* (Commercial Services)	1,610	18,724
NBT Bancorp, Inc. (Banks)	575	12,081
Nektar Therapeutics* (Pharmaceuticals)	2,070	17,636
Nelnet, Inc. - Class A (Diversified Financial Services)	575	13,518
Neogen Corp.* (Pharmaceuticals)	345	13,272
NETGEAR, Inc.* (Telecommunications)	690	23,895
NetScout Systems, Inc.* (Computers)	690	16,118
Netspend Holdings, Inc.* (Diversified Financial Services)	1,150	10,120
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,955	14,858
Neutral Tandem, Inc.* (Telecommunications)	690	9,425
New Jersey Resources Corp. (Gas)	690	31,671
NewLink Genetics Corp.* (Biotechnology)	575	6,831
Newpark Resources, Inc.* (Oil & Gas Services)	1,955	13,353
Newport Corp.* (Electronics)	805	9,056
NIC, Inc. (Internet)	1,265	17,027
NN, Inc.* (Metal Fabricate/Hardware)	805	7,245
Northern Oil and Gas, Inc.* (Oil & Gas)	1,035	16,312
Northwest Bancshares, Inc. (Savings & Loans)	2,645	30,814
Northwest Natural Gas Co. (Gas)	575	27,997
NorthWestern Corp. (Electric)	1,150	42,469
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,070	15,960
NuVasive, Inc.* (Healthcare - Products)	805	16,816
NxStage Medical, Inc.* (Healthcare - Products)	920	13,846
Oasis Petroleum, Inc.* (Oil & Gas)	1,265	33,118
Ocwen Financial Corp.* (Diversified Financial Services)	2,185	43,176
OCZ Technology Group, Inc.* (Computers)	1,955	12,258
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,300	8,648
Office Depot, Inc.* (Retail)	6,210	11,054
OfficeMax, Inc.* (Retail)	2,185	9,811
Old Dominion Freight Line, Inc.* (Transportation)	690	29,256
Old National Bancorp (Banks)	1,840	22,522
Olin Corp. (Chemicals)	1,610	32,586
OM Group, Inc.* (Chemicals)	805	12,638

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	2,070	$50,177
Omeros Corp.* (Biotechnology)	920	8,694
OmniVision Technologies, Inc.* (Semiconductors)	805	11,286
On Assignment, Inc.* (Commercial Services)	1,035	16,136
Oncothyreon, Inc.* (Biotechnology)	1,840	7,783
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	690	8,756
OpenTable, Inc.* (Internet)	345	12,544
Opko Health, Inc.* (Pharmaceuticals)	2,645	11,215
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	805	10,996
Orbital Sciences Corp.* (Aerospace/Defense)	1,265	16,571
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,495	7,370
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,955	17,830
Oriental Financial Group, Inc. (Banks)	1,265	13,131
Oritani Financial Corp. (Savings & Loans)	1,150	16,203
Ormat Technologies, Inc. (Electric)	460	8,280
Orthofix International N.V.* (Healthcare - Products)	345	14,148
OSI Systems, Inc.* (Electronics)	345	22,266
Otter Tail Corp. (Electric)	575	13,495
Owens & Minor, Inc. (Distribution/Wholesale)	920	25,953
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	575	8,803
PacWest Bancorp (Banks)	805	18,443
Papa John’s International, Inc.* (Retail)	345	17,598
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	690	34,472
Parametric Technology Corp.* (Software)	1,955	42,111
PAREXEL International Corp.* (Commercial Services)	1,035	28,483
Park Electrochemical Corp. (Electronics)	345	9,318
Park National Corp. (Banks)	230	15,580
Parker Drilling Co.* (Oil & Gas)	2,185	10,117
PDC Energy, Inc.* (Oil & Gas)	575	15,065
PDL BioPharma, Inc. (Biotechnology)	2,070	14,055
Pebblebrook Hotel Trust (REIT)	1,265	28,741
Peet’s Coffee & Tea, Inc.* (Beverages)	230	17,342
Pegasystems, Inc. (Software)	460	12,779
Penn Virginia Corp. (Oil & Gas)	1,265	8,476
Pennsylvania REIT (REIT)	1,035	14,863
PennyMac Mortgage Investment Trust (REIT)	1,150	24,230
Penske Automotive Group, Inc. (Retail)	1,265	30,233
Perficient, Inc.* (Internet)	1,150	15,283
Pharmacyclics, Inc.* (Pharmaceuticals)	920	48,953
PharMerica Corp.* (Pharmaceuticals)	920	9,467
PHH Corp.* (Commercial Services)	1,035	16,777
Photronics, Inc.* (Semiconductors)	1,495	8,746
Piedmont Natural Gas Co., Inc. (Gas)	1,150	36,547
Pier 1 Imports, Inc. (Retail)	1,495	24,653
Pilgrim’s Pride Corp.* (Food)	2,185	10,160
Pinnacle Entertainment, Inc.* (Entertainment)	1,150	12,478
Pinnacle Financial Partners, Inc.* (Banks)	920	17,986
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,610	12,944
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	575	12,253
Plantronics, Inc. (Telecommunications)	690	22,646
Platinum Underwriters Holdings, Ltd. (Insurance)	920	34,978
Plexus Corp.* (Electronics)	690	19,817
PNM Resources, Inc. (Electric)	2,300	47,840
PolyOne Corp. (Chemicals)	1,265	18,633
Pool Corp. (Distribution/Wholesale)	345	12,717
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	345	29,215
Portland General Electric Co. (Electric)	1,610	43,840
Post Holdings, Inc.* (Food)	690	20,424
Potlatch Corp. (REIT)	575	19,901
Power Integrations, Inc. (Semiconductors)	575	20,263
Power-One, Inc.* (Electrical Components & Equipment)	1,840	9,200
Preferred Bank* (Banks)	690	7,438
Premiere Global Services, Inc.* (Telecommunications)	1,495	13,694
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,150	18,871
PriceSmart, Inc. (Retail)	460	33,129
Primerica, Inc. (Insurance)	1,955	53,508
Primoris Services Corp. (Holding Companies - Diversified)	1,035	12,782
Primus Telecommunications Group, Inc. (Telecommunications)	690	10,923
PrivateBancorp, Inc. (Banks)	1,495	22,903
Progress Software Corp.* (Software)	1,150	22,356
Prospect Capital Corp. (Investment Companies)	1,955	21,661
Prosperity Bancshares, Inc. (Banks)	1,265	51,321
Proto Labs, Inc.* (Miscellaneous Manufacturing)	345	13,051
Provident Financial Services, Inc. (Savings & Loans)	1,265	19,266
PS Business Parks, Inc. (REIT)	460	31,101
PSS World Medical, Inc.* (Healthcare - Products)	1,035	21,621
QLIK Technologies, Inc.* (Software)	1,610	32,200
QLogic Corp.* (Semiconductors)	2,185	25,215
Quad Graphics, Inc. (Commercial Services)	690	10,619
Quaker Chemical Corp. (Chemicals)	230	10,182
Quality Systems, Inc. (Software)	690	11,150
Quanex Building Products Corp. (Building Materials)	805	13,604
Quantum Corp.* (Computers)	5,175	7,659
Quest Software, Inc.* (Software)	805	22,492

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	920	$33,920
Quicksilver Resources, Inc.* (Oil & Gas)	2,300	10,396
Quidel Corp.* (Healthcare - Products)	575	9,010
QuinStreet, Inc.* (Internet)	1,380	12,517
Radian Group, Inc. (Insurance)	3,450	9,660
RadioShack Corp. (Retail)	3,565	10,374
RailAmerica, Inc.* (Transportation)	575	15,772
Rambus, Inc.* (Semiconductors)	2,530	10,626
Raven Industries, Inc. (Miscellaneous Manufacturing)	460	15,056
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	345	16,160
RealD, Inc.* (Computers)	920	8,924
RealPage, Inc.* (Software)	805	17,887
Redwood Trust, Inc. (REIT)	1,610	20,753
Regis Corp. (Retail)	1,495	25,295
Rent-A-Center, Inc. (Commercial Services)	1,035	36,805
Resolute Energy Corp.* (Oil & Gas)	1,725	14,956
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,070	19,003
Resources Connection, Inc. (Commercial Services)	1,150	12,983
Responsys, Inc.* (Internet)	1,150	12,822
Retail Opportunity Investments Corp. (REIT)	1,495	18,224
Rex Energy Corp.* (Oil & Gas)	1,035	13,124
Rexnord Corp.* (Metal Fabricate/Hardware)	920	17,848
RF Micro Devices, Inc.* (Telecommunications)	4,140	16,063
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	17,613
RLI Corp. (Insurance)	345	22,221
RLJ Lodging Trust (REIT)	2,300	40,480
Robbins & Myers, Inc. (Machinery - Diversified)	805	36,901
Rockwell Medical, Inc.* (Healthcare - Products)	805	7,261
Rofin-Sinar Technologies, Inc.* (Electronics)	575	10,425
Rogers Corp.* (Electronics)	230	8,246
Rosetta Resources, Inc.* (Oil & Gas)	690	28,787
Roundy’s, Inc. (Retail)	1,265	12,144
Rouse Properties, Inc. (REIT)	1,150	15,916
RPX Corp.* (Commercial Services)	805	10,103
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	805	18,072
S&T Bancorp, Inc. (Banks)	460	7,590
Sabra Health Care REIT, Inc. (REIT)	690	12,779
Saks, Inc.* (Retail)	2,875	29,986
Sanderson Farms, Inc. (Food)	345	12,706
Sanmina-SCI Corp.* (Electronics)	1,840	15,714
Santarus, Inc.* (Pharmaceuticals)	1,265	9,197
Sapient Corp. (Internet)	2,415	24,053
Sauer-Danfoss, Inc. (Machinery - Diversified)	345	12,486
ScanSource, Inc.* (Distribution/Wholesale)	460	13,280
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	575	16,508
Scholastic Corp. (Media)	575	17,325
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	230	15,663
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	8,596
Scientific Games Corp. - Class A* (Entertainment)	1,495	12,648
Seattle Genetics, Inc.* (Biotechnology)	1,495	39,109
Select Comfort Corp.* (Home Furnishings)	920	23,929
Select Income REIT (REIT)	575	14,467
Select Medical Holdings Corp.* (Healthcare - Services)	1,380	14,697
Selective Insurance Group, Inc. (Insurance)	1,265	21,834
SemGroup Corp. - Class A* (Pipelines)	805	27,137
Semtech Corp.* (Semiconductors)	920	21,979
Sensient Technologies Corp. (Chemicals)	1,035	36,691
Sequenom, Inc.* (Biotechnology)	2,875	8,079
ServiceSource International, Inc.* (Commercial Services)	1,150	12,972
Shenandoah Telecommunications Co. (Telecommunications)	690	10,868
Shuffle Master, Inc.* (Entertainment)	920	13,441
Shutterfly, Inc.* (Internet)	575	18,877
Silicon Graphics International Corp.* (Computers)	1,265	8,412
Silicon Image, Inc.* (Semiconductors)	2,070	8,114
Simpson Manufacturing Co., Inc. (Building Materials)	690	16,726
Six Flags Entertainment Corp. (Entertainment)	690	39,751
Skechers U.S.A., Inc. - Class A* (Apparel)	690	13,759
SkyWest, Inc. (Airlines)	1,380	9,660
Smart Balance, Inc.* (Food)	1,380	13,138
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,610	16,261
Smith Corp. (Miscellaneous Manufacturing)	1,150	56,833
Snyders-Lance, Inc. (Food)	1,380	32,333
Solar Capital, Ltd. (Investment Companies)	690	15,711
Solazyme, Inc.* (Energy - Alternate Sources)	690	9,474
Sonic Automotive, Inc. (Retail)	1,495	25,594
Sonic Corp.* (Retail)	1,265	12,524
Sonus Networks, Inc.* (Telecommunications)	5,750	9,545
Sotheby’s - Class A (Commercial Services)	1,035	30,377
Sourcefire, Inc.* (Internet)	460	23,483
South Jersey Industries, Inc. (Gas)	575	30,394
Southwest Gas Corp. (Gas)	690	30,815
Sovran Self Storage, Inc. (REIT)	460	26,266
Spansion, Inc. - Class A* (Computers)	1,380	14,145
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	1,035	38,119
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,265	17,697
Spirit Airlines, Inc.* (Airlines)	805	17,316

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
SS&C Technologies Holdings, Inc.* (Software)	1,265	$30,739
STAG Industrial, Inc. (REIT)	1,150	16,629
Stage Stores, Inc. (Retail)	690	13,069
Standard Microsystems Corp.* (Semiconductors)	575	21,223
Standard Motor Products, Inc. (Auto Parts & Equipment)	690	9,701
Standard Pacific Corp.* (Home Builders)	2,070	11,737
Star Scientific, Inc.* (Agriculture)	3,335	12,606
Starwood Property Trust, Inc. (REIT)	2,300	51,198
State Auto Financial Corp. (Insurance)	345	4,475
State Bank Finacial Corp.* (Banks)	575	9,148
STEC, Inc.* (Computers)	1,610	12,993
Steelcase, Inc. - Class A (Office Furnishings)	2,645	22,668
Stepan Co. (Chemicals)	115	10,196
STERIS Corp. (Healthcare - Products)	1,150	34,649
Steven Madden, Ltd.* (Apparel)	575	23,247
Stifel Financial Corp.* (Diversified Financial Services)	920	27,692
Stillwater Mining Co.* (Mining)	2,300	20,424
Stone Energy Corp.* (Oil & Gas)	805	21,139
Stratasys, Inc.* (Computers)	345	21,142
Strategic Hotels & Resorts, Inc.* (REIT)	3,450	20,907
Strayer Education, Inc. (Commercial Services)	230	16,712
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	345	17,053
Sun Communities, Inc. (REIT)	460	21,431
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,725	14,421
SunCoke Energy, Inc.* (Coal)	1,265	20,240
SunPower Corp.* (Electrical Components & Equipment)	2,070	8,114
Sunstone Hotel Investors, Inc.* (REIT)	2,415	24,174
Super Micro Computer, Inc.* (Computers)	690	8,563
SUPERVALU, Inc. (Food)	4,715	11,646
Susquehanna Bancshares, Inc. (Banks)	3,910	41,681
Susser Holdings Corp.* (Retail)	345	12,458
Swift Energy Co.* (Oil & Gas)	920	17,195
Swift Transportation Co.* (Transportation)	1,725	14,317
Swisher Hygiene, Inc.* (Commercial Services)	4,830	9,708
Sykes Enterprises, Inc.* (Computers)	805	11,906
Symetra Financial Corp. (Insurance)	2,530	29,424
Symmetry Medical, Inc.* (Healthcare - Products)	1,265	9,804
Synageva BioPharma Corp.* (Pharmaceuticals)	345	17,271
Synaptics, Inc.* (Computers)	920	24,270
Synchronoss Technologies, Inc.* (Software)	690	13,193
SYNNEX Corp.* (Software)	690	23,343
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,495	10,988
Syntel, Inc. (Computers)	230	13,370
Take-Two Interactive Software, Inc.* (Software)	1,610	14,136
TAL International Group, Inc. (Trucking & Leasing)	575	19,636
Tangoe, Inc.* (Software)	690	13,241
Targa Resources Corp. (Oil & Gas Services)	460	20,263
Team Health Holdings, Inc.* (Commercial Services)	920	24,564
Team, Inc.* (Commercial Services)	345	10,743
Teledyne Technologies, Inc.* (Aerospace/Defense)	460	28,658
TeleTech Holdings, Inc.* (Commercial Services)	1,150	18,929
Tellabs, Inc. (Telecommunications)	7,935	26,106
Tennant Co. (Machinery - Diversified)	345	14,376
Tenneco, Inc.* (Auto Parts & Equipment)	805	23,578
Tessera Technologies, Inc. (Semiconductors)	1,150	16,617
Tetra Tech, Inc.* (Environmental Control)	1,725	44,350
TETRA Technologies, Inc.* (Oil & Gas Services)	2,070	14,345
Texas Capital Bancshares, Inc.* (Banks)	805	34,687
Texas Industries, Inc. (Building Materials)	575	24,018
Texas Roadhouse, Inc. (Retail)	1,035	17,916
Textainer Group Holdings, Ltd. (Trucking & Leasing)	345	12,979
The Active Network, Inc.* (Internet)	1,265	17,950
The Andersons, Inc. (Agriculture)	345	13,100
The Brink’s Co. (Miscellaneous Manufacturing)	1,265	29,348
The Buckle, Inc. (Retail)	460	17,788
The Cato Corp. - Class A (Retail)	460	12,880
The Cheesecake Factory, Inc.* (Retail)	805	26,984
The Chefs’ Warehouse, Inc.* (Food)	460	7,429
The Children’s Place Retail Stores, Inc.* (Retail)	460	23,368
The Corporate Executive Board Co. (Commercial Services)	575	26,525
The Ensign Group, Inc. (Healthcare - Services)	345	9,677
The Finish Line, Inc. - Class A (Retail)	920	19,210
The Geo Group, Inc.* (Commercial Services)	1,840	42,541
The Greenbrier Cos., Inc.* (Trucking & Leasing)	575	9,373
The Hain Celestial Group, Inc.* (Food)	575	32,022
The Jones Group, Inc. (Apparel)	2,070	21,880
The Medicines Co.* (Biotechnology)	690	17,278
The Men’s Wearhouse, Inc. (Retail)	690	18,802
The Middleby Corp.* (Machinery - Diversified)	230	22,522
The New York Times Co. - Class A* (Media)	1,840	14,260

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
The Ryland Group, Inc. (Home Builders)	575	$13,731
The Ultimate Software Group, Inc.* (Software)	345	30,867
The Warnaco Group, Inc.* (Apparel)	690	29,435
Theravance, Inc.* (Pharmaceuticals)	1,150	33,499
Thermon Group Holdings, Inc.* (Oil & Gas Services)	460	9,881
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,035	7,183
Titan International, Inc. (Auto Parts & Equipment)	805	16,639
Titan Machinery, Inc.* (Distribution/Wholesale)	345	9,812
TiVo, Inc.* (Home Furnishings)	1,840	15,990
TNS, Inc.* (Commercial Services)	460	7,788
Tootsie Roll Industries, Inc. (Food)	690	16,891
Tornier N.V.* (Healthcare - Products)	460	10,037
Tower Group, Inc. (Insurance)	1,035	19,292
TowneBank (Banks)	690	9,867
TPC Group, Inc.* (Chemicals)	230	8,855
TreeHouse Foods, Inc.* (Food)	575	32,194
Trex Co., Inc.* (Building Materials)	345	8,791
Triangle Capital Corp. (Investment Companies)	805	18,459
TriMas Corp.* (Miscellaneous Manufacturing)	690	15,001
TriQuint Semiconductor, Inc.* (Semiconductors)	2,990	16,864
Trius Therapeutics, Inc.* (Biotechnology)	1,495	8,237
True Religion Apparel, Inc. (Apparel)	460	12,070
TrueBlue, Inc.* (Commercial Services)	1,380	21,004
TrustCo Bank Corp. NY (Banks)	1,725	9,505
Trustmark Corp. (Banks)	1,265	30,588
TTM Technologies, Inc.* (Electronics)	1,840	20,130
Tumi Holdings, Inc.* (Household Products/Wares)	575	10,379
Tutor Perini Corp.* (Engineering & Construction)	1,035	11,758
Two Harbors Investment Corp. (REIT)	1,610	18,467
Tyler Technologies, Inc.* (Software)	460	17,949
UIL Holdings Corp. (Electric)	1,035	38,336
Ultratech Stepper, Inc.* (Semiconductors)	460	14,633
UMB Financial Corp. (Banks)	805	38,688
Umpqua Holdings Corp. (Banks)	2,415	30,139
UniFirst Corp. (Textiles)	230	14,403
Unisys Corp.* (Computers)	690	13,407
United Bankshares, Inc. (Banks)	690	16,077
United Community Banks, Inc.* (Banks)	1,265	8,615
United Natural Foods, Inc.* (Food)	920	49,956
United Stationers, Inc. (Distribution/Wholesale)	920	23,193
Universal American Corp.* (Insurance)	1,380	12,365
Universal Corp. (Agriculture)	690	31,423
Universal Display Corp.* (Electrical Components & Equipment)	575	18,262
Universal Forest Products, Inc. (Building Materials)	345	11,016
Universal Technical Institute, Inc. (Commercial Services)	690	7,928
UNS Energy Corp. (Electric)	690	28,083
US Airways Group, Inc.* (Airlines)	2,185	25,040
USANA Health Sciences, Inc.* (Pharmaceuticals)	230	10,345
USG Corp.* (Building Materials)	1,150	18,676
VAALCO Energy, Inc.* (Oil & Gas)	1,265	9,272
Vail Resorts, Inc. (Entertainment)	575	28,543
Valassis Communications, Inc.* (Commercial Services)	805	18,153
ValueClick, Inc.* (Internet)	1,495	23,486
Vector Group, Ltd. (Agriculture)	1,610	27,354
Veeco Instruments, Inc.* (Semiconductors)	690	24,640
Venoco, Inc.* (Oil & Gas)	1,150	10,661
Verint Systems, Inc.* (Software)	460	12,839
Viad Corp. (Commercial Services)	690	11,958
ViaSat, Inc.* (Telecommunications)	575	22,022
Vical, Inc.* (Biotechnology)	2,300	7,958
ViewPoint Financial Group, Inc. (Savings & Loans)	805	14,172
VirnetX Holding Corp.* (Internet)	690	16,325
ViroPharma, Inc.* (Pharmaceuticals)	1,265	27,463
VistaPrint N.V.* (Commercial Services)	690	23,805
Vitamin Shoppe, Inc.* (Retail)	575	31,579
VIVUS, Inc.* (Pharmaceuticals)	1,495	31,440
Vocera Communications, Inc.* (Computers)	345	9,260
Vocus, Inc.* (Internet)	575	9,948
Volcano Corp.* (Healthcare - Products)	920	24,334
Volterra Semiconductor Corp.* (Semiconductors)	805	18,499
Vonage Holdings Corp.* (Telecommunications)	6,440	11,528
W&T Offshore, Inc. (Oil & Gas)	1,035	19,137
Wabash National Corp.* (Auto Manufacturers)	1,495	10,136
Walter Investment Management Corp. (REIT)	345	7,804
Washington REIT (REIT)	1,150	30,705
Watsco, Inc. (Distribution/Wholesale)	345	23,439
Watts Water Technologies, Inc. - Class A (Electronics)	805	27,080
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,840	15,622
Web.com Group, Inc.* (Internet)	805	12,478
WebMD Health Corp.* (Internet)	1,265	18,608
Websense, Inc.* (Internet)	575	8,631
Webster Financial Corp. (Banks)	1,840	37,757
Weis Markets, Inc. (Food)	230	10,012
WellCare Health Plans, Inc.* (Healthcare - Services)	575	37,271
Werner Enterprises, Inc. (Transportation)	1,610	37,159
WesBanco, Inc. (Banks)	345	7,145
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	690	9,212
West Pharmaceutical Services, Inc. (Healthcare - Products)	690	34,348

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

Common Stocks, continued

	Shares	Value
Westamerica Bancorp (Banks)	460	$21,160
Western Alliance Bancorp* (Banks)	1,380	12,724
Western Refining, Inc. (Oil & Gas)	920	21,648
WGL Holdings, Inc. (Gas)	690	27,910
Winnebago Industries, Inc.* (Home Builders)	920	9,320
Wintrust Financial Corp. (Banks)	690	25,330
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,610	10,771
WMS Industries, Inc.* (Leisure Time)	1,035	19,013
Wolverine World Wide, Inc. (Apparel)	805	35,766
Woodward, Inc. (Electronics)	920	30,884
World Acceptance Corp.* (Diversified Financial Services)	230	16,392
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,610	34,937
Wright Express Corp.* (Commercial Services)	805	51,826
Wright Medical Group, Inc.* (Healthcare - Products)	690	12,862
XO Group, Inc.* (Internet)	1,265	10,892
XPO Logistics, Inc.* (Transportation)	575	7,314
Yelp, Inc.* (Internet)	345	6,886
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,725	9,712
Zipcar, Inc.* (Commercial Services)	1,035	10,795
Zumiez, Inc.* (Retail)	460	16,712

TOTAL COMMON STOCKS (Cost $15,411,323)		18,498,901

Repurchase Agreements(a)(b) (43.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.10%–0.12%, dated 7/31/12, due 8/1/12, total to be received $11,848,036	$11,848,000	$11,848,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,848,000)		11,848,000

TOTAL INVESTMENT SECURITIES (Cost $27,259,323) — 110.5%		30,346,901
Net other assets (liabilities) — (10.5)%		(2,872,414)

NET ASSETS — 100.0%		$27,474,487

*                                         Non-income producing security

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2012, the aggregate amount held in a segregated account was $5,104,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,759,360)	48	$120,464

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$12,346,034	$(194,724)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,378,600	(215,125)

		$(409,849)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2012:

	Value	% of Net Assets
Advertising	$6,852	NM
Aerospace/Defense	211,015	0.8%
Agriculture	84,483	0.3%
Airlines	126,813	0.5%
Apparel	196,948	0.7%
Auto Manufacturers	10,136	NM
Auto Parts & Equipment	163,661	0.6%
Banks	1,139,177	4.1%
Beverages	29,730	0.1%
Biotechnology	476,656	1.7%
Building Materials	148,830	0.5%
Chemicals	310,116	1.1%
Coal	65,221	0.2%
Commercial Services	1,315,632	5.0%
Computers	388,831	1.4%
Cosmetics/Personal Care	22,431	0.1%
Distribution/Wholesale	151,603	0.6%
Diversified Financial Services	407,212	1.5%
Electric	547,161	2.0%
Electrical Components & Equipment	185,685	0.7%
Electronics	410,424	1.5%
Energy - Alternate Sources	54,352	0.2%
Engineering & Construction	148,395	0.5%
Entertainment	188,297	0.7%
Environmental Control	124,671	0.5%
Food	413,216	1.5%
Forest Products & Paper	141,800	0.5%
Gas	204,553	0.7%
Healthcare - Products	649,405	2.4%
Healthcare - Services	282,274	1.0%
Holding Companies - Diversified	28,755	0.1%
Home Builders	75,153	0.3%
Home Furnishings	63,163	0.2%
Household Products/Wares	135,624	0.5%
Insurance	498,244	1.8%
Internet	500,779	1.8%
Investment Companies	169,928	0.6%
Iron/Steel	16,508	0.1%
Leisure Time	108,514	0.4%
Lodging	65,548	0.2%
Machinery - Construction & Mining	13,432	NM

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2012

	Value	% of Net Assets
Machinery - Diversified	$293,177	1.1%
Media	107,909	0.4%
Metal Fabricate/Hardware	171,077	0.6%
Mining	147,684	0.5%
Miscellaneous Manufacturing	441,372	1.6%
Office Furnishings	100,713	0.4%
Oil & Gas	589,870	2.1%
Oil & Gas Services	298,630	1.1%
Packaging & Containers	14,812	0.1%
Pharmaceuticals	747,497	2.7%
Pipelines	27,137	0.1%
Private Equity	25,883	0.1%
REIT	1,420,558	5.3%
Real Estate	24,743	0.1%
Retail	1,138,663	4.1%
Savings & Loans	176,646	0.6%
Semiconductors	636,333	2.3%
Software	759,956	2.8%
Storage/Warehousing	24,033	0.1%
Telecommunications	585,221	2.1%
Textiles	14,403	0.1%
Toys/Games/Hobbies	34,800	0.1%
Transportation	332,694	1.2%
Trucking & Leasing	59,674	0.2%
Water	44,188	0.2%
Other**	8,975,586	32.6%
Total	$27,474,487	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the Funds), as of July 31, 2012, and for the year then ended, and have issued our unqualified report thereon dated September 27, 2012 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the Schedules) as of July 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio
September 27, 2012

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	September 20, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 20, 2012

* Print the name and title of each signing officer under his or her signature.